UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22761

Stone Ridge Trust

(Exact name of registrant as specified in charter)

One Vanderbilt Avenue, 65th Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

One Vanderbilt Avenue, 65th Floor

New York, New York 10017

(Name and address of agent for service)

(855) 609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)

Stone Ridge High Yield Reinsurance Risk Premium Fund
Class I | SHRIX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “Fund”) for the period of  November 1, 2024, to October 31, 2025. You can find additional information about the Fund at  https://www.stoneridgefunds.com/fund/shrix-shrmx  . You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment
Class I	$184	1.72%
1	Expenses are equal to the share class’s expense ratio of 1.72%, multiplied by the average account value over the period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2025, the Fund’s Class I shares had a total return of 14.27%. The Fund is designed to capture the reinsurance risk premium by investing in a broad set of reinsurance-related securities, primarily focused on higher-yielding catastrophe bonds.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive performance was a function of two concurrent market dynamics: a substantial rise in reinsurance premiums as a result of losses experienced from Hurricane Ian in 2022 as well as a tightening of terms and conditions during the hard market reset.
PERFORMANCE COMMENTARY
The Fund’s performance is largely based on the occurrence or non-occurrence of natural or non-natural catastrophe events or other loss events around the world, which impact the performance of reinsurance-related securities. The Fund’s exposures span many different regions and types of events covered. Positive performance was a function of two concurrent market dynamics: a substantial rise in reinsurance premiums as a result of losses experienced from Hurricane Ian in 2022 as well as a tightening of terms and conditions during the hard market reset. Despite the large insured losses from the Palisades and Eaton wildfires in California in January 2025, the combination of above average premiums earned during the year and higher deductibles for reinsurance contributed to the strong performance for the Fund during the fiscal year.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $25,000,000 chart reflects a hypothetical $25,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
Stone Ridge High Yield Reinsurance Risk Premium Fund	PAGE 1	TSR-AR-861728400

CUMULATIVE PERFORMANCE (Initial Investment of $25,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	14.27	9.18	6.30
ICE BofA US 3-Month Treasury Bill Total Return Index	4.34	3.04	2.12
Visit https://www.stoneridgefunds.com/fund/shrix-shrmx for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$3,964,231,872
Number of Holdings	338
Net Advisory Fee	$53,817,977
Portfolio Turnover	24.72%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Fund Portfolio Allocation By Year of Scheduled Maturity(1)	(%) of Net Assets
2025	2.2%
2026	21.7%
2027	25.0%
2028	26.1%
2029	5.7%
2030	2.4%
Not Applicable(2)	12.3%
Other(3)	4.6%
(1) Maturity dates listed for reinsurance-linked securities such as event-linked bonds and participation notes.
(2) Preference shares and participation notes that do not have maturity dates.
(3) Cash, cash equivalents, short-term investments and other liabilities in excess of other assets.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit  https://www.stoneridgefunds.com/fund/shrix-shrmx.
Stone Ridge High Yield Reinsurance Risk Premium Fund	PAGE 2	TSR-AR-861728400

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
Stone Ridge High Yield Reinsurance Risk Premium Fund	PAGE 3	TSR-AR-861728400

Stone Ridge High Yield Reinsurance Risk Premium Fund
Class M | SHRMX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “Fund”) for the period of  November 1, 2024, to October 31, 2025. You can find additional information about the Fund at  https://www.stoneridgefunds.com/fund/shrix-shrmx  . You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment
Class M	$197	1.84%
1	Expenses are equal to the share class’s expense ratio of 1.84%, multiplied by the average account value over the period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2025, the Fund’s Class M shares had a total return of 14.23%. The Fund is designed to capture the reinsurance risk premium by investing in a broad set of reinsurance-related securities, primarily focused on higher-yielding catastrophe bonds.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive performance was a function of two concurrent market dynamics: a substantial rise in reinsurance premiums as a result of losses experienced from Hurricane Ian in 2022 as well as a tightening of terms and conditions during the hard market reset.
PERFORMANCE COMMENTARY
The Fund’s performance is largely based on the occurrence or non-occurrence of natural or non-natural catastrophe events or other loss events around the world, which impact the performance of reinsurance-related securities. The Fund’s exposures span many different regions and types of events covered. Positive performance was a function of two concurrent market dynamics: a substantial rise in reinsurance premiums as a result of losses experienced from Hurricane Ian in 2022 as well as a tightening of terms and conditions during the hard market reset. Despite the large insured losses from the Palisades and Eaton wildfires in California in January 2025, the combination of above average premiums earned during the year and higher deductibles for reinsurance contributed to the strong performance for the Fund during the fiscal year.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
Stone Ridge High Yield Reinsurance Risk Premium Fund	PAGE 1	TSR-AR-861728509

CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class M (without sales charge)	14.23	9.05	6.16
ICE BofA US 3-Month Treasury Bill Total Return Index	4.34	3.04	2.12
Visit https://www.stoneridgefunds.com/fund/shrix-shrmx for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$3,964,231,872
Number of Holdings	338
Net Advisory Fee	$53,817,977
Portfolio Turnover	24.72%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Fund Portfolio Allocation By Year of Scheduled Maturity(1)	(%) of Net Assets
2025	2.2%
2026	21.7%
2027	25.0%
2028	26.1%
2029	5.7%
2030	2.4%
Not Applicable(2)	12.3%
Other(3)	4.6%
(1) Maturity dates listed for reinsurance-linked securities such as event-linked bonds and participation notes.
(2) Preference shares and participation notes that do not have maturity dates.
(3) Cash, cash equivalents, short-term investments and other liabilities in excess of other assets.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit  https://www.stoneridgefunds.com/fund/shrix-shrmx.
Stone Ridge High Yield Reinsurance Risk Premium Fund	PAGE 2	TSR-AR-861728509

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
Stone Ridge High Yield Reinsurance Risk Premium Fund	PAGE 3	TSR-AR-861728509

Stone Ridge Diversified Alternatives Fund
Class I | SRDAX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Stone Ridge Diversified Alternatives Fund for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at  https://www.stoneridgefunds.com/multi-strategy.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment
Class I	$195	1.93%
1	Expenses are equal to the share class’s expense ratio of 1.93%, multiplied by the average account value over the period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2025, the Fund’s Class I shares had a total return of 1.61%. The Fund seeks to generate positive returns through exposure to a diversified set of risk premiums, including reinsurance, market risk transfer, style premium investing, alternative lending, single family real estate, and art. The reinsurance risk premium strategy seeks to generate returns by investing in insurance-linked securities that provide counterparties protection against catastrophic events such as hurricanes or other natural disasters. The market risk transfer strategy seeks to generate returns through the sale of delta-hedged call and put options that provide counterparties with protection against changes in the market price of various assets such as oil or wheat. Style premium investing seeks to generate returns by investing in assets with certain well-known risk characteristics such as value, momentum and carry that have historically rewarded investors with higher returns. The style premium strategy generally holds both long and short positions to gain exposure to the desired risk characteristics. Alternative lending seeks to generate returns by buying and selling consumer loans, small business loans and student loans originated through non-traditional lending marketplaces. Single family real estate seeks to generate returns by investing in securities related to single family rental homes. The art strategy seeks to generate returns by investing primarily in paintings, sculptures or other artistic objects from the Post-War and Contemporary collecting periods (1945-present) as well as other collecting periods.
WHAT FACTORS INFLUENCED PERFORMANCE
During the fiscal year ending October 31, 2025, the reinsurance strategy was the largest positive contributor to Fund returns. Positive performance was a function of two ongoing and concurrent market dynamics: a substantial rise in reinsurance premiums as a result of losses experienced from Hurricane Ian in 2022 as well as a supply-demand imbalance for capital in the reinsurance industry. The alternative lending and single family real estate strategies were also positive contributors.
The style  premia strategy was a negative contributor to Fund returns, with the commodity carry and equity value styles the largest negative contributors to returns, while the foreign exchange (“FX”) and equity momentum styles provided some positive offset. The market risk transfer strategy was also a negative contributor to Fund returns as asset prices experienced periods of significant volatility related to proposed tariff policy, particularly in early April. The art strategy was not materially impactful to Fund returns in the fiscal year.
PERFORMANCE COMMENTARY
During the fiscal year ending October 31, 2025, the reinsurance strategy was the largest positive contributor to fund returns. Positive performance was a function of two ongoing and concurrent market dynamics: a substantial rise in reinsurance premiums as a result of losses experienced from Hurricane Ian in 2022 as well as a supply-demand imbalance for capital in the reinsurance industry. Although performance was modestly impacted by the wildfires in Los Angeles in January 2025 and Hurricane Melissa in October 2025, the combination of high premiums earned during the year and higher deductibles for reinsurance contributed to the strong performance for the Fund during the fiscal year. The alternative lending strategy was a positive contributor to returns as inflation moderated and the benefit of tightened credit standards on newly originated loans was realized, resulting in delinquency rates that were in line with or lower than
Stone Ridge Diversified Alternatives Fund	PAGE 1	TSR-AR-861728624

expectations. Single family real estate was a positive contributor to fund returns as macro-economic factors such as moderating inflation and a stable unemployment rate provided support for continued payment of single family rents. The market risk transfer strategy was negatively impacted by the proposed “Liberation Day” tariffs, which created a short-lived but significant bout of price volatility, particularly in early April 2025, that impacted a majority of the assets within the strategy. The style premia strategy was negatively impacted by performance in two styles; commodity carry and equity value. In the commodity carry style, the shape of the futures curve in commodity assets was not predictive of future price movements. In the equity value style, reversionary price characteristics between and among developed market equity indices were not predictive of future prices. More generally, FX and equity prices exhibited trending price action which benefited the FX and equity momentum styles.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2020)
Class I (without sales charge)	1.61	8.00	8.04
ICE BofA US 3-Month Treasury Bill Total Return Index	4.34	3.04	2.77
Visit https://www.stoneridgefunds.com/multi-strategy.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,927,017,419
Number of Holdings	10,021
Net Advisory Fee	$24,297,046
Portfolio Turnover	27.93%
Stone Ridge Diversified Alternatives Fund	PAGE 2	TSR-AR-861728624

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Asset Type	(%) of Net Assets
Asset-Backed Securities	19.6%
Event Linked Bonds	28.8%
Investment Companies	5.2%
Participation Notes	2.4%
Preference Shares	5.4%
Purchased Options	0.6%
Short-Term Investments	28.2%
Whole Loans- Consumer Loans	2.5%
Whole Loans- Small Business Loans	0.6%
Whole Loans- Student Loans(1)	0.0%
Other(2)	6.7%
(1) Rounds to zero.
(2) Cash, cash equivalents and other assets in excess of liabilities.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.stoneridgefunds.com/multi-strategy.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
Stone Ridge Diversified Alternatives Fund	PAGE 3	TSR-AR-861728624

Stone Ridge Diversified Alternatives Fund
Class J | SRDBX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Stone Ridge Diversified Alternatives Fund for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at  https://www.stoneridgefunds.com/multi-strategy.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment
Class J	$225	2.23%
1	Expenses are equal to the share class’s expense ratio of 2.23%, multiplied by the average account value over the period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2025, the Fund’s Class J shares had a total return of 1.38%. The Fund seeks to generate positive returns through exposure to a diversified set of risk premiums, including reinsurance, market risk transfer, style premium investing, alternative lending, single family real estate, and art. The reinsurance risk premium strategy seeks to generate returns by investing in insurance-linked securities that provide counterparties protection against catastrophic events such as hurricanes or other natural disasters. The market risk transfer strategy seeks to generate returns through the sale of delta-hedged call and put options that provide counterparties with protection against changes in the market price of various assets such as oil or wheat. Style premium investing seeks to generate returns by investing in assets with certain well-known risk characteristics such as value, momentum and carry that have historically rewarded investors with higher returns. The style premium strategy generally holds both long and short positions to gain exposure to the desired risk characteristics. Alternative lending seeks to generate returns by buying and selling consumer loans, small business loans and student loans originated through non-traditional lending marketplaces. Single family real estate seeks to generate returns by investing in securities related to single family rental homes. The art strategy seeks to generate returns by investing primarily in paintings, sculptures or other artistic objects from the Post-War and Contemporary collecting periods (1945-present) as well as other collecting periods.
WHAT FACTORS INFLUENCED PERFORMANCE
During the fiscal year ending October 31, 2025, the reinsurance strategy was the largest positive contributor to Fund returns. Positive performance was a function of two ongoing and concurrent market dynamics: a substantial rise in reinsurance premiums as a result of losses experienced from Hurricane Ian in 2022 as well as a supply-demand imbalance for capital in the reinsurance industry. The alternative lending and single family real estate strategies were also positive contributors.
The style  premia strategy was a negative contributor to Fund returns, with the commodity carry and equity value styles the largest negative contributors to returns, while the foreign exchange (“FX”) and equity momentum styles provided some positive offset. The market risk transfer strategy was also a negative contributor to Fund returns as asset prices experienced periods of significant volatility related to proposed tariff policy, particularly in early April. The art strategy was not materially impactful to Fund returns in the fiscal year.
PERFORMANCE COMMENTARY
During the fiscal year ending October 31, 2025, the reinsurance strategy was the largest positive contributor to fund returns. Positive performance was a function of two ongoing and concurrent market dynamics: a substantial rise in reinsurance premiums as a result of losses experienced from Hurricane Ian in 2022 as well as a supply-demand imbalance for capital in the reinsurance industry. Although performance was modestly impacted by the wildfires in Los Angeles in January 2025 and Hurricane Melissa in October 2025, the combination of high premiums earned during the year and higher deductibles for reinsurance contributed to the strong performance for the Fund during the fiscal year. The alternative lending strategy was a positive contributor to returns as inflation moderated and the benefit of tightened credit standards on newly originated loans was realized, resulting in delinquency rates that were in line with or lower than
Stone Ridge Diversified Alternatives Fund	PAGE 1	TSR-AR-861728616

expectations. Single family real estate was a positive contributor to fund returns as macro-economic factors such as moderating inflation and a stable unemployment rate provided support for continued payment of single family rents. The market risk transfer strategy was negatively impacted by the proposed “Liberation Day” tariffs, which created a short-lived but significant bout of price volatility, particularly in early April 2025, that impacted a majority of the assets within the strategy. The style premia strategy was negatively impacted by performance in two styles; commodity carry and equity value. In the commodity carry style, the shape of the futures curve in commodity assets was not predictive of future price movements. In the equity value style, reversionary price characteristics between and among developed market equity indices were not predictive of future prices. More generally, FX and equity prices exhibited trending price action which benefited the FX and equity momentum styles.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, intermediary fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2020)
Class J (without sales charge)	1.38	7.66	7.73
ICE BofA US 3-Month Treasury Bill Total Return Index	4.34	3.04	2.77
Visit https://www.stoneridgefunds.com/multi-strategy.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,927,017,419
Number of Holdings	10,021
Net Advisory Fee	$24,297,046
Portfolio Turnover	27.93%
Stone Ridge Diversified Alternatives Fund	PAGE 2	TSR-AR-861728616

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Asset Type	(%) of Net Assets
Asset-Backed Securities	19.6%
Event Linked Bonds	28.8%
Investment Companies	5.2%
Participation Notes	2.4%
Preference Shares	5.4%
Purchased Options	0.6%
Short-Term Investments	28.2%
Whole Loans- Consumer Loans	2.5%
Whole Loans- Small Business Loans	0.6%
Whole Loans- Student Loans(1)	0.0%
Other(2)	6.7%
(1) Rounds to zero.
(2) Cash, cash equivalents and other assets in excess of liabilities.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.stoneridgefunds.com/multi-strategy.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
Stone Ridge Diversified Alternatives Fund	PAGE 3	TSR-AR-861728616

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Jeffery Ekberg is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) - (d) The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and all other fees by the principal accountant. “Audit fees” includes amounts related to an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit- related fees” covers the assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s annual financial statements and are not covered under “audit fees,” including review of the Fund’s prospectus. “Tax fees” covers the professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the Funds’ tax returns, asset diversification and income testing, excise taxes, and fiscal year end income calculations. “All other fees” covers the aggregate fees for products and services provided by the principal accountant, other than the services reported in the foregoing three categories.

	FYE 10/31/2025	FYE 10/31/2024
Audit Fees	$334,465	$326,310
Audit-Related Fees	$72,715	$68,400
Tax Fees	$102,290	$91,025
All Other Fees	$0	$0

(e)(1) To the extent required by applicable law, pre-approval by the audit committee is needed for all audit and permissible non-audit services rendered to the registrant and all permissible non-audit services rendered to Stone Ridge Asset Management LLC (the “Adviser”) or to various entities either controlling, controlled by, or under common control with the Adviser that provide ongoing services to the registrant if the services relate directly to the operations and financial reporting of the registrant. Pre-approval is currently on an engagement-by-engagement basis.

(e)(2) The percentage of fees billed by Ernst & Young, LLP applicable to non-audit services that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits waiver of pre-approval, if certain conditions are satisfied) were as follows:

	FYE 10/31/2025	FYE 10/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant for the last two fiscal years of the registrant.

Non-Audit Related Fees	FYE 10/31/2025	FYE 10/31/2024
Registrant	$102,290	$91,025
Registrant’s Investment Adviser	$198,194	$206,495

(h) The audit committee of the board of trustees has considered whether the provision of any non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)
Annual Report
October 31, 2025

Stone Ridge High Yield Reinsurance Risk Premium Fund
Stone Ridge Diversified Alternatives Fund

Schedule of Investments	as of October 31, 2025

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	Par	Value
EVENT LINKED BONDS - 81.4% (a)
Canada - 0.2%
Multiperil - 0.2%
MMIFS Re 2025-1 Class A, 5.29% (CORRA + 2.90%), 01/10/2028 (Acquired 1/8/2025, Cost $8,426,908) (b)(c)(d)	CAD 12,120,000	$8,654,797
Chile - 0.7%
Earthquake - 0.7%
IBRD CAR 131, 9.02% (SOFR + 4.79%), 03/31/2026 (Acquired 3/17/2023 - 2/29/2024, Cost $24,845,888) (b)(c)(d)	$ 24,812,000	24,967,075
Maschpark Re 2024-1 Class A, 7.35% (Treasury Money Market Fund + 3.50%), 01/10/2028 (Acquired 11/26/2024, Cost $2,412,000) (b)(c)(d)	2,412,000	2,483,154
		27,450,229
Europe - 1.7%
Earthquake - 0.4%
Azzurro Re II DAC 2024-1 Class A, 8.39% (3 Month EURIBOR + 6.39%), 04/20/2028 (Acquired 3/21/2024, Cost $8,067,440) (b)(c)(d)	EUR 7,431,000	8,643,248
Lion Re DAC 2025-1 Class B, 8.04% (3 Month EURIBOR + 6.00%), 06/15/2029 (Acquired 5/22/2025, Cost $6,276,505) (b)(c)(d)	5,565,000	6,436,277
		15,079,525
Multiperil - 0.5%
Hexagon IV Re 2025-1 Class A., 4.51% (3 Month EURIBOR + 2.50%), 01/22/2030 (b)(c)(d)	8,226,000	9,481,656
King Max Re DAC, 7.43% (3 Month EURIBOR + 5.00%), 01/06/2027 (Acquired 12/8/2023, Cost $7,971,841) (b)(c)(d)	7,406,000	8,592,828
Taranis Re DAC 2023-1 Class A, 11.00% (3 Month EURIBOR + 8.99%), 01/21/2028 (Acquired 11/29/2023, Cost $2,616,072) (b)(c)(d)	2,384,000	2,805,061
		20,879,545
Windstorm - 0.8%
Blue Sky Re DAC 2023-1, 8.23% (3 Month EURIBOR + 6.16%), 01/26/2027 (Acquired 12/11/2023, Cost $3,664,234) (b)(c)(d)	3,404,000	4,027,774
Eiffel Re 2023-1 Class A, 5.58% (3 Month EURIBOR + 3.58%), 01/19/2027 (Acquired 6/22/2023, Cost $9,324,801) (b)(c)(d)	8,510,000	9,896,798
Hexagon III Re Pte. Class B, 13.92% (3 Month EURIBOR + 11.92%), 01/15/2026 (Acquired 11/23/2021, Cost $2,250,098) (b)(c)(d)(e)	2,000,000	1,844,232
Hexagon IV Re 2023-1 Class A, 10.43% (3 Month EURIBOR + 8.43%), 01/21/2028 (Acquired 11/7/2023, Cost $7,148,893) (b)(c)(d)	6,684,000	7,912,678
Hexagon IV Re 2023-1 Class B, 19.42% (3 Month EURIBOR + 17.42%), 01/21/2026 (Acquired 11/7/2023, Cost $1,871,718) (b)(c)(d)	1,750,000	1,983,644
Orange Capital Re 2023-1 Class A, 9.84% (3 Month EURIBOR + 7.81%), 01/08/2027 (Acquired 11/17/2023, Cost $2,134,785) (b)(c)(d)(f)	1,957,000	2,263,846
Quercus Re DAC, 10.05% (3 Month EURIBOR + 8.00%), 07/08/2027 (Acquired 7/15/2024, Cost $2,926,239) (b)(c)(d)	2,685,000	3,099,184
		31,028,156
		66,987,226
France - 0.1%
Terrorism - 0.1%
Athena I Re DAC, 7.26% (3 Month EURIBOR + 5.25%), 01/21/2028 (Acquired 11/21/2024, Cost $2,297,116) (b)(c)(d)	2,192,000	2,540,367
Global - 5.4%
Cyber - 1.3%
East Lane Re VII 2024-1 Class A, 12.77% (Treasury Money Market Fund + 8.89%), 03/31/2026 (Acquired 12/20/2023, Cost $6,031,000) (b)(c)(d)	$ 6,031,000	6,099,753
Long Walk Re 2024-1 Class A, 14.10% (Treasury Money Market Fund + 10.24%), 01/30/2026 (Acquired 11/13/2023, Cost $3,158,000) (b)(c)(d)	3,158,000	3,188,159

The accompanying notes are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	1

Schedule of Investments	as of October 31, 2025

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	Par	Value
Cyber - 1.3% (continued)
Matterhorn Re SR2023-1 Class CYB-A, 15.86% (Treasury Money Market Fund + 12.00%), 01/08/2026 (Acquired 12/22/2023, Cost $13,956,000) (b)(c)(d)	$ 13,956,000	$14,032,758
PoleStar Re 2024-1 Class A, 16.80% (3 Month U.S. Treasury Bill Rate + 13.00%), 01/07/2026 (Acquired 12/13/2023, Cost $9,224,000) (b)(c)(d)	9,224,000	9,287,646
PoleStar Re 2024-3 Class A, 14.30% (3 Month U.S. Treasury Bill Rate + 10.50%), 01/07/2028 (Acquired 9/19/2024, Cost $18,736,000) (b)(c)(d)	18,736,000	19,313,069
		51,921,385
Earthquake - 0.4%
3264 Re 2025-1 Class B, 6.85% (Treasury Money Market Fund + 3.00%), 02/07/2028 (Acquired 1/24/2025, Cost $6,730,000) (b)(c)(d)	6,730,000	6,779,465
Ashera Re 2024-1 Class A, 9.07% (Treasury Money Market Fund + 5.19%), 04/07/2027 (Acquired 3/21/2024, Cost $5,986,000) (b)(c)(d)	5,986,000	6,168,274
Liongate Re DAC, 7.81% (SOFR + 3.57%), 04/25/2028 (Acquired 5/14/2025, Cost $2,532,000) (b)(c)(d)	2,532,000	2,539,723
		15,487,462
Multiperil - 3.4%
3264 Re 2025-1 Class A, 25.10% (Treasury Money Market Fund + 21.25%), 02/07/2028 (Acquired 1/24/2025, Cost $6,730,000) (b)(c)(d)	6,730,000	7,085,344
Aragonite Re 2024-1 Class A, 9.33% (Treasury Money Market Fund + 5.45%), 04/07/2027 (Acquired 3/25/2024, Cost $7,442,000) (b)(c)(d)	7,442,000	7,695,400
Atlas Capital DAC 2023-1 Class A, 11.83% (SOFR + 7.57%), 06/05/2026 (Acquired 7/6/2023, Cost $1,002,869) (b)(c)(d)	1,000,000	1,029,100
Atlas Capital DAC 2024-1 Class A, 16.48% (SOFR + 12.22%), 06/08/2027 (Acquired 1/16/2025, Cost $1,892,007) (b)(c)(d)	1,733,000	1,927,010
Claveau Re 2021-1 Class A, 17.25% (3 Month U.S. Treasury Bill Rate + 0.10%), 07/08/2028 (Acquired 7/1/2021 - 4/9/2025, Cost $2,697,432) (b)(c)(d)(e)	2,697,431	0
Herbie Re 2021-1 Class A, 22.10% (3 Month U.S. Treasury Bill Rate + 18.30%), 06/06/2028 (Acquired 5/19/2021, Cost $538,107) (b)(c)(d)(e)	538,107	5,381
Herbie Re 2025-1 Class A, 34.80% (3 Month U.S. Treasury Bill Rate + 31.00%), 06/07/2027 (Acquired 5/27/2025, Cost $3,579,000) (b)(c)(d)	3,579,000	4,037,649
Kendall Re 2024-1 Class A, 10.13% (Treasury Money Market Fund + 6.25%), 04/30/2027 (Acquired 4/22/2024 - 3/17/2025, Cost $15,681,805) (b)(c)(d)	15,529,000	16,329,520
Kilimanjaro II Re 2025-1 Class B-1, 10.05% (3 Month U.S. Treasury Bill Rate + 6.25%), 07/09/2029 (Acquired 6/23/2025, Cost $1,000,000) (b)(c)(d)	1,000,000	1,050,500
Kilimanjaro II Re 2025-1 Class C-1, 7.80% (3 Month U.S. Treasury Bill Rate + 4.00%), 07/09/2029 (Acquired 6/23/2025, Cost $1,684,000) (b)(c)(d)	1,684,000	1,723,237
Kilimanjaro II Re 2025-2 Class B-2, 10.05% (3 Month U.S. Treasury Bill Rate + 6.25%), 07/08/2030 (Acquired 6/23/2025, Cost $1,000,000) (b)(c)(d)	1,000,000	1,058,950
Kilimanjaro II Re 2025-2 Class C-2, 7.80% (3 Month U.S. Treasury Bill Rate + 4.00%), 07/08/2030 (Acquired 6/23/2025, Cost $1,684,000) (b)(c)(d)	1,684,000	1,728,710
Kilimanjaro III Re 2021-2 Class A-2, 15.11% (Treasury Money Market Fund + 11.25%), 04/20/2026 (Acquired 4/8/2021, Cost $5,968,000) (b)(c)(d)	5,968,000	6,236,560
Kilimanjaro III Re 2021-2 Class B-2, 8.72% (Treasury Money Market Fund + 4.86%), 04/20/2026 (Acquired 4/8/2021, Cost $2,652,000) (b)(c)(d)	2,652,000	2,678,520
Kilimanjaro III Re 2021-2 Class C-2, 8.42% (Treasury Money Market Fund + 4.56%), 04/20/2026 (Acquired 4/8/2021, Cost $2,431,000) (b)(c)(d)	2,431,000	2,452,879
Matterhorn Re 2025-1 Class A, 10.86% (Treasury Money Market Fund + 7.00%), 02/04/2028 (Acquired 1/24/2025, Cost $3,875,000) (b)(c)(d)	3,875,000	3,921,500
Matterhorn Re 2025-1 Class B, 16.11% (Treasury Money Market Fund + 12.25%), 02/04/2028 (Acquired 1/24/2025, Cost $5,914,000) (b)(c)(d)	5,914,000	6,106,205
Matterhorn Re Argon 2022-1 Class A, 11.49% (SOFR + 7.25%), 01/25/2027 (Acquired 3/31/2022, Cost $1,000,000) (b)(c)(d)(g)	1,000,000	1,008,156
Matterhorn Re SR2020-2 Class A, 5.36% (Treasury Money Market Fund + 1.50%), 01/08/2027 (Acquired 1/29/2020 - 9/21/2022, Cost $3,992,556) (b)(c)(d)(g)(e)	3,992,556	3,194,045

The accompanying notes are an integral part of these Financial Statements.	(Continued)

2	Stone Ridge Funds | Annual Report | October 31, 2025

Schedule of Investments	as of October 31, 2025

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	Par	Value
Multiperil - 3.4% (continued)
Matterhorn Re SR2021-1 Class A, 10.00% (SOFR + 5.75%), 12/08/2025 (Acquired 12/15/2021 - 8/7/2024, Cost $12,884,551) (b)(c)(d)	$ 12,920,000	$12,943,257
Montoya Re 2022-2 Class A, 17.25% (Treasury Money Market Fund + 13.40%), 04/07/2026 (Acquired 12/8/2022 - 12/5/2024, Cost $5,568,467) (b)(c)(d)	5,453,000	5,706,019
Montoya Re 2025-1 Class A, 9.55% (3 Month U.S. Treasury Bill Rate + 5.75%), 04/07/2028 (Acquired 1/23/2025, Cost $1,735,000) (b)(c)(d)	1,735,000	1,763,801
Northshore Re II 2025-1 Class A, 8.80% (3 Month U.S. Treasury Bill Rate + 5.00%), 04/07/2028 (Acquired 3/14/2025, Cost $12,460,000) (b)(c)(d)	12,460,000	12,668,082
Ocelot Re 2025-1 Class A, 8.30% (3 Month U.S. Treasury Bill Rate + 4.50%), 02/26/2029 (Acquired 2/14/2025, Cost $19,116,000) (b)(c)(d)	19,116,000	19,404,652
Ocelot Re 2025-1 Class B, 10.05% (3 Month U.S. Treasury Bill Rate + 6.25%), 02/26/2029 (Acquired 2/14/2025, Cost $2,812,000) (b)(c)(d)	2,812,000	2,932,494
Titania Re 2025-1 Class B, 20.13% (Treasury Money Market Fund + 16.25%), 07/09/2029 (Acquired 6/25/2025, Cost $2,107,000) (b)(c)(d)	2,107,000	2,252,488
Wrigley Re 2023-1 Class A, 10.08% (Treasury Money Market Fund + 6.23%), 08/07/2026 (Acquired 7/14/2023 - 3/20/2024, Cost $5,610,603) (b)(c)(d)	5,603,000	5,764,086
		132,703,545
Windstorm - 0.3%
Queen Street 2023 Re DAC, 11.30% (3 Month U.S. Treasury Bill Rate + 7.50%), 12/08/2025 (Acquired 5/12/2023 - 4/8/2024, Cost $12,729,959) (b)(c)(d)	12,723,000	12,781,526
		212,893,918
Great Britain - 0.7%
Flood - 0.5%
Vision 2039 2025-1 Class A, 9.55% (3 Month U.S. Treasury Bill Rate + 5.75%), 04/06/2028 (Acquired 3/10/2025, Cost $17,881,153) (b)(c)(d)	GBP 13,884,000	18,077,964
Terrorism - 0.2%
Baltic PCC 2025-1 Class A, 9.70% (3 Month U.S. Treasury Bill Rate + 5.90%), 04/06/2028 (Acquired 3/24/2025, Cost $9,683,046) (b)(c)(d)	7,494,000	9,844,852
		27,922,816
Jamaica - 0.0%
Windstorm - 0.0%
IBRD CAR 136, 11.42% (SOFR + 7.19%), 12/29/2027 (Acquired 4/25/2024, Cost $23,789,000) (b)(c)(d)(e)	$ 23,789,000	60,662
Japan - 1.9%
Earthquake - 1.2%
Kizuna Re III 2024-1 Class A, 6.55% (3 Month U.S. Treasury Bill Rate + 2.75%), 04/09/2029 (Acquired 3/13/2024, Cost $3,081,000) (b)(c)(d)	3,081,000	3,131,990
Nakama Re 2023-1 Class 2, 7.80% (3 Month Term SOFR + 4.00%), 05/09/2028 (Acquired 4/14/2023, Cost $6,781,000) (b)(c)(d)(g)	6,781,000	7,065,802
Nakama Re 2025-1 Class 1, 5.90% (3 Month U.S. Treasury Bill Rate + 2.10%), 04/23/2030 (Acquired 4/11/2025, Cost $3,650,000) (b)(c)(d)	3,650,000	3,684,128
Nakama Re Pte. 2021-1 Class 1, 5.90% (Treasury Money Market Fund + 2.05%), 10/13/2026 (Acquired 9/22/2021 - 2/8/2024, Cost $22,817,728) (b)(c)(d)(g)	22,838,000	22,841,425
Nakama Re Pte. 2021-1 Class 2, 6.60% (Treasury Money Market Fund + 2.75%), 10/13/2026 (Acquired 9/22/2021 - 1/26/2024, Cost $9,747,480) (b)(c)(d)	9,754,000	9,806,672
		46,530,017
Multiperil - 0.7%
Black Kite Re 2025-1 Class A, 11.89% (Treasury Money Market Fund + 8.00%), 05/08/2028 (Acquired 4/24/2025, Cost $3,234,000) (b)(c)(d)	3,234,000	3,268,604
Sakura Re 2025-1 Class A, 6.55% (3 Month U.S. Treasury Bill Rate + 2.75%), 04/05/2029 (Acquired 3/21/2025, Cost $1,500,000) (b)(c)(d)	1,500,000	1,502,175
Tomoni Re Pte 2022-1 Class A-1, 6.01% (Treasury Money Market Fund + 2.13%), 04/07/2026 (Acquired 7/24/2024 - 7/25/2024, Cost $4,678,715) (b)(c)(d)	4,678,000	4,684,315

The accompanying notes are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	3

Schedule of Investments	as of October 31, 2025

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	Par	Value
Multiperil - 0.7% (continued)
Tomoni Re Pte 2022-1 Class B-1, 6.70% (Treasury Money Market Fund + 2.82%), 04/07/2026 (Acquired 3/28/2022 - 6/5/2023, Cost $2,996,740) (b)(c)(d)	$ 3,000,000	$3,013,200
Tomoni Re Pte 2024-1 Class A, 7.13% (Treasury Money Market Fund + 3.25%), 04/05/2028 (Acquired 3/25/2024, Cost $8,062,000) (b)(c)(d)	8,062,000	8,170,031
Tomoni Re Pte 2024-1 Class B, 7.88% (Treasury Money Market Fund + 4.00%), 04/05/2028 (Acquired 3/25/2024, Cost $9,729,000) (b)(c)(d)	9,729,000	9,967,847
		30,606,172
		77,136,189
Mexico - 1.4%
Earthquake - 0.8%
IBRD CAR 132 Class A, 8.45% (SOFR + 4.22%), 04/24/2028 (Acquired 4/3/2024, Cost $20,958,000) (b)(c)(d)	20,958,000	21,424,315
IBRD CAR 133 Class B, 15.45% (SOFR + 11.22%), 04/24/2028 (Acquired 4/3/2024, Cost $7,616,000) (b)(c)(d)	7,616,000	7,699,776
		29,124,091
Windstorm - 0.6%
IBRD CAR 134 Class C, 17.94% (SOFR + 13.72%), 04/24/2028 (Acquired 4/3/2024, Cost $15,817,000) (b)(c)(d)	15,817,000	17,151,164
IBRD CAR 135 Class D, 16.44% (SOFR + 12.22%), 04/24/2028 (Acquired 5/1/2024, Cost $7,236,000) (b)(c)(d)	7,236,000	7,694,401
		24,845,565
		53,969,656
New Zealand - 0.2%
Multiperil - 0.2%
Totara Re Pte. 2023-1, 13.39%, 06/08/2027 (Acquired 5/24/2023, Cost $10,087,660) (b)(c)(d)	NZD 16,525,000	9,697,086
United States - 69.1%
Earthquake - 10.7%
Acorn Re 2023-1 Class A, 8.18% (Treasury Money Market Fund + 4.35%), 11/06/2026 (Acquired 6/22/2023 - 9/12/2023, Cost $10,620,927) (b)(c)(d)	$ 10,616,000	10,861,760
Acorn Re 2024-1 Class A, 6.93% (Treasury Money Market Fund + 3.10%), 11/05/2027 (Acquired 10/25/2024, Cost $12,029,000) (b)(c)(d)	12,029,000	12,282,812
Acorn Re 2024-1 Class B, 6.93% (Treasury Money Market Fund + 3.10%), 11/07/2025 (Acquired 10/25/2024 - 3/12/2025, Cost $22,505,447) (b)(c)(d)	22,505,000	22,493,748
Herbie Re 2022-1 Class A, 17.30% (3 Month U.S. Treasury Bill Rate + 13.50%), 01/08/2027 (Acquired 11/18/2022, Cost $2,306,000) (b)(c)(d)	2,306,000	2,428,564
Logistics Re 2024-1 Class A, 9.85% (Treasury Money Market Fund + 6.00%), 12/21/2027 (Acquired 10/22/2024, Cost $1,750,000) (b)(c)(d)	1,750,000	1,782,025
Sutter Re 2023-1 Class B, 10.60% (Treasury Money Market Fund + 6.75%), 06/19/2026 (Acquired 6/6/2023 - 3/7/2025, Cost $19,427,379) (b)(c)(d)	19,391,000	19,827,297
Sutter Re 2023-1 Class E, 13.60% (Treasury Money Market Fund + 9.75%), 06/19/2026 (Acquired 6/6/2023 - 9/26/2023, Cost $17,328,695) (b)(c)(d)	17,321,000	17,754,025
Torrey Pines Re 2023-1 Class A, 9.19% (Treasury Money Market Fund + 5.31%), 06/05/2026 (Acquired 5/18/2023, Cost $8,393,000) (b)(c)(d)	8,393,000	8,497,493
Torrey Pines Re 2024-1 Class A, 9.92% (Treasury Money Market Fund + 6.04%), 06/07/2027 (Acquired 5/17/2024, Cost $22,534,000) (b)(c)(d)	22,534,000	23,470,288
Torrey Pines Re 2024-1 Class B, 10.99% (Treasury Money Market Fund + 7.11%), 06/07/2027 (Acquired 5/17/2024, Cost $15,291,000) (b)(c)(d)	15,291,000	15,789,487
Torrey Pines Re 2024-1 Class C, 13.24% (Treasury Money Market Fund + 9.38%), 06/05/2026 (Acquired 5/17/2024, Cost $7,541,000) (b)(c)(d)	7,541,000	7,647,328
Torrey Pines Re 2025-1 Class A, 7.61% (Treasury Money Market Fund + 3.75%), 06/07/2028 (Acquired 4/25/2025, Cost $12,288,000) (b)(c)(d)	12,288,000	12,579,840
Torrey Pines Re 2025-1 Class B, 8.36% (Treasury Money Market Fund + 4.50%), 06/07/2028 (Acquired 4/25/2025, Cost $13,675,000) (b)(c)(d)	13,675,000	14,075,678

The accompanying notes are an integral part of these Financial Statements.	(Continued)

4	Stone Ridge Funds | Annual Report | October 31, 2025

Schedule of Investments	as of October 31, 2025

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	Par	Value
Earthquake - 10.7% (continued)
Torrey Pines Re 2025-1 Class C, 10.36% (Treasury Money Market Fund + 6.50%), 06/07/2028 (Acquired 4/25/2025, Cost $12,288,000) (b)(c)(d)(g)	$ 12,288,000	$12,519,629
Ursa Re 2023-1 Class AA, 9.38% (Treasury Money Market Fund + 5.50%), 12/06/2025 (Acquired 4/12/2023, Cost $4,722,000) (b)(c)(d)	4,722,000	4,731,208
Ursa Re 2023-1 Class C, 12.13% (Treasury Money Market Fund + 8.25%), 12/06/2025 (Acquired 4/12/2023 - 2/5/2024, Cost $4,544,944) (b)(c)(d)	4,543,000	4,560,036
Ursa Re 2023-2 Class E, 13.13% (Treasury Money Market Fund + 9.25%), 12/07/2026 (Acquired 10/10/2023, Cost $21,145,000) (b)(c)(d)	21,145,000	22,005,601
Ursa Re 2023-3 Class AA, 9.36% (Treasury Money Market Fund + 5.50%), 12/07/2026 (Acquired 12/1/2023 - 1/19/2024, Cost $21,554,581) (b)(c)(d)	21,549,000	22,101,732
Ursa Re 2023-3 Class D, 12.61% (Treasury Money Market Fund + 8.75%), 12/07/2026 (Acquired 12/1/2023 - 5/17/2024, Cost $25,968,884) (b)(c)(d)	25,921,000	26,915,070
Ursa Re 2025-1 Class F, 11.38% (Treasury Money Market Fund + 7.50%), 02/22/2028 (Acquired 2/10/2025, Cost $32,693,000) (b)(c)(d)	32,693,000	33,070,604
Ursa Re II 2022-2 Class AA, 10.88% (Treasury Money Market Fund + 7.00%), 12/06/2025 (Acquired 12/8/2022, Cost $2,419,000) (b)(c)(d)	2,419,000	2,425,652
Ursa Re II 2022-2 Class C, 14.13% (Treasury Money Market Fund + 10.25%), 12/06/2025 (Acquired 12/8/2022 - 9/5/2023, Cost $4,369,161) (b)(c)(d)	4,363,000	4,382,634
Ursa Re II 2025-1 Class G, 12.86% (Treasury Money Market Fund + 9.00%), 06/07/2028 (Acquired 6/6/2025, Cost $42,161,000) (b)(c)(d)	42,161,000	42,652,176
Veraison Re 2023-1 Class A, 10.65% (Treasury Money Market Fund + 6.79%), 03/09/2026 (Acquired 12/14/2022, Cost $4,854,000) (b)(c)(d)	4,854,000	4,917,102
Veraison Re 2023-1 Class B, 16.49% (Treasury Money Market Fund + 12.63%), 03/09/2026 (Acquired 12/14/2022 - 10/26/2023, Cost $7,916,740) (b)(c)(d)	7,885,000	8,076,605
Veraison Re 2024-1 Class A, 8.62% (Treasury Money Market Fund + 4.74%), 03/08/2027 (Acquired 1/30/2024 - 2/3/2025, Cost $14,279,526) (b)(c)(d)(g)	14,142,000	14,478,580
Veraison Re 2025-1 Class A, 7.38% (Treasury Money Market Fund + 3.50%), 03/08/2028 (Acquired 1/30/2025 - 3/6/2025, Cost $26,769,000) (b)(c)(d)	26,769,000	26,861,353
Veraison Re 2025-1 Class B, 8.88% (Treasury Money Market Fund + 5.00%), 03/08/2028 (Acquired 1/30/2025, Cost $11,170,000) (b)(c)(d)	11,170,000	11,292,870
Wrigley Re 2023-1 Class B, 10.55% (Treasury Money Market Fund + 6.70%), 08/07/2026 (Acquired 7/14/2023 - 9/5/2023, Cost $12,301,894) (b)(c)(d)	12,297,000	12,672,058
		423,153,255
Fire - 0.2%
Greengrove Re 2025-1 Class A, 11.55% (3 Month U.S. Treasury Bill Rate + 7.75%), 04/07/2028 (Acquired 3/19/2025, Cost $5,887,000) (b)(c)(d)	5,887,000	5,893,476
Luca Re 2025-1 Class A, 11.05% (3 Month U.S. Treasury Bill Rate + 7.25%), 07/22/2028 (Acquired 7/1/2025, Cost $2,319,000) (b)(c)(d)	2,319,000	2,315,753
		8,209,229
Flood - 1.8%
FloodSmart Re 2022-1 Class B, 4.35% (Treasury Money Market Fund + 0.50%), 02/26/2029 (Acquired 10/24/2023, Cost $1,660,912) (b)(c)(d)(e)	1,660,912	1,038,070
FloodSmart Re 2023-1 Class A, 21.00% (Treasury Money Market Fund + 17.15%), 03/11/2026 (Acquired 2/24/2023, Cost $13,761,000) (b)(c)(d)(g)	13,761,000	14,124,979
FloodSmart Re 2023-1 Class B, 26.20% (3 Month U.S. Treasury Bill Rate + 22.40%), 03/11/2026 (Acquired 2/24/2023, Cost $3,536,000) (b)(c)(d)(e)	3,536,000	1,414,400
FloodSmart Re 2024-1 Class A, 18.21% (Treasury Money Market Fund + 14.36%), 03/12/2027 (Acquired 2/29/2024 - 7/16/2024, Cost $42,365,589) (b)(c)(d)	42,370,000	45,225,738
FloodSmart Re 2024-1 Class B, 21.43% (3 Month U.S. Treasury Bill Rate + 17.63%), 03/12/2027 (Acquired 2/29/2024 - 7/17/2024, Cost $10,712,474) (b)(c)(d)	10,727,000	11,201,133
		73,004,320

The accompanying notes are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	5

Schedule of Investments	as of October 31, 2025

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	Par	Value
Mortality/Longevity/Disease - 0.9%
Vita Capital VI 2021-1 Class B, 7.36% (SOFR + 3.12%), 01/08/2026 (Acquired 7/2/2021 - 2/22/2023, Cost $9,033,955) (b)(c)(d)(e)(j)	$ 9,107,000	$1
Vitality Re XIII 2022 Class A, 5.85% (Treasury Money Market Fund + 2.00%), 01/06/2026 (Acquired 1/4/2023, Cost $3,866,277) (b)(c)(d)	3,880,000	3,879,030
Vitality Re XIII 2022 Class B, 6.60% (Treasury Money Market Fund + 2.75%), 01/06/2026 (Acquired 9/27/2023 - 3/14/2024, Cost $5,625,873) (b)(c)(d)	5,635,000	5,635,845
Vitality Re XIV 2023 Class A, 7.35% (Treasury Money Market Fund + 3.50%), 01/05/2027 (Acquired 3/7/2024 - 3/14/2024, Cost $7,476,011) (b)(c)(d)	7,417,000	7,578,320
Vitality Re XIV 2023 Class B, 8.35% (Treasury Money Market Fund + 4.50%), 01/05/2027 (Acquired 1/25/2023, Cost $2,416,000) (b)(c)(d)	2,416,000	2,446,200
Vitality Re XV 2024 Class A, 6.35% (Treasury Money Market Fund + 2.50%), 01/07/2028 (Acquired 1/22/2024, Cost $3,822,000) (b)(c)(d)(g)	3,822,000	3,848,181
Vitality Re XV 2024 Class B, 7.35% (Treasury Money Market Fund + 3.50%), 01/07/2028 (Acquired 1/22/2024, Cost $2,615,000) (b)(c)(d)(g)	2,615,000	2,646,118
Vitality Re XVI 2025 Class A, 5.60% (Treasury Money Market Fund + 1.75%), 01/08/2029 (Acquired 1/23/2025, Cost $4,893,000) (b)(c)(d)	4,893,000	4,893,244
Vitality Re XVI 2025 Class B, 6.10% (Treasury Money Market Fund + 2.25%), 01/08/2029 (Acquired 1/23/2025, Cost $1,750,000) (b)(c)(d)	1,750,000	1,750,350
Vitality Re XVI 2025 Class C, 7.60% (Treasury Money Market Fund + 3.75%), 01/08/2029 (Acquired 1/23/2025, Cost $2,385,000) (b)(c)(d)	2,385,000	2,387,862
		35,065,151
Multiperil - 23.0%
Aquila Re I 2023-1 Class A-1, 9.20% (Treasury Money Market Fund + 5.34%), 06/08/2026 (Acquired 5/10/2023 - 9/11/2023, Cost $3,489,049) (b)(c)(d)	3,485,000	3,572,473
Aquila Re I 2023-1 Class B-1, 11.12% (Treasury Money Market Fund + 7.26%), 06/08/2026 (Acquired 5/10/2023, Cost $8,077,000) (b)(c)(d)	8,077,000	8,361,714
Aquila Re I 2023-1 Class C-1, 12.69% (Treasury Money Market Fund + 8.83%), 06/08/2026 (Acquired 5/10/2023 - 2/24/2025, Cost $15,056,414) (b)(c)(d)	14,903,000	15,555,751
Aquila Re I 2024-1 Class A-1, 9.25% (Treasury Money Market Fund + 5.39%), 06/07/2027 (Acquired 4/26/2024, Cost $5,778,000) (b)(c)(d)	5,778,000	6,003,342
Aquila Re I 2024-1 Class B-1, 12.21% (Treasury Money Market Fund + 8.35%), 06/07/2027 (Acquired 4/26/2024 - 2/24/2025, Cost $7,080,133) (b)(c)(d)	6,972,000	7,437,730
Baldwin Re 2023-1 Class A, 8.91% (Treasury Money Market Fund + 5.05%), 07/07/2027 (Acquired 6/21/2023, Cost $3,631,000) (b)(c)(d)	3,631,000	3,772,246
Baldwin Re 2025-1 Class A, 7.61% (Treasury Money Market Fund + 3.75%), 07/09/2029 (Acquired 6/16/2025, Cost $13,925,000) (b)(c)(d)	13,925,000	14,311,419
Bluebonnet Re 2025-2 Class A, 15.88% (Treasury Money Market Fund + 12.00%), 06/07/2027 (Acquired 5/8/2025, Cost $15,492,000) (b)(c)(d)	15,492,000	16,627,564
Bonanza Re 2024-1 Class A, 3.85% (Treasury Money Market Fund + 0.00%), 01/08/2026 (Acquired 12/16/2024, Cost $3,377,491) (b)(c)(d)	3,516,000	3,470,116
Bonanza Re 2024-1 Class B, 7.60% (Treasury Money Market Fund + 3.75%), 12/19/2027 (Acquired 12/16/2024, Cost $2,859,000) (b)(c)(d)	2,859,000	2,887,876
Bonanza Re 2024-1 Class C, 9.35% (Treasury Money Market Fund + 5.50%), 12/19/2027 (Acquired 12/16/2024, Cost $10,729,000) (b)(c)(d)(g)	10,729,000	11,033,167
Bridge Street Re 2025-1 Class A, 7.88% (Treasury Money Market Fund + 4.00%), 01/07/2028 (Acquired 12/24/2024, Cost $13,052,000) (b)(c)(d)	13,052,000	13,291,504
Commonwealth Re 2025-1 Class A, 7.63% (Treasury Money Market Fund + 3.75%), 07/10/2028 (Acquired 5/30/2025, Cost $12,536,000) (b)(c)(d)	12,536,000	12,816,180
Easton Re 2024-1 Class A, 11.30% (3 Month U.S. Treasury Bill Rate + 7.50%), 01/08/2027 (Acquired 2/26/2025, Cost $254,874) (b)(c)(d)	250,000	256,137
Finca Re 2025-1 Class A, 9.05% (3 Month U.S. Treasury Bill Rate + 5.25%), 06/07/2028 (Acquired 6/4/2025, Cost $3,168,000) (b)(c)(d)	3,168,000	3,280,939
Foundation Re 2023-1 Class A, 10.13% (Treasury Money Market Fund + 6.25%), 01/08/2027 (Acquired 12/19/2023, Cost $9,848,000) (b)(c)(d)	9,848,000	10,179,385
Four Lakes Re 2022-1 Class A, 10.67% (Treasury Money Market Fund + 6.81%), 01/07/2026 (Acquired 12/22/2022, Cost $1,313,000) (b)(c)(d)	1,313,000	1,320,550

The accompanying notes are an integral part of these Financial Statements.	(Continued)

6	Stone Ridge Funds | Annual Report | October 31, 2025

Schedule of Investments	as of October 31, 2025

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	Par	Value
Multiperil - 23.0% (continued)
Four Lakes Re 2023-1 Class A, 9.60% (3 Month U.S. Treasury Bill Rate + 5.80%), 01/07/2027 (Acquired 12/8/2023, Cost $3,003,000) (b)(c)(d)	$ 3,003,000	$3,071,318
Four Lakes Re 2024-1 Class A, 9.36% (Treasury Money Market Fund + 5.50%), 01/07/2028 (Acquired 12/11/2024, Cost $11,520,000) (b)(c)(d)	11,520,000	11,635,200
Four Lakes Re 2024-1 Class B, 12.11% (Treasury Money Market Fund + 8.25%), 01/07/2028 (Acquired 12/11/2024, Cost $4,756,000) (b)(c)(d)	4,756,000	4,848,029
Fuchsia 2 2024-1 Class A, 8.99% (Treasury Money Market Fund + 5.14%), 04/06/2028 (Acquired 12/18/2024, Cost $17,684,000) (b)(c)(d)	17,684,000	18,089,848
Fuchsia 2023-1 Class A, 14.14% (Treasury Money Market Fund + 10.29%), 04/06/2027 (Acquired 12/14/2023, Cost $7,799,000) (b)(c)(d)	7,799,000	8,174,522
Galileo Re 2023-1 Class A, 10.88% (Treasury Money Market Fund + 7.00%), 01/07/2028 (Acquired 12/4/2023, Cost $11,633,000) (b)(c)(d)	11,633,000	12,204,762
Galileo Re 2023-1 Class B, 10.88% (Treasury Money Market Fund + 7.00%), 01/08/2026 (Acquired 12/4/2023, Cost $3,773,000) (b)(c)(d)	3,773,000	3,805,259
Herbie Re 2024-2 Class A, 11.05% (3 Month U.S. Treasury Bill Rate + 7.25%), 01/08/2029 (Acquired 12/17/2024, Cost $6,413,000) (b)(c)(d)	6,413,000	6,592,885
Herbie Re 2024-2 Class B, 14.55% (3 Month U.S. Treasury Bill Rate + 10.75%), 01/08/2029 (Acquired 12/17/2024, Cost $6,413,000) (b)(c)(d)	6,413,000	6,817,660
Herbie Re 2024-2 Class C, 26.80% (3 Month U.S. Treasury Bill Rate + 23.00%), 01/08/2027 (Acquired 12/17/2024, Cost $5,586,000) (b)(c)(d)	5,586,000	5,764,752
High Point Re 2023-1 Class A, 9.50% (Treasury Money Market Fund + 5.64%), 01/06/2027 (Acquired 12/1/2023, Cost $22,886,000) (b)(c)(d)(f)	22,886,000	23,452,429
Hypatia Ltd. 2023-1 Class A, 14.30% (3 Month U.S. Treasury Bill Rate + 10.50%), 04/08/2026 (Acquired 3/27/2023, Cost $2,761,000) (b)(c)(d)	2,761,000	2,837,894
Locke Tavern Re 2023-1 Class A, 8.84% (Treasury Money Market Fund + 4.96%), 04/09/2026 (Acquired 3/23/2023 - 10/23/2023, Cost $12,154,609) (b)(c)(d)	12,134,000	12,271,721
Long Point Re IV 2022-1 Class A, 8.11% (Treasury Money Market Fund + 4.25%), 06/01/2026 (Acquired 5/13/2022 - 7/16/2024, Cost $30,703,223) (b)(c)(d)	30,710,000	31,184,470
Merna Re II 2023-1 Class A, 12.26% (Treasury Money Market Fund + 8.38%), 07/07/2026 (Acquired 4/5/2023 - 1/15/2025, Cost $10,138,681) (b)(c)(d)	10,084,000	10,541,309
Merna Re II 2023-2 Class A, 14.35% (Treasury Money Market Fund + 10.47%), 07/07/2026 (Acquired 4/5/2023 - 6/3/2024, Cost $10,608,586) (b)(c)(d)	10,600,000	11,234,410
Merna Re II 2024-1 Class A, 11.35% (Treasury Money Market Fund + 7.47%), 07/07/2027 (Acquired 5/8/2024, Cost $15,946,000) (b)(c)(d)	15,946,000	16,909,138
Merna Re II 2024-2 Class A, 12.63% (Treasury Money Market Fund + 8.75%), 07/07/2027 (Acquired 5/8/2024, Cost $20,332,000) (b)(c)(d)	20,332,000	21,604,783
Merna Re II 2024-3 Class A, 12.37% (Treasury Money Market Fund + 8.49%), 07/07/2027 (Acquired 5/8/2024 - 1/9/2025, Cost $34,888,431) (b)(c)(d)	34,846,000	36,454,143
Merna Re II 2025-3 Class A, 10.80% (3 Month U.S. Treasury Bill Rate + 7.00%), 07/07/2028 (Acquired 5/14/2025, Cost $26,216,000) (b)(c)(d)	26,216,000	27,774,541
Merna Re II 2025-4 Class A, 11.55% (3 Month U.S. Treasury Bill Rate + 7.75%), 07/07/2028 (Acquired 5/14/2025, Cost $27,010,000) (b)(c)(d)	27,010,000	28,033,679
Mona Lisa Re 2024-1 Class A, 13.61% (Treasury Money Market Fund + 9.75%), 06/25/2027 (Acquired 1/23/2025 - 2/13/2025, Cost $9,287,105) (b)(c)(d)	8,658,000	9,462,328
Mona Lisa Re 2025-1 Class A, 11.86% (Treasury Money Market Fund + 8.00%), 01/08/2029 (Acquired 12/3/2024, Cost $8,733,000) (b)(c)(d)	8,733,000	8,994,117
Mona Lisa Re 2025-1 Class B, 14.36% (Treasury Money Market Fund + 10.50%), 01/07/2028 (Acquired 12/3/2024, Cost $9,129,000) (b)(c)(d)	9,129,000	9,412,912
Mountain Re 2023-1 Class A, 10.60% (Treasury Money Market Fund + 6.74%), 06/05/2026 (Acquired 5/24/2023 - 3/5/2024, Cost $7,833,321) (b)(c)(d)	7,804,000	8,052,948
Mystic Re IV 2023-1 Class A, 12.79% (Treasury Money Market Fund + 8.93%), 01/08/2026 (Acquired 12/16/2022 - 3/14/2025, Cost $13,128,697) (b)(c)(d)	13,095,000	13,249,521
Mystic Re IV 2025-1 Class A, 7.88% (Treasury Money Market Fund + 4.00%), 01/10/2028 (Acquired 12/17/2024, Cost $6,206,000) (b)(c)(d)(g)	6,206,000	6,293,815
Mystic Re IV 2025-1 Class B, 14.13% (Treasury Money Market Fund + 10.25%), 01/10/2028 (Acquired 12/17/2024, Cost $3,931,000) (b)(c)(d)	3,931,000	4,087,650

The accompanying notes are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	7

Schedule of Investments	as of October 31, 2025

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	Par	Value
Multiperil - 23.0% (continued)
Mystic Re IV 2025-1 Class C, 17.88% (Treasury Money Market Fund + 14.00%), 01/10/2028 (Acquired 12/17/2024, Cost $9,538,000) (b)(c)(d)	$ 9,538,000	$8,345,750
Puerto Rico Parametric Re 2024-1 Class A, 12.80% (3 Month U.S. Treasury Bill Rate + 9.00%), 06/07/2027 (Acquired 6/14/2024, Cost $3,132,000) (b)(c)(d)	3,132,000	3,345,289
Residential Re 2019-I Class 12, 3.90% (3 Month U.S. Treasury Bill Rate + 0.10%), 06/06/2026 (Acquired 5/8/2019, Cost $183,217) (b)(c)(d)(e)	183,217	104,480
Residential Re 2021-I Class 11, 3.90% (3 Month U.S. Treasury Bill Rate + 0.10%), 06/06/2028 (Acquired 5/6/2021 - 3/31/2022, Cost $8,094,000) (b)(c)(d)(e)	8,094,000	405,105
Residential Re 2021-I Class 12, 4.30% (3 Month U.S. Treasury Bill Rate + 0.50%), 06/06/2028 (Acquired 5/6/2021 - 7/17/2023, Cost $9,241,000) (b)(c)(d)	9,241,000	4,851,525
Residential Re 2022-I Class 11, 16.38% (3 Month U.S. Treasury Bill Rate + 12.52%), 06/06/2026 (Acquired 5/2/2022, Cost $3,094,000) (b)(c)(d)(e)	3,094,000	154,855
Residential Re 2022-I Class 12, 11.54% (3 Month U.S. Treasury Bill Rate + 7.68%), 06/06/2026 (Acquired 5/2/2022, Cost $4,421,000) (b)(c)(d)	4,421,000	2,321,025
Residential Re 2022-I Class 13, 9.39% (3 Month U.S. Treasury Bill Rate + 5.59%), 06/06/2026 (Acquired 5/2/2022 - 3/5/2024, Cost $11,129,218) (b)(c)(d)	11,154,000	10,401,105
Residential Re 2022-I Class 14, 7.80% (3 Month U.S. Treasury Bill Rate + 4.00%), 06/06/2026 (Acquired 5/2/2022, Cost $12,142,000) (b)(c)(d)	12,142,000	12,238,529
Residential Re 2023-I Class 13, 14.84% (3 Month U.S. Treasury Bill Rate + 11.04%), 06/06/2027 (Acquired 4/28/2023, Cost $13,105,000) (b)(c)(d)(e)	13,105,000	6,880,125
Residential Re 2023-I Class 14, 10.56% (3 Month U.S. Treasury Bill Rate + 6.76%), 06/06/2027 (Acquired 4/28/2023 - 9/22/2023, Cost $23,515,420) (b)(c)(d)	23,567,000	24,123,181
Residential Re 2023-II Class 3, 12.50% (3 Month U.S. Treasury Bill Rate + 8.70%), 12/06/2027 (Acquired 11/7/2023, Cost $7,078,000) (b)(c)(d)	7,078,000	7,426,238
Residential Re 2023-II Class 5, 9.77% (3 Month U.S. Treasury Bill Rate + 5.97%), 12/06/2027 (Acquired 11/7/2023, Cost $15,862,000) (b)(c)(d)	15,862,000	16,747,893
Residential Re 2024-I Class 14, 9.78% (3 Month U.S. Treasury Bill Rate + 5.98%), 06/06/2028 (Acquired 4/25/2024, Cost $5,160,000) (b)(c)(d)	5,160,000	5,170,062
Residential Re 2024-II Class 2, 17.22% (3 Month U.S. Treasury Bill Rate + 13.42%), 12/06/2028 (Acquired 11/4/2024, Cost $4,876,000) (b)(c)(d)	4,876,000	5,257,547
Residential Re 2024-II Class 3, 10.74% (3 Month U.S. Treasury Bill Rate + 6.94%), 12/06/2028 (Acquired 11/4/2024, Cost $12,293,000) (b)(c)(d)	12,293,000	12,777,959
Residential Re 2024-II Class 4, 9.18% (3 Month U.S. Treasury Bill Rate + 5.38%), 12/06/2028 (Acquired 11/4/2024, Cost $9,952,000) (b)(c)(d)	9,952,000	10,349,582
Residential Re 2025-II Class 2, 14.05% (3 Month U.S. Treasury Bill Rate + 10.25%), 12/06/2029 (b)(c)(d)	5,292,000	5,292,000
Residential Re 2025-II Class 5, 7.05% (3 Month U.S. Treasury Bill Rate + 3.25%), 12/06/2029 (b)(c)(d)	5,292,000	5,292,000
Residential Re 2025-I Class 13, 16.80% (3 Month U.S. Treasury Bill Rate + 13.00%), 06/06/2029 (Acquired 5/2/2025, Cost $3,565,000) (b)(c)(d)	3,565,000	3,687,458
Residential Re 2025-I Class 14, 11.55% (3 Month U.S. Treasury Bill Rate + 7.75%), 06/06/2029 (Acquired 5/2/2025, Cost $9,705,000) (b)(c)(d)	9,705,000	10,027,206
Residential Re 2025-I Class 15, 9.55% (3 Month U.S. Treasury Bill Rate + 5.75%), 06/06/2029 (Acquired 5/2/2025, Cost $13,468,000) (b)(c)(d)	13,468,000	13,833,656
Riverfront Re 2025 Class A, 9.30% (3 Month U.S. Treasury Bill Rate + 5.50%), 01/08/2029 (Acquired 4/21/2025, Cost $9,116,000) (b)(c)(d)	9,116,000	9,608,264
Riverfront Re 2025 Class B, 11.55% (3 Month U.S. Treasury Bill Rate + 7.75%), 01/08/2029 (Acquired 4/21/2025, Cost $1,250,000) (b)(c)(d)	1,250,000	1,309,562
Sakura Re 2022-1 Class A, 17.30% (3 Month U.S. Treasury Bill Rate + 13.50%), 01/05/2026 (Acquired 12/22/2022, Cost $5,224,000) (b)(c)(d)	5,224,000	5,312,808
Sanders Re II 2021-2 Class B, 4.30% (3 Month U.S. Treasury Bill Rate + 0.50%), 04/07/2028 (Acquired 11/23/2021, Cost $1,500,000) (b)(c)(d)	1,500,000	768,750
Sanders Re II 2024-3 Class A, 7.87% (Treasury Money Market Fund + 3.99%), 04/07/2029 (Acquired 12/10/2024, Cost $19,466,000) (b)(c)(d)(f)	19,466,000	19,787,189
Sanders Re II 2024-3 Class B, 9.24% (Treasury Money Market Fund + 5.36%), 04/07/2029 (Acquired 12/10/2024, Cost $19,864,000) (b)(c)(d)(f)	19,864,000	20,578,111

The accompanying notes are an integral part of these Financial Statements.	(Continued)

8	Stone Ridge Funds | Annual Report | October 31, 2025

Schedule of Investments	as of October 31, 2025

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	Par	Value
Multiperil - 23.0% (continued)
Sanders Re II 2025-1 Class A, 7.80% (3 Month U.S. Treasury Bill Rate + 4.00%), 04/07/2028 (Acquired 3/13/2025, Cost $14,908,000) (b)(c)(d)	$ 14,908,000	$15,358,222
Sanders Re II 2025-1 Class A-2, 8.05% (3 Month U.S. Treasury Bill Rate + 4.25%), 04/08/2030 (Acquired 3/13/2025, Cost $13,070,000) (b)(c)(d)	13,070,000	13,733,303
Sanders Re II 2025-1 Class B-1, 8.38% (Treasury Money Market Fund + 4.50%), 04/07/2028 (Acquired 3/13/2025, Cost $8,577,000) (b)(c)(d)	8,577,000	8,829,164
Sanders Re II 2025-1 Class B-2, 8.55% (3 Month U.S. Treasury Bill Rate + 4.75%), 04/08/2030 (Acquired 3/13/2025, Cost $25,732,000) (b)(c)(d)	25,732,000	26,904,093
Sanders Re II 2025-2 Class A-1, 10.80% (3 Month U.S. Treasury Bill Rate + 7.00%), 06/07/2028 (Acquired 5/22/2025, Cost $4,174,000) (b)(c)(d)	4,174,000	4,423,814
Sanders Re III 2022-1 Class A, 7.20% (Treasury Money Market Fund + 3.34%), 04/07/2026 (Acquired 3/22/2022 - 10/2/2023, Cost $17,596,775) (b)(c)(d)	17,697,000	17,808,491
Sanders Re III 2022-1 Class B, 14.67% (Treasury Money Market Fund + 10.81%), 04/07/2026 (Acquired 3/22/2022, Cost $6,189,000) (b)(c)(d)	6,189,000	6,258,317
Sanders Re III 2022-3 Class A, 9.85% (Treasury Money Market Fund + 5.99%), 04/07/2027 (Acquired 12/1/2022, Cost $4,607,000) (b)(c)(d)	4,607,000	4,834,125
Sanders Re III 2023-1 Class A, 9.33% (Treasury Money Market Fund + 5.47%), 04/07/2027 (Acquired 3/24/2023, Cost $3,162,000) (b)(c)(d)	3,162,000	3,284,053
Sanders Re III 2023-1 Class B, 19.70% (Treasury Money Market Fund + 15.84%), 04/07/2027 (Acquired 3/24/2023, Cost $3,954,000) (b)(c)(d)	3,954,000	4,105,043
Sanders Re III 2023-2 Class A, 11.58% (Treasury Money Market Fund + 7.72%), 06/05/2026 (Acquired 5/24/2023 - 12/12/2024, Cost $21,331,526) (b)(c)(d)	21,069,000	21,893,851
Sanders Re III 2024-1 Class A, 9.42% (Treasury Money Market Fund + 5.56%), 04/07/2028 (Acquired 1/16/2024, Cost $16,206,000) (b)(c)(d)	16,206,000	17,106,243
Solomon Re 2023-1 Class A, 9.40% (Treasury Money Market Fund + 5.52%), 06/08/2026 (Acquired 6/12/2023 - 8/16/2023, Cost $4,724,049) (b)(c)(d)	4,719,000	4,821,638
Stabilitas Re 2023-1 Class A, 12.36% (Treasury Money Market Fund + 8.48%), 06/05/2026 (Acquired 6/7/2023 - 1/16/2025, Cost $8,535,854) (b)(c)(d)	8,399,000	8,656,429
Titania Re 2024-1 Class A, 10.13% (Treasury Money Market Fund + 6.25%), 11/26/2027 (Acquired 11/14/2024, Cost $7,603,000) (b)(c)(d)	7,603,000	7,816,644
Titania Re 2024-1 Class B, 13.38% (Treasury Money Market Fund + 9.50%), 11/26/2027 (Acquired 11/14/2024, Cost $7,192,000) (b)(c)(d)	7,192,000	7,455,227
Topanga Re 2021-1 Class A, 8.63% (Treasury Money Market Fund + 4.77%), 01/08/2026 (Acquired 12/8/2021, Cost $6,189,000) (b)(c)(d)	6,189,000	6,099,259
Yosemite Re 2025-1 Class A, 11.13% (Treasury Money Market Fund + 7.25%), 06/07/2028 (Acquired 3/18/2025, Cost $6,891,000) (b)(c)(d)	6,891,000	7,320,309
		910,139,615
Windstorm - 32.5%
1886 Re 2025-1 Class A, 8.36% (Treasury Money Market Fund + 4.50%), 07/09/2029 (Acquired 5/15/2025, Cost $5,760,000) (b)(c)(d)	5,760,000	6,033,024
3264 Re 2024-1 Class A, 10.85% (Treasury Money Market Fund + 7.00%), 07/08/2027 (Acquired 6/24/2024, Cost $1,750,000) (b)(c)(d)	1,750,000	1,856,050
3264 Re 2024-1 Class B, 21.85% (Treasury Money Market Fund + 18.00%), 07/08/2027 (Acquired 6/24/2024, Cost $3,133,000) (b)(c)(d)	3,133,000	3,456,012
Alamo Re 2023-1 Class A, 12.93% (Treasury Money Market Fund + 9.08%), 06/07/2026 (Acquired 4/12/2023 - 7/30/2024, Cost $18,587,000) (b)(c)(d)(g)	18,587,000	19,414,122
Alamo Re 2024-1 Class A, 10.39% (Treasury Money Market Fund + 6.54%), 06/07/2027 (Acquired 4/4/2024 - 3/12/2025, Cost $49,305,482) (b)(c)(d)	49,116,000	51,864,040
Alamo Re 2024-1 Class B, 12.28% (Treasury Money Market Fund + 8.43%), 06/07/2027 (Acquired 4/4/2024, Cost $53,856,000) (b)(c)(d)	53,856,000	57,792,874
Alamo Re 2024-1 Class C, 15.73% (Treasury Money Market Fund + 11.88%), 06/07/2026 (Acquired 4/4/2024, Cost $43,561,000) (b)(c)(d)	43,561,000	45,767,365
Armor Re II 2024-1 Class A, 14.06% (Treasury Money Market Fund + 10.20%), 05/07/2027 (Acquired 4/11/2024, Cost $15,590,000) (b)(c)(d)	15,590,000	16,882,411
Armor Re II 2024-2 Class A, 12.36% (Treasury Money Market Fund + 8.50%), 01/07/2028 (Acquired 12/11/2024, Cost $7,651,000) (b)(c)(d)	7,651,000	8,113,885

The accompanying notes are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	9

Schedule of Investments	as of October 31, 2025

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	Par	Value
Windstorm - 32.5% (continued)
Astro Re 2021-1 Class A, 4.36% (Treasury Money Market Fund + 0.50%), 07/08/2029 (Acquired 7/6/2021, Cost $3,183,000) (b)(c)(d)(e)	$ 3,183,000	$1,591,500
Bayou Re 2023-1 Class A, 16.27% (Treasury Money Market Fund + 12.39%), 05/26/2026 (Acquired 5/11/2023 - 2/5/2025, Cost $10,101,530) (b)(c)(d)	9,942,000	10,388,396
Bayou Re 2023-1 Class B, 22.92% (Treasury Money Market Fund + 19.04%), 05/26/2026 (Acquired 5/11/2023, Cost $8,335,000) (b)(c)(d)	8,335,000	8,890,944
Bayou Re 2024-1 Class A, 12.19% (Treasury Money Market Fund + 8.33%), 04/30/2027 (Acquired 4/18/2024 - 2/13/2025, Cost $15,068,004) (b)(c)(d)	15,037,000	16,037,712
Bayou Re 2024-1 Class B, 22.36% (Treasury Money Market Fund + 18.50%), 04/30/2027 (Acquired 4/18/2024, Cost $4,958,000) (b)(c)(d)	4,958,000	5,548,498
Bayou Re 2025-1 Class A, 10.86% (Treasury Money Market Fund + 7.00%), 05/08/2028 (Acquired 4/21/2025, Cost $13,371,000) (b)(c)(d)	13,371,000	13,606,330
Blue Ridge Re 2023-1 Class A, 9.10% (Treasury Money Market Fund + 5.25%), 01/08/2027 (Acquired 11/14/2023, Cost $17,448,000) (b)(c)(d)	17,448,000	18,001,102
Blue Ridge Re 2023-1 Class B, 11.84% (Treasury Money Market Fund + 7.99%), 01/08/2027 (Acquired 11/14/2023, Cost $21,241,000) (b)(c)(d)(f)	21,241,000	22,326,415
Bluebonnet Re 2025-1 Class A, 9.60% (Treasury Money Market Fund + 5.75%), 06/07/2028 (Acquired 5/8/2025, Cost $2,743,000) (b)(c)(d)	2,743,000	2,894,139
Bluebonnet Re 2025-1 Class B, 12.35% (Treasury Money Market Fund + 8.50%), 06/07/2028 (Acquired 5/8/2025, Cost $9,335,000) (b)(c)(d)	9,335,000	9,940,842
Bluebonnet Re 2025-1 Class C, 15.60% (Treasury Money Market Fund + 11.75%), 06/07/2028 (Acquired 5/8/2025, Cost $7,547,000) (b)(c)(d)	7,547,000	8,143,968
Cape Lookout Re 2023-1 Class A, 11.05% (Treasury Money Market Fund + 7.20%), 04/28/2026 (Acquired 4/14/2023 - 9/17/2024, Cost $25,056,348) (b)(c)(d)(g)	25,019,000	25,650,730
Cape Lookout Re 2024-1 Class A, 12.54% (Treasury Money Market Fund + 8.70%), 04/05/2027 (Acquired 3/12/2024 - 9/13/2024, Cost $48,047,709) (b)(c)(d)	47,978,000	50,043,453
Cape Lookout Re 2025-1 Class A, 10.75% (Treasury Money Market Fund + 6.90%), 03/13/2028 (Acquired 2/27/2025, Cost $53,817,000) (b)(c)(d)	53,817,000	56,421,743
Charles River Re 2024-1 Class A, 11.50% (Treasury Money Market Fund + 7.63%), 05/10/2027 (Acquired 4/5/2024 - 8/12/2024, Cost $11,310,969) (b)(c)(d)	11,310,000	11,881,720
Chartwell Re 2025-1 Class A, 9.88% (Treasury Money Market Fund + 6.00%), 06/07/2028 (Acquired 5/2/2025, Cost $9,507,000) (b)(c)(d)	9,507,000	9,937,667
Chartwell Re 2025-1 Class B, 10.88% (Treasury Money Market Fund + 7.00%), 06/07/2028 (Acquired 5/2/2025, Cost $1,500,000) (b)(c)(d)	1,500,000	1,553,325
Citrus Re 2023-1 Class A, 10.45% (Treasury Money Market Fund + 6.59%), 06/07/2026 (Acquired 4/27/2023 - 8/15/2024, Cost $8,328,326) (b)(c)(d)	8,321,000	8,588,520
Citrus Re 2023-1 Class B, 12.51% (3 Month U.S. Treasury Bill Rate + 8.71%), 06/07/2026 (Acquired 4/27/2023, Cost $6,655,000) (b)(c)(d)	6,655,000	6,924,527
Citrus Re 2024-1 Class A, 13.05% (Treasury Money Market Fund + 9.19%), 06/07/2027 (Acquired 3/19/2024, Cost $3,105,000) (b)(c)(d)	3,105,000	3,292,853
Citrus Re 2024-1 Class B, 14.30% (Treasury Money Market Fund + 10.44%), 06/07/2027 (Acquired 3/19/2024, Cost $5,980,000) (b)(c)(d)	5,980,000	6,418,633
Citrus Re 2025-1 Class A, 11.63% (Treasury Money Market Fund + 7.75%), 06/07/2028 (Acquired 3/5/2025, Cost $6,735,000) (b)(c)(d)	6,735,000	6,951,530
Citrus Re 2025-1 Class B, 8.36% (Treasury Money Market Fund + 4.50%), 06/07/2028 (Acquired 3/5/2025, Cost $5,715,000) (b)(c)(d)	5,715,000	5,969,889
Commonwealth Re 2023-1 Class A, 7.79% (Treasury Money Market Fund + 3.86%), 07/08/2026 (Acquired 6/7/2023 - 8/18/2023, Cost $8,296,246) (b)(c)(d)	8,289,000	8,425,769
Everglades Re II 2024-1 Class A, 14.38% (Treasury Money Market Fund + 10.50%), 05/13/2027 (Acquired 5/15/2024, Cost $35,048,000) (b)(c)(d)	35,048,000	37,669,590
Everglades Re II 2024-1 Class B, 15.38% (Treasury Money Market Fund + 11.50%), 05/13/2027 (Acquired 5/15/2024 - 6/24/2024, Cost $36,970,800) (b)(c)(d)	36,978,000	39,692,185
Everglades Re II 2024-1 Class C, 16.63% (Treasury Money Market Fund + 12.75%), 05/13/2027 (Acquired 5/15/2024, Cost $24,434,000) (b)(c)(d)	24,434,000	26,322,748
Everglades Re II 2025-1 Class A, 12.55% (3 Month U.S. Treasury Bill Rate + 8.75%), 05/19/2028 (Acquired 5/5/2025, Cost $28,540,000) (b)(c)(d)(g)	28,540,000	30,129,678

The accompanying notes are an integral part of these Financial Statements.	(Continued)

10	Stone Ridge Funds | Annual Report | October 31, 2025

Schedule of Investments	as of October 31, 2025

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	Par	Value
Windstorm - 32.5% (continued)
Everglades Re II 2025-1 Class B, 13.55% (3 Month U.S. Treasury Bill Rate + 9.75%), 05/19/2028 (Acquired 5/5/2025, Cost $26,161,000) (b)(c)(d)	$ 26,161,000	$27,592,007
Everglades Re II 2025-1 Class C, 15.05% (3 Month U.S. Treasury Bill Rate + 11.25%), 05/19/2028 (Acquired 5/5/2025, Cost $31,711,000) (b)(c)(d)	31,711,000	33,570,850
Everglades Re II 2025-1 Class D, 16.80% (3 Month U.S. Treasury Bill Rate + 13.00%), 05/19/2028 (Acquired 5/5/2025, Cost $19,026,000) (b)(c)(d)	19,026,000	20,255,080
First Coast Re IV 2023-1 Class A, 9.94% (3 Month U.S. Treasury Bill Rate + 9.94%), 04/07/2026 (Acquired 3/24/2023, Cost $2,000,000) (b)(c)(d)	2,000,000	2,061,800
First Coast Re IV 2025-1 Class B, 11.30% (3 Month U.S. Treasury Bill Rate + 7.50%), 03/10/2028 (Acquired 2/21/2025, Cost $2,165,000) (b)(c)(d)	2,165,000	2,257,012
Fish Pond Re 2024-1 Class A, 7.88% (Treasury Money Market Fund + 4.02%), 01/08/2027 (Acquired 12/22/2023, Cost $8,722,000) (b)(c)(d)	8,722,000	8,910,831
Frontline 2018-1 Class A, 3.96% (Treasury Money Market Fund + 0.10%), 07/06/2026 (Acquired 6/12/2018, Cost $203,937) (b)(c)(d)(e)	203,937	86,816
Gateway Re 2023-1 Class A, 17.74% (3 Month U.S. Treasury Bill Rate + 13.94%), 02/24/2026 (Acquired 2/3/2023, Cost $13,183,000) (b)(c)(d)	13,183,000	13,560,693
Gateway Re 2023-1 Class B, 24.86% (Treasury Money Market Fund + 21.00%), 02/24/2026 (Acquired 2/3/2023, Cost $3,113,000) (b)(c)(d)(f)	3,113,000	3,229,426
Gateway Re 2023-3 Class A, 14.74% (Treasury Money Market Fund + 10.88%), 07/08/2026 (Acquired 7/14/2023, Cost $5,404,000) (b)(c)(d)(f)	5,404,000	5,687,170
Gateway Re 2024-1 Class AA, 9.70% (3 Month U.S. Treasury Bill Rate + 5.90%), 07/08/2027 (Acquired 3/11/2024 - 7/11/2024, Cost $9,447,178) (b)(c)(d)	9,464,000	9,815,588
Gateway Re 2025-1 Class A, 14.30% (3 Month U.S. Treasury Bill Rate + 10.50%), 07/07/2028 (Acquired 2/12/2025, Cost $3,457,000) (b)(c)(d)	3,457,000	3,680,841
Gateway Re 2025-1 Class AA, 3.86% (Treasury Money Market Fund + 0.00%), 12/22/2025 (Acquired 2/12/2025, Cost $9,235,219) (b)(c)(d)	9,353,000	9,253,391
Gateway Re 2025-1 Class AAA, 8.05% (3 Month U.S. Treasury Bill Rate + 4.25%), 07/07/2028 (Acquired 2/12/2025, Cost $5,693,000) (b)(c)(d)	5,693,000	5,773,556
Gateway Re 2025-1 Class C1, 3.80% (3 Month U.S. Treasury Bill Rate + 0.00%), 12/22/2025 (Acquired 2/12/2025, Cost $6,411,255) (b)(c)(d)	6,507,000	6,425,337
Gateway Re 2025-1 Class C2, 13.30% (3 Month U.S. Treasury Bill Rate + 9.50%), 07/07/2027 (Acquired 2/12/2025, Cost $20,740,000) (b)(c)(d)	20,740,000	21,755,223
Gateway Re 2025-2 Class A, 10.86% (Treasury Money Market Fund + 7.00%), 07/07/2028 (Acquired 3/21/2025, Cost $8,118,000) (b)(c)(d)	8,118,000	8,432,167
Gateway Re 2025-3 Class A, 3.80% (3 Month U.S. Treasury Bill Rate + 0.00%), 12/22/2025 (Acquired 7/2/2025, Cost $1,653,743) (b)(c)(d)	1,687,000	1,666,840
Gateway Re II 2023-1 Class A, 13.37% (3 Month U.S. Treasury Bill Rate + 9.57%), 04/27/2026 (Acquired 4/13/2023, Cost $4,542,000) (b)(c)(d)	4,542,000	4,656,458
Genesee Street Re 2025-1 Class A, 7.05% (3 Month U.S. Treasury Bill Rate + 3.25%), 04/07/2028 (Acquired 4/28/2025, Cost $10,306,000) (b)(c)(d)	10,306,000	10,442,039
Hestia Re 2022-1 Class A, 3.90% (3 Month U.S. Treasury Bill Rate + 0.10%), 04/22/2029 (Acquired 3/20/2024 - 4/25/2025, Cost $445,857) (b)(c)(d)(e)	445,857	234,075
Hestia Re 2023-1 Class A, 14.55% (3 Month U.S. Treasury Bill Rate + 10.75%), 04/07/2026 (Acquired 3/16/2023 - 7/19/2023, Cost $3,753,229) (b)(c)(d)	3,750,000	3,816,563
Hestia Re 2025-1 Class A, 10.55% (T-BILL + 6.75%), 03/13/2028 (Acquired 2/27/2025, Cost $15,901,000) (b)(c)(d)	15,901,000	16,268,313
Hestia Re 2025-1 Class B, 12.05% (3 Month U.S. Treasury Bill Rate + 8.25%), 03/13/2028 (Acquired 2/27/2025, Cost $7,339,000) (b)(c)(d)	7,339,000	7,585,223
Integrity Re 2022-1 Class A, 4.35% (Treasury Money Market Fund + 0.50%), 06/06/2030 (Acquired 5/9/2022, Cost $3,693,465) (b)(c)(d)(e)	3,693,465	1,385,049
Integrity Re 2024-1 Class A, 14.35% (3 Month U.S. Treasury Bill Rate + 10.55%), 06/06/2026 (Acquired 3/1/2024, Cost $5,694,000) (b)(c)(d)(g)	5,694,000	5,999,483
Integrity Re 2024-1 Class B, 17.17% (Treasury Money Market Fund + 13.32%), 06/06/2026 (Acquired 3/1/2024, Cost $3,254,000) (b)(c)(d)	3,254,000	3,461,442
Integrity Re 2024-1 Class C, 21.08% (Treasury Money Market Fund + 17.23%), 06/06/2026 (Acquired 3/1/2024, Cost $5,694,000) (b)(c)(d)	5,694,000	6,148,096

The accompanying notes are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	11

Schedule of Investments	as of October 31, 2025

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	Par	Value
Windstorm - 32.5% (continued)
Integrity Re 2024-1 Class D, 26.65% (Treasury Money Market Fund + 22.80%), 06/06/2026 (Acquired 3/1/2024, Cost $8,594,000) (b)(c)(d)	$ 8,594,000	$9,416,914
Integrity Re III 2025-1 Class A-1, 11.80% (3 Month U.S. Treasury Bill Rate + 8.00%), 06/06/2027 (Acquired 2/21/2025, Cost $1,948,000) (b)(c)(d)	1,948,000	2,033,809
Integrity Re III 2025-1 Class A-2, 11.80% (3 Month U.S. Treasury Bill Rate + 8.00%), 06/06/2028 (Acquired 2/21/2025, Cost $4,272,000) (b)(c)(d)	4,272,000	4,461,250
Integrity Re III 2025-1 Class B-1, 13.55% (3 Month U.S. Treasury Bill Rate + 9.75%), 06/06/2027 (Acquired 2/21/2025, Cost $1,500,000) (b)(c)(d)	1,500,000	1,579,500
Integrity Re III 2025-1 Class B-2, 13.55% (3 Month U.S. Treasury Bill Rate + 9.75%), 06/06/2028 (Acquired 2/21/2025, Cost $3,458,000) (b)(c)(d)	3,458,000	3,639,372
Integrity Re III 2025-1 Class C, 16.05% (3 Month U.S. Treasury Bill Rate + 12.25%), 06/06/2028 (Acquired 2/21/2025, Cost $10,577,000) (b)(c)(d)	10,577,000	11,293,063
Integrity Re III 2025-1 Class D, 29.30% (3 Month U.S. Treasury Bill Rate + 25.50%), 06/06/2027 (Acquired 2/21/2025, Cost $6,509,000) (b)(c)(d)	6,509,000	7,475,587
Lightning Re 2023-1 Class A, 14.88% (Treasury Money Market Fund + 11.00%), 03/31/2026 (Acquired 3/20/2023 - 1/10/2025, Cost $50,387,825) (b)(c)(d)	49,758,000	51,203,470
Longleaf Pine Re 2024-1 Class A, 21.81% (Treasury Money Market Fund + 17.93%), 05/25/2027 (Acquired 5/10/2024, Cost $14,003,000) (b)(c)(d)	14,003,000	15,632,249
Lower Ferry Re 2023-1 Class A, 8.50% (Treasury Money Market Fund + 4.65%), 07/08/2026 (Acquired 6/23/2023 - 8/25/2023, Cost $7,463,791) (b)(c)(d)	7,458,000	7,632,890
Lower Ferry Re 2023-1 Class B, 9.35% (Treasury Money Market Fund + 5.50%), 07/08/2026 (Acquired 6/23/2023 - 7/15/2024, Cost $11,228,078) (b)(c)(d)	11,219,000	11,548,278
Mayflower Re 2023-1 Class A, 8.90% (Treasury Money Market Fund + 5.05%), 07/08/2026 (Acquired 6/26/2023 - 8/17/2023, Cost $8,011,517) (b)(c)(d)	8,009,000	8,216,033
Mayflower Re 2023-1 Class B, 10.36% (Treasury Money Market Fund + 6.51%), 07/08/2026 (Acquired 6/26/2023 - 12/18/2024, Cost $19,834,729) (b)(c)(d)	19,779,000	20,475,221
Mayflower Re 2024-1 Class A, 8.78% (Treasury Money Market Fund + 4.93%), 07/08/2027 (Acquired 6/21/2024, Cost $8,145,000) (b)(c)(d)	8,145,000	8,408,898
Mayflower Re 2025-1 Class A, 7.30% (T-BILL + 3.50%), 07/07/2028 (Acquired 5/22/2025, Cost $15,900,000) (b)(c)(d)	15,900,000	16,263,315
Merna Re II 2025-1 Class A, 11.55% (3 Month U.S. Treasury Bill Rate + 7.75%), 07/07/2028 (Acquired 5/14/2025, Cost $7,348,000) (b)(c)(d)	7,348,000	7,674,251
Merna Re II 2025-2 Class A, 12.55% (3 Month U.S. Treasury Bill Rate + 8.75%), 07/07/2028 (Acquired 5/14/2025, Cost $12,711,000) (b)(c)(d)	12,711,000	13,440,611
Metrocat Re 2023-1 Class A, 9.58% (Treasury Money Market Fund + 5.75%), 05/08/2026 (Acquired 5/12/2023, Cost $2,429,000) (b)(c)(d)	2,429,000	2,469,200
Nature Coast Re 2023-1 Class A, 13.80% (3 Month U.S. Treasury Bill Rate + 10.00%), 12/07/2026 (Acquired 11/16/2023, Cost $11,407,000) (b)(c)(d)	11,407,000	11,850,162
Nature Coast Re 2023-1 Class B, 17.30% (3 Month U.S. Treasury Bill Rate + 13.50%), 12/07/2026 (Acquired 11/16/2023, Cost $4,156,000) (b)(c)(d)	4,156,000	4,371,489
Nature Coast Re 2024-1 Class A, 19.09% (3 Month U.S. Treasury Bill Rate + 15.29%), 06/07/2028 (Acquired 6/17/2024, Cost $5,845,000) (b)(c)(d)	5,845,000	6,641,089
Nature Coast Re 2025-1 Class A, 15.35% (3 Month U.S. Treasury Bill Rate + 11.55%), 01/16/2029 (Acquired 12/27/2024, Cost $15,042,000) (b)(c)(d)	15,042,000	15,944,520
Nature Coast Re 2025-2 Class A, 13.55% (3 Month U.S. Treasury Bill Rate + 9.75%), 04/10/2029 (Acquired 3/28/2025, Cost $5,273,000) (b)(c)(d)	5,273,000	5,549,569
Palm Re 2024-1 Class A, 13.50% (3 Month U.S. Treasury Bill Rate + 9.70%), 06/07/2027 (Acquired 4/4/2024, Cost $10,494,000) (b)(c)(d)	10,494,000	11,192,376
Palm Re 2025-1 Class A, 11.55% (3 Month U.S. Treasury Bill Rate + 7.75%), 06/07/2028 (Acquired 4/1/2025, Cost $11,359,000) (b)(c)(d)	11,359,000	11,983,177
Pelican IV Re 2021-1 Class B, 4.30% (3 Month U.S. Treasury Bill Rate + 0.50%), 05/07/2027 (Acquired 4/29/2021, Cost $2,402,859) (b)(c)(d)(e)	2,402,859	12,134
Purple Re 2023-1 Class A, 17.00% (1 Month Term SOFR + 13.01%), 04/24/2026 (Acquired 4/6/2023 - 4/2/2024, Cost $8,801,363) (b)(c)(d)	8,749,000	9,203,511
Purple Re 2023-2 Class A, 14.38% (3 Month U.S. Treasury Bill Rate + 10.58%), 06/05/2026 (Acquired 6/27/2023 - 7/15/2024, Cost $7,888,678) (b)(c)(d)	7,888,000	8,272,934

The accompanying notes are an integral part of these Financial Statements.	(Continued)

12	Stone Ridge Funds | Annual Report | October 31, 2025

Schedule of Investments	as of October 31, 2025

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	Par	Value
Windstorm - 32.5% (continued)
Purple Re 2024-1 Class A, 13.01% (3 Month U.S. Treasury Bill Rate + 9.13%), 06/07/2027 (Acquired 4/2/2024, Cost $26,698,000) (b)(c)(d)	$ 26,698,000	$28,477,422
Purple Re 2025-1 Class A, 11.05% (3 Month U.S. Treasury Bill Rate + 7.25%), 06/07/2028 (Acquired 5/6/2025, Cost $8,721,000) (b)(c)(d)	8,721,000	9,264,318
Purple Re 2025-1 Class B, 11.55% (3 Month U.S. Treasury Bill Rate + 7.75%), 06/07/2028 (Acquired 5/6/2025, Cost $9,514,000) (b)(c)(d)	9,514,000	9,961,158
Recoletos Re DAC 2024-1 Class A, 8.80% (3 Month U.S. Treasury Bill Rate + 5.00%), 01/07/2028 (Acquired 12/9/2024, Cost $7,030,000) (b)(c)(d)	7,030,000	7,234,573
Sabine Re 2024-1 Class A, 12.32% (3 Month U.S. Treasury Bill Rate + 8.52%), 04/07/2027 (Acquired 3/26/2024 - 2/26/2025, Cost $7,321,727) (b)(c)(d)	7,286,000	7,667,786
Solis Re 2025-1 Class A, 7.38% (Treasury Money Market Fund + 3.50%), 07/07/2028 (Acquired 6/12/2025, Cost $6,763,000) (b)(c)(d)	6,763,000	6,902,656
Winston Re 2024-1 Class A, 14.07% (Treasury Money Market Fund + 10.21%), 02/26/2027 (Acquired 2/14/2024, Cost $9,339,000) (b)(c)(d)	9,339,000	10,048,297
Winston Re 2024-1 Class B, 15.55% (Treasury Money Market Fund + 11.69%), 02/26/2027 (Acquired 2/14/2024, Cost $4,051,000) (b)(c)(d)	4,051,000	4,359,484
Winston Re 2025-1 Class A, 10.36% (Treasury Money Market Fund + 6.50%), 02/21/2028 (Acquired 2/6/2025, Cost $9,395,000) (b)(c)(d)	9,395,000	9,780,195
		1,290,016,319
		2,739,587,889
TOTAL EVENT LINKED BONDS (Cost $3,184,030,928)		3,226,900,835
QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES - 14.0% (a)
Participation Notes - 1.9%
Global - 1.9%
Multiperil - 1.9%
Eden Re II 2022-1 Class A, (Acquired 12/14/2021, Cost $155,230) (b)(c)(d)(e)(i)(j)	155,230	138,730
Eden Re II 2022-1 Class B, (Acquired 12/17/2021 - 10/16/2025, Cost $141,799) (b)(c)(d)(e)(i)(j)	141,804	286,765
Eden Re II 2023-1 Class B, (Acquired 12/22/2022, Cost $104,160) (b)(c)(d)(e)(i)	104,160	1,292,978
Eden Re II 2024-1 Class B, (Acquired 12/20/2023, Cost $91,358) (b)(c)(d)(e)(i)	91,358	2,358,636
Eden Re II 2025-1 Class B, (Acquired 12/16/2024, Cost $35,154,000) (b)(c)(d)(e)(i)(j)	35,154,000	38,293,125
Excelsa Re Ltd., (Acquired 5/7/2025, Cost $7,991,766) (c)(d)(e)(i)(j)	7,979,000	9,569,879
Phoenix 2 Re Pte. Ltd. 2022-1 Class A, (Acquired 12/21/2021, Cost $64,265) (b)(c)(d)(e)(j)	75,000	750
Phoenix Re Pte. Ltd. 2022-1 Class B, (Acquired 12/21/2021, Cost $34) (b)(c)(d)(e)(j)	66	132
Sector Re V Series 2023-Dec Class GL-R, (Acquired 12/8/2023, Cost $4,920) (c)(d)(e)	4,920	135,055
Sector Re V Series 2024-Apr Class GL-R, (Acquired 4/29/2024, Cost $21,866) (c)(d)(e)	21,866	858,399
Sector Re V Series 2024-Dec Class GL-R, (Acquired 12/5/2024, Cost $18,461,464) (c)(d)(e)(j)	18,461,464	23,436,873
TOTAL PARTICIPATION NOTES (Cost $62,190,862)		76,371,322
	SHARES
Preference Shares - 12.1%
Global - 11.5%
Multiperil - 11.5%
Arenal (Artex Segregated Account Company), (Acquired 5/7/2015 - 12/17/2024, Cost $46,256,510) (c)(d)(e)(i)	167,359	50,327,050
Hatteras (Artex Segregated Account Company), (Acquired 12/30/2014 - 11/1/2021, Cost $30,502,685) (c)(d)(e)(i)	37,256	40,838,165
Hudson Charles 2 (Mt. Logan Re), (Acquired 4/2/2014 - 4/22/2025, Cost $25,376,943) (c)(d)(e)(i)	25,377	38,580,171
Hudson Charles 3 (Mt. Logan Re), (Acquired 6/19/2014 - 7/18/2025, Cost $47,721,141) (c)(d)(e)(i)	47,721	62,575,768
Labrador (Horseshoe Re), (Acquired 7/22/2022 - 1/5/2023, Cost $5,000,000) (c)(d)(e)(i)	34,121	33,063,916
Lyndhurst (Horseshoe Re), (Acquired 12/31/2020, Cost $1,716,114) (c)(d)(e)(i)	27,200	0
Madison (Artex Segregated Account Company), (Acquired 2/3/2020, Cost $913,996) (c)(d)(e)(i)	5,011	1,227,649

The accompanying notes are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	13

Schedule of Investments	as of October 31, 2025

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	SHARES	Value
Multiperil - 11.5% (continued)
Magnolia (Artex Segregated Account Company), (Acquired 6/20/2024, Cost $10,645,520) (c)(d)(e)(i)	$ 10,646	$17,932,753
Peregrine HYR, (Acquired 12/21/2020, Cost $16,629,628) (c)(d)(e)(i)	1,800,000	28,006,069
Rondout (Artex Segregated Account Company), (Acquired 5/29/2015 - 11/17/2023, Cost $83,904,155) (c)(d)(e)(i)	150,090	161,966,906
Thopas Re Ltd. 2024-2 (S), (Acquired 6/26/2024 - 6/30/2025, Cost $15,134,391) (c)(d)(e)(i)(j)	151,344	19,645,987
Yoho (Artex Segregated Account Company), (Acquired 5/17/2016 - 9/13/2021, Cost $2,875,429) (c)(d)(e)(i)(j)	39,886	194,975
		454,359,409
United States - 0.6%
Multiperil - 0.6%
Seawall Re Ltd 2025-B, (Acquired 7/18/2025, Cost $7,521,600) (c)(d)(e)(i)(j)	3,134	8,648,503
Trouvaille Re Ltd., (Acquired 3/25/2024 - 3/26/2025, Cost $10,884,010) (c)(d)(e)(i)(j)	60	16,106,549
		24,755,052
TOTAL PREFERENCE SHARES (Cost $305,082,122)		479,114,461
TOTAL QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES (Cost $367,272,984)		555,485,783
SHORT TERM INVESTMENTS - 4.6%
MONEY MARKET FUNDS - 4.6%
Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 4.01% (k)	91,303,580	91,303,580
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 4.00% (k)	91,303,580	91,303,580
TOTAL MONEY MARKET FUNDS (Cost $182,607,160)		182,607,160
TOTAL INVESTMENTS - 100.0% (Cost $3,733,911,072)		$3,964,993,778
Liabilities in Excess of Other Assets - (0.0%) (h)		(761,906)
TOTAL NET ASSETS - 100.0%		$3,964,231,872

Percentages are stated as a percent of net assets.
Par amounts stated in USD unless otherwise indicated.
CORRA - Canada Overnight Repo Rate Average
EURIBOR - Euro Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
NZD - New Zealand Dollar
(a)	Country shown is geographic area of peril risk.
(b)
Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at October 31, 2025 was $3,782,386,618, which represented 95.4% of net assets.

(c)	Security is restricted as to resale.
(d)
Foreign issued security. Total foreign securities by country of domicile are $3,782,386,618. Foreign concentration as a percentage of net assets are as follows:: Bermuda: 84.9%, Cayman Islands: 3.4%, Supranational: 2.0%, Singapore: 2.0%, Ireland: 1.6%, Great Britain: 1.4%, and

Hong Kong: 0.1%.
(e)	Value determined using significant unobservable inputs.
(f)	Step coupon bond. The rate disclosed is as of October 31, 2025.
(g)	All or a portion of the security is pledged as collateral for the Fund’s reverse repurchase agreements.

The accompanying notes are an integral part of these Financial Statements.	(Continued)

14	Stone Ridge Funds | Annual Report | October 31, 2025

Schedule of Investments	as of October 31, 2025

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

(h)	Rounds to zero.
(i)
Security is fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $531,054,574, which represents 13.4% of net assets.

(j)	Non-income producing security.
(k)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these Financial Statements.

Stone Ridge Funds | Annual Report | October 31, 2025	15

Schedule of Investments	as of October 31, 2025

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Reverse Repurchase Agreements

DESCRIPTION	PRINCIPAL VALUE	AMORTIZED COST
REVERSE REPURCHASE AGREEMENTS SOLD
Repurchase Agreement with JP Morgan Chase Securities, Inc., dated 10/22/2025, 5.56%, collateralized by $14,020,250 in Event Linked Bonds, due 11/21/2025	$5,000,000	$5,000,000
TOTAL REVERSE REPURCHASE AGREEMENTS SOLD	$5,000,000	$5,000,000

The accompanying Notes are an integral part of the Schedule of Investments.

16	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	ACQUISTION DATE	PAR	COST	VALUE
ASSET-BACKED SECURITIES - 19.6%
United States - 19.6%
Achieve ABS Trust 2024-2PL (a)(b)(c)	8/28/2024	$12,200	$1,040,243	$2,724,846
Achieve ABS Trust 2025-1PL (a)(b)(c)	3/12/2025	28,058	2,998,441	6,231,949
Achieve Personal Loan Master Pass-Through Trust Series 2025-2 (a)(b)(c)	1/24/2025	28,969,977	29,225,887	19,151,000
Affirm Asset Securitization Trust 2024-X1 (a)(b)(c)	5/2/2024	45,355	496,649	385,058
Affirm Asset Securitization Trust 2025-X1 (a)(b)(c)	5/2/2025	10,300	535,143	454,063
AMSR 2022-SFR3 Trust (a)(b)(d)	8/11/2022	2,000,000	1,783,081	1,922,451
AMSR 2023-SFR1 Trust (a)(b)(d)	2/22/2023	2,000,000	1,671,614	1,865,690
AMSR 2023-SFR2 F1 Trust (a)(b)(d)	7/17/2023	5,000,000	4,028,525	4,289,186
AMSR 2023-SFR2 F2 Trust (a)(b)(d)	7/17/2023	2,000,000	1,546,500	1,661,430
AMSR 2023-SRF2G G1 Trust (a)(b)(d)	11/5/2024	7,000,000	6,404,442	6,140,674
AMSR 2024-SFR2 Trust (a)(b)(d)	10/29/2024	5,000,000	4,361,407	4,518,318
AMSR 2025-SFR1 F2 Trust (a)(b)(d)	5/15/2025	2,000,000	1,605,160	1,624,517
AMSR 2025-SFR1 F3 Trust (a)(b)(d)	5/15/2025	3,000,000	2,262,998	2,293,964
Best Egg Asset Structured Pass Through Master Trust 2024-B (a)(b)(c)	12/6/2024	14,920	2,314,823	3,545,768
Best Egg Asset Structured Pass Through Master Trust 2025-1HS (a)(b)(c)	9/11/2025	29,645	5,242,566	5,766,978
Best Egg Asset Structured Pass Through Master Trust 2025-A (a)(b)(c)	1/16/2025	12,564	2,000,051	1,617,524
Best Egg Asset Structured Pass Through Master Trust 2025-B (a)(b)(c)	2/18/2025	12,628	1,536,415	2,186,624
Best Egg Asset Structured Pass Through Master Trust 2025-C (a)(b)(c)	3/14/2025	12,392	974,584	1,329,700
Best Egg Asset Structured Pass Through Master Trust 2025-E (a)(b)(c)	6/12/2025	17,568	3,600,378	5,078,568
Best Egg Asset Structured Pass Through Master Trust 2025-F (a)(b)(c)	8/14/2025	13,139	2,616,656	3,203,738
Best Egg Asset Structured Pass Through Master Trust 2025-G (a)(b)(c)	9/17/2025	8,317	1,534,274	1,571,444
Firstkey Homes 2021-SFR1 Trust (a)(b)(d)	12/15/2022	2,000,000	1,787,738	1,955,797
Home Partners of America 2021-2 Trust (a)(b)(d)	1/12/2023	2,398,739	2,364,555	2,297,600
LendingClub Structured Loan Certificate Issuer Trust Series 2025-P10 (a)(b)(c)	7/21/2025	132,800	2,865,287	2,732,948
LendingClub Structured Loan Certificate Issuer Trust Series 2025-P12 (a)(b)(c)	8/22/2025	182,700	3,341,252	3,276,281
LendingClub Structured Loan Certificate Issuer Trust Series 2025-P13 (a)(b)(c)	9/9/2025	218,765	3,942,453	3,919,073
LendingClub Structured Loan Certificate Issuer Trust Series 2025-P15 (a)(b)(c)	10/21/2025	341,653	6,199,944	6,222,748
LendingClub Structured Loan Certificate Issuer Trust Series 2025-P8 (a)(b)(c)	5/27/2025	166,600	5,908,767	5,254,126
LendingClub Structured Loan Certificate Issuer Trust Series 2025-P9 (a)(b)(c)	6/23/2025	202,500	5,729,213	5,108,909
Lendingpoint 2022-C Asset Securitization Trust (a)(b)(c)	9/23/2022	3,000,000	2,977,794	829,941
Marlette Funding Trust 2022-2 (a)(b)(c)	6/28/2022	861,334	848,369	859,555
Marlette Funding Trust 2023-3 (a)(b)(c)	7/18/2023	3,840	171,506	487,126
Marlette Funding Trust 2025-03A (a)(b)(c)	3/11/2025	35,325,628	35,209,054	34,801,092
PAR 2025-1 Issuer Trust (a)(b)(c)	9/2/2025	8,395,880	8,250,000	8,330,081
Progress Re 2021-SFR10 Trust (a)(b)(d)	11/19/2021	4,177,760	4,177,654	3,752,517
Progress Re 2022-SFR3 Trust (a)(b)(d)	4/5/2022	3,000,000	2,917,628	2,932,942
Progress Re 2023-SFR2 Trust (a)(b)(d)	9/19/2023	2,000,000	1,816,619	1,889,321
Progress Re 2024-SFR4 Trust (a)(b)(d)	6/21/2024	3,000,000	2,403,120	2,511,625
Progress Re 2025-SFR1 E1 Trust (a)(b)(d)	1/10/2025	2,000,000	1,785,510	1,792,686
Progress Re 2025-SFR1 E2 Trust (a)(b)(d)	1/10/2025	4,000,000	3,506,040	3,521,436
Prosper Marketplace Issuance Trust Series 2023-1 (a)(b)(c)	9/19/2023	3,600,000	3,599,464	3,675,061
Upgrade Master Pass-Thru Trust Series 2023-PT1 (a)(b)(c)	7/31/2023	11,062,133	10,892,014	10,015,040
Upgrade Master Pass-Thru Trust Series 2025-PT1 (a)(b)(c)	7/1/2025	45,938,186	45,182,650	44,354,778
Upgrade Master Pass-Thru Trust Series 2025-ST4 (a)(b)(c)	6/27/2025	4,539,000	4,281,479	3,565,201
Upgrade Master Pass-Thru Trust Series 2025-ST7 (a)(b)(c)	10/16/2025	8,800,000	8,274,595	8,309,474
Upstart Asset Trust I Series 2023-1-GS (a)(b)(c)	12/5/2023	15,313,273	14,885,476	14,581,287
Upstart Asset Trust I Series 2025-1-GS (a)(b)(c)	6/26/2025	46,666,969	47,097,469	45,639,894
Upstart Asset Trust I Series 2025-2-GS (a)(b)(c)	8/22/2025	58,064,281	58,680,794	58,610,389
Upstart Pass-Through 2021-ST3 (a)(b)(c)	4/8/2021	2,850,000	475,822	144,898
Upstart Pass-Through 2021-ST4 (a)(b)(c)	5/13/2021	3,060,000	699,946	284,645

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	17

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	ACQUISTION DATE	PAR	COST	VALUE
United States - 19.6% (continued)
Upstart Pass-Through 2021-ST5 (a)(b)(c)	6/3/2021	$1,000,000	$384,257	$96,569
Upstart Securitization Trust 2022-1 (a)(b)(c)	4/1/2022	4,200,000	4,159,885	2,447,839
Upstart Securitization Trust 2022-2 (a)(b)(c)	5/26/2022	1,857,636	1,847,913	1,553,734
Upstart Securitization Trust 2022-3 (a)(b)(c)	6/29/2022	3,267,800	3,204,136	3,168,573
Upstart Securitization Trust 2022-4 (a)(b)(c)	8/16/2022	994,064	993,816	979,164
Upstart Securitization Trust 2023-2 (a)(b)(c)	6/29/2023	2,500,000	2,499,800	2,671,056
Upstart Securitization Trust 2024-1 (a)(b)(c)	10/30/2024	5,000,000	4,999,974	5,028,840
Upstart Securitization Trust 2025-1 (a)(b)(c)	4/23/2025	3,500,000	3,449,873	3,650,432
TOTAL ASSET-BACKED SECURITIES (Cost $389,591,703)				378,816,168

	PAR	VALUE
EVENT LINKED BONDS - 28.8% (e)
Canada - 0.1%
Multiperil - 0.1%
MMIFS Re 2025-1 Class A, 5.29% (CORRA + 2.90%), 01/10/2028 (Acquired 1/8/2025 - 2/7/2025, Cost $1,697,434) (f)(g)(h)	CAD 2,438,000	1,740,957
Chile - 0.3%
Earthquake - 0.3%
IBRD CAR 131, 9.02% (SOFR + 4.79%), 03/31/2026 (Acquired 4/21/2023 - 2/7/2025, Cost $5,005,624) (f)(g)(h)	$4,992,000	5,023,200
Maschpark Re 2024-1 Class A, 7.35% (Treasury Money Market Fund + 3.50%), 01/10/2028 (Acquired 11/26/2024, Cost $338,000) (f)(g)(h)	338,000	347,971
		5,371,171
Europe - 0.6%
Earthquake - 0.1%
Azzurro Re II DAC 2024-1 Class A, 8.39% (3 Month EURIBOR + 6.39%), 04/20/2028 (Acquired 3/21/2024, Cost $1,021,594) (f)(g)(h)	EUR 941,000	1,094,509
Lion Re DAC 2025-1 Class B, 8.04% (3 Month EURIBOR + 6.00%), 06/15/2029 (Acquired 5/22/2025, Cost $1,160,561) (f)(g)(h)	1,029,000	1,190,104
		2,284,613
Multiperil - 0.2%
Hexagon IV Re 2025-1 Class A, 4.51% (3 Month EURIBOR + 2.50%), 01/22/2030 (Acquired 10/29/2025, Cost $1,865,191) (f)(g)(h)	1,608,000	1,853,453
King Max Re DAC, 7.43% (3 Month EURIBOR + 5.00%), 01/06/2027 (Acquired 12/8/2023, Cost $1,151,751) (f)(g)(h)	1,070,000	1,241,470
Taranis Re DAC 2023-1 Class A, 11.00% (3 Month EURIBOR + 8.99%), 01/21/2028 (Acquired 11/29/2023, Cost $393,947) (f)(g)(h)	359,000	422,406
		3,517,329
Windstorm - 0.3%
Blue Sky Re DAC 2023-1, 8.23% (3 Month EURIBOR + 6.16%), 01/26/2027 (Acquired 12/11/2023, Cost $530,690) (f)(g)(h)	493,000	583,341
Eiffel Re 2023-1 Class A, 5.58% (3 Month EURIBOR + 3.58%), 01/19/2027 (Acquired 6/22/2023 - 2/7/2025, Cost $2,079,095) (f)(g)(h)	1,917,000	2,229,396
Hexagon IV Re 2023-1 Class A, 10.43% (3 Month EURIBOR + 8.43%), 01/21/2028 (Acquired 11/7/2023, Cost $1,116,613) (f)(g)(h)	1,044,000	1,235,912
Orange Capital Re 2023-1 Class A, 9.84% (3 Month EURIBOR + 7.81%), 01/08/2027 (Acquired 11/17/2023, Cost $319,618) (f)(g)(h)(i)	293,000	338,941
Quercus Re DAC, 10.05% (3 Month EURIBOR + 8.00%), 07/08/2027 (Acquired 7/15/2024, Cost $343,302) (f)(g)(h)	315,000	363,591
		4,751,181
		10,553,123

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

18	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
France - 0.0% (j)
Terrorism - 0.0% (j)
Athena I Re DAC, 7.26% (3 Month EURIBOR + 5.25%), 01/21/2028 (Acquired 11/21/2024, Cost $322,770) (f)(g)(h)	EUR 308,000	$356,949
Global - 1.7%
Cyber - 0.5%
East Lane Re VII 2024-1 Class A, 12.77% (Treasury Money Market Fund + 8.89%), 03/31/2026 (Acquired 12/20/2023, Cost $900,000) (f)(g)(h)	$900,000	910,260
Long Walk Re 2024-1 Class A, 14.10% (Treasury Money Market Fund + 10.24%), 01/30/2026 (Acquired 11/13/2023, Cost $482,000) (f)(g)(h)	482,000	486,603
Matterhorn Re SR2023-1 Class CYB-A, 15.86% (Treasury Money Market Fund + 12.00%), 01/08/2026 (Acquired 12/22/2023 - 2/7/2025, Cost $2,698,619) (f)(g)(h)	2,698,000	2,712,839
PoleStar Re 2024-1 Class A, 16.80% (3 Month U.S. Treasury Bill Rate + 13.00%), 01/07/2026 (Acquired 12/13/2023 - 2/7/2025, Cost $1,777,504) (f)(g)(h)	1,776,000	1,788,254
PoleStar Re 2024-3 Class A, 14.30% (3 Month U.S. Treasury Bill Rate + 10.50%), 01/07/2028 (Acquired 9/19/2024 - 2/7/2025, Cost $3,350,937) (f)(g)(h)	3,332,000	3,434,626
		9,332,582
Earthquake - 0.1%
3264 Re 2025-1 Class B, 6.85% (Treasury Money Market Fund + 3.00%), 02/07/2028 (Acquired 1/24/2025, Cost $1,029,000) (f)(g)(h)	1,029,000	1,036,563
Ashera Re 2024-1 Class A, 9.07% (Treasury Money Market Fund + 5.19%), 04/07/2027 (Acquired 3/21/2024, Cost $758,000) (f)(g)(h)	758,000	781,081
Liongate Re DAC, 7.81% (SOFR + 3.57%), 04/25/2028 (Acquired 5/14/2025, Cost $468,000) (f)(g)(h)	468,000	469,428
		2,287,072
Multiperil - 1.0%
3264 Re 2025-1 Class A, 25.10% (Treasury Money Market Fund + 21.25%), 02/07/2028 (Acquired 1/24/2025, Cost $1,029,000) (f)(g)(h)	1,029,000	1,083,331
Aragonite Re 2024-1 Class A, 9.33% (Treasury Money Market Fund + 5.45%), 04/07/2027 (Acquired 3/25/2024, Cost $931,000) (f)(g)(h)	931,000	962,700
Atlas Capital DAC 2024-1 Class A, 16.48% (SOFR + 12.22%), 06/08/2027 (Acquired 1/16/2025, Cost $291,498) (f)(g)(h)	267,000	296,891
Claveau Re 2021-1 Class A, 17.25% (3 Month U.S. Treasury Bill Rate + 0.10%), 07/08/2028 (Acquired 4/21/2023 - 7/7/2023, Cost $502,968) (f)(g)(h)(k)	503,508	0
Herbie Re 2021-1 Class A, 22.10% (3 Month U.S. Treasury Bill Rate + 18.30%), 06/06/2028 (Acquired 4/21/2023, Cost $70,483) (f)(g)(h)(k)	70,492	705
Herbie Re 2025-1 Class A, 34.80% (3 Month U.S. Treasury Bill Rate + 31.00%), 06/07/2027 (Acquired 5/27/2025, Cost $660,000) (f)(g)(h)	660,000	744,579
Kendall Re 2024-1 Class A, 10.13% (Treasury Money Market Fund + 6.25%), 04/30/2027 (Acquired 4/22/2024 - 3/17/2025, Cost $2,783,273) (f)(g)(h)	2,738,000	2,879,144
Kilimanjaro II Re 2025-1 Class C-1, 7.80% (3 Month U.S. Treasury Bill Rate + 4.00%), 07/09/2029 (Acquired 6/23/2025, Cost $316,000) (f)(g)(h)	316,000	323,363
Kilimanjaro II Re 2025-2 Class C-2, 7.80% (3 Month U.S. Treasury Bill Rate + 4.00%), 07/08/2030 (Acquired 6/23/2025, Cost $316,000) (f)(g)(h)	316,000	324,390
Kilimanjaro III Re 2021-2 Class A-2, 15.11% (Treasury Money Market Fund + 11.25%), 04/20/2026 (Acquired 4/21/2023, Cost $742,597) (f)(g)(h)	782,000	817,190
Kilimanjaro III Re 2021-2 Class B-2, 8.72% (Treasury Money Market Fund + 4.86%), 04/20/2026 (Acquired 4/21/2023, Cost $339,568) (f)(g)(h)	348,000	351,480
Kilimanjaro III Re 2021-2 Class C-2, 8.42% (Treasury Money Market Fund + 4.56%), 04/20/2026 (Acquired 4/21/2023, Cost $311,594) (f)(g)(h)	319,000	321,871
Matterhorn Re 2025-1 Class A, 10.86% (Treasury Money Market Fund + 7.00%), 02/04/2028 (Acquired 1/24/2025, Cost $592,000) (f)(g)(h)	592,000	599,104
Matterhorn Re 2025-1 Class B, 16.11% (Treasury Money Market Fund + 12.25%), 02/04/2028 (Acquired 1/24/2025, Cost $904,000) (f)(g)(h)	904,000	933,380
Matterhorn Re SR2020-2 Class A, 5.36% (Treasury Money Market Fund + 1.50%), 01/08/2027 (Acquired 4/21/2023, Cost $523,037) (f)(g)(h)(k)	523,037	418,430

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	19

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Multiperil - 1.0% (continued)
Matterhorn Re SR2021-1 Class A, 10.00% (SOFR + 5.75%), 12/08/2025 (Acquired 4/21/2023 - 2/7/2025, Cost $2,209,265) (f)(g)(h)	$2,219,000	$2,222,994
Montoya Re 2022-2 Class A, 17.25% (Treasury Money Market Fund + 13.40%), 04/07/2026 (Acquired 12/5/2024, Cost $583,546) (f)(g)(h)	571,000	597,494
Montoya Re 2025-1 Class A, 9.55% (3 Month U.S. Treasury Bill Rate + 5.75%), 04/07/2028 (Acquired 1/23/2025, Cost $265,000) (f)(g)(h)	265,000	269,399
Northshore Re II 2025-1 Class A, 8.80% (3 Month U.S. Treasury Bill Rate + 5.00%), 04/07/2028 (Acquired 3/14/2025, Cost $1,893,000) (f)(g)(h)	1,893,000	1,924,613
Ocelot Re 2025-1 Class A, 8.30% (3 Month U.S. Treasury Bill Rate + 4.50%), 02/26/2029 (Acquired 2/14/2025, Cost $2,977,000) (f)(g)(h)	2,977,000	3,021,953
Ocelot Re 2025-1 Class B, 10.05% (3 Month U.S. Treasury Bill Rate + 6.25%), 02/26/2029 (Acquired 2/14/2025, Cost $438,000) (f)(g)(h)	438,000	456,768
Titania Re 2025-1 Class B, 20.13% (Treasury Money Market Fund + 16.25%), 07/09/2029 (Acquired 6/25/2025, Cost $393,000) (f)(g)(h)	393,000	420,137
Wrigley Re 2023-1 Class A, 10.08% (Treasury Money Market Fund + 6.23%), 08/07/2026 (Acquired 7/14/2023, Cost $640,000) (f)(g)(h)	640,000	658,400
		19,628,316
Windstorm - 0.1%
Queen Street 2023 Re DAC, 11.30% (3 Month U.S. Treasury Bill Rate + 7.50%), 12/08/2025 (Acquired 5/12/2023 - 2/7/2025, Cost $2,250,881) (f)(g)(h)	2,251,000	2,261,354
		33,509,324
Great Britain - 0.2%
Flood - 0.1%
Vision 2039 2025-1 Class A, 9.55% (3 Month U.S. Treasury Bill Rate + 5.75%), 04/06/2028 (Acquired 3/10/2025, Cost $2,730,340) (f)(g)(h)	GBP 2,120,000	2,760,392
Terrorism - 0.1%
Baltic PCC 2025-1 Class A, 9.70% (3 Month U.S. Treasury Bill Rate + 5.90%), 04/06/2028 (Acquired 3/24/2025, Cost $1,563,449) (f)(g)(h)	1,210,000	1,589,575
		4,349,967
Jamaica - 0.0% (j)
Windstorm - 0.0% (j)
IBRD CAR 136, 11.42% (SOFR + 7.19%), 12/29/2027 (Acquired 4/25/2024 - 2/7/2025, Cost $4,107,893) (f)(g)(h)(k)	$4,103,000	10,463
Japan - 0.6%
Earthquake - 0.4%
Kizuna Re III 2024-1 Class A, 6.55% (3 Month U.S. Treasury Bill Rate + 2.75%), 04/09/2029 (Acquired 3/13/2024, Cost $403,000) (f)(g)(h)	403,000	409,670
Nakama Re 2023-1 Class 2, 7.80% (3 Month Term SOFR + 4.00%), 05/09/2028 (Acquired 4/14/2023, Cost $667,000) (f)(g)(h)	667,000	695,014
Nakama Re 2025-1 Class 1, 5.90% (3 Month U.S. Treasury Bill Rate + 2.10%), 04/23/2030 (Acquired 4/11/2025, Cost $582,000) (f)(g)(h)	582,000	587,442
Nakama Re Pte. 2021-1 Class 1, 5.90% (Treasury Money Market Fund + 2.05%), 10/13/2026 (Acquired 4/21/2023 - 2/7/2025, Cost $4,842,671) (f)(g)(h)	4,855,000	4,855,728
Nakama Re Pte. 2021-1 Class 2, 6.60% (Treasury Money Market Fund + 2.75%), 10/13/2026 (Acquired 4/21/2023 - 2/7/2025, Cost $1,991,010) (f)(g)(h)	2,013,000	2,023,870
		8,571,724
Multiperil - 0.2%
Black Kite Re 2025-1 Class A, 11.89% (Treasury Money Market Fund + 8.00%), 05/08/2028 (Acquired 4/24/2025, Cost $516,000) (f)(g)(h)	516,000	521,521
Tomoni Re Pte 2022-1 Class A-1, 6.01% (Treasury Money Market Fund + 2.13%), 04/07/2026 (Acquired 7/25/2024, Cost $322,086) (f)(g)(h)	322,000	322,435
Tomoni Re Pte 2024-1 Class A, 7.13% (Treasury Money Market Fund + 3.25%), 04/05/2028 (Acquired 3/25/2024, Cost $1,009,000) (f)(g)(h)	1,009,000	1,022,521

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

20	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Multiperil - 0.2% (continued)
Tomoni Re Pte 2024-1 Class B, 7.88% (Treasury Money Market Fund + 4.00%), 04/05/2028 (Acquired 3/25/2024 - 2/7/2025, Cost $1,675,674) (f)(g)(h)	$1,668,000	$1,708,949
		3,575,426
		12,147,150
Mexico - 0.5%
Earthquake - 0.3%
IBRD CAR 132 Class A, 8.45% (SOFR + 4.22%), 04/24/2028 (Acquired 4/3/2024 - 2/7/2025, Cost $3,686,755) (f)(g)(h)	3,677,000	3,758,813
IBRD CAR 133 Class B, 15.45% (SOFR + 11.22%), 04/24/2028 (Acquired 4/3/2024, Cost $983,000) (f)(g)(h)	983,000	993,813
		4,752,626
Windstorm - 0.2%
IBRD CAR 134 Class C, 17.94% (SOFR + 13.72%), 04/24/2028 (Acquired 4/3/2024 - 2/7/2025, Cost $2,794,382) (f)(g)(h)	2,775,000	3,009,071
IBRD CAR 135 Class D, 16.44% (SOFR + 12.22%), 04/24/2028 (Acquired 5/1/2024, Cost $901,000) (f)(g)(h)	901,000	958,079
		3,967,150
		8,719,776
New Zealand - 0.1%
Multiperil - 0.1%
Totara Re Pte. 2023-1, 13.39%, 06/08/2027 (Acquired 5/24/2023 - 2/7/2025, Cost $2,001,786) (f)(g)(h)	NZD 3,304,000	1,938,830
United States - 24.7%
Earthquake - 3.8%
Acorn Re 2023-1 Class A, 8.18% (Treasury Money Market Fund + 4.35%), 11/06/2026 (Acquired 6/22/2023 - 2/7/2025, Cost $2,041,185) (f)(g)(h)	$2,038,000	2,085,180
Acorn Re 2024-1 Class A, 6.93% (Treasury Money Market Fund + 3.10%), 11/05/2027 (Acquired 10/25/2024 - 2/7/2025, Cost $2,141,109) (f)(g)(h)	2,141,000	2,186,175
Acorn Re 2024-1 Class B, 6.93% (Treasury Money Market Fund + 3.10%), 11/07/2025 (Acquired 10/25/2024 - 3/12/2025, Cost $3,950,092) (f)(g)(h)	3,950,000	3,948,025
Herbie Re 2022-1 Class A, 17.30% (3 Month U.S. Treasury Bill Rate + 13.50%), 01/08/2027 (Acquired 4/21/2023, Cost $305,007) (f)(g)(h)	302,000	318,051
Sutter Re 2023-1 Class B, 10.60% (Treasury Money Market Fund + 6.75%), 06/19/2026 (Acquired 6/6/2023 - 2/7/2025, Cost $3,640,633) (f)(g)(h)	3,626,000	3,707,585
Sutter Re 2023-1 Class E, 13.60% (Treasury Money Market Fund + 9.75%), 06/19/2026 (Acquired 6/6/2023 - 2/7/2025, Cost $3,771,228) (f)(g)(h)	3,752,000	3,845,800
Torrey Pines Re 2023-1 Class A, 9.19% (Treasury Money Market Fund + 5.31%), 06/05/2026 (Acquired 5/18/2023 - 2/7/2025, Cost $1,228,634) (f)(g)(h)	1,225,000	1,240,251
Torrey Pines Re 2024-1 Class A, 9.92% (Treasury Money Market Fund + 6.04%), 06/07/2027 (Acquired 5/17/2024 - 2/7/2025, Cost $3,631,598) (f)(g)(h)	3,604,000	3,753,746
Torrey Pines Re 2024-1 Class B, 10.99% (Treasury Money Market Fund + 7.11%), 06/07/2027 (Acquired 5/17/2024 - 2/7/2025, Cost $2,457,581) (f)(g)(h)	2,446,000	2,525,740
Torrey Pines Re 2024-1 Class C, 13.24% (Treasury Money Market Fund + 9.38%), 06/05/2026 (Acquired 5/17/2024, Cost $861,000) (f)(g)(h)	861,000	873,140
Torrey Pines Re 2025-1 Class A, 7.61% (Treasury Money Market Fund + 3.75%), 06/07/2028 (Acquired 4/25/2025, Cost $564,280) (f)(g)(h)	2,299,000	2,353,601
Torrey Pines Re 2025-1 Class B, 8.36% (Treasury Money Market Fund + 4.50%), 06/07/2028 (Acquired 4/25/2025, Cost $673,348) (f)(g)(h)	2,559,000	2,633,979
Torrey Pines Re 2025-1 Class C, 10.36% (Treasury Money Market Fund + 6.50%), 06/07/2028 (Acquired 4/25/2025, Cost $2,299,000) (f)(g)(h)	2,299,000	2,342,336
Ursa Re 2023-1 Class AA, 9.38% (Treasury Money Market Fund + 5.50%), 12/06/2025 (Acquired 4/12/2023 - 4/21/2023, Cost $1,144,938) (f)(g)(h)	1,145,000	1,147,233
Ursa Re 2023-1 Class C, 12.13% (Treasury Money Market Fund + 8.25%), 12/06/2025 (Acquired 4/12/2023 - 4/21/2023, Cost $615,967) (f)(g)(h)	616,000	618,310

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	21

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Earthquake - 3.8% (continued)
Ursa Re 2023-2 Class E, 13.13% (Treasury Money Market Fund + 9.25%), 12/07/2026 (Acquired 10/10/2023 - 2/7/2025, Cost $3,872,123) (f)(g)(h)	$3,866,000	$4,023,346
Ursa Re 2023-3 Class AA, 9.36% (Treasury Money Market Fund + 5.50%), 12/07/2026 (Acquired 12/1/2023 - 2/7/2025, Cost $4,279,551) (f)(g)(h)	4,257,000	4,366,192
Ursa Re 2023-3 Class D, 12.61% (Treasury Money Market Fund + 8.75%), 12/07/2026 (Acquired 12/1/2023 - 2/7/2025, Cost $4,722,887) (f)(g)(h)	4,715,000	4,895,820
Ursa Re 2025-1 Class F, 11.38% (Treasury Money Market Fund + 7.50%), 02/22/2028 (Acquired 2/10/2025, Cost $4,974,000) (f)(g)(h)	4,974,000	5,031,450
Ursa Re II 2022-2 Class C, 14.13% (Treasury Money Market Fund + 10.25%), 12/06/2025 (Acquired 9/5/2023, Cost $361,854) (f)(g)(h)	361,000	362,624
Ursa Re II 2025-1 Class G, 12.86% (Treasury Money Market Fund + 9.00%), 06/07/2028 (Acquired 6/6/2025, Cost $7,753,000) (f)(g)(h)	7,753,000	7,843,322
Veraison Re 2023-1 Class A, 10.65% (Treasury Money Market Fund + 6.79%), 03/09/2026 (Acquired 4/21/2023, Cost $637,086) (f)(g)(h)	636,000	644,268
Veraison Re 2023-1 Class B, 16.49% (Treasury Money Market Fund + 12.63%), 03/09/2026 (Acquired 4/21/2023, Cost $613,014) (f)(g)(h)	611,000	625,847
Veraison Re 2024-1 Class A, 8.62% (Treasury Money Market Fund + 4.74%), 03/08/2027 (Acquired 1/30/2024 - 2/7/2025, Cost $2,794,317) (f)(g)(h)	2,762,000	2,827,736
Veraison Re 2025-1 Class A, 7.38% (Treasury Money Market Fund + 3.50%), 03/08/2028 (Acquired 1/30/2025 - 3/6/2025, Cost $5,185,948) (f)(g)(h)	5,186,000	5,203,892
Veraison Re 2025-1 Class B, 8.88% (Treasury Money Market Fund + 5.00%), 03/08/2028 (Acquired 1/30/2025 - 2/7/2025, Cost $2,227,975) (f)(g)(h)	2,228,000	2,252,508
Wrigley Re 2023-1 Class B, 10.55% (Treasury Money Market Fund + 6.70%), 08/07/2026 (Acquired 7/14/2023 - 2/7/2025, Cost $2,299,722) (f)(g)(h)	2,287,000	2,356,754
		74,012,911
Fire - 0.1%
Greengrove Re 2025-1 Class A, 11.55% (3 Month U.S. Treasury Bill Rate + 7.75%), 04/07/2028 (Acquired 3/19/2025, Cost $941,000) (f)(g)(h)	941,000	942,035
Luca Re 2025-1 Class A, 11.05% (3 Month U.S. Treasury Bill Rate + 7.25%), 07/22/2028 (Acquired 7/1/2025, Cost $431,000) (f)(g)(h)	431,000	430,397
		1,372,432
Flood - 0.7%
FloodSmart Re 2022-1 Class B, 4.35% (Treasury Money Market Fund + 0.50%), 02/26/2029 (Acquired 2/7/2025, Cost $295,553) (f)(g)(h)(k)	296,537	185,336
FloodSmart Re 2023-1 Class A, 21.00% (Treasury Money Market Fund + 17.15%), 03/11/2026 (Acquired 4/21/2023 - 2/7/2025, Cost $3,238,964) (f)(g)(h)	3,239,000	3,324,672
FloodSmart Re 2023-1 Class B, 26.20% (3 Month U.S. Treasury Bill Rate + 22.40%), 03/11/2026 (Acquired 4/21/2023, Cost $463,420) (f)(g)(h)(k)	464,000	185,600
FloodSmart Re 2024-1 Class A, 18.21% (Treasury Money Market Fund + 14.36%), 03/12/2027 (Acquired 2/29/2024 - 2/7/2025, Cost $7,585,978) (f)(g)(h)	7,531,000	8,038,589
FloodSmart Re 2024-1 Class B, 21.43% (3 Month U.S. Treasury Bill Rate + 17.63%), 03/12/2027 (Acquired 2/29/2024 - 2/7/2025, Cost $1,806,079) (f)(g)(h)	1,806,000	1,885,825
		13,620,022
Mortality/Longevity/Disease - 0.2%
Vita Capital VI 2021-1 Class B, 7.36% (SOFR + 3.12%), 01/08/2026 (Acquired 4/21/2023 - 2/7/2025, Cost $1,642,908) (f)(g)(h)(k)(n)	2,144,000	0
Vitality Re XIII 2022 Class A, 5.85% (Treasury Money Market Fund + 2.00%), 01/06/2026 (Acquired 4/21/2023, Cost $507,596) (f)(g)(h)	509,000	508,873
Vitality Re XIII 2022 Class B, 6.60% (Treasury Money Market Fund + 2.75%), 01/06/2026 (Acquired 9/27/2023 - 3/7/2024, Cost $613,882) (f)(g)(h)	615,000	615,092
Vitality Re XIV 2023 Class A, 7.35% (Treasury Money Market Fund + 3.50%), 01/05/2027 (Acquired 3/7/2024 - 3/14/2024, Cost $961,590) (f)(g)(h)	954,000	974,750
Vitality Re XV 2024 Class A, 6.35% (Treasury Money Market Fund + 2.50%), 01/07/2028 (Acquired 1/22/2024, Cost $556,000) (f)(g)(h)	556,000	559,809

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

22	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Mortality/Longevity/Disease - 0.2% (continued)
Vitality Re XV 2024 Class B, 7.35% (Treasury Money Market Fund + 3.50%), 01/07/2028 (Acquired 1/22/2024, Cost $380,000) (f)(g)(h)	$380,000	$384,522
Vitality Re XVI 2025 Class A, 5.60% (Treasury Money Market Fund + 1.75%), 01/08/2029 (Acquired 1/23/2025, Cost $748,000) (f)(g)(h)	748,000	748,037
Vitality Re XVI 2025 Class C, 7.60% (Treasury Money Market Fund + 3.75%), 01/08/2029 (Acquired 1/23/2025, Cost $365,000) (f)(g)(h)	365,000	365,438
		4,156,521
Multiperil - 8.2%
Aquila Re I 2023-1 Class B-1, 11.12% (Treasury Money Market Fund + 7.26%), 06/08/2026 (Acquired 5/10/2023, Cost $844,000) (f)(g)(h)	844,000	873,751
Aquila Re I 2023-1 Class C-1, 12.69% (Treasury Money Market Fund + 8.83%), 06/08/2026 (Acquired 5/10/2023 - 2/24/2025, Cost $2,874,313) (f)(g)(h)	2,842,000	2,966,480
Aquila Re I 2024-1 Class A-1, 9.25% (Treasury Money Market Fund + 5.39%), 06/07/2027 (Acquired 4/26/2024, Cost $730,000) (f)(g)(h)	730,000	758,470
Aquila Re I 2024-1 Class B-1, 12.21% (Treasury Money Market Fund + 8.35%), 06/07/2027 (Acquired 4/26/2024 - 2/24/2025, Cost $995,715) (f)(g)(h)	979,000	1,044,397
Baldwin Re 2023-1 Class A, 8.91% (Treasury Money Market Fund + 5.05%), 07/07/2027 (Acquired 6/21/2023, Cost $446,000) (f)(g)(h)	446,000	463,349
Baldwin Re 2025-1 Class A, 7.61% (Treasury Money Market Fund + 3.75%), 07/09/2029 (Acquired 6/16/2025, Cost $2,551,000) (f)(g)(h)	2,551,000	2,621,790
Bluebonnet Re 2025-2 Class A, 15.88% (Treasury Money Market Fund + 12.00%), 06/07/2027 (Acquired 5/8/2025, Cost $2,863,000) (f)(g)(h)	2,863,000	3,072,858
Bonanza Re 2024-1 Class A, 3.85% (Treasury Money Market Fund + 0.00%), 01/08/2026 (Acquired 12/16/2024, Cost $462,052) (f)(g)(h)	481,000	474,723
Bonanza Re 2024-1 Class B, 7.60% (Treasury Money Market Fund + 3.75%), 12/19/2027 (Acquired 12/16/2024, Cost $391,000) (f)(g)(h)	391,000	394,949
Bonanza Re 2024-1 Class C, 9.35% (Treasury Money Market Fund + 5.50%), 12/19/2027 (Acquired 12/16/2024 - 2/7/2025, Cost $1,968,572) (f)(g)(h)	1,969,000	2,024,821
Bridge Street Re 2025-1 Class A, 7.88% (Treasury Money Market Fund + 4.00%), 01/07/2028 (Acquired 12/24/2024 - 2/7/2025, Cost $2,678,800) (f)(g)(h)	2,680,000	2,729,178
Commonwealth Re 2025-1 Class A, 7.63% (Treasury Money Market Fund + 3.75%), 07/10/2028 (Acquired 5/30/2025, Cost $2,302,000) (f)(g)(h)	2,302,000	2,353,450
Finca Re 2025-1 Class A, 9.05% (3 Month U.S. Treasury Bill Rate + 5.25%), 06/07/2028 (Acquired 6/4/2025, Cost $582,000) (f)(g)(h)	582,000	602,748
Foundation Re 2023-1 Class A, 10.13% (Treasury Money Market Fund + 6.25%), 01/08/2027 (Acquired 12/19/2023 - 2/7/2025, Cost $1,939,612) (f)(g)(h)	1,934,000	1,999,079
Four Lakes Re 2023-1 Class A, 9.60% (3 Month U.S. Treasury Bill Rate + 5.80%), 01/07/2027 (Acquired 12/8/2023, Cost $433,000) (f)(g)(h)	433,000	442,851
Four Lakes Re 2024-1 Class A, 9.36% (Treasury Money Market Fund + 5.50%), 01/07/2028 (Acquired 12/11/2024 - 2/7/2025, Cost $2,119,420) (f)(g)(h)	2,121,000	2,142,210
Four Lakes Re 2024-1 Class B, 12.11% (Treasury Money Market Fund + 8.25%), 01/07/2028 (Acquired 12/11/2024, Cost $653,000) (f)(g)(h)	653,000	665,636
Fuchsia 2 2024-1 Class A, 8.99% (Treasury Money Market Fund + 5.14%), 04/06/2028 (Acquired 12/18/2024 - 2/7/2025, Cost $3,238,988) (f)(g)(h)	3,242,000	3,316,404
Fuchsia 2023-1 Class A, 14.14% (Treasury Money Market Fund + 10.29%), 04/06/2027 (Acquired 12/14/2023, Cost $1,136,000) (f)(g)(h)	1,136,000	1,190,698
Galileo Re 2023-1 Class A, 10.88% (Treasury Money Market Fund + 7.00%), 01/07/2028 (Acquired 12/4/2023 - 2/7/2025, Cost $2,320,746) (f)(g)(h)	2,304,000	2,417,242
Galileo Re 2023-1 Class B, 10.88% (Treasury Money Market Fund + 7.00%), 01/08/2026 (Acquired 12/4/2023, Cost $568,000) (f)(g)(h)	568,000	572,856
Herbie Re 2024-2 Class A, 11.05% (3 Month U.S. Treasury Bill Rate + 7.25%), 01/08/2029 (Acquired 12/17/2024, Cost $875,000) (f)(g)(h)	875,000	899,544
Herbie Re 2024-2 Class B, 14.55% (3 Month U.S. Treasury Bill Rate + 10.75%), 01/08/2029 (Acquired 12/17/2024, Cost $875,000) (f)(g)(h)	875,000	930,213
Herbie Re 2024-2 Class C, 26.80% (3 Month U.S. Treasury Bill Rate + 23.00%), 01/08/2027 (Acquired 12/17/2024, Cost $762,000) (f)(g)(h)	762,000	786,384

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	23

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Multiperil - 8.2% (continued)
High Point Re 2023-1 Class A, 9.50% (Treasury Money Market Fund + 5.64%), 01/06/2027 (Acquired 12/1/2023 - 2/7/2025, Cost $4,541,723) (f)(g)(h)(i)	$4,532,000	$4,644,167
Hypatia Ltd. 2023-1 Class A, 14.30% (3 Month U.S. Treasury Bill Rate + 10.50%), 04/08/2026 (Acquired 4/21/2023, Cost $361,801) (f)(g)(h)	362,000	372,082
Locke Tavern Re 2023-1 Class A, 8.84% (Treasury Money Market Fund + 4.96%), 04/09/2026 (Acquired 4/21/2023 - 2/7/2025, Cost $1,709,876) (f)(g)(h)	1,705,000	1,724,352
Long Point Re IV 2022-1 Class A, 8.11% (Treasury Money Market Fund + 4.25%), 06/01/2026 (Acquired 4/21/2023 - 2/7/2025, Cost $6,904,252) (f)(g)(h)	6,929,000	7,036,053
Merna Re II 2023-1 Class A, 12.26% (Treasury Money Market Fund + 8.38%), 07/07/2026 (Acquired 4/21/2023 - 2/7/2025, Cost $1,865,451) (f)(g)(h)	1,850,000	1,933,898
Merna Re II 2023-2 Class A, 14.35% (Treasury Money Market Fund + 10.47%), 07/07/2026 (Acquired 4/21/2023 - 2/7/2025, Cost $2,135,809) (f)(g)(h)	2,121,000	2,247,942
Merna Re II 2024-1 Class A, 11.35% (Treasury Money Market Fund + 7.47%), 07/07/2027 (Acquired 5/8/2024 - 2/7/2025, Cost $2,692,274) (f)(g)(h)	2,675,000	2,836,570
Merna Re II 2024-2 Class A, 12.63% (Treasury Money Market Fund + 8.75%), 07/07/2027 (Acquired 5/8/2024 - 2/7/2025, Cost $3,438,874) (f)(g)(h)	3,410,000	3,623,466
Merna Re II 2024-3 Class A, 12.37% (Treasury Money Market Fund + 8.49%), 07/07/2027 (Acquired 5/8/2024 - 2/7/2025, Cost $5,778,501) (f)(g)(h)	5,723,000	5,987,116
Merna Re II 2025-3 Class A, 10.80% (3 Month U.S. Treasury Bill Rate + 7.00%), 07/07/2028 (Acquired 5/14/2025, Cost $4,839,000) (f)(g)(h)	4,839,000	5,126,679
Merna Re II 2025-4 Class A, 11.55% (3 Month U.S. Treasury Bill Rate + 7.75%), 07/07/2028 (Acquired 5/14/2025, Cost $4,986,000) (f)(g)(h)	4,986,000	5,174,969
Mona Lisa Re 2024-1 Class A, 13.61% (Treasury Money Market Fund + 9.75%), 06/25/2027 (Acquired 1/23/2025 - 2/13/2025, Cost $1,169,156) (f)(g)(h)	1,096,000	1,197,818
Mona Lisa Re 2025-1 Class A, 11.86% (Treasury Money Market Fund + 8.00%), 01/08/2029 (Acquired 12/3/2024 - 2/7/2025, Cost $1,619,442) (f)(g)(h)	1,619,000	1,667,408
Mona Lisa Re 2025-1 Class B, 14.36% (Treasury Money Market Fund + 10.50%), 01/07/2028 (Acquired 12/3/2024 - 2/7/2025, Cost $1,695,114) (f)(g)(h)	1,693,000	1,745,652
Mountain Re 2023-1 Class A, 10.60% (Treasury Money Market Fund + 6.74%), 06/05/2026 (Acquired 5/24/2023 - 3/5/2024, Cost $895,793) (f)(g)(h)	892,000	920,455
Mystic Re IV 2023-1 Class A, 12.79% (Treasury Money Market Fund + 8.93%), 01/08/2026 (Acquired 4/21/2023 - 2/7/2025, Cost $1,982,849) (f)(g)(h)	1,976,000	1,999,317
Mystic Re IV 2025-1 Class A, 7.88% (Treasury Money Market Fund + 4.00%), 01/10/2028 (Acquired 12/17/2024, Cost $848,000) (f)(g)(h)	848,000	859,999
Mystic Re IV 2025-1 Class B, 14.13% (Treasury Money Market Fund + 10.25%), 01/10/2028 (Acquired 12/17/2024, Cost $537,000) (f)(g)(h)	537,000	558,399
Mystic Re IV 2025-1 Class C, 17.88% (Treasury Money Market Fund + 14.00%), 01/10/2028 (Acquired 12/17/2024 - 2/7/2025, Cost $1,519,084) (f)(g)(h)	1,748,000	1,529,500
Puerto Rico Parametric Re 2024-1 Class A, 12.80% (3 Month U.S. Treasury Bill Rate + 9.00%), 06/07/2027 (Acquired 6/14/2024, Cost $368,000) (f)(g)(h)	368,000	393,061
Residential Re 2021-I Class 11, 3.90% (3 Month U.S. Treasury Bill Rate + 0.10%), 06/06/2028 (Acquired 4/21/2023 - 2/7/2025, Cost $1,906,000) (f)(g)(h)(k)	1,906,000	95,395
Residential Re 2021-I Class 12, 4.30% (3 Month U.S. Treasury Bill Rate + 0.50%), 06/06/2028 (Acquired 4/21/2023 - 2/7/2025, Cost $1,458,000) (f)(g)(h)	1,458,000	765,450
Residential Re 2022-I Class 11, 16.38% (3 Month U.S. Treasury Bill Rate + 12.52%), 06/06/2026 (Acquired 4/21/2023, Cost $385,366) (f)(g)(h)(k)	406,000	20,320
Residential Re 2022-I Class 12, 11.54% (3 Month U.S. Treasury Bill Rate + 7.68%), 06/06/2026 (Acquired 4/21/2023, Cost $555,111) (f)(g)(h)	579,000	303,975
Residential Re 2022-I Class 13, 9.39% (3 Month U.S. Treasury Bill Rate + 5.59%), 06/06/2026 (Acquired 4/21/2023 - 2/7/2025, Cost $2,263,864) (f)(g)(h)	2,346,000	2,187,645
Residential Re 2022-I Class 14, 7.80% (3 Month U.S. Treasury Bill Rate + 4.00%), 06/06/2026 (Acquired 4/21/2023 - 2/7/2025, Cost $2,807,695) (f)(g)(h)	2,858,000	2,880,721
Residential Re 2023-I Class 13, 14.84% (3 Month U.S. Treasury Bill Rate + 11.04%), 06/06/2027 (Acquired 4/28/2023 - 2/7/2025, Cost $2,531,513) (f)(g)(h)(k)	2,758,000	1,447,950
Residential Re 2023-I Class 14, 10.56% (3 Month U.S. Treasury Bill Rate + 6.76%), 06/06/2027 (Acquired 4/28/2023 - 2/7/2025, Cost $4,607,811) (f)(g)(h)	4,611,000	4,719,820

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

24	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Multiperil - 8.2% (continued)
Residential Re 2023-II Class 3, 12.50% (3 Month U.S. Treasury Bill Rate + 8.70%), 12/06/2027 (Acquired 11/7/2023, Cost $1,105,000) (f)(g)(h)	$1,105,000	$1,159,366
Residential Re 2023-II Class 5, 9.77% (3 Month U.S. Treasury Bill Rate + 5.97%), 12/06/2027 (Acquired 11/7/2023 - 2/7/2025, Cost $3,249,679) (f)(g)(h)	3,232,000	3,412,507
Residential Re 2024-I Class 14, 9.78% (3 Month U.S. Treasury Bill Rate + 5.98%), 06/06/2028 (Acquired 4/25/2024, Cost $651,000) (f)(g)(h)	651,000	652,269
Residential Re 2024-II Class 2, 17.22% (3 Month U.S. Treasury Bill Rate + 13.42%), 12/06/2028 (Acquired 11/4/2024, Cost $706,000) (f)(g)(h)	706,000	761,245
Residential Re 2024-II Class 3, 10.74% (3 Month U.S. Treasury Bill Rate + 6.94%), 12/06/2028 (Acquired 11/4/2024 - 2/7/2025, Cost $2,370,876) (f)(g)(h)	2,361,000	2,454,141
Residential Re 2024-II Class 4, 9.18% (3 Month U.S. Treasury Bill Rate + 5.38%), 12/06/2028 (Acquired 11/4/2024 - 2/7/2025, Cost $1,914,946) (f)(g)(h)	1,910,000	1,986,304
Residential Re 2025-I Class 13, 16.80% (3 Month U.S. Treasury Bill Rate + 13.00%), 06/06/2029 (Acquired 5/2/2025, Cost $669,000) (f)(g)(h)	669,000	691,980
Residential Re 2025-I Class 14, 11.55% (3 Month U.S. Treasury Bill Rate + 7.75%), 06/06/2029 (Acquired 5/2/2025, Cost $1,820,000) (f)(g)(h)	1,820,000	1,880,424
Residential Re 2025-I Class 15, 9.55% (3 Month U.S. Treasury Bill Rate + 5.75%), 06/06/2029 (Acquired 5/2/2025, Cost $2,526,000) (f)(g)(h)	2,526,000	2,594,581
Residential Re 2025-II Class 2, 14.05% (3 Month U.S. Treasury Bill Rate + 10.25%), 12/06/2029 (Acquired 10/17/2025, Cost $1,038,000) (f)(g)(h)	1,038,000	1,038,000
Residential Re 2025-II Class 5, 7.05% (3 Month U.S. Treasury Bill Rate + 3.25%), 12/06/2029 (Acquired 10/17/2025, Cost $1,038,000) (f)(g)(h)	1,038,000	1,038,000
Riverfront Re 2025 Class A, 9.30% (3 Month U.S. Treasury Bill Rate + 5.50%), 01/08/2029 (Acquired 4/21/2025, Cost $1,457,000) (f)(g)(h)	1,457,000	1,535,678
Sakura Re 2022-1 Class A, 17.30% (3 Month U.S. Treasury Bill Rate + 13.50%), 01/05/2026 (Acquired 4/21/2023, Cost $684,436) (f)(g)(h)	685,000	696,645
Sanders Re II 2024-3 Class A, 7.87% (Treasury Money Market Fund + 3.99%), 04/07/2029 (Acquired 12/10/2024 - 2/7/2025, Cost $3,588,680) (f)(g)(h)(i)	3,588,000	3,647,202
Sanders Re II 2024-3 Class B, 9.24% (Treasury Money Market Fund + 5.36%), 04/07/2029 (Acquired 12/10/2024 - 2/7/2025, Cost $3,658,058) (f)(g)(h)(i)	3,661,000	3,792,613
Sanders Re II 2025-1 Class A, 7.80% (3 Month U.S. Treasury Bill Rate + 4.00%), 04/07/2028 (Acquired 3/13/2025, Cost $2,268,000) (f)(g)(h)	2,268,000	2,336,494
Sanders Re II 2025-1 Class A-2, 8.05% (3 Month U.S. Treasury Bill Rate + 4.25%), 04/08/2030 (Acquired 3/13/2025, Cost $1,988,000) (f)(g)(h)	1,988,000	2,088,891
Sanders Re II 2025-1 Class B-1, 8.38% (Treasury Money Market Fund + 4.50%), 04/07/2028 (Acquired 3/13/2025, Cost $1,305,000) (f)(g)(h)	1,305,000	1,343,367
Sanders Re II 2025-1 Class B-2, 8.55% (3 Month U.S. Treasury Bill Rate + 4.75%), 04/08/2030 (Acquired 3/13/2025, Cost $3,914,000) (f)(g)(h)	3,914,000	4,092,283
Sanders Re II 2025-2 Class A-1, 10.80% (3 Month U.S. Treasury Bill Rate + 7.00%), 06/07/2028 (Acquired 5/22/2025, Cost $772,000) (f)(g)(h)	772,000	818,204
Sanders Re III 2022-1 Class A, 7.20% (Treasury Money Market Fund + 3.34%), 04/07/2026 (Acquired 4/21/2023 - 2/7/2025, Cost $3,372,311) (f)(g)(h)	3,403,000	3,424,439
Sanders Re III 2022-1 Class B, 14.67% (Treasury Money Market Fund + 10.81%), 04/07/2026 (Acquired 4/21/2023, Cost $755,336) (f)(g)(h)	811,000	820,083
Sanders Re III 2022-3 Class A, 9.85% (Treasury Money Market Fund + 5.99%), 04/07/2027 (Acquired 4/21/2023, Cost $609,038) (f)(g)(h)	604,000	633,777
Sanders Re III 2023-1 Class A, 9.33% (Treasury Money Market Fund + 5.47%), 04/07/2027 (Acquired 4/21/2023, Cost $416,093) (f)(g)(h)	415,000	431,019
Sanders Re III 2023-1 Class B, 19.70% (Treasury Money Market Fund + 15.84%), 04/07/2027 (Acquired 4/21/2023, Cost $516,860) (f)(g)(h)	518,000	537,788
Sanders Re III 2023-2 Class A, 11.58% (Treasury Money Market Fund + 7.72%), 06/05/2026 (Acquired 5/24/2023 - 2/7/2025, Cost $3,854,974) (f)(g)(h)	3,802,000	3,950,848
Sanders Re III 2024-1 Class A, 9.42% (Treasury Money Market Fund + 5.56%), 04/07/2028 (Acquired 1/16/2024 - 2/7/2025, Cost $3,190,292) (f)(g)(h)	3,167,000	3,342,927
Solomon Re 2023-1 Class A, 9.40% (Treasury Money Market Fund + 5.52%), 06/08/2026 (Acquired 6/12/2023, Cost $402,000) (f)(g)(h)	402,000	410,743

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	25

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Multiperil - 8.2% (continued)
Stabilitas Re 2023-1 Class A, 12.36% (Treasury Money Market Fund + 8.48%), 06/05/2026 (Acquired 12/20/2024 - 2/7/2025, Cost $1,441,348) (f)(g)(h)	$1,415,000	$1,458,370
Titania Re 2024-1 Class A, 10.13% (Treasury Money Market Fund + 6.25%), 11/26/2027 (Acquired 11/14/2024, Cost $1,081,000) (f)(g)(h)	1,081,000	1,111,376
Titania Re 2024-1 Class B, 13.38% (Treasury Money Market Fund + 9.50%), 11/26/2027 (Acquired 11/14/2024, Cost $1,023,000) (f)(g)(h)	1,023,000	1,060,442
Topanga Re 2021-1 Class A, 8.63% (Treasury Money Market Fund + 4.77%), 01/08/2026 (Acquired 4/21/2023, Cost $802,730) (f)(g)(h)	811,000	799,241
Yosemite Re 2025-1 Class A, 11.13% (Treasury Money Market Fund + 7.25%), 06/07/2028 (Acquired 3/18/2025, Cost $1,112,000) (f)(g)(h)	1,112,000	1,181,278
		156,926,785
Windstorm - 11.7%
1886 Re 2025-1 Class A, 8.36% (Treasury Money Market Fund + 4.50%), 07/09/2029 (Acquired 5/15/2025, Cost $1,063,000) (f)(g)(h)	1,063,000	1,113,386
3264 Re 2024-1 Class B, 21.85% (Treasury Money Market Fund + 18.00%), 07/08/2027 (Acquired 6/24/2024, Cost $367,000) (f)(g)(h)	367,000	404,838
Alamo Re 2023-1 Class A, 12.93% (Treasury Money Market Fund + 9.08%), 06/07/2026 (Acquired 4/12/2023 - 2/7/2025, Cost $6,347,126) (f)(g)(h)	6,334,000	6,615,863
Alamo Re 2024-1 Class A, 10.39% (Treasury Money Market Fund + 6.54%), 06/07/2027 (Acquired 4/4/2024 - 3/12/2025, Cost $8,595,877) (f)(g)(h)	8,519,000	8,995,638
Alamo Re 2024-1 Class B, 12.28% (Treasury Money Market Fund + 8.43%), 06/07/2027 (Acquired 4/4/2024 - 2/7/2025, Cost $9,437,485) (f)(g)(h)	9,383,000	10,068,897
Alamo Re 2024-1 Class C, 15.73% (Treasury Money Market Fund + 11.88%), 06/07/2026 (Acquired 4/4/2024 - 2/7/2025, Cost $7,634,249) (f)(g)(h)	7,588,000	7,972,332
Armor Re II 2024-1 Class A, 14.06% (Treasury Money Market Fund + 10.20%), 05/07/2027 (Acquired 4/11/2024 - 2/7/2025, Cost $2,611,023) (f)(g)(h)	2,589,000	2,803,628
Armor Re II 2024-2 Class A, 12.36% (Treasury Money Market Fund + 8.50%), 01/07/2028 (Acquired 12/11/2024, Cost $1,051,000) (f)(g)(h)	1,051,000	1,114,586
Astro Re 2021-1 Class A, 4.36% (Treasury Money Market Fund + 0.50%), 07/08/2029 (Acquired 4/21/2023, Cost $414,788) (f)(g)(h)(k)	417,000	208,500
Bayou Re 2023-1 Class A, 16.27% (Treasury Money Market Fund + 12.39%), 05/26/2026 (Acquired 5/11/2023 - 2/7/2025, Cost $1,746,121) (f)(g)(h)	1,708,000	1,784,689
Bayou Re 2023-1 Class B, 22.92% (Treasury Money Market Fund + 19.04%), 05/26/2026 (Acquired 5/11/2023 - 2/7/2025, Cost $1,723,261) (f)(g)(h)	1,709,000	1,822,990
Bayou Re 2024-1 Class A, 12.19% (Treasury Money Market Fund + 8.33%), 04/30/2027 (Acquired 4/18/2024 - 2/7/2025, Cost $2,475,173) (f)(g)(h)	2,456,000	2,619,447
Bayou Re 2024-1 Class B, 22.36% (Treasury Money Market Fund + 18.50%), 04/30/2027 (Acquired 4/18/2024, Cost $623,000) (f)(g)(h)	623,000	697,199
Bayou Re 2025-1 Class A, 10.86% (Treasury Money Market Fund + 7.00%), 05/08/2028 (Acquired 4/21/2025, Cost $2,137,000) (f)(g)(h)	2,137,000	2,174,611
Blue Ridge Re 2023-1 Class A, 9.10% (Treasury Money Market Fund + 5.25%), 01/08/2027 (Acquired 11/14/2023 - 2/7/2025, Cost $3,491,719) (f)(g)(h)	3,484,000	3,594,443
Blue Ridge Re 2023-1 Class B, 11.84% (Treasury Money Market Fund + 7.99%), 01/08/2027 (Acquired 11/14/2023 - 2/7/2025, Cost $4,261,926) (f)(g)(h)(i)	4,241,000	4,457,715
Bluebonnet Re 2025-1 Class A, 9.60% (Treasury Money Market Fund + 5.75%), 06/07/2028 (Acquired 5/8/2025, Cost $507,000) (f)(g)(h)	507,000	534,936
Bluebonnet Re 2025-1 Class B, 12.35% (Treasury Money Market Fund + 8.50%), 06/07/2028 (Acquired 5/8/2025, Cost $1,725,000) (f)(g)(h)	1,725,000	1,836,953
Bluebonnet Re 2025-1 Class C, 15.60% (Treasury Money Market Fund + 11.75%), 06/07/2028 (Acquired 5/8/2025, Cost $1,395,000) (f)(g)(h)	1,395,000	1,505,345
Cape Lookout Re 2023-1 Class A, 11.05% (Treasury Money Market Fund + 7.20%), 04/28/2026 (Acquired 4/14/2023 - 2/7/2025, Cost $8,058,760) (f)(g)(h)	8,036,000	8,238,909
Cape Lookout Re 2024-1 Class A, 12.54% (Treasury Money Market Fund + 8.70%), 04/05/2027 (Acquired 3/12/2024 - 2/7/2025, Cost $8,397,345) (f)(g)(h)	8,342,000	8,701,123
Cape Lookout Re 2025-1 Class A, 10.75% (Treasury Money Market Fund + 6.90%), 03/13/2028 (Acquired 2/27/2025, Cost $8,297,000) (f)(g)(h)	8,297,000	8,698,575

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

26	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Windstorm - 11.7% (continued)
Charles River Re 2024-1 Class A, 11.50% (Treasury Money Market Fund + 7.63%), 05/10/2027 (Acquired 4/5/2024 - 2/7/2025, Cost $1,811,997) (f)(g)(h)	$1,805,000	$1,896,243
Chartwell Re 2025-1 Class A, 9.88% (Treasury Money Market Fund + 6.00%), 06/07/2028 (Acquired 5/2/2025, Cost $1,783,000) (f)(g)(h)	1,783,000	1,863,770
Citrus Re 2023-1 Class A, 10.45% (Treasury Money Market Fund + 6.59%), 06/07/2026 (Acquired 4/27/2023 - 2/7/2025, Cost $1,175,119) (f)(g)(h)	1,170,000	1,207,616
Citrus Re 2023-1 Class B, 12.51% (3 Month U.S. Treasury Bill Rate + 8.71%), 06/07/2026 (Acquired 4/27/2023, Cost $719,000) (f)(g)(h)	719,000	748,120
Citrus Re 2024-1 Class A, 13.05% (Treasury Money Market Fund + 9.19%), 06/07/2027 (Acquired 3/19/2024, Cost $395,000) (f)(g)(h)	395,000	418,898
Citrus Re 2024-1 Class B, 14.30% (Treasury Money Market Fund + 10.44%), 06/07/2027 (Acquired 3/19/2024, Cost $762,000) (f)(g)(h)	762,000	817,893
Citrus Re 2025-1 Class A, 11.63% (Treasury Money Market Fund + 7.75%), 06/07/2028 (Acquired 3/5/2025, Cost $1,032,000) (f)(g)(h)	1,032,000	1,065,179
Citrus Re 2025-1 Class B, 8.36% (Treasury Money Market Fund + 4.50%), 06/07/2028 (Acquired 3/5/2025, Cost $875,000) (f)(g)(h)	875,000	914,025
Commonwealth Re 2023-1 Class A, 7.79% (Treasury Money Market Fund + 3.86%), 07/08/2026 (Acquired 6/7/2023 - 2/7/2025, Cost $1,181,466) (f)(g)(h)	1,178,000	1,197,437
Everglades Re II 2024-1 Class A, 14.38% (Treasury Money Market Fund + 10.50%), 05/13/2027 (Acquired 5/15/2024 - 2/7/2025, Cost $5,781,860) (f)(g)(h)	5,738,000	6,167,202
Everglades Re II 2024-1 Class B, 15.38% (Treasury Money Market Fund + 11.50%), 05/13/2027 (Acquired 5/15/2024 - 2/7/2025, Cost $5,893,545) (f)(g)(h)	5,842,000	6,270,803
Everglades Re II 2024-1 Class C, 16.63% (Treasury Money Market Fund + 12.75%), 05/13/2027 (Acquired 5/15/2024 - 2/7/2025, Cost $4,028,590) (f)(g)(h)	4,000,000	4,309,200
Everglades Re II 2025-1 Class A, 12.55% (3 Month U.S. Treasury Bill Rate + 8.75%), 05/19/2028 (Acquired 5/5/2025, Cost $5,334,000) (f)(g)(h)	5,334,000	5,631,104
Everglades Re II 2025-1 Class B, 13.55% (3 Month U.S. Treasury Bill Rate + 9.75%), 05/19/2028 (Acquired 5/5/2025, Cost $4,890,000) (f)(g)(h)	4,890,000	5,157,483
Everglades Re II 2025-1 Class C, 15.05% (3 Month U.S. Treasury Bill Rate + 11.25%), 05/19/2028 (Acquired 5/5/2025, Cost $5,927,000) (f)(g)(h)	5,927,000	6,274,619
Everglades Re II 2025-1 Class D, 16.80% (3 Month U.S. Treasury Bill Rate + 13.00%), 05/19/2028 (Acquired 5/5/2025, Cost $3,556,000) (f)(g)(h)	3,556,000	3,785,718
First Coast Re IV 2025-1 Class B, 11.30% (3 Month U.S. Treasury Bill Rate + 7.50%), 03/10/2028 (Acquired 2/21/2025, Cost $335,000) (f)(g)(h)	335,000	349,238
Fish Pond Re 2024-1 Class A, 7.88% (Treasury Money Market Fund + 4.02%), 01/08/2027 (Acquired 12/22/2023 - 2/7/2025, Cost $1,690,702) (f)(g)(h)	1,686,000	1,722,502
Gateway Re 2023-1 Class A, 17.74% (3 Month U.S. Treasury Bill Rate + 13.94%), 02/24/2026 (Acquired 4/21/2023 - 2/7/2025, Cost $3,121,208) (f)(g)(h)	3,102,000	3,190,872
Gateway Re 2023-1 Class B, 24.86% (Treasury Money Market Fund + 21.00%), 02/24/2026 (Acquired 4/21/2023, Cost $407,129) (f)(g)(h)(i)	408,000	423,259
Gateway Re 2023-3 Class A, 14.74% (Treasury Money Market Fund + 10.88%), 07/08/2026 (Acquired 7/14/2023, Cost $752,000) (f)(g)(h)(i)	752,000	791,405
Gateway Re 2024-1 Class AA, 9.70% (3 Month U.S. Treasury Bill Rate + 5.90%), 07/08/2027 (Acquired 3/11/2024 - 2/7/2025, Cost $1,652,953) (f)(g)(h)	1,648,000	1,709,223
Gateway Re 2025-1 Class A, 14.30% (3 Month U.S. Treasury Bill Rate + 10.50%), 07/07/2028 (Acquired 2/12/2025, Cost $539,000) (f)(g)(h)	539,000	573,900
Gateway Re 2025-1 Class AA, 3.86% (Treasury Money Market Fund + 0.00%), 12/22/2025 (Acquired 2/12/2025, Cost $1,440,627) (f)(g)(h)	1,459,000	1,443,462
Gateway Re 2025-1 Class AAA, 8.05% (3 Month U.S. Treasury Bill Rate + 4.25%), 07/07/2028 (Acquired 2/12/2025, Cost $888,000) (f)(g)(h)	888,000	900,565
Gateway Re 2025-1 Class C1, 3.80% (3 Month U.S. Treasury Bill Rate + 0.00%), 12/22/2025 (Acquired 2/12/2025, Cost $999,080) (f)(g)(h)	1,014,000	1,001,274
Gateway Re 2025-1 Class C2, 13.30% (3 Month U.S. Treasury Bill Rate + 9.50%), 07/07/2027 (Acquired 2/12/2025, Cost $3,235,000) (f)(g)(h)	3,235,000	3,393,353
Gateway Re 2025-2 Class A, 10.86% (Treasury Money Market Fund + 7.00%), 07/07/2028 (Acquired 3/21/2025, Cost $1,299,000) (f)(g)(h)	1,299,000	1,349,271

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	27

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Windstorm - 11.7% (continued)
Gateway Re 2025-3 Class A, 3.80% (3 Month U.S. Treasury Bill Rate + 0.00%), 12/22/2025 (Acquired 7/2/2025, Cost $306,830) (f)(g)(h)	$313,000	$309,260
Gateway Re II 2023-1 Class A, 13.37% (3 Month U.S. Treasury Bill Rate + 9.57%), 04/27/2026 (Acquired 4/13/2023 - 4/21/2023, Cost $1,099,940) (f)(g)(h)	1,100,000	1,127,720
Genesee Street Re 2025-1 Class A, 7.05% (3 Month U.S. Treasury Bill Rate + 3.25%), 04/07/2028 (Acquired 4/28/2025, Cost $1,928,000) (f)(g)(h)	1,928,000	1,953,450
Hestia Re 2022-1 Class A, 3.90% (3 Month U.S. Treasury Bill Rate + 0.10%), 04/22/2029 (Acquired 2/7/2025, Cost $93,886) (f)(g)(h)(k)	93,886	49,290
Hestia Re 2025-1 Class A, 10.55% (3 Month U.S. Treasury Bill Rate + 6.75%), 03/13/2028 (Acquired 2/27/2025, Cost $2,451,000) (f)(g)(h)	2,451,000	2,507,618
Hestia Re 2025-1 Class B, 12.05% (3 Month U.S. Treasury Bill Rate + 8.25%), 03/13/2028 (Acquired 2/27/2025, Cost $1,131,000) (f)(g)(h)	1,131,000	1,168,945
Integrity Re 2022-1 Class A, 4.35% (Treasury Money Market Fund + 0.50%), 06/06/2030 (Acquired 4/21/2023, Cost $483,963) (f)(g)(h)(k)	483,963	181,486
Integrity Re 2024-1 Class A, 14.35% (3 Month U.S. Treasury Bill Rate + 10.55%), 06/06/2026 (Acquired 3/1/2024, Cost $764,000) (f)(g)(h)	764,000	804,989
Integrity Re 2024-1 Class B, 17.17% (Treasury Money Market Fund + 13.32%), 06/06/2026 (Acquired 3/1/2024, Cost $436,000) (f)(g)(h)	436,000	463,795
Integrity Re 2024-1 Class C, 21.08% (Treasury Money Market Fund + 17.23%), 06/06/2026 (Acquired 3/1/2024, Cost $764,000) (f)(g)(h)	764,000	824,929
Integrity Re 2024-1 Class D, 26.65% (Treasury Money Market Fund + 22.80%), 06/06/2026 (Acquired 3/1/2024 - 2/7/2025, Cost $1,544,350) (f)(g)(h)	1,554,000	1,702,802
Integrity Re III 2025-1 Class A-1, 11.80% (3 Month U.S. Treasury Bill Rate + 8.00%), 06/06/2027 (Acquired 2/21/2025, Cost $302,000) (f)(g)(h)	302,000	315,303
Integrity Re III 2025-1 Class A-2, 11.80% (3 Month U.S. Treasury Bill Rate + 8.00%), 06/06/2028 (Acquired 2/21/2025, Cost $661,000) (f)(g)(h)	661,000	690,282
Integrity Re III 2025-1 Class B-2, 13.55% (3 Month U.S. Treasury Bill Rate + 9.75%), 06/06/2028 (Acquired 2/21/2025, Cost $535,000) (f)(g)(h)	535,000	563,061
Integrity Re III 2025-1 Class C, 16.05% (3 Month U.S. Treasury Bill Rate + 12.25%), 06/06/2028 (Acquired 2/21/2025, Cost $1,637,000) (f)(g)(h)	1,637,000	1,747,825
Integrity Re III 2025-1 Class D, 29.30% (3 Month U.S. Treasury Bill Rate + 25.50%), 06/06/2027 (Acquired 2/21/2025, Cost $1,008,000) (f)(g)(h)	1,008,000	1,157,688
Lightning Re 2023-1 Class A, 14.88% (Treasury Money Market Fund + 11.00%), 03/31/2026 (Acquired 4/21/2023 - 2/7/2025, Cost $9,582,653) (f)(g)(h)	9,452,000	9,726,581
Longleaf Pine Re 2024-1 Class A, 21.81% (Treasury Money Market Fund + 17.93%), 05/25/2027 (Acquired 5/10/2024 - 2/7/2025, Cost $2,338,867) (f)(g)(h)	2,307,000	2,575,419
Lower Ferry Re 2023-1 Class A, 8.50% (Treasury Money Market Fund + 4.65%), 07/08/2026 (Acquired 6/23/2023, Cost $586,000) (f)(g)(h)	586,000	599,742
Lower Ferry Re 2023-1 Class B, 9.35% (Treasury Money Market Fund + 5.50%), 07/08/2026 (Acquired 6/23/2023 - 2/7/2025, Cost $2,397,477) (f)(g)(h)	2,392,000	2,462,205
Mayflower Re 2023-1 Class A, 8.90% (Treasury Money Market Fund + 5.05%), 07/08/2026 (Acquired 6/26/2023 - 2/7/2025, Cost $1,407,516) (f)(g)(h)	1,404,000	1,440,293
Mayflower Re 2023-1 Class B, 10.36% (Treasury Money Market Fund + 6.51%), 07/08/2026 (Acquired 6/26/2023 - 2/7/2025, Cost $4,656,825) (f)(g)(h)	4,639,000	4,802,293
Mayflower Re 2024-1 Class A, 8.78% (Treasury Money Market Fund + 4.93%), 07/08/2027 (Acquired 6/21/2024, Cost $955,000) (f)(g)(h)	955,000	985,942
Mayflower Re 2025-1 Class A, 7.30% (3 Month U.S. Treasury Bill Rate + 3.50%), 07/07/2028 (Acquired 5/22/2025, Cost $2,941,000) (f)(g)(h)	2,941,000	3,008,202
Merna Re II 2025-1 Class A, 11.55% (3 Month U.S. Treasury Bill Rate + 7.75%), 07/07/2028 (Acquired 5/14/2025, Cost $1,357,000) (f)(g)(h)	1,357,000	1,417,251
Merna Re II 2025-2 Class A, 12.55% (3 Month U.S. Treasury Bill Rate + 8.75%), 07/07/2028 (Acquired 5/14/2025, Cost $2,346,000) (f)(g)(h)	2,346,000	2,480,660
Nature Coast Re 2023-1 Class A, 13.80% (3 Month U.S. Treasury Bill Rate + 10.00%), 12/07/2026 (Acquired 11/16/2023 - 2/7/2025, Cost $2,256,921) (f)(g)(h)	2,252,000	2,339,490
Nature Coast Re 2023-1 Class B, 17.30% (3 Month U.S. Treasury Bill Rate + 13.50%), 12/07/2026 (Acquired 11/16/2023, Cost $624,000) (f)(g)(h)	624,000	656,354

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

28	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Windstorm - 11.7% (continued)
Nature Coast Re 2024-1 Class A, 19.09% (3 Month U.S. Treasury Bill Rate + 15.29%), 06/07/2028 (Acquired 6/17/2024, Cost $686,000) (f)(g)(h)	$686,000	$779,433
Nature Coast Re 2025-1 Class A, 15.35% (3 Month U.S. Treasury Bill Rate + 11.55%), 01/16/2029 (Acquired 12/27/2024 - 2/7/2025, Cost $3,044,254) (f)(g)(h)	3,047,000	3,229,820
Nature Coast Re 2025-2 Class A, 13.55% (3 Month U.S. Treasury Bill Rate + 9.75%), 04/10/2029 (Acquired 3/28/2025, Cost $845,000) (f)(g)(h)	845,000	889,320
Palm Re 2024-1 Class A, 13.50% (3 Month U.S. Treasury Bill Rate + 9.70%), 06/07/2027 (Acquired 4/4/2024 - 2/7/2025, Cost $1,843,868) (f)(g)(h)	1,828,000	1,949,653
Palm Re 2025-1 Class A, 11.55% (3 Month U.S. Treasury Bill Rate + 7.75%), 06/07/2028 (Acquired 4/1/2025, Cost $1,817,000) (f)(g)(h)	1,817,000	1,916,844
Pelican IV Re 2021-1 Class B, 4.30% (3 Month U.S. Treasury Bill Rate + 0.50%), 05/07/2027 (Acquired 4/21/2023, Cost $304,606) (f)(g)(h)(k)	315,307	1,592
Purple Re 2023-1 Class A, 17.00% (1 Month Term SOFR + 13.01%), 04/24/2026 (Acquired 4/21/2023 - 2/7/2025, Cost $1,306,408) (f)(g)(h)	1,292,000	1,359,119
Purple Re 2023-2 Class A, 14.38% (3 Month U.S. Treasury Bill Rate + 10.58%), 06/05/2026 (Acquired 6/27/2023 - 2/7/2025, Cost $1,193,110) (f)(g)(h)	1,188,000	1,245,974
Purple Re 2024-1 Class A, 13.01% (3 Month U.S. Treasury Bill Rate + 9.13%), 06/07/2027 (Acquired 4/2/2024 - 2/7/2025, Cost $4,698,471) (f)(g)(h)	4,679,000	4,990,855
Purple Re 2025-1 Class A, 11.05% (3 Month U.S. Treasury Bill Rate + 7.25%), 06/07/2028 (Acquired 5/6/2025, Cost $1,629,000) (f)(g)(h)	1,629,000	1,730,487
Purple Re 2025-1 Class B, 11.55% (3 Month U.S. Treasury Bill Rate + 7.75%), 06/07/2028 (Acquired 5/6/2025, Cost $1,777,000) (f)(g)(h)	1,777,000	1,860,519
Recoletos Re DAC 2024-1 Class A, 8.80% (3 Month U.S. Treasury Bill Rate + 5.00%), 01/07/2028 (Acquired 12/9/2024, Cost $969,000) (f)(g)(h)	969,000	997,198
Sabine Re 2024-1 Class A, 12.32% (3 Month U.S. Treasury Bill Rate + 8.52%), 04/07/2027 (Acquired 3/26/2024, Cost $726,000) (f)(g)(h)	726,000	764,042
Solis Re 2025-1 Class A, 7.38% (Treasury Money Market Fund + 3.50%), 07/07/2028 (Acquired 6/12/2025, Cost $1,240,000) (f)(g)(h)	1,240,000	1,265,606
Winston Re 2024-1 Class A, 14.07% (Treasury Money Market Fund + 10.21%), 02/26/2027 (Acquired 2/14/2024 - 2/7/2025, Cost $1,748,232) (f)(g)(h)	1,734,000	1,865,697
Winston Re 2024-1 Class B, 15.55% (Treasury Money Market Fund + 11.69%), 02/26/2027 (Acquired 2/14/2024, Cost $562,000) (f)(g)(h)	562,000	604,796
Winston Re 2025-1 Class A, 10.36% (Treasury Money Market Fund + 6.50%), 02/21/2028 (Acquired 2/6/2025, Cost $1,430,000) (f)(g)(h)	1,430,000	1,488,630
		225,540,697
		475,629,368
TOTAL EVENT LINKED BONDS (Cost $543,727,593)		554,327,078

	SHARES	VALUE
INVESTMENT COMPANIES - 5.2%
Closed-End Mutual Funds - 1.1%
Stone Ridge Art Risk Premium Fund (l)	2,120,244	22,347,374
Open-End Mutual Funds - 4.1%
Stone Ridge High Yield Reinsurance Risk Premium Fund - Class I (l)	8,560,564	78,842,795
TOTAL INVESTMENT COMPANIES (Cost $99,214,278)		101,190,169

	Par	VALUE
PARTICIPATION NOTES - 2.4% (e)
Global - 2.4%
Multiperil- 2.4%
Eden Re II 2022-1 Class A, (Acquired 4/21/2023, Cost $18,969) (f)(g)(h)(k)(m)(n)	$20,352	18,188
Eden Re II 2022-1 Class B, (Acquired 4/21/2023, Cost $17,538) (f)(g)(h)(k)(m)(n)	18,588	37,590
Eden Re II 2023-1 Class B, (Acquired 7/7/2023, Cost $20,021) (f)(g)(h)(k)(m)	19,431	241,208
Eden Re II 2024-1 Class B, (Acquired 12/20/2023, Cost $17,778) (f)(g)(h)(k)(m)	17,778	458,978

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	29

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	Par	VALUE
Multiperil- 2.4% (continued)
Eden Re II 2025-1 Class B, (Acquired 12/16/2024 - 2/7/2025, Cost $8,471,279) (f)(g)(h)(k)(m)(n)	$8,546,000	$9,309,127
Sector Re V Series 2023-Dec Class GL-R, (Acquired 12/8/2023, Cost $644) (g)(h)(k)	644	17,678
Sector Re V Series 2024-Apr Class GL-R, (Acquired 4/29/2024, Cost $36,551) (g)(h)(k)	36,551	1,434,892
Sector Re V Series 2024-Dec Class GL-R, (Acquired 12/5/2024 - 2/7/2025, Cost $27,018,653) (g)(h)(k)(n)	27,014,400	34,294,846
TOTAL PARTICIPATION NOTES (Cost $35,601,433)		45,812,507

	SHARES	VALUE
PREFERENCE SHARES - 5.4% (e)
Global - 5.4%
Multiperil - 5.4%
Longleaf (Artex Segregated Account Company), (Acquired 7/7/2023 - 7/3/2025, Cost $60,082,000) (g)(h)(k)(m)	49,585	103,672,068
TOTAL PREFERENCE SHARES (Cost $60,082,000)		103,672,068

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 0.6%
Put Options - 0.6%
S&P 500 Index, Expires 11/07/2025; Strike Price: $5,450.00	350	$239,407,000	3,500
S&P 500 Index, Expires 11/21/2025; Strike Price: $5,650.00	295	201,785,900	71,537
S&P 500 Index, Expires 12/01/2025; Strike Price: $5,400.00	450	307,809,000	126,000
S&P 500 Index, Expires 12/19/2025; Strike Price: $5,775.00	100	68,402,000	135,000
S&P 500 Index, Expires 12/19/2025; Strike Price: $5,800.00	100	68,402,000	141,000
S&P 500 Index, Expires 06/17/2027; Strike Price: $4,750.00	20	13,680,400	232,000
S&P 500 Index, Expires 06/17/2027; Strike Price: $4,800.00	31	21,204,620	373,395
S&P 500 Index, Expires 12/17/2027; Strike Price: $5,200.00	65	44,461,300	1,315,275
S&P 500 Index, Expires 12/17/2027; Strike Price: $5,250.00	80	54,721,600	1,675,200
S&P 500 Index, Expires 12/17/2027; Strike Price: $5,300.00	145	99,182,900	3,137,800
S&P 500 Index, Expires 12/17/2027; Strike Price: $5,350.00	175	119,703,500	3,914,750
S&P 500 Index, Expires 12/17/2027; Strike Price: $5,400.00	40	27,360,800	924,800
			12,050,257

	COUNTERPARTY
OTC Put Options - 0.0% (j)
AUD/JPY, Expires: 11/14/2025, Strike Price: $90.50	BNP Paribas	$180,000,000	1,348
AUD/JPY, Expires: 12/23/2025, Strike Price: $93.00	Barclays	195,000,000	152,352
			153,700
TOTAL PUT OPTIONS (Cost $14,583,801)			12,203,957
TOTAL PURCHASED OPTIONS (Cost $14,583,801)			12,203,957

	SHARES	VALUE
SHORT-TERM INVESTMENTS - 28.2%
Money Market Funds - 4.8%
First American Government Obligations Fund - Class X 4.03% (o)	45,941,278	45,941,278
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class 4.00% (o)	45,941,278	45,941,278
		91,882,556

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

30	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	Par	VALUE
U.S. Treasury Bills - 23.4%
3.88%, 03/19/2026 (p)(q)	$57,000,000	$56,199,974
3.93%, 04/16/2026 (p)(q)	33,000,000	32,443,312
4.10%, 05/14/2026 (p)(q)	63,000,000	61,785,634
4.08%, 06/11/2026 (p)(q)	21,000,000	20,537,001
4.06%, 07/09/2026 (p)(q)	42,000,000	40,967,726
3.90%, 08/06/2026 (p)(q)	90,000,000	87,521,234
3.61%, 09/03/2026 (p)(q)	35,000,000	33,946,055
3.58%, 10/01/2026 (p)(q)	102,000,000	98,636,357
3.57%, 10/29/2026 (p)(q)	20,000,000	19,290,744
		451,328,037
TOTAL SHORT-TERM INVESTMENTS (Cost $542,890,994)		543,210,593

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	31

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
WHOLE LOANS - 3.1%
Consumer Loans - 2.5%
United States - 2.5%
185222071.SRDLC, 14.19%, 2/9/2025 (a)(n)(r)(s)	Lending Club	2/11/2022	$1,175	$1,175	$123
185241731.SRDLC, 18.49%, 2/14/2027 (a)(r)	Lending Club	2/16/2022	4,699	4,699	4,745
185262514.SRDLC, 27.99%, 2/23/2025 (a)(n)(r)(s)	Lending Club	2/16/2022	1,199	1,199	126
185537602.SRDLC, 11.49%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	12,989	12,989	12,920
185539968.SRDLC, 23.99%, 11/23/2027 (a)(n)(r)	Lending Club	2/16/2022	3,813	3,813	268
185783823.SRDLC, 11.19%, 2/28/2027 (a)(n)(r)	Lending Club	2/24/2022	3,271	3,271	3,237
185805124.SRDLC, 12.49%, 3/21/2025 (a)(n)(r)(s)	Lending Club	2/17/2022	4,910	4,910	515
185818512.SRDLC, 12.74%, 2/15/2027 (a)(n)(r)	Lending Club	3/02/2022	13,738	13,738	10,183
185884862.SRDLC, 30.49%, 6/22/2025 (a)(n)(r)(s)	Lending Club	2/24/2022	1,480	1,480	155
185890987.SRDLC, 16.49%, 3/7/2025 (a)(n)(r)(s)	Lending Club	3/09/2022	3,760	3,760	394
185947404.SRDLC, 16.74%, 2/15/2027 (a)(n)(r)	Lending Club	2/17/2022	18,880	18,880	1,979
186008277.SRDLC, 17.94%, 2/23/2025 (a)(n)(r)(s)	Lending Club	2/25/2022	15,382	15,382	1,612
186016502.SRDLC, 14.19%, 4/19/2027 (a)(n)(r)	Lending Club	3/08/2022	11,025	11,025	1,155
186029660.SRDLC, 6.59%, 2/15/2027 (a)(r)	Lending Club	2/17/2022	8,687	8,687	8,548
186036790.SRDLC, 7.44%, 2/15/2027 (a)(r)	Lending Club	2/17/2022	10,636	10,636	10,567
186038736.SRDLC, 10.49%, 2/25/2025 (a)(n)(r)(s)	Lending Club	2/24/2022	2,314	2,314	243
186063949.SRDLC, 4.99%, 2/10/2025 (a)(n)(r)(s)	Lending Club	2/14/2022	1,016	1,016	106
186083977.SRDLC, 10.24%, 6/10/2027 (a)(r)	Lending Club	2/14/2022	3,123	3,123	3,085
186089886.SRDLC, 16.94%, 7/9/2027 (a)(n)(r)	Lending Club	2/11/2022	10,025	10,025	1,051
186098721.SRDLC, 12.24%, 2/11/2027 (a)(r)	Lending Club	2/15/2022	10,664	10,664	10,618
186106808.SRDLC, 23.49%, 2/10/2027 (a)(n)(r)	Lending Club	2/14/2022	3,649	3,649	382
186124468.SRDLC, 9.34%, 2/28/2027 (a)(n)(r)	Lending Club	2/24/2022	4,092	4,092	4,050
186126018.SRDLC, 19.99%, 2/24/2027 (a)(n)(r)	Lending Club	2/28/2022	3,260	3,260	3,303
186127839.SRDLC, 15.19%, 2/21/2027 (a)(r)	Lending Club	2/15/2022	2,259	2,260	2,253
186131293.SRDLC, 15.19%, 2/26/2027 (a)(n)(r)	Lending Club	2/15/2022	6,292	6,292	659
186135953.SRDLC, 19.99%, 2/24/2027 (a)(r)	Lending Club	2/15/2022	3,073	3,073	3,117
186137950.SRDLC, 4.99%, 2/28/2027 (a)(r)	Lending Club	2/16/2022	8,230	8,230	8,092
186139447.SRDLC, 20.44%, 3/25/2028 (a)(n)(r)	Lending Club	2/16/2022	22,447	22,447	21,950
186143484.SRDLC, 18.44%, 3/12/2025 (a)(n)(r)(s)	Lending Club	3/09/2022	827	827	87
186147186.SRDLC, 18.49%, 2/16/2027 (a)(r)	Lending Club	2/15/2022	2,198	2,198	2,218
186152237.SRDLC, 18.49%, 2/14/2027 (a)(r)	Lending Club	2/16/2022	5,059	5,059	5,111
186156292.SRDLC, 14.49%, 2/11/2027 (a)(r)	Lending Club	2/15/2022	5,446	5,446	5,426
186161317.SRDLC, 23.19%, 3/2/2027 (a)(r)	Lending Club	3/04/2022	8,135	8,135	8,247
186165363.SRDLC, 7.59%, 2/15/2027 (a)(r)	Lending Club	2/17/2022	3,046	3,046	3,027
186165439.SRDLC, 8.74%, 7/14/2025 (a)(n)(r)(s)	Lending Club	2/16/2022	683	683	72
186188347.SRDLC, 15.24%, 2/14/2027 (a)(n)(r)	Lending Club	2/16/2022	4,394	4,394	461
186205905.SRDLC, 8.59%, 2/15/2027 (a)(r)	Lending Club	2/17/2022	4,337	4,337	4,298
186208596.SRDLC, 4.99%, 2/16/2027 (a)(r)	Lending Club	2/16/2022	9,337	9,337	9,179
186211572.SRDLC, 14.99%, 2/28/2027 (a)(r)	Lending Club	2/16/2022	1,762	1,762	1,759
186219997.SRDLC, 6.99%, 2/14/2027 (a)(n)(r)	Lending Club	2/16/2022	12,808	12,808	1,342
186222490.SRDLC, 17.19%, 2/16/2027 (a)(r)	Lending Club	2/18/2022	14,182	14,182	14,143
186223918.SRDLC, 7.59%, 2/14/2027 (a)(r)	Lending Club	2/16/2022	5,483	5,483	5,447
186226030.SRDLC, 23.49%, 2/23/2027 (a)(r)	Lending Club	2/16/2022	3,931	3,931	4,026
186262246.SRDLC, 23.99%, 10/28/2027 (a)(n)(r)	Lending Club	2/22/2022	14,928	14,928	1,565
186271799.SRDLC, 20.49%, 2/15/2027 (a)(r)	Lending Club	2/17/2022	8,196	8,196	8,267
186291079.SRDLC, 28.99%, 2/25/2027 (a)(r)	Lending Club	3/01/2022	7,376	7,376	7,814
186295500.SRDLC, 14.69%, 2/28/2027 (a)(r)	Lending Club	2/23/2022	9,403	9,403	9,506
186296041.SRDLC, 7.59%, 2/17/2027 (a)(r)	Lending Club	2/22/2022	3,496	3,496	3,474
186314710.SRDLC, 28.99%, 2/16/2027 (a)(r)	Lending Club	2/18/2022	5,004	5,004	5,251
186329289.SRDLC, 7.09%, 2/17/2025 (a)(n)(r)(s)	Lending Club	2/22/2022	1,346	1,346	141

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

32	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
186330563.SRDLC, 9.84%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	$12,102	$12,102	$1,693
186333355.SRDLC, 12.99%, 2/22/2027 (a)(n)(r)	Lending Club	2/24/2022	4,217	4,217	442
186340276.SRDLC, 16.99%, 3/9/2027 (a)(n)(r)	Lending Club	3/11/2022	4,161	4,161	436
186342803.SRDLC, 18.44%, 2/18/2025 (a)(n)(r)(s)	Lending Club	2/23/2022	2,933	2,933	307
186345496.SRDLC, 18.19%, 2/22/2027 (a)(n)(r)	Lending Club	2/24/2022	12,602	12,602	12,567
186355122.SRDLC, 23.99%, 2/17/2027 (a)(n)(r)	Lending Club	2/22/2022	4,930	4,930	517
186356520.SRDLC, 20.49%, 3/3/2027 (a)(r)	Lending Club	3/07/2022	11,813	11,813	11,853
186365788.SRDLC, 23.99%, 2/6/2027 (a)(r)	Lending Club	2/24/2022	12,808	12,808	13,005
186365957.SRDLC, 30.99%, 3/8/2027 (a)(r)	Lending Club	3/10/2022	5,326	5,326	5,558
186366745.SRDLC, 22.49%, 2/17/2025 (a)(n)(r)(s)	Lending Club	2/22/2022	5,160	5,160	541
186367313.SRDLC, 6.59%, 2/20/2027 (a)(r)	Lending Club	2/23/2022	12,001	12,001	11,802
186368614.SRDLC, 23.99%, 2/28/2027 (a)(r)	Lending Club	2/23/2022	8,243	8,243	8,443
186376281.SRDLC, 7.09%, 2/18/2027 (a)(r)	Lending Club	2/23/2022	7,832	7,832	7,785
186381065.SRDLC, 13.99%, 2/22/2027 (a)(n)(r)	Lending Club	2/24/2022	11,736	11,736	1,230
186388985.SRDLC, 4.99%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	8,744	8,744	8,607
186390394.SRDLC, 23.99%, 2/18/2027 (a)(r)	Lending Club	2/23/2022	5,858	5,858	5,997
186404263.SRDLC, 20.99%, 3/2/2027 (a)(r)	Lending Club	3/04/2022	3,948	3,948	3,965
186406480.SRDLC, 14.19%, 2/22/2027 (a)(n)(r)	Lending Club	2/24/2022	12,697	12,698	1,331
186410723.SRDLC, 13.24%, 2/18/2025 (a)(n)(r)(s)	Lending Club	2/23/2022	3,690	3,690	387
186422693.SRDLC, 14.19%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	7,793	7,793	7,769
186430295.SRDLC, 19.94%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	4,060	4,060	4,112
186431339.SRDLC, 11.52%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	10,039	10,039	10,133
186432025.SRDLC, 30.49%, 3/16/2027 (a)(n)(r)	Lending Club	3/18/2022	2,540	2,572	2,649
186435948.SRDLC, 13.49%, 2/28/2027 (a)(n)(r)	Lending Club	2/24/2022	13,614	13,614	13,471
186443751.SRDLC, 27.99%, 7/17/2024 (a)(n)(r)(s)	Lending Club	3/21/2022	11,300	11,447	—
186444854.SRDLC, 18.49%, 2/27/2027 (a)(r)	Lending Club	2/24/2022	3,087	3,087	3,128
186445485.SRDLC, 30.99%, 3/21/2027 (a)(r)	Lending Club	3/23/2022	2,693	2,709	2,872
186445568.SRDLC, 17.49%, 2/23/2027 (a)(r)	Lending Club	2/24/2022	14,262	14,262	14,225
186448116.SRDLC, 17.99%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	4,305	4,305	4,344
186449199.SRDLC, 23.99%, 3/15/2027 (a)(r)	Lending Club	3/08/2022	8,650	8,650	8,781
186450406.SRDLC, 18.19%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	10,547	10,547	10,527
186451093.SRDLC, 5.59%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	3,826	3,826	3,766
186455794.SRDLC, 14.19%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	10,167	10,167	10,128
186457043.SRDLC, 9.49%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	1,509	1,509	1,496
186465186.SRDLC, 7.59%, 2/23/2025 (a)(n)(r)(s)	Lending Club	2/25/2022	13,336	13,336	1,398
186475599.SRDLC, 7.74%, 2/22/2025 (a)(n)(r)(s)	Lending Club	2/24/2022	10,586	10,586	1,109
186481362.SRDLC, 14.94%, 2/22/2027 (a)(n)(r)	Lending Club	2/24/2022	4,104	4,104	4,142
186484216.SRDLC, 9.63%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	11,700	11,700	1,661
186499500.SRDLC, 7.09%, 3/16/2027 (a)(n)(r)	Lending Club	3/15/2022	11,118	11,118	2,739
186500893.SRDLC, 19.99%, 3/31/2027 (a)(n)(r)	Lending Club	3/23/2022	8,475	8,520	8,789
186507209.SRDLC, 9.74%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	12,627	12,627	12,519
186512499.SRDLC, 5.00%, 2/23/2026 (a)(r)	Lending Club	2/25/2022	2,073	2,073	2,081
186517183.SRDLC, 30.99%, 3/17/2027 (a)(n)(r)	Lending Club	3/08/2022	5,607	5,680	588
186527225.SRDLC, 18.49%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	7,228	7,228	7,323
186535728.SRDLC, 9.63%, 2/23/2027 (a)(n)(r)	Lending Club	2/25/2022	9,426	9,426	9,512
186552069.SRDLC, 14.99%, 2/27/2027 (a)(r)	Lending Club	2/25/2022	13,765	13,765	13,738
186561715.SRDLC, 22.99%, 6/23/2025 (a)(n)(r)(s)	Lending Club	2/25/2022	2,012	2,012	211
186572822.SRDLC, 9.49%, 3/13/2027 (a)(n)(r)	Lending Club	3/04/2022	5,624	5,625	589
186573934.SRDLC, 17.69%, 2/23/2027 (a)(r)	Lending Club	2/25/2022	2,857	2,857	2,884
186576309.SRDLC, 17.99%, 2/25/2027 (a)(r)	Lending Club	3/01/2022	3,985	3,985	3,976
186609833.SRDLC, 16.49%, 2/24/2027 (a)(r)	Lending Club	2/28/2022	7,579	7,579	7,653
186611261.SRDLC, 23.49%, 2/24/2027 (a)(n)(r)	Lending Club	2/28/2022	4,494	4,494	471

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	33

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
186627742.SRDLC, 9.99%, 2/28/2027 (a)(r)	Lending Club	3/02/2022	$9,521	$9,521	$9,425
186636012.SRDLC, 22.99%, 3/25/2025 (a)(n)(r)(s)	Lending Club	3/01/2022	268	268	28
186638846.SRDLC, 14.99%, 2/28/2027 (a)(r)	Lending Club	3/02/2022	4,116	4,116	4,113
186647860.SRDLC, 17.94%, 3/8/2025 (a)(n)(r)(s)	Lending Club	3/01/2022	2,226	2,226	—
186663937.SRDLC, 30.49%, 6/26/2025 (a)(n)(r)(s)	Lending Club	3/01/2022	7,913	7,913	829
186669127.SRDLC, 11.52%, 3/2/2027 (a)(r)	Lending Club	3/02/2022	13,863	13,863	13,904
186675548.SRDLC, 5.00%, 3/31/2026 (a)(r)	Lending Club	3/04/2022	450	450	56
186681238.SRDLC, 30.99%, 3/20/2027 (a)(n)(r)	Lending Club	3/11/2022	5,012	5,077	525
186682233.SRDLC, 12.74%, 2/3/2028 (a)(r)	Lending Club	3/07/2022	13,023	13,023	12,705
186682717.SRDLC, 30.49%, 4/9/2027 (a)(n)(r)	Lending Club	3/11/2022	4,278	4,334	3,423
186685210.SRDLC, 10.99%, 2/20/2027 (a)(n)(r)	Lending Club	3/02/2022	4,811	4,811	4,769
186694143.SRDLC, 5.59%, 2/28/2027 (a)(r)	Lending Club	3/02/2022	3,828	3,828	3,769
186695293.SRDLC, 10.24%, 3/4/2027 (a)(r)	Lending Club	3/08/2022	3,367	3,367	3,331
186697817.SRDLC, 8.44%, 3/14/2027 (a)(r)	Lending Club	3/16/2022	3,599	3,599	3,573
186703239.SRDLC, 9.99%, 2/28/2027 (a)(r)	Lending Club	3/02/2022	12,679	12,679	12,574
186712916.SRDLC, 17.44%, 2/28/2027 (a)(r)	Lending Club	3/02/2022	5,692	5,692	5,753
186732927.SRDLC, 4.99%, 3/2/2027 (a)(n)(r)	Lending Club	3/04/2022	17,003	17,003	1,782
186752739.SRDLC, 12.69%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	3,848	3,848	3,868
186754103.SRDLC, 30.99%, 3/3/2027 (a)(n)(r)	Lending Club	3/07/2022	4,014	4,066	421
186758530.SRDLC, 20.99%, 3/8/2027 (a)(r)	Lending Club	3/10/2022	6,420	6,420	6,451
186759602.SRDLC, 30.99%, 3/4/2027 (a)(n)(r)	Lending Club	3/08/2022	12,133	12,288	1,272
186759667.SRDLC, 8.99%, 3/16/2027 (a)(n)(r)	Lending Club	3/14/2022	9,692	9,692	1,016
186761684.SRDLC, 24.49%, 3/10/2026 (a)(n)(r)	Lending Club	3/14/2022	7,743	7,844	811
186766384.SRDLC, 17.19%, 3/2/2027 (a)(r)	Lending Club	3/04/2022	2,619	2,619	2,601
186767172.SRDLC, 25.99%, 3/8/2025 (a)(n)(r)(s)	Lending Club	3/10/2022	837	848	88
186776862.SRDLC, 12.74%, 3/2/2025 (a)(n)(r)(s)	Lending Club	3/04/2022	9,296	9,296	974
186787670.SRDLC, 30.99%, 3/22/2027 (a)(n)(r)	Lending Club	3/10/2022	5,374	5,444	563
186792901.SRDLC, 14.99%, 3/3/2027 (a)(r)	Lending Club	3/07/2022	2,898	2,898	2,880
186797391.SRDLC, 30.99%, 3/4/2027 (a)(r)	Lending Club	3/08/2022	4,400	4,424	4,642
186799571.SRDLC, 5.00%, 3/15/2028 (a)(r)	Lending Club	3/04/2022	5,219	5,219	5,233
186810869.SRDLC, 24.99%, 3/15/2025 (a)(n)(r)(s)	Lending Club	3/08/2022	5,283	5,283	554
186816681.SRDLC, 12.99%, 6/3/2025 (a)(n)(r)(s)	Lending Club	3/07/2022	1,034	1,034	108
186820218.SRDLC, 13.19%, 3/27/2027 (a)(r)	Lending Club	3/07/2022	8,435	8,435	8,511
186824468.SRDLC, 9.49%, 3/14/2027 (a)(r)	Lending Club	3/16/2022	5,990	5,990	5,929
186825061.SRDLC, 9.99%, 3/15/2027 (a)(r)	Lending Club	3/07/2022	11,077	11,077	10,967
186834062.SRDLC, 5.59%, 3/3/2027 (a)(r)	Lending Club	3/07/2022	9,365	9,365	9,197
186837086.SRDLC, 14.49%, 3/10/2027 (a)(n)(r)	Lending Club	3/07/2022	6,597	6,597	691
186838683.SRDLC, 11.24%, 3/20/2025 (a)(n)(r)(s)	Lending Club	3/11/2022	3,629	3,629	380
186839002.SRDLC, 24.49%, 3/3/2027 (a)(n)(r)	Lending Club	3/07/2022	4,042	4,095	424
186841662.SRDLC, 25.99%, 3/20/2027 (a)(n)(r)	Lending Club	3/11/2022	24,111	24,425	2,527
186842521.SRDLC, 16.19%, 3/15/2025 (a)(n)(r)(s)	Lending Club	3/07/2022	1,531	1,531	160
186843869.SRDLC, 25.74%, 9/30/2025 (a)(n)(r)(s)	Lending Club	3/28/2022	1,808	1,832	190
186850090.SRDLC, 30.99%, 3/3/2027 (a)(n)(r)	Lending Club	3/07/2022	4,496	4,555	471
186855159.SRDLC, 23.99%, 3/28/2027 (a)(n)(r)	Lending Club	3/09/2022	10,434	10,434	10,675
186856510.SRDLC, 30.99%, 5/21/2025 (a)(n)(r)(s)	Lending Club	3/07/2022	1,223	1,238	128
186859612.SRDLC, 23.49%, 3/16/2027 (a)(r)	Lending Club	3/09/2022	9,460	9,460	9,643
186860250.SRDLC, 30.99%, 3/20/2027 (a)(n)(r)	Lending Club	3/09/2022	5,038	5,103	528
186862002.SRDLC, 22.49%, 3/4/2027 (a)(r)	Lending Club	3/08/2022	7,490	7,490	7,525
186863025.SRDLC, 27.49%, 2/18/2029 (a)(n)(r)	Lending Club	3/07/2022	5,120	5,187	537
186864141.SRDLC, 24.99%, 3/3/2027 (a)(r)	Lending Club	3/07/2022	8,351	8,376	8,735
186870252.SRDLC, 30.99%, 3/3/2027 (a)(n)(r)	Lending Club	3/07/2022	4,568	4,628	479
186876529.SRDLC, 21.99%, 8/3/2025 (a)(n)(r)(s)	Lending Club	3/07/2022	7,565	7,565	793

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

34	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
186878387.SRDLC, 10.49%, 3/4/2027 (a)(r)	Lending Club	3/08/2022	$7,776	$7,776	$7,693
186880718.SRDLC, 30.99%, 3/15/2027 (a)(r)	Lending Club	3/11/2022	5,568	5,600	5,912
186882814.SRDLC, 9.74%, 3/16/2027 (a)(r)	Lending Club	3/14/2022	4,022	4,022	3,979
186883462.SRDLC, 20.49%, 4/4/2025 (a)(n)(r)(s)	Lending Club	4/06/2022	6,849	6,938	718
186884409.SRDLC, 30.99%, 3/18/2025 (a)(n)(r)(s)	Lending Club	3/07/2022	1,975	2,001	207
186887274.SRDLC, 13.99%, 3/20/2025 (a)(n)(r)(s)	Lending Club	3/09/2022	2,658	2,658	279
186887684.SRDLC, 23.99%, 7/14/2027 (a)(r)	Lending Club	3/16/2022	3,377	3,377	3,422
186890838.SRDLC, 9.49%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	2,396	2,396	2,371
186890975.SRDLC, 18.99%, 3/8/2027 (a)(r)	Lending Club	3/10/2022	9,214	9,214	9,278
186892953.SRDLC, 9.69%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	7,344	7,344	7,267
186894964.SRDLC, 19.99%, 3/19/2027 (a)(r)	Lending Club	3/08/2022	6,381	6,413	6,596
186898646.SRDLC, 30.99%, 2/4/2028 (a)(n)(r)	Lending Club	3/08/2022	6,346	6,429	665
186900684.SRDLC, 15.99%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	9,192	9,192	9,140
186903091.SRDLC, 7.59%, 3/22/2025 (a)(n)(r)(s)	Lending Club	3/09/2022	1,807	1,807	189
186905651.SRDLC, 6.00%, 3/20/2026 (a)(r)	Lending Club	3/10/2022	1,821	1,830	1,843
186906144.SRDLC, 30.49%, 3/15/2025 (a)(n)(r)(s)	Lending Club	3/14/2022	962	975	101
186910060.SRDLC, 30.99%, 3/4/2027 (a)(r)	Lending Club	3/08/2022	4,589	4,649	850
186919095.SRDLC, 13.19%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	9,166	9,166	9,213
186921775.SRDLC, 30.99%, 2/7/2028 (a)(n)(r)	Lending Club	3/09/2022	2,809	2,845	294
186923282.SRDLC, 9.59%, 3/7/2025 (a)(n)(r)(s)	Lending Club	3/09/2022	3,455	3,455	362
186923646.SRDLC, 20.49%, 3/9/2025 (a)(n)(r)(s)	Lending Club	3/11/2022	1,348	1,366	141
186927765.SRDLC, 18.99%, 3/7/2025 (a)(n)(r)(s)	Lending Club	3/09/2022	2,129	2,129	223
186929069.SRDLC, 23.49%, 3/16/2027 (a)(r)	Lending Club	3/10/2022	2,924	2,924	2,981
186930176.SRDLC, 30.49%, 3/10/2027 (a)(r)	Lending Club	3/14/2022	4,677	4,737	3,741
186930238.SRDLC, 17.99%, 3/7/2025 (a)(n)(r)(s)	Lending Club	3/09/2022	4,196	4,250	440
186935363.SRDLC, 30.99%, 3/18/2027 (a)(r)	Lending Club	3/22/2022	6,734	6,772	7,167
186938697.SRDLC, 30.99%, 3/14/2027 (a)(r)	Lending Club	3/16/2022	3,816	3,832	4,051
186943871.SRDLC, 30.99%, 3/4/2025 (a)(n)(r)(s)	Lending Club	3/09/2022	1,812	1,836	190
186946979.SRDLC, 17.99%, 3/7/2025 (a)(n)(r)(s)	Lending Club	3/09/2022	995	1,008	104
186948516.SRDLC, 29.74%, 6/2/2026 (a)(r)	Lending Club	3/09/2022	612	620	615
186952065.SRDLC, 17.99%, 3/13/2025 (a)(n)(r)(s)	Lending Club	3/09/2022	1,820	1,844	191
186958321.SRDLC, 30.99%, 3/14/2027 (a)(r)	Lending Club	3/16/2022	3,582	3,602	3,798
186959040.SRDLC, 16.99%, 3/21/2027 (a)(r)	Lending Club	3/09/2022	2,031	2,035	2,047
186960205.SRDLC, 6.59%, 3/28/2027 (a)(n)(r)	Lending Club	3/09/2022	8,963	8,963	939
186963432.SRDLC, 5.59%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	3,694	3,694	3,629
186963965.SRDLC, 21.49%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	2,385	2,397	2,459
186966989.SRDLC, 30.99%, 3/21/2027 (a)(n)(r)	Lending Club	3/09/2022	3,229	3,271	338
186967519.SRDLC, 10.19%, 3/7/2027 (a)(n)(r)	Lending Club	3/09/2022	7,688	7,688	—
186968317.SRDLC, 14.69%, 3/7/2025 (a)(n)(r)(s)	Lending Club	3/09/2022	22,027	22,027	2,308
186969110.SRDLC, 30.99%, 3/15/2027 (a)(n)(r)	Lending Club	3/09/2022	5,702	5,776	598
186969754.SRDLC, 21.99%, 3/30/2027 (a)(r)	Lending Club	4/01/2022	5,203	5,232	5,370
186969770.SRDLC, 27.49%, 1/20/2028 (a)(n)(r)	Lending Club	3/09/2022	3,553	3,599	3,790
186969924.SRDLC, 17.19%, 3/9/2027 (a)(r)	Lending Club	3/11/2022	11,748	11,748	11,686
186972144.SRDLC, 22.99%, 3/16/2025 (a)(n)(r)(s)	Lending Club	3/09/2022	1,035	1,035	109
186973856.SRDLC, 11.19%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	7,051	7,051	7,076
186975112.SRDLC, 5.00%, 3/22/2026 (a)(r)	Lending Club	3/16/2022	1,311	1,311	1,316
186975831.SRDLC, 27.49%, 3/16/2027 (a)(n)(r)	Lending Club	3/09/2022	5,860	5,937	614
186977311.SRDLC, 22.99%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	1,711	1,720	1,758
186977592.SRDLC, 27.49%, 3/14/2027 (a)(r)	Lending Club	3/16/2022	2,580	2,594	2,740
186978254.SRDLC, 8.99%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	13,204	13,204	13,064
186980962.SRDLC, 30.49%, 3/10/2027 (a)(r)	Lending Club	3/14/2022	6,694	6,731	7,089
186981038.SRDLC, 30.99%, 3/10/2027 (a)(r)	Lending Club	3/09/2022	2,672	2,685	2,828

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	35

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
186984103.SRDLC, 12.69%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	$4,583	$4,583	$4,606
186985079.SRDLC, 30.99%, 7/10/2027 (a)(n)(r)	Lending Club	3/14/2022	8,673	8,786	909
186987081.SRDLC, 30.99%, 3/20/2025 (a)(n)(r)(s)	Lending Club	3/09/2022	5,523	5,595	579
186991595.SRDLC, 28.99%, 3/15/2027 (a)(r)	Lending Club	3/10/2022	10,694	10,694	11,218
186994916.SRDLC, 6.59%, 4/28/2027 (a)(r)	Lending Club	3/09/2022	7,437	7,437	7,325
186995154.SRDLC, 15.99%, 3/16/2025 (a)(n)(r)(s)	Lending Club	3/09/2022	446	452	47
186995899.SRDLC, 24.99%, 11/7/2025 (a)(r)	Lending Club	3/09/2022	157	159	75
187004337.SRDLC, 14.99%, 10/17/2027 (a)(r)	Lending Club	3/10/2022	11,467	11,467	11,322
187013586.SRDLC, 5.99%, 3/8/2025 (a)(n)(r)(s)	Lending Club	3/10/2022	2,846	2,846	298
187014518.SRDLC, 9.69%, 3/16/2027 (a)(r)	Lending Club	3/11/2022	11,782	11,782	11,652
187017395.SRDLC, 28.99%, 10/27/2027 (a)(n)(r)	Lending Club	3/30/2022	8,602	8,640	9,232
187019293.SRDLC, 29.99%, 1/8/2028 (a)(n)(r)	Lending Club	3/10/2022	10,576	10,576	9,989
187022209.SRDLC, 30.99%, 3/8/2027 (a)(r)	Lending Club	3/10/2022	3,263	3,263	3,447
187031324.SRDLC, 27.99%, 3/8/2027 (a)(r)	Lending Club	3/10/2022	4,328	4,351	4,578
187033106.SRDLC, 17.99%, 3/8/2025 (a)(n)(r)(s)	Lending Club	3/10/2022	2,843	2,880	298
187037256.SRDLC, 23.99%, 3/10/2027 (a)(r)	Lending Club	3/14/2022	4,933	4,933	5,023
187040123.SRDLC, 30.99%, 3/21/2025 (a)(n)(r)(s)	Lending Club	3/23/2022	9,897	10,026	1,037
187040321.SRDLC, 21.99%, 3/10/2027 (a)(r)	Lending Club	3/14/2022	6,443	6,442	6,491
187040626.SRDLC, 9.34%, 3/23/2027 (a)(r)	Lending Club	3/10/2022	4,386	4,386	4,338
187040937.SRDLC, 30.99%, 3/21/2027 (a)(n)(r)	Lending Club	3/23/2022	2,622	2,656	275
187044456.SRDLC, 28.49%, 3/8/2027 (a)(r)	Lending Club	3/10/2022	3,669	3,691	3,877
187045971.SRDLC, 7.09%, 3/2/2027 (a)(r)	Lending Club	3/15/2022	4,767	4,767	4,728
187047990.SRDLC, 30.99%, 3/1/2027 (a)(n)(r)	Lending Club	3/23/2022	3,924	3,975	411
187048685.SRDLC, 6.59%, 3/11/2027 (a)(r)	Lending Club	3/15/2022	4,729	4,729	4,647
187050428.SRDLC, 22.49%, 3/12/2027 (a)(r)	Lending Club	3/11/2022	2,432	2,444	2,510
187062738.SRDLC, 27.99%, 10/29/2024 (a)(n)(r)(s)	Lending Club	3/16/2022	8,942	8,942	937
187063469.SRDLC, 11.34%, 3/12/2027 (a)(r)	Lending Club	3/14/2022	6,861	6,861	6,801
187064351.SRDLC, 20.74%, 2/28/2027 (a)(r)	Lending Club	3/11/2022	9,218	9,218	9,513
187064981.SRDLC, 5.00%, 3/11/2026 (a)(r)	Lending Club	3/15/2022	2,408	2,408	408
187066092.SRDLC, 30.99%, 3/15/2027 (a)(r)	Lending Club	3/14/2022	2,769	2,785	2,939
187067662.SRDLC, 15.74%, 3/25/2027 (a)(r)	Lending Club	3/16/2022	12,466	12,466	12,423
187070240.SRDLC, 21.49%, 3/20/2027 (a)(r)	Lending Club	3/14/2022	4,656	4,656	4,700
187073409.SRDLC, 9.59%, 3/10/2025 (a)(n)(r)(s)	Lending Club	3/14/2022	5,530	5,530	580
187076024.SRDLC, 12.19%, 3/10/2027 (a)(r)	Lending Club	3/14/2022	9,017	9,017	9,072
187077933.SRDLC, 11.19%, 3/3/2027 (a)(r)	Lending Club	3/14/2022	3,395	3,395	3,410
187081426.SRDLC, 30.99%, 3/9/2027 (a)(r)	Lending Club	3/11/2022	6,734	6,763	7,127
187084131.SRDLC, 25.49%, 2/23/2027 (a)(r)	Lending Club	3/14/2022	2,959	2,975	3,117
187094773.SRDLC, 19.99%, 3/18/2025 (a)(n)(r)(s)	Lending Club	3/15/2022	2,195	2,223	230
187095146.SRDLC, 17.49%, 3/20/2027 (a)(r)	Lending Club	3/14/2022	11,502	11,502	11,579
187103577.SRDLC, 28.99%, 3/10/2027 (a)(n)(r)	Lending Club	3/14/2022	1,929	1,929	202
187103780.SRDLC, 28.99%, 3/11/2027 (a)(r)	Lending Club	3/15/2022	2,629	2,643	2,786
187105908.SRDLC, 30.99%, 3/22/2027 (a)(n)(r)	Lending Club	3/15/2022	8,926	9,042	935
187112294.SRDLC, 27.49%, 6/30/2027 (a)(n)(r)	Lending Club	3/15/2022	3,559	3,606	373
187113627.SRDLC, 28.49%, 3/20/2027 (a)(r)	Lending Club	3/15/2022	3,138	3,155	3,346
187114091.SRDLC, 8.59%, 3/26/2027 (a)(n)(r)	Lending Club	3/15/2022	11,024	11,024	10,918
187116136.SRDLC, 12.99%, 3/10/2027 (a)(r)	Lending Club	3/14/2022	9,261	9,261	9,211
187116827.SRDLC, 7.59%, 3/11/2025 (a)(n)(r)(s)	Lending Club	3/15/2022	4,468	4,468	468
187120238.SRDLC, 28.49%, 3/18/2025 (a)(n)(r)(s)	Lending Club	3/22/2022	1,222	1,238	227
187125272.SRDLC, 9.99%, 3/11/2027 (a)(r)	Lending Club	3/15/2022	3,354	3,354	3,320
187129496.SRDLC, 30.99%, 4/9/2027 (a)(n)(r)	Lending Club	3/14/2022	9,402	9,402	9,828
187134949.SRDLC, 30.24%, 3/10/2027 (a)(n)(r)	Lending Club	3/22/2022	16,983	17,203	1,780
187137324.SRDLC, 25.99%, 3/11/2025 (a)(n)(r)(s)	Lending Club	3/15/2022	930	930	98

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

36	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
187142957.SRDLC, 6.59%, 3/15/2027 (a)(r)	Lending Club	3/16/2022	$5,457	$5,457	$5,366
187143408.SRDLC, 12.34%, 3/14/2027 (a)(r)	Lending Club	3/16/2022	13,920	13,920	13,815
187143516.SRDLC, 22.99%, 11/7/2025 (a)(r)	Lending Club	3/15/2022	892	903	379
187145522.SRDLC, 14.99%, 10/14/2027 (a)(n)(r)	Lending Club	3/16/2022	5,351	5,351	5,346
187146211.SRDLC, 6.99%, 3/14/2027 (a)(r)	Lending Club	3/16/2022	4,793	4,793	4,709
187153068.SRDLC, 30.99%, 3/29/2026 (a)(n)(r)	Lending Club	3/31/2022	4,373	4,430	458
187156876.SRDLC, 10.19%, 3/27/2027 (a)(r)	Lending Club	3/16/2022	4,119	4,119	4,090
187158857.SRDLC, 20.99%, 3/26/2025 (a)(n)(r)(s)	Lending Club	3/17/2022	1,312	1,329	137
187162945.SRDLC, 24.49%, 3/14/2027 (a)(r)	Lending Club	3/16/2022	4,103	4,126	4,313
187163955.SRDLC, 18.74%, 3/14/2027 (a)(n)(r)	Lending Club	3/16/2022	2,377	2,408	428
187170600.SRDLC, 23.99%, 3/14/2027 (a)(r)	Lending Club	3/16/2022	8,221	8,264	8,644
187171712.SRDLC, 22.99%, 3/14/2025 (a)(n)(r)(s)	Lending Club	3/16/2022	1,787	1,810	187
187172125.SRDLC, 30.99%, 9/29/2027 (a)(r)	Lending Club	3/31/2022	8,459	8,537	9,024
187185770.SRDLC, 23.49%, 3/2/2027 (a)(r)	Lending Club	3/16/2022	3,516	3,534	3,677
187191386.SRDLC, 30.99%, 3/14/2027 (a)(n)(r)	Lending Club	3/16/2022	7,662	7,761	6,129
187196077.SRDLC, 28.99%, 3/17/2027 (a)(n)(r)	Lending Club	3/16/2022	2,589	2,622	271
187199260.SRDLC, 5.00%, 3/14/2028 (a)(n)(r)	Lending Club	3/16/2022	2,814	2,850	2,251
187214657.SRDLC, 30.99%, 3/28/2027 (a)(n)(r)	Lending Club	3/23/2022	3,514	3,560	368
187225907.SRDLC, 24.99%, 3/15/2027 (a)(n)(r)	Lending Club	3/17/2022	3,182	3,223	333
187227077.SRDLC, 17.99%, 3/15/2025 (a)(n)(r)(s)	Lending Club	3/16/2022	5,799	5,875	608
187228160.SRDLC, 26.49%, 3/17/2025 (a)(n)(r)(s)	Lending Club	3/21/2022	1,336	1,354	140
187229868.SRDLC, 29.99%, 3/21/2025 (a)(n)(r)(s)	Lending Club	3/16/2022	4,029	4,081	422
187232739.SRDLC, 15.00%, 8/15/2027 (a)(r)	Lending Club	3/17/2022	4,225	4,275	4,152
187243100.SRDLC, 18.49%, 3/15/2026 (a)(r)	Lending Club	3/17/2022	849	851	855
187273036.SRDLC, 28.49%, 4/15/2027 (a)(n)(r)	Lending Club	4/06/2022	7,387	7,483	774
187274598.SRDLC, 19.49%, 4/6/2026 (a)(r)	Lending Club	3/17/2022	1,966	1,990	1,573
187278011.SRDLC, 30.99%, 3/15/2027 (a)(r)	Lending Club	3/17/2022	5,282	5,312	5,605
187298430.SRDLC, 30.99%, 3/29/2027 (a)(r)	Lending Club	3/31/2022	4,144	4,176	4,398
187298940.SRDLC, 27.99%, 3/18/2025 (a)(n)(r)(s)	Lending Club	3/22/2022	2,456	2,488	257
187299766.SRDLC, 18.99%, 3/16/2027 (a)(r)	Lending Club	3/18/2022	3,661	3,678	3,785
187300111.SRDLC, 30.99%, 4/4/2027 (a)(n)(r)	Lending Club	4/06/2022	3,471	3,516	364
187305059.SRDLC, 14.24%, 3/21/2025 (a)(n)(r)(s)	Lending Club	3/23/2022	2,939	2,977	308
187315282.SRDLC, 30.99%, 3/24/2027 (a)(n)(r)	Lending Club	3/28/2022	8,321	8,429	872
187317328.SRDLC, 23.49%, 3/21/2027 (a)(r)	Lending Club	3/23/2022	3,185	3,202	3,359
187320803.SRDLC, 30.99%, 3/24/2027 (a)(r)	Lending Club	3/18/2022	2,268	2,281	2,421
187332393.SRDLC, 22.49%, 3/16/2026 (a)(r)	Lending Club	3/18/2022	751	752	761
187344458.SRDLC, 23.49%, 3/17/2027 (a)(r)	Lending Club	3/21/2022	7,777	7,811	8,094
187354823.SRDLC, 30.99%, 3/24/2027 (a)(r)	Lending Club	3/28/2022	2,244	2,257	2,397
187356525.SRDLC, 30.49%, 3/24/2026 (a)(r)	Lending Club	3/21/2022	215	216	221
187361064.SRDLC, 18.49%, 3/21/2027 (a)(n)(r)	Lending Club	3/21/2022	2,045	2,071	2,056
187363680.SRDLC, 17.99%, 3/17/2025 (a)(n)(r)(s)	Lending Club	3/21/2022	367	372	38
187375311.SRDLC, 19.49%, 4/5/2026 (a)(r)	Lending Club	4/07/2022	2,053	2,057	2,073
187382263.SRDLC, 30.99%, 3/4/2025 (a)(n)(r)(s)	Lending Club	3/21/2022	3,994	4,046	419
187386845.SRDLC, 30.99%, 4/5/2027 (a)(n)(r)	Lending Club	3/23/2022	166	168	17
187404590.SRDLC, 23.99%, 3/25/2027 (a)(r)	Lending Club	3/22/2022	4,178	4,200	4,416
187419334.SRDLC, 30.99%, 3/30/2027 (a)(r)	Lending Club	4/01/2022	2,493	2,525	2,661
187430493.SRDLC, 28.49%, 4/4/2025 (a)(n)(r)(s)	Lending Club	4/06/2022	817	828	86
187444837.SRDLC, 30.99%, 3/28/2027 (a)(n)(r)	Lending Club	3/23/2022	2,600	2,634	272
187447743.SRDLC, 30.99%, 3/21/2027 (a)(r)	Lending Club	3/23/2022	4,489	4,515	4,787
187448298.SRDLC, 30.99%, 11/22/2025 (a)(n)(r)	Lending Club	3/24/2022	70	70	7
187449396.SRDLC, 18.99%, 3/22/2027 (a)(r)	Lending Club	3/24/2022	6,142	6,172	6,365
187453785.SRDLC, 25.49%, 3/21/2027 (a)(n)(r)	Lending Club	3/23/2022	16,535	16,750	1,733

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	37

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
187465329.SRDLC, 16.99%, 3/21/2027 (a)(n)(r)	Lending Club	3/23/2022	$6,030	$6,030	$632
187470501.SRDLC, 25.49%, 3/21/2027 (a)(n)(r)	Lending Club	3/23/2022	2,937	2,976	308
187489246.SRDLC, 15.00%, 5/24/2027 (a)(r)	Lending Club	3/23/2022	2,806	2,843	2,640
187493017.SRDLC, 30.99%, 6/22/2028 (a)(n)(r)	Lending Club	3/24/2022	7,399	7,491	775
187495162.SRDLC, 21.99%, 3/21/2026 (a)(r)	Lending Club	3/23/2022	447	448	453
187504263.SRDLC, 18.99%, 4/19/2027 (a)(r)	Lending Club	4/06/2022	3,013	3,029	3,108
187512182.SRDLC, 25.49%, 3/28/2027 (a)(r)	Lending Club	3/24/2022	4,452	4,510	4,725
187515980.SRDLC, 24.99%, 3/24/2027 (a)(r)	Lending Club	3/28/2022	4,165	4,187	4,398
187518225.SRDLC, 20.49%, 3/23/2027 (a)(n)(r)	Lending Club	3/25/2022	3,012	3,051	316
187518895.SRDLC, 22.49%, 3/23/2027 (a)(r)	Lending Club	3/25/2022	3,384	3,402	3,508
187519245.SRDLC, 30.49%, 3/2/2028 (a)(n)(r)	Lending Club	3/25/2022	4,343	4,399	455
187532223.SRDLC, 22.49%, 3/22/2027 (a)(n)(r)	Lending Club	3/24/2022	2,779	2,802	2,878
187534180.SRDLC, 5.59%, 4/3/2025 (a)(n)(r)(s)	Lending Club	4/14/2022	74	74	8
187543108.SRDLC, 23.99%, 3/23/2027 (a)(r)	Lending Club	3/25/2022	6,730	6,817	7,128
187547112.SRDLC, 23.49%, 4/1/2027 (a)(n)(r)	Lending Club	3/25/2022	4,136	4,190	433
187547337.SRDLC, 19.49%, 3/30/2025 (a)(n)(r)(s)	Lending Club	4/01/2022	1,793	1,816	188
187547558.SRDLC, 30.99%, 3/25/2027 (a)(n)(r)	Lending Club	3/29/2022	2,359	2,360	2,523
187548600.SRDLC, 30.49%, 4/9/2027 (a)(n)(r)	Lending Club	3/28/2022	3,833	3,882	402
187548640.SRDLC, 19.49%, 3/24/2027 (a)(r)	Lending Club	3/28/2022	3,206	3,222	3,318
187551152.SRDLC, 30.99%, 1/22/2028 (a)(r)	Lending Club	3/24/2022	4,170	4,225	4,462
187566191.SRDLC, 30.99%, 4/6/2027 (a)(r)	Lending Club	4/08/2022	2,351	2,367	2,469
187568029.SRDLC, 30.99%, 9/25/2027 (a)(r)	Lending Club	3/25/2022	8,962	9,079	9,608
187569851.SRDLC, 23.49%, 8/29/2027 (a)(r)	Lending Club	4/01/2022	7,798	7,798	8,283
187571871.SRDLC, 7.49%, 4/22/2027 (a)(r)	Lending Club	4/20/2022	784	784	769
187581030.SRDLC, 30.99%, 3/26/2027 (a)(n)(r)	Lending Club	3/25/2022	9,315	9,436	1,730
187592785.SRDLC, 30.99%, 3/24/2027 (a)(r)	Lending Club	3/28/2022	4,489	4,515	4,795
187593444.SRDLC, 23.99%, 4/13/2027 (a)(n)(r)	Lending Club	4/15/2022	9,207	9,207	965
187593665.SRDLC, 21.49%, 3/24/2026 (a)(r)	Lending Club	3/28/2022	764	765	772
187616322.SRDLC, 9.99%, 4/7/2027 (a)(r)	Lending Club	4/06/2022	4,814	4,814	4,763
187618422.SRDLC, 30.99%, 4/4/2027 (a)(n)(r)	Lending Club	4/06/2022	2,703	2,739	283
187620736.SRDLC, 30.99%, 3/24/2027 (a)(n)(r)	Lending Club	3/28/2022	6,973	7,064	731
187625273.SRDLC, 27.49%, 3/24/2027 (a)(r)	Lending Club	3/28/2022	2,580	2,594	2,756
187626903.SRDLC, 23.99%, 4/3/2027 (a)(r)	Lending Club	3/29/2022	7,450	7,489	7,806
187629164.SRDLC, 30.49%, 3/15/2027 (a)(n)(r)	Lending Club	3/29/2022	4,576	4,636	3,661
187638238.SRDLC, 30.99%, 3/15/2025 (a)(n)(r)(s)	Lending Club	3/29/2022	1,733	1,756	182
187642052.SRDLC, 30.99%, 3/31/2027 (a)(n)(r)	Lending Club	3/30/2022	2,271	2,284	2,442
187643783.SRDLC, 15.19%, 4/15/2025 (a)(n)(r)(s)	Lending Club	4/19/2022	3,454	3,454	362
187646351.SRDLC, 30.99%, 3/29/2026 (a)(r)	Lending Club	3/31/2022	203	203	209
187653936.SRDLC, 30.99%, 5/10/2025 (a)(n)(r)(s)	Lending Club	4/07/2022	1,137	1,152	211
187660527.SRDLC, 30.99%, 4/10/2027 (a)(n)(r)	Lending Club	4/06/2022	6,025	6,104	631
187671142.SRDLC, 20.99%, 4/4/2027 (a)(r)	Lending Club	4/06/2022	3,605	3,623	3,691
187683385.SRDLC, 19.49%, 4/12/2027 (a)(n)(r)	Lending Club	3/30/2022	4,916	4,941	5,078
187687190.SRDLC, 30.99%, 3/31/2025 (a)(n)(r)(s)	Lending Club	3/30/2022	10,797	10,937	1,132
187689256.SRDLC, 23.49%, 3/28/2027 (a)(r)	Lending Club	3/30/2022	1,762	1,771	1,852
187691527.SRDLC, 16.99%, 3/28/2027 (a)(n)(r)	Lending Club	3/30/2022	3,796	3,845	398
187692276.SRDLC, 5.00%, 3/31/2028 (a)(n)(r)	Lending Club	3/30/2022	6,423	6,506	6,907
187699788.SRDLC, 23.99%, 3/28/2027 (a)(n)(r)	Lending Club	3/30/2022	22,312	22,602	4,143
187701388.SRDLC, 28.49%, 3/22/2027 (a)(r)	Lending Club	3/30/2022	3,952	3,958	4,233
187701762.SRDLC, 30.99%, 3/28/2027 (a)(n)(r)	Lending Club	3/30/2022	6,875	6,965	721
187709072.SRDLC, 30.99%, 10/15/2027 (a)(n)(r)	Lending Club	4/06/2022	6,428	6,512	674
187711960.SRDLC, 21.49%, 3/30/2027 (a)(r)	Lending Club	3/30/2022	3,193	3,198	3,315
187720227.SRDLC, 30.99%, 3/28/2026 (a)(r)	Lending Club	3/30/2022	412	414	425

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

38	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
187721287.SRDLC, 14.04%, 3/9/2026 (a)(n)(r)	Lending Club	3/30/2022	$472	$472	$473
187721323.SRDLC, 21.74%, 9/15/2027 (a)(r)	Lending Club	3/30/2022	2,875	2,912	518
187726884.SRDLC, 23.49%, 3/28/2027 (a)(n)(r)	Lending Club	3/30/2022	3,159	3,200	331
187729933.SRDLC, 30.99%, 4/4/2027 (a)(r)	Lending Club	4/06/2022	2,348	2,362	2,468
187732651.SRDLC, 17.99%, 11/28/2025 (a)(r)	Lending Club	3/30/2022	392	398	99
187734606.SRDLC, 30.99%, 3/28/2027 (a)(r)	Lending Club	3/30/2022	2,351	2,351	2,515
187738813.SRDLC, 18.99%, 1/31/2028 (a)(r)	Lending Club	3/30/2022	8,238	8,332	8,554
187741210.SRDLC, 30.99%, 11/28/2025 (a)(r)	Lending Club	3/30/2022	636	645	173
187744622.SRDLC, 20.49%, 3/15/2025 (a)(n)(r)(s)	Lending Club	3/30/2022	4,105	4,159	430
187749050.SRDLC, 30.99%, 1/28/2028 (a)(r)	Lending Club	3/30/2022	3,828	3,843	4,096
187751211.SRDLC, 30.99%, 3/28/2027 (a)(n)(r)	Lending Club	3/30/2022	223	226	23
187751530.SRDLC, 18.49%, 10/4/2027 (a)(n)(r)	Lending Club	4/06/2022	2,475	2,493	2,421
187754067.SRDLC, 17.49%, 3/28/2026 (a)(r)	Lending Club	3/30/2022	841	841	848
187755875.SRDLC, 17.49%, 3/28/2025 (a)(n)(r)(s)	Lending Club	3/30/2022	970	189	236
187762428.SRDLC, 30.49%, 8/20/2027 (a)(n)(r)	Lending Club	4/07/2022	4,353	4,410	456
187765326.SRDLC, 30.99%, 3/28/2027 (a)(n)(r)	Lending Club	3/30/2022	2,894	2,932	303
187766134.SRDLC, 24.99%, 3/28/2027 (a)(r)	Lending Club	3/30/2022	5,416	5,445	5,729
187770730.SRDLC, 19.99%, 11/30/2025 (a)(r)	Lending Club	4/01/2022	58	59	23
187771530.SRDLC, 15.99%, 12/18/2025 (a)(r)	Lending Club	4/08/2022	2,473	2,505	480
187773011.SRDLC, 13.19%, 4/4/2027 (a)(r)	Lending Club	4/06/2022	9,283	9,283	9,323
187776367.SRDLC, 22.74%, 3/30/2025 (a)(n)(r)(s)	Lending Club	4/01/2022	1,806	1,830	189
187777756.SRDLC, 30.99%, 3/12/2027 (a)(n)(r)	Lending Club	4/01/2022	2,687	2,722	282
187779942.SRDLC, 30.99%, 8/30/2025 (a)(n)(r)(s)	Lending Club	4/01/2022	2,409	2,440	252
187780746.SRDLC, 21.49%, 10/30/2027 (a)(n)(r)	Lending Club	4/01/2022	4,388	4,445	460
187782545.SRDLC, 16.99%, 3/30/2027 (a)(r)	Lending Club	4/01/2022	5,595	5,624	5,641
187786026.SRDLC, 30.99%, 3/30/2027 (a)(n)(r)	Lending Club	4/01/2022	2,697	2,715	2,874
187793076.SRDLC, 28.99%, 4/18/2025 (a)(n)(r)(s)	Lending Club	4/01/2022	1,291	1,307	135
187793104.SRDLC, 28.99%, 3/30/2025 (a)(n)(r)(s)	Lending Club	4/01/2022	5,086	5,152	945
187795721.SRDLC, 7.49%, 7/13/2025 (a)(n)(r)(s)	Lending Club	4/15/2022	600	600	63
187799361.SRDLC, 16.99%, 3/31/2027 (a)(n)(r)	Lending Club	4/01/2022	4,856	4,879	4,824
187801163.SRDLC, 21.99%, 11/4/2025 (a)(r)	Lending Club	4/06/2022	236	236	235
187814662.SRDLC, 30.99%, 4/8/2027 (a)(r)	Lending Club	4/07/2022	2,367	2,381	2,491
187816052.SRDLC, 28.49%, 4/4/2025 (a)(n)(r)(s)	Lending Club	4/06/2022	1,815	1,839	190
187832105.SRDLC, 30.99%, 5/28/2027 (a)(r)	Lending Club	4/06/2022	6,508	6,547	6,934
187833165.SRDLC, 30.99%, 4/15/2027 (a)(r)	Lending Club	4/06/2022	2,977	2,996	3,139
187835742.SRDLC, 15.49%, 4/7/2025 (a)(n)(r)(s)	Lending Club	4/06/2022	3,086	3,126	323
187844022.SRDLC, 30.99%, 4/10/2027 (a)(r)	Lending Club	4/06/2022	7,976	8,080	6,381
187847354.SRDLC, 25.99%, 9/4/2027 (a)(n)(r)	Lending Club	4/06/2022	21,650	21,932	2,269
187847747.SRDLC, 5.00%, 4/4/2026 (a)(n)(r)	Lending Club	4/06/2022	1,914	1,939	201
187850176.SRDLC, 28.49%, 4/4/2025 (a)(n)(r)(s)	Lending Club	4/06/2022	2,451	2,483	257
187852320.SRDLC, 26.49%, 4/18/2027 (a)(r)	Lending Club	4/06/2022	5,588	5,620	5,881
187853969.SRDLC, 29.99%, 4/8/2027 (a)(n)(r)	Lending Club	4/06/2022	4,968	5,033	521
187854140.SRDLC, 20.49%, 4/4/2027 (a)(r)	Lending Club	4/06/2022	5,961	5,977	6,129
187854697.SRDLC, 22.99%, 4/4/2027 (a)(r)	Lending Club	4/06/2022	2,083	2,094	2,176
187857140.SRDLC, 30.99%, 8/18/2028 (a)(r)	Lending Club	4/06/2022	3,479	3,499	3,604
187859227.SRDLC, 20.49%, 4/4/2025 (a)(n)(r)(s)	Lending Club	4/06/2022	1,576	1,596	165
187864708.SRDLC, 27.99%, 4/19/2027 (a)(r)	Lending Club	4/06/2022	8,242	8,311	8,735
187865865.SRDLC, 30.99%, 4/4/2025 (a)(n)(r)(s)	Lending Club	4/06/2022	622	630	65
187866166.SRDLC, 30.99%, 4/4/2027 (a)(r)	Lending Club	4/06/2022	7,046	7,087	7,407
187869709.SRDLC, 28.99%, 4/15/2027 (a)(n)(r)	Lending Club	4/06/2022	8,484	8,594	889
187871605.SRDLC, 30.99%, 4/4/2027 (a)(n)(r)	Lending Club	4/06/2022	12,886	13,048	10,293
187887142.SRDLC, 24.49%, 4/4/2027 (a)(r)	Lending Club	4/06/2022	3,507	3,533	3,665

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	39

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
187887520.SRDLC, 26.99%, 4/4/2027 (a)(n)(r)	Lending Club	4/06/2022	$10,143	$10,143	$1,063
187891190.SRDLC, 24.99%, 4/6/2027 (a)(r)	Lending Club	4/08/2022	2,184	2,196	2,285
187903235.SRDLC, 30.99%, 2/3/2028 (a)(n)(r)	Lending Club	4/06/2022	4,413	4,470	463
187903875.SRDLC, 17.99%, 4/5/2025 (a)(n)(r)(s)	Lending Club	4/07/2022	1,077	1,091	113
187904645.SRDLC, 23.99%, 4/4/2025 (a)(n)(r)(s)	Lending Club	4/06/2022	3,254	3,254	341
187905484.SRDLC, 26.74%, 10/28/2027 (a)(n)(r)	Lending Club	4/08/2022	8,695	8,756	9,204
187914262.SRDLC, 30.99%, 4/5/2027 (a)(r)	Lending Club	4/07/2022	9,395	9,450	9,882
187916897.SRDLC, 30.99%, 8/5/2027 (a)(r)	Lending Club	4/07/2022	4,375	4,424	4,592
187920689.SRDLC, 15.00%, 6/15/2027 (a)(r)	Lending Club	4/07/2022	3,173	3,210	2,928
187923397.SRDLC, 30.99%, 4/16/2027 (a)(n)(r)	Lending Club	4/07/2022	9,378	9,499	983
187926595.SRDLC, 22.99%, 4/6/2025 (a)(n)(r)(s)	Lending Club	4/08/2022	2,959	2,997	310
187930630.SRDLC, 27.99%, 9/20/2025 (a)(n)(r)(s)	Lending Club	4/07/2022	183	185	19
187936291.SRDLC, 16.49%, 4/5/2027 (a)(r)	Lending Club	4/07/2022	1,947	1,961	1,944
187940222.SRDLC, 23.49%, 7/19/2026 (a)(n)(r)	Lending Club	4/08/2022	11,821	11,975	—
187945171.SRDLC, 30.99%, 4/6/2027 (a)(n)(r)	Lending Club	4/08/2022	7,008	7,099	734
187948199.SRDLC, 30.99%, 4/13/2027 (a)(n)(r)	Lending Club	4/08/2022	5,452	5,523	907
187961524.SRDLC, 30.99%, 4/15/2026 (a)(n)(r)	Lending Club	4/08/2022	3,453	3,498	362
187981341.SRDLC, 21.49%, 4/6/2027 (a)(r)	Lending Club	4/08/2022	1,981	1,991	2,037
187982886.SRDLC, 5.00%, 4/30/2028 (a)(r)	Lending Club	4/06/2022	13,612	13,612	13,660
187983448.SRDLC, 28.99%, 4/20/2025 (a)(n)(r)(s)	Lending Club	4/08/2022	1,916	1,941	201
187984198.SRDLC, 9.69%, 4/4/2027 (a)(r)	Lending Club	4/06/2022	7,041	7,042	6,960
187984558.SRDLC, 17.99%, 4/6/2025 (a)(n)(r)(s)	Lending Club	4/08/2022	366	371	38
187999901.SRDLC, 5.00%, 4/4/2026 (a)(n)(r)	Lending Club	4/06/2022	1,394	1,394	146
188003641.SRDLC, 7.59%, 4/5/2027 (a)(r)	Lending Club	4/07/2022	13,625	13,625	13,506
188071537.SRDLC, 14.99%, 4/13/2027 (a)(r)	Lending Club	4/11/2022	8,959	8,959	8,902
188093871.SRDLC, 13.19%, 4/21/2027 (a)(r)	Lending Club	4/08/2022	5,772	5,772	5,814
188118276.SRDLC, 14.09%, 4/29/2027 (a)(n)(r)	Lending Club	4/12/2022	18,317	18,317	1,920
188154421.SRDLC, 6.59%, 4/7/2027 (a)(r)	Lending Club	4/11/2022	4,860	4,860	4,819
188180458.SRDLC, 13.19%, 10/20/2027 (a)(r)	Lending Club	4/12/2022	7,427	7,427	7,472
188180817.SRDLC, 9.69%, 4/18/2027 (a)(r)	Lending Club	4/20/2022	7,041	7,042	6,966
188187819.SRDLC, 23.99%, 4/8/2027 (a)(n)(r)	Lending Club	4/12/2022	3,954	3,954	414
188202504.SRDLC, 18.19%, 4/1/2027 (a)(r)	Lending Club	4/13/2022	3,928	3,928	3,898
188214895.SRDLC, 26.79%, 11/21/2025 (a)(n)(r)	Lending Club	4/14/2022	10,388	10,387	1,929
188214926.SRDLC, 16.19%, 4/11/2027 (a)(r)	Lending Club	4/13/2022	2,094	2,094	2,083
188243266.SRDLC, 12.99%, 4/11/2027 (a)(r)	Lending Club	4/13/2022	5,553	5,553	5,521
188245083.SRDLC, 18.99%, 4/11/2027 (a)(r)	Lending Club	4/13/2022	12,996	12,996	13,070
188272070.SRDLC, 7.59%, 4/22/2025 (a)(n)(r)(s)	Lending Club	4/14/2022	4,771	4,771	500
188317779.SRDLC, 6.99%, 4/20/2027 (a)(r)	Lending Club	4/18/2022	3,352	3,352	3,291
188369317.SRDLC, 10.00%, 4/22/2027 (a)(r)	Lending Club	4/26/2022	12,736	12,736	12,604
188382495.SRDLC, 10.59%, 4/14/2027 (a)(r)	Lending Club	4/18/2022	8,925	8,925	8,829
188383621.SRDLC, 17.19%, 4/14/2027 (a)(r)	Lending Club	4/18/2022	2,518	2,518	2,532
188413118.SRDLC, 9.79%, 4/15/2027 (a)(n)(r)	Lending Club	4/19/2022	2,472	2,472	259
188423939.SRDLC, 6.59%, 4/15/2027 (a)(n)(r)	Lending Club	4/19/2022	7,680	7,680	7,538
188443111.SRDLC, 9.99%, 4/18/2027 (a)(r)	Lending Club	4/20/2022	4,598	4,598	4,549
188463802.SRDLC, 15.99%, 4/22/2025 (a)(n)(r)(s)	Lending Club	4/19/2022	3,504	3,504	367
188469901.SRDLC, 8.79%, 4/18/2025 (a)(n)(r)(s)	Lending Club	4/20/2022	9,979	9,979	1,046
188470491.SRDLC, 7.09%, 4/25/2027 (a)(r)	Lending Club	4/27/2022	2,348	2,348	2,333
188494020.SRDLC, 15.19%, 4/18/2027 (a)(n)(r)	Lending Club	4/20/2022	7,295	7,295	765
188506333.SRDLC, 7.59%, 4/18/2027 (a)(r)	Lending Club	4/20/2022	6,131	6,131	6,065
188512665.SRDLC, 16.19%, 4/18/2025 (a)(n)(r)(s)	Lending Club	4/20/2022	2,224	2,224	233
188524541.SRDLC, 7.59%, 4/21/2027 (a)(n)(r)	Lending Club	4/25/2022	3,344	3,344	3,322
188560858.SRDLC, 15.19%, 4/25/2027 (a)(r)	Lending Club	4/27/2022	11,471	11,471	11,436

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

40	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
188602043.SRDLC, 23.99%, 4/25/2027 (a)(n)(r)	Lending Club	4/25/2022	$8,314	$8,314	$871
188639510.SRDLC, 23.99%, 4/21/2027 (a)(r)	Lending Club	4/25/2022	4,312	4,312	4,415
188651498.SRDLC, 9.99%, 4/21/2027 (a)(r)	Lending Club	4/25/2022	2,830	2,830	2,800
188683792.SRDLC, 14.99%, 4/25/2027 (a)(r)	Lending Club	4/27/2022	2,669	2,669	2,660
188683963.SRDLC, 30.99%, 4/27/2027 (a)(n)(r)	Lending Club	4/29/2022	9,922	9,922	1,040
188687759.SRDLC, 14.99%, 4/22/2027 (a)(r)	Lending Club	4/26/2022	5,720	5,720	5,693
188701267.SRDLC, 17.44%, 4/21/2027 (a)(r)	Lending Club	4/25/2022	7,897	7,897	7,868
188705941.SRDLC, 14.99%, 4/13/2027 (a)(r)	Lending Club	4/25/2022	7,569	7,569	7,529
188715091.SRDLC, 23.99%, 4/22/2027 (a)(r)	Lending Club	4/26/2022	17,249	17,249	17,671
188761265.SRDLC, 6.59%, 4/25/2025 (a)(n)(r)(s)	Lending Club	4/27/2022	2,294	2,294	240
188800045.SRDLC, 5.59%, 4/26/2027 (a)(r)	Lending Club	4/28/2022	13,188	13,188	12,948
188843204.SRDLC, 14.99%, 12/10/2027 (a)(n)(r)	Lending Club	4/28/2022	5,298	5,298	5,200
188846276.SRDLC, 11.89%, 5/10/2027 (a)(r)	Lending Club	4/29/2022	15,557	15,557	15,346
188871984.SRDLC, 22.49%, 10/27/2027 (a)(n)(r)	Lending Club	4/29/2022	7,697	7,697	807
188906118.SRDLC, 7.09%, 4/28/2027 (a)(r)	Lending Club	5/02/2022	7,096	7,096	7,052
190585073.SRDLC, 16.99%, 7/7/2025 (a)(n)(r)(s)	Lending Club	7/11/2022	17,391	17,521	1,823
190656219.SRDLC, 21.99%, 7/21/2025 (a)(n)(r)(s)	Lending Club	7/13/2022	3,070	3,093	—
190873520.SRDLC, 15.74%, 11/11/2025 (a)(r)	Lending Club	7/13/2022	11	11	3
191000884.SRDLC, 30.99%, 7/5/2027 (a)(r)	Lending Club	7/07/2022	7,937	7,968	8,347
191038262.SRDLC, 28.99%, 8/15/2025 (a)(n)(r)(s)	Lending Club	8/08/2022	6,298	6,360	660
191095020.SRDLC, 23.74%, 7/20/2027 (a)(r)	Lending Club	7/11/2022	10,470	10,470	10,664
191122073.SRDLC, 15.00%, 11/14/2028 (a)(n)(r)	Lending Club	7/07/2022	10,131	10,131	9,669
191128959.SRDLC, 30.99%, 7/12/2027 (a)(n)(r)	Lending Club	7/12/2022	4,609	4,643	483
191151335.SRDLC, 22.99%, 7/5/2027 (a)(n)(r)	Lending Club	7/07/2022	6,324	6,371	663
191159852.SRDLC, 30.49%, 7/20/2027 (a)(n)(r)	Lending Club	7/08/2022	4,937	4,974	517
191177276.SRDLC, 30.99%, 7/18/2027 (a)(n)(r)	Lending Club	7/20/2022	11,722	11,839	1,228
191178176.SRDLC, 30.99%, 7/11/2027 (a)(r)	Lending Club	7/13/2022	2,645	2,656	2,792
191181283.SRDLC, 23.49%, 7/7/2027 (a)(n)(r)	Lending Club	7/11/2022	9,282	9,351	973
191181523.SRDLC, 30.99%, 7/16/2027 (a)(r)	Lending Club	7/13/2022	10,810	10,852	11,411
191193127.SRDLC, 30.49%, 7/13/2027 (a)(n)(r)	Lending Club	7/15/2022	2,936	2,958	308
191198358.SRDLC, 30.99%, 7/12/2027 (a)(n)(r)	Lending Club	7/14/2022	4,331	4,364	131
191203714.SRDLC, 23.99%, 7/15/2025 (a)(n)(r)(s)	Lending Club	7/19/2022	4,028	4,028	422
191229228.SRDLC, 26.99%, 8/29/2027 (a)(n)(r)	Lending Club	7/12/2022	11,220	11,305	1,176
191251728.SRDLC, 30.99%, 7/17/2027 (a)(n)(r)	Lending Club	7/12/2022	4,237	4,269	444
191252175.SRDLC, 30.99%, 7/11/2027 (a)(n)(r)	Lending Club	7/13/2022	2,658	2,678	2,124
191274191.SRDLC, 26.99%, 8/8/2025 (a)(n)(r)(s)	Lending Club	8/10/2022	4,024	4,064	422
191275722.SRDLC, 27.99%, 7/18/2025 (a)(n)(r)(s)	Lending Club	7/13/2022	361	364	38
191293818.SRDLC, 30.99%, 7/30/2027 (a)(r)	Lending Club	7/19/2022	10,012	10,047	10,673
191302532.SRDLC, 23.49%, 7/11/2027 (a)(r)	Lending Club	7/13/2022	2,922	2,922	3,065
191313508.SRDLC, 19.49%, 7/15/2027 (a)(r)	Lending Club	7/13/2022	1,255	1,257	1,271
191321447.SRDLC, 30.49%, 7/15/2025 (a)(n)(r)(s)	Lending Club	7/15/2022	3,115	3,138	326
191337039.SRDLC, 14.54%, 7/18/2025 (a)(n)(r)(s)	Lending Club	7/13/2022	989	996	104
191340523.SRDLC, 15.69%, 7/11/2027 (a)(r)	Lending Club	7/13/2022	11,429	11,429	11,457
191346196.SRDLC, 27.74%, 7/28/2027 (a)(r)	Lending Club	7/22/2022	6,234	6,265	6,639
191390818.SRDLC, 17.19%, 7/4/2027 (a)(n)(r)	Lending Club	7/15/2022	21,142	21,142	2,216
191394525.SRDLC, 28.99%, 7/20/2024 (a)(n)(r)(s)	Lending Club	7/15/2022	4,335	4,368	454
191434671.SRDLC, 13.44%, 7/14/2027 (a)(r)	Lending Club	7/18/2022	10,055	10,055	10,121
191446786.SRDLC, 22.49%, 7/26/2027 (a)(n)(r)	Lending Club	7/28/2022	4,778	4,826	501
191462872.SRDLC, 22.49%, 7/28/2027 (a)(n)(r)	Lending Club	8/01/2022	2,676	2,703	446
191462983.SRDLC, 28.99%, 7/21/2027 (a)(r)	Lending Club	7/25/2022	3,625	3,643	3,853
191510625.SRDLC, 23.99%, 7/25/2027 (a)(n)(r)	Lending Club	7/27/2022	14,370	14,370	1,506
191513596.SRDLC, 5.00%, 7/25/2026 (a)(r)	Lending Club	7/20/2022	2,544	2,544	2,531

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	41

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
191521233.SRDLC, 18.99%, 7/18/2025 (a)(n)(r)(s)	Lending Club	7/20/2022	$2,218	$2,240	$232
191527006.SRDLC, 30.99%, 7/25/2027 (a)(r)	Lending Club	7/20/2022	2,704	2,718	2,875
191544930.SRDLC, 23.99%, 7/31/2027 (a)(n)(r)	Lending Club	8/01/2022	10,418	10,522	1,092
191553131.SRDLC, 28.49%, 7/18/2027 (a)(n)(r)	Lending Club	7/20/2022	5,654	5,710	593
191559588.SRDLC, 30.99%, 7/24/2027 (a)(r)	Lending Club	7/20/2022	3,244	3,261	3,447
191563994.SRDLC, 19.24%, 7/25/2027 (a)(n)(r)	Lending Club	7/20/2022	4,341	4,384	455
191572560.SRDLC, 30.99%, 1/18/2026 (a)(n)(r)	Lending Club	7/20/2022	1,532	1,547	161
191588942.SRDLC, 27.49%, 1/3/2027 (a)(n)(r)	Lending Club	7/21/2022	2,588	2,614	271
191603240.SRDLC, 14.94%, 8/2/2027 (a)(n)(r)	Lending Club	7/20/2022	7,402	7,402	7,383
191616350.SRDLC, 30.99%, 7/19/2027 (a)(r)	Lending Club	7/21/2022	3,175	3,183	3,368
191616574.SRDLC, 17.99%, 7/28/2025 (a)(n)(r)(s)	Lending Club	7/21/2022	1,969	1,986	206
191622860.SRDLC, 15.49%, 2/8/2026 (a)(n)(r)	Lending Club	8/10/2022	937	937	750
191628206.SRDLC, 28.99%, 8/16/2027 (a)(r)	Lending Club	8/18/2022	10,197	10,197	10,814
191628288.SRDLC, 30.99%, 7/20/2026 (a)(r)	Lending Club	7/22/2022	1,161	1,164	1,196
191657624.SRDLC, 30.99%, 2/20/2026 (a)(r)	Lending Club	7/22/2022	303	303	303
191666463.SRDLC, 23.99%, 8/16/2027 (a)(n)(r)	Lending Club	8/09/2022	3,284	3,284	3,325
191680560.SRDLC, 23.49%, 7/28/2027 (a)(r)	Lending Club	7/27/2022	5,394	5,421	5,704
191694452.SRDLC, 30.99%, 7/25/2027 (a)(n)(r)	Lending Club	7/27/2022	2,901	2,901	304
191705506.SRDLC, 17.99%, 9/22/2025 (a)(n)(r)(s)	Lending Club	7/26/2022	418	422	44
191744435.SRDLC, 25.74%, 7/29/2027 (a)(n)(r)	Lending Club	8/02/2022	1,641	1,657	172
191766386.SRDLC, 19.99%, 7/25/2025 (a)(n)(r)(s)	Lending Club	7/27/2022	1,731	1,749	181
191786026.SRDLC, 16.79%, 8/4/2027 (a)(r)	Lending Club	8/08/2022	18,628	18,628	18,495
191786546.SRDLC, 30.99%, 7/7/2027 (a)(r)	Lending Club	7/27/2022	3,384	3,384	3,555
191793460.SRDLC, 24.99%, 7/25/2025 (a)(n)(r)(s)	Lending Club	7/27/2022	616	622	65
191813026.SRDLC, 20.99%, 7/1/2027 (a)(n)(r)	Lending Club	7/29/2022	2,721	2,733	2,787
191814695.SRDLC, 29.49%, 8/3/2026 (a)(r)	Lending Club	8/05/2022	3,132	3,141	3,202
191816048.SRDLC, 26.49%, 8/9/2027 (a)(r)	Lending Club	7/27/2022	2,728	2,728	2,739
191831931.SRDLC, 22.49%, 8/5/2027 (a)(r)	Lending Club	7/29/2022	3,055	3,069	3,129
191837686.SRDLC, 27.99%, 8/1/2025 (a)(n)(r)(s)	Lending Club	8/03/2022	3,480	3,515	365
191847136.SRDLC, 16.49%, 7/25/2025 (a)(n)(r)(s)	Lending Club	7/27/2022	4,315	4,315	452
191849583.SRDLC, 13.19%, 8/1/2027 (a)(r)	Lending Club	7/27/2022	7,611	7,611	7,616
191860902.SRDLC, 30.99%, 7/28/2025 (a)(n)(r)(s)	Lending Club	8/01/2022	2,572	2,598	270
191871219.SRDLC, 30.99%, 8/10/2027 (a)(n)(r)	Lending Club	8/03/2022	4,147	4,188	435
191907225.SRDLC, 14.54%, 8/5/2025 (a)(n)(r)(s)	Lending Club	8/09/2022	7,485	7,560	784
191935262.SRDLC, 23.99%, 8/20/2027 (a)(r)	Lending Club	8/05/2022	4,748	4,748	4,843
191981138.SRDLC, 30.99%, 8/8/2027 (a)(r)	Lending Club	8/03/2022	8,358	8,401	8,845
191990878.SRDLC, 16.99%, 8/15/2027 (a)(n)(r)	Lending Club	8/17/2022	12,268	12,268	1,286
192010930.SRDLC, 30.99%, 8/8/2026 (a)(r)	Lending Club	8/10/2022	478	478	490
192020118.SRDLC, 30.99%, 1/23/2028 (a)(n)(r)	Lending Club	8/25/2022	11,757	11,875	12,431
192023144.SRDLC, 23.99%, 8/30/2027 (a)(r)	Lending Club	8/11/2022	5,137	5,137	5,264
192027703.SRDLC, 14.19%, 3/2/2028 (a)(r)	Lending Club	8/04/2022	3,568	3,568	3,544
192046955.SRDLC, 24.49%, 8/19/2025 (a)(n)(r)(s)	Lending Club	8/23/2022	3,720	3,720	390
192047796.SRDLC, 30.99%, 8/19/2027 (a)(n)(r)	Lending Club	8/23/2022	22,289	22,289	2,336
192054809.SRDLC, 13.19%, 2/12/2028 (a)(r)	Lending Club	8/05/2022	6,580	6,580	6,628
192063849.SRDLC, 23.49%, 8/23/2027 (a)(r)	Lending Club	8/23/2022	9,863	9,863	9,848
192075255.SRDLC, 23.99%, 8/3/2027 (a)(r)	Lending Club	8/05/2022	5,282	5,282	5,356
192078630.SRDLC, 26.49%, 8/10/2026 (a)(n)(r)	Lending Club	8/12/2022	2,539	2,564	266
192088574.SRDLC, 14.19%, 8/15/2027 (a)(n)(r)	Lending Club	8/08/2022	12,381	12,381	1,298
192095084.SRDLC, 23.99%, 8/4/2027 (a)(r)	Lending Club	8/08/2022	6,605	6,605	6,682
192107400.SRDLC, 16.49%, 9/8/2025 (a)(n)(r)(s)	Lending Club	8/10/2022	800	800	84
192131702.SRDLC, 19.69%, 8/15/2027 (a)(r)	Lending Club	8/05/2022	7,421	7,422	7,366
192143725.SRDLC, 23.99%, 8/5/2027 (a)(n)(r)	Lending Club	8/09/2022	999	999	1,014

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

42	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
192165868.SRDLC, 30.99%, 8/19/2027 (a)(n)(r)	Lending Club	8/10/2022	$6,533	$6,599	$685
192173279.SRDLC, 27.99%, 2/15/2026 (a)(n)(r)	Lending Club	8/17/2022	2,744	2,744	2,195
192192717.SRDLC, 10.99%, 8/10/2027 (a)(r)	Lending Club	8/12/2022	5,607	5,607	5,557
192193246.SRDLC, 16.99%, 8/8/2025 (a)(n)(r)(s)	Lending Club	8/10/2022	597	603	63
192200565.SRDLC, 24.99%, 8/21/2025 (a)(n)(r)(s)	Lending Club	8/10/2022	250	253	26
192235260.SRDLC, 23.99%, 8/8/2027 (a)(r)	Lending Club	8/10/2022	4,496	4,496	4,556
192237494.SRDLC, 20.49%, 8/25/2027 (a)(r)	Lending Club	8/12/2022	3,018	3,018	3,054
192238273.SRDLC, 30.99%, 8/5/2025 (a)(n)(r)(s)	Lending Club	9/01/2022	1,450	1,464	152
192252952.SRDLC, 29.49%, 5/17/2028 (a)(r)	Lending Club	8/10/2022	4,066	4,066	4,301
192266752.SRDLC, 16.49%, 8/13/2027 (a)(r)	Lending Club	8/10/2022	4,902	4,902	4,926
192281994.SRDLC, 23.99%, 8/9/2027 (a)(n)(r)	Lending Club	8/11/2022	628	628	66
192292011.SRDLC, 28.99%, 8/8/2026 (a)(r)	Lending Club	8/10/2022	560	562	575
192292509.SRDLC, 18.49%, 8/24/2025 (a)(n)(r)(s)	Lending Club	8/11/2022	3,854	3,854	404
192294945.SRDLC, 20.99%, 8/26/2027 (a)(r)	Lending Club	8/30/2022	3,825	3,843	3,986
192306426.SRDLC, 19.99%, 8/26/2025 (a)(n)(r)(s)	Lending Club	8/30/2022	2,111	2,132	221
192333305.SRDLC, 23.99%, 8/16/2027 (a)(r)	Lending Club	8/12/2022	7,743	7,743	7,875
192333734.SRDLC, 30.49%, 9/17/2027 (a)(n)(r)	Lending Club	9/07/2022	5,448	5,448	571
192338100.SRDLC, 14.69%, 8/11/2027 (a)(n)(r)	Lending Club	8/15/2022	5,650	5,650	4,008
192359015.SRDLC, 13.99%, 12/20/2028 (a)(n)(r)	Lending Club	8/12/2022	5,622	5,622	1,193
192367518.SRDLC, 13.39%, 12/11/2025 (a)(n)(r)	Lending Club	8/15/2022	19,158	19,158	2,008
192370079.SRDLC, 30.49%, 8/20/2027 (a)(n)(r)	Lending Club	8/12/2022	7,348	7,391	7,763
192373124.SRDLC, 30.99%, 8/30/2026 (a)(n)(r)	Lending Club	9/01/2022	347	350	36
192379595.SRDLC, 13.99%, 8/15/2027 (a)(r)	Lending Club	8/17/2022	7,186	7,186	7,126
192388823.SRDLC, 22.24%, 8/11/2025 (a)(n)(r)(s)	Lending Club	8/15/2022	3,106	3,138	326
192400720.SRDLC, 22.99%, 8/14/2027 (a)(n)(r)	Lending Club	8/16/2022	4,721	4,721	495
192413613.SRDLC, 20.99%, 11/11/2024 (a)(n)(r)(s)	Lending Club	8/15/2022	252	255	26
192420352.SRDLC, 15.00%, 3/27/2028 (a)(r)	Lending Club	8/16/2022	20,169	20,169	17,144
192428920.SRDLC, 16.24%, 2/18/2028 (a)(r)	Lending Club	8/22/2022	8,497	8,497	8,386
192431792.SRDLC, 21.49%, 8/15/2027 (a)(r)	Lending Club	8/17/2022	4,933	4,933	5,004
192441361.SRDLC, 28.99%, 2/25/2028 (a)(n)(r)	Lending Club	8/24/2022	8,328	8,328	1,455
192448747.SRDLC, 23.99%, 8/15/2025 (a)(n)(r)(s)	Lending Club	8/17/2022	1,292	1,292	135
192479865.SRDLC, 23.74%, 2/28/2026 (a)(r)	Lending Club	8/19/2022	2,889	2,889	412
192512046.SRDLC, 24.99%, 8/29/2027 (a)(r)	Lending Club	8/31/2022	2,054	2,054	2,112
192514171.SRDLC, 7.59%, 11/15/2025 (a)(r)	Lending Club	8/17/2022	339	339	41
192526019.SRDLC, 28.49%, 4/2/2028 (a)(n)(r)	Lending Club	8/23/2022	5,043	5,043	529
192545623.SRDLC, 25.74%, 8/17/2027 (a)(r)	Lending Club	8/19/2022	5,698	5,698	5,818
192565665.SRDLC, 28.99%, 3/30/2028 (a)(n)(r)	Lending Club	8/24/2022	10,173	10,173	10,853
192590629.SRDLC, 30.99%, 9/2/2025 (a)(n)(r)(s)	Lending Club	8/23/2022	1,658	1,675	174
192607073.SRDLC, 29.99%, 8/19/2027 (a)(n)(r)	Lending Club	8/23/2022	6,305	6,305	661
192608111.SRDLC, 23.49%, 8/17/2027 (a)(r)	Lending Club	8/19/2022	4,040	4,060	4,287
192613924.SRDLC, 19.94%, 8/30/2027 (a)(r)	Lending Club	8/22/2022	12,872	12,872	13,057
192622579.SRDLC, 16.49%, 8/23/2027 (a)(r)	Lending Club	8/23/2022	11,235	11,235	11,199
192629073.SRDLC, 32.39%, 8/29/2027 (a)(r)	Lending Club	8/23/2022	8,505	8,552	9,129
192634375.SRDLC, 13.99%, 4/17/2026 (a)(r)	Lending Club	8/19/2022	7,554	7,554	2,534
192646300.SRDLC, 30.99%, 4/26/2026 (a)(n)(r)	Lending Club	8/30/2022	2,599	2,625	272
192662590.SRDLC, 26.49%, 8/4/2025 (a)(n)(r)(s)	Lending Club	8/23/2022	2,828	2,828	296
192668976.SRDLC, 22.49%, 8/22/2027 (a)(n)(r)	Lending Club	8/24/2022	3,594	3,594	377
192671256.SRDLC, 32.39%, 8/17/2027 (a)(r)	Lending Club	8/23/2022	10,993	10,993	11,692
192691765.SRDLC, 30.99%, 8/28/2025 (a)(n)(r)(s)	Lending Club	8/23/2022	815	823	85
192694190.SRDLC, 21.99%, 8/19/2028 (a)(r)	Lending Club	8/23/2022	107	107	107
192702036.SRDLC, 26.49%, 8/19/2027 (a)(r)	Lending Club	8/23/2022	6,272	6,272	6,390
192708355.SRDLC, 32.39%, 8/23/2027 (a)(r)	Lending Club	8/23/2022	10,501	10,571	11,234

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	43

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
192759832.SRDLC, 22.99%, 8/31/2027 (a)(n)(r)	Lending Club	8/24/2022	$12,209	$12,210	$12,475
192766943.SRDLC, 22.99%, 8/29/2027 (a)(r)	Lending Club	8/31/2022	9,037	9,079	9,644
192771675.SRDLC, 25.99%, 8/22/2027 (a)(r)	Lending Club	8/24/2022	8,831	8,831	9,041
192776777.SRDLC, 30.74%, 11/11/2025 (a)(r)	Lending Club	9/01/2022	77	77	76
192780614.SRDLC, 23.99%, 8/30/2027 (a)(r)	Lending Club	8/24/2022	2,575	2,588	2,746
192789922.SRDLC, 25.99%, 4/6/2028 (a)(r)	Lending Club	9/08/2022	7,985	7,985	8,001
192796294.SRDLC, 9.09%, 9/1/2025 (a)(n)(r)(s)	Lending Club	9/06/2022	3,230	3,230	339
192810627.SRDLC, 19.94%, 8/23/2025 (a)(n)(r)(s)	Lending Club	8/25/2022	2,446	2,446	256
192817165.SRDLC, 30.99%, 2/22/2028 (a)(n)(r)	Lending Club	8/24/2022	8,503	8,588	891
192822780.SRDLC, 22.49%, 8/22/2025 (a)(n)(r)(s)	Lending Club	8/24/2022	7,398	7,472	775
192846539.SRDLC, 26.49%, 11/23/2025 (a)(n)(r)	Lending Club	8/25/2022	133	134	134
192855200.SRDLC, 28.99%, 8/26/2027 (a)(n)(r)	Lending Club	8/25/2022	2,773	2,773	291
192863062.SRDLC, 30.99%, 1/25/2026 (a)(r)	Lending Club	8/29/2022	1,029	1,029	1,040
192867016.SRDLC, 15.19%, 8/25/2027 (a)(r)	Lending Club	8/29/2022	3,011	3,011	3,044
192876522.SRDLC, 32.39%, 8/25/2027 (a)(r)	Lending Club	8/29/2022	4,447	4,471	4,768
192879657.SRDLC, 15.94%, 8/24/2027 (a)(n)(r)	Lending Club	8/26/2022	7,246	7,246	759
192885568.SRDLC, 26.99%, 11/25/2025 (a)(r)	Lending Club	8/29/2022	224	226	55
192892859.SRDLC, 25.99%, 2/26/2026 (a)(r)	Lending Club	8/30/2022	898	898	905
192924727.SRDLC, 25.24%, 8/26/2027 (a)(n)(r)	Lending Club	8/30/2022	4,671	4,671	490
192930139.SRDLC, 25.24%, 8/26/2027 (a)(n)(r)	Lending Club	8/30/2022	10,286	10,286	1,078
192964543.SRDLC, 32.39%, 7/14/2028 (a)(n)(r)	Lending Club	8/31/2022	12,210	12,319	1,280
192979492.SRDLC, 16.69%, 8/29/2026 (a)(r)	Lending Club	8/31/2022	7,172	7,172	7,235
192982092.SRDLC, 22.24%, 8/29/2027 (a)(r)	Lending Club	8/31/2022	4,230	4,230	4,292
192989933.SRDLC, 14.94%, 8/29/2027 (a)(n)(r)	Lending Club	8/31/2022	14,520	14,520	1,522
192991046.SRDLC, 29.99%, 9/3/2025 (a)(n)(r)(s)	Lending Club	9/02/2022	10,837	10,946	1,136
192995083.SRDLC, 32.39%, 9/6/2027 (a)(n)(r)	Lending Club	9/02/2022	6,557	6,623	687
193005732.SRDLC, 23.99%, 9/2/2027 (a)(n)(r)	Lending Club	8/31/2022	8,454	8,454	2,117
193008719.SRDLC, 25.49%, 8/30/2027 (a)(r)	Lending Club	9/01/2022	6,698	6,698	6,887
193011037.SRDLC, 15.74%, 1/30/2026 (a)(r)	Lending Club	9/01/2022	693	693	694
193015947.SRDLC, 23.74%, 1/30/2026 (a)(r)	Lending Club	9/01/2022	439	439	443
193025123.SRDLC, 18.74%, 8/29/2025 (a)(n)(r)(s)	Lending Club	8/31/2022	5,156	5,208	540
193049189.SRDLC, 25.49%, 8/29/2025 (a)(n)(r)(s)	Lending Club	8/31/2022	2,854	2,882	299
193051392.SRDLC, 24.99%, 9/16/2027 (a)(r)	Lending Club	9/20/2022	10,773	10,716	10,990
193051775.SRDLC, 24.49%, 9/1/2027 (a)(r)	Lending Club	9/12/2022	2,858	2,830	2,883
193067174.SRDLC, 10.79%, 9/3/2025 (a)(n)(r)(s)	Lending Club	8/31/2022	10,637	10,637	1,115
193070371.SRDLC, 30.99%, 5/25/2028 (a)(r)	Lending Club	9/16/2022	3,984	4,024	4,179
193081235.SRDLC, 16.19%, 8/29/2027 (a)(n)(r)	Lending Club	8/31/2022	4,255	4,255	446
193085767.SRDLC, 27.74%, 11/30/2025 (a)(r)	Lending Club	9/01/2022	383	387	155
193085811.SRDLC, 22.49%, 8/31/2027 (a)(r)	Lending Club	9/02/2022	3,485	3,470	3,538
193088858.SRDLC, 28.99%, 8/30/2027 (a)(r)	Lending Club	9/01/2022	5,901	5,938	6,347
193107288.SRDLC, 23.99%, 8/31/2027 (a)(n)(r)	Lending Club	9/02/2022	14,806	14,806	1,552
193109985.SRDLC, 32.39%, 9/9/2027 (a)(n)(r)	Lending Club	9/08/2022	2,706	2,713	284
193110550.SRDLC, 22.99%, 7/15/2026 (a)(r)	Lending Club	9/01/2022	2,675	2,702	2,140
193120148.SRDLC, 28.99%, 8/31/2027 (a)(n)(r)	Lending Club	9/02/2022	12,775	12,903	1,339
193132810.SRDLC, 24.49%, 8/31/2027 (a)(r)	Lending Club	9/02/2022	4,878	4,903	5,208
193178153.SRDLC, 9.59%, 9/7/2027 (a)(r)	Lending Club	9/09/2022	7,932	7,932	7,839
193178177.SRDLC, 17.19%, 9/21/2027 (a)(n)(r)	Lending Club	9/08/2022	15,019	15,019	15,103
193185229.SRDLC, 30.99%, 9/22/2027 (a)(n)(r)	Lending Club	9/09/2022	3,478	3,486	364
193225539.SRDLC, 32.39%, 9/15/2027 (a)(n)(r)	Lending Club	9/07/2022	7,455	7,473	781
193287070.SRDLC, 18.19%, 9/11/2026 (a)(r)	Lending Club	9/08/2022	752	750	762
193294673.SRDLC, 20.44%, 9/20/2027 (a)(n)(r)	Lending Club	9/08/2022	10,136	10,136	1,062
193322974.SRDLC, 31.74%, 9/7/2027 (a)(n)(r)	Lending Club	9/09/2022	3,448	3,456	361

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

44	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
193330824.SRDLC, 22.74%, 10/11/2027 (a)(n)(r)	Lending Club	10/13/2022	$7,720	$7,681	$7,840
193341840.SRDLC, 32.39%, 9/15/2027 (a)(n)(r)	Lending Club	9/29/2022	7,091	7,162	743
193348242.SRDLC, 25.49%, 9/7/2027 (a)(r)	Lending Club	9/09/2022	4,279	4,301	4,521
193378827.SRDLC, 15.99%, 9/27/2025 (a)(n)(r)(s)	Lending Club	9/14/2022	8,444	8,360	885
193402913.SRDLC, 26.49%, 9/16/2025 (a)(n)(r)(s)	Lending Club	9/20/2022	2,091	2,070	219
193413820.SRDLC, 32.39%, 10/25/2027 (a)(n)(r)	Lending Club	9/13/2022	4,666	4,713	—
193432417.SRDLC, 13.69%, 9/15/2025 (a)(n)(r)(s)	Lending Club	9/14/2022	19,431	19,236	2,036
193491097.SRDLC, 25.49%, 4/12/2028 (a)(r)	Lending Club	9/14/2022	3,932	3,961	4,111
193514957.SRDLC, 24.99%, 9/20/2027 (a)(r)	Lending Club	9/19/2022	17,062	16,972	17,394
193519115.SRDLC, 30.99%, 1/19/2026 (a)(n)(r)	Lending Club	9/14/2022	1,789	1,807	188
193543089.SRDLC, 25.19%, 9/27/2027 (a)(r)	Lending Club	9/29/2022	5,141	5,089	5,254
193602909.SRDLC, 24.49%, 9/15/2027 (a)(r)	Lending Club	9/19/2022	4,762	4,786	5,053
193639194.SRDLC, 20.49%, 9/19/2027 (a)(n)(r)	Lending Club	9/21/2022	6,245	6,182	654
193640201.SRDLC, 32.39%, 9/19/2027 (a)(r)	Lending Club	9/21/2022	1,136	1,126	1,137
193645928.SRDLC, 19.49%, 4/1/2028 (a)(r)	Lending Club	9/20/2022	1,486	1,486	1,506
193696796.SRDLC, 32.39%, 9/16/2027 (a)(r)	Lending Club	9/20/2022	11,484	11,548	12,243
193704775.SRDLC, 20.99%, 10/7/2027 (a)(r)	Lending Club	10/12/2022	4,190	4,195	4,291
193719168.SRDLC, 22.49%, 9/19/2027 (a)(n)(r)	Lending Club	9/21/2022	6,357	6,294	666
193722521.SRDLC, 30.99%, 9/26/2027 (a)(r)	Lending Club	9/27/2022	13,899	13,982	14,872
193814373.SRDLC, 30.99%, 1/21/2026 (a)(n)(r)	Lending Club	9/23/2022	591	597	62
193845623.SRDLC, 20.24%, 9/30/2027 (a)(n)(r)	Lending Club	9/28/2022	5,808	5,750	609
193847911.SRDLC, 20.19%, 9/23/2025 (a)(n)(r)(s)	Lending Club	9/27/2022	1,180	1,168	124
193897869.SRDLC, 23.49%, 9/26/2027 (a)(n)(r)	Lending Club	9/28/2022	9,705	9,608	1,017
193900889.SRDLC, 22.49%, 9/26/2027 (a)(r)	Lending Club	9/28/2022	10,555	10,500	10,687
193919332.SRDLC, 30.99%, 10/31/2025 (a)(n)(r)(s)	Lending Club	10/19/2022	4,530	4,485	475
193939471.SRDLC, 32.39%, 10/14/2027 (a)(r)	Lending Club	10/11/2022	3,963	3,971	4,195
193940880.SRDLC, 22.49%, 9/26/2027 (a)(r)	Lending Club	9/28/2022	10,348	10,294	10,477
193956137.SRDLC, 24.99%, 10/27/2027 (a)(n)(r)	Lending Club	10/07/2022	16,665	16,832	1,747
193981563.SRDLC, 25.49%, 9/26/2027 (a)(r)	Lending Club	9/28/2022	4,653	4,628	4,769
193990313.SRDLC, 27.99%, 9/26/2025 (a)(n)(r)(s)	Lending Club	9/28/2022	1,677	1,694	176
193993362.SRDLC, 23.99%, 9/26/2027 (a)(r)	Lending Club	9/28/2022	8,437	8,478	8,977
193996097.SRDLC, 22.99%, 9/26/2025 (a)(n)(r)(s)	Lending Club	9/28/2022	1,346	1,359	141
194006210.SRDLC, 19.99%, 10/15/2027 (a)(r)	Lending Club	10/06/2022	9,505	9,435	9,557
194073006.SRDLC, 25.99%, 9/5/2027 (a)(n)(r)	Lending Club	10/03/2022	3,667	3,648	3,701
194126529.SRDLC, 28.99%, 10/18/2027 (a)(r)	Lending Club	10/20/2022	3,437	3,418	3,655
194158910.SRDLC, 16.49%, 10/19/2027 (a)(r)	Lending Club	10/06/2022	6,945	6,912	6,965
194256083.SRDLC, 26.49%, 10/4/2026 (a)(r)	Lending Club	10/06/2022	2,982	2,984	3,030
194264252.SRDLC, 25.44%, 10/12/2027 (a)(n)(r)	Lending Club	10/14/2022	6,752	6,685	1,715
194279737.SRDLC, 19.24%, 10/4/2026 (a)(n)(r)	Lending Club	10/06/2022	3,252	3,255	3,301
194389850.SRDLC, 22.99%, 11/18/2025 (a)(r)	Lending Club	10/13/2022	67	67	67
194405751.SRDLC, 16.49%, 10/11/2027 (a)(r)	Lending Club	10/13/2022	6,994	6,960	6,937
194424781.SRDLC, 18.49%, 10/21/2024 (a)(n)(r)(s)	Lending Club	10/25/2022	3,077	3,108	322
194431904.SRDLC, 24.49%, 10/11/2027 (a)(n)(r)	Lending Club	10/13/2022	5,471	5,442	5,534
194455826.SRDLC, 21.24%, 10/11/2027 (a)(n)(r)	Lending Club	10/13/2022	11,253	11,140	2,709
194459017.SRDLC, 23.99%, 10/11/2027 (a)(r)	Lending Club	10/13/2022	14,805	14,953	3,682
194479316.SRDLC, 11.29%, 4/14/2026 (a)(r)	Lending Club	11/16/2022	3,489	3,454	1,113
194484669.SRDLC, 20.99%, 10/11/2025 (a)(n)(r)(s)	Lending Club	10/13/2022	778	786	—
194532233.SRDLC, 30.99%, 10/11/2025 (a)(n)(r)(s)	Lending Club	10/13/2022	1,282	1,294	134
194535429.SRDLC, 24.49%, 10/19/2027 (a)(r)	Lending Club	10/21/2022	4,923	4,896	5,001
194541112.SRDLC, 19.94%, 11/3/2025 (a)(r)	Lending Club	11/07/2022	880	868	874
194563879.SRDLC, 26.49%, 4/12/2028 (a)(r)	Lending Club	10/14/2022	10,434	10,529	10,944
194587361.SRDLC, 28.99%, 10/19/2027 (a)(r)	Lending Club	10/21/2022	2,864	2,848	3,048

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	45

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
194593499.SRDLC, 28.99%, 3/19/2026 (a)(r)	Lending Club	10/19/2022	$662	$655	$660
194611665.SRDLC, 12.69%, 10/17/2027 (a)(r)	Lending Club	10/19/2022	10,011	9,964	10,122
194633979.SRDLC, 10.79%, 11/17/2025 (a)(r)	Lending Club	10/19/2022	1,178	1,166	158
194641816.SRDLC, 31.89%, 10/14/2026 (a)(n)(r)	Lending Club	10/18/2022	3,564	3,569	3,665
194662189.SRDLC, 26.99%, 2/17/2026 (a)(n)(r)	Lending Club	10/19/2022	1,604	1,620	168
194678308.SRDLC, 22.49%, 10/17/2027 (a)(n)(r)	Lending Club	10/19/2022	4,796	4,748	503
194699714.SRDLC, 26.49%, 10/17/2025 (a)(n)(r)(s)	Lending Club	10/19/2022	444	440	47
194714833.SRDLC, 22.01%, 10/4/2027 (a)(n)(r)	Lending Club	10/19/2022	3,609	3,645	378
194755673.SRDLC, 24.49%, 10/19/2027 (a)(r)	Lending Club	10/21/2022	3,282	3,264	3,346
194763161.SRDLC, 18.99%, 3/2/2026 (a)(n)(r)	Lending Club	10/20/2022	1,600	1,616	168
194767039.SRDLC, 30.99%, 10/20/2028 (a)(n)(r)	Lending Club	10/24/2022	11,339	11,226	1,188
194773712.SRDLC, 25.99%, 1/21/2025 (a)(n)(r)(s)	Lending Club	10/25/2022	339	342	35
194828658.SRDLC, 14.44%, 3/28/2026 (a)(r)	Lending Club	11/01/2022	2,121	2,100	2,125
194852386.SRDLC, 28.99%, 11/2/2027 (a)(r)	Lending Club	12/01/2022	10,294	10,205	10,835
194871645.SRDLC, 10.99%, 10/15/2027 (a)(r)	Lending Club	10/26/2022	8,328	8,289	8,245
194880827.SRDLC, 19.49%, 10/30/2027 (a)(r)	Lending Club	10/26/2022	3,662	3,645	3,699
194884506.SRDLC, 22.99%, 10/27/2026 (a)(r)	Lending Club	10/26/2022	2,759	2,733	2,811
194899015.SRDLC, 25.49%, 10/24/2027 (a)(r)	Lending Club	10/26/2022	10,807	10,744	11,043
194921409.SRDLC, 30.49%, 10/26/2027 (a)(n)(r)	Lending Club	10/28/2022	5,072	5,117	5,428
194969316.SRDLC, 24.49%, 10/24/2027 (a)(n)(r)	Lending Club	10/26/2022	8,620	8,534	903
194975652.SRDLC, 22.24%, 10/25/2027 (a)(r)	Lending Club	10/27/2022	13,497	13,362	13,595
195004526.SRDLC, 11.19%, 10/27/2026 (a)(n)(r)	Lending Club	10/31/2022	6,969	6,899	730
195008403.SRDLC, 15.94%, 10/4/2027 (a)(n)(r)	Lending Club	10/31/2022	4,857	4,809	509
195016998.SRDLC, 10.49%, 11/29/2025 (a)(r)	Lending Club	12/01/2022	705	695	706
195018882.SRDLC, 19.69%, 3/28/2026 (a)(r)	Lending Club	11/01/2022	892	883	894
195028406.SRDLC, 28.99%, 10/28/2027 (a)(r)	Lending Club	11/01/2022	3,437	3,442	3,691
195096186.SRDLC, 21.99%, 10/27/2025 (a)(n)(r)(s)	Lending Club	10/31/2022	2,703	2,730	283
195123243.SRDLC, 32.39%, 2/27/2028 (a)(n)(r)	Lending Club	10/31/2022	8,042	8,099	8,569
195175667.SRDLC, 27.74%, 10/28/2025 (a)(n)(r)(s)	Lending Club	11/01/2022	2,073	2,078	217
195186093.SRDLC, 16.49%, 11/7/2025 (a)(n)(r)	Lending Club	11/09/2022	5,791	5,733	607
195192111.SRDLC, 30.99%, 11/7/2025 (a)(r)	Lending Club	11/08/2022	115	114	114
195199696.SRDLC, 18.24%, 11/7/2025 (a)(r)	Lending Club	11/09/2022	357	352	355
195252772.SRDLC, 15.19%, 11/7/2027 (a)(n)(r)	Lending Club	11/09/2022	3,220	3,188	337
195262520.SRDLC, 9.59%, 11/7/2027 (a)(r)	Lending Club	11/09/2022	19,008	18,890	18,763
195269918.SRDLC, 25.99%, 11/7/2027 (a)(r)	Lending Club	11/09/2022	3,008	2,979	3,020
195271773.SRDLC, 20.49%, 11/7/2025 (a)(r)	Lending Club	11/09/2022	55	54	54
195283712.SRDLC, 32.39%, 11/2/2027 (a)(r)	Lending Club	11/04/2022	5,119	5,127	5,395
195297116.SRDLC, 14.19%, 11/7/2027 (a)(r)	Lending Club	11/09/2022	2,797	2,769	1,874
195316572.SRDLC, 15.19%, 11/7/2027 (a)(r)	Lending Club	11/09/2022	7,893	7,840	7,910
195343443.SRDLC, 21.49%, 11/30/2027 (a)(r)	Lending Club	11/22/2022	3,571	3,575	3,698
195391011.SRDLC, 31.89%, 11/4/2027 (a)(n)(r)	Lending Club	11/08/2022	3,338	3,346	350
195427018.SRDLC, 32.39%, 11/14/2027 (a)(n)(r)	Lending Club	11/16/2022	5,522	5,467	579
195477282.SRDLC, 23.99%, 11/16/2025 (a)(r)	Lending Club	11/16/2022	318	314	317
195518264.SRDLC, 25.49%, 11/14/2027 (a)(n)(r)	Lending Club	11/16/2022	17,663	17,486	1,851
195620530.SRDLC, 28.99%, 11/28/2025 (a)(r)	Lending Club	11/23/2022	75	74	76
195650327.SRDLC, 25.24%, 11/17/2027 (a)(r)	Lending Club	11/21/2022	19,370	19,223	19,702
195674668.SRDLC, 16.94%, 11/18/2025 (a)(r)	Lending Club	11/22/2022	365	360	365
195694244.SRDLC, 15.79%, 11/6/2027 (a)(n)(r)	Lending Club	11/23/2022	11,267	11,154	9,279
195708074.SRDLC, 20.99%, 11/16/2025 (a)(r)	Lending Club	11/18/2022	243	242	242
195803976.SRDLC, 18.74%, 11/23/2025 (a)(r)	Lending Club	11/28/2022	216	213	216
195822367.SRDLC, 27.99%, 11/17/2025 (a)(r)	Lending Club	11/21/2022	122	122	122
195845073.SRDLC, 29.49%, 11/29/2025 (a)(r)	Lending Club	12/01/2022	149	147	150

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

46	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
195846687.SRDLC, 17.29%, 1/10/2029 (a)(n)(r)	Lending Club	11/29/2022	$15,258	$15,105	$8,854
195851937.SRDLC, 22.99%, 11/29/2027 (a)(n)(r)	Lending Club	12/01/2022	9,701	9,565	1,017
195854400.SRDLC, 25.99%, 11/29/2025 (a)(n)(r)	Lending Club	12/01/2022	4,782	4,715	501
195915447.SRDLC, 5.00%, 11/29/2026 (a)(n)(r)	Lending Club	12/01/2022	4,979	4,912	4,966
195916983.SRDLC, 15.99%, 11/29/2025 (a)(r)	Lending Club	12/01/2022	416	410	417
195917993.SRDLC, 24.24%, 11/29/2026 (a)(n)(r)	Lending Club	12/01/2022	3,567	3,549	3,640
195919396.SRDLC, 17.19%, 12/2/2027 (a)(n)(r)	Lending Club	12/01/2022	6,065	5,980	636
195925885.SRDLC, 12.29%, 11/29/2025 (a)(r)	Lending Club	12/01/2022	330	325	330
195931122.SRDLC, 25.74%, 6/29/2028 (a)(r)	Lending Club	12/01/2022	18,998	18,732	19,177
195935180.SRDLC, 11.79%, 11/30/2025 (a)(r)	Lending Club	12/02/2022	1,047	1,033	1,049
203116318.SRDLC, 26.99%, 8/15/2028 (a)(r)	Lending Club	8/14/2023	4,204	4,114	4,214
203129024.SRDLC, 13.99%, 7/28/2026 (a)(r)	Lending Club	8/04/2023	1,437	1,424	1,428
203172623.SRDLC, 14.24%, 8/7/2026 (a)(r)	Lending Club	8/09/2023	1,929	1,915	1,915
203209922.SRDLC, 22.99%, 8/2/2026 (a)(r)	Lending Club	8/04/2023	8,737	8,651	8,714
203216447.SRDLC, 22.74%, 8/15/2028 (a)(r)	Lending Club	8/04/2023	28,282	27,793	28,075
203246842.SRDLC, 28.49%, 8/14/2026 (a)(r)	Lending Club	8/16/2023	2,933	2,902	2,986
203311377.SRDLC, 9.74%, 8/14/2026 (a)(n)(r)	Lending Club	8/16/2023	3,145	3,067	330
203328742.SRDLC, 19.99%, 8/7/2026 (a)(r)	Lending Club	8/09/2023	340	336	339
203351627.SRDLC, 18.99%, 8/2/2028 (a)(r)	Lending Club	8/04/2023	4,576	4,499	4,484
203372576.SRDLC, 8.24%, 9/1/2026 (a)(n)(r)	Lending Club	8/18/2023	17,853	17,406	1,871
203384876.SRDLC, 15.24%, 8/3/2028 (a)(r)	Lending Club	8/07/2023	19,710	19,391	19,433
203419163.SRDLC, 7.00%, 8/7/2026 (a)(r)	Lending Club	8/09/2023	7,480	7,395	7,418
203419416.SRDLC, 8.24%, 8/4/2026 (a)(n)(r)	Lending Club	8/08/2023	8,400	8,343	8,331
203419446.SRDLC, 32.39%, 8/16/2028 (a)(r)	Lending Club	8/18/2023	11,201	10,950	11,742
203431150.SRDLC, 15.49%, 8/29/2028 (a)(r)	Lending Club	8/31/2023	11,308	11,118	11,217
203437872.SRDLC, 19.99%, 8/7/2026 (a)(r)	Lending Club	8/09/2023	2,887	2,860	2,884
203441299.SRDLC, 9.74%, 8/11/2026 (a)(r)	Lending Club	8/15/2023	9,534	9,465	9,456
203446752.SRDLC, 32.39%, 8/15/2028 (a)(n)(r)	Lending Club	8/17/2023	11,401	11,059	8,241
203447133.SRDLC, 13.74%, 8/9/2026 (a)(r)	Lending Club	8/11/2023	6,400	6,352	6,357
203451595.SRDLC, 20.99%, 8/7/2026 (a)(r)	Lending Club	8/09/2023	1,200	1,188	1,198
203454135.SRDLC, 5.00%, 8/15/2027 (a)(r)	Lending Club	8/09/2023	5,040	4,889	5,045
203454561.SRDLC, 32.39%, 8/22/2028 (a)(r)	Lending Club	8/10/2023	11,564	11,318	12,003
203457275.SRDLC, 30.99%, 8/18/2026 (a)(r)	Lending Club	8/10/2023	580	574	591
203461601.SRDLC, 15.74%, 12/15/2026 (a)(r)	Lending Club	8/10/2023	3,704	3,661	3,657
203474872.SRDLC, 24.74%, 8/11/2028 (a)(n)(r)	Lending Club	8/09/2023	3,932	3,833	412
203479073.SRDLC, 10.74%, 8/7/2028 (a)(r)	Lending Club	8/09/2023	23,352	22,989	23,019
203483431.SRDLC, 14.74%, 12/17/2025 (a)(r)	Lending Club	8/09/2023	303	296	72
203484384.SRDLC, 30.49%, 8/20/2028 (a)(n)(r)	Lending Club	8/15/2023	15,500	15,035	1,624
203486393.SRDLC, 11.49%, 8/18/2028 (a)(r)	Lending Club	8/22/2023	6,351	6,250	6,268
203487312.SRDLC, 21.24%, 9/1/2027 (a)(n)(r)	Lending Club	8/09/2023	24,058	23,722	24,397
203495199.SRDLC, 19.49%, 8/22/2028 (a)(r)	Lending Club	8/09/2023	27,712	27,248	27,180
203499904.SRDLC, 12.99%, 12/18/2028 (a)(n)(r)	Lending Club	8/22/2023	27,801	27,106	27,351
203499985.SRDLC, 10.49%, 8/17/2026 (a)(r)	Lending Club	8/21/2023	2,603	2,583	2,582
203504176.SRDLC, 26.99%, 8/16/2026 (a)(r)	Lending Club	8/11/2023	1,846	1,826	1,878
203504303.SRDLC, 15.24%, 8/16/2028 (a)(r)	Lending Club	8/18/2023	13,140	12,925	12,993
203510721.SRDLC, 14.49%, 8/15/2028 (a)(r)	Lending Club	8/17/2023	3,590	3,532	3,551
203515589.SRDLC, 9.74%, 8/9/2026 (a)(r)	Lending Club	8/11/2023	615	610	610
203516782.SRDLC, 7.24%, 8/10/2026 (a)(r)	Lending Club	8/14/2023	4,797	4,763	4,760
203520321.SRDLC, 10.24%, 8/11/2026 (a)(r)	Lending Club	8/15/2023	4,637	4,603	4,595
203520590.SRDLC, 24.99%, 8/18/2026 (a)(r)	Lending Club	8/22/2023	8,889	8,796	8,958
203521395.SRDLC, 17.24%, 8/22/2028 (a)(r)	Lending Club	8/14/2023	27,107	26,465	26,920
203533345.SRDLC, 11.99%, 8/14/2028 (a)(n)(r)	Lending Club	8/16/2023	13,610	13,270	1,426

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	47

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
203537628.SRDLC, 20.99%, 8/15/2026 (a)(r)	Lending Club	8/16/2023	$412	$408	$412
203545003.SRDLC, 29.99%, 8/20/2026 (a)(n)(r)	Lending Club	8/16/2023	1,125	1,091	199
203548820.SRDLC, 10.99%, 8/14/2028 (a)(r)	Lending Club	8/16/2023	8,856	8,717	8,736
203561448.SRDLC, 10.34%, 8/10/2026 (a)(r)	Lending Club	8/14/2023	4,641	4,607	4,602
203566046.SRDLC, 28.99%, 8/16/2028 (a)(r)	Lending Club	8/18/2023	5,842	5,714	6,136
203567747.SRDLC, 32.39%, 8/16/2028 (a)(n)(r)	Lending Club	8/18/2023	7,321	7,102	767
203570882.SRDLC, 17.24%, 8/16/2028 (a)(r)	Lending Club	8/18/2023	26,730	26,285	26,551
203573713.SRDLC, 29.49%, 8/16/2027 (a)(r)	Lending Club	8/18/2023	1,443	1,417	1,465
203576237.SRDLC, 27.99%, 8/16/2028 (a)(r)	Lending Club	8/18/2023	5,802	5,676	6,098
203592212.SRDLC, 20.99%, 8/25/2026 (a)(r)	Lending Club	8/21/2023	875	866	878
203609082.SRDLC, 12.99%, 8/14/2028 (a)(r)	Lending Club	8/16/2023	16,102	15,845	15,880
203614218.SRDLC, 8.24%, 8/14/2026 (a)(r)	Lending Club	8/16/2023	5,452	5,413	5,409
203623021.SRDLC, 8.24%, 8/24/2026 (a)(r)	Lending Club	8/28/2023	5,452	5,412	5,413
203626028.SRDLC, 7.24%, 8/17/2026 (a)(r)	Lending Club	8/21/2023	3,898	3,869	3,868
203626073.SRDLC, 14.74%, 8/31/2027 (a)(r)	Lending Club	8/23/2023	9,597	9,471	9,631
203633630.SRDLC, 15.49%, 1/14/2029 (a)(n)(r)	Lending Club	8/16/2023	35,776	34,882	6,644
203634690.SRDLC, 20.99%, 2/15/2027 (a)(r)	Lending Club	8/17/2023	2,826	2,774	2,759
203638248.SRDLC, 9.49%, 12/26/2026 (a)(r)	Lending Club	8/23/2023	12,404	12,167	11,101
203645977.SRDLC, 21.24%, 8/14/2028 (a)(r)	Lending Club	8/16/2023	17,253	16,957	17,132
203647546.SRDLC, 18.99%, 9/5/2028 (a)(r)	Lending Club	9/07/2023	13,857	13,572	14,153
203656810.SRDLC, 13.49%, 8/15/2027 (a)(r)	Lending Club	8/17/2023	16,778	16,414	16,849
203666719.SRDLC, 12.73%, 8/29/2026 (a)(r)	Lending Club	8/17/2023	1,809	1,795	1,797
203669529.SRDLC, 7.00%, 8/21/2026 (a)(r)	Lending Club	8/23/2023	5,982	5,938	5,938
203709129.SRDLC, 9.74%, 8/21/2026 (a)(r)	Lending Club	8/23/2023	3,075	3,052	3,052
203711930.SRDLC, 14.24%, 8/21/2026 (a)(r)	Lending Club	8/23/2023	1,125	1,116	1,122
203715269.SRDLC, 7.24%, 8/21/2026 (a)(r)	Lending Club	8/23/2023	1,049	1,042	1,042
203717864.SRDLC, 13.49%, 8/25/2026 (a)(r)	Lending Club	8/23/2023	5,458	5,416	5,414
203732053.SRDLC, 12.49%, 8/25/2026 (a)(r)	Lending Club	8/23/2023	4,288	4,254	4,252
203738755.SRDLC, 10.99%, 8/20/2026 (a)(r)	Lending Club	8/25/2023	621	616	616
203768698.SRDLC, 9.49%, 8/28/2028 (a)(r)	Lending Club	8/30/2023	18,716	18,422	18,474
203779390.SRDLC, 12.99%, 8/22/2027 (a)(r)	Lending Club	8/24/2023	7,839	7,737	7,894
203779740.SRDLC, 13.74%, 8/26/2026 (a)(r)	Lending Club	8/25/2023	1,543	1,530	1,530
203792186.SRDLC, 13.74%, 9/5/2027 (a)(r)	Lending Club	9/07/2023	5,478	5,383	5,497
203810114.SRDLC, 9.49%, 8/28/2026 (a)(r)	Lending Club	8/30/2023	4,172	4,140	4,143
203816676.SRDLC, 15.74%, 8/28/2028 (a)(r)	Lending Club	8/30/2023	13,197	12,978	13,085
203830149.SRDLC, 16.46%, 8/28/2027 (a)(r)	Lending Club	8/30/2023	2,698	2,661	2,710
203830171.SRDLC, 11.24%, 8/31/2028 (a)(n)(r)	Lending Club	8/30/2023	15,878	15,630	15,605
203830989.SRDLC, 20.75%, 9/5/2028 (a)(n)(r)	Lending Club	8/30/2023	10,864	10,593	—
203836638.SRDLC, 11.99%, 9/30/2028 (a)(r)	Lending Club	9/19/2023	9,906	9,746	9,756
203838024.SRDLC, 9.74%, 9/5/2026 (a)(r)	Lending Club	9/07/2023	3,369	3,343	3,337
203853264.SRDLC, 15.49%, 8/28/2026 (a)(r)	Lending Club	8/30/2023	2,713	2,645	2,695
203859318.SRDLC, 10.24%, 8/31/2026 (a)(n)(r)	Lending Club	8/30/2023	9,293	9,220	9,206
203862370.SRDLC, 9.74%, 8/28/2026 (a)(r)	Lending Club	8/30/2023	6,151	6,104	6,108
203875110.SRDLC, 8.99%, 8/29/2026 (a)(r)	Lending Club	8/31/2023	5,647	5,603	5,608
203878978.SRDLC, 7.17%, 9/19/2026 (a)(r)	Lending Club	9/11/2023	4,241	4,208	4,204
203883383.SRDLC, 10.74%, 9/21/2027 (a)(r)	Lending Club	9/18/2023	11,984	11,826	12,053
203901815.SRDLC, 27.99%, 8/29/2028 (a)(n)(r)	Lending Club	8/31/2023	21,585	20,937	2,262
203912524.SRDLC, 9.99%, 9/11/2028 (a)(r)	Lending Club	9/13/2023	15,745	15,494	15,515
203935388.SRDLC, 15.49%, 9/5/2028 (a)(r)	Lending Club	9/07/2023	21,489	20,952	1,361
203936470.SRDLC, 7.24%, 9/11/2026 (a)(r)	Lending Club	9/13/2023	9,372	9,298	9,293
203943135.SRDLC, 16.24%, 9/5/2028 (a)(n)(r)	Lending Club	9/07/2023	8,795	8,575	922
203947876.SRDLC, 12.99%, 9/12/2027 (a)(r)	Lending Club	9/07/2023	9,842	9,712	9,881

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

48	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
203951630.SRDLC, 11.99%, 9/11/2026 (a)(r)	Lending Club	9/13/2023	$3,960	$3,927	$3,918
203951950.SRDLC, 10.74%, 9/10/2027 (a)(r)	Lending Club	9/07/2023	11,210	11,065	11,255
203966956.SRDLC, 15.49%, 9/5/2028 (a)(r)	Lending Club	9/07/2023	8,759	8,613	8,622
203969300.SRDLC, 31.89%, 9/5/2027 (a)(r)	Lending Club	9/07/2023	3,479	3,414	3,499
203970650.SRDLC, 13.49%, 9/8/2026 (a)(r)	Lending Club	9/12/2023	5,590	5,543	5,514
203980955.SRDLC, 26.49%, 2/20/2027 (a)(n)(r)	Lending Club	9/07/2023	4,697	4,557	4,387
203981929.SRDLC, 9.25%, 9/5/2026 (a)(r)	Lending Club	9/07/2023	4,293	4,259	4,252
203986355.SRDLC, 24.99%, 9/6/2026 (a)(n)(r)	Lending Club	9/08/2023	3,937	3,818	413
203986859.SRDLC, 12.49%, 9/5/2028 (a)(n)(r)	Lending Club	9/07/2023	3,993	3,893	418
203987377.SRDLC, 9.74%, 9/6/2026 (a)(r)	Lending Club	9/08/2023	5,054	5,015	5,005
203990508.SRDLC, 30.99%, 9/15/2028 (a)(r)	Lending Club	9/12/2023	4,581	4,478	4,776
204006194.SRDLC, 15.99%, 9/11/2028 (a)(r)	Lending Club	9/13/2023	8,455	8,314	8,372
204006936.SRDLC, 26.99%, 9/5/2026 (a)(r)	Lending Club	9/07/2023	1,960	1,938	1,984
204007369.SRDLC, 6.91%, 9/5/2026 (a)(r)	Lending Club	9/07/2023	6,063	6,017	6,011
204011199.SRDLC, 12.99%, 10/4/2028 (a)(r)	Lending Club	10/06/2023	17,556	17,264	17,205
204011210.SRDLC, 19.49%, 9/11/2026 (a)(r)	Lending Club	9/13/2023	4,797	4,755	4,741
204011230.SRDLC, 12.24%, 9/24/2028 (a)(r)	Lending Club	9/18/2023	26,392	25,962	26,075
204015353.SRDLC, 31.89%, 9/12/2027 (a)(r)	Lending Club	9/07/2023	9,597	9,417	9,671
204015411.SRDLC, 11.74%, 9/8/2026 (a)(r)	Lending Club	9/12/2023	7,557	7,496	7,475
204015417.SRDLC, 8.24%, 9/6/2026 (a)(r)	Lending Club	9/08/2023	4,981	4,942	4,934
204043534.SRDLC, 13.49%, 9/12/2026 (a)(r)	Lending Club	9/14/2023	7,336	7,275	7,241
204050055.SRDLC, 20.99%, 9/8/2026 (a)(n)(r)	Lending Club	9/12/2023	2,466	2,392	—
204052415.SRDLC, 17.49%, 9/14/2026 (a)(r)	Lending Club	9/18/2023	8,698	8,622	8,637
204054285.SRDLC, 13.49%, 9/11/2027 (a)(r)	Lending Club	9/13/2023	5,463	5,335	5,486
204062213.SRDLC, 16.24%, 9/18/2028 (a)(n)(r)	Lending Club	9/20/2023	21,305	20,772	2,233
204065000.SRDLC, 15.49%, 9/12/2028 (a)(r)	Lending Club	9/14/2023	13,745	13,515	13,554
204110223.SRDLC, 14.49%, 9/15/2028 (a)(r)	Lending Club	9/14/2023	12,057	11,857	11,884
204121557.SRDLC, 22.99%, 9/21/2027 (a)(r)	Lending Club	9/25/2023	2,372	2,313	2,407
204122257.SRDLC, 31.89%, 9/15/2027 (a)(r)	Lending Club	9/12/2023	9,663	9,483	9,744
204129331.SRDLC, 8.24%, 9/11/2026 (a)(r)	Lending Club	9/13/2023	3,131	3,106	3,103
204131981.SRDLC, 19.49%, 9/18/2028 (a)(r)	Lending Club	9/20/2023	9,503	9,265	9,338
204134551.SRDLC, 32.39%, 9/11/2028 (a)(r)	Lending Club	9/13/2023	7,614	7,386	7,882
204136163.SRDLC, 24.99%, 9/11/2026 (a)(r)	Lending Club	9/13/2023	387	383	388
204136555.SRDLC, 12.99%, 9/18/2028 (a)(r)	Lending Club	9/20/2023	16,495	16,224	16,257
204137266.SRDLC, 10.26%, 9/18/2028 (a)(r)	Lending Club	9/20/2023	25,768	25,355	25,384
204138929.SRDLC, 14.24%, 9/19/2026 (a)(n)(r)	Lending Club	9/21/2023	5,197	5,067	545
204148665.SRDLC, 17.24%, 9/22/2028 (a)(r)	Lending Club	9/26/2023	27,336	26,869	27,161
204151143.SRDLC, 11.62%, 9/26/2026 (a)(r)	Lending Club	9/28/2023	3,774	3,742	3,744
204166856.SRDLC, 19.24%, 9/20/2028 (a)(r)	Lending Club	9/22/2023	9,025	8,868	8,877
204187223.SRDLC, 32.39%, 9/14/2028 (a)(n)(r)	Lending Club	9/18/2023	7,601	7,428	7,896
204187639.SRDLC, 12.50%, 5/15/2029 (a)(n)(r)	Lending Club	10/12/2023	33,815	32,970	3,544
204191985.SRDLC, 24.99%, 9/14/2026 (a)(n)(r)	Lending Club	9/18/2023	1,262	1,224	132
204204050.SRDLC, 14.24%, 9/29/2026 (a)(r)	Lending Club	10/03/2023	1,055	1,046	1,053
204210805.SRDLC, 15.99%, 9/18/2026 (a)(r)	Lending Club	9/20/2023	3,574	3,537	3,568
204214468.SRDLC, 30.99%, 12/6/2027 (a)(r)	Lending Club	10/11/2023	10,874	10,494	10,683
204224192.SRDLC, 9.99%, 9/21/2027 (a)(r)	Lending Club	9/25/2023	7,932	7,827	7,938
204225759.SRDLC, 10.74%, 10/3/2028 (a)(r)	Lending Club	10/05/2023	16,566	16,296	16,280
204230106.SRDLC, 29.99%, 9/30/2027 (a)(r)	Lending Club	9/20/2023	5,302	5,203	5,280
204263898.SRDLC, 9.49%, 10/15/2027 (a)(r)	Lending Club	10/13/2023	7,951	7,845	7,941
204269082.SRDLC, 8.24%, 9/25/2026 (a)(r)	Lending Club	9/27/2023	2,490	2,470	2,470
204271092.SRDLC, 10.34%, 9/25/2028 (a)(r)	Lending Club	9/27/2023	24,755	24,356	24,431
204271776.SRDLC, 10.94%, 9/25/2027 (a)(n)(r)	Lending Club	9/27/2023	14,410	14,218	14,416

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	49

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
204288094.SRDLC, 14.49%, 10/11/2026 (a)(r)	Lending Club	10/05/2023	$3,842	$3,807	$3,794
204292640.SRDLC, 21.49%, 9/19/2026 (a)(r)	Lending Club	9/21/2023	1,127	1,114	1,130
204292960.SRDLC, 32.39%, 9/19/2028 (a)(r)	Lending Club	9/21/2023	11,401	11,141	11,944
204295212.SRDLC, 9.24%, 9/20/2026 (a)(r)	Lending Club	9/29/2023	6,996	6,937	6,938
204310629.SRDLC, 30.99%, 9/28/2026 (a)(r)	Lending Club	9/22/2023	4,151	4,101	4,255
204322219.SRDLC, 22.99%, 10/12/2028 (a)(n)(r)	Lending Club	10/11/2023	4,478	4,322	2,965
204323494.SRDLC, 15.00%, 1/16/2027 (a)(r)	Lending Club	10/18/2023	1,599	1,546	1,552
204334194.SRDLC, 27.49%, 9/21/2026 (a)(r)	Lending Club	9/25/2023	3,560	3,518	3,644
204334859.SRDLC, 15.49%, 10/12/2028 (a)(r)	Lending Club	10/05/2023	11,235	11,044	11,001
204351331.SRDLC, 22.99%, 9/27/2026 (a)(r)	Lending Club	9/27/2023	9,557	9,448	9,646
204354172.SRDLC, 28.49%, 10/7/2026 (a)(r)	Lending Club	9/28/2023	4,397	4,265	245
204356087.SRDLC, 21.99%, 9/28/2026 (a)(r)	Lending Club	9/27/2023	3,797	3,753	3,814
204357965.SRDLC, 10.46%, 10/3/2027 (a)(r)	Lending Club	10/05/2023	9,382	9,256	9,399
204368204.SRDLC, 24.74%, 10/13/2026 (a)(r)	Lending Club	10/17/2023	835	826	834
204377853.SRDLC, 10.49%, 10/5/2027 (a)(r)	Lending Club	10/10/2023	3,661	3,612	3,672
204379080.SRDLC, 10.12%, 10/12/2026 (a)(r)	Lending Club	10/16/2023	2,204	2,185	2,182
204381183.SRDLC, 30.99%, 9/28/2026 (a)(r)	Lending Club	10/02/2023	2,443	2,408	2,511
204384797.SRDLC, 13.49%, 10/4/2027 (a)(r)	Lending Club	10/06/2023	22,663	22,350	22,699
204404676.SRDLC, 28.99%, 11/25/2025 (a)(r)	Lending Club	9/27/2023	295	286	116
204435865.SRDLC, 11.62%, 10/10/2026 (a)(r)	Lending Club	10/12/2023	8,941	8,861	8,829
204441168.SRDLC, 16.99%, 10/6/2028 (a)(r)	Lending Club	10/11/2023	4,879	4,795	4,788
204456266.SRDLC, 13.74%, 10/10/2026 (a)(n)(r)	Lending Club	10/12/2023	7,254	7,072	760
204466314.SRDLC, 32.39%, 10/19/2028 (a)(r)	Lending Club	10/23/2023	4,638	4,512	4,855
204468340.SRDLC, 8.24%, 10/10/2026 (a)(r)	Lending Club	10/12/2023	5,416	5,369	5,359
204469648.SRDLC, 30.49%, 10/7/2028 (a)(n)(r)	Lending Club	11/01/2023	8,266	8,049	8,518
204471173.SRDLC, 32.39%, 10/4/2028 (a)(r)	Lending Club	10/06/2023	9,280	9,031	9,551
204471480.SRDLC, 26.99%, 2/3/2027 (a)(n)(r)	Lending Club	10/05/2023	2,798	2,702	2,239
204508979.SRDLC, 22.49%, 10/24/2026 (a)(r)	Lending Club	10/25/2023	4,515	4,451	4,525
204517405.SRDLC, 30.49%, 10/2/2028 (a)(r)	Lending Club	10/04/2023	4,664	4,541	4,660
204517947.SRDLC, 27.49%, 10/19/2028 (a)(r)	Lending Club	10/06/2023	15,389	14,999	15,894
204532190.SRDLC, 30.99%, 10/3/2026 (a)(r)	Lending Club	10/05/2023	1,036	1,021	1,048
204533254.SRDLC, 32.39%, 11/20/2028 (a)(r)	Lending Club	11/14/2023	4,467	4,347	4,625
204534263.SRDLC, 22.99%, 10/3/2026 (a)(r)	Lending Club	10/05/2023	1,234	1,217	1,234
204537671.SRDLC, 12.99%, 10/1/2026 (a)(r)	Lending Club	10/13/2023	5,589	5,538	5,513
204540186.SRDLC, 31.89%, 10/30/2027 (a)(n)(r)	Lending Club	11/01/2023	3,223	3,152	3,297
204557255.SRDLC, 30.99%, 10/6/2026 (a)(r)	Lending Club	10/10/2023	3,079	3,033	3,112
204559321.SRDLC, 20.99%, 10/5/2026 (a)(r)	Lending Club	10/10/2023	1,618	1,597	1,614
204560285.SRDLC, 24.49%, 11/12/2025 (a)(r)	Lending Club	11/14/2023	304	294	304
204562846.SRDLC, 24.99%, 10/6/2026 (a)(r)	Lending Club	10/11/2023	1,255	1,237	1,256
204565547.SRDLC, 32.39%, 10/12/2028 (a)(r)	Lending Club	10/10/2023	8,664	8,361	8,996
204575583.SRDLC, 25.99%, 10/4/2026 (a)(n)(r)	Lending Club	10/16/2023	4,129	4,004	4,132
204583517.SRDLC, 24.49%, 10/6/2027 (a)(n)(r)	Lending Club	10/11/2023	724	708	717
204587454.SRDLC, 32.39%, 10/20/2028 (a)(r)	Lending Club	10/19/2023	19,450	18,924	20,224
204588836.SRDLC, 28.99%, 11/18/2025 (a)(r)	Lending Club	10/20/2023	43	41	43
204588997.SRDLC, 12.74%, 10/16/2028 (a)(r)	Lending Club	10/18/2023	20,215	19,876	19,928
204594269.SRDLC, 21.49%, 10/10/2026 (a)(r)	Lending Club	10/12/2023	5,485	5,410	5,478
204602413.SRDLC, 15.99%, 10/13/2026 (a)(r)	Lending Club	10/17/2023	2,131	2,103	2,123
204607632.SRDLC, 26.49%, 6/15/2027 (a)(r)	Lending Club	10/12/2023	10,876	10,499	2,889
204610980.SRDLC, 20.99%, 10/10/2026 (a)(r)	Lending Club	10/12/2023	487	473	485
204611663.SRDLC, 30.99%, 10/15/2026 (a)(r)	Lending Club	10/12/2023	2,218	2,185	2,255
204617295.SRDLC, 13.99%, 10/13/2027 (a)(r)	Lending Club	10/17/2023	3,701	3,628	3,711
204622779.SRDLC, 15.00%, 2/25/2027 (a)(n)(r)	Lending Club	10/12/2023	12,658	12,250	11,895

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

50	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
204629248.SRDLC, 15.49%, 10/13/2028 (a)(r)	Lending Club	10/17/2023	$2,756	$2,708	$2,709
204637099.SRDLC, 32.39%, 11/25/2028 (a)(n)(r)	Lending Club	11/15/2023	10,753	10,380	11,092
204647611.SRDLC, 25.99%, 10/11/2026 (a)(r)	Lending Club	10/13/2023	2,109	2,078	2,115
204650247.SRDLC, 30.99%, 10/16/2026 (a)(r)	Lending Club	10/18/2023	2,111	2,079	2,147
204652983.SRDLC, 32.39%, 10/17/2028 (a)(r)	Lending Club	10/16/2023	5,625	5,474	5,840
204653543.SRDLC, 20.99%, 10/30/2026 (a)(r)	Lending Club	11/01/2023	2,427	2,393	2,445
204658916.SRDLC, 31.89%, 11/20/2027 (a)(n)(r)	Lending Club	11/15/2023	7,349	7,092	1,260
204659474.SRDLC, 8.24%, 10/16/2026 (a)(r)	Lending Club	10/18/2023	9,980	9,882	9,873
204660104.SRDLC, 19.99%, 10/17/2028 (a)(r)	Lending Club	10/13/2023	17,358	16,927	17,733
204670065.SRDLC, 26.49%, 10/10/2026 (a)(n)(r)	Lending Club	10/27/2023	1,313	1,267	138
204670221.SRDLC, 19.49%, 10/19/2026 (a)(r)	Lending Club	10/23/2023	1,398	1,379	1,403
204672903.SRDLC, 21.49%, 3/12/2026 (a)(r)	Lending Club	10/16/2023	2,167	2,091	2,174
204673717.SRDLC, 10.49%, 10/21/2026 (a)(r)	Lending Club	10/18/2023	13,337	13,218	13,171
204673769.SRDLC, 32.39%, 10/27/2028 (a)(n)(r)	Lending Club	10/25/2023	8,368	8,075	877
204674882.SRDLC, 31.89%, 10/20/2027 (a)(r)	Lending Club	10/24/2023	10,225	9,867	2,787
204678905.SRDLC, 22.99%, 10/28/2026 (a)(r)	Lending Club	10/17/2023	10,656	10,508	10,741
204680377.SRDLC, 26.49%, 10/18/2026 (a)(r)	Lending Club	10/16/2023	2,153	2,123	2,161
204682690.SRDLC, 28.49%, 10/13/2028 (a)(r)	Lending Club	10/17/2023	6,795	6,616	7,102
204684311.SRDLC, 31.89%, 10/13/2027 (a)(r)	Lending Club	10/17/2023	1,411	1,361	1,088
204685321.SRDLC, 7.24%, 10/17/2026 (a)(r)	Lending Club	10/19/2023	3,219	3,191	3,190
204685459.SRDLC, 32.39%, 10/15/2028 (a)(n)(r)	Lending Club	10/17/2023	4,389	4,235	460
204691132.SRDLC, 14.24%, 11/24/2027 (a)(r)	Lending Club	11/13/2023	23,870	23,517	23,918
204692078.SRDLC, 32.39%, 10/16/2028 (a)(r)	Lending Club	10/18/2023	15,460	15,042	16,134
204692447.SRDLC, 30.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2023	3,529	3,476	3,588
204695288.SRDLC, 30.99%, 10/16/2026 (a)(r)	Lending Club	10/18/2023	4,827	4,754	4,923
204697173.SRDLC, 25.99%, 11/20/2026 (a)(r)	Lending Club	11/21/2023	1,912	1,882	1,920
204700848.SRDLC, 19.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	7,760	7,648	7,732
204705127.SRDLC, 25.49%, 11/17/2028 (a)(r)	Lending Club	11/21/2023	5,430	5,287	5,669
204707973.SRDLC, 30.99%, 10/16/2026 (a)(r)	Lending Club	10/18/2023	5,705	5,619	5,818
204710073.SRDLC, 29.49%, 10/25/2028 (a)(r)	Lending Club	10/18/2023	11,577	11,270	12,135
204710527.SRDLC, 25.99%, 2/22/2028 (a)(n)(r)	Lending Club	10/18/2023	14,514	14,006	3,716
204713085.SRDLC, 31.99%, 10/16/2028 (a)(r)	Lending Club	10/18/2023	15,425	15,008	16,100
204717857.SRDLC, 31.89%, 10/31/2027 (a)(r)	Lending Club	10/18/2023	1,621	1,565	1,630
204720778.SRDLC, 20.99%, 10/19/2028 (a)(r)	Lending Club	10/23/2023	25,857	25,299	25,136
204721182.SRDLC, 32.39%, 11/2/2028 (a)(n)(r)	Lending Club	11/06/2023	12,134	11,710	1,272
204725761.SRDLC, 19.99%, 11/20/2028 (a)(r)	Lending Club	11/22/2023	6,108	5,953	6,251
204726884.SRDLC, 14.99%, 10/23/2026 (a)(r)	Lending Club	10/25/2023	5,760	5,684	5,759
204727522.SRDLC, 14.49%, 10/17/2026 (a)(r)	Lending Club	10/19/2023	1,911	1,894	1,895
204730607.SRDLC, 28.49%, 10/17/2028 (a)(r)	Lending Club	10/19/2023	5,285	5,145	5,502
204732244.SRDLC, 32.39%, 11/3/2028 (a)(n)(r)	Lending Club	11/07/2023	18,543	17,894	1,943
204740773.SRDLC, 20.49%, 10/27/2026 (a)(r)	Lending Club	10/31/2023	6,446	6,353	6,489
204742054.SRDLC, 29.99%, 10/19/2026 (a)(r)	Lending Club	10/23/2023	1,306	1,287	1,336
204744165.SRDLC, 31.89%, 10/18/2027 (a)(r)	Lending Club	10/20/2023	4,292	4,186	4,338
204744907.SRDLC, 25.49%, 11/19/2026 (a)(r)	Lending Club	11/21/2023	1,141	1,123	1,146
204746318.SRDLC, 19.99%, 10/31/2026 (a)(n)(r)	Lending Club	10/26/2023	2,427	2,393	2,432
204753016.SRDLC, 29.49%, 11/27/2028 (a)(n)(r)	Lending Club	11/15/2023	20,769	20,042	2,177
204764423.SRDLC, 12.74%, 11/16/2028 (a)(n)(r)	Lending Club	11/20/2023	23,017	22,441	4,854
204769673.SRDLC, 14.24%, 10/20/2028 (a)(r)	Lending Club	10/24/2023	12,278	12,069	12,097
204772978.SRDLC, 20.99%, 11/2/2026 (a)(r)	Lending Club	10/30/2023	3,518	3,468	3,487
204774959.SRDLC, 24.99%, 10/23/2026 (a)(n)(r)	Lending Club	10/25/2023	1,626	1,569	170
204776470.SRDLC, 24.99%, 10/20/2026 (a)(r)	Lending Club	10/24/2023	587	578	590
204780925.SRDLC, 29.49%, 10/30/2028 (a)(r)	Lending Club	10/25/2023	18,472	18,004	19,351

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	51

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
204781074.SRDLC, 23.49%, 11/14/2026 (a)(n)(r)	Lending Club	11/16/2023	$11,627	$11,220	$1,219
204784436.SRDLC, 30.99%, 10/23/2026 (a)(r)	Lending Club	10/25/2023	2,194	2,161	2,248
204786280.SRDLC, 13.49%, 10/23/2027 (a)(r)	Lending Club	10/25/2023	2,833	2,793	2,848
204786911.SRDLC, 11.49%, 11/10/2028 (a)(r)	Lending Club	11/14/2023	17,195	16,904	16,853
204787395.SRDLC, 23.99%, 11/17/2026 (a)(r)	Lending Club	11/15/2023	2,696	2,655	2,701
204788715.SRDLC, 13.62%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	8,991	8,901	8,879
204789670.SRDLC, 14.64%, 10/20/2026 (a)(r)	Lending Club	10/24/2023	10,719	10,618	10,640
204790084.SRDLC, 19.99%, 10/23/2026 (a)(r)	Lending Club	10/25/2023	481	474	483
204790332.SRDLC, 32.39%, 10/23/2028 (a)(r)	Lending Club	10/25/2023	3,867	3,735	4,032
204790872.SRDLC, 23.49%, 10/23/2026 (a)(r)	Lending Club	10/25/2023	3,635	3,581	3,661
204791068.SRDLC, 10.99%, 10/27/2027 (a)(n)(r)	Lending Club	10/31/2023	3,760	3,667	3,756
204793641.SRDLC, 10.19%, 10/23/2027 (a)(r)	Lending Club	10/25/2023	22,022	21,720	22,019
204795406.SRDLC, 12.49%, 10/20/2026 (a)(r)	Lending Club	10/24/2023	939	930	928
204798537.SRDLC, 25.99%, 10/24/2028 (a)(n)(r)	Lending Club	10/26/2023	20,064	19,362	2,103
204799620.SRDLC, 20.99%, 10/24/2026 (a)(r)	Lending Club	10/26/2023	2,467	2,432	2,464
204819660.SRDLC, 30.99%, 10/31/2026 (a)(r)	Lending Club	10/27/2023	6,645	6,515	6,804
204821585.SRDLC, 14.24%, 10/23/2026 (a)(r)	Lending Club	10/25/2023	4,577	4,534	4,544
204827026.SRDLC, 12.99%, 10/26/2026 (a)(r)	Lending Club	10/30/2023	3,773	3,723	3,770
204827760.SRDLC, 21.49%, 11/1/2026 (a)(r)	Lending Club	10/30/2023	1,719	1,695	1,703
204833035.SRDLC, 26.49%, 10/30/2028 (a)(n)(r)	Lending Club	11/01/2023	19,913	19,216	1,227
204833610.SRDLC, 19.00%, 10/23/2028 (a)(r)	Lending Club	10/25/2023	16,978	16,678	16,649
204836877.SRDLC, 20.99%, 10/26/2026 (a)(r)	Lending Club	10/30/2023	809	798	814
204838693.SRDLC, 8.89%, 10/23/2026 (a)(r)	Lending Club	10/25/2023	5,449	5,400	5,393
204843005.SRDLC, 12.24%, 10/25/2027 (a)(r)	Lending Club	10/25/2023	14,036	13,840	14,094
204848035.SRDLC, 22.99%, 10/26/2026 (a)(r)	Lending Club	10/30/2023	2,644	2,606	2,675
204852757.SRDLC, 10.49%, 10/24/2027 (a)(r)	Lending Club	10/26/2023	2,547	2,512	2,546
204854168.SRDLC, 25.49%, 11/9/2026 (a)(r)	Lending Club	11/13/2023	2,432	2,395	2,436
204860745.SRDLC, 31.89%, 11/15/2027 (a)(r)	Lending Club	11/17/2023	10,194	9,877	10,281
204862412.SRDLC, 26.49%, 10/27/2028 (a)(n)(r)	Lending Club	10/31/2023	23,475	22,653	2,460
204862844.SRDLC, 26.99%, 11/8/2026 (a)(r)	Lending Club	11/10/2023	667	656	676
204862989.SRDLC, 24.99%, 11/10/2026 (a)(r)	Lending Club	11/14/2023	449	442	450
204864290.SRDLC, 12.74%, 10/25/2028 (a)(r)	Lending Club	10/27/2023	16,846	16,562	16,631
204866018.SRDLC, 13.24%, 10/27/2026 (a)(n)(r)	Lending Club	10/31/2023	2,153	2,099	226
204867254.SRDLC, 11.74%, 10/26/2028 (a)(r)	Lending Club	10/30/2023	26,777	26,332	26,313
204871983.SRDLC, 9.74%, 11/24/2026 (a)(r)	Lending Club	11/28/2023	4,747	4,700	4,705
204878134.SRDLC, 13.74%, 11/3/2027 (a)(n)(r)	Lending Club	11/07/2023	9,970	9,826	9,972
204880350.SRDLC, 32.39%, 11/15/2028 (a)(r)	Lending Club	11/08/2023	7,967	7,748	8,251
204891575.SRDLC, 27.49%, 10/30/2028 (a)(r)	Lending Club	11/01/2023	18,755	18,274	19,827
204893176.SRDLC, 16.99%, 12/1/2028 (a)(n)(r)	Lending Club	11/29/2023	31,400	30,615	3,291
204893917.SRDLC, 25.49%, 11/16/2028 (a)(r)	Lending Club	11/20/2023	18,856	18,358	19,675
204899155.SRDLC, 22.49%, 11/16/2026 (a)(r)	Lending Club	11/20/2023	2,639	2,600	2,641
204902189.SRDLC, 26.49%, 10/30/2027 (a)(r)	Lending Club	11/01/2023	4,396	4,301	4,503
204903264.SRDLC, 23.99%, 11/6/2026 (a)(n)(r)	Lending Club	11/06/2023	894	881	892
204910003.SRDLC, 12.24%, 10/30/2028 (a)(r)	Lending Club	11/01/2023	2,348	2,310	2,329
204913690.SRDLC, 19.74%, 11/8/2028 (a)(r)	Lending Club	11/10/2023	10,889	10,693	10,564
204918488.SRDLC, 31.89%, 11/6/2027 (a)(r)	Lending Club	11/08/2023	6,716	6,560	6,750
204920573.SRDLC, 19.99%, 11/9/2026 (a)(n)(r)	Lending Club	11/13/2023	18,032	17,401	1,890
204930383.SRDLC, 9.74%, 11/3/2027 (a)(r)	Lending Club	11/14/2023	15,301	15,087	15,280
204938062.SRDLC, 24.49%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	2,682	2,641	2,682
204938682.SRDLC, 22.99%, 11/7/2026 (a)(r)	Lending Club	11/09/2023	2,208	2,175	2,210
204939156.SRDLC, 26.99%, 11/8/2026 (a)(r)	Lending Club	11/10/2023	2,734	2,692	2,777
204945030.SRDLC, 23.99%, 11/2/2026 (a)(r)	Lending Club	11/06/2023	2,538	2,500	2,531

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

52	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
204945531.SRDLC, 26.49%, 11/2/2028 (a)(r)	Lending Club	11/06/2023	$18,944	$18,447	$19,610
204950541.SRDLC, 25.99%, 11/10/2026 (a)(n)(r)	Lending Club	11/06/2023	727	701	76
204950557.SRDLC, 8.24%, 11/10/2025 (a)(r)	Lending Club	11/14/2023	45	44	45
204953638.SRDLC, 10.24%, 11/2/2026 (a)(r)	Lending Club	11/06/2023	5,556	5,504	5,473
204966802.SRDLC, 32.39%, 11/3/2028 (a)(n)(r)	Lending Club	11/07/2023	7,664	7,459	7,894
204966953.SRDLC, 26.99%, 11/10/2027 (a)(n)(r)	Lending Club	11/07/2023	9,999	9,649	1,048
204967306.SRDLC, 28.04%, 11/1/2026 (a)(n)(r)	Lending Club	11/07/2023	5,930	5,722	621
204968495.SRDLC, 15.00%, 6/7/2029 (a)(n)(r)	Lending Club	11/07/2023	10,995	10,621	10,712
204970758.SRDLC, 14.24%, 11/14/2027 (a)(r)	Lending Club	11/07/2023	23,855	23,512	23,913
204971844.SRDLC, 6.99%, 11/2/2026 (a)(r)	Lending Club	11/06/2023	4,240	4,201	4,196
204973013.SRDLC, 32.39%, 11/10/2028 (a)(r)	Lending Club	11/14/2023	3,932	3,797	4,056
204974371.SRDLC, 29.99%, 11/8/2028 (a)(r)	Lending Club	11/07/2023	4,611	4,487	4,766
204974638.SRDLC, 11.24%, 11/3/2028 (a)(r)	Lending Club	11/07/2023	14,981	14,729	14,710
204976337.SRDLC, 27.49%, 11/7/2027 (a)(r)	Lending Club	11/07/2023	5,916	5,783	5,937
204976977.SRDLC, 30.99%, 11/3/2026 (a)(r)	Lending Club	11/07/2023	2,343	2,305	2,370
204978844.SRDLC, 20.49%, 11/17/2026 (a)(n)(r)	Lending Club	11/21/2023	4,316	4,253	4,322
204979163.SRDLC, 24.99%, 11/3/2028 (a)(r)	Lending Club	11/07/2023	9,022	8,786	9,355
204979393.SRDLC, 22.99%, 11/3/2026 (a)(r)	Lending Club	11/07/2023	1,546	1,523	1,544
204980470.SRDLC, 30.99%, 11/15/2026 (a)(n)(r)	Lending Club	11/08/2023	10,428	10,063	1,093
204980743.SRDLC, 28.99%, 11/3/2028 (a)(r)	Lending Club	11/07/2023	6,935	6,749	7,173
204981046.SRDLC, 30.99%, 11/15/2026 (a)(r)	Lending Club	11/08/2023	7,216	7,101	7,338
204981093.SRDLC, 22.99%, 11/3/2026 (a)(r)	Lending Club	11/07/2023	6,365	6,269	6,341
204981896.SRDLC, 23.99%, 11/11/2026 (a)(r)	Lending Club	11/07/2023	1,076	1,060	1,076
204982351.SRDLC, 32.39%, 11/3/2028 (a)(r)	Lending Club	11/07/2023	19,653	19,083	20,172
204983341.SRDLC, 24.99%, 11/18/2026 (a)(r)	Lending Club	11/07/2023	4,942	4,775	4,962
204983615.SRDLC, 13.99%, 11/7/2028 (a)(r)	Lending Club	11/09/2023	14,597	14,346	14,263
204983913.SRDLC, 24.99%, 11/3/2026 (a)(r)	Lending Club	11/07/2023	4,307	4,243	4,302
204984636.SRDLC, 23.49%, 11/9/2026 (a)(r)	Lending Club	11/13/2023	1,420	1,392	1,418
204985247.SRDLC, 21.49%, 11/3/2026 (a)(r)	Lending Club	11/07/2023	6,982	6,881	6,948
204985862.SRDLC, 23.99%, 11/3/2026 (a)(r)	Lending Club	11/07/2023	11,130	10,964	11,118
204986421.SRDLC, 16.99%, 11/24/2028 (a)(r)	Lending Club	11/28/2023	13,981	13,732	13,749
204987273.SRDLC, 25.99%, 11/3/2026 (a)(n)(r)	Lending Club	11/07/2023	2,276	2,196	239
204987832.SRDLC, 25.49%, 11/3/2026 (a)(n)(r)	Lending Club	11/07/2023	3,342	3,228	2,673
204991156.SRDLC, 10.74%, 11/15/2028 (a)(n)(r)	Lending Club	11/07/2023	10,150	9,896	1,064
204992817.SRDLC, 27.49%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	799	771	217
204993748.SRDLC, 18.99%, 11/3/2026 (a)(r)	Lending Club	11/07/2023	855	843	851
204995091.SRDLC, 24.49%, 11/6/2028 (a)(r)	Lending Club	11/08/2023	4,871	4,744	5,056
204996180.SRDLC, 32.39%, 11/29/2028 (a)(r)	Lending Club	11/22/2023	12,002	11,680	12,429
204998015.SRDLC, 10.49%, 11/7/2027 (a)(r)	Lending Club	11/09/2023	16,034	15,809	16,011
205000321.SRDLC, 24.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	1,077	1,060	1,077
205003766.SRDLC, 27.49%, 11/16/2027 (a)(r)	Lending Club	11/08/2023	7,978	7,799	8,039
205004489.SRDLC, 30.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	2,113	2,080	2,141
205005150.SRDLC, 30.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	563	555	571
205005478.SRDLC, 26.49%, 6/21/2027 (a)(n)(r)	Lending Club	11/08/2023	957	932	945
205005922.SRDLC, 30.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	2,350	2,312	2,373
205007700.SRDLC, 22.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	735	709	588
205008355.SRDLC, 0.00%, 5/21/2030 (a)(n)(r)	Lending Club	11/09/2023	14,728	14,213	14,326
205010193.SRDLC, 12.74%, 11/24/2028 (a)(r)	Lending Club	11/28/2023	10,337	10,159	10,190
205028471.SRDLC, 9.24%, 11/20/2025 (a)(r)	Lending Club	11/22/2023	682	665	681
205030367.SRDLC, 28.49%, 11/6/2027 (a)(n)(r)	Lending Club	11/08/2023	1,871	1,831	1,881
205032341.SRDLC, 26.49%, 11/16/2028 (a)(r)	Lending Club	11/20/2023	6,072	5,910	6,332
205038192.SRDLC, 19.99%, 11/15/2026 (a)(r)	Lending Club	11/08/2023	3,652	3,599	3,644

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	53

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
205039537.SRDLC, 15.49%, 11/15/2027 (a)(r)	Lending Club	11/07/2023	$10,261	$10,112	$10,285
205040182.SRDLC, 22.99%, 11/10/2026 (a)(r)	Lending Club	11/08/2023	886	873	885
205040207.SRDLC, 32.39%, 11/14/2028 (a)(r)	Lending Club	11/16/2023	4,439	4,316	4,427
205040595.SRDLC, 26.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	11,393	11,217	11,554
205041398.SRDLC, 5.00%, 11/20/2029 (a)(n)(r)	Lending Club	11/08/2023	8,479	8,270	8,679
205044397.SRDLC, 16.99%, 11/6/2025 (a)(r)	Lending Club	11/08/2023	158	153	59
205051286.SRDLC, 22.99%, 11/6/2025 (a)(r)	Lending Club	11/08/2023	154	149	154
205052261.SRDLC, 28.99%, 11/13/2028 (a)(r)	Lending Club	11/08/2023	9,357	9,106	9,696
205054208.SRDLC, 30.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	847	832	836
205054697.SRDLC, 24.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	1,615	1,591	1,615
205054967.SRDLC, 6.99%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	5,782	5,729	5,723
205055970.SRDLC, 26.99%, 11/10/2026 (a)(r)	Lending Club	11/08/2023	1,375	1,354	1,394
205057809.SRDLC, 15.99%, 11/7/2025 (a)(r)	Lending Club	11/09/2023	219	212	219
205059061.SRDLC, 31.89%, 11/20/2027 (a)(r)	Lending Club	11/22/2023	5,085	4,907	1,392
205059663.SRDLC, 24.49%, 11/6/2025 (a)(n)(r)	Lending Club	11/08/2023	499	482	52
205059859.SRDLC, 8.24%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	9,355	9,269	9,247
205063124.SRDLC, 30.99%, 11/6/2027 (a)(r)	Lending Club	11/08/2023	2,337	2,283	2,349
205064784.SRDLC, 12.24%, 11/15/2028 (a)(r)	Lending Club	11/08/2023	27,603	27,134	27,022
205065513.SRDLC, 29.99%, 11/9/2028 (a)(r)	Lending Club	11/13/2023	19,376	18,852	20,115
205069689.SRDLC, 14.74%, 11/19/2028 (a)(r)	Lending Club	11/09/2023	17,645	17,339	17,303
205070051.SRDLC, 17.99%, 11/18/2025 (a)(r)	Lending Club	11/08/2023	617	596	227
205071027.SRDLC, 31.89%, 11/19/2027 (a)(r)	Lending Club	11/08/2023	1,495	1,462	1,492
205073163.SRDLC, 26.99%, 11/10/2026 (a)(r)	Lending Club	11/14/2023	10,942	10,773	11,095
205073559.SRDLC, 30.99%, 11/6/2026 (a)(n)(r)	Lending Club	11/08/2023	5,427	5,242	4,342
205074337.SRDLC, 28.99%, 11/19/2028 (a)(r)	Lending Club	11/09/2023	7,081	6,896	7,289
205074461.SRDLC, 32.39%, 11/4/2028 (a)(n)(r)	Lending Club	11/14/2023	4,428	4,273	464
205075482.SRDLC, 8.90%, 11/24/2026 (a)(r)	Lending Club	11/28/2023	13,724	13,591	13,573
205075732.SRDLC, 23.99%, 6/7/2028 (a)(r)	Lending Club	11/09/2023	16,822	16,233	4,125
205076877.SRDLC, 21.49%, 11/8/2026 (a)(r)	Lending Club	11/10/2023	1,309	1,290	1,305
205076889.SRDLC, 23.99%, 11/7/2026 (a)(r)	Lending Club	11/09/2023	445	438	445
205077424.SRDLC, 13.37%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	1,631	1,615	1,609
205077541.SRDLC, 25.99%, 4/7/2027 (a)(n)(r)	Lending Club	11/09/2023	1,789	1,728	1,430
205078112.SRDLC, 17.99%, 11/6/2025 (a)(r)	Lending Club	11/08/2023	74	71	74
205083237.SRDLC, 30.49%, 11/7/2028 (a)(n)(r)	Lending Club	11/09/2023	5,010	4,835	525
205083411.SRDLC, 22.49%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	4,839	4,768	4,819
205085675.SRDLC, 31.89%, 11/21/2027 (a)(r)	Lending Club	11/24/2023	4,030	3,935	4,093
205086200.SRDLC, 24.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	2,154	2,121	2,153
205088340.SRDLC, 23.49%, 11/8/2027 (a)(r)	Lending Club	11/10/2023	2,605	2,548	2,616
205090540.SRDLC, 30.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	4,697	4,623	4,759
205090708.SRDLC, 14.99%, 11/15/2026 (a)(r)	Lending Club	11/08/2023	3,806	3,754	3,785
205091740.SRDLC, 32.39%, 11/14/2028 (a)(r)	Lending Club	11/08/2023	3,954	3,859	4,070
205091788.SRDLC, 27.49%, 11/6/2027 (a)(r)	Lending Club	11/08/2023	2,618	2,556	2,627
205095746.SRDLC, 23.49%, 11/6/2025 (a)(r)	Lending Club	11/08/2023	179	173	143
205098102.SRDLC, 28.49%, 11/16/2027 (a)(r)	Lending Club	11/08/2023	6,657	6,506	6,729
205099689.SRDLC, 28.99%, 3/22/2026 (a)(n)(r)	Lending Club	11/20/2023	10,409	10,044	1,091
205101214.SRDLC, 22.74%, 11/20/2028 (a)(r)	Lending Club	11/08/2023	24,858	24,400	24,426
205101961.SRDLC, 11.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	2,619	2,594	2,581
205102113.SRDLC, 21.49%, 3/6/2027 (a)(n)(r)	Lending Club	11/08/2023	10,462	10,096	1,096
205102147.SRDLC, 23.49%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	4,434	4,368	4,435
205102159.SRDLC, 28.49%, 11/10/2026 (a)(r)	Lending Club	11/14/2023	1,844	1,815	1,875
205109661.SRDLC, 31.99%, 8/24/2029 (a)(r)	Lending Club	11/08/2023	14,283	13,783	14,215
205111949.SRDLC, 28.49%, 11/30/2026 (a)(n)(r)	Lending Club	11/20/2023	2,768	2,723	2,818

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

54	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
205113789.SRDLC, 28.99%, 6/5/2026 (a)(r)	Lending Club	11/17/2023	$1,898	$1,832	$243
205114020.SRDLC, 26.62%, 11/7/2025 (a)(n)(r)	Lending Club	11/09/2023	3,411	3,292	357
205121268.SRDLC, 23.99%, 11/12/2026 (a)(r)	Lending Club	11/09/2023	2,251	2,217	2,252
205124664.SRDLC, 25.49%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	1,351	1,331	1,356
205130277.SRDLC, 26.49%, 11/9/2026 (a)(r)	Lending Club	11/13/2023	4,086	4,023	4,092
205130783.SRDLC, 21.99%, 4/9/2027 (a)(r)	Lending Club	11/13/2023	536	521	531
205132565.SRDLC, 27.49%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	6,862	6,755	6,990
205132600.SRDLC, 22.49%, 11/15/2026 (a)(r)	Lending Club	11/17/2023	10,998	10,832	10,995
205133678.SRDLC, 19.39%, 11/15/2028 (a)(r)	Lending Club	11/10/2023	8,755	8,540	8,515
205135627.SRDLC, 29.99%, 11/1/2027 (a)(n)(r)	Lending Club	11/09/2023	19,638	18,951	2,058
205136231.SRDLC, 25.99%, 11/7/2026 (a)(r)	Lending Club	11/09/2023	1,809	1,781	1,809
205138029.SRDLC, 32.39%, 11/15/2028 (a)(r)	Lending Club	11/17/2023	11,785	11,461	12,253
205138879.SRDLC, 30.99%, 11/14/2026 (a)(n)(r)	Lending Club	11/16/2023	4,695	4,620	4,782
205139741.SRDLC, 23.99%, 11/12/2027 (a)(r)	Lending Club	11/09/2023	2,813	2,752	2,844
205141882.SRDLC, 28.49%, 11/7/2028 (a)(n)(r)	Lending Club	11/09/2023	360	348	354
205143579.SRDLC, 19.99%, 11/20/2028 (a)(r)	Lending Club	11/09/2023	8,454	8,239	8,621
205144882.SRDLC, 15.99%, 11/9/2026 (a)(r)	Lending Club	11/13/2023	2,085	2,056	2,073
205145072.SRDLC, 29.99%, 11/8/2028 (a)(r)	Lending Club	11/10/2023	13,951	13,574	14,457
205147581.SRDLC, 12.74%, 11/9/2028 (a)(r)	Lending Club	11/13/2023	7,605	7,475	7,440
205151091.SRDLC, 26.49%, 11/8/2027 (a)(r)	Lending Club	11/10/2023	1,943	1,900	1,964
205152075.SRDLC, 30.99%, 11/8/2026 (a)(n)(r)	Lending Club	11/10/2023	2,632	2,540	276
205152621.SRDLC, 26.49%, 11/20/2028 (a)(r)	Lending Club	11/10/2023	17,552	17,099	18,077
205154048.SRDLC, 10.49%, 11/22/2025 (a)(r)	Lending Club	11/10/2023	1,833	1,787	1,832
205154276.SRDLC, 30.99%, 11/17/2026 (a)(r)	Lending Club	11/21/2023	2,148	2,114	2,185
205155057.SRDLC, 30.99%, 11/15/2026 (a)(r)	Lending Club	11/10/2023	1,724	1,697	1,753
205155668.SRDLC, 24.99%, 11/8/2026 (a)(r)	Lending Club	11/10/2023	1,795	1,768	1,796
205155835.SRDLC, 19.99%, 11/17/2026 (a)(r)	Lending Club	11/21/2023	1,293	1,274	1,295
205157508.SRDLC, 27.49%, 11/8/2026 (a)(r)	Lending Club	11/10/2023	2,745	2,702	2,787
205161386.SRDLC, 23.49%, 11/14/2026 (a)(r)	Lending Club	11/10/2023	3,813	3,684	3,820
205162124.SRDLC, 30.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	1,832	1,802	1,873
205162304.SRDLC, 26.99%, 11/17/2026 (a)(r)	Lending Club	11/10/2023	2,334	2,298	2,373
205162420.SRDLC, 20.99%, 11/15/2025 (a)(r)	Lending Club	11/17/2023	153	147	153
205162949.SRDLC, 19.49%, 11/20/2025 (a)(r)	Lending Club	11/13/2023	204	197	204
205163659.SRDLC, 19.49%, 11/10/2027 (a)(r)	Lending Club	11/14/2023	13,544	13,338	13,754
205164406.SRDLC, 30.99%, 11/2/2026 (a)(r)	Lending Club	11/10/2023	1,802	1,774	1,820
205164636.SRDLC, 21.49%, 11/10/2026 (a)(r)	Lending Club	11/14/2023	3,491	3,440	3,485
205165035.SRDLC, 12.99%, 11/17/2025 (a)(n)(r)	Lending Club	11/21/2023	2,267	2,187	2,270
205165983.SRDLC, 18.99%, 11/15/2026 (a)(r)	Lending Club	11/14/2023	2,070	2,040	2,065
205166096.SRDLC, 30.49%, 11/9/2028 (a)(r)	Lending Club	11/13/2023	9,348	9,020	9,649
205166955.SRDLC, 30.99%, 11/9/2027 (a)(r)	Lending Club	11/13/2023	3,034	2,964	3,059
205167571.SRDLC, 19.96%, 12/6/2027 (a)(r)	Lending Club	12/08/2023	15,941	15,691	16,127
205170016.SRDLC, 16.99%, 11/20/2025 (a)(r)	Lending Club	11/22/2023	122	117	122
205170737.SRDLC, 30.99%, 11/20/2026 (a)(r)	Lending Club	11/15/2023	5,356	5,169	5,449
205171503.SRDLC, 29.49%, 12/28/2027 (a)(r)	Lending Club	11/14/2023	2,810	2,746	2,884
205172819.SRDLC, 31.89%, 11/13/2027 (a)(r)	Lending Club	11/15/2023	1,007	984	1,017
205172850.SRDLC, 24.99%, 11/13/2026 (a)(n)(r)	Lending Club	11/15/2023	3,581	3,456	375
205174429.SRDLC, 31.99%, 11/13/2028 (a)(r)	Lending Club	11/15/2023	11,367	11,055	11,805
205174746.SRDLC, 30.99%, 6/21/2027 (a)(n)(r)	Lending Club	11/21/2023	10,295	9,938	10,337
205174771.SRDLC, 21.49%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	791	779	789
205174880.SRDLC, 27.99%, 11/18/2025 (a)(r)	Lending Club	11/16/2023	107	104	108
205175555.SRDLC, 30.99%, 11/12/2026 (a)(r)	Lending Club	11/14/2023	566	557	574
205177570.SRDLC, 15.99%, 11/23/2026 (a)(r)	Lending Club	11/15/2023	9,748	9,608	9,729

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	55

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
205177880.SRDLC, 32.39%, 11/15/2028 (a)(r)	Lending Club	11/17/2023	$6,128	$5,959	$6,372
205177928.SRDLC, 32.39%, 11/13/2028 (a)(r)	Lending Club	11/15/2023	7,857	7,641	8,157
205178421.SRDLC, 30.49%, 11/10/2028 (a)(r)	Lending Club	11/14/2023	5,450	5,293	5,656
205178777.SRDLC, 6.99%, 11/1/2026 (a)(r)	Lending Club	11/13/2023	3,454	3,422	3,418
205179450.SRDLC, 28.99%, 11/10/2025 (a)(r)	Lending Club	11/14/2023	189	183	189
205179773.SRDLC, 19.99%, 11/16/2028 (a)(r)	Lending Club	11/20/2023	4,799	4,712	4,671
205180381.SRDLC, 26.99%, 11/10/2026 (a)(r)	Lending Club	11/14/2023	1,367	1,346	1,391
205180684.SRDLC, 10.24%, 11/24/2028 (a)(r)	Lending Club	11/28/2023	20,084	19,744	19,768
205180725.SRDLC, 29.99%, 11/5/2027 (a)(n)(r)	Lending Club	11/15/2023	8,880	8,570	931
205180772.SRDLC, 28.99%, 11/21/2028 (a)(r)	Lending Club	11/15/2023	7,796	7,586	8,124
205180888.SRDLC, 13.99%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	2,050	2,021	2,041
205180990.SRDLC, 30.99%, 11/3/2026 (a)(n)(r)	Lending Club	11/15/2023	2,791	2,739	2,822
205181324.SRDLC, 22.99%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	2,651	2,611	2,653
205182162.SRDLC, 15.99%, 11/16/2026 (a)(r)	Lending Club	11/15/2023	10,459	10,310	10,401
205182458.SRDLC, 18.99%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	427	421	427
205183245.SRDLC, 32.39%, 11/27/2028 (a)(r)	Lending Club	11/15/2023	9,593	9,334	9,967
205185236.SRDLC, 26.49%, 11/13/2028 (a)(r)	Lending Club	11/15/2023	18,974	18,471	19,741
205186172.SRDLC, 23.99%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	235	231	233
205186295.SRDLC, 27.99%, 11/13/2025 (a)(r)	Lending Club	11/15/2023	107	103	107
205187121.SRDLC, 26.49%, 11/13/2026 (a)(n)(r)	Lending Club	11/15/2023	1,034	998	108
205187159.SRDLC, 26.49%, 5/25/2027 (a)(r)	Lending Club	11/15/2023	7,797	7,524	7,719
205190152.SRDLC, 30.99%, 11/13/2028 (a)(r)	Lending Club	11/15/2023	4,677	4,549	4,860
205193379.SRDLC, 19.99%, 11/15/2028 (a)(r)	Lending Club	11/15/2023	17,492	17,048	17,783
205193486.SRDLC, 19.99%, 11/8/2026 (a)(r)	Lending Club	11/15/2023	961	947	955
205193746.SRDLC, 21.49%, 11/24/2026 (a)(r)	Lending Club	11/22/2023	3,518	3,465	3,521
205193963.SRDLC, 30.99%, 11/16/2026 (a)(r)	Lending Club	11/20/2023	456	449	459
205194317.SRDLC, 27.49%, 11/13/2028 (a)(r)	Lending Club	11/15/2023	19,098	18,588	19,782
205195334.SRDLC, 14.99%, 11/13/2026 (a)(n)(r)	Lending Club	11/15/2023	5,055	4,984	5,030
205195617.SRDLC, 32.39%, 11/20/2028 (a)(n)(r)	Lending Club	11/16/2023	12,140	11,715	1,272
205195775.SRDLC, 29.99%, 11/15/2027 (a)(r)	Lending Club	11/17/2023	17,535	16,921	4,672
205195966.SRDLC, 32.39%, 11/20/2028 (a)(r)	Lending Club	11/17/2023	7,897	7,680	8,199
205196087.SRDLC, 30.99%, 3/15/2027 (a)(n)(r)	Lending Club	11/17/2023	5,432	5,242	472
205196994.SRDLC, 13.49%, 11/15/2026 (a)(r)	Lending Club	11/28/2023	4,039	3,998	3,983
205198404.SRDLC, 9.99%, 11/20/2026 (a)(r)	Lending Club	11/14/2023	7,579	7,506	7,492
205198463.SRDLC, 23.99%, 11/15/2027 (a)(r)	Lending Club	11/17/2023	7,569	7,401	7,686
205199490.SRDLC, 15.00%, 3/14/2027 (a)(r)	Lending Club	11/16/2023	6,306	6,104	5,904
205199889.SRDLC, 18.99%, 11/15/2026 (a)(r)	Lending Club	11/17/2023	2,566	2,528	2,567
205200491.SRDLC, 28.99%, 11/21/2027 (a)(n)(r)	Lending Club	11/16/2023	5,510	5,317	—
205202993.SRDLC, 32.39%, 11/15/2028 (a)(r)	Lending Club	11/17/2023	4,714	4,584	4,901
205203488.SRDLC, 26.49%, 11/13/2027 (a)(r)	Lending Club	11/15/2023	5,182	5,066	5,253
205203505.SRDLC, 24.49%, 11/13/2027 (a)(r)	Lending Club	11/15/2023	5,110	4,996	5,183
205203529.SRDLC, 28.49%, 11/14/2028 (a)(r)	Lending Club	11/16/2023	16,912	16,460	17,513
205203557.SRDLC, 24.49%, 11/14/2028 (a)(n)(r)	Lending Club	11/16/2023	16,365	15,794	10,710
205204746.SRDLC, 23.99%, 11/15/2026 (a)(n)(r)	Lending Club	11/17/2023	5,317	5,236	5,341
205205108.SRDLC, 30.99%, 11/15/2026 (a)(r)	Lending Club	11/17/2023	7,045	6,932	7,181
205205655.SRDLC, 7.24%, 11/27/2026 (a)(n)(r)	Lending Club	11/15/2023	12,051	11,750	3,105
205207590.SRDLC, 30.99%, 11/27/2026 (a)(r)	Lending Club	11/17/2023	1,496	1,471	1,533
205208042.SRDLC, 14.74%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	6,809	6,741	6,733
205208973.SRDLC, 27.99%, 11/16/2026 (a)(n)(r)	Lending Club	11/20/2023	2,876	2,775	301
205210430.SRDLC, 30.99%, 11/15/2028 (a)(r)	Lending Club	11/17/2023	7,795	7,582	8,112
205211147.SRDLC, 30.99%, 11/15/2026 (a)(r)	Lending Club	11/17/2023	2,583	2,542	2,633
205211487.SRDLC, 22.49%, 11/20/2026 (a)(r)	Lending Club	11/17/2023	667	657	666

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

56	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
205211602.SRDLC, 22.49%, 11/19/2026 (a)(r)	Lending Club	11/17/2023	$2,388	$2,351	$2,385
205212215.SRDLC, 10.74%, 11/19/2026 (a)(r)	Lending Club	11/14/2023	8,841	8,756	8,714
205212520.SRDLC, 32.39%, 11/15/2028 (a)(r)	Lending Club	11/17/2023	3,928	3,820	4,084
205213309.SRDLC, 30.99%, 11/28/2026 (a)(r)	Lending Club	11/17/2023	587	578	600
205213415.SRDLC, 13.99%, 11/25/2025 (a)(r)	Lending Club	11/20/2023	438	422	439
205213504.SRDLC, 24.49%, 11/13/2025 (a)(n)(r)	Lending Club	11/15/2023	890	868	93
205214572.SRDLC, 25.99%, 11/15/2027 (a)(r)	Lending Club	11/17/2023	7,746	7,572	7,862
205216468.SRDLC, 5.00%, 11/15/2029 (a)(r)	Lending Club	11/17/2023	11,343	10,946	11,390
205216927.SRDLC, 28.99%, 11/16/2025 (a)(r)	Lending Club	11/20/2023	324	313	325
205217188.SRDLC, 25.49%, 11/30/2026 (a)(n)(r)	Lending Club	11/20/2023	9,338	9,196	9,254
205217769.SRDLC, 10.00%, 11/28/2026 (a)(r)	Lending Club	11/30/2023	3,168	3,136	3,136
205220327.SRDLC, 25.99%, 11/23/2026 (a)(r)	Lending Club	11/20/2023	1,151	1,133	1,156
205222349.SRDLC, 32.39%, 11/7/2028 (a)(n)(r)	Lending Club	11/20/2023	12,116	11,692	1,270
205223049.SRDLC, 12.49%, 12/7/2028 (a)(r)	Lending Club	11/30/2023	28,191	27,703	27,477
205224079.SRDLC, 8.24%, 11/22/2026 (a)(r)	Lending Club	11/27/2023	13,148	13,021	13,022
205224878.SRDLC, 25.99%, 11/17/2027 (a)(n)(r)	Lending Club	11/21/2023	15,796	15,243	1,655
205225897.SRDLC, 13.99%, 11/20/2026 (a)(n)(r)	Lending Club	11/22/2023	9,606	9,470	9,582
205225922.SRDLC, 31.89%, 11/17/2027 (a)(r)	Lending Club	11/21/2023	3,358	3,279	3,403
205226018.SRDLC, 10.99%, 11/13/2027 (a)(r)	Lending Club	11/15/2023	16,102	15,873	16,157
205226655.SRDLC, 14.49%, 12/5/2026 (a)(n)(r)	Lending Club	12/07/2023	3,082	3,050	3,037
205226666.SRDLC, 24.99%, 5/29/2027 (a)(n)(r)	Lending Club	11/20/2023	10,004	9,653	1,048
205227335.SRDLC, 10.00%, 5/28/2028 (a)(n)(r)	Lending Club	11/24/2023	4,501	4,348	4,403
205227451.SRDLC, 30.99%, 11/16/2026 (a)(n)(r)	Lending Club	11/20/2023	1,418	1,368	1,442
205228025.SRDLC, 27.99%, 4/30/2028 (a)(n)(r)	Lending Club	11/20/2023	14,820	14,376	14,910
205229467.SRDLC, 30.99%, 11/17/2026 (a)(r)	Lending Club	11/21/2023	7,045	6,931	7,195
205229904.SRDLC, 32.39%, 11/17/2028 (a)(r)	Lending Club	11/21/2023	11,785	11,456	12,274
205230663.SRDLC, 26.49%, 11/21/2027 (a)(r)	Lending Club	11/21/2023	3,128	3,057	3,177
205230930.SRDLC, 25.49%, 11/17/2027 (a)(r)	Lending Club	11/21/2023	1,930	1,886	1,962
205231184.SRDLC, 32.39%, 9/28/2029 (a)(r)	Lending Club	11/20/2023	13,278	12,813	13,481
205231608.SRDLC, 30.49%, 11/30/2028 (a)(n)(r)	Lending Club	11/21/2023	2,955	2,851	310
205231841.SRDLC, 28.99%, 11/17/2025 (a)(r)	Lending Club	11/21/2023	324	313	325
205232144.SRDLC, 10.00%, 5/16/2029 (a)(n)(r)	Lending Club	11/20/2023	17,373	16,792	17,496
205232546.SRDLC, 25.99%, 11/30/2027 (a)(n)(r)	Lending Club	11/21/2023	6,021	5,883	6,120
205232683.SRDLC, 23.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	3,116	3,068	3,139
205232686.SRDLC, 32.39%, 11/20/2028 (a)(r)	Lending Club	11/21/2023	7,886	7,669	8,195
205232907.SRDLC, 22.99%, 11/17/2026 (a)(n)(r)	Lending Club	11/21/2023	4,353	4,201	456
205233408.SRDLC, 30.49%, 11/17/2028 (a)(r)	Lending Club	11/21/2023	5,363	5,217	5,595
205233420.SRDLC, 29.28%, 11/17/2026 (a)(n)(r)	Lending Club	11/21/2023	3,348	3,230	935
205234543.SRDLC, 23.99%, 11/17/2026 (a)(r)	Lending Club	11/21/2023	2,154	2,081	2,161
205235365.SRDLC, 19.99%, 8/26/2027 (a)(r)	Lending Club	11/21/2023	10,464	10,098	1,818
205235746.SRDLC, 8.24%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	6,237	6,178	6,168
205235926.SRDLC, 21.49%, 11/17/2027 (a)(r)	Lending Club	11/21/2023	1,875	1,834	1,905
205237436.SRDLC, 23.99%, 11/17/2025 (a)(r)	Lending Club	11/21/2023	518	500	519
205238405.SRDLC, 28.62%, 11/17/2026 (a)(r)	Lending Club	11/21/2023	4,997	4,919	5,096
205239311.SRDLC, 10.99%, 12/15/2028 (a)(r)	Lending Club	12/07/2023	11,528	11,330	11,301
205239755.SRDLC, 12.99%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	4,065	4,025	4,010
205239922.SRDLC, 24.99%, 11/17/2026 (a)(r)	Lending Club	11/21/2023	3,230	3,181	3,250
205240259.SRDLC, 24.49%, 11/28/2028 (a)(n)(r)	Lending Club	11/21/2023	22,058	21,286	2,312
205240488.SRDLC, 23.49%, 11/28/2026 (a)(r)	Lending Club	11/21/2023	7,169	7,059	7,235
205240681.SRDLC, 27.49%, 11/19/2028 (a)(r)	Lending Club	11/21/2023	11,482	11,174	11,958
205240957.SRDLC, 12.74%, 11/26/2026 (a)(r)	Lending Club	11/15/2023	8,222	8,084	8,116
205240998.SRDLC, 21.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	4,364	4,298	4,373

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	57

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
205241226.SRDLC, 25.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	$6,759	$6,654	$6,786
205241486.SRDLC, 26.49%, 11/5/2028 (a)(n)(r)	Lending Club	11/22/2023	3,721	3,622	3,848
205243385.SRDLC, 27.99%, 11/20/2027 (a)(r)	Lending Club	11/22/2023	4,909	4,796	4,988
205243406.SRDLC, 5.00%, 8/20/2029 (a)(r)	Lending Club	11/22/2023	12,826	12,489	12,931
205243791.SRDLC, 24.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	1,582	1,557	1,580
205244002.SRDLC, 24.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	11,174	11,001	11,254
205244092.SRDLC, 14.99%, 11/30/2026 (a)(r)	Lending Club	11/22/2023	8,379	8,260	8,364
205244345.SRDLC, 28.99%, 11/25/2025 (a)(r)	Lending Club	11/22/2023	59	57	60
205245190.SRDLC, 21.99%, 11/15/2026 (a)(n)(r)	Lending Club	11/22/2023	8,005	7,725	839
205245422.SRDLC, 24.99%, 11/20/2028 (a)(r)	Lending Club	11/22/2023	4,774	4,648	4,990
205245476.SRDLC, 32.39%, 11/30/2028 (a)(n)(r)	Lending Club	11/22/2023	17,760	17,138	1,861
205246160.SRDLC, 27.99%, 11/20/2027 (a)(n)(r)	Lending Club	11/22/2023	9,347	9,020	980
205246713.SRDLC, 15.00%, 3/20/2027 (a)(n)(r)	Lending Club	11/22/2023	5,531	5,337	5,385
205247186.SRDLC, 31.89%, 11/20/2027 (a)(r)	Lending Club	11/22/2023	2,015	1,959	2,044
205247435.SRDLC, 24.99%, 11/20/2025 (a)(r)	Lending Club	11/22/2023	131	126	131
205247561.SRDLC, 11.74%, 11/30/2027 (a)(r)	Lending Club	12/04/2023	5,786	5,702	5,786
205247816.SRDLC, 28.49%, 11/15/2028 (a)(r)	Lending Club	11/22/2023	13,328	12,969	13,915
205247919.SRDLC, 30.99%, 11/22/2026 (a)(r)	Lending Club	11/22/2023	4,727	4,650	4,823
205249328.SRDLC, 23.99%, 11/20/2027 (a)(r)	Lending Club	11/22/2023	5,050	4,938	5,135
205249648.SRDLC, 13.62%, 11/21/2026 (a)(r)	Lending Club	11/24/2023	4,046	4,005	3,996
205250406.SRDLC, 27.49%, 12/2/2026 (a)(n)(r)	Lending Club	11/22/2023	6,518	6,421	6,538
205250490.SRDLC, 30.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	3,051	3,001	3,119
205252251.SRDLC, 31.89%, 6/20/2028 (a)(r)	Lending Club	11/22/2023	2,346	2,276	2,357
205252938.SRDLC, 20.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	2,164	2,132	2,170
205253628.SRDLC, 29.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	1,579	1,554	1,615
205254198.SRDLC, 10.84%, 11/17/2028 (a)(r)	Lending Club	11/15/2023	13,604	13,375	13,361
205254709.SRDLC, 30.99%, 5/28/2027 (a)(r)	Lending Club	11/22/2023	1,686	1,645	1,698
205257162.SRDLC, 21.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	3,273	3,223	3,280
205257303.SRDLC, 7.24%, 11/6/2026 (a)(r)	Lending Club	11/17/2023	4,230	4,191	4,187
205257304.SRDLC, 12.74%, 11/14/2028 (a)(r)	Lending Club	11/16/2023	21,674	21,303	21,326
205259674.SRDLC, 5.00%, 7/20/2029 (a)(n)(r)	Lending Club	12/07/2023	19,933	19,440	14,616
205262018.SRDLC, 30.99%, 4/30/2027 (a)(r)	Lending Club	11/22/2023	3,817	3,683	3,869
205262511.SRDLC, 32.39%, 11/20/2028 (a)(r)	Lending Club	11/22/2023	3,928	3,820	4,098
205265680.SRDLC, 26.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	1,640	1,614	1,679
205266365.SRDLC, 10.49%, 11/27/2028 (a)(r)	Lending Club	11/29/2023	8,122	7,984	7,996
205266680.SRDLC, 32.39%, 11/20/2028 (a)(r)	Lending Club	11/22/2023	11,058	10,703	11,475
205271826.SRDLC, 30.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	2,818	2,768	2,882
205276547.SRDLC, 24.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	4,487	4,417	4,519
205277977.SRDLC, 27.49%, 11/30/2028 (a)(r)	Lending Club	11/22/2023	9,048	8,798	9,461
205279335.SRDLC, 13.24%, 12/5/2027 (a)(r)	Lending Club	12/07/2023	3,595	3,541	3,593
205279563.SRDLC, 27.49%, 11/20/2027 (a)(r)	Lending Club	11/22/2023	4,696	4,589	4,773
205280151.SRDLC, 24.99%, 11/20/2026 (a)(n)(r)	Lending Club	11/22/2023	800	772	84
205280438.SRDLC, 12.74%, 11/17/2026 (a)(r)	Lending Club	11/21/2023	4,867	4,819	4,805
205282222.SRDLC, 30.49%, 11/20/2028 (a)(r)	Lending Club	11/22/2023	19,739	19,073	20,544
205283754.SRDLC, 7.17%, 11/21/2026 (a)(r)	Lending Club	11/24/2023	12,472	12,333	12,367
205283846.SRDLC, 7.24%, 11/16/2026 (a)(r)	Lending Club	11/20/2023	5,795	5,740	5,738
205283960.SRDLC, 31.89%, 11/20/2027 (a)(r)	Lending Club	11/22/2023	1,612	1,574	1,635
205286184.SRDLC, 9.99%, 11/16/2027 (a)(r)	Lending Club	11/20/2023	10,548	10,400	10,540
205287163.SRDLC, 13.74%, 11/15/2026 (a)(n)(r)	Lending Club	11/17/2023	6,548	6,384	686
205287954.SRDLC, 11.74%, 11/16/2027 (a)(r)	Lending Club	11/20/2023	1,736	1,711	1,734
205288618.SRDLC, 23.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	5,342	5,260	5,381
205291372.SRDLC, 14.24%, 11/30/2026 (a)(r)	Lending Club	11/17/2023	6,692	6,626	6,630

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

58	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
205291655.SRDLC, 15.25%, 12/6/2028 (a)(r)	Lending Club	12/08/2023	$18,653	$18,322	$18,253
205293278.SRDLC, 23.99%, 11/20/2027 (a)(n)(r)	Lending Club	11/22/2023	7,134	6,885	748
205294440.SRDLC, 31.89%, 11/21/2027 (a)(r)	Lending Club	11/24/2023	2,586	2,525	2,627
205295371.SRDLC, 13.86%, 11/26/2026 (a)(n)(r)	Lending Club	11/20/2023	4,213	4,108	399
205295666.SRDLC, 25.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	5,405	5,321	5,443
205298282.SRDLC, 11.49%, 11/15/2028 (a)(r)	Lending Club	11/17/2023	6,140	6,036	6,022
205299614.SRDLC, 9.24%, 12/10/2027 (a)(r)	Lending Club	12/08/2023	14,705	14,493	14,665
205300582.SRDLC, 19.99%, 11/21/2026 (a)(n)(r)	Lending Club	11/24/2023	8,239	7,951	863
205307127.SRDLC, 12.00%, 11/28/2028 (a)(r)	Lending Club	11/20/2023	18,633	18,316	18,266
205312683.SRDLC, 11.49%, 11/17/2028 (a)(r)	Lending Club	11/21/2023	9,825	9,658	9,663
205313312.SRDLC, 13.74%, 11/30/2026 (a)(r)	Lending Club	11/21/2023	4,539	4,494	4,493
205314809.SRDLC, 32.39%, 11/21/2028 (a)(n)(r)	Lending Club	11/24/2023	14,359	13,865	1,505
205316746.SRDLC, 13.24%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	6,314	6,251	6,229
205318350.SRDLC, 7.24%, 11/20/2026 (a)(n)(r)	Lending Club	11/22/2023	7,715	7,523	809
205323519.SRDLC, 12.99%, 11/17/2027 (a)(r)	Lending Club	11/21/2023	10,525	10,373	10,566
205331137.SRDLC, 14.24%, 11/27/2028 (a)(r)	Lending Club	11/22/2023	15,407	15,139	15,139
205335681.SRDLC, 9.74%, 11/20/2025 (a)(r)	Lending Club	11/22/2023	160	156	160
205336896.SRDLC, 12.70%, 11/20/2027 (a)(r)	Lending Club	11/22/2023	18,109	17,846	18,184
205337613.SRDLC, 14.95%, 11/21/2025 (a)(r)	Lending Club	11/24/2023	115	112	115
205341522.SRDLC, 12.62%, 11/21/2026 (a)(r)	Lending Club	11/24/2023	2,026	2,006	1,998
205345601.SRDLC, 12.49%, 11/26/2028 (a)(r)	Lending Club	11/27/2023	14,563	14,312	14,289
205347416.SRDLC, 6.89%, 11/20/2026 (a)(n)(r)	Lending Club	11/22/2023	7,703	7,630	7,626
205348634.SRDLC, 16.99%, 11/22/2028 (a)(r)	Lending Club	11/27/2023	11,744	11,535	11,550
205368104.SRDLC, 12.99%, 11/26/2026 (a)(r)	Lending Club	12/07/2023	2,222	2,199	2,193
205377136.SRDLC, 19.49%, 11/22/2027 (a)(r)	Lending Club	11/27/2023	6,101	6,006	6,201
205379996.SRDLC, 14.49%, 11/24/2028 (a)(r)	Lending Club	11/28/2023	19,569	19,138	19,217
205380459.SRDLC, 14.39%, 12/18/2028 (a)(r)	Lending Club	12/20/2023	14,259	14,006	14,009
205385821.SRDLC, 9.99%, 11/27/2027 (a)(n)(r)	Lending Club	11/29/2023	14,817	14,446	1,553
205389121.SRDLC, 16.74%, 12/5/2028 (a)(r)	Lending Club	12/07/2023	5,982	5,875	5,842
205392450.SRDLC, 9.71%, 11/27/2027 (a)(r)	Lending Club	11/29/2023	9,385	9,252	9,376
205395360.SRDLC, 13.25%, 11/27/2027 (a)(r)	Lending Club	11/29/2023	11,720	11,548	11,760
205403601.SRDLC, 9.63%, 11/27/2026 (a)(r)	Lending Club	11/29/2023	9,469	9,375	9,364
205403668.SRDLC, 20.49%, 11/27/2028 (a)(r)	Lending Club	11/29/2023	14,586	14,319	14,283
205404187.SRDLC, 10.00%, 1/31/2029 (a)(n)(r)	Lending Club	11/29/2023	18,475	18,025	13,533
205410103.SRDLC, 9.74%, 11/27/2027 (a)(r)	Lending Club	11/29/2023	9,103	8,974	9,101
205423483.SRDLC, 10.49%, 12/26/2026 (a)(r)	Lending Club	12/28/2023	2,559	2,532	2,530
205426852.SRDLC, 10.99%, 12/20/2028 (a)(r)	Lending Club	12/19/2023	24,388	23,967	23,933
205435903.SRDLC, 15.24%, 11/28/2028 (a)(r)	Lending Club	11/30/2023	6,569	6,453	6,469
205438003.SRDLC, 9.74%, 11/29/2026 (a)(r)	Lending Club	12/01/2023	9,881	9,736	9,775
205440773.SRDLC, 8.24%, 12/23/2026 (a)(r)	Lending Club	12/11/2023	5,793	5,735	5,730
205440955.SRDLC, 8.99%, 12/6/2026 (a)(r)	Lending Club	11/30/2023	4,234	4,192	4,176
205451696.SRDLC, 11.49%, 12/18/2028 (a)(r)	Lending Club	12/15/2023	5,596	5,500	5,469
205456765.SRDLC, 8.24%, 11/29/2025 (a)(r)	Lending Club	12/01/2023	225	219	225
205459769.SRDLC, 7.17%, 11/29/2026 (a)(r)	Lending Club	12/01/2023	3,329	3,297	3,301
205468854.SRDLC, 10.24%, 12/6/2026 (a)(r)	Lending Club	12/08/2023	6,809	6,740	6,700
205469919.SRDLC, 15.49%, 12/10/2028 (a)(r)	Lending Club	12/07/2023	17,243	16,937	16,816
205477027.SRDLC, 9.63%, 11/29/2026 (a)(r)	Lending Club	12/01/2023	6,316	6,253	6,239
205480377.SRDLC, 12.74%, 12/11/2026 (a)(r)	Lending Club	12/13/2023	6,518	6,450	6,418
205482003.SRDLC, 10.99%, 12/7/2027 (a)(r)	Lending Club	12/11/2023	7,611	7,494	7,623
205495061.SRDLC, 9.61%, 12/5/2026 (a)(r)	Lending Club	12/07/2023	16,932	16,762	16,716
205512566.SRDLC, 16.99%, 11/30/2028 (a)(r)	Lending Club	12/04/2023	11,317	11,114	11,149
205520029.SRDLC, 10.49%, 12/11/2028 (a)(n)(r)	Lending Club	12/13/2023	25,422	24,786	2,664

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	59

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
205525021.SRDLC, 19.49%, 12/5/2026 (a)(r)	Lending Club	12/07/2023	$5,965	$5,899	$5,831
205527978.SRDLC, 15.74%, 12/5/2027 (a)(r)	Lending Club	12/07/2023	3,090	3,043	3,069
205533806.SRDLC, 15.74%, 12/5/2028 (a)(r)	Lending Club	12/07/2023	27,358	26,872	26,760
205539761.SRDLC, 13.99%, 12/10/2026 (a)(r)	Lending Club	12/07/2023	1,325	1,311	1,302
205546389.SRDLC, 10.24%, 12/15/2027 (a)(r)	Lending Club	12/07/2023	19,446	19,155	19,410
205550138.SRDLC, 6.82%, 12/5/2026 (a)(r)	Lending Club	12/07/2023	9,135	9,046	9,035
205559006.SRDLC, 13.21%, 12/6/2026 (a)(r)	Lending Club	12/08/2023	4,362	4,317	4,272
205563622.SRDLC, 9.13%, 12/5/2026 (a)(r)	Lending Club	12/07/2023	601	590	594
205564070.SRDLC, 13.49%, 12/22/2027 (a)(r)	Lending Club	12/27/2023	3,644	3,589	3,652
205564336.SRDLC, 8.24%, 12/11/2026 (a)(n)(r)	Lending Club	12/13/2023	16,724	16,556	16,519
205564462.SRDLC, 14.99%, 12/7/2026 (a)(r)	Lending Club	12/11/2023	13,280	13,139	13,082
205569647.SRDLC, 9.74%, 12/18/2026 (a)(r)	Lending Club	12/20/2023	9,389	9,242	9,261
205570754.SRDLC, 11.26%, 12/13/2028 (a)(r)	Lending Club	12/15/2023	18,106	17,793	17,758
205578732.SRDLC, 10.50%, 12/5/2026 (a)(r)	Lending Club	12/07/2023	6,185	6,122	6,084
205579914.SRDLC, 16.74%, 12/19/2028 (a)(r)	Lending Club	12/21/2023	14,502	14,239	14,243
205585266.SRDLC, 10.24%, 12/5/2027 (a)(r)	Lending Club	12/07/2023	15,388	15,165	15,412
205586282.SRDLC, 8.24%, 12/20/2026 (a)(r)	Lending Club	12/22/2023	8,368	8,282	8,271
205594260.SRDLC, 12.74%, 12/7/2026 (a)(r)	Lending Club	12/11/2023	5,718	5,575	920
205599754.SRDLC, 7.57%, 12/7/2027 (a)(r)	Lending Club	12/11/2023	23,156	22,828	23,112
205602301.SRDLC, 17.24%, 12/7/2028 (a)(r)	Lending Club	12/11/2023	21,833	21,438	21,288
205610040.SRDLC, 9.74%, 12/8/2026 (a)(r)	Lending Club	12/12/2023	1,695	1,678	1,674
205615348.SRDLC, 15.24%, 12/8/2028 (a)(r)	Lending Club	12/12/2023	28,695	28,185	28,063
205618379.SRDLC, 11.24%, 12/12/2027 (a)(r)	Lending Club	12/14/2023	17,899	17,632	17,940
205627622.SRDLC, 8.24%, 12/28/2026 (a)(r)	Lending Club	12/28/2023	3,349	3,314	3,310
205633187.SRDLC, 9.74%, 12/11/2026 (a)(r)	Lending Club	12/13/2023	4,238	4,194	4,185
205633598.SRDLC, 10.49%, 12/14/2027 (a)(r)	Lending Club	12/18/2023	23,721	23,374	23,682
205640907.SRDLC, 11.49%, 12/11/2027 (a)(r)	Lending Club	12/13/2023	18,832	18,555	18,872
205647245.SRDLC, 13.24%, 12/11/2026 (a)(r)	Lending Club	12/13/2023	2,836	2,806	2,780
205648007.SRDLC, 13.99%, 12/21/2027 (a)(r)	Lending Club	12/26/2023	6,097	6,005	6,117
205649098.SRDLC, 11.09%, 1/3/2027 (a)(n)(r)	Lending Club	12/28/2023	11,031	10,912	10,868
205654400.SRDLC, 12.00%, 7/17/2029 (a)(n)(r)	Lending Club	12/15/2023	21,456	20,961	16,361
205660331.SRDLC, 9.74%, 12/20/2027 (a)(n)(r)	Lending Club	12/22/2023	11,857	11,684	11,806
205686700.SRDLC, 15.49%, 1/10/2028 (a)(n)(r)	Lending Club	12/28/2023	8,987	8,848	8,902
205686889.SRDLC, 9.74%, 5/28/2027 (a)(r)	Lending Club	1/02/2024	16,325	16,113	16,073
205687455.SRDLC, 20.23%, 12/20/2028 (a)(r)	Lending Club	12/13/2023	7,496	7,357	7,280
205689835.SRDLC, 19.49%, 12/14/2026 (a)(r)	Lending Club	12/14/2023	12,421	12,110	3,348
205692531.SRDLC, 14.24%, 12/19/2027 (a)(r)	Lending Club	12/14/2023	22,122	21,789	22,167
205694550.SRDLC, 8.49%, 12/13/2026 (a)(r)	Lending Club	12/15/2023	4,612	4,565	4,556
205698369.SRDLC, 13.74%, 12/21/2027 (a)(r)	Lending Club	12/26/2023	7,304	7,193	7,317
205702987.SRDLC, 15.99%, 12/28/2028 (a)(r)	Lending Club	12/15/2023	11,316	11,113	11,088
205704646.SRDLC, 9.99%, 12/1/2026 (a)(n)(r)	Lending Club	12/15/2023	13,511	13,173	1,416
205708881.SRDLC, 9.74%, 12/13/2026 (a)(r)	Lending Club	12/15/2023	4,238	4,194	4,186
205710942.SRDLC, 13.99%, 12/20/2026 (a)(r)	Lending Club	12/18/2023	1,545	1,528	1,513
205729747.SRDLC, 10.24%, 12/8/2026 (a)(r)	Lending Club	12/19/2023	8,464	8,376	8,336
205733468.SRDLC, 7.00%, 12/14/2026 (a)(r)	Lending Club	12/18/2023	3,623	3,587	3,588
205738721.SRDLC, 9.99%, 12/20/2026 (a)(n)(r)	Lending Club	12/19/2023	5,816	5,756	5,753
205742195.SRDLC, 11.26%, 12/20/2028 (a)(r)	Lending Club	12/22/2023	20,891	20,529	20,506
205743917.SRDLC, 6.91%, 12/21/2026 (a)(r)	Lending Club	12/20/2023	5,385	5,331	5,328
205746711.SRDLC, 14.11%, 8/15/2027 (a)(n)(r)	Lending Club	12/19/2023	2,526	2,463	1,800
205747984.SRDLC, 11.09%, 12/18/2028 (a)(r)	Lending Club	12/20/2023	20,864	20,503	20,494
205759479.SRDLC, 9.74%, 12/19/2028 (a)(r)	Lending Club	12/21/2023	22,400	22,016	22,008
205759846.SRDLC, 15.24%, 12/18/2028 (a)(r)	Lending Club	12/20/2023	10,043	9,864	9,843

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

60	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
205760641.SRDLC, 10.49%, 12/18/2027 (a)(r)	Lending Club	12/20/2023	$23,721	$23,373	$23,685
205762892.SRDLC, 7.41%, 12/19/2026 (a)(r)	Lending Club	12/21/2023	9,586	9,489	9,485
205779717.SRDLC, 9.99%, 12/18/2025 (a)(r)	Lending Club	12/20/2023	392	391	392
205781049.SRDLC, 11.74%, 12/18/2028 (a)(r)	Lending Club	12/20/2023	11,183	10,989	10,954
205782534.SRDLC, 10.49%, 12/18/2026 (a)(r)	Lending Club	12/20/2023	10,662	10,551	10,511
205786549.SRDLC, 8.99%, 12/26/2025 (a)(r)	Lending Club	12/28/2023	664	662	663
205790694.SRDLC, 22.49%, 12/28/2026 (a)(r)	Lending Club	12/22/2023	2,386	2,334	2,344
205790767.SRDLC, 13.99%, 12/20/2026 (a)(r)	Lending Club	12/22/2023	5,269	5,212	5,194
205792655.SRDLC, 32.39%, 12/21/2028 (a)(r)	Lending Club	12/26/2023	10,772	10,427	10,867
205794055.SRDLC, 15.99%, 12/21/2026 (a)(r)	Lending Club	12/26/2023	8,932	8,764	8,730
205794864.SRDLC, 27.49%, 12/20/2026 (a)(r)	Lending Club	12/22/2023	3,899	3,824	3,912
205795932.SRDLC, 14.11%, 12/19/2026 (a)(r)	Lending Club	12/21/2023	4,395	4,348	4,344
205796742.SRDLC, 27.49%, 9/28/2029 (a)(r)	Lending Club	12/22/2023	11,167	10,723	10,994
205799041.SRDLC, 20.49%, 5/20/2026 (a)(r)	Lending Club	12/22/2023	1,938	1,863	1,925
205799728.SRDLC, 24.99%, 12/20/2026 (a)(r)	Lending Club	12/22/2023	717	704	708
205800320.SRDLC, 30.99%, 1/11/2029 (a)(r)	Lending Club	1/16/2024	8,042	7,782	7,978
205800726.SRDLC, 10.49%, 12/21/2028 (a)(r)	Lending Club	12/26/2023	25,613	25,170	25,174
205801149.SRDLC, 16.99%, 12/31/2028 (a)(n)(r)	Lending Club	12/21/2023	27,440	26,754	2,876
205807964.SRDLC, 31.49%, 12/20/2028 (a)(r)	Lending Club	12/22/2023	19,854	19,221	20,001
205810883.SRDLC, 10.49%, 12/15/2028 (a)(r)	Lending Club	12/28/2023	8,261	8,118	8,118
205822350.SRDLC, 11.24%, 12/26/2027 (a)(r)	Lending Club	12/22/2023	15,568	15,334	15,608
205823042.SRDLC, 10.49%, 12/26/2028 (a)(r)	Lending Club	12/28/2023	8,307	8,163	8,167
205824159.SRDLC, 7.00%, 12/26/2026 (a)(r)	Lending Club	12/28/2023	4,967	4,916	4,918
205825442.SRDLC, 26.99%, 12/24/2026 (a)(r)	Lending Club	12/26/2023	3,907	3,832	3,918
205827522.SRDLC, 20.74%, 12/31/2028 (a)(n)(r)	Lending Club	12/28/2023	14,972	14,690	14,660
205829459.SRDLC, 22.49%, 12/25/2026 (a)(r)	Lending Club	12/27/2023	5,196	5,098	5,099
205829476.SRDLC, 7.24%, 12/22/2026 (a)(r)	Lending Club	12/27/2023	6,844	6,774	6,775
205829874.SRDLC, 26.49%, 12/27/2026 (a)(r)	Lending Club	12/26/2023	11,489	11,157	11,372
205830413.SRDLC, 27.49%, 12/28/2028 (a)(r)	Lending Club	12/26/2023	8,629	8,357	8,736
205831428.SRDLC, 10.99%, 12/21/2025 (a)(r)	Lending Club	12/26/2023	662	660	661
205837984.SRDLC, 7.99%, 12/28/2026 (a)(r)	Lending Club	1/02/2024	5,010	4,957	4,956
205839530.SRDLC, 15.74%, 12/22/2028 (a)(r)	Lending Club	12/27/2023	5,599	5,499	5,493
205841081.SRDLC, 14.25%, 12/26/2028 (a)(r)	Lending Club	12/27/2023	24,999	24,554	24,497
205845842.SRDLC, 14.74%, 12/28/2026 (a)(r)	Lending Club	1/02/2024	4,417	4,368	4,376
205847386.SRDLC, 10.99%, 12/26/2028 (a)(r)	Lending Club	12/28/2023	9,034	8,877	8,882
205848381.SRDLC, 24.49%, 12/22/2026 (a)(r)	Lending Club	12/27/2023	9,534	9,353	9,424
205850651.SRDLC, 16.00%, 12/26/2028 (a)(r)	Lending Club	12/28/2023	23,658	23,230	23,176
205852724.SRDLC, 10.49%, 12/26/2026 (a)(r)	Lending Club	12/28/2023	11,515	11,393	11,386
205852854.SRDLC, 15.74%, 1/5/2029 (a)(r)	Lending Club	1/02/2024	18,462	18,128	17,946
205853914.SRDLC, 28.99%, 12/26/2025 (a)(r)	Lending Club	12/28/2023	128	127	129
205858271.SRDLC, 9.74%, 12/26/2026 (a)(r)	Lending Club	12/28/2023	4,365	4,319	4,316
205860298.SRDLC, 14.24%, 12/26/2025 (a)(r)	Lending Club	12/28/2023	94	94	95
205860843.SRDLC, 10.99%, 12/26/2027 (a)(r)	Lending Club	12/28/2023	11,120	10,954	11,164
205871140.SRDLC, 25.99%, 12/26/2026 (a)(r)	Lending Club	12/28/2023	8,677	8,509	8,584
205872318.SRDLC, 15.00%, 5/28/2027 (a)(n)(r)	Lending Club	12/28/2023	2,845	2,750	2,771
205873132.SRDLC, 13.74%, 12/27/2027 (a)(r)	Lending Club	12/29/2023	15,570	15,184	15,606
205873690.SRDLC, 10.76%, 12/21/2028 (a)(n)(r)	Lending Club	1/02/2024	18,029	17,716	17,722
205879390.SRDLC, 32.39%, 12/31/2028 (a)(n)(r)	Lending Club	12/28/2023	17,514	16,814	1,836
205879798.SRDLC, 21.24%, 12/26/2028 (a)(r)	Lending Club	12/28/2023	10,444	10,248	10,282
205882910.SRDLC, 24.99%, 12/31/2027 (a)(n)(r)	Lending Club	12/28/2023	4,644	4,520	4,594
205885466.SRDLC, 32.39%, 12/31/2028 (a)(n)(r)	Lending Club	1/02/2024	13,568	13,026	1,422
205886423.SRDLC, 26.99%, 1/2/2027 (a)(r)	Lending Club	1/04/2024	2,834	2,778	2,789

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	61

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
205893356.SRDLC, 27.49%, 12/28/2026 (a)(r)	Lending Club	1/02/2024	$4,391	$4,288	$4,413
205894295.SRDLC, 14.24%, 12/28/2027 (a)(r)	Lending Club	1/02/2024	14,252	14,033	14,331
205896149.SRDLC, 25.49%, 12/28/2026 (a)(r)	Lending Club	1/02/2024	4,799	4,706	4,754
205896306.SRDLC, 14.50%, 12/28/2028 (a)(r)	Lending Club	1/02/2024	15,712	15,380	15,414
205900577.SRDLC, 14.24%, 12/25/2026 (a)(n)(r)	Lending Club	1/02/2024	10,477	10,362	10,372
205900664.SRDLC, 14.49%, 12/28/2028 (a)(r)	Lending Club	1/02/2024	10,702	10,510	10,523
205907525.SRDLC, 15.74%, 1/7/2027 (a)(r)	Lending Club	1/02/2024	3,810	3,767	3,745
205911522.SRDLC, 15.99%, 1/10/2027 (a)(r)	Lending Club	1/02/2024	7,375	7,240	7,163
205912284.SRDLC, 12.49%, 12/16/2025 (a)(r)	Lending Club	1/02/2024	457	456	457
205912903.SRDLC, 28.99%, 12/29/2025 (a)(n)(r)	Lending Club	1/03/2024	1,965	1,891	1,983
205920066.SRDLC, 32.39%, 1/2/2029 (a)(r)	Lending Club	1/04/2024	12,048	11,659	11,847
205921450.SRDLC, 23.99%, 1/2/2028 (a)(r)	Lending Club	1/04/2024	14,850	14,290	14,493
205928552.SRDLC, 31.89%, 7/10/2028 (a)(n)(r)	Lending Club	1/04/2024	12,046	11,580	11,550
205929815.SRDLC, 7.24%, 12/29/2026 (a)(r)	Lending Club	1/03/2024	5,807	5,747	5,750
205937979.SRDLC, 28.99%, 1/2/2026 (a)(r)	Lending Club	1/04/2024	393	391	392
205948541.SRDLC, 23.99%, 1/2/2027 (a)(r)	Lending Club	1/04/2024	3,024	2,966	2,947
205950302.SRDLC, 27.99%, 1/2/2028 (a)(n)(r)	Lending Club	1/04/2024	12,065	11,582	1,264
205956116.SRDLC, 32.39%, 12/22/2028 (a)(r)	Lending Club	1/04/2024	19,621	18,991	19,508
205968238.SRDLC, 24.99%, 1/2/2027 (a)(r)	Lending Club	1/04/2024	7,615	7,467	7,418
206065555.SRDLC, 24.24%, 2/8/2027 (a)(r)	Lending Club	2/07/2024	5,363	5,294	5,262
206066173.SRDLC, 28.99%, 2/5/2029 (a)(r)	Lending Club	2/07/2024	9,697	9,385	9,550
206174764.SRDLC, 23.49%, 2/2/2027 (a)(r)	Lending Club	2/06/2024	5,574	5,460	5,419
206241383.SRDLC, 9.24%, 2/12/2027 (a)(r)	Lending Club	2/14/2024	9,573	9,462	9,435
206243225.SRDLC, 32.39%, 2/17/2029 (a)(n)(r)	Lending Club	2/06/2024	6,095	5,851	639
206247231.SRDLC, 30.99%, 2/7/2027 (a)(r)	Lending Club	2/09/2024	2,789	2,728	2,754
206257499.SRDLC, 27.49%, 2/8/2027 (a)(n)(r)	Lending Club	2/12/2024	5,025	4,824	—
206259826.SRDLC, 29.49%, 2/16/2027 (a)(r)	Lending Club	2/07/2024	5,100	4,991	5,030
206290598.SRDLC, 26.49%, 11/2/2029 (a)(n)(r)	Lending Club	2/06/2024	7,507	7,207	4,428
206302600.SRDLC, 30.99%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	864	846	853
206305187.SRDLC, 19.99%, 2/9/2027 (a)(r)	Lending Club	2/13/2024	4,033	3,952	3,921
206310285.SRDLC, 28.49%, 2/2/2027 (a)(r)	Lending Club	2/06/2024	6,037	5,909	5,952
206321574.SRDLC, 9.99%, 2/5/2028 (a)(r)	Lending Club	2/07/2024	2,272	2,237	2,262
206322505.SRDLC, 15.49%, 2/7/2028 (a)(r)	Lending Club	2/09/2024	6,447	6,189	1,451
206329395.SRDLC, 19.49%, 2/8/2026 (a)(r)	Lending Club	2/12/2024	584	580	581
206340202.SRDLC, 28.99%, 2/15/2026 (a)(r)	Lending Club	2/08/2024	1,053	1,045	1,057
206341755.SRDLC, 25.99%, 2/15/2027 (a)(r)	Lending Club	2/07/2024	7,833	7,667	7,620
206344696.SRDLC, 32.39%, 2/12/2029 (a)(r)	Lending Club	2/14/2024	5,345	5,169	5,247
206346413.SRDLC, 23.99%, 11/15/2026 (a)(n)(r)	Lending Club	2/06/2024	5,851	5,618	4,681
206365532.SRDLC, 21.99%, 2/14/2026 (a)(r)	Lending Club	2/07/2024	302	300	301
206373201.SRDLC, 32.39%, 2/5/2029 (a)(r)	Lending Club	2/07/2024	4,930	4,768	4,844
206379163.SRDLC, 11.26%, 6/15/2029 (a)(n)(r)	Lending Club	2/20/2024	29,662	28,921	15,630
206380636.SRDLC, 12.50%, 2/14/2029 (a)(r)	Lending Club	2/16/2024	20,228	19,860	19,782
206382999.SRDLC, 27.49%, 1/22/2029 (a)(r)	Lending Club	2/07/2024	10,065	9,745	10,005
206385009.SRDLC, 32.39%, 2/5/2029 (a)(r)	Lending Club	2/07/2024	12,339	11,846	12,057
206385223.SRDLC, 32.39%, 2/7/2029 (a)(r)	Lending Club	2/09/2024	12,324	11,920	12,126
206385770.SRDLC, 11.76%, 2/5/2029 (a)(r)	Lending Club	2/07/2024	25,520	25,060	24,786
206415213.SRDLC, 14.99%, 2/28/2027 (a)(n)(r)	Lending Club	2/21/2024	9,136	8,951	8,783
206427377.SRDLC, 22.99%, 2/17/2026 (a)(r)	Lending Club	2/07/2024	843	838	843
206433124.SRDLC, 13.99%, 2/15/2027 (a)(r)	Lending Club	2/20/2024	9,923	9,729	9,634
206433173.SRDLC, 7.24%, 2/8/2027 (a)(r)	Lending Club	2/12/2024	17,908	17,704	17,687
206438545.SRDLC, 10.74%, 2/8/2028 (a)(r)	Lending Club	2/12/2024	2,665	2,623	2,661
206439955.SRDLC, 25.99%, 2/20/2028 (a)(n)(r)	Lending Club	2/07/2024	9,041	8,798	8,841

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

62	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
206447651.SRDLC, 27.99%, 2/2/2028 (a)(r)	Lending Club	2/06/2024	$3,908	$3,799	$3,795
206452090.SRDLC, 13.99%, 2/12/2029 (a)(r)	Lending Club	2/14/2024	7,403	7,267	7,207
206460018.SRDLC, 20.49%, 2/22/2029 (a)(r)	Lending Club	2/26/2024	30,849	30,237	29,892
206461682.SRDLC, 26.49%, 2/2/2028 (a)(r)	Lending Club	2/06/2024	4,226	4,108	4,115
206462868.SRDLC, 27.49%, 2/14/2029 (a)(r)	Lending Club	2/07/2024	16,249	15,732	15,970
206463307.SRDLC, 22.49%, 2/9/2027 (a)(r)	Lending Club	2/13/2024	4,218	4,131	4,095
206463820.SRDLC, 14.24%, 2/5/2027 (a)(n)(r)	Lending Club	2/07/2024	11,325	11,042	1,187
206465203.SRDLC, 28.99%, 2/15/2026 (a)(r)	Lending Club	2/08/2024	2,422	2,405	2,430
206468992.SRDLC, 14.99%, 2/5/2027 (a)(n)(r)	Lending Club	2/07/2024	3,721	3,650	3,606
206469523.SRDLC, 10.37%, 2/20/2027 (a)(r)	Lending Club	2/22/2024	4,828	4,771	4,762
206469647.SRDLC, 19.99%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	2,487	2,437	2,412
206470671.SRDLC, 32.39%, 2/7/2029 (a)(n)(r)	Lending Club	2/16/2024	7,804	7,492	818
206471742.SRDLC, 28.99%, 2/19/2029 (a)(n)(r)	Lending Club	2/07/2024	5,676	5,449	595
206471807.SRDLC, 27.49%, 2/20/2027 (a)(r)	Lending Club	2/07/2024	2,813	2,736	2,783
206472440.SRDLC, 23.99%, 2/6/2026 (a)(r)	Lending Club	2/08/2024	402	400	402
206472529.SRDLC, 24.49%, 2/20/2027 (a)(r)	Lending Club	2/07/2024	10,892	10,663	10,623
206472984.SRDLC, 26.49%, 2/5/2026 (a)(r)	Lending Club	2/07/2024	1,230	1,222	1,228
206473197.SRDLC, 30.99%, 2/5/2028 (a)(n)(r)	Lending Club	2/07/2024	7,081	6,798	742
206474486.SRDLC, 29.49%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	4,971	4,865	4,906
206475013.SRDLC, 13.99%, 2/23/2027 (a)(r)	Lending Club	2/16/2024	8,008	7,911	7,856
206476410.SRDLC, 25.99%, 2/5/2028 (a)(r)	Lending Club	2/07/2024	5,685	5,530	5,541
206476430.SRDLC, 21.99%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	10,508	10,295	10,187
206477262.SRDLC, 21.49%, 1/22/2026 (a)(r)	Lending Club	2/07/2024	3,461	3,441	3,456
206478779.SRDLC, 30.99%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	4,029	3,942	3,971
206479282.SRDLC, 27.49%, 2/5/2026 (a)(r)	Lending Club	2/07/2024	940	933	941
206481938.SRDLC, 29.99%, 2/5/2028 (a)(r)	Lending Club	2/07/2024	7,906	7,682	7,680
206483383.SRDLC, 21.49%, 2/5/2026 (a)(r)	Lending Club	2/07/2024	1,581	1,570	1,572
206483928.SRDLC, 22.49%, 2/6/2026 (a)(r)	Lending Club	2/08/2024	995	989	990
206487273.SRDLC, 10.74%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	4,842	4,786	4,769
206487459.SRDLC, 26.49%, 2/5/2026 (a)(r)	Lending Club	2/07/2024	1,730	1,718	1,726
206487813.SRDLC, 31.89%, 2/20/2028 (a)(n)(r)	Lending Club	2/07/2024	11,647	11,181	1,221
206489104.SRDLC, 30.99%, 2/6/2029 (a)(r)	Lending Club	2/07/2024	4,086	3,953	3,999
206491318.SRDLC, 11.99%, 2/6/2027 (a)(r)	Lending Club	2/08/2024	5,866	5,755	5,684
206491916.SRDLC, 20.99%, 2/5/2027 (a)(n)(r)	Lending Club	2/07/2024	14,435	13,858	3,527
206494780.SRDLC, 26.99%, 2/20/2027 (a)(r)	Lending Club	2/07/2024	2,762	2,703	2,740
206495230.SRDLC, 29.99%, 2/5/2028 (a)(r)	Lending Club	2/07/2024	6,646	6,385	4,921
206496148.SRDLC, 15.99%, 2/12/2027 (a)(r)	Lending Club	2/07/2024	9,769	9,575	9,471
206496350.SRDLC, 32.39%, 2/5/2029 (a)(r)	Lending Club	2/07/2024	9,448	9,139	9,284
206496832.SRDLC, 32.39%, 2/14/2029 (a)(r)	Lending Club	2/07/2024	5,710	5,520	5,629
206500152.SRDLC, 22.49%, 2/15/2027 (a)(r)	Lending Club	2/07/2024	13,362	13,088	12,940
206500285.SRDLC, 30.99%, 8/15/2027 (a)(n)(r)	Lending Club	2/08/2024	15,706	15,079	1,646
206501055.SRDLC, 28.49%, 2/10/2027 (a)(n)(r)	Lending Club	2/07/2024	10,938	10,500	1,146
206502104.SRDLC, 28.49%, 2/16/2029 (a)(r)	Lending Club	2/12/2024	16,363	15,753	16,162
206502908.SRDLC, 29.49%, 2/18/2029 (a)(n)(r)	Lending Club	2/07/2024	8,502	8,231	8,351
206502929.SRDLC, 15.74%, 2/7/2029 (a)(r)	Lending Club	2/09/2024	4,503	4,419	4,377
206504845.SRDLC, 25.99%, 2/6/2029 (a)(r)	Lending Club	2/08/2024	15,911	15,407	15,701
206504857.SRDLC, 21.49%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	2,382	2,334	2,310
206505676.SRDLC, 30.99%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	3,067	3,001	3,026
206506205.SRDLC, 10.00%, 8/8/2028 (a)(n)(r)	Lending Club	2/12/2024	9,205	8,861	7,685
206506284.SRDLC, 29.49%, 11/15/2029 (a)(n)(r)	Lending Club	2/07/2024	18,459	17,721	11,858
206506609.SRDLC, 21.49%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	1,571	1,539	1,523
206506686.SRDLC, 28.49%, 10/27/2028 (a)(n)(r)	Lending Club	2/29/2024	18,287	17,555	1,916

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	63

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
206508730.SRDLC, 16.74%, 11/30/2029 (a)(r)	Lending Club	2/22/2024	$14,673	$14,306	$1,802
206509020.SRDLC, 25.49%, 2/20/2027 (a)(r)	Lending Club	2/07/2024	7,171	7,005	6,991
206513002.SRDLC, 19.99%, 2/6/2029 (a)(r)	Lending Club	2/08/2024	11,534	11,181	11,216
206513832.SRDLC, 28.99%, 2/6/2026 (a)(r)	Lending Club	2/08/2024	414	411	412
206514655.SRDLC, 24.99%, 2/6/2027 (a)(r)	Lending Club	2/08/2024	1,877	1,838	1,826
206515107.SRDLC, 21.49%, 2/20/2027 (a)(r)	Lending Club	2/08/2024	40	39	40
206515642.SRDLC, 24.49%, 2/6/2027 (a)(r)	Lending Club	2/08/2024	323	316	317
206515662.SRDLC, 27.49%, 2/15/2027 (a)(n)(r)	Lending Club	2/08/2024	4,223	4,054	443
206520129.SRDLC, 24.49%, 2/15/2027 (a)(r)	Lending Club	2/07/2024	4,577	4,455	4,465
206520552.SRDLC, 24.49%, 2/6/2026 (a)(r)	Lending Club	2/08/2024	202	201	202
206521503.SRDLC, 20.49%, 2/14/2029 (a)(r)	Lending Club	2/16/2024	10,797	10,590	10,488
206522116.SRDLC, 15.99%, 2/6/2027 (a)(r)	Lending Club	2/08/2024	12,588	12,343	12,187
206522563.SRDLC, 12.24%, 2/1/2030 (a)(r)	Lending Club	2/08/2024	11,835	11,603	11,507
206524034.SRDLC, 24.99%, 2/6/2027 (a)(r)	Lending Club	2/08/2024	8,046	7,878	7,800
206526855.SRDLC, 31.49%, 2/15/2029 (a)(r)	Lending Club	2/08/2024	12,468	12,072	12,162
206528520.SRDLC, 22.99%, 2/6/2028 (a)(r)	Lending Club	2/08/2024	1,899	1,823	454
206529525.SRDLC, 28.99%, 2/6/2026 (a)(r)	Lending Club	2/08/2024	418	415	418
206530264.SRDLC, 15.99%, 2/6/2027 (a)(r)	Lending Club	2/08/2024	4,028	3,950	3,900
206530265.SRDLC, 28.49%, 2/13/2027 (a)(r)	Lending Club	2/08/2024	5,530	5,410	5,460
206530320.SRDLC, 14.99%, 2/18/2027 (a)(r)	Lending Club	2/08/2024	4,048	3,968	3,921
206530366.SRDLC, 9.74%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	19,220	18,999	18,933
206530538.SRDLC, 27.99%, 2/14/2026 (a)(r)	Lending Club	2/08/2024	772	767	775
206530555.SRDLC, 21.99%, 2/6/2027 (a)(n)(r)	Lending Club	2/08/2024	2,316	2,281	2,254
206531534.SRDLC, 25.99%, 2/9/2028 (a)(r)	Lending Club	2/08/2024	9,171	8,916	8,922
206531544.SRDLC, 9.49%, 2/12/2027 (a)(n)(r)	Lending Club	2/14/2024	3,212	3,132	781
206532221.SRDLC, 18.49%, 2/8/2026 (a)(r)	Lending Club	2/12/2024	1,159	1,151	1,152
206533162.SRDLC, 21.99%, 2/6/2027 (a)(r)	Lending Club	2/08/2024	4,200	4,113	4,073
206534483.SRDLC, 24.49%, 2/6/2029 (a)(r)	Lending Club	2/08/2024	15,779	15,283	15,585
206538811.SRDLC, 24.49%, 2/6/2027 (a)(r)	Lending Club	2/08/2024	13,361	13,084	13,004
206539701.SRDLC, 23.99%, 2/15/2027 (a)(r)	Lending Club	2/08/2024	7,939	7,774	7,745
206540932.SRDLC, 22.49%, 2/6/2027 (a)(r)	Lending Club	2/08/2024	1,054	1,033	1,022
206541256.SRDLC, 32.39%, 2/6/2029 (a)(r)	Lending Club	2/08/2024	6,909	6,647	6,752
206541316.SRDLC, 25.49%, 2/6/2026 (a)(n)(r)	Lending Club	2/08/2024	6,177	5,930	647
206541642.SRDLC, 14.99%, 2/6/2027 (a)(n)(r)	Lending Club	2/08/2024	2,473	2,425	2,395
206542335.SRDLC, 15.99%, 1/24/2027 (a)(r)	Lending Club	2/08/2024	7,025	6,891	6,835
206542346.SRDLC, 27.49%, 2/9/2027 (a)(r)	Lending Club	2/13/2024	1,638	1,603	1,614
206543287.SRDLC, 20.99%, 2/8/2026 (a)(r)	Lending Club	2/12/2024	296	294	294
206543526.SRDLC, 9.21%, 2/5/2026 (a)(r)	Lending Club	2/07/2024	1,437	1,432	1,433
206543673.SRDLC, 15.99%, 2/18/2027 (a)(r)	Lending Club	2/08/2024	12,719	12,468	12,318
206543969.SRDLC, 19.24%, 2/15/2028 (a)(r)	Lending Club	2/07/2024	25,853	25,426	25,913
206544330.SRDLC, 21.49%, 2/8/2027 (a)(r)	Lending Club	2/08/2024	2,361	2,313	2,285
206544569.SRDLC, 9.13%, 2/16/2027 (a)(r)	Lending Club	2/07/2024	17,814	17,611	17,544
206547049.SRDLC, 23.49%, 2/20/2027 (a)(r)	Lending Club	2/09/2024	5,981	5,858	5,822
206548546.SRDLC, 29.99%, 2/9/2029 (a)(r)	Lending Club	2/13/2024	19,483	18,851	19,244
206551021.SRDLC, 12.99%, 2/19/2027 (a)(r)	Lending Club	2/12/2024	1,492	1,474	1,463
206551118.SRDLC, 28.99%, 2/6/2029 (a)(r)	Lending Club	2/08/2024	5,635	5,454	5,528
206554697.SRDLC, 32.39%, 2/7/2029 (a)(n)(r)	Lending Club	2/09/2024	12,494	11,999	8,455
206556205.SRDLC, 23.49%, 6/8/2027 (a)(n)(r)	Lending Club	2/08/2024	6,106	5,862	640
206556577.SRDLC, 7.24%, 2/15/2027 (a)(r)	Lending Club	2/09/2024	6,619	6,543	6,537
206559604.SRDLC, 11.24%, 2/13/2027 (a)(r)	Lending Club	2/15/2024	5,832	5,764	5,725
206560310.SRDLC, 25.49%, 2/7/2026 (a)(r)	Lending Club	2/09/2024	4,278	4,249	4,264
206561292.SRDLC, 9.99%, 2/13/2028 (a)(r)	Lending Club	2/15/2024	9,907	9,752	9,899

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

64	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
206562575.SRDLC, 22.99%, 2/7/2027 (a)(n)(r)	Lending Club	2/09/2024	$12,219	$11,731	$1,281
206564726.SRDLC, 15.00%, 7/7/2026 (a)(n)(r)	Lending Club	2/09/2024	580	565	535
206564728.SRDLC, 29.49%, 2/14/2027 (a)(n)(r)	Lending Club	2/09/2024	1,869	1,794	196
206566334.SRDLC, 27.49%, 2/7/2027 (a)(r)	Lending Club	2/09/2024	3,816	3,735	3,772
206567945.SRDLC, 29.99%, 2/7/2028 (a)(r)	Lending Club	2/09/2024	14,232	13,827	13,842
206569108.SRDLC, 18.49%, 2/8/2028 (a)(r)	Lending Club	2/12/2024	16,744	16,300	15,769
206570543.SRDLC, 22.49%, 2/15/2026 (a)(n)(r)	Lending Club	2/12/2024	5,281	5,070	4,225
206570640.SRDLC, 21.99%, 2/8/2026 (a)(r)	Lending Club	2/12/2024	338	324	54
206571682.SRDLC, 25.49%, 2/9/2027 (a)(r)	Lending Club	2/13/2024	3,228	3,160	3,146
206572374.SRDLC, 25.49%, 8/13/2029 (a)(r)	Lending Club	2/15/2024	21,476	20,684	20,676
206573975.SRDLC, 15.00%, 7/8/2029 (a)(n)(r)	Lending Club	2/12/2024	17,189	16,633	14,183
206575677.SRDLC, 19.49%, 2/8/2026 (a)(r)	Lending Club	2/12/2024	525	522	523
206575841.SRDLC, 22.49%, 2/8/2027 (a)(r)	Lending Club	2/12/2024	1,741	1,696	1,685
206576695.SRDLC, 28.49%, 2/15/2027 (a)(r)	Lending Club	2/20/2024	5,708	5,584	5,670
206577088.SRDLC, 11.49%, 2/8/2029 (a)(n)(r)	Lending Club	2/12/2024	21,231	20,700	2,225
206577804.SRDLC, 19.49%, 2/8/2026 (a)(r)	Lending Club	2/12/2024	1,075	1,068	1,070
206578013.SRDLC, 21.49%, 2/8/2027 (a)(r)	Lending Club	2/12/2024	5,760	5,642	5,593
206578166.SRDLC, 25.49%, 2/8/2027 (a)(n)(r)	Lending Club	2/12/2024	5,003	4,803	524
206578266.SRDLC, 28.49%, 2/15/2027 (a)(r)	Lending Club	2/12/2024	3,624	3,546	3,578
206581264.SRDLC, 32.39%, 3/1/2029 (a)(n)(r)	Lending Club	2/29/2024	8,755	8,404	916
206581528.SRDLC, 20.99%, 2/8/2027 (a)(r)	Lending Club	2/12/2024	1,044	1,022	1,013
206582932.SRDLC, 22.49%, 2/28/2027 (a)(r)	Lending Club	3/01/2024	5,063	4,955	4,930
206583320.SRDLC, 32.39%, 1/31/2029 (a)(r)	Lending Club	2/12/2024	12,212	11,724	12,022
206583494.SRDLC, 26.49%, 2/20/2028 (a)(r)	Lending Club	2/12/2024	18,008	17,507	17,587
206583934.SRDLC, 29.99%, 2/9/2028 (a)(n)(r)	Lending Club	2/13/2024	7,063	6,780	740
206585107.SRDLC, 22.99%, 2/14/2027 (a)(n)(r)	Lending Club	2/13/2024	5,011	4,814	4,897
206585240.SRDLC, 21.49%, 2/9/2027 (a)(r)	Lending Club	2/13/2024	7,854	7,694	7,627
206585690.SRDLC, 24.49%, 2/8/2027 (a)(n)(r)	Lending Club	2/12/2024	4,431	4,259	4,301
206587341.SRDLC, 25.49%, 2/8/2026 (a)(n)(r)	Lending Club	2/12/2024	475	472	474
206589724.SRDLC, 28.49%, 2/8/2027 (a)(r)	Lending Club	2/12/2024	5,475	5,358	5,415
206592283.SRDLC, 15.74%, 2/20/2027 (a)(n)(r)	Lending Club	2/12/2024	27,117	26,439	2,842
206594606.SRDLC, 26.99%, 2/15/2029 (a)(n)(r)	Lending Club	2/13/2024	8,009	7,689	839
206595617.SRDLC, 21.49%, 2/9/2026 (a)(n)(r)	Lending Club	2/13/2024	993	967	987
206595670.SRDLC, 27.49%, 2/9/2027 (a)(r)	Lending Club	2/13/2024	7,101	6,879	6,999
206597289.SRDLC, 14.36%, 2/12/2027 (a)(r)	Lending Club	2/14/2024	9,955	9,834	9,761
206599929.SRDLC, 9.96%, 2/7/2027 (a)(r)	Lending Club	2/09/2024	1,973	1,951	1,943
206602173.SRDLC, 30.99%, 2/1/2027 (a)(r)	Lending Club	2/13/2024	820	802	808
206603083.SRDLC, 12.24%, 2/7/2029 (a)(r)	Lending Club	2/09/2024	25,606	25,143	24,913
206603510.SRDLC, 26.49%, 7/9/2029 (a)(r)	Lending Club	2/13/2024	21,297	20,540	20,551
206603915.SRDLC, 9.74%, 2/7/2026 (a)(r)	Lending Club	2/09/2024	1,804	1,797	1,799
206607851.SRDLC, 19.24%, 2/28/2028 (a)(r)	Lending Club	2/16/2024	10,237	10,066	10,046
206608134.SRDLC, 28.99%, 2/12/2026 (a)(r)	Lending Club	2/14/2024	522	518	524
206613496.SRDLC, 14.49%, 2/8/2027 (a)(n)(r)	Lending Club	2/12/2024	2,736	2,705	2,687
206620378.SRDLC, 7.99%, 2/8/2027 (a)(r)	Lending Club	2/12/2024	9,244	9,138	9,109
206636289.SRDLC, 21.49%, 6/15/2026 (a)(r)	Lending Club	2/20/2024	1,822	1,769	1,802
206636457.SRDLC, 19.99%, 2/12/2027 (a)(r)	Lending Club	2/14/2024	2,591	2,538	2,519
206642961.SRDLC, 13.74%, 2/9/2027 (a)(r)	Lending Club	2/13/2024	11,885	11,742	11,657
206650488.SRDLC, 13.99%, 2/26/2027 (a)(r)	Lending Club	2/28/2024	17,458	17,242	17,171
206653367.SRDLC, 31.89%, 2/12/2028 (a)(n)(r)	Lending Club	2/14/2024	4,968	4,772	3,621
206660441.SRDLC, 22.74%, 2/12/2029 (a)(r)	Lending Club	2/14/2024	4,688	4,597	4,535
206662294.SRDLC, 24.99%, 2/14/2027 (a)(r)	Lending Club	2/16/2024	2,681	2,625	2,618
206662755.SRDLC, 31.49%, 2/22/2029 (a)(r)	Lending Club	2/26/2024	8,181	7,912	8,141

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	65

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
206666226.SRDLC, 31.49%, 2/19/2029 (a)(r)	Lending Club	2/14/2024	$9,102	$8,804	$8,987
206666955.SRDLC, 7.99%, 2/12/2027 (a)(r)	Lending Club	2/14/2024	5,214	5,154	5,140
206672974.SRDLC, 28.49%, 2/12/2027 (a)(n)(r)	Lending Club	2/14/2024	11,886	11,411	1,246
206674497.SRDLC, 15.74%, 2/26/2029 (a)(r)	Lending Club	2/14/2024	15,342	15,057	14,923
206675765.SRDLC, 23.49%, 2/12/2027 (a)(r)	Lending Club	2/14/2024	5,308	5,198	5,181
206679078.SRDLC, 10.74%, 2/13/2029 (a)(r)	Lending Club	2/15/2024	15,566	15,286	15,238
206686752.SRDLC, 21.49%, 2/20/2027 (a)(r)	Lending Club	2/22/2024	1,571	1,538	1,531
206693787.SRDLC, 28.49%, 2/13/2028 (a)(r)	Lending Club	2/15/2024	3,564	3,463	3,471
206701696.SRDLC, 26.49%, 2/13/2027 (a)(r)	Lending Club	2/15/2024	7,583	7,422	7,398
206702193.SRDLC, 30.99%, 2/21/2027 (a)(n)(r)	Lending Club	2/23/2024	13,805	13,253	1,447
206702234.SRDLC, 19.49%, 2/15/2026 (a)(r)	Lending Club	2/20/2024	1,951	1,935	1,941
206704769.SRDLC, 29.99%, 2/20/2028 (a)(r)	Lending Club	2/15/2024	2,548	2,475	2,486
206706801.SRDLC, 27.49%, 2/19/2026 (a)(n)(r)	Lending Club	2/16/2024	1,675	1,662	1,682
206714632.SRDLC, 27.99%, 2/13/2028 (a)(r)	Lending Club	2/15/2024	17,770	17,254	17,309
206715657.SRDLC, 30.99%, 6/13/2027 (a)(n)(r)	Lending Club	2/15/2024	15,934	15,299	1,670
206716141.SRDLC, 12.99%, 2/15/2026 (a)(r)	Lending Club	2/20/2024	1,111	1,106	1,108
206726735.SRDLC, 23.99%, 2/14/2027 (a)(n)(r)	Lending Club	2/16/2024	2,228	2,181	2,175
206730152.SRDLC, 24.99%, 4/14/2026 (a)(r)	Lending Club	2/16/2024	1,781	1,710	1,425
206734020.SRDLC, 14.24%, 2/15/2029 (a)(r)	Lending Club	2/20/2024	8,157	8,006	7,952
206738286.SRDLC, 11.24%, 2/16/2028 (a)(r)	Lending Club	2/21/2024	16,557	16,295	16,552
206749512.SRDLC, 28.49%, 2/16/2028 (a)(r)	Lending Club	2/21/2024	5,701	5,539	5,585
206751332.SRDLC, 12.24%, 2/15/2029 (a)(r)	Lending Club	2/20/2024	8,779	8,619	8,557
206754380.SRDLC, 29.89%, 3/6/2028 (a)(r)	Lending Club	3/08/2024	5,152	4,994	4,992
206754897.SRDLC, 21.99%, 2/25/2027 (a)(r)	Lending Club	2/21/2024	1,060	1,038	1,032
206757734.SRDLC, 23.49%, 2/16/2027 (a)(n)(r)	Lending Club	2/22/2024	7,909	7,743	7,731
206760970.SRDLC, 11.24%, 2/20/2028 (a)(r)	Lending Club	2/22/2024	1,647	1,620	1,640
206761445.SRDLC, 15.49%, 2/20/2027 (a)(r)	Lending Club	2/22/2024	1,756	1,734	1,728
206763993.SRDLC, 14.99%, 2/20/2027 (a)(r)	Lending Club	2/22/2024	7,947	7,790	7,721
206764336.SRDLC, 8.24%, 2/28/2027 (a)(r)	Lending Club	2/22/2024	16,632	16,438	16,384
206764960.SRDLC, 16.24%, 2/20/2029 (a)(r)	Lending Club	2/22/2024	21,036	20,641	20,496
206769267.SRDLC, 10.99%, 2/20/2029 (a)(r)	Lending Club	2/22/2024	25,385	24,925	24,868
206772476.SRDLC, 32.39%, 2/20/2029 (a)(r)	Lending Club	2/22/2024	7,230	6,991	7,174
206773334.SRDLC, 21.99%, 2/20/2028 (a)(r)	Lending Club	2/22/2024	8,907	8,663	8,777
206776480.SRDLC, 25.99%, 2/16/2028 (a)(n)(r)	Lending Club	2/28/2024	3,118	2,994	327
206787116.SRDLC, 13.24%, 2/20/2027 (a)(r)	Lending Club	2/22/2024	4,638	4,581	4,551
206795411.SRDLC, 17.24%, 2/20/2029 (a)(r)	Lending Club	2/22/2024	23,041	22,606	22,467
206799568.SRDLC, 14.99%, 2/20/2027 (a)(n)(r)	Lending Club	2/22/2024	5,350	5,141	5,170
206799674.SRDLC, 25.99%, 2/28/2028 (a)(r)	Lending Club	2/22/2024	7,067	6,868	6,944
206800288.SRDLC, 21.49%, 2/15/2027 (a)(r)	Lending Club	2/23/2024	7,260	7,109	7,069
206800576.SRDLC, 7.00%, 2/20/2027 (a)(r)	Lending Club	2/22/2024	8,467	8,368	8,366
206802964.SRDLC, 17.69%, 2/20/2028 (a)(r)	Lending Club	2/22/2024	5,664	5,539	5,659
206803063.SRDLC, 8.24%, 2/21/2027 (a)(r)	Lending Club	2/23/2024	11,399	11,265	11,243
206810695.SRDLC, 9.74%, 2/21/2027 (a)(r)	Lending Club	2/23/2024	6,194	6,120	6,109
206811341.SRDLC, 26.49%, 2/20/2029 (a)(n)(r)	Lending Club	2/22/2024	17,586	16,883	1,843
206812968.SRDLC, 29.99%, 2/20/2028 (a)(r)	Lending Club	2/22/2024	7,188	6,981	7,047
206814439.SRDLC, 21.49%, 3/17/2026 (a)(r)	Lending Club	3/19/2024	1,657	1,601	1,646
206817054.SRDLC, 10.74%, 2/22/2027 (a)(r)	Lending Club	2/26/2024	10,737	10,608	10,591
206818133.SRDLC, 10.74%, 2/28/2027 (a)(n)(r)	Lending Club	2/29/2024	9,710	9,594	9,481
206818207.SRDLC, 23.99%, 3/5/2026 (a)(n)(r)	Lending Club	2/23/2024	528	507	55
206819391.SRDLC, 17.24%, 2/23/2029 (a)(r)	Lending Club	2/27/2024	5,445	5,341	5,304
206822930.SRDLC, 10.99%, 2/23/2029 (a)(r)	Lending Club	2/27/2024	10,879	10,682	10,663
206832615.SRDLC, 19.49%, 5/22/2026 (a)(r)	Lending Club	2/26/2024	3,451	3,313	1,032

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

66	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
206834470.SRDLC, 25.99%, 2/24/2026 (a)(r)	Lending Club	2/26/2024	$615	$610	$615
206835180.SRDLC, 23.99%, 2/26/2028 (a)(r)	Lending Club	2/28/2024	4,502	4,377	4,437
206837166.SRDLC, 27.49%, 2/22/2029 (a)(r)	Lending Club	2/26/2024	5,634	5,450	5,617
206837462.SRDLC, 30.99%, 3/31/2028 (a)(n)(r)	Lending Club	3/20/2024	12,530	12,029	1,313
206838735.SRDLC, 27.49%, 2/28/2026 (a)(n)(r)	Lending Club	2/27/2024	3,015	2,993	3,015
206841786.SRDLC, 22.49%, 2/23/2027 (a)(r)	Lending Club	2/27/2024	2,637	2,580	2,565
206841881.SRDLC, 7.24%, 2/26/2027 (a)(r)	Lending Club	2/28/2024	2,226	2,199	2,207
206843128.SRDLC, 30.99%, 2/23/2027 (a)(r)	Lending Club	2/27/2024	1,812	1,772	1,807
206845110.SRDLC, 30.99%, 2/26/2029 (a)(r)	Lending Club	2/28/2024	12,650	12,234	12,612
206851125.SRDLC, 9.74%, 2/22/2027 (a)(r)	Lending Club	2/26/2024	8,169	8,071	8,058
206851374.SRDLC, 14.99%, 2/28/2027 (a)(n)(r)	Lending Club	2/29/2024	3,086	3,024	2,968
206857031.SRDLC, 12.38%, 7/23/2027 (a)(n)(r)	Lending Club	2/27/2024	12,518	12,220	10,457
206858805.SRDLC, 29.99%, 3/10/2028 (a)(n)(r)	Lending Club	3/01/2024	10,547	10,239	10,233
206859256.SRDLC, 30.49%, 2/26/2029 (a)(r)	Lending Club	2/28/2024	4,884	4,724	4,872
206862452.SRDLC, 30.99%, 2/26/2028 (a)(r)	Lending Club	2/28/2024	3,253	3,158	3,200
206862550.SRDLC, 22.99%, 2/26/2029 (a)(r)	Lending Club	2/28/2024	31,300	30,686	30,515
206866112.SRDLC, 15.24%, 2/28/2029 (a)(r)	Lending Club	3/04/2024	11,196	10,986	10,948
206866684.SRDLC, 19.99%, 2/26/2027 (a)(r)	Lending Club	2/28/2024	312	300	167
206867521.SRDLC, 15.00%, 8/23/2029 (a)(n)(r)	Lending Club	3/20/2024	9,371	9,003	8,832
206869591.SRDLC, 21.49%, 3/20/2027 (a)(n)(r)	Lending Club	3/11/2024	4,717	4,616	4,542
206869869.SRDLC, 15.24%, 2/23/2029 (a)(r)	Lending Club	2/27/2024	11,196	10,987	10,933
206870626.SRDLC, 12.99%, 2/23/2027 (a)(r)	Lending Club	2/27/2024	1,970	1,946	1,937
206882488.SRDLC, 10.24%, 2/28/2027 (a)(r)	Lending Club	3/01/2024	9,406	9,292	9,255
206883946.SRDLC, 28.49%, 2/27/2027 (a)(r)	Lending Club	2/29/2024	9,584	9,372	9,552
206884712.SRDLC, 19.99%, 2/11/2027 (a)(n)(r)	Lending Club	2/28/2024	2,087	2,045	2,033
206888755.SRDLC, 19.99%, 2/26/2027 (a)(r)	Lending Club	2/28/2024	5,181	5,074	5,062
206890382.SRDLC, 23.99%, 3/5/2028 (a)(r)	Lending Club	2/28/2024	7,512	7,301	7,287
206895588.SRDLC, 32.39%, 3/5/2029 (a)(r)	Lending Club	3/07/2024	12,494	12,078	12,203
206895753.SRDLC, 14.99%, 2/28/2027 (a)(r)	Lending Club	3/01/2024	7,498	7,346	7,297
206897990.SRDLC, 32.39%, 2/26/2029 (a)(r)	Lending Club	2/28/2024	12,324	11,916	12,276
206900700.SRDLC, 23.49%, 8/26/2027 (a)(n)(r)	Lending Club	2/28/2024	4,793	4,607	4,590
206903125.SRDLC, 31.89%, 2/26/2028 (a)(r)	Lending Club	2/28/2024	2,679	2,601	2,634
206906819.SRDLC, 31.89%, 2/26/2028 (a)(r)	Lending Club	2/28/2024	3,627	3,521	3,566
206908138.SRDLC, 28.99%, 2/28/2026 (a)(r)	Lending Club	2/28/2024	253	251	255
206916117.SRDLC, 10.49%, 2/29/2028 (a)(r)	Lending Club	2/28/2024	15,213	14,972	15,139
206917295.SRDLC, 15.24%, 2/26/2029 (a)(r)	Lending Club	2/28/2024	6,718	6,592	6,580
206917551.SRDLC, 14.99%, 2/27/2027 (a)(r)	Lending Club	2/29/2024	4,680	4,576	4,557
206923791.SRDLC, 23.49%, 3/15/2027 (a)(r)	Lending Club	3/07/2024	5,649	5,525	5,475
206926761.SRDLC, 15.49%, 8/1/2029 (a)(r)	Lending Club	2/29/2024	15,367	14,994	14,863
206930451.SRDLC, 27.49%, 2/28/2027 (a)(n)(r)	Lending Club	3/01/2024	1,088	1,064	1,088
206934152.SRDLC, 23.99%, 3/14/2027 (a)(r)	Lending Club	3/18/2024	6,728	6,579	6,545
206935154.SRDLC, 17.49%, 2/28/2028 (a)(r)	Lending Club	3/01/2024	10,911	10,618	10,336
206937677.SRDLC, 21.49%, 3/4/2027 (a)(r)	Lending Club	3/06/2024	6,620	6,478	6,392
206939430.SRDLC, 7.83%, 2/27/2028 (a)(r)	Lending Club	2/29/2024	22,351	22,003	22,263
206944802.SRDLC, 32.39%, 3/11/2029 (a)(r)	Lending Club	3/06/2024	5,895	5,700	5,752
206945566.SRDLC, 24.99%, 3/4/2027 (a)(r)	Lending Club	3/06/2024	1,693	1,656	1,639
206957919.SRDLC, 29.99%, 3/12/2028 (a)(r)	Lending Club	3/14/2024	8,100	7,863	7,878
206966762.SRDLC, 32.39%, 3/4/2029 (a)(r)	Lending Club	3/06/2024	7,143	6,924	6,900
206968435.SRDLC, 32.39%, 3/4/2029 (a)(n)(r)	Lending Club	3/06/2024	9,993	9,593	1,047
206970231.SRDLC, 5.00%, 3/24/2028 (a)(r)	Lending Club	3/19/2024	9,750	9,360	9,055
206970932.SRDLC, 11.99%, 2/28/2029 (a)(r)	Lending Club	3/04/2024	15,191	14,912	14,843
206971632.SRDLC, 25.49%, 3/23/2026 (a)(n)(r)	Lending Club	3/06/2024	2,259	2,169	120

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	67

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
206972271.SRDLC, 27.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	$3,439	$3,361	$3,407
206972436.SRDLC, 10.00%, 12/19/2029 (a)(r)	Lending Club	3/06/2024	4,471	4,298	4,179
206979916.SRDLC, 24.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	14,107	13,791	13,738
206985352.SRDLC, 21.49%, 3/15/2027 (a)(r)	Lending Club	3/11/2024	1,176	1,150	1,140
206985529.SRDLC, 8.24%, 2/28/2027 (a)(r)	Lending Club	3/04/2024	17,604	17,394	17,362
206986371.SRDLC, 28.49%, 3/25/2027 (a)(r)	Lending Club	3/19/2024	7,570	7,394	7,511
206995219.SRDLC, 28.99%, 3/5/2026 (a)(r)	Lending Club	3/07/2024	3,482	3,452	3,489
207000395.SRDLC, 21.49%, 3/6/2027 (a)(n)(r)	Lending Club	3/08/2024	6,950	6,677	5,317
207003022.SRDLC, 13.99%, 3/15/2027 (a)(r)	Lending Club	3/18/2024	6,692	6,554	6,477
207009130.SRDLC, 27.49%, 3/6/2027 (a)(r)	Lending Club	3/08/2024	4,012	3,923	3,948
207010768.SRDLC, 15.00%, 5/25/2027 (a)(r)	Lending Club	3/08/2024	3,135	3,016	2,962
207015979.SRDLC, 30.99%, 3/6/2027 (a)(n)(r)	Lending Club	3/08/2024	3,263	3,191	3,206
207018904.SRDLC, 32.39%, 3/13/2029 (a)(r)	Lending Club	3/15/2024	10,828	10,467	10,631
207032620.SRDLC, 24.99%, 3/8/2027 (a)(r)	Lending Club	3/12/2024	8,464	8,277	8,211
207038216.SRDLC, 27.49%, 3/6/2027 (a)(r)	Lending Club	3/08/2024	11,177	10,928	10,998
207039650.SRDLC, 25.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	5,660	5,533	5,512
207054733.SRDLC, 15.00%, 9/18/2027 (a)(n)(r)	Lending Club	3/20/2024	10,340	9,987	9,228
207071411.SRDLC, 19.99%, 3/17/2027 (a)(r)	Lending Club	3/11/2024	2,747	2,688	2,657
207079145.SRDLC, 28.49%, 3/7/2029 (a)(r)	Lending Club	3/11/2024	15,543	15,035	15,257
207080362.SRDLC, 15.99%, 3/24/2027 (a)(r)	Lending Club	3/19/2024	13,371	13,088	12,928
207097003.SRDLC, 13.24%, 3/7/2029 (a)(r)	Lending Club	3/11/2024	6,253	6,137	6,171
207099476.SRDLC, 15.00%, 8/11/2029 (a)(n)(r)	Lending Club	3/13/2024	17,860	17,180	16,678
207112547.SRDLC, 23.49%, 3/11/2029 (a)(r)	Lending Club	3/13/2024	19,946	19,262	19,531
207124193.SRDLC, 15.24%, 3/15/2028 (a)(r)	Lending Club	3/19/2024	10,793	10,612	10,755
207132650.SRDLC, 16.49%, 3/11/2029 (a)(r)	Lending Club	3/13/2024	10,732	10,527	10,585
207135412.SRDLC, 16.74%, 3/19/2029 (a)(r)	Lending Club	3/15/2024	30,833	30,244	30,297
207137665.SRDLC, 32.39%, 3/15/2029 (a)(r)	Lending Club	3/13/2024	8,052	7,784	7,860
207138091.SRDLC, 30.99%, 4/1/2028 (a)(n)(r)	Lending Club	4/03/2024	2,137	2,051	223
207140260.SRDLC, 23.49%, 3/11/2027 (a)(r)	Lending Club	3/13/2024	10,200	9,885	9,912
207146346.SRDLC, 32.39%, 3/16/2029 (a)(r)	Lending Club	3/13/2024	4,201	4,061	4,102
207148926.SRDLC, 14.24%, 3/13/2027 (a)(r)	Lending Club	3/15/2024	21,006	20,737	20,687
207158731.SRDLC, 28.99%, 3/11/2029 (a)(r)	Lending Club	3/13/2024	8,200	7,931	8,060
207169379.SRDLC, 32.39%, 3/17/2029 (a)(r)	Lending Club	3/18/2024	12,439	12,024	12,231
207170097.SRDLC, 15.99%, 3/20/2027 (a)(r)	Lending Club	3/20/2024	9,589	9,387	9,260
207175512.SRDLC, 28.49%, 2/28/2027 (a)(n)(r)	Lending Club	3/15/2024	2,134	2,087	2,099
207176349.SRDLC, 23.99%, 3/13/2026 (a)(r)	Lending Club	3/15/2024	249	247	249
207176648.SRDLC, 14.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	2,610	2,556	2,527
207177400.SRDLC, 24.99%, 3/15/2027 (a)(r)	Lending Club	3/15/2024	5,436	5,315	5,265
207177491.SRDLC, 28.49%, 3/13/2029 (a)(n)(r)	Lending Club	3/15/2024	10,860	10,426	1,138
207179660.SRDLC, 30.99%, 3/18/2027 (a)(n)(r)	Lending Club	3/18/2024	8,160	7,834	855
207179986.SRDLC, 30.99%, 8/18/2028 (a)(r)	Lending Club	3/20/2024	12,840	12,326	2,208
207180107.SRDLC, 27.49%, 4/1/2027 (a)(r)	Lending Club	3/20/2024	15,858	15,225	15,301
207180876.SRDLC, 14.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	13,198	12,922	12,774
207181343.SRDLC, 28.49%, 3/18/2029 (a)(r)	Lending Club	3/20/2024	5,890	5,697	5,817
207182667.SRDLC, 25.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	3,571	3,491	3,478
207183671.SRDLC, 28.99%, 3/18/2029 (a)(n)(r)	Lending Club	3/20/2024	5,916	5,680	620
207184380.SRDLC, 21.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	7,447	7,284	7,225
207184669.SRDLC, 21.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	4,965	4,856	4,817
207185311.SRDLC, 13.74%, 3/12/2027 (a)(n)(r)	Lending Club	3/14/2024	3,292	3,250	3,243
207185942.SRDLC, 18.99%, 3/14/2029 (a)(r)	Lending Club	3/18/2024	23,338	22,886	22,891
207186771.SRDLC, 25.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	7,647	7,476	7,417
207187282.SRDLC, 23.49%, 3/18/2027 (a)(n)(r)	Lending Club	3/20/2024	8,206	7,878	860

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

68	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
207189445.SRDLC, 28.49%, 3/18/2029 (a)(r)	Lending Club	3/20/2024	$5,639	$5,454	$5,570
207192864.SRDLC, 18.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	1,085	1,061	1,053
207203419.SRDLC, 30.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	2,342	2,288	2,318
207204473.SRDLC, 27.49%, 3/31/2029 (a)(n)(r)	Lending Club	3/20/2024	22,015	21,134	2,307
207204843.SRDLC, 32.39%, 3/27/2029 (a)(r)	Lending Club	3/20/2024	10,142	9,810	9,945
207204933.SRDLC, 30.99%, 3/27/2028 (a)(r)	Lending Club	3/20/2024	11,268	10,935	11,029
207206158.SRDLC, 8.99%, 3/13/2027 (a)(r)	Lending Club	3/15/2024	9,103	8,991	9,013
207206340.SRDLC, 11.12%, 3/25/2027 (a)(r)	Lending Club	3/15/2024	6,005	5,924	5,923
207210284.SRDLC, 32.39%, 3/18/2029 (a)(r)	Lending Club	3/20/2024	20,824	20,128	20,511
207213262.SRDLC, 14.99%, 3/13/2027 (a)(r)	Lending Club	3/15/2024	7,919	7,817	7,798
207215838.SRDLC, 27.49%, 3/26/2027 (a)(n)(r)	Lending Club	3/20/2024	7,271	6,981	1,294
207219726.SRDLC, 21.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	2,759	2,698	2,668
207222163.SRDLC, 24.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	5,078	4,965	4,945
207222679.SRDLC, 23.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	11,177	10,930	10,889
207222770.SRDLC, 22.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	5,553	5,430	5,385
207224170.SRDLC, 28.49%, 9/18/2027 (a)(n)(r)	Lending Club	3/20/2024	5,766	5,563	5,530
207224646.SRDLC, 16.74%, 3/14/2026 (a)(r)	Lending Club	3/18/2024	4,732	4,707	4,754
207228981.SRDLC, 32.39%, 3/18/2029 (a)(r)	Lending Club	3/20/2024	7,080	6,843	6,974
207230361.SRDLC, 23.49%, 3/24/2027 (a)(n)(r)	Lending Club	3/20/2024	5,002	4,891	4,884
207230763.SRDLC, 14.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	2,318	2,269	2,245
207236121.SRDLC, 23.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	3,074	3,006	2,994
207241657.SRDLC, 27.49%, 3/18/2027 (a)(n)(r)	Lending Club	3/20/2024	2,273	2,182	238
207246435.SRDLC, 9.24%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	8,563	8,456	8,482
207255490.SRDLC, 7.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	11,446	11,305	11,366
207268640.SRDLC, 13.25%, 4/15/2029 (a)(r)	Lending Club	4/15/2024	10,744	10,540	10,556
207292980.SRDLC, 12.24%, 3/22/2027 (a)(r)	Lending Club	3/26/2024	6,725	6,638	6,637
207295338.SRDLC, 32.39%, 4/15/2029 (a)(r)	Lending Club	4/04/2024	10,307	9,966	9,910
207299205.SRDLC, 14.99%, 4/9/2027 (a)(r)	Lending Club	4/11/2024	9,447	9,242	9,042
207326146.SRDLC, 12.24%, 3/27/2029 (a)(r)	Lending Club	3/22/2024	17,494	17,168	17,326
207345337.SRDLC, 14.24%, 4/22/2026 (a)(r)	Lending Club	4/24/2024	1,330	1,321	1,328
207351023.SRDLC, 10.74%, 4/4/2027 (a)(r)	Lending Club	4/08/2024	3,239	3,197	3,205
207355424.SRDLC, 9.24%, 3/21/2027 (a)(r)	Lending Club	3/25/2024	6,080	6,004	6,025
207359134.SRDLC, 25.49%, 3/21/2029 (a)(r)	Lending Club	3/25/2024	20,148	19,742	19,729
207369529.SRDLC, 18.49%, 4/16/2028 (a)(r)	Lending Club	4/16/2024	10,647	10,347	9,979
207371590.SRDLC, 8.24%, 3/22/2027 (a)(n)(r)	Lending Club	3/26/2024	7,086	6,998	7,039
207392814.SRDLC, 32.39%, 4/25/2029 (a)(r)	Lending Club	4/17/2024	10,034	9,702	9,710
207395613.SRDLC, 15.00%, 7/28/2027 (a)(n)(r)	Lending Club	4/01/2024	5,050	4,934	4,549
207400295.SRDLC, 23.49%, 4/1/2027 (a)(r)	Lending Club	4/03/2024	1,434	1,399	1,377
207411843.SRDLC, 21.49%, 4/5/2026 (a)(r)	Lending Club	4/09/2024	437	432	433
207431911.SRDLC, 8.99%, 3/28/2027 (a)(r)	Lending Club	3/28/2024	3,037	2,999	3,010
207438976.SRDLC, 27.49%, 4/5/2027 (a)(r)	Lending Club	4/09/2024	3,003	2,932	2,932
207451472.SRDLC, 32.39%, 4/4/2029 (a)(r)	Lending Club	4/08/2024	12,660	12,234	12,221
207452833.SRDLC, 20.49%, 4/1/2027 (a)(n)(r)	Lending Club	4/03/2024	7,802	7,490	818
207461718.SRDLC, 23.74%, 4/5/2029 (a)(r)	Lending Club	4/09/2024	32,448	31,785	31,326
207462446.SRDLC, 32.39%, 4/16/2029 (a)(r)	Lending Club	4/17/2024	4,650	4,493	4,492
207466353.SRDLC, 20.99%, 4/5/2029 (a)(r)	Lending Club	4/09/2024	19,997	19,360	19,133
207473074.SRDLC, 26.49%, 4/3/2027 (a)(n)(r)	Lending Club	4/03/2024	6,755	6,485	1,055
207473817.SRDLC, 23.99%, 4/10/2026 (a)(r)	Lending Club	4/12/2024	1,007	996	1,003
207474306.SRDLC, 26.49%, 4/15/2027 (a)(r)	Lending Club	4/17/2024	895	874	864
207482053.SRDLC, 21.49%, 4/18/2026 (a)(r)	Lending Club	4/09/2024	1,315	1,301	1,302
207486299.SRDLC, 21.49%, 4/7/2026 (a)(n)(r)	Lending Club	4/03/2024	4,278	4,234	4,238
207487765.SRDLC, 22.49%, 4/1/2028 (a)(r)	Lending Club	4/03/2024	14,486	14,073	14,009

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	69

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
207488823.SRDLC, 25.49%, 4/1/2027 (a)(r)	Lending Club	4/03/2024	$2,374	$2,319	$2,278
207490408.SRDLC, 11.49%, 3/20/2027 (a)(r)	Lending Club	4/08/2024	20,431	20,165	20,192
207490555.SRDLC, 23.49%, 4/10/2027 (a)(r)	Lending Club	4/03/2024	2,492	2,434	2,403
207493587.SRDLC, 30.99%, 4/1/2027 (a)(r)	Lending Club	4/03/2024	613	598	596
207504166.SRDLC, 19.49%, 4/15/2026 (a)(r)	Lending Club	4/04/2024	2,133	2,111	2,112
207508898.SRDLC, 15.24%, 4/2/2028 (a)(n)(r)	Lending Club	4/04/2024	13,822	13,477	1,449
207513722.SRDLC, 24.49%, 3/26/2029 (a)(r)	Lending Club	4/05/2024	9,539	9,231	9,396
207515918.SRDLC, 32.39%, 4/10/2029 (a)(r)	Lending Club	4/09/2024	6,806	6,577	6,546
207522441.SRDLC, 21.49%, 4/4/2026 (a)(r)	Lending Club	4/08/2024	2,329	2,305	2,306
207525423.SRDLC, 32.39%, 4/4/2029 (a)(r)	Lending Club	4/08/2024	4,220	4,078	4,073
207526774.SRDLC, 23.99%, 8/9/2026 (a)(r)	Lending Club	4/11/2024	3,003	2,951	2,955
207537736.SRDLC, 21.49%, 4/30/2026 (a)(r)	Lending Club	5/02/2024	932	921	927
207542120.SRDLC, 27.99%, 4/18/2028 (a)(r)	Lending Club	4/11/2024	5,157	5,004	4,975
207556646.SRDLC, 29.39%, 4/7/2027 (a)(r)	Lending Club	4/08/2024	6,720	6,561	6,527
207557225.SRDLC, 29.49%, 4/15/2027 (a)(r)	Lending Club	4/10/2024	2,460	2,402	2,397
207559433.SRDLC, 19.99%, 4/4/2027 (a)(r)	Lending Club	4/08/2024	4,590	4,488	4,404
207562572.SRDLC, 23.99%, 4/4/2028 (a)(r)	Lending Club	4/08/2024	5,622	5,459	5,421
207565164.SRDLC, 27.49%, 4/4/2026 (a)(n)(r)	Lending Club	4/08/2024	1,415	1,400	1,415
207576184.SRDLC, 21.99%, 4/5/2026 (a)(r)	Lending Club	4/09/2024	1,023	1,012	1,013
207576650.SRDLC, 29.89%, 4/17/2028 (a)(r)	Lending Club	4/10/2024	6,116	5,933	5,888
207581402.SRDLC, 27.99%, 4/8/2028 (a)(r)	Lending Club	4/10/2024	5,500	5,282	3,835
207586483.SRDLC, 28.49%, 4/11/2029 (a)(r)	Lending Club	4/10/2024	13,496	13,049	12,966
207593904.SRDLC, 21.49%, 10/22/2027 (a)(r)	Lending Club	4/19/2024	10,898	10,566	10,282
207597961.SRDLC, 18.49%, 4/8/2027 (a)(r)	Lending Club	4/10/2024	2,842	2,779	2,724
207601108.SRDLC, 26.99%, 4/8/2027 (a)(r)	Lending Club	4/10/2024	1,198	1,169	1,171
207601979.SRDLC, 26.49%, 4/8/2028 (a)(n)(r)	Lending Club	4/10/2024	9,406	9,030	986
207602179.SRDLC, 30.49%, 4/20/2029 (a)(n)(r)	Lending Club	4/10/2024	15,725	15,096	1,648
207602725.SRDLC, 30.49%, 4/8/2029 (a)(n)(r)	Lending Club	4/10/2024	7,467	7,169	783
207605863.SRDLC, 27.49%, 3/25/2027 (a)(r)	Lending Club	4/11/2024	5,793	5,659	5,709
207607756.SRDLC, 23.49%, 4/8/2027 (a)(n)(r)	Lending Club	4/10/2024	13,809	13,257	1,447
207611503.SRDLC, 25.49%, 4/16/2027 (a)(r)	Lending Club	4/10/2024	566	553	554
207611533.SRDLC, 27.49%, 4/8/2026 (a)(r)	Lending Club	4/10/2024	1,217	1,198	1,216
207613225.SRDLC, 12.24%, 4/5/2029 (a)(r)	Lending Club	4/09/2024	7,610	7,466	7,538
207618630.SRDLC, 30.99%, 4/2/2027 (a)(r)	Lending Club	4/15/2024	3,607	3,503	3,520
207623639.SRDLC, 14.99%, 4/11/2027 (a)(r)	Lending Club	4/15/2024	11,113	10,870	10,668
207626764.SRDLC, 12.99%, 4/27/2026 (a)(r)	Lending Club	4/29/2024	3,582	3,544	3,543
207628434.SRDLC, 11.49%, 4/16/2028 (a)(r)	Lending Club	4/10/2024	10,205	10,035	10,245
207634856.SRDLC, 32.39%, 4/12/2029 (a)(r)	Lending Club	4/15/2024	8,375	8,093	8,124
207637239.SRDLC, 28.49%, 4/12/2028 (a)(n)(r)	Lending Club	4/16/2024	7,163	6,888	751
207645534.SRDLC, 30.99%, 8/22/2027 (a)(n)(r)	Lending Club	4/24/2024	1,894	1,820	1,799
207659022.SRDLC, 26.49%, 4/22/2028 (a)(r)	Lending Club	4/24/2024	11,433	10,976	1,886
207664379.SRDLC, 29.89%, 4/11/2028 (a)(r)	Lending Club	4/15/2024	4,519	4,384	4,363
207683802.SRDLC, 14.99%, 4/12/2027 (a)(r)	Lending Club	4/16/2024	3,611	3,533	3,468
207683985.SRDLC, 28.99%, 4/18/2026 (a)(r)	Lending Club	4/22/2024	2,142	2,117	2,153
207686565.SRDLC, 22.49%, 4/22/2028 (a)(r)	Lending Club	4/24/2024	3,982	3,867	3,885
207686904.SRDLC, 21.49%, 4/23/2026 (a)(r)	Lending Club	4/25/2024	1,456	1,440	1,446
207704649.SRDLC, 21.49%, 4/16/2026 (a)(r)	Lending Club	4/18/2024	2,816	2,784	2,794
207717030.SRDLC, 12.99%, 4/12/2026 (a)(r)	Lending Club	4/16/2024	565	559	559
207722460.SRDLC, 23.99%, 4/23/2028 (a)(r)	Lending Club	4/25/2024	17,553	17,029	17,012
207724482.SRDLC, 21.99%, 4/16/2026 (a)(r)	Lending Club	4/18/2024	2,812	2,770	2,784
207726770.SRDLC, 25.99%, 4/12/2028 (a)(r)	Lending Club	4/16/2024	11,010	10,687	10,645
207727396.SRDLC, 21.49%, 4/17/2026 (a)(r)	Lending Club	4/17/2024	1,480	1,464	1,469

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

70	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
207740932.SRDLC, 28.99%, 4/22/2026 (a)(r)	Lending Club	4/24/2024	$2,397	$2,369	$2,407
207742153.SRDLC, 15.00%, 7/9/2026 (a)(n)(r)	Lending Club	4/25/2024	1,691	1,631	1,551
207743999.SRDLC, 21.49%, 4/16/2027 (a)(r)	Lending Club	4/18/2024	6,957	6,780	6,676
207747299.SRDLC, 21.49%, 4/15/2026 (a)(r)	Lending Club	4/16/2024	252	250	251
207751602.SRDLC, 26.49%, 4/15/2029 (a)(r)	Lending Club	4/17/2024	15,702	15,186	15,270
207752990.SRDLC, 26.99%, 4/15/2029 (a)(r)	Lending Club	4/17/2024	8,874	8,581	8,535
207754058.SRDLC, 23.99%, 4/26/2026 (a)(n)(r)	Lending Club	4/22/2024	967	931	966
207755005.SRDLC, 21.99%, 4/15/2026 (a)(r)	Lending Club	4/17/2024	292	289	290
207756401.SRDLC, 21.99%, 4/15/2028 (a)(n)(r)	Lending Club	4/17/2024	1,686	1,638	1,640
207756636.SRDLC, 28.99%, 3/31/2029 (a)(n)(r)	Lending Club	4/17/2024	4,020	3,887	3,910
207757122.SRDLC, 24.99%, 4/15/2027 (a)(r)	Lending Club	4/17/2024	2,958	2,889	2,856
207764031.SRDLC, 15.00%, 9/19/2027 (a)(n)(r)	Lending Club	4/17/2024	4,754	4,578	4402
207766989.SRDLC, 25.99%, 4/15/2028 (a)(r)	Lending Club	4/17/2024	17,714	17,192	17,148
207769625.SRDLC, 31.89%, 4/16/2028 (a)(r)	Lending Club	4/25/2024	3,001	2,909	2,908
207771683.SRDLC, 26.49%, 4/21/2026 (a)(r)	Lending Club	4/17/2024	1,523	1,506	1,518
207774063.SRDLC, 17.99%, 4/26/2026 (a)(r)	Lending Club	4/30/2024	1,278	1,264	1,266
207779178.SRDLC, 21.99%, 4/10/2028 (a)(n)(r)	Lending Club	4/18/2024	2,311	2,250	2,248
207790546.SRDLC, 26.49%, 4/16/2029 (a)(r)	Lending Club	4/18/2024	7,810	7,553	7,599
207794060.SRDLC, 29.49%, 4/30/2028 (a)(r)	Lending Club	4/18/2024	7,379	7,143	7,110
207799221.SRDLC, 27.49%, 4/19/2027 (a)(r)	Lending Club	4/23/2024	6,005	5,862	5,910
207800233.SRDLC, 25.49%, 4/25/2027 (a)(r)	Lending Club	4/18/2024	3,910	3,817	3,774
207807405.SRDLC, 17.99%, 4/18/2026 (a)(r)	Lending Club	4/22/2024	853	844	844
207807774.SRDLC, 32.39%, 4/17/2029 (a)(r)	Lending Club	4/19/2024	11,816	11,416	11,491
207818343.SRDLC, 30.99%, 4/17/2029 (a)(r)	Lending Club	4/19/2024	16,780	16,216	16,331
207818370.SRDLC, 19.99%, 4/18/2029 (a)(r)	Lending Club	4/22/2024	3,978	3,851	3,824
207819257.SRDLC, 16.74%, 4/24/2028 (a)(r)	Lending Club	4/24/2024	28,052	27,562	27,826
207832196.SRDLC, 21.49%, 4/17/2027 (a)(r)	Lending Club	4/19/2024	5,502	5,376	5,298
207840125.SRDLC, 14.99%, 4/18/2027 (a)(r)	Lending Club	4/22/2024	5,001	4,890	4,808
207847936.SRDLC, 25.49%, 8/23/2027 (a)(n)(r)	Lending Club	4/25/2024	12,637	12,131	1,324
207852113.SRDLC, 25.99%, 4/18/2028 (a)(r)	Lending Club	4/22/2024	8,119	7,879	7,875
207855493.SRDLC, 27.49%, 4/29/2027 (a)(n)(r)	Lending Club	5/01/2024	343	334	340
207855963.SRDLC, 29.49%, 4/19/2027 (a)(r)	Lending Club	4/23/2024	7,340	7,162	7,208
207862608.SRDLC, 23.99%, 4/22/2027 (a)(n)(r)	Lending Club	4/24/2024	6,281	6,029	6,033
207864432.SRDLC, 31.89%, 4/19/2028 (a)(n)(r)	Lending Club	4/23/2024	7,555	7,253	792
207866407.SRDLC, 23.99%, 4/22/2028 (a)(r)	Lending Club	4/24/2024	16,062	15,592	15,562
207886285.SRDLC, 23.49%, 4/30/2027 (a)(n)(r)	Lending Club	4/24/2024	3,548	3,464	3,405
207891634.SRDLC, 10.00%, 1/28/2030 (a)(n)(r)	Lending Club	4/24/2024	18,261	17,533	16,949
207898355.SRDLC, 13.99%, 4/22/2027 (a)(r)	Lending Club	4/24/2024	8,281	8,098	7,950
207900316.SRDLC, 27.49%, 4/22/2029 (a)(r)	Lending Club	4/24/2024	5,370	5,191	5,223
207902617.SRDLC, 32.39%, 4/22/2029 (a)(r)	Lending Club	4/24/2024	6,785	6,516	6,585
207903003.SRDLC, 31.89%, 4/26/2028 (a)(n)(r)	Lending Club	4/30/2024	9,809	9,417	1,822
207903452.SRDLC, 17.99%, 4/22/2026 (a)(r)	Lending Club	4/24/2024	1,277	1,263	1,264
207904669.SRDLC, 27.99%, 1/29/2029 (a)(n)(r)	Lending Club	5/01/2024	16,925	16,298	1,774
207904809.SRDLC, 21.99%, 4/22/2028 (a)(r)	Lending Club	4/24/2024	10,976	10,659	10,682
207913612.SRDLC, 32.39%, 4/29/2029 (a)(n)(r)	Lending Club	5/01/2024	9,482	9,103	1,629
207915481.SRDLC, 29.99%, 9/23/2028 (a)(r)	Lending Club	4/25/2024	2,907	2,791	505
207918199.SRDLC, 30.99%, 4/23/2029 (a)(n)(r)	Lending Club	4/25/2024	5,089	4,917	4,946
207918393.SRDLC, 21.49%, 4/23/2027 (a)(r)	Lending Club	4/25/2024	3,765	3,678	3,632
207918931.SRDLC, 30.99%, 4/24/2027 (a)(r)	Lending Club	4/26/2024	6,417	6,260	6,323
207919387.SRDLC, 31.89%, 10/23/2028 (a)(r)	Lending Club	4/25/2024	8,811	8,458	2,289
207919516.SRDLC, 27.49%, 4/23/2026 (a)(r)	Lending Club	4/25/2024	2,520	2,419	2,528
207922466.SRDLC, 15.00%, 8/23/2027 (a)(r)	Lending Club	4/25/2024	8,927	8,579	7,772

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	71

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
207923143.SRDLC, 14.99%, 4/23/2027 (a)(r)	Lending Club	4/25/2024	$2,889	$2,825	$2,780
207923330.SRDLC, 30.49%, 5/1/2029 (a)(n)(r)	Lending Club	4/30/2024	9,146	8,838	8,732
207923407.SRDLC, 24.49%, 4/18/2027 (a)(r)	Lending Club	4/25/2024	5,268	5,144	5,094
207924509.SRDLC, 17.99%, 4/23/2029 (a)(n)(r)	Lending Club	4/25/2024	8,661	8,315	908
207925547.SRDLC, 21.49%, 4/23/2027 (a)(r)	Lending Club	4/25/2024	2,968	2,899	2,864
207926442.SRDLC, 24.99%, 4/23/2029 (a)(n)(r)	Lending Club	4/25/2024	12,948	12,523	12,643
207927675.SRDLC, 19.49%, 4/24/2026 (a)(r)	Lending Club	4/26/2024	431	426	428
207930227.SRDLC, 17.49%, 4/24/2028 (a)(n)(r)	Lending Club	4/26/2024	18,047	17,538	16,917
207935335.SRDLC, 32.39%, 4/25/2029 (a)(r)	Lending Club	4/29/2024	5,064	4,892	4,955
207938063.SRDLC, 21.49%, 4/26/2027 (a)(r)	Lending Club	4/30/2024	2,139	2,088	2,068
207945271.SRDLC, 21.49%, 4/26/2027 (a)(r)	Lending Club	4/30/2024	3,120	3,047	3,014
207952174.SRDLC, 14.99%, 4/26/2027 (a)(r)	Lending Club	4/30/2024	6,390	6,247	6,154
207962203.SRDLC, 27.49%, 4/26/2026 (a)(r)	Lending Club	4/30/2024	3,030	2,994	3,055
207970149.SRDLC, 29.99%, 4/29/2028 (a)(r)	Lending Club	5/01/2024	6,049	5,807	5,855
207974568.SRDLC, 23.99%, 4/29/2028 (a)(r)	Lending Club	5/01/2024	4,527	4,393	4,414
207976639.SRDLC, 32.39%, 4/29/2029 (a)(r)	Lending Club	5/01/2024	5,908	5,707	5,790
207977522.SRDLC, 23.99%, 4/29/2026 (a)(r)	Lending Club	5/01/2024	947	936	948
207978373.SRDLC, 32.39%, 4/29/2029 (a)(r)	Lending Club	5/01/2024	12,434	11,997	12,172
207984224.SRDLC, 21.49%, 4/29/2028 (a)(r)	Lending Club	5/01/2024	3,888	3,775	3,801
207987441.SRDLC, 23.49%, 4/16/2026 (a)(n)(r)	Lending Club	5/01/2024	3,318	3,281	3,306
207988250.SRDLC, 31.89%, 4/29/2028 (a)(r)	Lending Club	5/01/2024	1,825	1,770	1,779
208022793.SRDLC, 16.49%, 4/29/2029 (a)(r)	Lending Club	5/01/2024	10,835	10,564	1,739
208055965.SRDLC, 12.74%, 4/30/2029 (a)(r)	Lending Club	5/02/2024	11,069	10,854	10,922
210051844.SRDLC, 10.99%, 9/10/2026 (a)(r)	Lending Club	9/12/2024	3,642	3,600	3,573
210257743.SRDLC, 30.99%, 9/24/2027 (a)(r)	Lending Club	9/26/2024	6,722	6,598	6,471
210300770.SRDLC, 23.49%, 9/6/2026 (a)(r)	Lending Club	9/10/2024	4,130	4,080	4,082
210339559.SRDLC, 25.99%, 9/23/2027 (a)(r)	Lending Club	9/25/2024	2,605	2,559	2,478
210341609.SRDLC, 21.49%, 9/18/2027 (a)(r)	Lending Club	9/12/2024	10,021	9,848	9,475
210368239.SRDLC, 23.49%, 9/4/2027 (a)(n)(r)	Lending Club	9/06/2024	1,251	1,219	131
210406417.SRDLC, 9.74%, 9/16/2027 (a)(r)	Lending Club	9/12/2024	23,581	23,193	23,178
210468260.SRDLC, 22.49%, 9/5/2027 (a)(n)(r)	Lending Club	9/09/2024	18,696	18,228	1,959
210478445.SRDLC, 32.39%, 9/4/2029 (a)(n)(r)	Lending Club	9/06/2024	13,342	13,008	1,398
210484039.SRDLC, 9.24%, 9/13/2027 (a)(n)(r)	Lending Club	9/17/2024	9,091	8,871	8,938
210490291.SRDLC, 16.24%, 9/4/2029 (a)(r)	Lending Club	9/06/2024	12,691	12,425	12,185
210492609.SRDLC, 23.99%, 9/5/2028 (a)(r)	Lending Club	9/09/2024	5,961	5,841	5,684
210533623.SRDLC, 19.49%, 9/18/2026 (a)(r)	Lending Club	9/09/2024	4,352	4,299	4,260
210538544.SRDLC, 20.49%, 9/3/2027 (a)(r)	Lending Club	9/05/2024	7,067	6,921	6,655
210545811.SRDLC, 22.49%, 9/4/2027 (a)(r)	Lending Club	9/06/2024	14,117	13,872	13,337
210549617.SRDLC, 29.99%, 12/17/2027 (a)(r)	Lending Club	9/11/2024	1,989	1,954	1,872
210556319.SRDLC, 22.49%, 9/15/2027 (a)(r)	Lending Club	9/10/2024	7,917	7,780	7,491
210563588.SRDLC, 23.49%, 9/8/2027 (a)(r)	Lending Club	9/05/2024	4,753	4,653	4,455
210568127.SRDLC, 27.49%, 9/4/2027 (a)(r)	Lending Club	9/05/2024	2,800	2,741	2,656
210573115.SRDLC, 15.75%, 9/15/2029 (a)(r)	Lending Club	9/06/2024	25,067	24,543	23,940
210574040.SRDLC, 25.99%, 9/3/2027 (a)(r)	Lending Club	9/05/2024	5,790	5,667	5,440
210575699.SRDLC, 28.49%, 9/10/2027 (a)(r)	Lending Club	9/05/2024	11,079	10,841	10,450
210577054.SRDLC, 24.99%, 9/3/2027 (a)(r)	Lending Club	9/05/2024	4,324	4,233	4,064
210583421.SRDLC, 26.49%, 9/11/2028 (a)(r)	Lending Club	9/05/2024	2,901	2,830	2,751
210587322.SRDLC, 26.49%, 9/6/2029 (a)(r)	Lending Club	9/10/2024	5,712	5,588	5,425
210590753.SRDLC, 17.49%, 9/11/2028 (a)(r)	Lending Club	9/06/2024	6,862	6,728	6,436
210592826.SRDLC, 23.99%, 9/16/2027 (a)(r)	Lending Club	9/18/2024	1,543	1,516	1,463
210600366.SRDLC, 16.99%, 9/4/2026 (a)(r)	Lending Club	9/06/2024	2,500	2,471	2,451
210602254.SRDLC, 29.49%, 10/15/2029 (a)(n)(r)	Lending Club	10/09/2024	22,084	21,582	20,944

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

72	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
210603757.SRDLC, 24.99%, 9/5/2027 (a)(r)	Lending Club	9/09/2024	$6,054	$5,947	$5,716
210604820.SRDLC, 28.49%, 9/25/2029 (a)(n)(r)	Lending Club	9/12/2024	14,397	14,037	2,432
210613976.SRDLC, 23.49%, 9/15/2027 (a)(r)	Lending Club	9/09/2024	6,497	6,383	6,139
210617040.SRDLC, 9.24%, 9/10/2027 (a)(r)	Lending Club	9/12/2024	4,826	4,747	4,741
210628442.SRDLC, 30.99%, 1/15/2028 (a)(n)(r)	Lending Club	9/09/2024	2,322	2,264	1,766
210631102.SRDLC, 13.99%, 9/6/2028 (a)(r)	Lending Club	9/10/2024	22,664	22,229	22,373
210631857.SRDLC, 26.99%, 9/6/2028 (a)(r)	Lending Club	9/10/2024	3,709	3,634	3,539
210643991.SRDLC, 23.49%, 10/1/2027 (a)(r)	Lending Club	10/03/2024	11,108	10,908	10,420
210644014.SRDLC, 28.49%, 9/24/2027 (a)(r)	Lending Club	9/11/2024	6,764	6,595	6,439
210646883.SRDLC, 22.99%, 9/6/2028 (a)(r)	Lending Club	9/10/2024	9,109	8,928	8,689
210647772.SRDLC, 32.39%, 9/19/2029 (a)(n)(r)	Lending Club	9/23/2024	6,053	5,902	—
210653683.SRDLC, 32.39%, 9/15/2029 (a)(r)	Lending Club	9/11/2024	10,825	10,575	10,270
210655031.SRDLC, 26.49%, 9/15/2029 (a)(r)	Lending Club	9/10/2024	4,438	4,330	4,204
210658206.SRDLC, 16.99%, 9/24/2026 (a)(r)	Lending Club	9/26/2024	1,253	1,231	1,228
210660091.SRDLC, 25.99%, 9/16/2029 (a)(r)	Lending Club	9/13/2024	21,897	21,422	20,880
210661857.SRDLC, 32.39%, 10/15/2029 (a)(r)	Lending Club	10/07/2024	11,026	10,788	10,338
210662274.SRDLC, 15.99%, 9/20/2027 (a)(r)	Lending Club	9/24/2024	11,217	11,025	10,676
210663605.SRDLC, 10.99%, 9/9/2026 (a)(r)	Lending Club	9/11/2024	3,399	3,360	3,335
210665871.SRDLC, 14.99%, 9/9/2027 (a)(r)	Lending Club	9/11/2024	16,540	16,263	15,700
210666303.SRDLC, 25.49%, 9/10/2028 (a)(r)	Lending Club	9/10/2024	2,444	2,395	2,334
210671265.SRDLC, 29.99%, 1/9/2028 (a)(n)(r)	Lending Club	9/11/2024	11,697	11,406	10,738
210672217.SRDLC, 26.49%, 8/31/2026 (a)(n)(r)	Lending Club	9/11/2024	1,056	1,043	1,043
210678182.SRDLC, 32.39%, 9/22/2029 (a)(r)	Lending Club	9/13/2024	13,084	12,806	12,359
210679636.SRDLC, 9.25%, 9/6/2027 (a)(r)	Lending Club	9/10/2024	12,401	12,199	12,181
210681237.SRDLC, 23.99%, 9/11/2028 (a)(r)	Lending Club	9/13/2024	11,427	11,198	10,915
210681276.SRDLC, 20.99%, 9/30/2027 (a)(n)(r)	Lending Club	9/25/2024	8,557	8,406	8,088
210681666.SRDLC, 23.99%, 9/9/2027 (a)(r)	Lending Club	9/11/2024	3,444	3,384	3,257
210685880.SRDLC, 22.99%, 9/11/2026 (a)(r)	Lending Club	9/13/2024	772	763	764
210691999.SRDLC, 28.49%, 9/16/2027 (a)(r)	Lending Club	9/18/2024	8,044	7,899	7,711
210695929.SRDLC, 15.99%, 9/12/2027 (a)(r)	Lending Club	9/16/2024	4,847	4,765	4,604
210697354.SRDLC, 24.99%, 9/9/2027 (a)(n)(r)	Lending Club	9/11/2024	8,982	8,758	941
210701867.SRDLC, 22.99%, 9/9/2027 (a)(r)	Lending Club	9/11/2024	714	702	676
210702231.SRDLC, 22.99%, 9/16/2026 (a)(n)(r)	Lending Club	9/11/2024	543	536	537
210702472.SRDLC, 21.49%, 9/9/2027 (a)(r)	Lending Club	9/11/2024	3,123	3,069	2,957
210707174.SRDLC, 28.49%, 9/9/2029 (a)(r)	Lending Club	9/11/2024	17,689	17,303	16,798
210715912.SRDLC, 21.49%, 9/22/2027 (a)(n)(r)	Lending Club	9/11/2024	4,838	4,717	286
210717183.SRDLC, 30.99%, 9/9/2029 (a)(r)	Lending Club	9/11/2024	8,022	7,845	7,612
210720420.SRDLC, 16.99%, 9/9/2026 (a)(r)	Lending Club	9/11/2024	2,001	1,978	1,963
210723541.SRDLC, 21.49%, 9/17/2026 (a)(n)(r)	Lending Club	9/19/2024	9,797	9,552	1,027
210731592.SRDLC, 14.99%, 9/11/2027 (a)(n)(r)	Lending Club	9/11/2024	6,139	6,036	5,821
210731989.SRDLC, 23.49%, 9/9/2027 (a)(r)	Lending Club	9/11/2024	10,017	9,842	9,474
210736180.SRDLC, 9.99%, 9/13/2027 (a)(r)	Lending Club	9/11/2024	13,810	13,584	13,575
210740533.SRDLC, 20.49%, 9/9/2026 (a)(n)(r)	Lending Club	9/11/2024	4,679	4,564	3,743
210742365.SRDLC, 22.99%, 9/19/2027 (a)(r)	Lending Club	9/23/2024	4,287	4,211	4,074
210742977.SRDLC, 21.49%, 9/10/2026 (a)(r)	Lending Club	9/11/2024	3,944	3,897	3,859
210745731.SRDLC, 30.99%, 9/10/2028 (a)(r)	Lending Club	9/12/2024	15,019	14,729	14,341
210748068.SRDLC, 23.99%, 9/10/2028 (a)(r)	Lending Club	9/12/2024	20,688	20,170	3,264
210749225.SRDLC, 14.99%, 9/9/2027 (a)(n)(r)	Lending Club	9/11/2024	7,392	7,268	7,019
210751795.SRDLC, 7.24%, 9/29/2027 (a)(n)(r)	Lending Club	9/24/2024	15,601	15,345	15,429
210751974.SRDLC, 5.00%, 9/30/2030 (a)(n)(r)	Lending Club	9/20/2024	17,428	16,992	16,099
210753773.SRDLC, 20.99%, 9/17/2029 (a)(r)	Lending Club	9/19/2024	12,066	11,808	11,432
210756555.SRDLC, 20.99%, 9/26/2027 (a)(n)(r)	Lending Club	9/13/2024	4,891	4,769	19

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	73

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
210760894.SRDLC, 24.49%, 10/8/2027 (a)(n)(r)	Lending Club	10/10/2024	$10,994	$10,719	$1,152
210766065.SRDLC, 24.99%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	8,939	8,776	8,394
210766442.SRDLC, 22.49%, 10/4/2027 (a)(r)	Lending Club	10/08/2024	16,967	16,664	15,943
210770407.SRDLC, 13.99%, 10/21/2027 (a)(r)	Lending Club	10/23/2024	14,156	13,884	13,438
210770762.SRDLC, 21.49%, 9/10/2026 (a)(n)(r)	Lending Club	9/12/2024	1,276	1,260	1,252
210772424.SRDLC, 19.49%, 9/10/2026 (a)(n)(r)	Lending Club	9/12/2024	1,530	1,512	1,506
210775209.SRDLC, 28.49%, 9/2/2027 (a)(r)	Lending Club	9/13/2024	3,898	3,828	3,717
210777253.SRDLC, 31.89%, 9/11/2028 (a)(r)	Lending Club	9/13/2024	12,583	12,323	12,021
210777533.SRDLC, 32.39%, 9/25/2029 (a)(r)	Lending Club	9/13/2024	13,614	13,312	12,961
210779658.SRDLC, 24.99%, 9/11/2026 (a)(r)	Lending Club	9/13/2024	617	610	611
210779814.SRDLC, 22.99%, 9/11/2027 (a)(r)	Lending Club	9/13/2024	714	702	676
210780869.SRDLC, 28.99%, 1/11/2027 (a)(r)	Lending Club	9/13/2024	1,889	1,857	1,854
210784237.SRDLC, 29.99%, 9/11/2028 (a)(r)	Lending Club	9/13/2024	8,253	8,083	7,863
210785323.SRDLC, 30.49%, 9/11/2029 (a)(r)	Lending Club	9/13/2024	3,112	3,044	2,973
210786782.SRDLC, 24.49%, 9/16/2026 (a)(r)	Lending Club	9/18/2024	2,635	2,593	2,601
210787587.SRDLC, 11.99%, 9/17/2026 (a)(n)(r)	Lending Club	9/19/2024	2,771	2,702	290
210789570.SRDLC, 31.89%, 9/26/2028 (a)(n)(r)	Lending Club	9/13/2024	5,251	5,145	5,020
210793052.SRDLC, 21.49%, 9/24/2028 (a)(r)	Lending Club	9/26/2024	2,905	2,846	2,813
210801791.SRDLC, 25.49%, 9/15/2027 (a)(r)	Lending Club	9/16/2024	5,625	5,525	5,332
210803474.SRDLC, 29.99%, 9/16/2028 (a)(r)	Lending Club	9/18/2024	3,333	3,265	3,196
210804171.SRDLC, 16.24%, 9/12/2029 (a)(r)	Lending Club	9/16/2024	18,190	17,808	17,370
210805587.SRDLC, 29.49%, 10/4/2027 (a)(r)	Lending Club	10/08/2024	9,767	9,585	9,236
210821865.SRDLC, 26.49%, 10/10/2029 (a)(r)	Lending Club	10/15/2024	11,561	11,305	10,961
210822252.SRDLC, 27.49%, 10/11/2028 (a)(n)(r)	Lending Club	10/16/2024	6,195	6,040	1,002
210827194.SRDLC, 13.49%, 9/30/2027 (a)(n)(r)	Lending Club	10/04/2024	2,387	2,345	2,313
210829078.SRDLC, 31.89%, 9/3/2028 (a)(r)	Lending Club	9/18/2024	1,646	1,612	1,565
210832254.SRDLC, 12.99%, 9/25/2029 (a)(r)	Lending Club	9/27/2024	4,506	4,412	4,388
210837454.SRDLC, 22.49%, 10/15/2027 (a)(r)	Lending Club	10/15/2024	7,410	7,275	6,991
210837736.SRDLC, 20.99%, 9/16/2027 (a)(r)	Lending Club	9/18/2024	5,369	5,276	5,228
210840212.SRDLC, 18.99%, 9/15/2026 (a)(n)(r)	Lending Club	9/19/2024	1,295	1,279	1,275
210841861.SRDLC, 13.99%, 9/16/2030 (a)(r)	Lending Club	9/18/2024	23,632	23,118	23,086
210852633.SRDLC, 13.74%, 9/21/2028 (a)(r)	Lending Club	9/18/2024	31,351	30,745	30,959
210852675.SRDLC, 17.49%, 9/16/2028 (a)(r)	Lending Club	9/25/2024	5,132	5,031	4,827
210854805.SRDLC, 30.99%, 9/16/2027 (a)(r)	Lending Club	9/18/2024	11,080	10,879	10,616
210856415.SRDLC, 26.99%, 9/20/2028 (a)(r)	Lending Club	9/18/2024	20,742	20,298	19,886
210864463.SRDLC, 30.99%, 9/16/2027 (a)(r)	Lending Club	9/18/2024	4,432	4,351	4,246
210870244.SRDLC, 29.99%, 9/19/2029 (a)(r)	Lending Club	9/23/2024	22,216	21,725	21,249
210870663.SRDLC, 19.99%, 9/19/2027 (a)(r)	Lending Club	9/23/2024	3,539	3,472	3,398
210871549.SRDLC, 32.39%, 9/16/2029 (a)(r)	Lending Club	9/18/2024	4,476	4,377	4,248
210873920.SRDLC, 22.99%, 9/17/2026 (a)(r)	Lending Club	9/19/2024	1,030	1,017	1,021
210876224.SRDLC, 28.99%, 9/20/2026 (a)(r)	Lending Club	9/18/2024	3,123	3,083	3,104
210877886.SRDLC, 19.99%, 9/16/2027 (a)(r)	Lending Club	9/18/2024	1,763	1,732	1,673
210877890.SRDLC, 17.49%, 9/16/2028 (a)(r)	Lending Club	9/18/2024	3,968	3,890	3,727
210880758.SRDLC, 21.99%, 9/16/2026 (a)(r)	Lending Club	9/18/2024	4,034	3,933	536
210890387.SRDLC, 20.99%, 9/16/2026 (a)(n)(r)	Lending Club	9/18/2024	2,141	2,115	2,104
210894902.SRDLC, 31.89%, 9/21/2028 (a)(r)	Lending Club	10/03/2024	5,346	5,233	5,161
210898416.SRDLC, 19.49%, 9/25/2026 (a)(r)	Lending Club	9/27/2024	1,519	1,500	1,496
210902138.SRDLC, 24.49%, 9/17/2027 (a)(r)	Lending Club	9/19/2024	8,579	8,425	8,140
210904655.SRDLC, 30.99%, 9/1/2028 (a)(r)	Lending Club	9/18/2024	12,290	12,037	11,666
210905432.SRDLC, 16.99%, 9/16/2026 (a)(r)	Lending Club	9/18/2024	6,004	5,932	5,892
210915345.SRDLC, 21.49%, 9/17/2026 (a)(r)	Lending Club	9/19/2024	2,557	2,525	2,513
210917097.SRDLC, 8.24%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	6,936	6,818	6,817

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

74	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
210917397.SRDLC, 22.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	$2,213	$2,172	$2,091
210919268.SRDLC, 17.49%, 9/17/2028 (a)(r)	Lending Club	9/19/2024	10,938	10,678	10,308
210924341.SRDLC, 28.99%, 9/18/2026 (a)(r)	Lending Club	9/20/2024	2,648	2,614	2,647
210930182.SRDLC, 25.49%, 9/17/2027 (a)(r)	Lending Club	9/19/2024	18,055	17,734	17,128
210930366.SRDLC, 20.49%, 10/2/2026 (a)(r)	Lending Club	10/04/2024	1,156	1,141	1,129
210930811.SRDLC, 10.49%, 10/2/2027 (a)(r)	Lending Club	10/04/2024	1,943	1,910	1,909
210934519.SRDLC, 19.99%, 10/9/2029 (a)(n)(r)	Lending Club	10/11/2024	16,677	16,262	8,895
210935275.SRDLC, 27.49%, 9/18/2026 (a)(r)	Lending Club	9/20/2024	4,222	4,117	1,178
210935362.SRDLC, 19.99%, 9/18/2027 (a)(r)	Lending Club	9/20/2024	4,936	4,850	4,688
210935505.SRDLC, 32.39%, 9/21/2029 (a)(r)	Lending Club	9/20/2024	13,486	13,194	12,845
210937146.SRDLC, 23.49%, 10/15/2027 (a)(n)(r)	Lending Club	10/10/2024	8,602	8,387	902
210944115.SRDLC, 29.99%, 10/7/2028 (a)(r)	Lending Club	9/30/2024	18,923	18,529	17,858
210944790.SRDLC, 28.49%, 9/19/2029 (a)(n)(r)	Lending Club	9/23/2024	6,193	6,057	5,902
210944914.SRDLC, 12.49%, 10/3/2027 (a)(r)	Lending Club	9/24/2024	5,092	5,006	4,940
210951135.SRDLC, 22.49%, 9/18/2027 (a)(r)	Lending Club	9/20/2024	4,991	4,903	4,738
210955738.SRDLC, 11.24%, 10/7/2028 (a)(r)	Lending Club	10/09/2024	27,659	27,121	27,273
210956926.SRDLC, 25.99%, 9/20/2028 (a)(r)	Lending Club	9/24/2024	8,212	8,045	7,883
210961114.SRDLC, 19.49%, 9/28/2028 (a)(r)	Lending Club	9/20/2024	24,198	23,718	23,762
210963744.SRDLC, 29.99%, 10/8/2029 (a)(r)	Lending Club	10/10/2024	9,268	9,036	1,446
210968412.SRDLC, 22.99%, 9/19/2027 (a)(r)	Lending Club	9/23/2024	2,144	2,106	2,037
210971273.SRDLC, 26.99%, 10/17/2028 (a)(r)	Lending Club	10/16/2024	10,986	10,756	10,493
210972851.SRDLC, 26.49%, 9/19/2027 (a)(r)	Lending Club	9/23/2024	1,450	1,424	1,378
210973397.SRDLC, 25.99%, 10/2/2027 (a)(r)	Lending Club	10/04/2024	3,739	3,671	3,507
210977375.SRDLC, 29.49%, 10/16/2029 (a)(r)	Lending Club	10/10/2024	22,611	22,103	21,404
210978283.SRDLC, 30.99%, 9/27/2027 (a)(n)(r)	Lending Club	10/01/2024	1,622	1,582	170
211003550.SRDLC, 23.99%, 9/22/2027 (a)(r)	Lending Club	9/24/2024	10,781	10,589	10,217
211005401.SRDLC, 15.49%, 10/4/2028 (a)(r)	Lending Club	10/08/2024	3,218	3,154	3,169
211010352.SRDLC, 27.49%, 9/30/2028 (a)(n)(r)	Lending Club	9/27/2024	2,523	2,471	2,426
211015059.SRDLC, 26.49%, 9/20/2028 (a)(r)	Lending Club	9/24/2024	1,626	1,593	1,560
211017064.SRDLC, 21.49%, 9/23/2027 (a)(r)	Lending Club	9/25/2024	2,129	2,092	2,026
211023462.SRDLC, 23.49%, 9/20/2026 (a)(n)(r)	Lending Club	9/24/2024	3,150	3,110	3,099
211023811.SRDLC, 15.99%, 9/23/2026 (a)(r)	Lending Club	9/25/2024	1,494	1,475	1,467
211025387.SRDLC, 15.00%, 2/15/2028 (a)(r)	Lending Club	10/07/2024	4,798	4,685	4,188
211028650.SRDLC, 9.49%, 9/23/2028 (a)(r)	Lending Club	9/25/2024	29,848	29,280	29,635
211030084.SRDLC, 17.49%, 9/23/2026 (a)(r)	Lending Club	9/25/2024	1,755	1,734	1,724
211031283.SRDLC, 23.49%, 9/25/2027 (a)(r)	Lending Club	9/27/2024	3,285	3,226	3,132
211032214.SRDLC, 30.99%, 9/20/2029 (a)(r)	Lending Club	9/24/2024	13,370	13,074	12,793
211032556.SRDLC, 24.99%, 10/3/2028 (a)(r)	Lending Club	10/07/2024	9,126	8,932	8,653
211032801.SRDLC, 17.49%, 10/15/2028 (a)(r)	Lending Club	10/03/2024	10,632	10,419	9,994
211033906.SRDLC, 23.99%, 9/23/2027 (a)(r)	Lending Club	9/25/2024	3,946	3,876	3,754
211034436.SRDLC, 25.49%, 9/30/2026 (a)(n)(r)	Lending Club	9/25/2024	3,934	3,883	3,871
211034816.SRDLC, 22.99%, 9/24/2028 (a)(r)	Lending Club	9/26/2024	14,114	13,827	13,565
211037288.SRDLC, 25.49%, 9/24/2029 (a)(r)	Lending Club	9/25/2024	12,076	11,813	11,517
211039695.SRDLC, 23.49%, 10/18/2027 (a)(r)	Lending Club	10/22/2024	1,468	1,441	1,387
211041204.SRDLC, 30.99%, 9/23/2027 (a)(r)	Lending Club	9/25/2024	1,477	1,450	1,421
211042909.SRDLC, 18.99%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	5,090	4,999	4,800
211043036.SRDLC, 18.99%, 10/8/2026 (a)(r)	Lending Club	10/10/2024	3,282	3,238	3,209
211043858.SRDLC, 26.49%, 9/23/2027 (a)(r)	Lending Club	9/25/2024	3,481	3,419	3,310
211049960.SRDLC, 27.49%, 10/4/2027 (a)(n)(r)	Lending Club	9/25/2024	4,931	4,842	4,634
211052835.SRDLC, 23.49%, 9/24/2027 (a)(r)	Lending Club	9/26/2024	10,736	10,544	10,219
211056527.SRDLC, 25.49%, 9/24/2028 (a)(r)	Lending Club	9/26/2024	2,172	2,128	2,088
211057701.SRDLC, 20.49%, 9/23/2026 (a)(n)(r)	Lending Club	9/25/2024	12,313	12,159	12,118

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	75

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
211060070.SRDLC, 14.99%, 10/11/2027 (a)(r)	Lending Club	10/16/2024	$4,647	$4,565	$4,405
211063616.SRDLC, 27.49%, 9/27/2027 (a)(r)	Lending Club	10/01/2024	1,820	1,786	1,757
211064509.SRDLC, 31.89%, 9/27/2028 (a)(r)	Lending Club	10/01/2024	3,587	3,512	3,454
211064875.SRDLC, 10.99%, 10/17/2029 (a)(n)(r)	Lending Club	10/21/2024	32,686	32,001	31,962
211069185.SRDLC, 29.99%, 9/23/2027 (a)(r)	Lending Club	9/25/2024	5,518	5,417	5,310
211074353.SRDLC, 32.39%, 9/30/2029 (a)(n)(r)	Lending Club	10/01/2024	4,498	4,394	4,293
211078007.SRDLC, 29.49%, 5/23/2028 (a)(r)	Lending Club	10/10/2024	7,140	6,961	820
211081584.SRDLC, 29.89%, 9/25/2028 (a)(r)	Lending Club	9/27/2024	5,899	5,773	5,687
211085179.SRDLC, 20.99%, 9/23/2029 (a)(r)	Lending Club	9/25/2024	7,666	7,499	7,269
211086805.SRDLC, 26.49%, 9/25/2029 (a)(n)(r)	Lending Club	9/27/2024	19,565	19,135	18,673
211088593.SRDLC, 31.89%, 9/24/2028 (a)(r)	Lending Club	9/26/2024	10,067	9,856	9,666
211094158.SRDLC, 22.99%, 10/4/2026 (a)(r)	Lending Club	10/08/2024	6,680	6,592	6,575
211094179.SRDLC, 32.39%, 9/24/2029 (a)(r)	Lending Club	9/26/2024	15,676	15,290	14,957
211094375.SRDLC, 15.99%, 10/16/2027 (a)(r)	Lending Club	10/18/2024	3,589	3,525	3,404
211098544.SRDLC, 25.99%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	6,695	6,555	6,384
211102335.SRDLC, 24.49%, 9/30/2027 (a)(n)(r)	Lending Club	10/02/2024	6,022	5,913	5,743
211104348.SRDLC, 9.74%, 9/25/2028 (a)(r)	Lending Club	9/27/2024	10,727	10,522	10,652
211104404.SRDLC, 17.99%, 10/15/2027 (a)(r)	Lending Club	10/03/2024	4,394	4,317	4,154
211106910.SRDLC, 7.00%, 10/6/2027 (a)(n)(r)	Lending Club	10/08/2024	4,659	4,544	2,929
211109405.SRDLC, 12.99%, 10/2/2026 (a)(r)	Lending Club	10/04/2024	2,290	2,262	2,240
211112008.SRDLC, 24.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	745	731	703
211115354.SRDLC, 30.49%, 9/25/2029 (a)(n)(r)	Lending Club	9/27/2024	6,418	6,258	673
211116416.SRDLC, 27.49%, 10/15/2029 (a)(r)	Lending Club	10/07/2024	5,223	5,107	4,950
211117798.SRDLC, 16.49%, 9/26/2028 (a)(r)	Lending Club	9/30/2024	3,556	3,485	3,351
211118029.SRDLC, 27.99%, 9/30/2028 (a)(n)(r)	Lending Club	9/27/2024	13,737	13,443	13,168
211119143.SRDLC, 18.99%, 10/4/2026 (a)(r)	Lending Club	10/08/2024	1,969	1,944	1,924
211120285.SRDLC, 27.99%, 10/9/2027 (a)(r)	Lending Club	10/11/2024	7,536	7,396	7,145
211121214.SRDLC, 15.99%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	3,805	3,738	3,598
211121307.SRDLC, 25.49%, 9/30/2027 (a)(n)(r)	Lending Club	9/27/2024	11,972	11,673	2,058
211126420.SRDLC, 12.99%, 10/3/2026 (a)(n)(r)	Lending Club	10/07/2024	4,254	4,201	4,160
211130675.SRDLC, 32.39%, 10/7/2029 (a)(r)	Lending Club	10/08/2024	13,612	13,306	12,807
211131672.SRDLC, 32.39%, 10/1/2029 (a)(n)(r)	Lending Club	10/04/2024	9,034	8,831	8484
211133869.SRDLC, 13.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	1,389	1,371	1,360
211136122.SRDLC, 16.74%, 10/2/2029 (a)(r)	Lending Club	10/04/2024	14,198	13,895	13,495
211137639.SRDLC, 20.49%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	4,530	4,470	4,440
211137813.SRDLC, 23.49%, 9/15/2027 (a)(r)	Lending Club	9/30/2024	6,762	6,642	6,426
211139852.SRDLC, 26.49%, 9/26/2028 (a)(r)	Lending Club	9/30/2024	2,880	2,820	2,772
211144385.SRDLC, 17.99%, 9/30/2026 (a)(r)	Lending Club	10/02/2024	2,514	2,482	2,470
211147222.SRDLC, 10.24%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	16,800	16,515	16,495
211147918.SRDLC, 27.49%, 10/7/2028 (a)(n)(r)	Lending Club	10/01/2024	7,130	6,982	6,767
211148091.SRDLC, 19.99%, 9/27/2027 (a)(r)	Lending Club	10/01/2024	2,538	2,494	2,420
211148763.SRDLC, 30.99%, 10/1/2027 (a)(n)(r)	Lending Club	10/03/2024	4,577	4,470	4,287
211153200.SRDLC, 26.49%, 9/26/2028 (a)(r)	Lending Club	9/30/2024	13,164	12,893	12,672
211153580.SRDLC, 24.99%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	15,741	15,386	14,938
211153964.SRDLC, 26.99%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	3,007	2,938	2,825
211156883.SRDLC, 15.99%, 10/2/2027 (a)(n)(r)	Lending Club	10/04/2024	15,060	14,793	14,236
211159415.SRDLC, 14.99%, 10/9/2027 (a)(n)(r)	Lending Club	10/11/2024	7,143	7,019	6,765
211164458.SRDLC, 8.24%, 10/2/2027 (a)(r)	Lending Club	10/04/2024	7,630	7,502	7,491
211164878.SRDLC, 20.49%, 9/30/2027 (a)(n)(r)	Lending Club	10/01/2024	10,640	10,457	9,984
211166372.SRDLC, 21.49%, 10/9/2027 (a)(r)	Lending Club	10/11/2024	5,877	5,771	5,543
211168038.SRDLC, 22.49%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	18,071	17,742	17,012
211169264.SRDLC, 29.99%, 10/15/2028 (a)(r)	Lending Club	10/04/2024	10,348	10,132	9,798

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

76	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
211170147.SRDLC, 29.99%, 10/1/2029 (a)(r)	Lending Club	10/03/2024	$5,391	$5,270	$5,068
211171397.SRDLC, 20.99%, 10/4/2027 (a)(r)	Lending Club	10/08/2024	10,997	10,800	10,360
211172694.SRDLC, 23.99%, 10/9/2029 (a)(r)	Lending Club	10/09/2024	7,067	6,912	6,672
211174993.SRDLC, 30.99%, 9/27/2027 (a)(r)	Lending Club	10/01/2024	739	725	713
211178003.SRDLC, 27.99%, 10/16/2028 (a)(r)	Lending Club	10/03/2024	3,982	3,882	1,001
211179216.SRDLC, 23.99%, 10/16/2027 (a)(r)	Lending Club	10/17/2024	7,426	7,289	6,985
211187540.SRDLC, 19.49%, 10/16/2026 (a)(r)	Lending Club	10/08/2024	8,895	8,780	8,674
211187954.SRDLC, 24.49%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	7,435	7,299	6,991
211191410.SRDLC, 19.49%, 10/15/2026 (a)(r)	Lending Club	10/04/2024	6,679	6,594	6,509
211193772.SRDLC, 20.49%, 9/30/2026 (a)(r)	Lending Club	10/02/2024	12,709	12,547	12,526
211194297.SRDLC, 14.24%, 10/25/2030 (a)(r)	Lending Club	10/29/2024	17,284	16,901	16,907
211194401.SRDLC, 15.99%, 10/9/2027 (a)(n)(r)	Lending Club	10/09/2024	7,967	7,827	7,715
211196227.SRDLC, 20.49%, 10/11/2028 (a)(r)	Lending Club	10/09/2024	9,950	9,748	9,546
211198383.SRDLC, 12.99%, 9/30/2026 (a)(r)	Lending Club	10/02/2024	2,698	2,664	2,651
211200729.SRDLC, 22.49%, 5/4/2029 (a)(n)(r)	Lending Club	10/08/2024	12,798	12,478	1,602
211201442.SRDLC, 31.89%, 9/30/2028 (a)(r)	Lending Club	10/02/2024	1,479	1,448	1,429
211201960.SRDLC, 28.99%, 9/30/2026 (a)(r)	Lending Club	10/02/2024	1,590	1,566	1,588
211205774.SRDLC, 23.49%, 10/18/2027 (a)(r)	Lending Club	10/10/2024	8,508	8,353	8,010
211205884.SRDLC, 21.99%, 10/2/2026 (a)(r)	Lending Club	10/04/2024	554	547	541
211207145.SRDLC, 26.49%, 10/1/2029 (a)(n)(r)	Lending Club	10/03/2024	15,008	14,673	14,147
211210839.SRDLC, 17.49%, 10/2/2028 (a)(r)	Lending Club	10/04/2024	2,838	2,781	2,655
211217872.SRDLC, 9.49%, 10/9/2027 (a)(r)	Lending Club	10/07/2024	11,664	11,373	1,793
211219208.SRDLC, 9.99%, 10/21/2028 (a)(r)	Lending Club	10/23/2024	15,997	15,684	15,867
211220370.SRDLC, 22.49%, 10/11/2027 (a)(r)	Lending Club	10/16/2024	18,443	18,107	17,377
211222017.SRDLC, 13.99%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	17,795	17,487	16,836
211226756.SRDLC, 27.99%, 10/3/2029 (a)(r)	Lending Club	10/07/2024	21,440	20,964	20,218
211228657.SRDLC, 24.99%, 3/7/2029 (a)(r)	Lending Club	10/09/2024	4,918	4,795	783
211238088.SRDLC, 24.49%, 10/7/2029 (a)(r)	Lending Club	10/09/2024	17,164	16,787	16,239
211240181.SRDLC, 28.99%, 10/7/2026 (a)(r)	Lending Club	10/09/2024	500	493	492
211241719.SRDLC, 22.49%, 10/6/2028 (a)(r)	Lending Club	10/07/2024	1,657	1,624	1,588
211244921.SRDLC, 11.24%, 10/16/2028 (a)(r)	Lending Club	10/18/2024	31,615	30,987	31,170
211245612.SRDLC, 25.99%, 10/1/2028 (a)(r)	Lending Club	10/03/2024	13,389	13,113	12,680
211246418.SRDLC, 23.49%, 10/3/2027 (a)(n)(r)	Lending Club	10/07/2024	8,336	8,127	557
211247809.SRDLC, 30.99%, 10/1/2027 (a)(r)	Lending Club	10/03/2024	1,524	1,496	1,437
211248796.SRDLC, 18.99%, 10/1/2026 (a)(r)	Lending Club	10/03/2024	1,094	1,080	1,068
211249264.SRDLC, 28.99%, 10/1/2026 (a)(r)	Lending Club	10/03/2024	1,713	1,690	1,694
211249345.SRDLC, 19.99%, 10/22/2027 (a)(r)	Lending Club	10/09/2024	6,217	6,106	5,860
211249682.SRDLC, 23.99%, 10/1/2027 (a)(r)	Lending Club	10/03/2024	1,484	1,457	1,392
211250724.SRDLC, 31.99%, 10/1/2029 (a)(r)	Lending Club	10/03/2024	4,518	4,416	4,244
211252774.SRDLC, 16.99%, 10/3/2026 (a)(n)(r)	Lending Club	10/07/2024	5,981	5,903	5,850
211254411.SRDLC, 28.49%, 10/1/2029 (a)(r)	Lending Club	10/03/2024	15,299	14,959	14,389
211254638.SRDLC, 15.99%, 10/17/2027 (a)(r)	Lending Club	10/15/2024	7,209	7,081	6,836
211254967.SRDLC, 19.99%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	1,752	1,721	1,650
211255379.SRDLC, 31.89%, 10/3/2028 (a)(n)(r)	Lending Club	10/07/2024	2,266	2,218	2,169
211256027.SRDLC, 30.49%, 10/15/2029 (a)(r)	Lending Club	10/07/2024	8,005	7,828	7,557
211256696.SRDLC, 30.99%, 10/14/2027 (a)(r)	Lending Club	10/09/2024	4,620	4,534	4,351
211257423.SRDLC, 10.00%, 3/1/2028 (a)(r)	Lending Club	10/03/2024	3,634	3,544	3,315
211257664.SRDLC, 32.39%, 10/4/2029 (a)(r)	Lending Club	10/08/2024	4,522	4,421	4,261
211259011.SRDLC, 18.99%, 10/3/2026 (a)(r)	Lending Club	10/07/2024	2,734	2,699	2,671
211259280.SRDLC, 26.49%, 10/15/2028 (a)(n)(r)	Lending Club	10/17/2024	2,100	2,049	1,997
211259987.SRDLC, 28.49%, 9/30/2029 (a)(n)(r)	Lending Club	10/10/2024	17,538	17,141	16,559
211260000.SRDLC, 14.99%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	4,225	4,140	3,997

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	77

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
211261524.SRDLC, 20.99%, 10/15/2027 (a)(r)	Lending Club	10/08/2024	$4,444	$4,364	$4,183
211262531.SRDLC, 28.99%, 10/15/2029 (a)(r)	Lending Club	10/07/2024	16,339	15,984	15,430
211263871.SRDLC, 10.49%, 10/15/2028 (a)(r)	Lending Club	10/07/2024	6,332	6,210	6,272
211265210.SRDLC, 31.89%, 10/7/2028 (a)(r)	Lending Club	10/09/2024	13,803	13,458	3,382
211265659.SRDLC, 25.49%, 10/3/2026 (a)(r)	Lending Club	10/07/2024	5,627	5,553	5,536
211265683.SRDLC, 21.49%, 10/7/2027 (a)(n)(r)	Lending Club	10/09/2024	3,914	3,817	914
211266602.SRDLC, 30.99%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	1,143	1,122	1,080
211266776.SRDLC, 30.99%, 10/15/2027 (a)(r)	Lending Club	10/07/2024	3,084	3,026	2,916
211266825.SRDLC, 20.99%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	4,399	4,320	4,142
211267565.SRDLC, 25.99%, 10/10/2027 (a)(r)	Lending Club	10/07/2024	3,771	3,702	3,532
211268170.SRDLC, 29.49%, 10/1/2028 (a)(r)	Lending Club	10/03/2024	1,367	1,338	1,290
211268223.SRDLC, 21.49%, 10/14/2027 (a)(r)	Lending Club	10/03/2024	3,246	3,187	3,068
211269307.SRDLC, 21.49%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	4,041	3,968	3,804
211270232.SRDLC, 24.99%, 10/3/2026 (a)(n)(r)	Lending Club	10/07/2024	1,409	1,381	1,380
211273087.SRDLC, 14.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	3,932	3,863	3,729
211273090.SRDLC, 30.99%, 10/4/2027 (a)(r)	Lending Club	10/08/2024	8,784	8,620	8,309
211273104.SRDLC, 15.99%, 10/7/2027 (a)(n)(r)	Lending Club	10/09/2024	7,000	6,875	6,641
211273113.SRDLC, 9.74%, 10/1/2027 (a)(n)(r)	Lending Club	10/10/2024	19,509	19,177	19,150
211274664.SRDLC, 28.99%, 10/13/2026 (a)(n)(r)	Lending Club	10/11/2024	5,167	5,040	4,133
211275320.SRDLC, 12.99%, 10/4/2026 (a)(r)	Lending Club	10/08/2024	5,535	5,466	5,414
211277589.SRDLC, 20.49%, 10/4/2026 (a)(r)	Lending Club	10/08/2024	548	541	535
211278427.SRDLC, 23.49%, 10/10/2027 (a)(r)	Lending Club	10/15/2024	5,924	5,816	5,583
211278522.SRDLC, 20.49%, 10/4/2027 (a)(r)	Lending Club	10/08/2024	2,927	2,874	2,757
211279182.SRDLC, 10.49%, 10/22/2027 (a)(r)	Lending Club	10/24/2024	7,008	6,886	6,891
211279357.SRDLC, 30.99%, 10/4/2029 (a)(r)	Lending Club	10/08/2024	9,774	9,555	9,211
211280825.SRDLC, 17.24%, 9/25/2029 (a)(r)	Lending Club	10/07/2024	16,898	16,537	16,232
211281862.SRDLC, 26.49%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	7,493	7,355	7,042
211282870.SRDLC, 28.49%, 10/9/2029 (a)(n)(r)	Lending Club	10/11/2024	5,929	5,781	621
211283933.SRDLC, 21.49%, 10/22/2027 (a)(r)	Lending Club	10/09/2024	6,716	6,595	6,329
211284934.SRDLC, 26.49%, 3/18/2030 (a)(n)(r)	Lending Club	10/09/2024	14,552	14,188	1,525
211288523.SRDLC, 25.49%, 10/15/2027 (a)(r)	Lending Club	10/09/2024	3,024	2,969	2,844
211289069.SRDLC, 29.49%, 10/7/2028 (a)(r)	Lending Club	10/09/2024	2,083	2,039	1,980
211290470.SRDLC, 20.49%, 10/17/2026 (a)(r)	Lending Club	10/10/2024	3,341	3,296	3,258
211290906.SRDLC, 23.49%, 10/7/2026 (a)(r)	Lending Club	10/09/2024	558	550	549
211290987.SRDLC, 13.99%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	5,551	5,455	5,256
211292844.SRDLC, 24.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	2,980	2,925	2,811
211293224.SRDLC, 19.99%, 10/7/2029 (a)(r)	Lending Club	10/09/2024	9,577	9,370	9,023
211295480.SRDLC, 26.49%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	10,697	10,444	10,062
211305357.SRDLC, 25.49%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	6,687	6,523	4,713
211308691.SRDLC, 32.39%, 10/7/2029 (a)(r)	Lending Club	10/09/2024	9,949	9,725	9,383
211309613.SRDLC, 13.99%, 10/4/2030 (a)(r)	Lending Club	10/08/2024	8,855	8,661	8,644
211311537.SRDLC, 24.49%, 10/15/2027 (a)(n)(r)	Lending Club	10/09/2024	20,715	20,197	2,171
211312935.SRDLC, 25.49%, 10/20/2027 (a)(r)	Lending Club	10/09/2024	18,950	18,605	17,789
211313208.SRDLC, 28.49%, 10/7/2027 (a)(n)(r)	Lending Club	10/09/2024	12,883	12,561	1,350
211313978.SRDLC, 14.99%, 10/3/2029 (a)(r)	Lending Club	10/07/2024	15,386	15,060	14,772
211316728.SRDLC, 15.99%, 10/4/2027 (a)(r)	Lending Club	10/17/2024	7,124	6,998	6,739
211317961.SRDLC, 19.49%, 10/18/2026 (a)(r)	Lending Club	10/09/2024	10,917	10,773	10,698
211318207.SRDLC, 22.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	14,752	14,483	13,942
211318288.SRDLC, 27.49%, 10/7/2029 (a)(r)	Lending Club	10/09/2024	13,380	13,083	12,639
211318547.SRDLC, 23.49%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	8,887	8,725	8,358
211319132.SRDLC, 27.49%, 10/7/2026 (a)(n)(r)	Lending Club	10/09/2024	2,212	2,158	1,770
211319517.SRDLC, 23.49%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	3,703	3,636	3,482

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

78	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
211321684.SRDLC, 28.49%, 10/3/2027 (a)(r)	Lending Club	10/09/2024	$14,455	$14,187	$13,675
211322999.SRDLC, 24.49%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	7,435	7,299	6,991
211324245.SRDLC, 21.49%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	7,346	7,214	6,924
211324445.SRDLC, 18.99%, 10/15/2027 (a)(r)	Lending Club	10/09/2024	3,608	3,544	3,406
211324695.SRDLC, 20.99%, 7/31/2030 (a)(n)(r)	Lending Club	10/10/2024	23,911	23,335	22,582
211327546.SRDLC, 25.49%, 10/20/2029 (a)(r)	Lending Club	10/09/2024	13,020	12,740	12,325
211330207.SRDLC, 21.49%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	7,346	7,214	6,924
211332366.SRDLC, 28.49%, 10/16/2029 (a)(r)	Lending Club	10/10/2024	17,994	17,595	17,011
211336616.SRDLC, 28.49%, 10/9/2027 (a)(r)	Lending Club	10/11/2024	4,707	4,619	4,462
211337252.SRDLC, 19.99%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	17,524	17,211	16,522
211339278.SRDLC, 30.99%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	1,524	1,495	1,442
211339651.SRDLC, 23.99%, 10/10/2029 (a)(r)	Lending Club	10/10/2024	10,603	10,370	10,015
211339687.SRDLC, 10.49%, 10/4/2027 (a)(r)	Lending Club	10/08/2024	10,512	10,333	10,213
211340390.SRDLC, 29.99%, 10/9/2029 (a)(r)	Lending Club	10/11/2024	7,188	7,027	6,794
211342346.SRDLC, 10.24%, 10/31/2028 (a)(r)	Lending Club	11/04/2024	11,798	11,565	11,670
211344462.SRDLC, 21.49%, 10/1/2027 (a)(r)	Lending Club	10/15/2024	3,276	3,217	3,083
211346918.SRDLC, 9.49%, 10/10/2028 (a)(r)	Lending Club	10/15/2024	15,684	15,380	15,549
211346931.SRDLC, 9.74%, 10/18/2027 (a)(r)	Lending Club	10/22/2024	8,381	8,236	8,239
211350375.SRDLC, 24.99%, 10/11/2027 (a)(r)	Lending Club	10/16/2024	2,235	2,194	2,106
211352512.SRDLC, 14.99%, 10/8/2027 (a)(r)	Lending Club	10/10/2024	17,873	17,560	16,922
211353036.SRDLC, 31.89%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	3,626	3,549	3,461
211359222.SRDLC, 32.39%, 10/8/2029 (a)(n)(r)	Lending Club	10/10/2024	6,583	6,419	690
211364212.SRDLC, 9.49%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	8,720	8,572	8,509
211364789.SRDLC, 32.39%, 10/9/2029 (a)(r)	Lending Club	10/11/2024	5,427	5,304	5,125
211369256.SRDLC, 27.49%, 10/8/2028 (a)(r)	Lending Club	10/10/2024	13,150	12,821	8,809
211371056.SRDLC, 29.99%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	10,782	10,541	10,231
211372872.SRDLC, 12.99%, 10/7/2029 (a)(r)	Lending Club	10/09/2024	13,569	13,284	13,091
211373193.SRDLC, 15.99%, 10/4/2029 (a)(r)	Lending Club	10/08/2024	21,451	20,995	20,416
211377197.SRDLC, 22.49%, 10/21/2027 (a)(r)	Lending Club	10/16/2024	4,470	4,388	4,226
211377846.SRDLC, 10.24%, 10/7/2028 (a)(r)	Lending Club	10/09/2024	7,868	7,715	7,759
211379086.SRDLC, 13.99%, 10/16/2027 (a)(n)(r)	Lending Club	10/11/2024	10,728	10,465	10,162
211380995.SRDLC, 18.49%, 10/21/2028 (a)(r)	Lending Club	10/23/2024	5,808	5,691	5,489
211383904.SRDLC, 25.99%, 10/9/2029 (a)(r)	Lending Club	10/11/2024	10,655	10,420	10,088
211391147.SRDLC, 10.24%, 10/10/2027 (a)(r)	Lending Club	10/15/2024	11,200	11,008	10,894
211393108.SRDLC, 30.49%, 10/8/2029 (a)(r)	Lending Club	10/10/2024	5,400	5,269	5,081
211393366.SRDLC, 28.49%, 10/8/2028 (a)(r)	Lending Club	10/10/2024	1,266	1,239	1,204
211397382.SRDLC, 19.24%, 10/7/2026 (a)(r)	Lending Club	10/09/2024	6,571	6,486	6,555
211398192.SRDLC, 13.74%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	14,222	13,975	13,823
211400872.SRDLC, 28.49%, 10/8/2027 (a)(r)	Lending Club	10/10/2024	3,020	2,964	2,861
211401613.SRDLC, 19.49%, 10/8/2026 (a)(r)	Lending Club	10/10/2024	2,135	2,108	2,088
211403342.SRDLC, 23.99%, 10/8/2027 (a)(r)	Lending Club	10/10/2024	5,194	5,099	4,886
211405303.SRDLC, 15.99%, 10/24/2027 (a)(r)	Lending Club	10/23/2024	7,483	7,350	7,102
211407311.SRDLC, 7.24%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	17,130	16,842	16,902
211407677.SRDLC, 27.49%, 10/15/2029 (a)(r)	Lending Club	10/10/2024	8,989	8,790	8,476
211408646.SRDLC, 19.24%, 10/16/2027 (a)(r)	Lending Club	10/09/2024	3,619	3,554	3,462
211413323.SRDLC, 31.89%, 10/24/2028 (a)(n)(r)	Lending Club	10/11/2024	17,231	16,883	16,493
211413427.SRDLC, 21.49%, 10/9/2027 (a)(r)	Lending Club	10/11/2024	2,351	2,308	2,217
211414070.SRDLC, 32.39%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	13,567	13,260	12,864
211416703.SRDLC, 24.99%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	1,862	1,828	1,759
211417119.SRDLC, 15.74%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	1,793	1,762	1,735
211418241.SRDLC, 23.99%, 10/9/2028 (a)(n)(r)	Lending Club	10/11/2024	1,923	1,875	202
211420037.SRDLC, 9.49%, 10/11/2029 (a)(r)	Lending Club	10/16/2024	29,257	28,650	28,595

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	79

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
211420784.SRDLC, 25.49%, 10/12/2027 (a)(r)	Lending Club	10/11/2024	$8,240	$8,089	$7,729
211421917.SRDLC, 24.74%, 10/7/2029 (a)(r)	Lending Club	10/09/2024	10,614	10,381	9,940
211424538.SRDLC, 22.99%, 10/10/2026 (a)(r)	Lending Club	10/15/2024	6,680	6,591	6,586
211425106.SRDLC, 24.99%, 10/11/2029 (a)(r)	Lending Club	10/16/2024	9,029	8,830	8,568
211426571.SRDLC, 23.99%, 10/19/2028 (a)(n)(r)	Lending Club	10/16/2024	8,647	8,469	8,266
211426973.SRDLC, 13.99%, 10/11/2027 (a)(r)	Lending Club	10/16/2024	7,521	7,390	7,137
211427630.SRDLC, 26.49%, 10/31/2029 (a)(n)(r)	Lending Club	10/18/2024	18,785	18,376	17,489
211429680.SRDLC, 18.99%, 10/16/2026 (a)(r)	Lending Club	10/11/2024	4,396	4,338	4,291
211430811.SRDLC, 13.99%, 10/8/2027 (a)(r)	Lending Club	10/10/2024	5,694	5,595	5,533
211430876.SRDLC, 26.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	3,746	3,677	3,533
211432615.SRDLC, 7.99%, 10/8/2027 (a)(r)	Lending Club	10/10/2024	17,321	17,028	17,014
211432751.SRDLC, 27.49%, 10/25/2028 (a)(r)	Lending Club	10/17/2024	4,070	3,985	3,901
211433000.SRDLC, 32.39%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	9,407	9,194	8,919
211437381.SRDLC, 30.49%, 10/9/2029 (a)(r)	Lending Club	10/11/2024	10,347	10,115	9,777
211438328.SRDLC, 30.99%, 10/9/2028 (a)(r)	Lending Club	10/11/2024	12,452	12,140	11,841
211439322.SRDLC, 23.49%, 10/9/2028 (a)(r)	Lending Club	10/11/2024	3,251	3,184	3,091
211439597.SRDLC, 17.49%, 10/9/2026 (a)(r)	Lending Club	10/11/2024	2,172	2,144	2,125
211440483.SRDLC, 32.39%, 10/5/2029 (a)(r)	Lending Club	10/11/2024	5,562	5,423	846
211440795.SRDLC, 32.39%, 10/10/2029 (a)(n)(r)	Lending Club	10/15/2024	8,300	8,093	5,372
211442183.SRDLC, 22.49%, 10/10/2027 (a)(r)	Lending Club	10/15/2024	8,851	8,690	8,355
211442323.SRDLC, 12.99%, 10/9/2026 (a)(r)	Lending Club	10/11/2024	6,866	6,779	6,718
211442675.SRDLC, 28.99%, 10/15/2026 (a)(r)	Lending Club	10/15/2024	1,382	1,362	1,366
211443315.SRDLC, 23.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	2,592	2,545	2,446
211443801.SRDLC, 20.49%, 10/20/2027 (a)(r)	Lending Club	10/17/2024	11,017	10,818	10,410
211444662.SRDLC, 28.99%, 10/10/2029 (a)(r)	Lending Club	10/15/2024	8,960	8,759	8,490
211445593.SRDLC, 23.49%, 10/10/2028 (a)(r)	Lending Club	10/15/2024	12,442	12,186	11,854
211446071.SRDLC, 24.99%, 10/10/2029 (a)(r)	Lending Club	10/15/2024	5,311	5,194	5,038
211446570.SRDLC, 15.99%, 10/10/2027 (a)(n)(r)	Lending Club	10/15/2024	17,974	17,525	1,430
211447593.SRDLC, 22.49%, 10/10/2027 (a)(r)	Lending Club	10/15/2024	14,752	14,484	13,925
211448302.SRDLC, 24.24%, 10/10/2029 (a)(r)	Lending Club	10/10/2024	23,881	23,357	22,390
211449537.SRDLC, 22.49%, 10/25/2027 (a)(r)	Lending Club	10/15/2024	13,484	13,240	12,725
211449835.SRDLC, 12.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	12,756	12,534	12,101
211450360.SRDLC, 23.99%, 10/15/2027 (a)(r)	Lending Club	10/15/2024	3,723	3,655	3,503
211451177.SRDLC, 28.99%, 10/25/2026 (a)(r)	Lending Club	10/15/2024	3,809	3,756	3,759
211451716.SRDLC, 23.99%, 10/20/2027 (a)(r)	Lending Club	10/17/2024	6,713	6,589	6,325
211452595.SRDLC, 23.49%, 10/18/2027 (a)(r)	Lending Club	10/22/2024	16,665	16,359	15,778
211452867.SRDLC, 26.49%, 10/11/2028 (a)(r)	Lending Club	10/16/2024	2,515	2,462	2395
211453555.SRDLC, 14.99%, 10/10/2027 (a)(r)	Lending Club	10/15/2024	7,864	7,726	7,452
211454037.SRDLC, 12.50%, 10/9/2029 (a)(r)	Lending Club	10/11/2024	20,314	19,887	19,614
211454763.SRDLC, 15.00%, 4/10/2028 (a)(r)	Lending Club	10/15/2024	21,752	21,246	18,927
211455458.SRDLC, 13.99%, 10/10/2027 (a)(r)	Lending Club	10/15/2024	10,677	10,490	10,119
211455718.SRDLC, 31.89%, 10/10/2028 (a)(n)(r)	Lending Club	10/15/2024	8,686	8,503	8,278
211456925.SRDLC, 24.99%, 10/2/2027 (a)(r)	Lending Club	10/16/2024	3,285	3,203	782
211458360.SRDLC, 21.74%, 10/9/2029 (a)(n)(r)	Lending Club	10/11/2024	9,520	9,282	998
211460569.SRDLC, 11.49%, 11/7/2029 (a)(r)	Lending Club	10/31/2024	41,032	40,154	40,060
211461344.SRDLC, 32.39%, 10/1/2029 (a)(r)	Lending Club	10/16/2024	6,816	6,662	6,442
211462436.SRDLC, 15.00%, 1/13/2027 (a)(r)	Lending Club	10/16/2024	1,640	1,603	1,440
211463323.SRDLC, 25.99%, 10/11/2028 (a)(r)	Lending Club	10/16/2024	9,958	9,751	9,487
211463330.SRDLC, 25.99%, 10/28/2029 (a)(n)(r)	Lending Club	10/21/2024	8,696	8,504	8,263
211466024.SRDLC, 27.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	3,761	3,691	3,579
211466328.SRDLC, 21.49%, 10/11/2026 (a)(r)	Lending Club	10/16/2024	8,296	8,185	8,116
211467698.SRDLC, 32.39%, 10/11/2029 (a)(n)(r)	Lending Club	10/16/2024	9,867	9,645	9,341

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

80	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
211468089.SRDLC, 17.49%, 10/11/2026 (a)(r)	Lending Club	10/16/2024	$7,083	$6,917	$6,916
211468131.SRDLC, 29.99%, 10/7/2028 (a)(r)	Lending Club	10/16/2024	9,598	9,358	2,375
211468242.SRDLC, 21.49%, 10/11/2026 (a)(r)	Lending Club	10/16/2024	12,528	12,362	12,257
211470422.SRDLC, 20.99%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	17,472	17,092	16,504
211471928.SRDLC, 28.99%, 4/11/2027 (a)(r)	Lending Club	10/16/2024	6,391	6,231	1,042
211472079.SRDLC, 12.99%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	16,962	16,604	16,388
211472099.SRDLC, 18.99%, 10/13/2026 (a)(r)	Lending Club	10/16/2024	3,946	3,894	3,850
211474987.SRDLC, 15.99%, 10/15/2027 (a)(n)(r)	Lending Club	10/17/2024	10,482	10,228	9,987
211475080.SRDLC, 9.74%, 10/10/2027 (a)(n)(r)	Lending Club	10/15/2024	2,540	2,497	2,498
211476560.SRDLC, 11.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	2,649	2,615	2,593
211479737.SRDLC, 18.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	2,735	2,699	2,678
211480286.SRDLC, 30.49%, 10/14/2029 (a)(r)	Lending Club	10/16/2024	7,637	7,465	7,252
211482353.SRDLC, 29.99%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	4,665	4,566	4,454
211485232.SRDLC, 32.39%, 10/31/2029 (a)(n)(r)	Lending Club	10/17/2024	7,950	7,782	7,375
211485599.SRDLC, 30.49%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	22,045	21,550	20,915
211486185.SRDLC, 23.49%, 2/25/2027 (a)(r)	Lending Club	10/17/2024	4,520	4,407	743
211486325.SRDLC, 28.99%, 10/17/2026 (a)(r)	Lending Club	10/17/2024	6,300	6,143	1,684
211487350.SRDLC, 24.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	1,685	1,662	1,662
211487568.SRDLC, 24.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	10,727	10,529	10,120
211487683.SRDLC, 23.99%, 10/28/2028 (a)(r)	Lending Club	10/17/2024	21,051	20,607	20,063
211488248.SRDLC, 25.49%, 10/3/2026 (a)(r)	Lending Club	10/17/2024	552	544	544
211488922.SRDLC, 30.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	1,143	1,121	1,087
211489395.SRDLC, 32.39%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	7,688	7,515	7,290
211489874.SRDLC, 27.49%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	9,274	9,068	8,807
211489937.SRDLC, 28.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	11,325	11,113	10,775
211490039.SRDLC, 21.49%, 10/16/2027 (a)(r)	Lending Club	10/18/2024	4,845	4,757	4,586
211490380.SRDLC, 10.74%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	28,064	27,577	27,325
211491439.SRDLC, 20.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	828	817	810
211492022.SRDLC, 30.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	2,287	2,244	2,162
211492318.SRDLC, 30.99%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	4,504	4,404	4,273
211492976.SRDLC, 24.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	4,470	4,387	4,217
211493368.SRDLC, 30.49%, 10/31/2029 (a)(n)(r)	Lending Club	10/17/2024	6,410	6,267	6,035
211493683.SRDLC, 17.49%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	6,487	6,357	6,092
211493894.SRDLC, 22.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	8,114	7,966	7,668
211495256.SRDLC, 5.00%, 10/24/2028 (a)(n)(r)	Lending Club	10/17/2024	11,195	10,918	10,533
211495397.SRDLC, 28.99%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	7,616	7,445	7,229
211495534.SRDLC, 20.99%, 10/18/2027 (a)(r)	Lending Club	10/22/2024	3,519	3,455	3,332
211495861.SRDLC, 19.49%, 10/20/2026 (a)(r)	Lending Club	10/17/2024	2,474	2,441	2,417
211495900.SRDLC, 25.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	4,488	4,405	4,218
211496185.SRDLC, 15.00%, 4/26/2030 (a)(n)(r)	Lending Club	10/17/2024	7,750	7,557	7,216
211497978.SRDLC, 21.49%, 10/21/2026 (a)(r)	Lending Club	10/17/2024	3,273	3,229	3,197
211499191.SRDLC, 21.49%, 10/20/2026 (a)(r)	Lending Club	10/17/2024	13,258	12,927	3,535
211499476.SRDLC, 25.99%, 10/15/2028 (a)(n)(r)	Lending Club	10/17/2024	20,450	19,939	13,231
211499792.SRDLC, 10.99%, 10/10/2028 (a)(r)	Lending Club	10/15/2024	10,262	10,062	10,125
211500343.SRDLC, 30.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	4,953	4,860	4,710
211501855.SRDLC, 18.49%, 10/16/2027 (a)(r)	Lending Club	10/18/2024	9,433	9,264	8,943
211502706.SRDLC, 31.89%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	1,450	1,420	1,385
211504339.SRDLC, 23.99%, 10/5/2027 (a)(r)	Lending Club	10/17/2024	734	721	690
211507102.SRDLC, 22.49%, 10/15/2026 (a)(n)(r)	Lending Club	10/17/2024	2,773	2,707	2,714
211507655.SRDLC, 29.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	4,547	4,462	4,297
211509078.SRDLC, 11.24%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	3,939	3,862	3,888
211509193.SRDLC, 32.39%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	10,402	10,167	9,863

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	81

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
211510701.SRDLC, 12.49%, 11/12/2030 (a)(r)	Lending Club	11/14/2024	$23,055	$22,546	$22,617
211511823.SRDLC, 18.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	2,181	2,142	2,063
211512682.SRDLC, 30.99%, 10/21/2027 (a)(r)	Lending Club	10/17/2024	2,691	2,640	2,546
211513223.SRDLC, 25.99%, 10/15/2028 (a)(n)(r)	Lending Club	10/17/2024	19,347	18,863	2,028
211513375.SRDLC, 27.99%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	3,033	2,969	2,897
211513467.SRDLC, 17.99%, 1/15/2027 (a)(r)	Lending Club	10/17/2024	4,619	4,504	614
211513717.SRDLC, 7.99%, 10/11/2027 (a)(r)	Lending Club	10/16/2024	21,478	21,112	21,105
211513749.SRDLC, 25.99%, 2/15/2028 (a)(n)(r)	Lending Club	10/17/2024	4,714	4,597	494
211513755.SRDLC, 21.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	5,877	5,770	5,555
211514751.SRDLC, 20.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	828	817	810
211515343.SRDLC, 25.49%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	4,346	4,287	4,286
211516025.SRDLC, 28.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	2,856	2,816	2,838
211517883.SRDLC, 30.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	3,810	3,738	3,623
211517925.SRDLC, 27.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	1,706	1,683	1,696
211518352.SRDLC, 26.49%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	8,893	8,696	8,442
211518650.SRDLC, 14.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	5,010	4,922	4,748
211520253.SRDLC, 31.89%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	2,515	2,462	2,398
211522163.SRDLC, 20.49%, 10/15/2026 (a)(n)(r)	Lending Club	10/17/2024	3,557	3,469	2,846
211523730.SRDLC, 23.49%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	6,137	6,054	6,056
211524009.SRDLC, 23.49%, 10/22/2027 (a)(r)	Lending Club	10/18/2024	7,454	7,317	7,019
211525137.SRDLC, 31.89%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	4,267	4,176	4,072
211527092.SRDLC, 19.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	3,279	3,220	3,100
211527195.SRDLC, 23.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	7,405	7,250	6,988
211528697.SRDLC, 15.24%, 10/11/2027 (a)(r)	Lending Club	10/16/2024	11,451	11,249	11,095
211529795.SRDLC, 18.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	1,094	1,079	1,071
211530213.SRDLC, 5.00%, 10/15/2030 (a)(r)	Lending Club	10/17/2024	23,892	23,295	22,478
211530774.SRDLC, 32.39%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	13,083	12,787	12,403
211531284.SRDLC, 19.49%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	2,629	2,594	2,576
211532703.SRDLC, 21.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	1,837	1,803	1,736
211532862.SRDLC, 26.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	4,880	4,789	4,644
211534714.SRDLC, 15.00%, 3/15/2029 (a)(r)	Lending Club	10/17/2024	2,066	2,015	1,787
211536578.SRDLC, 27.49%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	4,188	4,084	1,095
211536599.SRDLC, 32.39%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	21,708	21,218	20,583
211537156.SRDLC, 21.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	12,122	11,902	11,458
211538746.SRDLC, 27.49%, 10/17/2029 (a)(r)	Lending Club	10/21/2024	19,714	19,274	18,766
211540242.SRDLC, 27.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	2,256	2,214	2,147
211546107.SRDLC, 10.74%, 11/15/2027 (a)(r)	Lending Club	11/19/2024	13,905	13,655	13,534
211546763.SRDLC, 25.99%, 10/31/2027 (a)(n)(r)	Lending Club	10/18/2024	14,161	13,807	1,484
211549129.SRDLC, 24.49%, 10/15/2027 (a)(n)(r)	Lending Club	10/17/2024	8,749	8,530	917
211555492.SRDLC, 23.99%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	18,284	17,906	17,391
211555652.SRDLC, 12.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	3,114	3,074	3,048
211561011.SRDLC, 19.49%, 10/16/2029 (a)(r)	Lending Club	10/17/2024	15,655	15,316	14,885
211561187.SRDLC, 11.24%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	15,470	15,202	15,054
211562123.SRDLC, 23.99%, 10/17/2028 (a)(r)	Lending Club	10/21/2024	17,367	17,006	16,595
211562556.SRDLC, 13.74%, 10/3/2026 (a)(r)	Lending Club	10/17/2024	5,818	5,743	5,670
211564078.SRDLC, 9.99%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	20,042	19,652	19,873
211565457.SRDLC, 23.99%, 10/17/2026 (a)(r)	Lending Club	10/21/2024	1,118	1,103	1,104
211567458.SRDLC, 11.74%, 10/17/2029 (a)(r)	Lending Club	10/21/2024	29,533	28,912	28,558
211567724.SRDLC, 10.49%, 10/20/2027 (a)(r)	Lending Club	10/17/2024	10,535	10,352	10,264
211568162.SRDLC, 30.99%, 10/16/2027 (a)(r)	Lending Club	10/18/2024	4,572	4,486	4,350
211569258.SRDLC, 13.99%, 10/1/2027 (a)(n)(r)	Lending Club	10/17/2024	3,909	3,811	412
211576072.SRDLC, 14.99%, 10/16/2027 (a)(r)	Lending Club	10/18/2024	4,647	4,565	4,408

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

82	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
211577712.SRDLC, 20.99%, 10/16/2029 (a)(n)(r)	Lending Club	10/18/2024	$14,345	$13,986	$3,122
211579918.SRDLC, 9.74%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	22,350	21,965	21,964
211581281.SRDLC, 7.57%, 10/23/2028 (a)(r)	Lending Club	10/25/2024	5,832	5,719	5,786
211581875.SRDLC, 23.99%, 10/18/2026 (a)(r)	Lending Club	10/18/2024	6,684	6,594	6,601
211582447.SRDLC, 28.49%, 10/16/2029 (a)(r)	Lending Club	10/18/2024	16,514	16,155	15,666
211582963.SRDLC, 20.49%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	8,721	8,532	8,289
211583363.SRDLC, 28.49%, 10/16/2027 (a)(r)	Lending Club	10/18/2024	6,417	6,297	6,109
211583920.SRDLC, 23.49%, 10/16/2026 (a)(r)	Lending Club	10/18/2024	6,138	6,055	6,031
211592263.SRDLC, 28.99%, 10/16/2026 (a)(r)	Lending Club	10/18/2024	3,998	3,942	3,975
211593483.SRDLC, 23.49%, 10/20/2026 (a)(r)	Lending Club	10/18/2024	2,799	2,761	2,753
211593489.SRDLC, 12.24%, 10/16/2029 (a)(r)	Lending Club	10/18/2024	33,821	33,110	32,687
211594330.SRDLC, 6.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	9,930	9,762	9,802
211596437.SRDLC, 28.49%, 10/31/2028 (a)(n)(r)	Lending Club	10/22/2024	9,415	9,217	9,146
211598872.SRDLC, 13.99%, 10/17/2027 (a)(n)(r)	Lending Club	10/23/2024	21,308	20,932	20,595
211603051.SRDLC, 20.99%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	2,199	2,159	2,082
211603115.SRDLC, 21.49%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	10,337	10,149	9,763
211604314.SRDLC, 23.49%, 11/13/2027 (a)(r)	Lending Club	11/15/2024	19,113	18,753	17,903
211605590.SRDLC, 24.99%, 10/16/2027 (a)(r)	Lending Club	10/18/2024	4,470	4,387	4,219
211607519.SRDLC, 21.49%, 10/16/2027 (a)(r)	Lending Club	10/18/2024	9,550	9,377	9,030
211607731.SRDLC, 20.99%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	2,639	2,591	2,498
211610325.SRDLC, 28.49%, 10/17/2029 (a)(r)	Lending Club	10/21/2024	13,957	13,608	13,159
211612188.SRDLC, 29.99%, 10/28/2027 (a)(r)	Lending Club	10/23/2024	2,454	2,408	2,331
211612897.SRDLC, 23.99%, 10/17/2028 (a)(r)	Lending Club	10/21/2024	2,456	2,405	2,345
211613974.SRDLC, 7.99%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	14,671	14,419	14,423
211614206.SRDLC, 10.49%, 10/16/2029 (a)(r)	Lending Club	10/18/2024	3,777	3,699	3,693
211617223.SRDLC, 21.49%, 10/17/2026 (a)(r)	Lending Club	10/21/2024	1,825	1,800	1,788
211617872.SRDLC, 27.49%, 10/17/2028 (a)(r)	Lending Club	10/21/2024	4,105	4,015	3,928
211618533.SRDLC, 28.99%, 10/27/2029 (a)(r)	Lending Club	10/21/2024	5,423	5,301	5,177
211619073.SRDLC, 21.49%, 10/20/2027 (a)(r)	Lending Club	10/21/2024	11,044	10,843	10,439
211619478.SRDLC, 20.99%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	1,320	1,296	1,249
211620080.SRDLC, 9.74%, 10/27/2027 (a)(r)	Lending Club	10/18/2024	11,929	11,723	11,733
211621156.SRDLC, 16.99%, 10/17/2026 (a)(r)	Lending Club	10/21/2024	2,710	2,675	2,653
211621206.SRDLC, 30.99%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	2,286	2,243	2,178
211625334.SRDLC, 8.74%, 10/2/2026 (a)(r)	Lending Club	10/18/2024	2,591	2,559	2,572
211628722.SRDLC, 23.49%, 10/17/2026 (a)(r)	Lending Club	10/21/2024	837	825	826
211638298.SRDLC, 29.49%, 10/27/2028 (a)(r)	Lending Club	10/21/2024	4,269	4,179	4,099
211641271.SRDLC, 32.39%, 11/1/2029 (a)(r)	Lending Club	10/21/2024	4,654	4,543	4,309
211641850.SRDLC, 29.99%, 10/31/2029 (a)(n)(r)	Lending Club	10/22/2024	4,562	4,460	4,231
211643134.SRDLC, 24.99%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	1,117	1,097	1,056
211643423.SRDLC, 30.49%, 10/17/2029 (a)(r)	Lending Club	10/21/2024	4,814	4,706	4,578
211643865.SRDLC, 27.49%, 10/18/2027 (a)(r)	Lending Club	10/22/2024	6,619	6,495	6274
211645327.SRDLC, 27.49%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	17,311	16,971	16,399
211646516.SRDLC, 27.49%, 10/31/2027 (a)(n)(r)	Lending Club	10/21/2024	5,422	5,322	5,134
211648664.SRDLC, 28.99%, 10/25/2026 (a)(r)	Lending Club	10/22/2024	7,436	7,332	7,403
211649625.SRDLC, 25.49%, 10/25/2026 (a)(r)	Lending Club	10/22/2024	6,142	6,057	6,078
211650428.SRDLC, 14.49%, 10/18/2028 (a)(r)	Lending Club	10/22/2024	11,004	10,784	10,543
211653693.SRDLC, 21.49%, 10/18/2027 (a)(r)	Lending Club	10/22/2024	2,424	2,380	2,296
211654305.SRDLC, 20.99%, 10/18/2027 (a)(n)(r)	Lending Club	10/22/2024	6,013	5,904	5,669
211654450.SRDLC, 14.99%, 10/27/2027 (a)(r)	Lending Club	10/22/2024	3,236	3,179	3,072
211656467.SRDLC, 21.49%, 10/18/2027 (a)(r)	Lending Club	10/22/2024	3,673	3,606	3,477
211660307.SRDLC, 12.50%, 10/21/2029 (a)(r)	Lending Club	10/21/2024	25,231	24,600	24,422
211660730.SRDLC, 24.99%, 10/18/2027 (a)(r)	Lending Club	10/22/2024	3,725	3,656	3,520

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	83

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
211664816.SRDLC, 26.49%, 10/24/2029 (a)(r)	Lending Club	10/22/2024	$6,975	$6,820	$6,634
211665392.SRDLC, 7.66%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	17,294	16,999	17,003
211666657.SRDLC, 23.49%, 10/8/2027 (a)(r)	Lending Club	10/22/2024	8,790	8,628	8,297
211667220.SRDLC, 9.74%, 10/24/2027 (a)(r)	Lending Club	10/28/2024	7,263	7,137	7,144
211671848.SRDLC, 27.49%, 10/21/2027 (a)(r)	Lending Club	10/23/2024	7,521	7,381	7,183
211677125.SRDLC, 15.00%, 3/31/2029 (a)(n)(r)	Lending Club	10/22/2024	16,331	15,934	13,902
211678113.SRDLC, 25.99%, 10/18/2027 (a)(r)	Lending Club	10/22/2024	1,869	1,835	1,767
211678176.SRDLC, 31.89%, 10/18/2028 (a)(r)	Lending Club	10/22/2024	5,781	5,658	5,508
211679180.SRDLC, 32.39%, 10/18/2029 (a)(n)(r)	Lending Club	10/22/2024	4,640	4,524	486
211680129.SRDLC, 13.74%, 11/5/2028 (a)(r)	Lending Club	11/07/2024	14,697	14,400	14,474
211681648.SRDLC, 32.39%, 10/21/2029 (a)(r)	Lending Club	10/23/2024	8,140	7,956	7,750
211690816.SRDLC, 7.83%, 10/25/2028 (a)(r)	Lending Club	10/29/2024	31,138	30,532	30,883
211699716.SRDLC, 8.24%, 10/21/2027 (a)(r)	Lending Club	10/23/2024	8,324	8,179	8,185
211701112.SRDLC, 10.49%, 10/26/2028 (a)(r)	Lending Club	10/25/2024	18,922	18,549	18,678
211706352.SRDLC, 13.74%, 10/22/2029 (a)(n)(r)	Lending Club	10/24/2024	7,730	7,537	810
211709941.SRDLC, 16.49%, 10/21/2029 (a)(r)	Lending Club	10/23/2024	18,246	17,855	17,736
211715137.SRDLC, 9.74%, 10/23/2027 (a)(r)	Lending Club	10/25/2024	5,231	5,139	5,144
211725389.SRDLC, 20.25%, 10/21/2029 (a)(r)	Lending Club	10/23/2024	17,687	17,298	16,851
211737791.SRDLC, 26.49%, 11/19/2026 (a)(r)	Lending Club	11/21/2024	3,635	3,581	3,577
211739637.SRDLC, 18.99%, 11/15/2026 (a)(n)(r)	Lending Club	11/13/2024	1,895	1,848	1,514
211741577.SRDLC, 29.49%, 10/31/2029 (a)(n)(r)	Lending Club	10/28/2024	22,613	22,113	21,089
211742495.SRDLC, 24.24%, 10/21/2029 (a)(n)(r)	Lending Club	10/23/2024	8,328	8,120	873
211751095.SRDLC, 15.50%, 10/22/2027 (a)(r)	Lending Club	10/24/2024	1,791	1,759	1739
211755003.SRDLC, 22.49%, 2/22/2027 (a)(n)(r)	Lending Club	10/24/2024	5,467	5,330	573
211772043.SRDLC, 30.99%, 10/23/2027 (a)(n)(r)	Lending Club	10/25/2024	4,708	4,619	4,463
211773210.SRDLC, 14.49%, 10/22/2029 (a)(r)	Lending Club	10/24/2024	6,654	6,513	6,417
211788018.SRDLC, 7.24%, 10/23/2027 (a)(r)	Lending Club	10/25/2024	8,837	8,685	8,731
211795218.SRDLC, 9.74%, 10/23/2027 (a)(r)	Lending Club	10/25/2024	4,719	4,637	4,616
211796468.SRDLC, 21.49%, 10/23/2027 (a)(r)	Lending Club	10/25/2024	12,478	12,248	11,835
211796634.SRDLC, 15.74%, 10/23/2029 (a)(r)	Lending Club	10/25/2024	13,287	13,002	12,718
211802808.SRDLC, 14.24%, 10/23/2027 (a)(r)	Lending Club	10/25/2024	28,503	27,998	27,685
211802885.SRDLC, 7.24%, 10/23/2027 (a)(r)	Lending Club	10/25/2024	9,606	9,440	9,484
211804500.SRDLC, 13.99%, 10/30/2027 (a)(r)	Lending Club	11/01/2024	2,562	2,517	2,499
211809160.SRDLC, 22.49%, 11/28/2028 (a)(r)	Lending Club	11/22/2024	11,033	10,801	10,611
211810054.SRDLC, 9.74%, 10/29/2027 (a)(r)	Lending Club	10/31/2024	27,238	26,756	26,803
211818156.SRDLC, 31.89%, 10/28/2028 (a)(r)	Lending Club	10/30/2024	12,800	12,526	12,316
211827137.SRDLC, 17.99%, 10/24/2029 (a)(r)	Lending Club	10/28/2024	21,611	21,143	20,847
211827148.SRDLC, 10.74%, 10/24/2026 (a)(r)	Lending Club	10/28/2024	7,901	7,797	7,815
211830260.SRDLC, 13.74%, 10/28/2029 (a)(r)	Lending Club	10/30/2024	5,954	5,827	5,797
211830375.SRDLC, 20.99%, 11/19/2027 (a)(r)	Lending Club	11/21/2024	3,788	3,717	3,577
211833043.SRDLC, 14.25%, 10/25/2029 (a)(r)	Lending Club	10/29/2024	34,093	33,365	32,913
211833430.SRDLC, 21.49%, 10/31/2027 (a)(n)(r)	Lending Club	10/31/2024	18,388	18,045	17,398
211836473.SRDLC, 12.74%, 10/24/2030 (a)(r)	Lending Club	10/28/2024	12,339	12,067	12,070
211836705.SRDLC, 15.49%, 10/25/2029 (a)(r)	Lending Club	10/29/2024	22,267	21,790	21,493
211849428.SRDLC, 11.49%, 10/25/2027 (a)(r)	Lending Club	10/29/2024	1,755	1,725	1,727
211854729.SRDLC, 7.17%, 10/25/2027 (a)(r)	Lending Club	10/29/2024	7,247	7,122	7,161
211859957.SRDLC, 12.49%, 11/1/2027 (a)(r)	Lending Club	10/31/2024	17,609	17,292	17,102
211863518.SRDLC, 6.74%, 3/28/2028 (a)(r)	Lending Club	10/30/2024	20,409	20,003	20,202
211866440.SRDLC, 21.99%, 11/5/2026 (a)(r)	Lending Club	11/07/2024	5,357	5,281	5,216
211867631.SRDLC, 32.39%, 11/14/2029 (a)(r)	Lending Club	11/08/2024	9,600	9,390	8990
211878341.SRDLC, 20.99%, 11/4/2029 (a)(r)	Lending Club	11/06/2024	9,102	8,901	8,611
211880263.SRDLC, 12.99%, 10/28/2027 (a)(r)	Lending Club	10/30/2024	35,079	34,457	33,973

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

84	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
211880623.SRDLC, 25.99%, 10/31/2029 (a)(n)(r)	Lending Club	10/30/2024	$21,366	$20,891	$20,291
211882008.SRDLC, 9.24%, 11/1/2027 (a)(r)	Lending Club	11/05/2024	9,401	9,236	9,172
211882041.SRDLC, 21.49%, 11/4/2027 (a)(r)	Lending Club	11/06/2024	9,108	8,939	8,540
211882128.SRDLC, 12.99%, 10/28/2027 (a)(r)	Lending Club	10/30/2024	487	478	483
211886136.SRDLC, 10.49%, 10/28/2028 (a)(r)	Lending Club	10/30/2024	19,995	19,601	19,766
211887025.SRDLC, 11.24%, 10/28/2029 (a)(r)	Lending Club	10/30/2024	17,683	17,310	17,309
211891052.SRDLC, 29.99%, 11/19/2028 (a)(r)	Lending Club	11/21/2024	4,313	4,220	4,120
211891641.SRDLC, 28.99%, 11/12/2026 (a)(n)(r)	Lending Club	11/14/2024	4,256	4,150	446
211894049.SRDLC, 18.06%, 10/28/2026 (a)(r)	Lending Club	10/30/2024	426	420	423
211900969.SRDLC, 15.74%, 10/28/2030 (a)(r)	Lending Club	10/30/2024	12,466	12,171	12,217
211912482.SRDLC, 12.24%, 10/28/2029 (a)(r)	Lending Club	10/30/2024	30,016	29,381	29,074
211923265.SRDLC, 14.99%, 11/13/2027 (a)(r)	Lending Club	11/15/2024	6,293	6,178	5959
211933523.SRDLC, 12.99%, 11/12/2026 (a)(r)	Lending Club	11/20/2024	760	749	747
211936508.SRDLC, 25.49%, 11/12/2028 (a)(r)	Lending Club	11/14/2024	10,208	9,992	9,699
211941845.SRDLC, 14.24%, 11/4/2027 (a)(n)(r)	Lending Club	11/06/2024	7,169	6,990	751
211943330.SRDLC, 26.49%, 11/30/2029 (a)(n)(r)	Lending Club	11/20/2024	7,988	7,809	7,437
211948493.SRDLC, 29.99%, 11/5/2028 (a)(r)	Lending Club	11/07/2024	4,270	4,178	4,043
211961550.SRDLC, 32.39%, 10/30/2029 (a)(n)(r)	Lending Club	11/01/2024	7,840	7,662	7,494
211962006.SRDLC, 24.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2024	1,205	1,188	1,176
211979091.SRDLC, 24.49%, 11/18/2027 (a)(n)(r)	Lending Club	11/20/2024	21,004	20,479	2,201
211991181.SRDLC, 16.24%, 10/31/2027 (a)(r)	Lending Club	11/04/2024	1,796	1,764	1,748
212000556.SRDLC, 17.49%, 11/6/2028 (a)(r)	Lending Club	11/08/2024	4,140	4,055	3,881
212003950.SRDLC, 30.99%, 11/18/2027 (a)(r)	Lending Club	11/20/2024	15,695	15,389	14,867
212009885.SRDLC, 8.24%, 11/4/2027 (a)(r)	Lending Club	11/06/2024	18,147	17,830	17,825
212030685.SRDLC, 12.49%, 11/30/2027 (a)(n)(r)	Lending Club	12/03/2024	25,677	25,204	24,959
212031731.SRDLC, 24.99%, 11/4/2027 (a)(r)	Lending Club	11/06/2024	1,537	1,508	1,438
212038815.SRDLC, 13.74%, 11/4/2029 (a)(r)	Lending Club	11/06/2024	3,887	3,804	3,770
212042445.SRDLC, 12.99%, 11/4/2027 (a)(r)	Lending Club	11/06/2024	8,011	7,868	7,787
212043602.SRDLC, 10.74%, 11/4/2028 (a)(r)	Lending Club	11/06/2024	32,282	31,642	31,796
212047088.SRDLC, 10.49%, 11/4/2029 (a)(r)	Lending Club	11/06/2024	29,787	29,158	29,093
212050834.SRDLC, 25.99%, 11/7/2027 (a)(r)	Lending Club	11/07/2024	928	910	866
212057088.SRDLC, 13.99%, 5/5/2027 (a)(n)(r)	Lending Club	11/07/2024	1,551	1,512	163
212065246.SRDLC, 28.49%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	3,113	3,052	2,953
212072441.SRDLC, 28.49%, 11/4/2027 (a)(r)	Lending Club	11/06/2024	2,529	2,481	2,377
212073316.SRDLC, 24.99%, 11/4/2027 (a)(r)	Lending Club	11/06/2024	2,243	2,201	2,100
212073519.SRDLC, 20.99%, 11/7/2029 (a)(r)	Lending Club	11/12/2024	15,933	15,583	15,004
212076054.SRDLC, 10.99%, 11/4/2026 (a)(r)	Lending Club	11/06/2024	2,144	2,115	2,093
212077440.SRDLC, 22.99%, 11/12/2026 (a)(r)	Lending Club	11/08/2024	5,770	5,688	5,640
212084048.SRDLC, 7.00%, 11/5/2027 (a)(r)	Lending Club	11/07/2024	17,909	17,596	17,674
212085057.SRDLC, 16.00%, 11/5/2029 (a)(r)	Lending Club	11/07/2024	31,783	31,098	30,271
212085491.SRDLC, 18.49%, 11/4/2028 (a)(r)	Lending Club	11/06/2024	5,401	5,290	5,060
212085986.SRDLC, 19.49%, 11/5/2026 (a)(r)	Lending Club	11/07/2024	2,828	2,789	2,755
212087175.SRDLC, 20.99%, 11/4/2027 (a)(r)	Lending Club	11/06/2024	3,030	2,974	2,846
212088656.SRDLC, 28.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2024	856	844	844
212089191.SRDLC, 12.99%, 11/1/2027 (a)(n)(r)	Lending Club	11/07/2024	15,380	15,105	14,576
212090690.SRDLC, 31.89%, 11/8/2028 (a)(r)	Lending Club	11/13/2024	5,204	5,092	4,942
212091831.SRDLC, 17.99%, 11/5/2026 (a)(r)	Lending Club	11/07/2024	1,171	1,155	1,143
212093389.SRDLC, 15.99%, 11/5/2027 (a)(r)	Lending Club	11/07/2024	4,831	4,743	4,564
212094438.SRDLC, 20.99%, 11/15/2028 (a)(r)	Lending Club	11/07/2024	21,128	20,690	20,234
212095046.SRDLC, 22.49%, 11/5/2028 (a)(r)	Lending Club	11/07/2024	2,527	2,475	2,422
212096512.SRDLC, 23.99%, 11/5/2027 (a)(r)	Lending Club	11/07/2024	4,598	4,487	4,291
212097847.SRDLC, 20.49%, 11/5/2026 (a)(r)	Lending Club	11/07/2024	2,367	2,333	2,305

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	85

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
212098276.SRDLC, 11.49%, 11/13/2029 (a)(r)	Lending Club	11/08/2024	$28,353	$27,752	$27,718
212100565.SRDLC, 21.49%, 11/20/2027 (a)(r)	Lending Club	11/07/2024	4,596	4,510	4,333
212102293.SRDLC, 22.99%, 11/5/2026 (a)(n)(r)	Lending Club	11/07/2024	3,937	3,881	3,860
212104255.SRDLC, 28.49%, 11/19/2027 (a)(r)	Lending Club	11/21/2024	11,672	11,446	11,069
212111590.SRDLC, 21.99%, 11/11/2028 (a)(r)	Lending Club	11/08/2024	21,117	20,679	20,217
212111910.SRDLC, 30.99%, 11/12/2027 (a)(r)	Lending Club	11/08/2024	3,947	3,870	3,702
212115324.SRDLC, 29.49%, 11/18/2029 (a)(r)	Lending Club	11/20/2024	13,561	13,253	12,825
212115923.SRDLC, 24.99%, 11/6/2027 (a)(r)	Lending Club	11/08/2024	5,381	5,279	5,039
212116569.SRDLC, 23.49%, 11/6/2027 (a)(r)	Lending Club	11/08/2024	4,587	4,501	4,297
212118735.SRDLC, 32.39%, 10/31/2029 (a)(n)(r)	Lending Club	11/08/2024	5,037	4,922	4,737
212125309.SRDLC, 22.49%, 11/27/2027 (a)(r)	Lending Club	11/22/2024	9,191	9,016	8,687
212127095.SRDLC, 14.24%, 11/6/2026 (a)(r)	Lending Club	11/08/2024	2,883	2,844	2,853
212129603.SRDLC, 10.74%, 11/20/2028 (a)(r)	Lending Club	11/12/2024	7,771	7,585	7,663
212138570.SRDLC, 21.49%, 11/7/2027 (a)(r)	Lending Club	11/12/2024	7,893	7,746	7,426
212139079.SRDLC, 20.99%, 11/20/2029 (a)(r)	Lending Club	11/22/2024	11,378	11,104	10,756
212140073.SRDLC, 32.39%, 11/7/2029 (a)(r)	Lending Club	11/12/2024	13,705	13,393	12,917
212143411.SRDLC, 13.74%, 11/7/2029 (a)(r)	Lending Club	11/12/2024	9,934	9,721	9,593
212147696.SRDLC, 30.99%, 11/26/2027 (a)(n)(r)	Lending Club	11/14/2024	3,211	3,150	3,017
212155486.SRDLC, 21.49%, 11/22/2026 (a)(n)(r)	Lending Club	11/26/2024	9,326	9,093	977
212162245.SRDLC, 12.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2024	14,340	14,138	14,012
212163767.SRDLC, 22.49%, 12/1/2027 (a)(n)(r)	Lending Club	11/21/2024	3,457	3,371	362
212164372.SRDLC, 22.99%, 11/7/2027 (a)(r)	Lending Club	11/12/2024	9,921	9,735	9,305
212166390.SRDLC, 15.00%, 5/20/2030 (a)(n)(r)	Lending Club	11/22/2024	8,605	8,407	8,209
212175279.SRDLC, 26.99%, 4/8/2029 (a)(r)	Lending Club	11/13/2024	18,378	17,973	17,330
212175593.SRDLC, 24.99%, 11/12/2028 (a)(r)	Lending Club	11/14/2024	10,204	9,961	9,672
212187695.SRDLC, 18.99%, 11/23/2027 (a)(r)	Lending Club	11/14/2024	3,261	3,201	3,079
212189767.SRDLC, 14.99%, 11/12/2028 (a)(r)	Lending Club	11/14/2024	12,470	12,216	12,309
212191378.SRDLC, 32.39%, 11/20/2029 (a)(n)(r)	Lending Club	11/22/2024	11,473	11,186	1,202
212195852.SRDLC, 24.99%, 11/19/2027 (a)(r)	Lending Club	11/21/2024	5,997	5,883	5,631
212196573.SRDLC, 16.99%, 11/12/2026 (a)(r)	Lending Club	11/14/2024	1,750	1,726	1,705
212202409.SRDLC, 15.74%, 11/12/2027 (a)(r)	Lending Club	11/14/2024	5,940	5,832	5,752
212202605.SRDLC, 10.49%, 11/15/2028 (a)(n)(r)	Lending Club	11/19/2024	12,839	12,582	12,725
212212202.SRDLC, 18.74%, 11/12/2029 (a)(r)	Lending Club	11/14/2024	15,363	15,027	14,598
212213030.SRDLC, 10.99%, 11/14/2028 (a)(r)	Lending Club	11/18/2024	6,059	5,937	6,005
212213665.SRDLC, 26.49%, 11/19/2026 (a)(n)(r)	Lending Club	11/14/2024	4,510	4,445	4,386
212214928.SRDLC, 8.24%, 11/18/2027 (a)(r)	Lending Club	11/20/2024	5,762	5,659	5,670
212215137.SRDLC, 12.49%, 11/19/2029 (a)(r)	Lending Club	11/21/2024	24,078	23,562	23,295
212216513.SRDLC, 21.49%, 11/12/2027 (a)(r)	Lending Club	11/14/2024	1,973	1,936	1,859
212216568.SRDLC, 19.99%, 11/6/2027 (a)(r)	Lending Club	11/14/2024	3,474	3,411	3,266
212223239.SRDLC, 21.49%, 11/12/2026 (a)(r)	Lending Club	11/14/2024	4,867	4,796	4,746
212223334.SRDLC, 13.49%, 11/12/2030 (a)(r)	Lending Club	11/14/2024	19,672	19,234	19,236
212224062.SRDLC, 24.99%, 11/19/2028 (a)(r)	Lending Club	11/21/2024	8,494	8,312	8,099
212226158.SRDLC, 10.25%, 11/12/2028 (a)(r)	Lending Club	11/14/2024	32,220	31,578	31,766
212236851.SRDLC, 31.89%, 6/12/2029 (a)(n)(r)	Lending Club	11/14/2024	6,918	6,745	725
212237741.SRDLC, 7.07%, 11/12/2028 (a)(r)	Lending Club	11/14/2024	15,106	14,810	15,007
212242581.SRDLC, 29.99%, 11/14/2029 (a)(r)	Lending Club	11/14/2024	7,644	7,455	7,209
212243888.SRDLC, 26.99%, 11/12/2027 (a)(r)	Lending Club	11/14/2024	4,645	4,556	4,388
212247989.SRDLC, 23.99%, 11/13/2028 (a)(r)	Lending Club	11/15/2024	4,495	4,390	4,276
212254603.SRDLC, 26.49%, 11/12/2026 (a)(r)	Lending Club	11/14/2024	5,951	5,864	5,843
212254897.SRDLC, 29.49%, 11/12/2029 (a)(r)	Lending Club	11/14/2024	13,605	13,297	12,855
212258158.SRDLC, 14.99%, 11/12/2027 (a)(r)	Lending Club	11/14/2024	5,923	5,815	5,605
212260739.SRDLC, 22.99%, 11/19/2028 (a)(r)	Lending Club	11/21/2024	6,751	6,609	6,439

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

86	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
212262455.SRDLC, 15.99%, 11/12/2027 (a)(r)	Lending Club	11/14/2024	$9,662	$9,486	$9,143
212262562.SRDLC, 29.49%, 11/22/2029 (a)(r)	Lending Club	11/14/2024	22,020	21,539	20,725
212264601.SRDLC, 26.49%, 11/21/2029 (a)(r)	Lending Club	11/14/2024	13,619	13,315	12,859
212267422.SRDLC, 24.49%, 11/13/2029 (a)(r)	Lending Club	11/15/2024	5,367	5,248	5,081
212270931.SRDLC, 26.99%, 11/20/2028 (a)(r)	Lending Club	11/22/2024	2,564	2,510	2,452
212272608.SRDLC, 15.99%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	4,460	4,378	4,228
212272881.SRDLC, 20.49%, 11/27/2026 (a)(r)	Lending Club	11/22/2024	13,110	12,918	12,781
212282102.SRDLC, 7.66%, 11/14/2027 (a)(r)	Lending Club	11/18/2024	15,404	15,130	15,154
212282343.SRDLC, 24.99%, 11/28/2028 (a)(n)(r)	Lending Club	11/20/2024	10,651	10,385	10,105
212286537.SRDLC, 20.99%, 11/18/2027 (a)(r)	Lending Club	11/20/2024	4,545	4,460	4,291
212289297.SRDLC, 11.24%, 11/18/2028 (a)(r)	Lending Club	11/20/2024	19,408	19,018	19,146
212289900.SRDLC, 32.39%, 11/30/2029 (a)(r)	Lending Club	11/20/2024	14,306	13,951	3,692
212291473.SRDLC, 20.99%, 11/18/2029 (a)(n)(r)	Lending Club	11/20/2024	17,687	17,308	16,705
212294050.SRDLC, 24.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2024	681	671	670
212298409.SRDLC, 21.49%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	9,108	8,936	8,608
212302097.SRDLC, 22.49%, 11/23/2027 (a)(r)	Lending Club	11/21/2024	7,648	7,503	7,212
212315272.SRDLC, 22.99%, 11/27/2028 (a)(r)	Lending Club	11/20/2024	8,508	8,329	8,101
212318956.SRDLC, 24.99%, 11/18/2028 (a)(r)	Lending Club	11/20/2024	5,606	5,487	5,343
212333158.SRDLC, 23.99%, 11/19/2027 (a)(r)	Lending Club	11/21/2024	15,816	15,515	14,892
212339614.SRDLC, 25.99%, 11/20/2028 (a)(r)	Lending Club	11/22/2024	15,337	15,011	14,630
212346529.SRDLC, 23.49%, 11/18/2028 (a)(r)	Lending Club	11/20/2024	2,029	1,986	1,934
212351572.SRDLC, 30.99%, 11/18/2027 (a)(r)	Lending Club	11/20/2024	11,771	11,542	11,150
212352874.SRDLC, 31.89%, 11/15/2028 (a)(r)	Lending Club	11/19/2024	13,010	12,729	12,373
212353140.SRDLC, 24.99%, 11/19/2028 (a)(r)	Lending Club	11/21/2024	4,247	4,157	4,050
212356804.SRDLC, 26.49%, 11/17/2029 (a)(r)	Lending Club	11/19/2024	13,074	12,780	12,369
212356819.SRDLC, 19.49%, 11/19/2026 (a)(r)	Lending Club	11/21/2024	2,062	2,033	2,014
212359337.SRDLC, 28.99%, 11/25/2026 (a)(r)	Lending Club	11/19/2024	3,110	3,062	3,063
212360226.SRDLC, 21.49%, 11/15/2027 (a)(n)(r)	Lending Club	11/19/2024	3,841	3,745	2,653
212361733.SRDLC, 23.99%, 11/15/2026 (a)(r)	Lending Club	11/19/2024	2,702	2,662	2,644
212364539.SRDLC, 25.99%, 11/3/2027 (a)(r)	Lending Club	11/19/2024	3,043	2,985	2,856
212365062.SRDLC, 15.00%, 3/19/2028 (a)(n)(r)	Lending Club	11/21/2024	12,168	11,871	10,624
212365965.SRDLC, 26.49%, 11/18/2027 (a)(r)	Lending Club	11/20/2024	11,589	11,367	10,907
212366195.SRDLC, 26.49%, 11/15/2026 (a)(r)	Lending Club	11/19/2024	1,819	1,791	1,779
212367294.SRDLC, 20.99%, 11/19/2027 (a)(r)	Lending Club	11/21/2024	3,636	3,568	3,434
212368248.SRDLC, 14.99%, 11/28/2027 (a)(n)(r)	Lending Club	11/20/2024	5,960	5,851	5,652
212368843.SRDLC, 30.99%, 11/18/2027 (a)(r)	Lending Club	11/20/2024	5,101	5,001	4,832
212369277.SRDLC, 21.49%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	15,179	14,893	14,339
212372136.SRDLC, 32.39%, 11/20/2029 (a)(r)	Lending Club	11/22/2024	10,030	9,825	9,516
212373207.SRDLC, 28.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2024	3,976	3,916	3,942
212373222.SRDLC, 30.49%, 11/18/2029 (a)(r)	Lending Club	11/20/2024	5,001	4,888	4,743
212376456.SRDLC, 16.99%, 11/18/2026 (a)(r)	Lending Club	11/20/2024	700	690	684
212376699.SRDLC, 15.00%, 3/19/2028 (a)(r)	Lending Club	11/21/2024	4,136	4,046	3,765
212377735.SRDLC, 22.49%, 11/18/2027 (a)(r)	Lending Club	11/20/2024	3,809	3,737	3,595
212377798.SRDLC, 10.99%, 11/28/2026 (a)(n)(r)	Lending Club	11/20/2024	7,114	6,936	746
212378318.SRDLC, 23.99%, 11/18/2026 (a)(r)	Lending Club	11/20/2024	1,080	1,064	1,063
212378738.SRDLC, 26.99%, 11/18/2027 (a)(r)	Lending Club	11/20/2024	7,799	7,649	7,394
212378754.SRDLC, 17.49%, 11/3/2028 (a)(r)	Lending Club	11/20/2024	3,271	3,203	3,067
212378879.SRDLC, 22.49%, 11/18/2027 (a)(r)	Lending Club	11/20/2024	3,809	3,737	3,595
212380088.SRDLC, 7.24%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	2,868	2,817	2,833
212381874.SRDLC, 23.99%, 11/18/2028 (a)(r)	Lending Club	11/20/2024	7,916	7,748	7,546
212381896.SRDLC, 19.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2024	14,731	14,518	14,392
212382255.SRDLC, 28.99%, 11/18/2026 (a)(r)	Lending Club	11/20/2024	1,835	1,808	1,818

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	87

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
212383662.SRDLC, 21.49%, 11/30/2027 (a)(n)(r)	Lending Club	11/20/2024	$14,770	$14,492	$13,800
212385813.SRDLC, 30.99%, 12/2/2027 (a)(r)	Lending Club	11/21/2024	5,830	5,716	5,378
212389539.SRDLC, 26.49%, 11/18/2029 (a)(r)	Lending Club	11/20/2024	5,848	5,717	5,546
212395311.SRDLC, 28.49%, 11/18/2029 (a)(r)	Lending Club	11/20/2024	9,046	8,842	8,584
212410244.SRDLC, 23.99%, 11/25/2027 (a)(r)	Lending Club	11/27/2024	4,589	4,501	4,334
212411115.SRDLC, 12.99%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	5,875	5,768	5,572
212417176.SRDLC, 30.99%, 11/30/2027 (a)(n)(r)	Lending Club	11/20/2024	5,574	5,461	5,217
212424214.SRDLC, 19.49%, 11/18/2026 (a)(r)	Lending Club	11/20/2024	2,062	2,033	2,014
212424233.SRDLC, 24.99%, 11/18/2026 (a)(r)	Lending Club	11/20/2024	1,205	1,187	1,185
212427134.SRDLC, 28.99%, 11/19/2029 (a)(r)	Lending Club	11/21/2024	11,208	10,928	1,848
212436646.SRDLC, 24.99%, 11/20/2029 (a)(n)(r)	Lending Club	11/22/2024	15,172	14,792	1,590
212436884.SRDLC, 26.49%, 11/20/2029 (a)(r)	Lending Club	11/22/2024	8,896	8,696	8,442
212437043.SRDLC, 26.49%, 11/19/2028 (a)(r)	Lending Club	11/21/2024	4,096	4,009	3,905
212437727.SRDLC, 6.49%, 11/21/2027 (a)(r)	Lending Club	11/25/2024	30,020	29,487	29,654
212438129.SRDLC, 23.49%, 11/21/2027 (a)(r)	Lending Club	11/25/2024	255	250	251
212438214.SRDLC, 24.49%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	8,440	8,279	7,953
212438980.SRDLC, 15.00%, 5/27/2030 (a)(n)(r)	Lending Club	11/21/2024	15,589	15,205	14,514
212440195.SRDLC, 27.99%, 11/20/2029 (a)(r)	Lending Club	11/20/2024	5,432	5,310	5,141
212440716.SRDLC, 15.00%, 3/19/2029 (a)(n)(r)	Lending Club	11/21/2024	12,555	12,282	10,092
212444137.SRDLC, 32.39%, 11/19/2029 (a)(r)	Lending Club	11/21/2024	21,014	20,535	19,933
212445795.SRDLC, 30.99%, 11/22/2027 (a)(n)(r)	Lending Club	11/20/2024	1,955	1,917	1,832
212446188.SRDLC, 30.99%, 11/19/2027 (a)(r)	Lending Club	11/21/2024	942	923	892
212447463.SRDLC, 24.99%, 11/18/2027 (a)(r)	Lending Club	11/20/2024	4,996	4,901	4,703
212447916.SRDLC, 30.99%, 11/21/2027 (a)(r)	Lending Club	11/25/2024	7,746	7,594	7,356
212454137.SRDLC, 30.99%, 11/18/2028 (a)(r)	Lending Club	11/20/2024	12,970	12,691	12,379
212455188.SRDLC, 30.49%, 11/18/2029 (a)(r)	Lending Club	11/20/2024	19,096	18,660	18,113
212463240.SRDLC, 23.49%, 11/18/2027 (a)(r)	Lending Club	11/20/2024	7,599	7,456	7,154
212464205.SRDLC, 14.99%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	5,182	5,087	4,914
212470208.SRDLC, 25.49%, 11/19/2029 (a)(r)	Lending Club	11/21/2024	13,457	13,156	12,773
212473125.SRDLC, 8.49%, 11/19/2027 (a)(r)	Lending Club	11/21/2024	6,849	6,726	6,735
212474168.SRDLC, 23.99%, 11/19/2026 (a)(n)(r)	Lending Club	11/21/2024	1,924	1,878	1,884
212476233.SRDLC, 20.49%, 11/23/2027 (a)(r)	Lending Club	11/21/2024	11,383	11,169	10,737
212481257.SRDLC, 30.49%, 11/19/2029 (a)(r)	Lending Club	11/21/2024	7,002	6,843	6,645
212483697.SRDLC, 24.99%, 11/25/2027 (a)(r)	Lending Club	11/21/2024	4,639	4,551	4,367
212484817.SRDLC, 32.39%, 11/20/2029 (a)(r)	Lending Club	11/21/2024	10,523	10,267	9,955
212485367.SRDLC, 22.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2024	2,955	2,912	2,886
212485749.SRDLC, 22.49%, 11/19/2028 (a)(r)	Lending Club	11/21/2024	1,685	1,649	1,622
212486970.SRDLC, 30.99%, 11/19/2027 (a)(r)	Lending Club	11/21/2024	4,238	4,155	4,016
212487831.SRDLC, 21.74%, 11/28/2029 (a)(r)	Lending Club	11/21/2024	11,617	11,359	11,101
212487904.SRDLC, 24.99%, 11/19/2027 (a)(r)	Lending Club	11/21/2024	10,761	10,556	10,135
212488555.SRDLC, 22.49%, 11/19/2027 (a)(r)	Lending Club	11/21/2024	3,047	2,989	2,877
212488930.SRDLC, 27.49%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	3,102	3,042	2,944
212488949.SRDLC, 30.99%, 11/19/2027 (a)(r)	Lending Club	11/21/2024	1,569	1,539	1,487
212490624.SRDLC, 15.00%, 4/23/2029 (a)(n)(r)	Lending Club	11/25/2024	8,973	8,753	7,825
212490932.SRDLC, 14.99%, 11/19/2027 (a)(r)	Lending Club	11/21/2024	3,331	3,270	3,158
212491349.SRDLC, 20.99%, 11/24/2027 (a)(r)	Lending Club	11/21/2024	2,282	2,239	2,155
212491651.SRDLC, 22.49%, 11/19/2028 (a)(r)	Lending Club	11/21/2024	15,164	14,846	14,595
212491957.SRDLC, 20.99%, 11/19/2027 (a)(r)	Lending Club	11/21/2024	2,273	2,230	2,146
212493555.SRDLC, 22.49%, 11/19/2028 (a)(r)	Lending Club	11/21/2024	1,811	1,773	1,743
212494426.SRDLC, 30.49%, 11/15/2029 (a)(n)(r)	Lending Club	11/21/2024	7,407	7,222	776
212495119.SRDLC, 28.99%, 11/19/2026 (a)(r)	Lending Club	11/21/2024	1,223	1,205	1,213
212495275.SRDLC, 22.49%, 11/19/2027 (a)(r)	Lending Club	11/21/2024	9,899	9,712	9,346

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

88	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
212498228.SRDLC, 32.39%, 11/19/2029 (a)(n)(r)	Lending Club	11/21/2024	$2,373	$2,319	$2,326
212500484.SRDLC, 23.99%, 11/19/2027 (a)(r)	Lending Club	11/21/2024	1,379	1,352	1,299
212508198.SRDLC, 27.49%, 12/1/2027 (a)(n)(r)	Lending Club	11/22/2024	4,840	4,752	4,469
212516141.SRDLC, 30.49%, 5/19/2030 (a)(r)	Lending Club	11/21/2024	10,563	10,303	9,958
212518200.SRDLC, 29.99%, 11/20/2029 (a)(r)	Lending Club	11/22/2024	22,704	22,189	21,565
212518235.SRDLC, 24.49%, 11/19/2028 (a)(r)	Lending Club	11/21/2024	12,720	12,451	12,130
212518686.SRDLC, 32.39%, 11/19/2029 (a)(n)(r)	Lending Club	11/21/2024	13,032	12,734	12,329
212518697.SRDLC, 23.49%, 11/20/2026 (a)(n)(r)	Lending Club	11/22/2024	1,137	1,111	1,119
212519135.SRDLC, 31.89%, 11/25/2028 (a)(r)	Lending Club	11/22/2024	2,182	2,135	2087
212520352.SRDLC, 24.99%, 12/3/2028 (a)(r)	Lending Club	11/21/2024	5,587	5,469	5,245
212520627.SRDLC, 27.49%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	3,489	3,422	3,292
212521296.SRDLC, 26.49%, 12/2/2028 (a)(r)	Lending Club	11/22/2024	4,483	4,388	4,200
212522323.SRDLC, 28.49%, 11/19/2027 (a)(r)	Lending Club	11/21/2024	5,447	5,342	5,165
212522336.SRDLC, 25.99%, 11/21/2027 (a)(r)	Lending Club	11/21/2024	5,590	5,483	5,269
212522626.SRDLC, 25.49%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	8,085	7,931	7,617
212523124.SRDLC, 15.99%, 11/28/2027 (a)(r)	Lending Club	11/21/2024	5,852	5,745	5,563
212525173.SRDLC, 24.99%, 11/25/2027 (a)(r)	Lending Club	11/21/2024	929	911	873
212525214.SRDLC, 23.49%, 11/19/2026 (a)(r)	Lending Club	11/21/2024	2,994	2,950	2,947
212526407.SRDLC, 19.99%, 11/19/2027 (a)(r)	Lending Club	11/21/2024	2,031	1,993	1,960
212526438.SRDLC, 21.49%, 11/19/2027 (a)(n)(r)	Lending Club	11/21/2024	7,970	7,811	7,552
212528704.SRDLC, 26.49%, 11/20/2029 (a)(n)(r)	Lending Club	11/22/2024	5,365	5,244	5,091
212529272.SRDLC, 23.99%, 11/20/2029 (a)(r)	Lending Club	11/22/2024	6,253	6,113	5,940
212530777.SRDLC, 30.99%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	785	767	740
212530790.SRDLC, 16.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2024	1,166	1,150	1,139
212531060.SRDLC, 21.49%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	13,667	13,335	12,889
212532549.SRDLC, 8.24%, 11/25/2027 (a)(r)	Lending Club	11/27/2024	26,645	26,167	26,218
212532732.SRDLC, 28.49%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	4,669	4,578	4,432
212533309.SRDLC, 32.39%, 11/26/2029 (a)(r)	Lending Club	11/25/2024	10,098	9,866	9,607
212533756.SRDLC, 30.99%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	9,417	9,233	8,931
212534647.SRDLC, 11.49%, 11/25/2029 (a)(r)	Lending Club	11/27/2024	5,997	5,869	5,871
212534812.SRDLC, 6.82%, 11/20/2028 (a)(r)	Lending Club	11/22/2024	15,091	14,792	14,996
212534930.SRDLC, 22.49%, 11/20/2028 (a)(r)	Lending Club	11/22/2024	2,527	2,474	2,433
212535221.SRDLC, 21.99%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	6,843	6,714	6,464
212535592.SRDLC, 22.99%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	4,579	4,492	4,316
212536138.SRDLC, 25.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2024	6,035	5,946	5,940
212536216.SRDLC, 24.99%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	922	905	869
212536891.SRDLC, 31.89%, 11/24/2028 (a)(r)	Lending Club	11/22/2024	17,436	17,058	16,662
212537818.SRDLC, 32.39%, 11/30/2029 (a)(n)(r)	Lending Club	11/22/2024	9,561	9,322	1,002
212540163.SRDLC, 30.99%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	1,020	1,000	967
212542093.SRDLC, 27.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2024	2,033	2,002	2,015
212543209.SRDLC, 19.99%, 11/20/2029 (a)(r)	Lending Club	11/22/2024	26,472	25,889	25,221
212543418.SRDLC, 22.49%, 11/20/2028 (a)(r)	Lending Club	11/22/2024	8,735	8,517	8,385
212545683.SRDLC, 20.99%, 11/22/2027 (a)(r)	Lending Club	11/26/2024	11,364	11,147	10,752
212545957.SRDLC, 24.99%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	11,530	11,310	10,864
212546095.SRDLC, 5.00%, 5/20/2028 (a)(n)(r)	Lending Club	11/22/2024	20,972	20,458	16,960
212546500.SRDLC, 18.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2024	1,176	1,159	1,149
212553178.SRDLC, 17.99%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	749	735	710
212557371.SRDLC, 27.99%, 11/20/2029 (a)(r)	Lending Club	11/22/2024	4,517	4,415	4,293
212559322.SRDLC, 10.99%, 11/21/2026 (a)(r)	Lending Club	11/25/2024	2,258	2,226	2,207
212565179.SRDLC, 17.49%, 11/21/2028 (a)(r)	Lending Club	11/25/2024	10,763	10,541	10,138
212568909.SRDLC, 10.49%, 11/26/2027 (a)(r)	Lending Club	11/29/2024	8,723	8,565	8,584
212571011.SRDLC, 27.49%, 1/14/2029 (a)(r)	Lending Club	1/16/2025	6,372	6,288	6,104

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	89

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
212584898.SRDLC, 10.74%, 11/22/2028 (a)(r)	Lending Club	11/26/2024	$12,910	$12,650	$12,745
212618843.SRDLC, 9.24%, 11/25/2027 (a)(n)(r)	Lending Club	11/27/2024	18,577	18,228	18,309
212626756.SRDLC, 15.24%, 11/25/2027 (a)(r)	Lending Club	11/27/2024	13,765	13,511	13,371
212702290.SRDLC, 13.99%, 12/2/2028 (a)(r)	Lending Club	12/04/2024	33,396	32,710	32,779
212722882.SRDLC, 11.24%, 12/2/2029 (a)(r)	Lending Club	12/04/2024	20,871	20,423	20,334
212753383.SRDLC, 14.25%, 12/8/2028 (a)(r)	Lending Club	12/04/2024	14,250	13,957	13,742
212784247.SRDLC, 13.74%, 12/2/2029 (a)(r)	Lending Club	12/04/2024	20,345	19,904	19,674
213012488.SRDLC, 23.49%, 1/14/2028 (a)(r)	Lending Club	1/16/2025	8,113	8,015	7,634
213144753.SRDLC, 32.39%, 1/21/2030 (a)(n)(r)	Lending Club	1/16/2025	9,558	9,426	9,072
213229711.SRDLC, 23.99%, 1/15/2028 (a)(n)(r)	Lending Club	1/17/2025	3,650	3,607	3,441
213308773.SRDLC, 24.99%, 1/24/2027 (a)(r)	Lending Club	1/22/2025	3,293	3,260	3,223
213320450.SRDLC, 23.99%, 1/25/2028 (a)(r)	Lending Club	1/24/2025	4,487	4,433	4,254
213345457.SRDLC, 25.99%, 1/15/2029 (a)(r)	Lending Club	1/17/2025	3,394	3,349	3,248
213365097.SRDLC, 32.39%, 1/17/2030 (a)(r)	Lending Club	1/22/2025	13,970	13,775	13,337
213391111.SRDLC, 26.49%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	5,728	5,658	5,397
213394808.SRDLC, 27.49%, 1/15/2029 (a)(r)	Lending Club	1/29/2025	6,992	6,899	6,742
213416359.SRDLC, 12.99%, 1/14/2028 (a)(r)	Lending Club	1/16/2025	19,627	19,399	18,721
213421520.SRDLC, 19.99%, 1/14/2028 (a)(r)	Lending Club	1/16/2025	963	952	912
213436223.SRDLC, 9.99%, 1/27/2027 (a)(r)	Lending Club	1/29/2025	10,370	10,269	10,284
213469359.SRDLC, 15.74%, 1/17/2029 (a)(r)	Lending Club	1/22/2025	25,705	25,376	25,240
213492359.SRDLC, 15.99%, 1/21/2028 (a)(r)	Lending Club	1/23/2025	7,927	7,833	7,574
213493334.SRDLC, 31.89%, 1/14/2029 (a)(r)	Lending Club	1/16/2025	3,578	3,530	3,424
213493521.SRDLC, 25.99%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	2,453	2,416	2,309
213500714.SRDLC, 8.24%, 1/17/2028 (a)(r)	Lending Club	1/22/2025	16,997	16,802	16,704
213504137.SRDLC, 20.49%, 1/14/2028 (a)(r)	Lending Club	1/16/2025	12,059	11,916	11,423
213508920.SRDLC, 26.99%, 1/15/2030 (a)(r)	Lending Club	1/17/2025	6,492	6,402	6,188
213520528.SRDLC, 14.24%, 1/24/2030 (a)(r)	Lending Club	1/28/2025	12,031	11,870	11,594
213544190.SRDLC, 9.74%, 1/17/2028 (a)(r)	Lending Club	1/22/2025	10,096	9,979	9,825
213556046.SRDLC, 28.49%, 1/5/2030 (a)(r)	Lending Club	1/17/2025	9,328	9,199	8,873
213559151.SRDLC, 19.99%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	10,435	10,311	9,889
213567263.SRDLC, 10.34%, 1/23/2030 (a)(n)(r)	Lending Club	1/29/2025	35,106	34,642	34,310
213569278.SRDLC, 22.49%, 1/24/2028 (a)(r)	Lending Club	1/28/2025	9,705	9,588	9,230
213578196.SRDLC, 14.99%, 1/28/2029 (a)(n)(r)	Lending Club	1/30/2025	12,823	12,661	12,610
213578828.SRDLC, 21.49%, 1/27/2027 (a)(r)	Lending Club	1/29/2025	5,391	5,337	5,274
213594966.SRDLC, 23.99%, 1/15/2029 (a)(r)	Lending Club	1/17/2025	1,756	1,731	1,679
213600778.SRDLC, 18.99%, 1/15/2027 (a)(r)	Lending Club	1/17/2025	1,337	1,324	1,304
213606716.SRDLC, 13.99%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	11,815	11,677	11,271
213606778.SRDLC, 15.24%, 1/21/2028 (a)(r)	Lending Club	1/23/2025	1,582	1,563	1,532
213612896.SRDLC, 18.99%, 1/5/2027 (a)(r)	Lending Club	1/17/2025	3,313	3,281	3,225
213629074.SRDLC, 6.00%, 2/15/2030 (a)(r)	Lending Club	1/17/2025	5,254	5,179	4,985
213633922.SRDLC, 20.49%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	11,726	11,551	7,849
213639503.SRDLC, 32.39%, 1/15/2030 (a)(r)	Lending Club	1/17/2025	13,970	13,775	13,295
213641455.SRDLC, 15.99%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	3,964	3,917	3,780
213647543.SRDLC, 32.39%, 1/27/2030 (a)(n)(r)	Lending Club	1/29/2025	7,635	7,521	—
213648208.SRDLC, 28.49%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	12,343	12,192	11,651
213652198.SRDLC, 20.49%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	9,647	9,532	9,142
213653532.SRDLC, 30.99%, 1/3/2028 (a)(r)	Lending Club	1/17/2025	816	806	764
213655155.SRDLC, 24.99%, 1/15/2030 (a)(r)	Lending Club	1/17/2025	5,500	5,424	5,245
213655343.SRDLC, 22.99%, 1/15/2027 (a)(r)	Lending Club	1/17/2025	4,401	4,358	4,316
213661984.SRDLC, 24.49%, 1/8/2028 (a)(n)(r)	Lending Club	1/17/2025	2,405	2,376	2,260
213662442.SRDLC, 30.99%, 1/28/2028 (a)(r)	Lending Club	1/17/2025	3,551	3,507	3,376
213663584.SRDLC, 21.49%, 1/15/2029 (a)(r)	Lending Club	1/17/2025	1,307	1,290	1,265

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

90	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
213665420.SRDLC, 24.49%, 1/15/2030 (a)(r)	Lending Club	1/17/2025	$16,480	$16,254	$15,718
213668415.SRDLC, 24.99%, 1/18/2028 (a)(r)	Lending Club	1/17/2025	10,623	10,495	10,003
213669584.SRDLC, 14.99%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	3,240	3,201	3,090
213670201.SRDLC, 18.49%, 1/15/2027 (a)(n)(r)	Lending Club	1/17/2025	2,124	2,092	1,592
213672263.SRDLC, 29.49%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	4,126	4,075	3,877
213672690.SRDLC, 23.49%, 1/25/2030 (a)(r)	Lending Club	1/17/2025	19,428	19,163	18,601
213675537.SRDLC, 20.99%, 1/15/2030 (a)(r)	Lending Club	1/17/2025	11,744	11,584	11,182
213675774.SRDLC, 22.99%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	1,769	1,748	1,670
213676681.SRDLC, 28.99%, 1/28/2030 (a)(r)	Lending Club	1/17/2025	13,113	12,940	12,571
213679721.SRDLC, 21.49%, 1/17/2027 (a)(r)	Lending Club	1/22/2025	1,287	1,274	1,259
213680485.SRDLC, 22.49%, 1/17/2027 (a)(r)	Lending Club	1/22/2025	8,108	8,027	7,916
213680875.SRDLC, 6.91%, 1/17/2028 (a)(r)	Lending Club	1/22/2025	11,533	11,401	11,381
213681388.SRDLC, 28.49%, 1/15/2027 (a)(r)	Lending Club	1/17/2025	3,790	3,752	3,730
213685048.SRDLC, 11.99%, 1/15/2027 (a)(r)	Lending Club	1/17/2025	3,263	3,232	3,196
213685112.SRDLC, 20.49%, 1/15/2027 (a)(r)	Lending Club	1/17/2025	4,030	3,990	3,932
213685225.SRDLC, 17.99%, 1/17/2027 (a)(r)	Lending Club	1/22/2025	2,664	2,638	2609
213685796.SRDLC, 14.99%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	4,346	4,295	4,145
213686121.SRDLC, 19.49%, 1/21/2028 (a)(r)	Lending Club	1/23/2025	6,412	6,335	6,139
213686845.SRDLC, 23.99%, 1/15/2027 (a)(r)	Lending Club	1/17/2025	5,438	5,383	5,331
213688224.SRDLC, 28.49%, 1/19/2030 (a)(r)	Lending Club	1/17/2025	4,622	4,558	4,407
213689308.SRDLC, 19.99%, 1/15/2030 (a)(r)	Lending Club	1/17/2025	4,382	4,323	4,172
213693069.SRDLC, 23.49%, 1/15/2029 (a)(r)	Lending Club	1/17/2025	10,511	10,373	10,063
213693587.SRDLC, 24.49%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	2,861	2,827	2,694
213694002.SRDLC, 19.49%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	3,592	3,549	3,403
213696869.SRDLC, 12.49%, 1/21/2030 (a)(r)	Lending Club	1/23/2025	19,860	19,597	19,194
213698443.SRDLC, 24.49%, 1/15/2030 (a)(n)(r)	Lending Club	1/17/2025	16,304	16,095	15,542
213699659.SRDLC, 15.00%, 7/15/2028 (a)(r)	Lending Club	1/17/2025	6,075	5,989	5,789
213701540.SRDLC, 21.49%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	5,806	5,736	5,501
213703522.SRDLC, 20.99%, 1/15/2027 (a)(r)	Lending Club	1/17/2025	4,037	3,997	3,938
213705392.SRDLC, 30.99%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	13,644	13,439	1,813
213705879.SRDLC, 28.99%, 1/17/2027 (a)(r)	Lending Club	1/22/2025	534	528	524
213706392.SRDLC, 28.99%, 1/17/2030 (a)(r)	Lending Club	1/22/2025	18,497	18,240	17,366
213706480.SRDLC, 30.99%, 1/15/2030 (a)(r)	Lending Club	1/17/2025	8,915	8,791	8,489
213709895.SRDLC, 11.49%, 1/21/2029 (a)(r)	Lending Club	1/22/2025	16,770	16,559	16,481
213710808.SRDLC, 20.99%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	4,831	4,773	4,577
213711251.SRDLC, 22.49%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	16,176	15,982	15,323
213711874.SRDLC, 27.49%, 1/17/2029 (a)(r)	Lending Club	1/22/2025	1,062	1,048	1,021
213713328.SRDLC, 27.49%, 1/27/2030 (a)(r)	Lending Club	1/17/2025	18,657	18,402	17,754
213714822.SRDLC, 8.24%, 1/24/2028 (a)(r)	Lending Club	1/28/2025	30,904	30,547	30,385
213715053.SRDLC, 32.39%, 1/15/2030 (a)(r)	Lending Club	1/17/2025	14,058	13,862	13,360
213716975.SRDLC, 17.49%, 1/1/2029 (a)(r)	Lending Club	1/17/2025	20,488	20,225	19,466
213717895.SRDLC, 22.99%, 1/15/2027 (a)(r)	Lending Club	1/17/2025	2,031	2,011	1,992
213718938.SRDLC, 25.49%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	8,975	8,866	8,458
213719115.SRDLC, 17.99%, 1/16/2027 (a)(r)	Lending Club	1/21/2025	2,398	2,375	2,348
213722585.SRDLC, 25.99%, 1/15/2029 (a)(n)(r)	Lending Club	1/17/2025	17,432	17,216	16,672
213725771.SRDLC, 10.99%, 1/21/2028 (a)(r)	Lending Club	1/23/2025	31,195	30,833	30,657
213726035.SRDLC, 21.49%, 1/15/2028 (a)(n)(r)	Lending Club	1/17/2025	16,589	16,340	11,296
213726891.SRDLC, 26.49%, 1/15/2030 (a)(r)	Lending Club	1/17/2025	10,117	9,978	9,644
213726964.SRDLC, 28.49%, 1/15/2030 (a)(r)	Lending Club	1/17/2025	11,537	11,378	10,992
213728351.SRDLC, 8.24%, 1/17/2028 (a)(r)	Lending Club	1/22/2025	30,904	30,550	30,370
213728961.SRDLC, 20.99%, 1/15/2030 (a)(r)	Lending Club	1/17/2025	22,693	22,385	21609
213729137.SRDLC, 21.49%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	10,483	10,358	9,932

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	91

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
213729191.SRDLC, 19.49%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	$16,030	$15,839	$15,193
213729987.SRDLC, 18.04%, 1/22/2028 (a)(n)(r)	Lending Club	1/24/2025	4,794	4,737	4,599
213730056.SRDLC, 12.74%, 1/17/2031 (a)(r)	Lending Club	1/22/2025	10,037	9,900	9,811
213736560.SRDLC, 18.99%, 1/21/2027 (a)(r)	Lending Club	1/23/2025	1,673	1,657	1,630
213750027.SRDLC, 19.49%, 1/21/2027 (a)(r)	Lending Club	1/23/2025	6,962	6,893	6,803
213750203.SRDLC, 24.49%, 1/16/2028 (a)(r)	Lending Club	1/21/2025	20,339	20,093	19,198
213752323.SRDLC, 10.74%, 1/21/2028 (a)(r)	Lending Club	1/23/2025	7,792	7,702	7,658
213755960.SRDLC, 8.74%, 1/21/2028 (a)(r)	Lending Club	1/23/2025	3,483	3,443	3,427
213758346.SRDLC, 6.82%, 1/21/2029 (a)(r)	Lending Club	1/23/2025	16,652	16,445	16,504
213759605.SRDLC, 15.99%, 2/13/2028 (a)(r)	Lending Club	2/18/2025	8,170	8,071	7,801
213759653.SRDLC, 14.99%, 1/21/2030 (a)(r)	Lending Club	1/23/2025	22,328	22,029	21,669
213765087.SRDLC, 19.99%, 1/21/2030 (a)(r)	Lending Club	1/23/2025	7,859	7,751	7,470
213765758.SRDLC, 24.24%, 1/21/2028 (a)(n)(r)	Lending Club	1/23/2025	10,966	10,821	10,471
213766341.SRDLC, 12.74%, 1/21/2031 (a)(r)	Lending Club	1/23/2025	36,499	36,000	35,682
213766610.SRDLC, 13.99%, 1/21/2028 (a)(r)	Lending Club	1/23/2025	22,054	21,796	21,463
213780745.SRDLC, 15.24%, 1/21/2029 (a)(r)	Lending Club	1/23/2025	18,615	18,377	18,280
213781643.SRDLC, 12.99%, 1/10/2028 (a)(r)	Lending Club	1/23/2025	9,759	9,645	9,414
213784499.SRDLC, 11.12%, 1/21/2027 (a)(r)	Lending Club	1/23/2025	7,975	7,898	7,907
213787010.SRDLC, 7.24%, 1/22/2028 (a)(r)	Lending Club	1/24/2025	10,682	10,559	10,552
213789611.SRDLC, 7.57%, 1/31/2029 (a)(n)(r)	Lending Club	1/23/2025	30,965	30,570	30,609
213790472.SRDLC, 13.24%, 1/21/2027 (a)(r)	Lending Club	1/23/2025	3,936	3,898	3,875
213791730.SRDLC, 18.99%, 1/9/2031 (a)(r)	Lending Club	1/23/2025	31,295	30,860	29,637
213795416.SRDLC, 12.24%, 1/27/2027 (a)(r)	Lending Club	1/29/2025	11,758	11,643	11,601
213795526.SRDLC, 22.49%, 1/21/2030 (a)(r)	Lending Club	1/23/2025	13,667	13,480	12,972
213798997.SRDLC, 13.74%, 1/24/2031 (a)(r)	Lending Club	1/28/2025	36,603	36,100	35,844
213803743.SRDLC, 15.74%, 1/21/2030 (a)(r)	Lending Club	1/23/2025	16,111	15,895	15,364
213816391.SRDLC, 14.24%, 1/22/2028 (a)(r)	Lending Club	1/24/2025	22,861	22,592	22,154
213817550.SRDLC, 8.82%, 1/21/2031 (a)(r)	Lending Club	1/23/2025	45,094	44,485	44,410
213821623.SRDLC, 8.07%, 1/21/2030 (a)(r)	Lending Club	1/23/2025	21,441	21,160	20,948
213825221.SRDLC, 10.99%, 1/21/2029 (a)(r)	Lending Club	1/23/2025	18,236	18,006	17,931
213829962.SRDLC, 18.99%, 1/22/2028 (a)(r)	Lending Club	1/24/2025	8,004	7,905	7,604
213831576.SRDLC, 24.24%, 1/21/2030 (a)(r)	Lending Club	1/23/2025	23,561	23,238	22,408
213835179.SRDLC, 12.99%, 1/21/2029 (a)(r)	Lending Club	1/23/2025	1,170	1,155	1,150
213836423.SRDLC, 6.49%, 1/21/2027 (a)(r)	Lending Club	1/23/2025	8,286	8,208	8,235
213843811.SRDLC, 15.24%, 1/21/2030 (a)(r)	Lending Club	1/23/2025	18,680	18,430	17,815
213852378.SRDLC, 10.74%, 1/22/2028 (a)(r)	Lending Club	1/24/2025	16,364	16,174	15,931
213853192.SRDLC, 31.89%, 2/7/2029 (a)(r)	Lending Club	2/07/2025	3,273	3,229	3,117
213861366.SRDLC, 7.49%, 2/23/2028 (a)(r)	Lending Club	2/12/2025	25,583	25,279	25,287
213861553.SRDLC, 10.49%, 1/21/2028 (a)(r)	Lending Club	1/23/2025	3,399	3,358	3,361
213869946.SRDLC, 14.74%, 1/22/2029 (a)(r)	Lending Club	1/24/2025	14,094	13,914	13,647
213886954.SRDLC, 20.99%, 2/11/2030 (a)(r)	Lending Club	2/13/2025	22,968	22,652	21,874
213902620.SRDLC, 15.24%, 1/28/2030 (a)(n)(r)	Lending Club	1/30/2025	13,407	13,229	12,926
213905576.SRDLC, 10.49%, 1/27/2029 (a)(r)	Lending Club	1/29/2025	9,272	9,154	9,170
213906299.SRDLC, 18.49%, 1/23/2031 (a)(r)	Lending Club	1/27/2025	11,859	11,694	11,411
213907315.SRDLC, 10.24%, 1/26/2028 (a)(r)	Lending Club	1/27/2025	9,112	9,006	8,888
213908290.SRDLC, 12.50%, 1/23/2028 (a)(r)	Lending Club	1/27/2025	26,952	26,636	26,053
213908440.SRDLC, 21.49%, 1/23/2028 (a)(r)	Lending Club	1/27/2025	2,419	2,390	2,300
213910651.SRDLC, 10.49%, 1/27/2030 (a)(r)	Lending Club	1/29/2025	16,742	16,521	16,365
213912402.SRDLC, 23.99%, 1/23/2029 (a)(r)	Lending Club	1/27/2025	7,809	7,692	7,502
213913935.SRDLC, 11.24%, 1/24/2028 (a)(r)	Lending Club	1/28/2025	8,976	8,871	8,743
213915764.SRDLC, 19.99%, 2/1/2028 (a)(r)	Lending Club	1/27/2025	4,987	4,927	4,695
213920868.SRDLC, 11.49%, 1/24/2031 (a)(r)	Lending Club	1/28/2025	15,001	14,797	14,777

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

92	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
213925883.SRDLC, 10.99%, 1/24/2030 (a)(r)	Lending Club	1/28/2025	$19,416	$19,159	$18,783
213927210.SRDLC, 11.44%, 1/27/2030 (a)(r)	Lending Club	1/29/2025	9,125	9,004	8,919
213929943.SRDLC, 23.49%, 1/31/2027 (a)(n)(r)	Lending Club	1/30/2025	2,089	2,067	2,019
213931265.SRDLC, 9.74%, 1/31/2028 (a)(n)(r)	Lending Club	1/29/2025	7,839	7,746	7,631
213937786.SRDLC, 11.99%, 1/27/2028 (a)(r)	Lending Club	1/29/2025	7,825	7,733	7,623
213938273.SRDLC, 11.74%, 1/27/2029 (a)(r)	Lending Club	1/29/2025	21,157	20,888	20,923
213939105.SRDLC, 17.24%, 1/27/2029 (a)(r)	Lending Club	1/29/2025	10,328	10,195	10,152
213942177.SRDLC, 15.74%, 2/24/2028 (a)(r)	Lending Club	2/26/2025	6,531	6,452	6,342
213943367.SRDLC, 11.24%, 1/28/2027 (a)(n)(r)	Lending Club	1/30/2025	1,302	1,289	1,285
213944771.SRDLC, 21.49%, 1/27/2027 (a)(r)	Lending Club	1/29/2025	2,133	2,111	2,086
213945371.SRDLC, 10.99%, 1/27/2029 (a)(r)	Lending Club	1/29/2025	21,106	20,839	20,767
213947687.SRDLC, 14.99%, 1/27/2028 (a)(r)	Lending Club	1/29/2025	5,136	5,076	4,914
213951092.SRDLC, 14.74%, 2/1/2027 (a)(r)	Lending Club	1/29/2025	22,414	22,193	21,981
213953272.SRDLC, 20.49%, 1/29/2028 (a)(r)	Lending Club	1/31/2025	1,725	1,704	1,654
213955142.SRDLC, 22.49%, 2/27/2028 (a)(r)	Lending Club	2/19/2025	15,100	14,913	14,399
213958313.SRDLC, 13.99%, 2/3/2028 (a)(r)	Lending Club	1/29/2025	9,779	9,663	9,511
213958723.SRDLC, 23.49%, 1/31/2028 (a)(r)	Lending Club	1/29/2025	3,267	3,226	3,054
213958736.SRDLC, 13.99%, 1/27/2027 (a)(r)	Lending Club	1/29/2025	1,314	1,301	1,297
213960121.SRDLC, 9.74%, 1/27/2030 (a)(r)	Lending Club	1/29/2025	29,010	28,628	28,357
213961982.SRDLC, 22.99%, 1/27/2028 (a)(r)	Lending Club	1/29/2025	4,050	4,001	3,840
213966703.SRDLC, 23.99%, 1/27/2029 (a)(r)	Lending Club	1/29/2025	17,102	16,877	16,473
213967001.SRDLC, 9.49%, 1/27/2027 (a)(r)	Lending Club	1/29/2025	3,235	3,204	3,201
213970018.SRDLC, 8.74%, 1/15/2027 (a)(r)	Lending Club	1/30/2025	3,867	3,829	3,836
213970925.SRDLC, 10.49%, 1/27/2029 (a)(r)	Lending Club	1/29/2025	14,329	14,148	14,172
213971269.SRDLC, 14.74%, 1/27/2028 (a)(r)	Lending Club	1/29/2025	3,553	3,511	3,447
213973203.SRDLC, 19.99%, 1/27/2028 (a)(r)	Lending Club	1/29/2025	2,809	2,776	2,675
213973570.SRDLC, 9.49%, 1/27/2028 (a)(r)	Lending Club	1/29/2025	15,130	14,955	14,878
213977208.SRDLC, 14.24%, 2/4/2028 (a)(r)	Lending Club	2/06/2025	8,942	8,836	8,644
213978307.SRDLC, 24.49%, 1/28/2030 (a)(r)	Lending Club	1/30/2025	5,035	4,968	4,833
213979062.SRDLC, 9.75%, 1/27/2028 (a)(r)	Lending Club	1/29/2025	6,601	6,524	6,491
213979204.SRDLC, 10.99%, 2/4/2030 (a)(r)	Lending Club	2/06/2025	44,804	44,209	43,752
213991689.SRDLC, 8.99%, 2/29/2028 (a)(n)(r)	Lending Club	2/20/2025	11,253	11,121	11,069
213996069.SRDLC, 19.49%, 1/15/2027 (a)(r)	Lending Club	1/30/2025	10,757	10,649	10,514
214000266.SRDLC, 27.49%, 1/28/2027 (a)(n)(r)	Lending Club	1/30/2025	10,304	10,202	10,201
214003369.SRDLC, 23.99%, 1/28/2029 (a)(r)	Lending Club	1/30/2025	8,187	8,079	7,882
214004035.SRDLC, 18.99%, 1/28/2028 (a)(n)(r)	Lending Club	1/30/2025	4,001	3,954	3,811
214004509.SRDLC, 8.24%, 1/28/2028 (a)(n)(r)	Lending Club	1/30/2025	6,181	6,110	6,078
214004574.SRDLC, 25.49%, 1/31/2030 (a)(n)(r)	Lending Club	2/04/2025	22,879	22,561	22,002
214008205.SRDLC, 23.99%, 2/6/2028 (a)(r)	Lending Club	2/10/2025	10,019	9,895	9,409
214008642.SRDLC, 8.32%, 2/12/2030 (a)(r)	Lending Club	1/30/2025	22,674	22,376	22,127
214019942.SRDLC, 12.49%, 2/11/2031 (a)(r)	Lending Club	2/13/2025	36,881	36,374	36,092
214020481.SRDLC, 9.99%, 1/29/2029 (a)(n)(r)	Lending Club	1/31/2025	10,936	10,797	10,819
214021761.SRDLC, 32.39%, 1/29/2030 (a)(n)(r)	Lending Club	1/31/2025	10,589	10,431	912
214022921.SRDLC, 30.99%, 1/29/2028 (a)(r)	Lending Club	1/31/2025	869	856	233
214026091.SRDLC, 9.74%, 2/5/2028 (a)(r)	Lending Club	2/07/2025	32,089	31,712	31,535
214036881.SRDLC, 6.49%, 1/29/2028 (a)(r)	Lending Club	1/31/2025	6,141	6,070	6,064
214044270.SRDLC, 17.24%, 1/29/2030 (a)(n)(r)	Lending Club	1/31/2025	4,491	4,430	4,293
214044318.SRDLC, 24.99%, 1/29/2029 (a)(n)(r)	Lending Club	1/31/2025	7,138	7,043	6,881
214054361.SRDLC, 26.49%, 2/18/2027 (a)(r)	Lending Club	2/20/2025	723	715	707
214057774.SRDLC, 32.39%, 1/30/2030 (a)(n)(r)	Lending Club	2/03/2025	7,663	7,555	7,377
214059674.SRDLC, 13.74%, 2/10/2028 (a)(r)	Lending Club	2/05/2025	16,191	15,998	15,588
214071173.SRDLC, 30.99%, 1/30/2028 (a)(n)(r)	Lending Club	2/03/2025	4,132	4,080	3,938

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	93

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
214078710.SRDLC, 31.89%, 2/13/2029 (a)(r)	Lending Club	2/18/2025	$9,074	$8,951	$8,689
214079210.SRDLC, 10.74%, 2/19/2027 (a)(r)	Lending Club	2/12/2025	2,765	2,737	2,742
214086410.SRDLC, 18.49%, 1/31/2027 (a)(r)	Lending Club	2/04/2025	9,901	9,799	9,714
214089573.SRDLC, 30.99%, 1/31/2028 (a)(r)	Lending Club	2/04/2025	784	774	747
214100749.SRDLC, 6.99%, 2/26/2028 (a)(r)	Lending Club	2/18/2025	2,394	2,366	2,367
214125339.SRDLC, 9.99%, 2/4/2030 (a)(r)	Lending Club	2/06/2025	33,957	33,507	33,158
214132206.SRDLC, 14.24%, 2/4/2029 (a)(r)	Lending Club	2/06/2025	43,481	42,927	41,984
214143051.SRDLC, 14.24%, 2/4/2028 (a)(r)	Lending Club	2/06/2025	8,536	8,434	8,251
214144363.SRDLC, 4.99%, 2/5/2027 (a)(r)	Lending Club	2/07/2025	14,111	13,974	14,017
214146608.SRDLC, 11.49%, 2/4/2029 (a)(r)	Lending Club	2/06/2025	12,664	12,503	12,434
214151563.SRDLC, 9.99%, 2/5/2029 (a)(r)	Lending Club	2/07/2025	14,658	14,472	14,392
214156062.SRDLC, 16.24%, 2/5/2028 (a)(r)	Lending Club	2/07/2025	17,578	17,367	16,994
214157926.SRDLC, 24.99%, 2/15/2029 (a)(r)	Lending Club	2/10/2025	9,912	9,780	9,458
214160953.SRDLC, 11.49%, 2/6/2029 (a)(r)	Lending Club	2/10/2025	33,673	33,243	33,073
214167645.SRDLC, 11.49%, 2/12/2030 (a)(r)	Lending Club	2/14/2025	19,741	19,477	19,088
214174573.SRDLC, 32.39%, 2/12/2030 (a)(r)	Lending Club	2/11/2025	14,163	13,963	13,470
214176988.SRDLC, 13.49%, 2/5/2028 (a)(r)	Lending Club	2/07/2025	1,622	1,603	1,577
214178565.SRDLC, 10.49%, 2/6/2030 (a)(r)	Lending Club	2/10/2025	11,633	11,478	11,364
214180050.SRDLC, 24.49%, 2/5/2029 (a)(r)	Lending Club	2/07/2025	12,857	12,686	12,252
214185820.SRDLC, 11.49%, 2/18/2029 (a)(r)	Lending Club	2/20/2025	7,253	7,159	7,132
214186313.SRDLC, 17.24%, 2/5/2030 (a)(r)	Lending Club	2/07/2025	14,571	14,374	14,001
214187491.SRDLC, 6.74%, 2/18/2027 (a)(r)	Lending Club	2/20/2025	1,767	1,749	1,757
214193858.SRDLC, 25.99%, 2/6/2029 (a)(r)	Lending Club	2/10/2025	8,063	7,956	7,691
214195012.SRDLC, 9.00%, 2/6/2028 (a)(r)	Lending Club	2/10/2025	16,729	16,532	16,345
214200280.SRDLC, 11.24%, 2/7/2028 (a)(r)	Lending Club	2/11/2025	25,395	25,094	25,042
214203497.SRDLC, 23.49%, 3/3/2027 (a)(r)	Lending Club	3/18/2025	2,268	2,243	2,199
214203962.SRDLC, 10.99%, 2/25/2027 (a)(r)	Lending Club	2/14/2025	20,841	20,630	20,674
214204315.SRDLC, 27.49%, 2/20/2027 (a)(n)(r)	Lending Club	2/12/2025	2,395	2,359	624
214207899.SRDLC, 22.99%, 2/6/2027 (a)(n)(r)	Lending Club	2/10/2025	8,633	8,503	447
214208962.SRDLC, 28.49%, 2/7/2030 (a)(r)	Lending Club	2/11/2025	12,548	12,360	3,013
214213204.SRDLC, 11.99%, 2/12/2027 (a)(r)	Lending Club	2/14/2025	6,316	6,249	6,215
214233355.SRDLC, 14.74%, 2/7/2031 (a)(r)	Lending Club	2/11/2025	37,086	36,574	36,332
214233719.SRDLC, 20.99%, 2/12/2030 (a)(r)	Lending Club	2/14/2025	23,763	23,407	3,604
214242434.SRDLC, 20.49%, 2/12/2030 (a)(r)	Lending Club	2/14/2025	9,177	9,051	8,729
214243131.SRDLC, 12.99%, 2/7/2028 (a)(r)	Lending Club	2/11/2025	3,564	3,522	3,438
214245711.SRDLC, 26.49%, 2/8/2028 (a)(n)(r)	Lending Club	2/20/2025	8,540	8,413	5,901
214245781.SRDLC, 17.49%, 2/10/2028 (a)(r)	Lending Club	2/12/2025	7,384	7,295	7,108
214248897.SRDLC, 7.99%, 2/14/2028 (a)(r)	Lending Club	2/19/2025	39,898	39,426	39,244
214250766.SRDLC, 12.99%, 2/13/2027 (a)(r)	Lending Club	2/18/2025	6,949	6,879	6,798
214254305.SRDLC, 21.74%, 2/12/2030 (a)(r)	Lending Club	2/14/2025	26,922	26,518	25,556
214257004.SRDLC, 17.99%, 2/21/2027 (a)(r)	Lending Club	2/25/2025	28,219	27,924	27,872
214258951.SRDLC, 15.99%, 2/15/2028 (a)(r)	Lending Club	2/12/2025	2,454	2,425	2,346
214260261.SRDLC, 18.99%, 2/18/2027 (a)(r)	Lending Club	2/20/2025	12,736	12,603	12,410
214261676.SRDLC, 17.24%, 2/10/2030 (a)(r)	Lending Club	2/12/2025	17,030	16,799	16,226
214262688.SRDLC, 8.24%, 2/10/2028 (a)(r)	Lending Club	2/12/2025	12,752	12,603	12,537
214266361.SRDLC, 19.99%, 2/19/2030 (a)(r)	Lending Club	2/21/2025	11,881	11,718	11,347
214266519.SRDLC, 21.49%, 2/19/2027 (a)(r)	Lending Club	2/21/2025	12,116	11,989	11,808
214267099.SRDLC, 21.49%, 2/10/2028 (a)(n)(r)	Lending Club	2/12/2025	19,091	18,808	12,676
214275681.SRDLC, 24.49%, 2/11/2030 (a)(r)	Lending Club	2/13/2025	15,737	15,519	14,989
214275783.SRDLC, 8.32%, 2/10/2030 (a)(r)	Lending Club	2/12/2025	13,341	13,164	13,034
214277237.SRDLC, 12.74%, 2/10/2030 (a)(r)	Lending Club	2/12/2025	11,749	11,592	11,357
214279186.SRDLC, 21.25%, 2/25/2031 (a)(r)	Lending Club	2/12/2025	25,897	25,539	24,790

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

94	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
214280381.SRDLC, 23.49%, 2/28/2030 (a)(n)(r)	Lending Club	2/20/2025	$38,130	$37,574	$9,202
214286283.SRDLC, 12.49%, 2/15/2028 (a)(n)(r)	Lending Club	2/12/2025	4,853	4,795	4,684
214296884.SRDLC, 7.74%, 2/14/2027 (a)(r)	Lending Club	2/19/2025	7,520	7,445	7,456
214298262.SRDLC, 14.99%, 1/31/2028 (a)(r)	Lending Club	2/18/2025	2,587	2,556	2,470
214298273.SRDLC, 22.49%, 2/14/2028 (a)(r)	Lending Club	2/19/2025	5,821	5,750	5,520
214304440.SRDLC, 6.24%, 2/19/2028 (a)(r)	Lending Club	2/13/2025	5,168	5,107	5,108
214315517.SRDLC, 11.99%, 2/24/2030 (a)(r)	Lending Club	2/26/2025	21,565	21,274	21,105
214326122.SRDLC, 14.49%, 2/12/2029 (a)(r)	Lending Club	2/14/2025	10,448	10,313	10,281
214326252.SRDLC, 18.49%, 2/12/2028 (a)(r)	Lending Club	2/14/2025	8,207	8,107	7,848
214329539.SRDLC, 26.49%, 2/13/2028 (a)(r)	Lending Club	2/18/2025	5,041	4,978	4,750
214332862.SRDLC, 26.49%, 2/14/2027 (a)(n)(r)	Lending Club	2/19/2025	7,602	7,489	5,831
214336503.SRDLC, 7.74%, 2/13/2027 (a)(r)	Lending Club	2/18/2025	1,367	1,354	1,355
214337041.SRDLC, 13.75%, 2/14/2029 (a)(n)(r)	Lending Club	2/19/2025	17,288	17,065	16,738
214339871.SRDLC, 12.99%, 2/19/2028 (a)(r)	Lending Club	2/21/2025	12,150	12,004	11,841
214346109.SRDLC, 4.99%, 3/1/2027 (a)(n)(r)	Lending Club	2/20/2025	7,203	7,131	7,153
214350262.SRDLC, 31.89%, 2/28/2029 (a)(r)	Lending Club	2/19/2025	6,640	6,557	6,372
214350803.SRDLC, 23.99%, 2/17/2029 (a)(r)	Lending Club	2/18/2025	11,633	11,479	11,139
214353515.SRDLC, 20.99%, 2/14/2030 (a)(r)	Lending Club	2/19/2025	8,176	8,064	7,802
214354497.SRDLC, 20.99%, 2/14/2030 (a)(n)(r)	Lending Club	2/19/2025	12,386	12,217	11,819
214355038.SRDLC, 18.99%, 2/13/2028 (a)(r)	Lending Club	2/18/2025	12,358	12,207	11,719
214356553.SRDLC, 15.00%, 6/13/2027 (a)(n)(r)	Lending Club	2/18/2025	1,933	1,905	1,753
214357455.SRDLC, 11.99%, 2/18/2028 (a)(r)	Lending Club	2/20/2025	6,047	5,973	5,862
214358332.SRDLC, 19.99%, 2/13/2030 (a)(r)	Lending Club	2/18/2025	19,066	18,805	18,189
214359946.SRDLC, 23.99%, 2/15/2029 (a)(r)	Lending Club	2/18/2025	8,928	8,810	8,547
214360653.SRDLC, 19.49%, 2/13/2027 (a)(r)	Lending Club	2/18/2025	7,086	7,012	6,899
214360707.SRDLC, 20.99%, 2/18/2028 (a)(r)	Lending Club	2/20/2025	4,142	4,091	3969
214361732.SRDLC, 30.99%, 2/15/2028 (a)(n)(r)	Lending Club	2/18/2025	9,670	9,525	1,013
214361939.SRDLC, 19.99%, 2/13/2030 (a)(r)	Lending Club	2/18/2025	22,915	22,602	21,862
214362202.SRDLC, 30.99%, 1/31/2028 (a)(r)	Lending Club	2/18/2025	4,905	4,832	4,617
214363024.SRDLC, 18.99%, 2/13/2027 (a)(r)	Lending Club	2/18/2025	1,061	1,050	1,033
214363639.SRDLC, 17.99%, 2/13/2027 (a)(n)(r)	Lending Club	2/18/2025	878	869	868
214363872.SRDLC, 31.89%, 2/13/2029 (a)(r)	Lending Club	2/18/2025	4,541	4,482	4,349
214364354.SRDLC, 22.49%, 2/13/2029 (a)(r)	Lending Club	2/18/2025	5,332	5,261	5,163
214364368.SRDLC, 22.99%, 2/13/2028 (a)(r)	Lending Club	2/18/2025	9,994	9,870	9,418
214365974.SRDLC, 8.49%, 2/14/2028 (a)(r)	Lending Club	2/19/2025	799	790	786
214367727.SRDLC, 20.99%, 2/13/2028 (a)(r)	Lending Club	2/18/2025	994	981	942
214376667.SRDLC, 28.99%, 2/14/2027 (a)(n)(r)	Lending Club	2/19/2025	2,196	2,166	2,137
214377452.SRDLC, 22.49%, 6/14/2028 (a)(r)	Lending Club	2/19/2025	12,217	12,034	1,170
214377660.SRDLC, 21.99%, 2/18/2030 (a)(r)	Lending Club	2/20/2025	11,970	11,805	11,435
214378597.SRDLC, 29.99%, 7/14/2029 (a)(n)(r)	Lending Club	2/19/2025	8,252	8,134	7,655
214379605.SRDLC, 5.47%, 3/5/2027 (a)(r)	Lending Club	3/07/2025	24,456	24,204	24,271
214380420.SRDLC, 10.99%, 3/20/2029 (a)(r)	Lending Club	2/26/2025	18,612	18,371	18,288
214381587.SRDLC, 29.49%, 2/14/2028 (a)(n)(r)	Lending Club	2/19/2025	7,264	7,155	1,198
214383430.SRDLC, 20.99%, 2/14/2028 (a)(n)(r)	Lending Club	2/19/2025	3,165	3,126	3,006
214386240.SRDLC, 18.99%, 2/21/2027 (a)(r)	Lending Club	2/19/2025	1,422	1,407	1,384
214388027.SRDLC, 22.49%, 2/18/2028 (a)(r)	Lending Club	2/20/2025	16,638	16,431	15,799
214391883.SRDLC, 27.49%, 2/27/2030 (a)(r)	Lending Club	2/20/2025	10,327	10,184	9,920
214394526.SRDLC, 29.49%, 5/18/2028 (a)(r)	Lending Club	2/20/2025	5,492	5,410	5,095
214394838.SRDLC, 18.99%, 2/18/2027 (a)(r)	Lending Club	2/20/2025	708	700	690
214398546.SRDLC, 26.49%, 2/25/2030 (a)(r)	Lending Club	2/20/2025	17,761	17,514	17,018
214399038.SRDLC, 22.49%, 2/18/2029 (a)(r)	Lending Club	2/20/2025	7,109	7,015	6,890
214399785.SRDLC, 7.00%, 2/18/2028 (a)(r)	Lending Club	2/20/2025	14,758	14,584	14,581

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	95

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
214404903.SRDLC, 14.99%, 2/18/2028 (a)(n)(r)	Lending Club	2/20/2025	$11,396	$11,258	$10,889
214405777.SRDLC, 16.24%, 2/26/2031 (a)(r)	Lending Club	2/28/2025	28,355	27,959	27,843
214409478.SRDLC, 9.74%, 2/18/2029 (a)(r)	Lending Club	2/20/2025	9,450	9,329	9,292
214410118.SRDLC, 32.39%, 2/28/2030 (a)(n)(r)	Lending Club	2/20/2025	14,284	14,085	13,638
214411979.SRDLC, 14.99%, 2/18/2028 (a)(r)	Lending Club	2/20/2025	5,295	5,231	5,143
214412488.SRDLC, 7.24%, 2/18/2028 (a)(r)	Lending Club	2/20/2025	23,485	23,208	23,197
214412857.SRDLC, 28.49%, 2/18/2030 (a)(r)	Lending Club	2/20/2025	18,476	18,217	17,652
214417488.SRDLC, 13.99%, 2/25/2027 (a)(n)(r)	Lending Club	2/21/2025	16,512	16,342	16,172
214417584.SRDLC, 8.24%, 3/6/2028 (a)(r)	Lending Club	3/10/2025	15,455	15,268	15,197
214419541.SRDLC, 28.49%, 2/19/2028 (a)(r)	Lending Club	2/21/2025	8,444	8,338	7,974
214422367.SRDLC, 18.49%, 2/19/2027 (a)(r)	Lending Club	2/21/2025	17,934	17,665	4,341
214425237.SRDLC, 11.24%, 2/12/2031 (a)(r)	Lending Club	2/26/2025	28,582	28,186	28,199
214425331.SRDLC, 25.99%, 2/18/2028 (a)(r)	Lending Club	2/20/2025	20,980	20,717	19,807
214430915.SRDLC, 25.99%, 2/23/2029 (a)(r)	Lending Club	2/21/2025	9,891	9,757	9,502
214434526.SRDLC, 13.49%, 2/25/2030 (a)(r)	Lending Club	2/21/2025	8,581	8,465	8,325
214436046.SRDLC, 24.99%, 2/9/2028 (a)(r)	Lending Club	2/21/2025	4,560	4,503	4,299
214438288.SRDLC, 12.99%, 2/18/2028 (a)(n)(r)	Lending Club	2/20/2025	11,694	11,555	11,396
214439082.SRDLC, 7.99%, 3/8/2028 (a)(r)	Lending Club	3/24/2025	9,062	8,951	8,927
214442245.SRDLC, 27.99%, 2/19/2030 (a)(n)(r)	Lending Club	2/21/2025	5,856	5,768	614
214443732.SRDLC, 29.49%, 2/28/2028 (a)(n)(r)	Lending Club	2/21/2025	10,073	9,946	9,469
214443804.SRDLC, 23.49%, 2/19/2028 (a)(r)	Lending Club	2/21/2025	9,172	9,058	8,661
214444425.SRDLC, 12.99%, 2/18/2029 (a)(r)	Lending Club	2/20/2025	18,208	17,973	17,930
214456180.SRDLC, 6.24%, 2/20/2028 (a)(r)	Lending Club	2/24/2025	39,681	39,213	39,201
214458637.SRDLC, 15.74%, 2/19/2028 (a)(r)	Lending Club	2/21/2025	8,166	8,067	7,895
214459809.SRDLC, 12.99%, 2/20/2028 (a)(r)	Lending Club	2/24/2025	14,621	14,444	14,153
214466685.SRDLC, 6.82%, 2/19/2029 (a)(r)	Lending Club	2/21/2025	18,192	17,961	18,036
214475552.SRDLC, 12.24%, 2/19/2029 (a)(r)	Lending Club	2/21/2025	12,460	12,299	12,270
214482189.SRDLC, 14.24%, 2/24/2029 (a)(r)	Lending Club	2/26/2025	2,175	2,147	2,139
214483440.SRDLC, 11.49%, 2/21/2029 (a)(r)	Lending Club	2/25/2025	30,219	29,830	29,732
214490995.SRDLC, 14.24%, 2/20/2028 (a)(r)	Lending Club	2/24/2025	24,245	23,951	23,531
214491672.SRDLC, 6.49%, 2/20/2028 (a)(r)	Lending Club	2/24/2025	15,885	15,697	15,708
214515025.SRDLC, 9.99%, 2/25/2029 (a)(r)	Lending Club	2/27/2025	6,018	5,940	5,954
214519597.SRDLC, 12.99%, 2/24/2029 (a)(r)	Lending Club	2/26/2025	13,873	13,693	13,651
214525013.SRDLC, 11.49%, 2/24/2029 (a)(r)	Lending Club	2/26/2025	34,537	34,090	33,985
214528488.SRDLC, 4.99%, 2/25/2027 (a)(r)	Lending Club	2/26/2025	1,351	1,338	1,346
214535044.SRDLC, 6.74%, 2/24/2027 (a)(r)	Lending Club	2/26/2025	5,452	5,397	5,418
214542641.SRDLC, 17.49%, 2/24/2029 (a)(r)	Lending Club	2/26/2025	8,776	8,661	8,629
214545734.SRDLC, 6.67%, 2/24/2028 (a)(r)	Lending Club	2/26/2025	22,774	22,503	22,502
214562156.SRDLC, 10.74%, 3/5/2028 (a)(r)	Lending Club	3/07/2025	25,725	25,412	25,012
214563995.SRDLC, 23.49%, 3/7/2028 (a)(r)	Lending Club	3/11/2025	8,561	8,453	8,026
214574310.SRDLC, 22.24%, 3/31/2030 (a)(n)(r)	Lending Club	3/21/2025	9,390	9,250	9,002
214577603.SRDLC, 7.24%, 3/24/2028 (a)(r)	Lending Club	3/26/2025	21,889	21,621	21,613
214601156.SRDLC, 14.24%, 3/6/2028 (a)(r)	Lending Club	3/10/2025	1,507	1,489	1,450
214612023.SRDLC, 12.74%, 3/19/2030 (a)(r)	Lending Club	3/21/2025	1,813	1,788	1,807
214613518.SRDLC, 9.74%, 2/25/2028 (a)(r)	Lending Club	2/27/2025	8,022	7,926	7,897
214622402.SRDLC, 17.24%, 2/26/2030 (a)(r)	Lending Club	2/28/2025	36,427	35,930	34,872
214623496.SRDLC, 13.99%, 2/28/2027 (a)(r)	Lending Club	2/28/2025	4,155	4,106	4,048
214623655.SRDLC, 19.99%, 3/10/2028 (a)(r)	Lending Club	2/28/2025	7,719	7,624	7,283
214627560.SRDLC, 7.74%, 3/7/2028 (a)(r)	Lending Club	3/11/2025	32,930	32,531	32,355
214645236.SRDLC, 7.00%, 2/26/2028 (a)(r)	Lending Club	2/28/2025	7,557	7,467	7,466
214653489.SRDLC, 21.49%, 3/28/2029 (a)(n)(r)	Lending Club	3/20/2025	3,258	3,209	747
214678805.SRDLC, 9.49%, 3/19/2027 (a)(r)	Lending Club	3/21/2025	5,463	5,405	5,399

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

96	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
214689505.SRDLC, 11.24%, 3/13/2030 (a)(r)	Lending Club	3/17/2025	$4,550	$4,488	$4,443
214690170.SRDLC, 15.99%, 3/17/2027 (a)(r)	Lending Club	3/19/2025	2,564	2,525	404
214700094.SRDLC, 8.24%, 3/14/2028 (a)(r)	Lending Club	3/18/2025	11,541	11,400	11,345
214709090.SRDLC, 22.49%, 3/7/2028 (a)(r)	Lending Club	3/11/2025	21,352	21,083	20,142
214716149.SRDLC, 23.99%, 3/20/2028 (a)(r)	Lending Club	3/11/2025	9,118	9,003	8,559
214746996.SRDLC, 30.99%, 3/21/2028 (a)(r)	Lending Club	3/17/2025	1,054	1,040	986
214768420.SRDLC, 15.24%, 3/5/2030 (a)(r)	Lending Club	3/07/2025	14,236	14,041	13,558
214768954.SRDLC, 7.00%, 3/5/2028 (a)(r)	Lending Club	3/07/2025	8,217	8,102	8,115
214776290.SRDLC, 29.49%, 3/18/2028 (a)(r)	Lending Club	3/14/2025	4,364	4,308	4,090
214776575.SRDLC, 25.99%, 3/13/2030 (a)(r)	Lending Club	3/17/2025	10,132	9,990	9,628
214780454.SRDLC, 11.49%, 3/21/2030 (a)(r)	Lending Club	3/25/2025	18,029	17,784	17,621
214789264.SRDLC, 10.74%, 3/5/2028 (a)(r)	Lending Club	3/07/2025	4,137	4,087	4,064
214794832.SRDLC, 13.99%, 3/6/2028 (a)(r)	Lending Club	3/10/2025	29,287	28,927	28,186
214801876.SRDLC, 16.99%, 3/19/2030 (a)(r)	Lending Club	3/21/2025	27,289	26,913	26,295
214804232.SRDLC, 10.49%, 3/6/2028 (a)(r)	Lending Club	3/10/2025	991	979	981
214804523.SRDLC, 13.24%, 3/6/2028 (a)(n)(r)	Lending Club	3/10/2025	6,414	6,336	6,200
214806140.SRDLC, 31.99%, 3/22/2030 (a)(r)	Lending Club	3/13/2025	14,382	14,193	13,620
214809762.SRDLC, 29.49%, 3/15/2028 (a)(r)	Lending Club	3/12/2025	12,065	11,909	11,260
214810770.SRDLC, 10.24%, 3/6/2029 (a)(r)	Lending Club	3/10/2025	35,132	34,676	34,662
214816930.SRDLC, 29.49%, 3/11/2028 (a)(r)	Lending Club	3/13/2025	13,010	12,843	12,138
214818924.SRDLC, 14.99%, 3/18/2028 (a)(r)	Lending Club	3/20/2025	20,972	20,711	20,017
214820200.SRDLC, 30.99%, 3/6/2028 (a)(r)	Lending Club	3/10/2025	15,629	15,426	14,559
214825761.SRDLC, 22.49%, 3/6/2029 (a)(n)(r)	Lending Club	3/10/2025	18,312	18,037	3,997
214838046.SRDLC, 15.24%, 3/10/2030 (a)(r)	Lending Club	3/12/2025	34,904	34,426	33,639
214841209.SRDLC, 29.49%, 3/17/2028 (a)(n)(r)	Lending Club	3/19/2025	3,572	3,526	3,350
214842925.SRDLC, 23.99%, 3/21/2029 (a)(r)	Lending Club	3/17/2025	11,238	11,087	10,729
214843091.SRDLC, 21.49%, 3/9/2028 (a)(n)(r)	Lending Club	3/11/2025	2,345	2,316	2,217
214844844.SRDLC, 32.39%, 3/15/2030 (a)(r)	Lending Club	3/11/2025	12,884	12,710	12,178
214849844.SRDLC, 10.99%, 3/19/2029 (a)(r)	Lending Club	3/21/2025	15,839	15,632	15,552
214862123.SRDLC, 29.49%, 3/21/2030 (a)(r)	Lending Club	3/25/2025	26,424	26,050	24,952
214862539.SRDLC, 27.99%, 3/10/2027 (a)(r)	Lending Club	3/12/2025	7,623	7,538	7,390
214862707.SRDLC, 10.74%, 3/10/2030 (a)(r)	Lending Club	3/12/2025	16,361	16,140	15,969
214864050.SRDLC, 10.99%, 3/10/2031 (a)(r)	Lending Club	3/12/2025	23,224	22,903	22,853
214864130.SRDLC, 10.25%, 3/10/2029 (a)(r)	Lending Club	3/12/2025	8,212	8,105	8,056
214865836.SRDLC, 32.39%, 3/10/2030 (a)(r)	Lending Club	3/12/2025	13,841	13,645	13,061
214867297.SRDLC, 32.39%, 3/11/2030 (a)(r)	Lending Club	3/13/2025	12,191	12,010	11,520
214874341.SRDLC, 26.49%, 3/4/2029 (a)(r)	Lending Club	3/12/2025	5,435	5,361	5,167
214880014.SRDLC, 22.99%, 3/14/2028 (a)(r)	Lending Club	3/18/2025	1,539	1,520	1,447
214883819.SRDLC, 10.24%, 3/10/2028 (a)(r)	Lending Club	3/12/2025	29,006	28,652	28,225
214885389.SRDLC, 28.99%, 3/10/2027 (a)(r)	Lending Club	3/12/2025	8,820	8,721	8,520
214886089.SRDLC, 22.49%, 3/10/2028 (a)(r)	Lending Club	3/12/2025	9,963	9,837	9,410
214886249.SRDLC, 11.24%, 3/12/2029 (a)(r)	Lending Club	3/14/2025	33,459	33,022	32,826
214886338.SRDLC, 22.99%, 6/10/2028 (a)(n)(r)	Lending Club	3/12/2025	1,140	1,125	1,037
214886753.SRDLC, 21.49%, 6/13/2028 (a)(n)(r)	Lending Club	3/17/2025	4,389	4,332	3,883
214891962.SRDLC, 25.99%, 3/28/2030 (a)(r)	Lending Club	3/20/2025	18,927	18,663	18,031
214892038.SRDLC, 32.39%, 3/25/2030 (a)(r)	Lending Club	3/12/2025	19,273	19,022	18,250
214892069.SRDLC, 9.24%, 3/12/2028 (a)(n)(r)	Lending Club	3/14/2025	20,648	20,397	20,292
214893140.SRDLC, 10.99%, 3/25/2031 (a)(r)	Lending Club	3/12/2025	12,986	12,806	12,791
214893296.SRDLC, 26.49%, 3/20/2029 (a)(r)	Lending Club	3/12/2025	7,708	7,599	7,370
214894167.SRDLC, 25.99%, 3/18/2030 (a)(r)	Lending Club	3/17/2025	6,784	6,689	6,449
214894506.SRDLC, 11.99%, 3/20/2029 (a)(r)	Lending Club	3/12/2025	10,628	10,489	10,429
214895494.SRDLC, 27.49%, 3/13/2028 (a)(r)	Lending Club	3/17/2025	1,036	1,023	971

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	97

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
214902054.SRDLC, 32.39%, 3/12/2030 (a)(r)	Lending Club	3/14/2025	$14,220	$14,018	$13,457
214904497.SRDLC, 26.49%, 3/14/2028 (a)(r)	Lending Club	3/18/2025	8,618	8,507	8,094
214905149.SRDLC, 7.99%, 3/22/2028 (a)(r)	Lending Club	3/14/2025	27,262	26,930	26,831
214906743.SRDLC, 13.24%, 3/20/2031 (a)(r)	Lending Club	3/12/2025	30,003	29,586	29,373
214908057.SRDLC, 28.49%, 3/16/2028 (a)(r)	Lending Club	3/12/2025	8,479	8,371	7,947
214909327.SRDLC, 10.49%, 3/25/2029 (a)(n)(r)	Lending Club	3/27/2025	19,726	19,466	19,483
214912024.SRDLC, 7.24%, 3/11/2028 (a)(r)	Lending Club	3/13/2025	32,803	32,406	32,405
214912506.SRDLC, 26.99%, 3/25/2028 (a)(r)	Lending Club	3/13/2025	3,672	3,625	3,458
214913562.SRDLC, 21.49%, 3/11/2027 (a)(r)	Lending Club	3/13/2025	11,264	11,140	10,906
214916462.SRDLC, 32.39%, 11/25/2030 (a)(n)(r)	Lending Club	3/17/2025	9,722	9,576	1,019
214916916.SRDLC, 14.99%, 3/17/2028 (a)(r)	Lending Club	3/19/2025	4,194	4,142	4,002
214917602.SRDLC, 27.49%, 3/12/2029 (a)(r)	Lending Club	3/14/2025	5,476	5,401	5,219
214919167.SRDLC, 5.99%, 3/17/2028 (a)(r)	Lending Club	3/19/2025	16,387	16,188	16,175
214920162.SRDLC, 23.99%, 3/11/2030 (a)(r)	Lending Club	3/13/2025	4,674	4,609	4,435
214920168.SRDLC, 21.49%, 3/16/2028 (a)(r)	Lending Club	3/13/2025	6,841	6,755	6,483
214920909.SRDLC, 24.49%, 3/13/2029 (a)(r)	Lending Club	3/17/2025	1,765	1,741	1,698
214921487.SRDLC, 22.99%, 3/11/2027 (a)(r)	Lending Club	3/13/2025	5,427	5,367	5,264
214926596.SRDLC, 11.49%, 3/17/2028 (a)(r)	Lending Club	3/19/2025	15,382	15,192	14,984
214938903.SRDLC, 29.49%, 3/17/2030 (a)(r)	Lending Club	3/19/2025	7,550	7,443	7,174
214941586.SRDLC, 15.99%, 3/12/2029 (a)(r)	Lending Club	3/14/2025	13,716	13,534	13,432
214943005.SRDLC, 18.99%, 3/17/2030 (a)(r)	Lending Club	3/19/2025	18,516	18,259	17,635
214944395.SRDLC, 19.24%, 3/12/2030 (a)(r)	Lending Club	3/14/2025	9,263	9,135	8,808
214945970.SRDLC, 21.49%, 3/12/2028 (a)(r)	Lending Club	3/14/2025	8,521	8,414	8,051
214950076.SRDLC, 15.49%, 3/13/2029 (a)(r)	Lending Club	3/17/2025	8,896	8,778	8,609
214951160.SRDLC, 29.99%, 3/12/2029 (a)(r)	Lending Club	3/14/2025	8,344	8,230	7,950
214952170.SRDLC, 29.49%, 2/29/2028 (a)(n)(r)	Lending Club	3/18/2025	6,687	6,604	6,262
214952664.SRDLC, 31.49%, 3/14/2030 (a)(r)	Lending Club	3/18/2025	10,414	10,266	9,883
214954111.SRDLC, 8.99%, 3/19/2028 (a)(r)	Lending Club	3/21/2025	19,108	18,874	18,798
214955111.SRDLC, 23.49%, 3/18/2028 (a)(r)	Lending Club	3/20/2025	4,280	4,226	4,031
214955925.SRDLC, 17.99%, 3/25/2027 (a)(r)	Lending Club	3/20/2025	6,724	6,650	6,561
214957342.SRDLC, 13.99%, 3/3/2027 (a)(r)	Lending Club	3/19/2025	3,945	3,903	3,847
214958026.SRDLC, 32.39%, 3/12/2030 (a)(r)	Lending Club	3/14/2025	6,636	6,542	6,280
214959332.SRDLC, 28.49%, 3/13/2030 (a)(r)	Lending Club	3/17/2025	19,597	19,321	18,597
214959465.SRDLC, 19.74%, 3/12/2029 (a)(r)	Lending Club	3/14/2025	9,790	9,659	9,455
214959685.SRDLC, 12.49%, 3/12/2028 (a)(r)	Lending Club	3/14/2025	7,502	7,410	7,302
214959763.SRDLC, 19.99%, 3/12/2030 (a)(r)	Lending Club	3/14/2025	25,974	25,615	24,660
214961642.SRDLC, 28.99%, 3/13/2030 (a)(r)	Lending Club	3/17/2025	9,430	9,296	8,947
214962234.SRDLC, 25.49%, 3/12/2030 (a)(r)	Lending Club	3/14/2025	9,373	9,242	8,896
214962533.SRDLC, 24.49%, 3/18/2028 (a)(r)	Lending Club	3/20/2025	10,444	10,311	9,837
214965547.SRDLC, 16.99%, 3/13/2027 (a)(r)	Lending Club	3/17/2025	4,008	3,965	3,909
214965732.SRDLC, 28.99%, 3/15/2030 (a)(r)	Lending Club	3/17/2025	11,338	11,178	10,754
214967856.SRDLC, 24.49%, 4/17/2028 (a)(r)	Lending Club	4/21/2025	15,831	15,623	14,912
214969198.SRDLC, 15.99%, 3/25/2028 (a)(r)	Lending Club	3/19/2025	11,822	11,674	11,326
214969334.SRDLC, 23.99%, 3/25/2027 (a)(r)	Lending Club	3/18/2025	761	753	739
214969747.SRDLC, 10.74%, 3/17/2028 (a)(r)	Lending Club	3/19/2025	41,491	40,981	40,790
214972805.SRDLC, 30.49%, 3/14/2030 (a)(n)(r)	Lending Club	3/18/2025	7,763	7,647	1,263
214973713.SRDLC, 20.49%, 3/17/2028 (a)(r)	Lending Club	3/19/2025	2,210	2,182	2,093
214973769.SRDLC, 17.99%, 3/13/2027 (a)(r)	Lending Club	3/17/2025	4,455	4,406	4,343
214978908.SRDLC, 28.99%, 3/24/2027 (a)(r)	Lending Club	3/18/2025	6,187	6,118	6,002
214978920.SRDLC, 24.99%, 3/17/2030 (a)(r)	Lending Club	3/19/2025	18,730	18,468	17,822
214981281.SRDLC, 18.99%, 3/14/2030 (a)(r)	Lending Club	3/18/2025	13,072	12,891	12,435
214982352.SRDLC, 17.99%, 3/14/2027 (a)(r)	Lending Club	3/18/2025	2,233	2,208	2,177

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

98	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
214983348.SRDLC, 31.89%, 3/14/2029 (a)(r)	Lending Club	3/18/2025	$8,501	$8,384	$8,111
214984244.SRDLC, 32.39%, 3/14/2030 (a)(n)(r)	Lending Club	3/18/2025	6,513	6,420	6,178
214989910.SRDLC, 19.49%, 3/6/2027 (a)(r)	Lending Club	3/19/2025	3,690	3,650	3,569
214990283.SRDLC, 30.99%, 3/17/2028 (a)(r)	Lending Club	3/19/2025	7,931	7,829	7,435
214990480.SRDLC, 21.49%, 3/17/2027 (a)(r)	Lending Club	3/19/2025	4,130	4,084	4,005
214991259.SRDLC, 29.49%, 3/17/2028 (a)(n)(r)	Lending Club	3/19/2025	5,150	5,083	4,826
214993123.SRDLC, 23.99%, 3/14/2028 (a)(r)	Lending Club	3/18/2025	20,568	20,306	19,327
214994314.SRDLC, 10.34%, 3/13/2028 (a)(r)	Lending Club	3/17/2025	4,833	4,774	4,755
214995661.SRDLC, 14.99%, 3/17/2028 (a)(r)	Lending Club	3/19/2025	5,033	4,971	4,803
214996225.SRDLC, 17.24%, 3/14/2030 (a)(r)	Lending Club	3/18/2025	9,224	9,097	8,812
214997114.SRDLC, 14.99%, 3/17/2028 (a)(r)	Lending Club	3/19/2025	20,972	20,711	20,012
214997908.SRDLC, 12.99%, 3/25/2027 (a)(r)	Lending Club	3/20/2025	15,481	15,314	15,104
214998126.SRDLC, 6.57%, 3/14/2029 (a)(r)	Lending Club	3/18/2025	18,269	18,033	18,080
214998632.SRDLC, 12.74%, 3/14/2031 (a)(r)	Lending Club	3/18/2025	13,990	13,795	13,681
214998718.SRDLC, 30.99%, 3/31/2028 (a)(n)(r)	Lending Club	3/19/2025	2,645	2,609	2,477
215001860.SRDLC, 32.39%, 3/31/2030 (a)(n)(r)	Lending Club	3/19/2025	14,438	14,228	13,481
215003562.SRDLC, 21.49%, 3/17/2028 (a)(r)	Lending Club	3/19/2025	5,965	5,889	5,646
215005389.SRDLC, 32.39%, 3/17/2030 (a)(r)	Lending Club	3/19/2025	7,584	7,476	7,202
215005670.SRDLC, 26.49%, 3/17/2030 (a)(r)	Lending Club	3/19/2025	18,780	18,516	17,864
215006675.SRDLC, 27.49%, 3/31/2028 (a)(r)	Lending Club	3/19/2025	8,970	8,835	1,931
215006981.SRDLC, 26.49%, 3/17/2030 (a)(r)	Lending Club	3/19/2025	14,086	13,879	13,399
215007504.SRDLC, 32.39%, 3/17/2030 (a)(n)(r)	Lending Club	3/19/2025	10,602	10,444	10,073
215008702.SRDLC, 18.99%, 3/28/2027 (a)(r)	Lending Club	3/19/2025	3,763	3,722	3,646
215010210.SRDLC, 23.99%, 3/17/2029 (a)(r)	Lending Club	3/19/2025	5,989	5,902	5,719
215012017.SRDLC, 14.99%, 3/17/2028 (a)(r)	Lending Club	3/19/2025	9,571	9,436	9,195
215012776.SRDLC, 20.99%, 3/17/2028 (a)(r)	Lending Club	3/19/2025	2,553	2,520	2,417
215013375.SRDLC, 24.49%, 3/18/2028 (a)(n)(r)	Lending Club	3/20/2025	11,434	11,288	10,741
215013395.SRDLC, 22.49%, 3/17/2029 (a)(r)	Lending Club	3/19/2025	4,337	4,278	4,187
215014544.SRDLC, 11.24%, 3/17/2030 (a)(r)	Lending Club	3/19/2025	14,105	13,914	13,778
215015742.SRDLC, 15.99%, 3/17/2028 (a)(r)	Lending Club	3/19/2025	13,665	13,460	2,192
215015755.SRDLC, 10.49%, 3/26/2029 (a)(r)	Lending Club	3/28/2025	29,002	28,620	28,506
215016518.SRDLC, 23.99%, 3/17/2029 (a)(r)	Lending Club	3/19/2025	13,135	12,957	12,536
215017730.SRDLC, 28.99%, 3/17/2029 (a)(n)(r)	Lending Club	3/19/2025	7,224	7,125	6,903
215018575.SRDLC, 22.49%, 3/17/2028 (a)(n)(r)	Lending Club	3/19/2025	4,309	4,254	4,084
215019611.SRDLC, 31.49%, 3/17/2030 (a)(r)	Lending Club	3/19/2025	10,793	10,640	10,251
215020024.SRDLC, 24.99%, 3/31/2030 (a)(n)(r)	Lending Club	3/19/2025	9,095	8,964	8,563
215020161.SRDLC, 17.24%, 3/17/2030 (a)(r)	Lending Club	3/19/2025	32,284	31,840	30,856
215021203.SRDLC, 23.99%, 3/17/2028 (a)(r)	Lending Club	3/19/2025	1,192	1,177	1,166
215022029.SRDLC, 28.49%, 3/17/2028 (a)(r)	Lending Club	3/19/2025	12,118	11,962	11,351
215022845.SRDLC, 30.99%, 3/17/2029 (a)(r)	Lending Club	3/19/2025	9,884	9,748	9,436
215023503.SRDLC, 31.89%, 3/17/2029 (a)(r)	Lending Club	3/19/2025	9,937	9,800	9,495
215025231.SRDLC, 24.99%, 3/21/2027 (a)(r)	Lending Club	3/19/2025	1,825	1,805	1,767
215027030.SRDLC, 30.99%, 3/18/2028 (a)(r)	Lending Club	3/20/2025	12,854	12,676	12,057
215028857.SRDLC, 28.99%, 3/17/2027 (a)(r)	Lending Club	3/19/2025	2,218	2,193	2,156
215029777.SRDLC, 24.99%, 3/17/2029 (a)(r)	Lending Club	3/19/2025	18,163	17,916	17,346
215030341.SRDLC, 12.99%, 3/28/2027 (a)(r)	Lending Club	3/19/2025	3,322	3,286	3,244
215030645.SRDLC, 26.99%, 3/17/2028 (a)(r)	Lending Club	3/19/2025	8,627	8,516	8,094
215032254.SRDLC, 29.49%, 3/18/2028 (a)(r)	Lending Club	3/20/2025	11,276	11,130	10,581
215032465.SRDLC, 20.49%, 4/1/2030 (a)(r)	Lending Club	3/24/2025	34,179	33,705	32,500
215033800.SRDLC, 18.49%, 3/15/2029 (a)(r)	Lending Club	3/20/2025	13,410	13,231	12,792
215036532.SRDLC, 28.49%, 3/18/2028 (a)(n)(r)	Lending Club	3/20/2025	6,343	6,248	1,628
215041882.SRDLC, 24.99%, 3/18/2029 (a)(r)	Lending Club	3/20/2025	4,541	4,479	4,339

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	99

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
215043453.SRDLC, 28.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2025	$3,059	$3,025	$2,976
215044633.SRDLC, 21.49%, 3/22/2027 (a)(r)	Lending Club	3/20/2025	3,768	3,726	3,649
215046146.SRDLC, 5.99%, 3/21/2028 (a)(r)	Lending Club	3/25/2025	13,109	12,949	12,943
215046834.SRDLC, 25.99%, 3/18/2029 (a)(r)	Lending Club	3/20/2025	12,905	12,730	12,327
215046852.SRDLC, 27.49%, 3/18/2029 (a)(r)	Lending Club	3/20/2025	22,815	22,504	21,830
215049804.SRDLC, 26.49%, 3/18/2028 (a)(r)	Lending Club	3/20/2025	4,352	4,287	4,099
215050908.SRDLC, 19.99%, 3/22/2028 (a)(r)	Lending Club	3/20/2025	4,683	4,622	4,450
215051399.SRDLC, 28.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2025	7,648	7,562	7,439
215051416.SRDLC, 10.49%, 3/17/2028 (a)(n)(r)	Lending Club	3/19/2025	5,805	5,734	5,667
215051825.SRDLC, 32.39%, 3/18/2030 (a)(r)	Lending Club	3/20/2025	6,162	6,075	5,856
215052186.SRDLC, 20.49%, 3/18/2027 (a)(n)(r)	Lending Club	3/20/2025	10,227	10,113	9,901
215054013.SRDLC, 20.99%, 3/18/2028 (a)(r)	Lending Club	3/20/2025	9,362	9,244	8,866
215054900.SRDLC, 25.99%, 4/14/2030 (a)(r)	Lending Club	4/09/2025	17,149	16,906	16318
215055399.SRDLC, 19.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2025	8,218	8,128	7,973
215056068.SRDLC, 29.49%, 3/31/2029 (a)(n)(r)	Lending Club	3/20/2025	9,039	8,904	2,338
215060676.SRDLC, 14.99%, 3/18/2028 (a)(r)	Lending Club	3/20/2025	15,103	14,894	14,447
215060686.SRDLC, 28.49%, 3/18/2030 (a)(n)(r)	Lending Club	3/20/2025	12,476	12,289	3,073
215061718.SRDLC, 20.49%, 3/18/2028 (a)(r)	Lending Club	3/20/2025	10,201	10,072	9,662
215063836.SRDLC, 5.79%, 3/17/2027 (a)(r)	Lending Club	3/19/2025	3,889	3,848	3,860
215063854.SRDLC, 21.49%, 3/25/2028 (a)(r)	Lending Club	3/20/2025	7,535	7,439	7,165
215064273.SRDLC, 25.99%, 8/18/2029 (a)(n)(r)	Lending Club	3/20/2025	10,732	10,571	1,284
215068439.SRDLC, 29.99%, 3/18/2030 (a)(r)	Lending Club	3/20/2025	15,071	14,856	14,326
215068765.SRDLC, 21.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2025	2,591	2,562	2,513
215070317.SRDLC, 26.99%, 3/18/2028 (a)(r)	Lending Club	3/20/2025	2,588	2,555	2,430
215071836.SRDLC, 22.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2025	7,149	7,069	6,935
215074652.SRDLC, 14.99%, 3/24/2027 (a)(r)	Lending Club	3/26/2025	2,215	2,191	2,183
215084485.SRDLC, 14.74%, 3/26/2031 (a)(n)(r)	Lending Club	3/28/2025	17,407	17,163	17,055
215089498.SRDLC, 15.24%, 3/19/2030 (a)(r)	Lending Club	3/21/2025	17,450	17,211	16,692
215089586.SRDLC, 9.74%, 3/18/2028 (a)(r)	Lending Club	3/20/2025	5,959	5,886	5,859
215090365.SRDLC, 8.24%, 3/18/2028 (a)(r)	Lending Club	3/20/2025	5,227	5,163	5,147
215091471.SRDLC, 14.99%, 3/19/2028 (a)(r)	Lending Club	3/21/2025	839	828	810
215092099.SRDLC, 9.74%, 3/18/2029 (a)(r)	Lending Club	3/20/2025	14,035	13,852	13,780
215094011.SRDLC, 8.74%, 3/27/2029 (a)(r)	Lending Club	3/21/2025	11,401	11,252	11,257
215096966.SRDLC, 10.74%, 3/21/2028 (a)(r)	Lending Club	3/20/2025	11,215	11,077	10,950
215097311.SRDLC, 20.99%, 3/19/2029 (a)(n)(r)	Lending Club	3/21/2025	27,908	27,489	6,249
215097682.SRDLC, 8.99%, 3/25/2028 (a)(r)	Lending Club	3/21/2025	14,562	14,383	14,344
215100003.SRDLC, 13.24%, 3/19/2029 (a)(r)	Lending Club	3/21/2025	14,158	13,971	13,899
215103177.SRDLC, 21.49%, 3/31/2030 (a)(n)(r)	Lending Club	3/24/2025	23,441	23,129	22,241
215103730.SRDLC, 10.74%, 3/19/2030 (a)(r)	Lending Club	3/21/2025	39,085	38,554	37,831
215104293.SRDLC, 16.24%, 3/19/2028 (a)(r)	Lending Club	3/21/2025	3,367	3,320	3,270
215105035.SRDLC, 14.24%, 3/19/2030 (a)(r)	Lending Club	3/21/2025	18,328	18,077	17,663
215105135.SRDLC, 7.57%, 3/19/2029 (a)(r)	Lending Club	3/21/2025	34,891	34,438	34,448
215107730.SRDLC, 31.89%, 4/7/2029 (a)(r)	Lending Club	4/09/2025	9,675	9,530	2,365
215113633.SRDLC, 32.39%, 3/21/2030 (a)(r)	Lending Club	3/25/2025	13,746	13,551	13,106
215115742.SRDLC, 19.49%, 3/21/2028 (a)(r)	Lending Club	3/25/2025	9,370	9,229	691
215142719.SRDLC, 28.99%, 4/7/2030 (a)(r)	Lending Club	4/09/2025	22,841	22,517	21,570
215155702.SRDLC, 10.24%, 3/21/2028 (a)(r)	Lending Club	3/25/2025	33,150	32,740	32,322
215168551.SRDLC, 13.99%, 4/21/2027 (a)(r)	Lending Club	4/23/2025	5,429	5,367	5,296
215194472.SRDLC, 13.49%, 3/24/2028 (a)(r)	Lending Club	3/26/2025	7,104	7,015	6,927
215205018.SRDLC, 11.24%, 3/25/2030 (a)(r)	Lending Club	3/27/2025	18,019	17,773	17,615
215206393.SRDLC, 11.99%, 3/24/2030 (a)(r)	Lending Club	3/26/2025	36,466	35,968	35,326
215212828.SRDLC, 10.99%, 4/2/2030 (a)(n)(r)	Lending Club	3/26/2025	30,532	30,117	29,863

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

100	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
215213146.SRDLC, 13.74%, 3/24/2029 (a)(r)	Lending Club	3/26/2025	$35,437	$34,967	$34,372
215215270.SRDLC, 7.57%, 3/24/2029 (a)(r)	Lending Club	3/26/2025	14,393	14,205	14,214
215232271.SRDLC, 12.79%, 3/26/2028 (a)(r)	Lending Club	3/28/2025	6,642	6,559	6,479
215236299.SRDLC, 7.00%, 3/25/2028 (a)(r)	Lending Club	3/27/2025	9,729	9,610	9,608
215243503.SRDLC, 18.49%, 4/1/2027 (a)(r)	Lending Club	4/01/2025	5,024	4,967	4,885
215263140.SRDLC, 27.49%, 4/14/2029 (a)(r)	Lending Club	4/16/2025	2,222	2,192	2,121
215265357.SRDLC, 13.99%, 3/26/2029 (a)(r)	Lending Club	3/28/2025	5,319	5,248	5,231
215269547.SRDLC, 15.00%, 8/28/2029 (a)(n)(r)	Lending Club	4/01/2025	11,245	11,077	9,757
215278526.SRDLC, 12.99%, 4/10/2027 (a)(r)	Lending Club	4/14/2025	3,868	3,825	3,769
215284725.SRDLC, 25.49%, 4/15/2027 (a)(n)(r)	Lending Club	4/17/2025	3,620	3,565	148
215286200.SRDLC, 25.99%, 4/4/2029 (a)(r)	Lending Club	4/08/2025	6,465	6,377	6,141
215353662.SRDLC, 10.74%, 3/28/2030 (a)(r)	Lending Club	4/01/2025	18,179	17,931	17,783
215398828.SRDLC, 29.99%, 4/16/2030 (a)(n)(r)	Lending Club	4/18/2025	25,000	24,625	2,620
215405112.SRDLC, 24.99%, 4/7/2028 (a)(r)	Lending Club	4/09/2025	880	868	825
215406828.SRDLC, 22.49%, 4/15/2027 (a)(r)	Lending Club	4/14/2025	4,364	4,314	4,216
215407811.SRDLC, 22.49%, 4/8/2027 (a)(r)	Lending Club	4/10/2025	2,647	2,616	2,556
215411978.SRDLC, 26.99%, 4/8/2028 (a)(r)	Lending Club	4/10/2025	8,837	8,721	8,239
215414520.SRDLC, 7.99%, 3/31/2027 (a)(r)	Lending Club	4/02/2025	5,433	5,374	5,375
215429543.SRDLC, 27.49%, 4/3/2029 (a)(n)(r)	Lending Club	4/07/2025	14,646	14,427	1,443
215431207.SRDLC, 28.99%, 4/4/2029 (a)(r)	Lending Club	4/08/2025	10,210	10,069	9,691
215448186.SRDLC, 32.39%, 4/7/2030 (a)(r)	Lending Club	4/09/2025	10,995	10,838	10,376
215448621.SRDLC, 21.49%, 4/3/2028 (a)(n)(r)	Lending Club	4/07/2025	4,812	4,744	4,553
215454556.SRDLC, 20.99%, 4/3/2028 (a)(r)	Lending Club	4/07/2025	1,572	1,552	1,483
215455894.SRDLC, 26.49%, 4/3/2030 (a)(r)	Lending Club	4/07/2025	13,276	13,088	12,563
215472192.SRDLC, 24.49%, 4/4/2028 (a)(r)	Lending Club	4/08/2025	8,289	8,182	7,760
215472440.SRDLC, 24.99%, 4/16/2028 (a)(r)	Lending Club	4/14/2025	5,310	5,240	4,999
215479965.SRDLC, 23.99%, 4/7/2027 (a)(r)	Lending Club	4/09/2025	3,170	3,134	3,061
215486949.SRDLC, 28.49%, 4/7/2030 (a)(r)	Lending Club	4/09/2025	11,617	11,443	7,258
215495077.SRDLC, 21.49%, 4/7/2027 (a)(r)	Lending Club	4/09/2025	2,383	2,355	2,299
215495208.SRDLC, 24.99%, 4/7/2029 (a)(r)	Lending Club	4/09/2025	9,218	9,092	8,763
215497951.SRDLC, 20.99%, 4/8/2030 (a)(n)(r)	Lending Club	4/10/2025	9,807	9,660	731
215516977.SRDLC, 29.99%, 3/25/2029 (a)(n)(r)	Lending Club	4/09/2025	6,001	5,918	5,802
215522497.SRDLC, 23.49%, 4/18/2029 (a)(r)	Lending Club	4/15/2025	18,491	18,237	17,703
215527767.SRDLC, 30.99%, 4/9/2030 (a)(r)	Lending Club	4/11/2025	19,089	18,815	18,048
215528873.SRDLC, 24.49%, 4/7/2028 (a)(r)	Lending Club	4/09/2025	8,795	8,681	8,240
215555509.SRDLC, 14.99%, 4/28/2028 (a)(r)	Lending Club	4/16/2025	22,549	22,213	21,673
215562293.SRDLC, 30.99%, 4/8/2028 (a)(r)	Lending Club	4/10/2025	8,011	7,905	7,463
215565817.SRDLC, 28.49%, 4/19/2030 (a)(r)	Lending Club	4/16/2025	9,552	9,416	9,099
215572399.SRDLC, 19.49%, 4/21/2028 (a)(r)	Lending Club	4/23/2025	7,721	7,618	7,326
215576256.SRDLC, 25.49%, 4/21/2029 (a)(r)	Lending Club	4/23/2025	11,074	10,921	10,603
215577085.SRDLC, 26.99%, 4/18/2029 (a)(n)(r)	Lending Club	4/17/2025	23,085	22,765	22,053
215594160.SRDLC, 27.49%, 4/9/2028 (a)(n)(r)	Lending Club	4/11/2025	5,893	5,806	4,207
215595722.SRDLC, 20.49%, 4/9/2028 (a)(r)	Lending Club	4/11/2025	5,236	5,168	4,949
215599208.SRDLC, 31.89%, 4/9/2029 (a)(r)	Lending Club	4/11/2025	13,986	13,792	13,299
215602457.SRDLC, 13.99%, 4/21/2027 (a)(r)	Lending Club	4/23/2025	3,102	3,066	3,026
215615442.SRDLC, 25.49%, 4/10/2028 (a)(r)	Lending Club	4/14/2025	9,693	9,566	9,099
215618762.SRDLC, 28.99%, 4/9/2027 (a)(r)	Lending Club	4/11/2025	3,204	3,166	3,089
215619495.SRDLC, 30.99%, 4/9/2028 (a)(n)(r)	Lending Club	4/11/2025	2,229	2,195	558
215620033.SRDLC, 25.99%, 4/9/2029 (a)(r)	Lending Club	4/11/2025	8,313	8,199	7,909
215620259.SRDLC, 24.49%, 4/25/2028 (a)(r)	Lending Club	4/14/2025	20,043	19,780	18,892
215621317.SRDLC, 25.99%, 4/9/2030 (a)(n)(r)	Lending Club	4/11/2025	7,947	7,835	7,536
215622279.SRDLC, 22.49%, 4/9/2029 (a)(n)(r)	Lending Club	4/11/2025	22,377	22,042	12,930

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	101

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
215627056.SRDLC, 21.49%, 4/10/2028 (a)(r)	Lending Club	4/14/2025	$8,354	$8,246	$7,904
215635089.SRDLC, 17.49%, 4/14/2029 (a)(r)	Lending Club	4/16/2025	5,912	5,832	5,667
215641184.SRDLC, 26.49%, 4/15/2030 (a)(r)	Lending Club	4/17/2025	18,966	18,696	18,041
215650477.SRDLC, 23.99%, 4/10/2029 (a)(r)	Lending Club	4/14/2025	2,761	2,724	2,632
215665074.SRDLC, 25.49%, 4/10/2028 (a)(r)	Lending Club	4/14/2025	11,455	11,306	10,753
215670875.SRDLC, 20.99%, 4/10/2028 (a)(r)	Lending Club	4/14/2025	1,572	1,552	1,487
215671582.SRDLC, 23.99%, 4/10/2028 (a)(r)	Lending Club	4/14/2025	1,757	1,734	1,650
215689206.SRDLC, 22.99%, 5/5/2027 (a)(r)	Lending Club	5/07/2025	4,137	4,088	3,981
215689992.SRDLC, 21.49%, 4/15/2028 (a)(r)	Lending Club	4/14/2025	8,744	8,630	8,285
215690065.SRDLC, 25.49%, 4/10/2027 (a)(r)	Lending Club	4/14/2025	1,590	1,572	1,537
215691157.SRDLC, 17.49%, 4/16/2029 (a)(r)	Lending Club	4/18/2025	22,739	22,431	21,739
215691751.SRDLC, 26.49%, 4/11/2029 (a)(r)	Lending Club	4/15/2025	7,211	7,111	6,873
215706222.SRDLC, 28.99%, 4/26/2027 (a)(r)	Lending Club	4/15/2025	15,883	15,697	15,299
215711748.SRDLC, 29.99%, 4/16/2030 (a)(r)	Lending Club	4/18/2025	22,872	22,546	21,730
215714134.SRDLC, 12.99%, 4/18/2027 (a)(r)	Lending Club	4/22/2025	6,170	6,099	6,018
215734274.SRDLC, 15.99%, 4/21/2028 (a)(r)	Lending Club	4/21/2025	4,921	4,857	4,714
215735163.SRDLC, 19.99%, 4/16/2028 (a)(r)	Lending Club	4/18/2025	5,666	5,593	5,370
215739221.SRDLC, 20.99%, 4/22/2030 (a)(r)	Lending Club	4/24/2025	23,017	22,672	21,992
215740774.SRDLC, 31.49%, 4/15/2030 (a)(r)	Lending Club	4/17/2025	19,099	18,826	18,127
215751828.SRDLC, 14.99%, 4/14/2028 (a)(r)	Lending Club	4/16/2025	6,039	5,962	5,768
215753200.SRDLC, 22.49%, 4/23/2028 (a)(r)	Lending Club	4/23/2025	8,762	8,643	8,342
215757024.SRDLC, 17.49%, 4/14/2029 (a)(r)	Lending Club	4/16/2025	18,324	18,076	17,516
215758173.SRDLC, 22.99%, 4/14/2027 (a)(n)(r)	Lending Club	4/16/2025	1,295	1,276	316
215761636.SRDLC, 21.99%, 4/14/2027 (a)(r)	Lending Club	4/16/2025	2,762	2,730	2,672
215763554.SRDLC, 21.49%, 4/20/2027 (a)(r)	Lending Club	4/16/2025	3,170	3,133	3,065
215767321.SRDLC, 21.49%, 4/14/2027 (a)(r)	Lending Club	4/16/2025	8,673	8,572	8,390
215768395.SRDLC, 28.99%, 4/14/2027 (a)(r)	Lending Club	4/16/2025	4,004	3,957	3,869
215771320.SRDLC, 25.99%, 4/14/2029 (a)(r)	Lending Club	4/16/2025	16,626	16,397	15,859
215775210.SRDLC, 17.99%, 4/14/2027 (a)(r)	Lending Club	4/16/2025	3,022	2,987	2,945
215780420.SRDLC, 23.99%, 4/21/2029 (a)(r)	Lending Club	4/23/2025	9,205	9,078	8,814
215791974.SRDLC, 30.99%, 8/16/2028 (a)(r)	Lending Club	4/18/2025	3,209	3,162	3,008
215802518.SRDLC, 15.99%, 4/21/2028 (a)(r)	Lending Club	4/23/2025	17,984	17,752	17,207
215812822.SRDLC, 21.49%, 4/17/2027 (a)(r)	Lending Club	4/21/2025	2,365	2,338	2,291
215828649.SRDLC, 25.49%, 4/18/2029 (a)(r)	Lending Club	4/22/2025	8,860	8,737	8,476
215829947.SRDLC, 24.99%, 4/30/2028 (a)(n)(r)	Lending Club	4/23/2025	14,958	14,750	14,005
215831152.SRDLC, 24.99%, 5/5/2029 (a)(r)	Lending Club	4/23/2025	23,203	22,869	21,932
215832959.SRDLC, 32.39%, 4/17/2030 (a)(r)	Lending Club	4/21/2025	9,943	9,800	9,461
215849077.SRDLC, 26.99%, 4/22/2029 (a)(n)(r)	Lending Club	4/24/2025	5,526	5,449	5,300
215851523.SRDLC, 25.99%, 4/18/2028 (a)(r)	Lending Club	4/22/2025	18,434	18,192	17,368
215871655.SRDLC, 31.89%, 4/29/2029 (a)(r)	Lending Club	5/01/2025	5,594	5,516	5,389
215902056.SRDLC, 32.39%, 4/25/2030 (a)(r)	Lending Club	4/29/2025	13,365	13,174	12,786
215912336.SRDLC, 30.99%, 4/21/2029 (a)(r)	Lending Club	4/23/2025	13,420	13,232	12,858
215921166.SRDLC, 23.49%, 4/21/2028 (a)(r)	Lending Club	4/23/2025	14,484	14,294	13,661
215925906.SRDLC, 19.99%, 4/21/2028 (a)(n)(r)	Lending Club	4/23/2025	12,395	12,209	2,029
215962292.SRDLC, 32.39%, 4/22/2030 (a)(r)	Lending Club	4/24/2025	15,775	15,549	15,043
215970905.SRDLC, 24.99%, 4/22/2028 (a)(r)	Lending Club	4/24/2025	3,476	3,430	3,291
215973920.SRDLC, 24.49%, 4/22/2028 (a)(n)(r)	Lending Club	4/24/2025	10,498	10,359	9,901
215975238.SRDLC, 24.99%, 4/25/2028 (a)(r)	Lending Club	4/29/2025	2,198	2,170	2,078
215993752.SRDLC, 19.99%, 4/23/2028 (a)(r)	Lending Club	4/25/2025	5,231	5,162	4,971
216006676.SRDLC, 13.99%, 4/10/2027 (a)(n)(r)	Lending Club	4/25/2025	8,474	8,377	8,255
216011027.SRDLC, 26.99%, 4/10/2029 (a)(n)(r)	Lending Club	4/25/2025	22,857	22,539	21,913
216024587.SRDLC, 20.49%, 4/24/2027 (a)(r)	Lending Club	4/28/2025	8,889	8,784	8,633

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

102	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
216030434.SRDLC, 23.49%, 4/24/2029 (a)(r)	Lending Club	4/28/2025	$4,414	$4,354	$4,237
216030556.SRDLC, 22.99%, 4/28/2027 (a)(r)	Lending Club	4/30/2025	15,819	15,631	15,380
216037317.SRDLC, 32.39%, 4/24/2030 (a)(r)	Lending Club	4/28/2025	19,121	18,846	18,282
216037590.SRDLC, 14.99%, 4/24/2028 (a)(r)	Lending Club	4/28/2025	17,255	17,032	16,530
216054791.SRDLC, 21.49%, 4/30/2027 (a)(r)	Lending Club	5/02/2025	14,980	14,802	14,550
216072382.SRDLC, 24.99%, 5/12/2028 (a)(r)	Lending Club	5/14/2025	21,632	21,343	20,338
216074413.SRDLC, 19.99%, 4/28/2028 (a)(r)	Lending Club	4/30/2025	3,138	3,097	2,988
216079218.SRDLC, 25.99%, 4/25/2028 (a)(n)(r)	Lending Club	4/29/2025	13,467	13,278	12,726
216089527.SRDLC, 30.99%, 4/28/2029 (a)(r)	Lending Club	4/30/2025	12,105	11,931	11,654
216098294.SRDLC, 23.49%, 4/28/2028 (a)(n)(r)	Lending Club	4/30/2025	3,379	3,334	3,198
216101002.SRDLC, 22.49%, 4/28/2027 (a)(r)	Lending Club	4/30/2025	1,976	1,947	1,917
216109214.SRDLC, 27.99%, 4/28/2029 (a)(r)	Lending Club	4/30/2025	23,168	22,845	22,312
216113835.SRDLC, 24.99%, 4/28/2028 (a)(r)	Lending Club	4/30/2025	7,395	7,297	6,996
216124068.SRDLC, 25.99%, 4/28/2028 (a)(r)	Lending Club	4/30/2025	8,467	8,355	8,010
216130245.SRDLC, 25.49%, 4/28/2028 (a)(r)	Lending Club	4/30/2025	4,670	4,608	4,418
216135412.SRDLC, 31.99%, 4/29/2030 (a)(r)	Lending Club	5/01/2025	10,511	10,360	10,072
216135643.SRDLC, 27.49%, 4/28/2028 (a)(n)(r)	Lending Club	4/30/2025	9,630	9,502	9,086
216140459.SRDLC, 28.49%, 4/28/2030 (a)(r)	Lending Club	4/30/2025	9,501	9,365	9,102
216146970.SRDLC, 20.49%, 4/29/2028 (a)(r)	Lending Club	5/01/2025	4,189	4,134	4,000
216148831.SRDLC, 21.99%, 4/29/2027 (a)(r)	Lending Club	5/01/2025	1,894	1,872	1,839
216169944.SRDLC, 21.49%, 4/29/2028 (a)(r)	Lending Club	5/01/2025	9,181	9,060	8,744
216172533.SRDLC, 26.49%, 5/12/2030 (a)(n)(r)	Lending Club	5/07/2025	12,675	12,485	2,902
216175719.SRDLC, 21.49%, 4/30/2028 (a)(r)	Lending Club	5/02/2025	10,500	10,360	10,044
216179664.SRDLC, 28.49%, 4/30/2030 (a)(n)(r)	Lending Club	5/02/2025	12,588	12,408	12,118
216194405.SRDLC, 15.00%, 10/30/2030 (a)(r)	Lending Club	5/02/2025	11,819	11,651	11,136
216276686.SRDLC, 22.49%, 5/5/2028 (a)(r)	Lending Club	5/07/2025	17,506	17,274	16,542
216278094.SRDLC, 22.49%, 5/21/2028 (a)(r)	Lending Club	5/23/2025	5,447	5,373	5,298
216314938.SRDLC, 22.99%, 5/5/2029 (a)(r)	Lending Club	5/07/2025	6,998	6,901	6,647
216357280.SRDLC, 28.49%, 5/16/2030 (a)(r)	Lending Club	5/09/2025	5,709	5,627	5,401
216363385.SRDLC, 30.99%, 5/11/2029 (a)(r)	Lending Club	5/13/2025	4,253	4,193	4,054
216400222.SRDLC, 28.49%, 5/8/2030 (a)(r)	Lending Club	5/12/2025	11,036	10,878	10,441
216409347.SRDLC, 21.49%, 12/15/2028 (a)(n)(r)	Lending Club	5/13/2025	14,986	14,765	12,351
216433429.SRDLC, 22.99%, 5/12/2028 (a)(r)	Lending Club	5/14/2025	7,188	7,092	6,760
216459497.SRDLC, 24.49%, 5/14/2030 (a)(r)	Lending Club	5/16/2025	18,103	17,842	17,215
216493334.SRDLC, 29.49%, 5/19/2029 (a)(r)	Lending Club	5/21/2025	1,412	1,392	1,351
216495692.SRDLC, 24.49%, 5/5/2028 (a)(r)	Lending Club	5/21/2025	8,876	8,757	8,362
216500048.SRDLC, 29.49%, 5/22/2028 (a)(n)(r)	Lending Club	5/27/2025	4,304	4,245	4,049
216507333.SRDLC, 27.49%, 5/13/2030 (a)(r)	Lending Club	5/15/2025	19,653	19,372	18,653
216509989.SRDLC, 31.99%, 5/16/2030 (a)(r)	Lending Club	5/20/2025	24,087	23,738	22,898
216513499.SRDLC, 30.99%, 5/21/2028 (a)(r)	Lending Club	5/23/2025	13,644	13,459	12,816
216546444.SRDLC, 20.99%, 5/19/2028 (a)(r)	Lending Club	5/21/2025	8,054	7,946	7,655
216549408.SRDLC, 30.99%, 5/25/2029 (a)(r)	Lending Club	5/22/2025	8,329	8,213	8,003
216574912.SRDLC, 29.49%, 5/21/2030 (a)(r)	Lending Club	5/23/2025	4,804	4,735	4579
216576368.SRDLC, 28.49%, 5/20/2029 (a)(r)	Lending Club	5/22/2025	5,638	5,560	5,399
216597744.SRDLC, 19.49%, 5/20/2028 (a)(r)	Lending Club	5/22/2025	14,739	14,543	14,013
216606307.SRDLC, 20.99%, 5/20/2027 (a)(r)	Lending Club	5/22/2025	1,649	1,628	1,595
216608112.SRDLC, 24.99%, 5/20/2029 (a)(r)	Lending Club	5/22/2025	18,715	18,451	17,914
216619026.SRDLC, 27.49%, 5/21/2028 (a)(n)(r)	Lending Club	5/23/2025	5,228	5,157	4,912
216632056.SRDLC, 22.99%, 5/21/2027 (a)(r)	Lending Club	5/23/2025	1,655	1,635	1,600
216632259.SRDLC, 19.49%, 5/21/2028 (a)(r)	Lending Club	5/23/2025	10,273	10,136	9,770
216632552.SRDLC, 28.99%, 5/21/2027 (a)(r)	Lending Club	5/23/2025	6,689	6,606	6,455
216636792.SRDLC, 22.49%, 5/21/2028 (a)(r)	Lending Club	5/23/2025	4,937	4,871	4,694

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	103

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
216640717.SRDLC, 21.99%, 5/21/2027 (a)(r)	Lending Club	5/23/2025	$2,012	$1,987	$1,947
216641619.SRDLC, 19.49%, 5/21/2028 (a)(r)	Lending Club	5/23/2025	19,116	18,861	18,181
216645165.SRDLC, 21.49%, 5/21/2027 (a)(r)	Lending Club	5/23/2025	18,898	18,667	18,284
216652539.SRDLC, 30.99%, 5/21/2028 (a)(r)	Lending Club	5/23/2025	4,366	4,307	4,101
216673939.SRDLC, 31.89%, 5/21/2029 (a)(r)	Lending Club	5/23/2025	12,278	12,104	11,765
216674455.SRDLC, 26.49%, 5/22/2027 (a)(r)	Lending Club	5/27/2025	5,828	5,755	5,639
216676788.SRDLC, 26.99%, 5/21/2029 (a)(n)(r)	Lending Club	5/23/2025	9,303	9,172	8,910
216691553.SRDLC, 14.99%, 5/23/2028 (a)(r)	Lending Club	5/28/2025	5,961	5,882	5,720
216700823.SRDLC, 29.49%, 5/31/2030 (a)(n)(r)	Lending Club	5/27/2025	11,627	11,459	10,985
216701991.SRDLC, 25.99%, 5/23/2029 (a)(r)	Lending Club	5/28/2025	6,558	6,466	6,292
216703118.SRDLC, 29.99%, 5/27/2030 (a)(r)	Lending Club	5/23/2025	4,433	4,369	4,293
216714253.SRDLC, 32.39%, 5/23/2030 (a)(n)(r)	Lending Club	5/28/2025	14,416	14,209	13,777
217862569.SRDLC, 28.99%, 7/2/2027 (a)(r)	Lending Club	7/07/2025	2,712	2,682	2,596
217872765.SRDLC, 22.49%, 7/2/2028 (a)(r)	Lending Club	7/07/2025	7,236	7,153	6,900
218035840.SRDLC, 26.99%, 7/24/2029 (a)(r)	Lending Club	7/11/2025	14,524	14,353	13,933
218157462.SRDLC, 31.89%, 7/14/2029 (a)(r)	Lending Club	7/16/2025	9,700	9,582	9,318
218230325.SRDLC, 24.99%, 7/15/2029 (a)(r)	Lending Club	7/17/2025	15,396	15,212	14,771
218265887.SRDLC, 20.99%, 8/15/2028 (a)(r)	Lending Club	8/18/2025	11,511	11,375	11,096
218288603.SRDLC, 25.99%, 7/21/2030 (a)(r)	Lending Club	7/23/2025	24,366	24,069	23,409
218305094.SRDLC, 21.49%, 8/17/2028 (a)(r)	Lending Club	8/18/2025	7,211	7,125	7,003
218466628.SRDLC, 24.49%, 8/11/2030 (a)(r)	Lending Club	8/13/2025	14,726	14,545	14,149
218557670.SRDLC, 25.49%, 8/14/2028 (a)(r)	Lending Club	8/18/2025	3,848	3,802	3,688
218592099.SRDLC, 14.99%, 8/7/2028 (a)(r)	Lending Club	8/11/2025	13,375	13,218	12,947
218610586.SRDLC, 32.39%, 8/25/2030 (a)(r)	Lending Club	8/20/2025	10,323	10,197	9,987
218627863.SRDLC, 30.49%, 8/11/2030 (a)(r)	Lending Club	8/13/2025	13,794	13,625	13,278
218628338.SRDLC, 22.99%, 8/18/2027 (a)(r)	Lending Club	8/20/2025	13,994	13,833	13,571
218707975.SRDLC, 25.99%, 8/14/2028 (a)(r)	Lending Club	8/18/2025	9,623	9,508	9,223
218783194.SRDLC, 27.49%, 8/8/2030 (a)(r)	Lending Club	8/12/2025	18,353	18,124	17,666
218814979.SRDLC, 24.99%, 8/14/2027 (a)(r)	Lending Club	8/18/2025	4,671	4,617	4,525
218822427.SRDLC, 29.99%, 8/12/2030 (a)(r)	Lending Club	8/14/2025	24,628	24,325	23,569
218825977.SRDLC, 27.99%, 8/15/2029 (a)(r)	Lending Club	8/19/2025	19,534	19,296	18,807
218832046.SRDLC, 19.99%, 8/14/2030 (a)(r)	Lending Club	8/18/2025	24,504	24,205	23,698
218844148.SRDLC, 13.99%, 8/18/2028 (a)(r)	Lending Club	8/20/2025	9,547	9,434	9,265
218853362.SRDLC, 13.99%, 8/14/2027 (a)(r)	Lending Club	8/18/2025	8,318	8,224	8,131
218869541.SRDLC, 31.89%, 8/14/2029 (a)(r)	Lending Club	8/18/2025	14,544	14,366	13,981
218882070.SRDLC, 19.99%, 8/7/2028 (a)(r)	Lending Club	8/11/2025	4,793	4,737	4,607
218897102.SRDLC, 19.49%, 8/8/2027 (a)(n)(r)	Lending Club	8/12/2025	6,930	6,851	6,724
218899765.SRDLC, 20.99%, 8/14/2030 (a)(r)	Lending Club	8/18/2025	10,788	10,656	10,431
218904990.SRDLC, 12.99%, 8/15/2028 (a)(r)	Lending Club	8/18/2025	9,544	9,431	9,313
218909779.SRDLC, 12.99%, 8/18/2027 (a)(r)	Lending Club	8/20/2025	2,651	2,620	2,593
218921412.SRDLC, 16.99%, 8/8/2028 (a)(r)	Lending Club	8/12/2025	1,722	1,702	1,667
218928497.SRDLC, 32.39%, 8/13/2030 (a)(r)	Lending Club	8/15/2025	6,410	6,331	6,136
218934438.SRDLC, 18.99%, 8/11/2029 (a)(r)	Lending Club	8/13/2025	9,716	9,599	9,425
218943132.SRDLC, 14.99%, 8/11/2027 (a)(r)	Lending Club	8/13/2025	4,638	4,585	4,530
218944787.SRDLC, 28.49%, 8/11/2028 (a)(r)	Lending Club	8/13/2025	6,265	6,190	5,954
218946762.SRDLC, 19.49%, 8/14/2027 (a)(r)	Lending Club	8/18/2025	13,029	12,880	12,657
218950535.SRDLC, 30.99%, 9/16/2029 (a)(r)	Lending Club	9/18/2025	4,501	4,446	4,358
218950743.SRDLC, 31.99%, 8/18/2030 (a)(r)	Lending Club	8/20/2025	11,832	11,686	11,366
218956336.SRDLC, 21.49%, 8/1/2028 (a)(r)	Lending Club	8/18/2025	15,227	15,046	14,662
218957229.SRDLC, 23.49%, 8/11/2028 (a)(r)	Lending Club	8/13/2025	9,608	9,494	9,192
218978053.SRDLC, 20.99%, 8/11/2028 (a)(r)	Lending Club	8/13/2025	5,756	5,688	5,536
218988451.SRDLC, 26.49%, 8/11/2030 (a)(r)	Lending Club	8/13/2025	13,277	13,115	12,754

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

104	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
218994142.SRDLC, 28.49%, 8/18/2028 (a)(r)	Lending Club	8/20/2025	$14,457	$14,284	$13,801
219001398.SRDLC, 20.99%, 8/12/2029 (a)(r)	Lending Club	8/14/2025	7,296	7,208	7,078
219003790.SRDLC, 24.49%, 8/25/2030 (a)(r)	Lending Club	8/18/2025	21,784	21,518	21,126
219011690.SRDLC, 18.49%, 8/15/2028 (a)(r)	Lending Club	8/15/2025	5,749	5,681	5,603
219012908.SRDLC, 31.99%, 8/3/2030 (a)(r)	Lending Club	8/18/2025	14,644	14,464	13,934
219026308.SRDLC, 25.49%, 8/13/2029 (a)(r)	Lending Club	8/15/2025	4,877	4,818	4,693
219028982.SRDLC, 16.99%, 8/14/2027 (a)(r)	Lending Club	8/18/2025	1,393	1,377	1,362
219031131.SRDLC, 25.99%, 8/15/2030 (a)(r)	Lending Club	8/19/2025	22,615	22,338	21,788
219039741.SRDLC, 21.99%, 8/15/2028 (a)(r)	Lending Club	8/18/2025	1,921	1,898	1,866
219042284.SRDLC, 26.49%, 8/15/2027 (a)(r)	Lending Club	8/19/2025	11,222	11,093	10,873
219045075.SRDLC, 14.99%, 8/14/2027 (a)(n)(r)	Lending Club	8/18/2025	2,309	2,281	2,256
219045815.SRDLC, 27.49%, 8/14/2027 (a)(r)	Lending Club	8/18/2025	11,230	11,100	10,841
219047410.SRDLC, 24.99%, 8/1/2028 (a)(r)	Lending Club	8/18/2025	9,617	9,503	9,170
219048495.SRDLC, 28.49%, 8/14/2029 (a)(r)	Lending Club	8/18/2025	15,090	14,905	14,511
219048763.SRDLC, 22.99%, 8/14/2027 (a)(r)	Lending Club	8/18/2025	2,798	2,766	2,712
219049027.SRDLC, 30.99%, 8/14/2028 (a)(r)	Lending Club	8/18/2025	6,757	6,675	6,438
219049569.SRDLC, 18.49%, 8/14/2029 (a)(r)	Lending Club	8/18/2025	1,817	1,795	1,762
219049738.SRDLC, 22.49%, 8/14/2028 (a)(r)	Lending Club	8/18/2025	6,241	6,167	6,013
219050106.SRDLC, 23.49%, 8/14/2028 (a)(r)	Lending Club	8/18/2025	4,612	4,557	4,422
219051018.SRDLC, 30.49%, 8/14/2030 (a)(r)	Lending Club	8/18/2025	10,799	10,666	10,359
219051998.SRDLC, 19.49%, 8/18/2027 (a)(r)	Lending Club	8/20/2025	931	920	905
219052242.SRDLC, 14.49%, 8/14/2029 (a)(n)(r)	Lending Club	8/18/2025	11,519	11,375	6,241
219053567.SRDLC, 17.49%, 8/14/2028 (a)(r)	Lending Club	8/18/2025	14,356	14,186	13,917
219058440.SRDLC, 27.49%, 8/14/2029 (a)(r)	Lending Club	8/18/2025	2,929	2,894	2,819
219058853.SRDLC, 20.99%, 8/14/2028 (a)(r)	Lending Club	8/18/2025	23,982	23,697	23,109
219061582.SRDLC, 30.99%, 8/14/2030 (a)(r)	Lending Club	8/18/2025	5,913	5,840	5,673
219062888.SRDLC, 22.99%, 8/14/2029 (a)(r)	Lending Club	8/18/2025	18,954	18,725	18,271
219063396.SRDLC, 32.39%, 8/14/2030 (a)(r)	Lending Club	8/18/2025	9,368	9,253	8,986
219063436.SRDLC, 14.99%, 8/15/2028 (a)(r)	Lending Club	8/19/2025	5,732	5,664	5,560
219063445.SRDLC, 22.99%, 8/18/2029 (a)(r)	Lending Club	8/20/2025	11,688	11,546	11,280
219064147.SRDLC, 23.99%, 8/14/2027 (a)(n)(r)	Lending Club	8/18/2025	2,998	2,964	2,907
219064168.SRDLC, 30.99%, 8/14/2028 (a)(r)	Lending Club	8/18/2025	2,896	2,861	2,759
219064419.SRDLC, 25.99%, 8/14/2028 (a)(r)	Lending Club	8/18/2025	1,347	1,331	1,291
219064593.SRDLC, 24.49%, 8/22/2029 (a)(r)	Lending Club	8/18/2025	6,273	6,197	6,107
219066826.SRDLC, 27.49%, 8/14/2027 (a)(r)	Lending Club	8/18/2025	1,872	1,850	1,807
219067071.SRDLC, 25.49%, 7/31/2030 (a)(n)(r)	Lending Club	8/18/2025	17,364	17,147	16,719
219067104.SRDLC, 20.99%, 8/5/2028 (a)(r)	Lending Club	8/18/2025	5,724	5,656	5,513
219067752.SRDLC, 25.49%, 8/14/2030 (a)(r)	Lending Club	8/18/2025	9,732	9,613	9,372
219069160.SRDLC, 23.99%, 8/14/2028 (a)(r)	Lending Club	8/18/2025	9,587	9,474	9,190
219070840.SRDLC, 32.39%, 8/14/2030 (a)(r)	Lending Club	8/18/2025	7,692	7,597	7,378
219071201.SRDLC, 32.39%, 8/14/2030 (a)(r)	Lending Club	8/18/2025	5,966	5,893	5,723
219071520.SRDLC, 21.49%, 8/20/2028 (a)(r)	Lending Club	8/20/2025	7,687	7,595	7,472
219072736.SRDLC, 24.99%, 8/26/2028 (a)(r)	Lending Club	8/18/2025	11,643	11,505	11,275
219075003.SRDLC, 16.99%, 8/14/2027 (a)(r)	Lending Club	8/18/2025	6,503	6,428	6,354
219075762.SRDLC, 22.49%, 8/14/2029 (a)(r)	Lending Club	8/18/2025	1,947	1,924	1,891
219076157.SRDLC, 18.49%, 8/14/2027 (a)(r)	Lending Club	8/18/2025	6,510	6,435	6,360
219076967.SRDLC, 30.99%, 8/18/2029 (a)(r)	Lending Club	8/20/2025	3,228	3,189	3,109
219077423.SRDLC, 12.99%, 8/14/2028 (a)(r)	Lending Club	8/18/2025	2,385	2,357	2,313
219077556.SRDLC, 26.49%, 8/14/2028 (a)(r)	Lending Club	8/18/2025	4,236	4,185	4,059
219079960.SRDLC, 22.49%, 8/14/2029 (a)(r)	Lending Club	8/18/2025	4,284	4,232	4,160
219080388.SRDLC, 27.49%, 8/14/2028 (a)(r)	Lending Club	8/18/2025	13,485	13,324	12,857
219081471.SRDLC, 23.99%, 8/15/2028 (a)(r)	Lending Club	8/19/2025	19,223	18,994	18,437

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	105

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
219081678.SRDLC, 23.49%, 8/14/2030 (a)(r)	Lending Club	8/18/2025	$15,172	$14,987	$14,615
219084783.SRDLC, 18.99%, 8/14/2028 (a)(r)	Lending Club	8/18/2025	1,916	1,893	1,847
219087127.SRDLC, 32.39%, 8/14/2030 (a)(r)	Lending Club	8/18/2025	4,931	4,870	4,729
219087701.SRDLC, 29.99%, 8/14/2028 (a)(r)	Lending Club	8/18/2025	965	953	919
219089581.SRDLC, 21.49%, 8/14/2028 (a)(r)	Lending Club	8/18/2025	2,879	2,845	2,774
219090131.SRDLC, 16.99%, 8/14/2027 (a)(r)	Lending Club	8/18/2025	3,344	3,306	3,268
219090670.SRDLC, 19.49%, 8/15/2029 (a)(r)	Lending Club	8/19/2025	7,776	7,682	7,556
219092147.SRDLC, 10.99%, 8/14/2028 (a)(r)	Lending Club	8/18/2025	5,573	5,507	5,406
219092190.SRDLC, 18.99%, 8/18/2027 (a)(r)	Lending Club	8/20/2025	3,721	3,679	3,617
219093798.SRDLC, 29.99%, 8/15/2028 (a)(n)(r)	Lending Club	8/19/2025	11,526	11,387	10,988
219094539.SRDLC, 21.49%, 8/14/2027 (a)(r)	Lending Club	8/18/2025	8,304	8,209	8,073
219094923.SRDLC, 32.39%, 8/15/2030 (a)(r)	Lending Club	8/19/2025	13,806	13,636	13,252
219095081.SRDLC, 27.49%, 8/25/2028 (a)(r)	Lending Club	8/18/2025	4,859	4,801	4,685
219095118.SRDLC, 28.49%, 8/14/2029 (a)(r)	Lending Club	8/18/2025	977	965	940
219095468.SRDLC, 25.49%, 8/14/2028 (a)(n)(r)	Lending Club	8/18/2025	6,824	6,739	4,371
219096204.SRDLC, 24.49%, 8/14/2027 (a)(r)	Lending Club	8/18/2025	1,401	1,385	1,357
219098034.SRDLC, 23.49%, 8/15/2028 (a)(r)	Lending Club	8/19/2025	9,608	9,494	9,216
219100461.SRDLC, 24.99%, 8/14/2029 (a)(r)	Lending Club	8/18/2025	4,875	4,816	4,699
219103106.SRDLC, 24.99%, 8/15/2028 (a)(r)	Lending Club	8/19/2025	9,617	9,503	9,223
219103155.SRDLC, 22.99%, 8/17/2027 (a)(r)	Lending Club	8/19/2025	3,737	3,694	3,639
219104028.SRDLC, 25.99%, 8/15/2030 (a)(n)(r)	Lending Club	8/19/2025	8,843	8,734	8,519
219104175.SRDLC, 15.99%, 8/15/2027 (a)(r)	Lending Club	8/19/2025	3,713	3,671	3,629
219104614.SRDLC, 19.99%, 8/15/2028 (a)(r)	Lending Club	8/19/2025	5,752	5,684	5,545
219106456.SRDLC, 25.49%, 8/15/2028 (a)(r)	Lending Club	8/19/2025	4,810	4,753	4,613
219106811.SRDLC, 30.99%, 8/15/2028 (a)(r)	Lending Club	8/19/2025	6,755	6,674	6,441
219109620.SRDLC, 29.24%, 8/15/2031 (a)(r)	Lending Club	8/19/2025	24,735	24,430	23,698
219111881.SRDLC, 11.99%, 8/15/2027 (a)(r)	Lending Club	8/19/2025	2,314	2,287	2,262
219112219.SRDLC, 21.99%, 8/15/2028 (a)(r)	Lending Club	8/19/2025	4,800	4,742	4,626
219112385.SRDLC, 24.49%, 8/15/2027 (a)(r)	Lending Club	8/19/2025	5,136	5,077	4,978
219114148.SRDLC, 26.99%, 8/15/2030 (a)(r)	Lending Club	8/19/2025	5,902	5,830	5,670
219114928.SRDLC, 17.49%, 8/15/2027 (a)(r)	Lending Club	8/19/2025	929	919	908
219118114.SRDLC, 31.89%, 8/18/2029 (a)(n)(r)	Lending Club	8/20/2025	9,760	9,640	9,398
219119583.SRDLC, 19.99%, 8/15/2028 (a)(r)	Lending Club	8/19/2025	11,504	11,367	11,090
219122519.SRDLC, 15.99%, 8/18/2028 (a)(r)	Lending Club	8/20/2025	3,824	3,779	3,710
219123874.SRDLC, 20.99%, 8/15/2027 (a)(r)	Lending Club	8/19/2025	3,727	3,684	3,620
219125486.SRDLC, 20.49%, 8/15/2027 (a)(n)(r)	Lending Club	8/19/2025	3,062	3,027	2,975
219125537.SRDLC, 22.99%, 8/18/2029 (a)(r)	Lending Club	8/20/2025	5,303	5,239	5,116
219127450.SRDLC, 21.99%, 8/18/2028 (a)(r)	Lending Club	8/20/2025	10,079	9,959	9,720
219127888.SRDLC, 18.99%, 8/18/2028 (a)(r)	Lending Club	8/19/2025	9,596	9,482	9,326
219129646.SRDLC, 23.49%, 8/15/2029 (a)(r)	Lending Club	8/19/2025	3,897	3,850	3,759
219133220.SRDLC, 14.49%, 8/18/2029 (a)(r)	Lending Club	8/20/2025	11,626	11,486	11,283
219134376.SRDLC, 24.49%, 8/18/2027 (a)(r)	Lending Club	8/20/2025	2,802	2,769	2,716
219134514.SRDLC, 31.74%, 8/18/2031 (a)(r)	Lending Club	8/20/2025	17,826	17,606	17,086
219139724.SRDLC, 31.89%, 8/18/2029 (a)(n)(r)	Lending Club	8/20/2025	4,371	4,318	4,208
219140144.SRDLC, 21.99%, 8/18/2030 (a)(r)	Lending Club	8/20/2025	9,420	9,305	9,115
219140517.SRDLC, 22.49%, 8/18/2028 (a)(r)	Lending Club	8/20/2025	3,169	3,131	3,056
219140808.SRDLC, 22.74%, 8/18/2031 (a)(r)	Lending Club	8/20/2025	21,854	21,584	21,170
219141627.SRDLC, 20.49%, 8/18/2028 (a)(r)	Lending Club	8/20/2025	1,869	1,847	1,804
219142874.SRDLC, 21.49%, 8/18/2028 (a)(r)	Lending Club	8/20/2025	9,596	9,482	9,254
219144498.SRDLC, 22.49%, 8/18/2030 (a)(r)	Lending Club	8/20/2025	6,871	6,787	6,648
219146785.SRDLC, 29.24%, 8/18/2031 (a)(r)	Lending Club	8/20/2025	9,894	9,772	9,487
219148864.SRDLC, 28.99%, 8/18/2029 (a)(r)	Lending Club	8/20/2025	9,772	9,653	9,415

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

106	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
219149186.SRDLC, 25.99%, 8/18/2030 (a)(r)	Lending Club	8/20/2025	$6,391	$6,313	$6,161
219149297.SRDLC, 11.99%, 8/18/2028 (a)(r)	Lending Club	8/20/2025	10,487	10,363	10,178
219150453.SRDLC, 18.99%, 8/18/2027 (a)(r)	Lending Club	8/20/2025	2,791	2,759	2,713
219153428.SRDLC, 21.49%, 8/18/2028 (a)(r)	Lending Club	8/20/2025	12,520	12,371	12,171
219153855.SRDLC, 12.99%, 8/18/2028 (a)(r)	Lending Club	8/20/2025	14,310	14,141	13,888
219156162.SRDLC, 18.99%, 8/18/2028 (a)(n)(r)	Lending Club	8/20/2025	3,747	3,703	3,616
219156243.SRDLC, 11.99%, 8/5/2028 (a)(r)	Lending Club	8/20/2025	12,338	12,193	11,938
219158673.SRDLC, 28.99%, 8/18/2030 (a)(r)	Lending Club	8/20/2025	9,847	9,726	9,463
219159285.SRDLC, 23.99%, 8/18/2028 (a)(n)(r)	Lending Club	8/20/2025	4,816	4,759	4,666
219160250.SRDLC, 20.49%, 8/18/2028 (a)(r)	Lending Club	8/20/2025	7,602	7,511	7,329
219165956.SRDLC, 21.49%, 8/18/2028 (a)(r)	Lending Club	8/20/2025	5,758	5,689	5,553
219167691.SRDLC, 19.99%, 8/18/2028 (a)(r)	Lending Club	8/20/2025	4,602	4,547	4,438
219171094.SRDLC, 20.99%, 8/18/2029 (a)(r)	Lending Club	8/20/2025	20,916	20,663	20,330
219175387.SRDLC, 23.49%, 8/25/2027 (a)(r)	Lending Club	8/27/2025	2,723	2,692	2,647
219183170.SRDLC, 30.99%, 8/18/2029 (a)(r)	Lending Club	8/20/2025	10,173	10,049	9,799
219187672.SRDLC, 31.99%, 8/18/2030 (a)(r)	Lending Club	8/20/2025	9,860	9,738	9,472
219189840.SRDLC, 24.49%, 8/18/2027 (a)(r)	Lending Club	8/20/2025	5,594	5,529	5,423
219194604.SRDLC, 24.49%, 8/18/2028 (a)(r)	Lending Club	8/20/2025	5,288	5,225	5,075
219196643.SRDLC, 23.99%, 8/18/2028 (a)(r)	Lending Club	8/20/2025	24,029	23,740	23,060
219212159.SRDLC, 13.99%, 9/15/2028 (a)(n)(r)	Lending Club	9/17/2025	3,151	3,113	3,075
219365558.SRDLC, 24.24%, 9/15/2031 (a)(r)	Lending Club	9/17/2025	9,440	9,323	9,171
219450833.SRDLC, 15.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	3,326	3,286	3,242
219507311.SRDLC, 14.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	9,753	9,635	9,509
219540611.SRDLC, 22.74%, 9/16/2031 (a)(r)	Lending Club	9/18/2025	12,914	12,754	12,553
219556068.SRDLC, 18.49%, 9/17/2029 (a)(r)	Lending Club	9/19/2025	3,845	3,797	3,748
219581364.SRDLC, 30.49%, 9/16/2030 (a)(r)	Lending Club	9/18/2025	7,272	7,182	7,030
219581802.SRDLC, 24.49%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	4,922	4,862	4,817
219630701.SRDLC, 32.39%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	9,932	9,808	9,593
219638476.SRDLC, 25.49%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	15,866	15,670	15,380
219641949.SRDLC, 31.89%, 9/10/2029 (a)(r)	Lending Club	9/12/2025	10,884	10,750	10,496
219658416.SRDLC, 31.99%, 9/17/2030 (a)(r)	Lending Club	9/19/2025	24,827	24,519	24,013
219783648.SRDLC, 20.99%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	1,739	1,718	1,696
219809685.SRDLC, 16.99%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	23,743	23,451	23,100
219810511.SRDLC, 26.49%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	8,927	8,816	8,653
219820287.SRDLC, 10.99%, 9/9/2027 (a)(n)(r)	Lending Club	9/11/2025	7,000	6,918	6,902
219822427.SRDLC, 31.89%, 9/16/2029 (a)(r)	Lending Club	9/18/2025	14,842	14,659	14,368
219827694.SRDLC, 31.89%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	14,842	14,659	14,358
219828087.SRDLC, 13.99%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	12,527	12,379	12,274
219830383.SRDLC, 28.49%, 9/30/2028 (a)(n)(r)	Lending Club	9/19/2025	14,898	14,712	14,298
219831076.SRDLC, 22.49%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	5,392	5,326	5,235
219841149.SRDLC, 32.39%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	9,932	9,808	9,593
219844353.SRDLC, 29.49%, 9/16/2029 (a)(r)	Lending Club	9/18/2025	17,800	17,580	17,234
219848878.SRDLC, 28.99%, 9/17/2027 (a)(r)	Lending Club	9/19/2025	969	957	941
219858483.SRDLC, 17.99%, 9/16/2027 (a)(r)	Lending Club	9/18/2025	4,613	4,558	4,519
219860005.SRDLC, 28.99%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	5,570	5,504	5,406
219871215.SRDLC, 31.99%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	7,150	7,062	6,906
219874626.SRDLC, 25.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	6,870	6,786	6,646
219874833.SRDLC, 30.99%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	14,839	14,656	14,356
219889448.SRDLC, 26.49%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	5,398	5,333	5,225
219899280.SRDLC, 17.49%, 9/16/2027 (a)(r)	Lending Club	9/18/2025	2,895	2,860	2,836
219913461.SRDLC, 24.99%, 9/16/2027 (a)(r)	Lending Club	9/18/2025	4,837	4,780	4,711
219914145.SRDLC, 26.49%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	10,910	10,775	10,575

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	107

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
219914753.SRDLC, 29.99%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	$3,165	$3,126	$3,062
219921377.SRDLC, 22.49%, 9/25/2027 (a)(r)	Lending Club	9/29/2025	3,000	2,964	2,935
219926472.SRDLC, 28.49%, 9/16/2027 (a)(r)	Lending Club	9/18/2025	9,582	9,467	9,301
219934553.SRDLC, 21.99%, 9/30/2027 (a)(n)(r)	Lending Club	9/19/2025	5,619	5,551	5,484
219940223.SRDLC, 23.49%, 9/15/2027 (a)(n)(r)	Lending Club	9/17/2025	855	845	833
219941506.SRDLC, 25.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	981	969	949
219946026.SRDLC, 25.49%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	17,849	17,628	17,303
219946772.SRDLC, 22.49%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	9,666	9,551	9,428
219948557.SRDLC, 11.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	6,837	6,755	6,668
219953490.SRDLC, 15.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	24,454	24,158	23,841
219955913.SRDLC, 23.49%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	16,670	16,468	16,137
219957234.SRDLC, 23.49%, 9/12/2030 (a)(r)	Lending Club	9/16/2025	5,947	5,873	5,763
219957731.SRDLC, 25.49%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	9,916	9,793	9,613
219958036.SRDLC, 24.99%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	1,570	1,551	1,519
219958454.SRDLC, 27.49%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	6,845	6,761	6,615
219958583.SRDLC, 24.99%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	14,277	14,101	13,841
219960897.SRDLC, 31.89%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	5,931	5,858	5,738
219962295.SRDLC, 18.49%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	11,259	11,122	10,974
219962762.SRDLC, 14.49%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	24,613	24,312	23,990
219963376.SRDLC, 11.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	10,745	10,615	10,478
219967297.SRDLC, 27.99%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	14,827	14,645	14,349
219967621.SRDLC, 24.49%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	10,640	10,514	10,357
219967952.SRDLC, 24.99%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	967	956	942
219967989.SRDLC, 27.99%, 9/16/2030 (a)(r)	Lending Club	9/18/2025	7,441	7,349	7,195
219968013.SRDLC, 12.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	4,287	4,235	4,180
219968778.SRDLC, 9.99%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	5,773	5,705	5,658
219968804.SRDLC, 24.99%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	6,940	6,855	6,728
219969513.SRDLC, 10.99%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	6,703	6,624	6,569
219970141.SRDLC, 24.99%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	6,519	6,439	6,321
219970782.SRDLC, 30.49%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	9,928	9,805	9,675
219972157.SRDLC, 15.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	14,673	14,495	14,305
219972448.SRDLC, 31.49%, 9/30/2030 (a)(n)(r)	Lending Club	9/18/2025	12,000	11,851	11,478
219972995.SRDLC, 13.99%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	3,132	3,095	3,069
219973718.SRDLC, 26.99%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	4,452	4,397	4,307
219974380.SRDLC, 31.89%, 9/15/2029 (a)(n)(r)	Lending Club	9/17/2025	7,000	6,913	4,490
219974923.SRDLC, 17.49%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	2,895	2,860	2,835
219975236.SRDLC, 13.99%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	19,550	19,313	19,067
219975270.SRDLC, 32.39%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	6,952	6,866	6,715
219975630.SRDLC, 23.49%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	11,847	11,702	11,489
219976489.SRDLC, 22.49%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	5,026	4,967	4,903
219977135.SRDLC, 29.49%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	12,903	12,743	12,466
219977360.SRDLC, 13.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	24,437	24,142	23,827
219977883.SRDLC, 26.49%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	24,538	24,239	23,737
219979173.SRDLC, 25.49%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	24,790	24,484	24,031
219981610.SRDLC, 25.99%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	15,868	15,671	15,381
219981959.SRDLC, 20.49%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	9,797	9,678	9,597
219982296.SRDLC, 26.49%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	4,908	4,848	4,747
219982380.SRDLC, 25.49%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	18,768	18,538	18,197
219983857.SRDLC, 23.99%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	6,813	6,729	6,607
219984440.SRDLC, 19.99%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	4,056	4,008	3,957
219984530.SRDLC, 30.49%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	14,891	14,707	14,512
219985068.SRDLC, 23.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	4,413	4,360	4,270

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

108	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
219985742.SRDLC, 27.49%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	$5,930	$5,857	$5,739
219986798.SRDLC, 31.89%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	11,819	11,673	11,434
219987234.SRDLC, 21.49%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	6,934	6,849	6,744
219987623.SRDLC, 13.99%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	3,373	3,333	3,305
219987722.SRDLC, 30.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	1,179	1,165	1,136
219987878.SRDLC, 11.99%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	4,884	4,825	4,764
219990611.SRDLC, 25.49%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	7,197	7,111	7,007
219991025.SRDLC, 26.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	5,890	5,818	5,675
219991826.SRDLC, 30.49%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	9,928	9,805	9,675
219992058.SRDLC, 31.49%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	9,930	9,807	9,592
219993091.SRDLC, 19.49%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	7,541	7,449	7,321
219993108.SRDLC, 18.49%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	4,895	4,836	4,771
219993407.SRDLC, 31.49%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	6,414	6,335	6,194
219993866.SRDLC, 9.99%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	16,357	16,164	16,031
219994404.SRDLC, 28.99%, 9/16/2030 (a)(r)	Lending Club	9/18/2025	11,909	11,762	11,514
219994722.SRDLC, 7.99%, 9/15/2027 (a)(n)(r)	Lending Club	9/17/2025	8,863	8,759	8,697
219994882.SRDLC, 22.49%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	6,960	6,877	6,788
219995120.SRDLC, 31.24%, 9/15/2031 (a)(r)	Lending Club	9/17/2025	4,976	4,914	4,797
219996378.SRDLC, 25.49%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	9,676	9,561	9,419
219996400.SRDLC, 22.99%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	2,292	2,263	2,222
219996778.SRDLC, 23.49%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	3,824	3,778	3,700
219997648.SRDLC, 25.99%, 9/17/2027 (a)(r)	Lending Club	9/19/2025	3,871	3,825	3,771
220000109.SRDLC, 28.49%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	19,846	19,601	19,176
220000847.SRDLC, 22.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	980	969	949
220001062.SRDLC, 16.49%, 9/16/2029 (a)(r)	Lending Club	9/18/2025	14,777	14,596	14,406
220001067.SRDLC, 24.99%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	2,943	2,907	2,849
220001339.SRDLC, 22.49%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	9,870	9,749	9,621
220001820.SRDLC, 15.99%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	19,780	19,537	19,245
220002296.SRDLC, 22.99%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	8,884	8,775	8,616
220002767.SRDLC, 29.49%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	15,484	15,292	14,959
220002812.SRDLC, 23.49%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	3,949	3,901	3,830
220004563.SRDLC, 10.99%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	7,412	7,324	7,263
220006403.SRDLC, 10.99%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	4,135	4,086	4,053
220006906.SRDLC, 27.49%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	12,764	12,608	12,455
220007800.SRDLC, 18.49%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	10,769	10,639	10,497
220007829.SRDLC, 31.99%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	7,916	7,818	7,645
220008103.SRDLC, 20.49%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	7,827	7,732	7,598
220012803.SRDLC, 18.49%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	1,737	1,717	1,702
220013342.SRDLC, 25.49%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	2,963	2,927	2,873
220013587.SRDLC, 24.99%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	19,753	19,511	19,153
220015672.SRDLC, 18.99%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	5,793	5,724	5,651
220016560.SRDLC, 19.99%, 9/1/2028 (a)(r)	Lending Club	9/17/2025	10,092	9,970	9,793
220016996.SRDLC, 12.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	4,886	4,827	4,764
220017118.SRDLC, 20.99%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	11,345	11,206	11,115
220017310.SRDLC, 24.99%, 9/16/2030 (a)(r)	Lending Club	9/18/2025	9,915	9,792	9,616
220020040.SRDLC, 25.49%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	12,737	12,582	12,322
220020385.SRDLC, 19.49%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	14,484	14,312	14,130
220023490.SRDLC, 29.99%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	11,912	11,764	11,508
220024303.SRDLC, 25.49%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	15,805	15,611	15,324
220025285.SRDLC, 31.74%, 9/15/2031 (a)(r)	Lending Club	9/17/2025	8,360	8,256	8,059
220025582.SRDLC, 18.49%, 9/2/2027 (a)(r)	Lending Club	9/19/2025	7,420	7,332	7,259
220026778.SRDLC, 11.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	10,745	10,615	10,478

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	109

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
220028413.SRDLC, 24.99%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	$2,097	$2,072	$2,030
220030488.SRDLC, 24.99%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	1,975	1,951	1,915
220031255.SRDLC, 18.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	10,673	10,544	10,362
220031348.SRDLC, 20.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	14,697	14,519	14,268
220031804.SRDLC, 21.49%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	11,595	11,458	11,311
220033848.SRDLC, 11.99%, 9/15/2028 (a)(n)(r)	Lending Club	9/17/2025	14,929	14,748	14,567
220034378.SRDLC, 15.99%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	24,454	24,158	23,847
220035167.SRDLC, 11.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	4,786	4,728	4,667
220035211.SRDLC, 18.99%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	2,465	2,435	2,403
220036691.SRDLC, 22.49%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	6,858	6,774	6,659
220037502.SRDLC, 12.99%, 9/25/2028 (a)(r)	Lending Club	9/18/2025	15,196	15,013	14,924
220038708.SRDLC, 20.99%, 9/16/2027 (a)(r)	Lending Club	9/18/2025	3,864	3,818	3,771
220038895.SRDLC, 30.49%, 9/16/2030 (a)(r)	Lending Club	9/18/2025	14,808	14,624	14,311
220041673.SRDLC, 25.49%, 9/16/2029 (a)(r)	Lending Club	9/18/2025	20,645	20,391	20,027
220043526.SRDLC, 21.49%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	13,720	13,553	13,323
220043585.SRDLC, 22.49%, 9/28/2029 (a)(r)	Lending Club	9/18/2025	9,945	9,822	9,749
220045573.SRDLC, 30.99%, 9/16/2029 (a)(r)	Lending Club	9/18/2025	9,793	9,673	9,481
220045987.SRDLC, 21.49%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	3,920	3,872	3,807
220046017.SRDLC, 29.99%, 9/17/2030 (a)(r)	Lending Club	9/19/2025	7,147	7,058	6,914
220046150.SRDLC, 17.49%, 9/16/2027 (a)(r)	Lending Club	9/18/2025	1,737	1,716	1,702
220046844.SRDLC, 19.99%, 9/30/2028 (a)(r)	Lending Club	9/18/2025	11,754	11,611	11,472
220047743.SRDLC, 31.89%, 9/16/2029 (a)(r)	Lending Club	9/18/2025	9,895	9,773	9,578
220047936.SRDLC, 27.49%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	9,719	9,600	9,365
220048044.SRDLC, 31.89%, 9/16/2029 (a)(r)	Lending Club	9/18/2025	4,947	4,886	4,789
220048893.SRDLC, 28.99%, 9/16/2027 (a)(r)	Lending Club	9/18/2025	4,844	4,786	4,703
220049397.SRDLC, 26.99%, 9/16/2029 (a)(r)	Lending Club	9/18/2025	9,755	9,633	9,448
220049518.SRDLC, 32.39%, 9/16/2030 (a)(r)	Lending Club	9/18/2025	7,449	7,356	7,199
220049568.SRDLC, 24.99%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	4,944	4,883	4,840
220050368.SRDLC, 30.99%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	1,474	1,456	1,421
220050529.SRDLC, 30.99%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	2,359	2,330	2,273
220050659.SRDLC, 26.99%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	1,473	1,455	1,420
220050772.SRDLC, 19.99%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	8,799	8,693	8,546
220051764.SRDLC, 18.49%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	8,811	8,704	8,591
220052334.SRDLC, 24.99%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	7,358	7,268	7,122
220052994.SRDLC, 22.99%, 9/17/2027 (a)(r)	Lending Club	9/19/2025	3,480	3,439	3,391
220056770.SRDLC, 20.49%, 9/16/2027 (a)(r)	Lending Club	9/18/2025	2,825	2,792	2,757
220056904.SRDLC, 20.49%, 9/16/2028 (a)(n)(r)	Lending Club	9/18/2025	4,726	4,668	4,595
220057360.SRDLC, 22.49%, 9/16/2029 (a)(r)	Lending Club	9/18/2025	2,369	2,340	2,310
220059455.SRDLC, 28.24%, 9/23/2031 (a)(r)	Lending Club	9/18/2025	9,099	8,987	8,883
220060153.SRDLC, 31.89%, 9/16/2029 (a)(r)	Lending Club	9/18/2025	1,929	1,906	1,868
220060443.SRDLC, 14.99%, 9/30/2028 (a)(n)(r)	Lending Club	9/18/2025	3,936	3,887	3,834
220060797.SRDLC, 20.99%, 9/17/2027 (a)(r)	Lending Club	9/19/2025	8,685	8,581	8,475
220063800.SRDLC, 20.99%, 9/16/2027 (a)(r)	Lending Club	9/18/2025	5,797	5,728	5,656
220064596.SRDLC, 12.99%, 9/16/2027 (a)(r)	Lending Club	9/18/2025	24,082	23,797	23,600
220064770.SRDLC, 12.99%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	7,817	7,723	7,625
220065097.SRDLC, 30.49%, 9/17/2030 (a)(r)	Lending Club	9/19/2025	9,928	9,805	9,603
220065168.SRDLC, 17.49%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	6,361	6,284	6,203
220066275.SRDLC, 24.49%, 9/16/2027 (a)(r)	Lending Club	9/18/2025	5,804	5,735	5,652
220067539.SRDLC, 16.99%, 9/17/2030 (a)(r)	Lending Club	9/19/2025	9,893	9,771	9,707
220068194.SRDLC, 16.99%, 9/17/2028 (a)(r)	Lending Club	9/19/2025	7,730	7,637	7,540
220068307.SRDLC, 28.49%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	2,946	2,910	2,840
220068337.SRDLC, 24.99%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	8,241	8,141	7,977

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

110	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
220069280.SRDLC, 12.99%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	$8,794	$8,688	$8,578
220069329.SRDLC, 20.49%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	9,797	9,678	9,514
220069598.SRDLC, 15.99%, 9/17/2028 (a)(r)	Lending Club	9/19/2025	7,300	7,211	7,119
220069803.SRDLC, 16.99%, 9/17/2028 (a)(r)	Lending Club	9/19/2025	10,274	10,150	10,021
220070872.SRDLC, 25.24%, 9/17/2031 (a)(r)	Lending Club	9/19/2025	8,946	8,835	8,697
220071121.SRDLC, 14.49%, 9/17/2029 (a)(r)	Lending Club	9/19/2025	5,415	5,349	5,281
220072238.SRDLC, 25.99%, 9/17/2030 (a)(r)	Lending Club	9/19/2025	9,521	9,403	9,238
220072593.SRDLC, 28.99%, 9/17/2027 (a)(r)	Lending Club	9/19/2025	4,844	4,786	4,705
220072719.SRDLC, 26.99%, 9/17/2030 (a)(r)	Lending Club	9/19/2025	9,920	9,797	9,599
220074343.SRDLC, 17.99%, 9/17/2027 (a)(r)	Lending Club	9/19/2025	965	954	946
220188269.SRDLC, 28.99%, 9/23/2029 (a)(r)	Lending Club	9/25/2025	7,671	7,576	7,461
220274710.SRDLC, 25.49%, 9/23/2027 (a)(r)	Lending Club	9/25/2025	8,515	8,413	8,310
220328250.SRDLC, 22.99%, 9/25/2029 (a)(r)	Lending Club	9/29/2025	10,858	10,724	10,593
220340789.SRDLC, 25.49%, 9/30/2028 (a)(r)	Lending Club	10/02/2025	14,718	14,536	14,336
220344139.SRDLC, 15.99%, 9/26/2028 (a)(r)	Lending Club	9/30/2025	13,694	13,527	13,394
220368588.SRDLC, 27.74%, 9/26/2031 (a)(r)	Lending Club	9/30/2025	5,370	5,303	5,222
220389600.SRDLC, 20.99%, 9/26/2028 (a)(r)	Lending Club	9/30/2025	5,879	5,807	5,734
220455739.SRDLC, 23.99%, 9/30/2027 (a)(r)	Lending Club	10/02/2025	4,836	4,777	4,731
220482958.SRDLC, 27.49%, 9/30/2030 (a)(r)	Lending Club	10/02/2025	13,467	13,299	13,145
CBM3902241.SRDUP, 20.11%, 8/4/2028 (a)(r)	Upstart	8/09/2023	1,026	1,023	1,032
CBM3902412.SRDUP, 25.25%, 8/4/2026 (a)(r)	Upstart	8/09/2023	1,276	1,274	1,272
CBM3908661.SRDUP, 23.08%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	3,692	3,673	1,135
CBM3908662.SRDUP, 19.68%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	679	676	683
CBM3909833.SRDUP, 18.53%, 8/2/2026 (a)(n)(r)	Upstart	8/07/2023	3,366	3,352	3,361
CBM3909834.SRDUP, 22.43%, 8/2/2028 (a)(r)	Upstart	8/07/2023	2,611	2,602	2,616
CBM3909880.SRDUP, 25.58%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,550	1,542	1,553
CBM3909885.SRDUP, 16.50%, 8/2/2028 (a)(r)	Upstart	8/07/2023	14,612	14,566	14,570
CBM3909897.SRDUP, 28.34%, 8/2/2028 (a)(r)	Upstart	8/07/2023	743	739	747
CBM3909905.SRDUP, 21.51%, 8/17/2028 (a)(n)(r)	Upstart	8/07/2023	2,447	2,436	2,458
CBM3909924.SRDUP, 27.54%, 1/6/2027 (a)(n)(r)	Upstart	8/07/2023	1,145	1,140	792
CBM3910010.SRDUP, 24.42%, 8/2/2028 (a)(r)	Upstart	8/07/2023	3,390	3,386	3,399
CBM3910035.SRDUP, 25.43%, 8/2/2026 (a)(r)	Upstart	8/07/2023	715	713	709
CBM3910037.SRDUP, 28.53%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,456	1,454	1,473
CBM3910047.SRDUP, 21.61%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,902	1,896	1,906
CBM3910097.SRDUP, 28.65%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	919	915	541
CBM3910113.SRDUP, 24.04%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	2,201	2,190	651
CBM3910123.SRDUP, 6.00%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	2,420	2,412	2,429
CBM3910143.SRDUP, 23.88%, 8/2/2026 (a)(r)	Upstart	8/07/2023	352	352	352
CBM3910144.SRDUP, 28.62%, 8/2/2028 (a)(r)	Upstart	8/07/2023	2,478	2,469	2,507
CBM3910154.SRDUP, 20.27%, 8/2/2026 (a)(r)	Upstart	8/07/2023	407	407	407
CBM3910160.SRDUP, 28.35%, 8/2/2028 (a)(r)	Upstart	8/07/2023	115	115	114
CBM3910165.SRDUP, 28.75%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	1,115	1,110	665
CBM3910216.SRDUP, 17.56%, 8/2/2028 (a)(r)	Upstart	8/07/2023	33,424	33,316	33,354
CBM3910222.SRDUP, 17.38%, 8/2/2026 (a)(n)(r)	Upstart	8/07/2023	3,332	3,316	3,305
CBM3910258.SRDUP, 26.04%, 6/2/2029 (a)(n)(r)	Upstart	8/07/2023	16,984	16,899	16,358
CBM3910275.SRDUP, 29.41%, 1/2/2029 (a)(n)(r)	Upstart	8/07/2023	8,339	8,297	8,236
CBM3910281.SRDUP, 21.26%, 8/7/2028 (a)(r)	Upstart	8/07/2023	14,972	14,897	15,010
CBM3910308.SRDUP, 24.05%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	1,272	1,266	1,275
CBM3910333.SRDUP, 19.30%, 8/2/2026 (a)(n)(r)	Upstart	8/07/2023	4,229	4,223	4,222
CBM3910374.SRDUP, 28.85%, 8/2/2028 (a)(r)	Upstart	8/07/2023	10,233	10,203	10,332
CBM3910438.SRDUP, 22.29%, 8/2/2028 (a)(r)	Upstart	8/07/2023	35,328	35,213	35,421
CBM3910645.SRDUP, 20.35%, 8/2/2026 (a)(r)	Upstart	8/07/2023	352	351	351

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	111

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
CBM3910696.SRDUP, 15.86%, 8/2/2026 (a)(r)	Upstart	8/07/2023	$1,733	$1,730	$1,720
CBM3910741.SRDUP, 28.68%, 8/2/2028 (a)(r)	Upstart	8/07/2023	729	725	737
CBM3910777.SRDUP, 28.96%, 8/2/2028 (a)(r)	Upstart	8/07/2023	3,287	3,276	3,326
CBM3910827.SRDUP, 28.81%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	2,478	2,467	2,512
CBM3910906.SRDUP, 23.87%, 8/2/2028 (a)(r)	Upstart	8/07/2023	2,465	2,457	2,470
CBM3910941.SRDUP, 28.08%, 8/2/2028 (a)(r)	Upstart	8/07/2023	2,399	2,391	2,428
CBM3911183.SRDUP, 26.29%, 1/2/2029 (a)(r)	Upstart	8/07/2023	22,472	22,364	22,451
CBM3911219.SRDUP, 23.85%, 8/2/2026 (a)(r)	Upstart	8/07/2023	810	809	804
CBM3911341.SRDUP, 26.92%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	1,331	1,325	414
CBM3911374.SRDUP, 16.80%, 8/2/2026 (a)(r)	Upstart	8/07/2023	791	790	785
CBM3911399.SRDUP, 19.04%, 8/2/2028 (a)(r)	Upstart	8/07/2023	3,066	3,056	3,081
CBM3911489.SRDUP, 25.68%, 8/3/2026 (a)(r)	Upstart	8/08/2023	1,970	1,967	1,967
CBM3911508.SRDUP, 25.51%, 8/3/2028 (a)(r)	Upstart	8/08/2023	12,150	12,108	12,320
CBM3911536.SRDUP, 28.83%, 8/3/2028 (a)(r)	Upstart	8/08/2023	1,168	1,166	1,182
CBM3911545.SRDUP, 18.21%, 1/3/2029 (a)(n)(r)	Upstart	8/08/2023	42,748	42,534	11,165
CBM3911722.SRDUP, 18.11%, 8/3/2028 (a)(r)	Upstart	8/08/2023	2,020	2,014	2,015
CBM3911728.SRDUP, 25.65%, 1/3/2027 (a)(r)	Upstart	8/08/2023	2,692	2,679	2,672
CBM3911740.SRDUP, 24.49%, 8/3/2028 (a)(r)	Upstart	8/08/2023	847	844	858
CBM3911766.SRDUP, 27.45%, 8/3/2028 (a)(r)	Upstart	8/08/2023	883	880	894
CBM3911810.SRDUP, 26.08%, 8/3/2028 (a)(r)	Upstart	8/08/2023	1,503	1,498	1,521
CBM3911849.SRDUP, 28.42%, 8/3/2028 (a)(r)	Upstart	8/08/2023	3,480	3,468	3,530
CBM3911873.SRDUP, 27.00%, 8/3/2028 (a)(r)	Upstart	8/08/2023	2,817	2,808	2,820
CBM3911895.SRDUP, 28.58%, 8/3/2028 (a)(r)	Upstart	8/08/2023	1,894	1,888	1,918
CBM3911896.SRDUP, 28.32%, 8/3/2028 (a)(n)(r)	Upstart	8/08/2023	1,093	1,089	1,107
CBM3911897.SRDUP, 13.99%, 8/3/2026 (a)(r)	Upstart	8/08/2023	896	896	894
CBM3911971.SRDUP, 15.61%, 8/3/2028 (a)(r)	Upstart	8/08/2023	9,213	9,184	9,245
CBM3912134.SRDUP, 29.66%, 8/3/2028 (a)(r)	Upstart	8/08/2023	6,242	6,220	6,318
CBM3912172.SRDUP, 14.10%, 8/3/2028 (a)(r)	Upstart	8/08/2023	3,935	3,916	3,918
CBM3912220.SRDUP, 27.72%, 8/3/2028 (a)(r)	Upstart	8/08/2023	724	722	733
CBM3912491.SRDUP, 28.71%, 8/8/2028 (a)(n)(r)	Upstart	8/08/2023	5,968	5,943	6,027
CBM3912534.SRDUP, 28.88%, 8/3/2028 (a)(r)	Upstart	8/08/2023	730	727	739
CBM3913126.SRDUP, 22.47%, 8/4/2028 (a)(r)	Upstart	8/09/2023	6,970	6,947	6,992
CBM3913152.SRDUP, 28.59%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	3,086	3,070	3,124
CBM3913224.SRDUP, 25.53%, 8/8/2026 (a)(n)(r)	Upstart	8/09/2023	1,774	1,771	1,764
CBM3913228.SRDUP, 28.70%, 8/4/2028 (a)(r)	Upstart	8/09/2023	1,237	1,233	1,256
CBM3913262.SRDUP, 20.06%, 8/4/2028 (a)(r)	Upstart	8/09/2023	10,260	10,226	10,314
CBM3913263.SRDUP, 29.66%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	3,823	3,804	3,854
CBM3913301.SRDUP, 28.56%, 8/4/2028 (a)(r)	Upstart	8/09/2023	1,242	1,238	1,259
CBM3913378.SRDUP, 17.16%, 1/4/2029 (a)(r)	Upstart	8/09/2023	6,382	6,367	6,326
CBM3913379.SRDUP, 24.34%, 8/4/2028 (a)(r)	Upstart	8/09/2023	13,525	13,458	13,705
CBM3913406.SRDUP, 23.37%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	1,992	1,985	1,997
CBM3913412.SRDUP, 14.09%, 8/4/2028 (a)(r)	Upstart	8/09/2023	11,581	11,545	11,553
CBM3913427.SRDUP, 29.19%, 8/4/2028 (a)(r)	Upstart	8/09/2023	878	875	889
CBM3913442.SRDUP, 21.63%, 8/4/2026 (a)(n)(r)	Upstart	8/09/2023	1,976	1,967	1,972
CBM3913451.SRDUP, 22.49%, 8/4/2028 (a)(r)	Upstart	8/09/2023	15,895	15,842	15,944
CBM3913457.SRDUP, 28.28%, 8/4/2028 (a)(r)	Upstart	8/09/2023	1,373	1,369	1,394
CBM3913461.SRDUP, 26.76%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	3,620	3,604	3,667
CBM3913475.SRDUP, 20.52%, 8/4/2028 (a)(r)	Upstart	8/09/2023	13,727	13,682	13,799
CBM3913502.SRDUP, 25.31%, 8/4/2026 (a)(n)(r)	Upstart	8/09/2023	545	542	420
CBM3913524.SRDUP, 18.50%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	12,587	12,524	1,830
CBM3913556.SRDUP, 20.57%, 8/4/2028 (a)(r)	Upstart	8/09/2023	3,944	3,931	3,967
CBM3913576.SRDUP, 19.59%, 8/4/2026 (a)(n)(r)	Upstart	8/09/2023	1,664	1,658	242

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

112	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
CBM3913602.SRDUP, 24.34%, 8/4/2026 (a)(r)	Upstart	8/09/2023	$1,769	$1,767	$1,767
CBM3913801.SRDUP, 28.76%, 8/4/2028 (a)(r)	Upstart	8/09/2023	2,998	2,988	3,036
CBM3914003.SRDUP, 23.25%, 8/4/2026 (a)(r)	Upstart	8/09/2023	1,061	1,059	1,057
CBM3914140.SRDUP, 20.37%, 8/4/2026 (a)(r)	Upstart	8/09/2023	2,316	2,317	2,312
CBM3914356.SRDUP, 28.48%, 8/4/2028 (a)(r)	Upstart	8/09/2023	7,249	7,213	7,347
CBM3914443.SRDUP, 26.56%, 1/4/2029 (a)(r)	Upstart	8/09/2023	39,170	38,978	38,533
CBM3954098.SRDUP, 28.69%, 9/1/2026 (a)(n)(r)	Upstart	9/07/2023	1,949	1,939	1,933
CBM3954143.SRDUP, 28.58%, 9/1/2028 (a)(n)(r)	Upstart	9/07/2023	4,324	4,303	2,534
CBM3954201.SRDUP, 23.42%, 9/1/2028 (a)(r)	Upstart	9/07/2023	15,964	15,939	16,143
CBM3954214.SRDUP, 28.76%, 9/1/2028 (a)(r)	Upstart	9/07/2023	1,708	1,702	1,728
CBM3954283.SRDUP, 28.28%, 9/1/2028 (a)(r)	Upstart	9/07/2023	27,755	27,656	28,076
CBM3954333.SRDUP, 30.59%, 9/1/2028 (a)(n)(r)	Upstart	9/07/2023	1,068	1,065	1,079
CBM3954356.SRDUP, 26.92%, 9/1/2028 (a)(r)	Upstart	9/07/2023	33,372	33,255	33,426
CBM3954359.SRDUP, 24.68%, 9/1/2028 (a)(r)	Upstart	9/07/2023	31,200	31,092	31,553
CBM3954441.SRDUP, 28.88%, 9/1/2028 (a)(r)	Upstart	9/07/2023	893	890	901
CBM3954449.SRDUP, 22.36%, 9/10/2028 (a)(n)(r)	Upstart	9/07/2023	15,429	15,352	1,648
CBM3954476.SRDUP, 30.17%, 9/1/2028 (a)(r)	Upstart	9/07/2023	749	746	758
CBM3954499.SRDUP, 27.69%, 9/1/2028 (a)(r)	Upstart	9/07/2023	22,119	22,041	22,375
CBM3954561.SRDUP, 21.09%, 9/1/2028 (a)(r)	Upstart	9/07/2023	8,533	8,504	8,552
CBM3955684.SRDUP, 22.45%, 9/5/2028 (a)(r)	Upstart	9/08/2023	9,241	9,240	9,275
CBM3955779.SRDUP, 16.17%, 9/5/2028 (a)(r)	Upstart	9/08/2023	8,999	8,969	8,978
CBM3955802.SRDUP, 13.42%, 9/5/2028 (a)(r)	Upstart	9/08/2023	3,045	3,046	3,039
CBM3955806.SRDUP, 30.65%, 9/5/2028 (a)(r)	Upstart	9/08/2023	2,074	2,067	2,092
CBM3955807.SRDUP, 21.50%, 9/5/2028 (a)(r)	Upstart	9/08/2023	2,000	1,993	1,999
CBM3955808.SRDUP, 28.09%, 9/5/2028 (a)(r)	Upstart	9/08/2023	12,278	12,234	12,443
CBM3955814.SRDUP, 28.82%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	180	179	178
CBM3955854.SRDUP, 31.09%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	6,313	6,281	1,984
CBM3955904.SRDUP, 19.84%, 9/5/2028 (a)(r)	Upstart	9/08/2023	7,948	7,921	7,995
CBM3956685.SRDUP, 19.38%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	1,598	1,593	1,608
CBM3956905.SRDUP, 22.84%, 9/5/2026 (a)(r)	Upstart	9/08/2023	1,752	1,746	1,744
CBM3958274.SRDUP, 23.89%, 9/5/2028 (a)(r)	Upstart	9/08/2023	16,543	16,486	16,587
CBM3958361.SRDUP, 26.50%, 9/5/2028 (a)(r)	Upstart	9/08/2023	830	827	840
CBM3959168.SRDUP, 24.20%, 9/5/2026 (a)(r)	Upstart	9/08/2023	6,303	6,292	6,301
CBM3960184.SRDUP, 25.03%, 9/5/2028 (a)(r)	Upstart	9/08/2023	12,375	12,332	12,542
CBM3960264.SRDUP, 29.92%, 2/10/2029 (a)(n)(r)	Upstart	9/08/2023	8,683	8,640	4,706
CBM3961210.SRDUP, 12.28%, 9/6/2026 (a)(r)	Upstart	9/11/2023	3,452	3,446	3,447
CBM4007246.SRDUP, 26.21%, 10/6/2026 (a)(r)	Upstart	10/12/2023	634	633	630
CBM4007944.SRDUP, 28.65%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	918	914	284
CBM4007958.SRDUP, 28.82%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,211	1,206	1,221
CBM4007968.SRDUP, 18.55%, 10/6/2028 (a)(r)	Upstart	10/12/2023	12,138	12,097	12,088
CBM4007984.SRDUP, 27.98%, 3/21/2029 (a)(n)(r)	Upstart	10/12/2023	3,032	3,017	441
CBM4008025.SRDUP, 26.38%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,490	1,485	1,508
CBM4008026.SRDUP, 29.98%, 3/21/2029 (a)(n)(r)	Upstart	10/12/2023	2,190	2,190	2,144
CBM4008087.SRDUP, 18.12%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,749	1,743	1,744
CBM4008130.SRDUP, 27.12%, 3/6/2029 (a)(n)(r)	Upstart	10/12/2023	7,904	7,865	7,867
CBM4008140.SRDUP, 27.00%, 10/6/2028 (a)(r)	Upstart	10/12/2023	4,198	4,177	4,247
CBM4008144.SRDUP, 28.33%, 10/6/2028 (a)(r)	Upstart	10/12/2023	6,044	6,022	6,094
CBM4008158.SRDUP, 29.17%, 10/6/2028 (a)(r)	Upstart	10/12/2023	24,953	24,862	25,034
CBM4008187.SRDUP, 21.13%, 10/6/2028 (a)(r)	Upstart	10/12/2023	6,388	6,366	6,409
CBM4008196.SRDUP, 16.91%, 10/6/2028 (a)(r)	Upstart	10/12/2023	2,020	2,014	2,012
CBM4008214.SRDUP, 22.59%, 10/6/2028 (a)(r)	Upstart	10/12/2023	3,600	3,586	3,605
CBM4008222.SRDUP, 29.74%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	5,130	5,111	5,142

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	113

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
CBM4008227.SRDUP, 19.33%, 10/6/2026 (a)(r)	Upstart	10/12/2023	$678	$677	$678
CBM4008239.SRDUP, 29.18%, 10/6/2028 (a)(r)	Upstart	10/12/2023	4,172	4,157	4,207
CBM4008253.SRDUP, 19.07%, 10/6/2028 (a)(r)	Upstart	10/12/2023	5,467	5,443	5,443
CBM4008265.SRDUP, 24.59%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,693	1,687	1,697
CBM4008282.SRDUP, 29.01%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,489	1,482	1,506
CBM4008287.SRDUP, 25.53%, 10/13/2026 (a)(r)	Upstart	10/12/2023	1,690	1,689	1,680
CBM4008304.SRDUP, 20.39%, 10/6/2028 (a)(r)	Upstart	10/12/2023	15,778	15,724	15,829
CBM4008334.SRDUP, 29.10%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,592	1,586	1,605
CBM4008343.SRDUP, 26.00%, 10/6/2028 (a)(r)	Upstart	10/12/2023	37,201	37,026	37,504
CBM4008367.SRDUP, 29.10%, 10/6/2028 (a)(r)	Upstart	10/12/2023	6,519	6,495	6,573
CBM4008371.SRDUP, 28.26%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	2,264	2,253	1,573
CBM4008874.SRDUP, 27.56%, 10/20/2028 (a)(n)(r)	Upstart	10/12/2023	3,349	3,334	3,197
CBM4009102.SRDUP, 28.64%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	3,241	3,232	3,279
CBM4009136.SRDUP, 17.51%, 10/6/2028 (a)(r)	Upstart	10/12/2023	17,495	17,436	17,424
CBM4009147.SRDUP, 28.99%, 10/6/2028 (a)(r)	Upstart	10/12/2023	2,253	2,244	2,279
CBM4009182.SRDUP, 29.08%, 10/6/2028 (a)(r)	Upstart	10/12/2023	2,028	2,020	2,051
CBM4009475.SRDUP, 27.73%, 10/6/2028 (a)(r)	Upstart	10/12/2023	6,644	6,610	6,723
CBM4009969.SRDUP, 29.14%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,832	3,818	3,885
CBM4010323.SRDUP, 17.86%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	2,374	2,366	2,389
CBM4010328.SRDUP, 18.40%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,043	4,029	4,030
CBM4010388.SRDUP, 19.70%, 10/10/2026 (a)(r)	Upstart	10/13/2023	477	476	474
CBM4010393.SRDUP, 26.09%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	2,161	2,153	2,183
CBM4011013.SRDUP, 30.00%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,967	2,956	2,996
CBM4011033.SRDUP, 15.46%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,722	1,716	1,718
CBM4011066.SRDUP, 23.51%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,667	3,654	3,683
CBM4011116.SRDUP, 12.01%, 10/10/2026 (a)(r)	Upstart	10/13/2023	872	871	872
CBM4011195.SRDUP, 28.74%, 10/10/2028 (a)(r)	Upstart	10/13/2023	756	754	764
CBM4011217.SRDUP, 27.44%, 10/10/2028 (a)(r)	Upstart	10/13/2023	669	667	676
CBM4011224.SRDUP, 29.16%, 10/10/2028 (a)(r)	Upstart	10/13/2023	6,067	6,045	6,130
CBM4011255.SRDUP, 25.19%, 4/10/2027 (a)(n)(r)	Upstart	10/13/2023	436	434	63
CBM4011440.SRDUP, 28.97%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	710	706	249
CBM4011977.SRDUP, 14.32%, 10/10/2028 (a)(r)	Upstart	10/13/2023	11,098	11,062	11,074
CBM4012018.SRDUP, 27.69%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	3,403	3,386	495
CBM4012040.SRDUP, 29.00%, 3/16/2029 (a)(n)(r)	Upstart	10/13/2023	5,103	5,078	4,739
CBM4012047.SRDUP, 19.26%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,837	2,827	2,827
CBM4012132.SRDUP, 29.14%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	916	911	193
CBM4012417.SRDUP, 29.96%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,393	3,379	3,409
CBM4012523.SRDUP, 30.32%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,494	1,486	1,511
CBM4012533.SRDUP, 23.95%, 10/10/2026 (a)(n)(r)	Upstart	10/13/2023	1,995	1,992	1,987
CBM4012547.SRDUP, 16.28%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,427	2,424	2,419
CBM4012576.SRDUP, 29.16%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	9,261	9,250	9,359
CBM4013922.SRDUP, 29.03%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,547	4,530	4,594
CBM4014118.SRDUP, 25.79%, 10/10/2028 (a)(r)	Upstart	10/13/2023	5,971	5,949	6,033
CBM4014126.SRDUP, 21.53%, 10/10/2026 (a)(r)	Upstart	10/13/2023	1,704	1,701	1,707
CBM4014422.SRDUP, 29.08%, 10/10/2028 (a)(r)	Upstart	10/13/2023	469	467	467
CBM4014926.SRDUP, 27.29%, 3/15/2029 (a)(n)(r)	Upstart	10/13/2023	13,202	13,136	11,756
CBM4014939.SRDUP, 20.66%, 10/10/2028 (a)(r)	Upstart	10/13/2023	5,731	5,711	5,754
CBM4992912.SRDUP, 31.42%, 2/4/2030 (a)(r)	Upstart	2/06/2025	2,153	2,153	2,000
CBM4995095.SRDUP, 27.37%, 2/3/2030 (a)(r)	Upstart	2/05/2025	5,579	5,579	5,179
CBM4996179.SRDUP, 21.86%, 2/3/2030 (a)(r)	Upstart	2/05/2025	9,011	9,011	8,723
CBM4996212.SRDUP, 26.57%, 2/3/2028 (a)(n)(r)	Upstart	2/05/2025	1,331	1,331	260
CBM4996277.SRDUP, 27.99%, 2/3/2030 (a)(r)	Upstart	2/05/2025	9,123	9,123	8,470

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

114	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
CBM4996757.SRDUP, 15.91%, 2/3/2030 (a)(r)	Upstart	2/05/2025	$4,027	$4,027	$3,897
CBM4998058.SRDUP, 29.22%, 2/4/2030 (a)(r)	Upstart	2/06/2025	2,926	2,926	2,735
CBM4998524.SRDUP, 28.52%, 2/4/2030 (a)(n)(r)	Upstart	2/06/2025	39,434	39,434	36,730
CBM4998635.SRDUP, 25.44%, 2/4/2030 (a)(r)	Upstart	2/06/2025	1,853	1,853	1,738
CBM4999407.SRDUP, 27.24%, 2/4/2030 (a)(r)	Upstart	2/06/2025	3,160	3,160	2,935
CBM4999527.SRDUP, 26.51%, 2/4/2030 (a)(n)(r)	Upstart	2/06/2025	2,070	2,070	1,924
CBM4999626.SRDUP, 27.77%, 2/4/2030 (a)(r)	Upstart	2/06/2025	14	14	13
CBM5000396.SRDUP, 13.27%, 2/6/2028 (a)(r)	Upstart	2/10/2025	12,771	12,771	12,291
CBM5001173.SRDUP, 19.44%, 2/5/2030 (a)(r)	Upstart	2/09/2025	38,818	38,818	36,916
CBM5001750.SRDUP, 21.42%, 2/5/2030 (a)(r)	Upstart	2/09/2025	7,338	7,338	6,884
CBM5003126.SRDUP, 17.57%, 2/5/2030 (a)(r)	Upstart	2/09/2025	5,828	5,828	5,642
CBM5003479.SRDUP, 24.53%, 2/5/2030 (a)(r)	Upstart	2/09/2025	27,482	27,482	25,796
CBM5003648.SRDUP, 32.37%, 2/5/2030 (a)(r)	Upstart	2/09/2025	5,723	5,723	5,318
CBM5004016.SRDUP, 28.74%, 2/6/2030 (a)(r)	Upstart	2/10/2025	2,610	2,610	2,427
CBM5005036.SRDUP, 15.87%, 2/6/2030 (a)(r)	Upstart	2/10/2025	25,758	25,758	24,932
CBM5006321.SRDUP, 25.61%, 2/6/2030 (a)(r)	Upstart	2/10/2025	927	927	862
CBM5006370.SRDUP, 31.62%, 2/6/2030 (a)(r)	Upstart	2/10/2025	4,291	4,291	3,993
CBM5006777.SRDUP, 17.40%, 2/6/2030 (a)(r)	Upstart	2/10/2025	11,834	11,871	11,250
CBM5007097.SRDUP, 29.82%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,028	1,028	956
CBM5007933.SRDUP, 16.94%, 2/7/2030 (a)(r)	Upstart	2/11/2025	32,280	32,280	31,253
CBM5007942.SRDUP, 28.39%, 2/22/2028 (a)(n)(r)	Upstart	2/11/2025	6,438	6,438	5,834
CBM5008121.SRDUP, 31.80%, 2/7/2030 (a)(r)	Upstart	2/11/2025	6,561	6,582	6,103
CBM5008477.SRDUP, 31.80%, 2/7/2030 (a)(r)	Upstart	2/11/2025	8,054	8,054	7,492
CBM5008480.SRDUP, 24.33%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,107	1,107	1,030
CBM5008510.SRDUP, 26.54%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	7,044	7,044	508
CBM5008558.SRDUP, 16.43%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,808	1,808	1,750
CBM5008732.SRDUP, 25.65%, 2/7/2030 (a)(r)	Upstart	2/11/2025	927	927	862
CBM5009056.SRDUP, 32.29%, 2/7/2030 (a)(r)	Upstart	2/11/2025	3,001	3,001	2,823
CBM5009099.SRDUP, 28.55%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	1,950	1,950	1,814
CBM5009375.SRDUP, 25.58%, 2/7/2030 (a)(r)	Upstart	2/11/2025	46,238	46,238	43,424
CBM5009940.SRDUP, 30.40%, 2/7/2028 (a)(r)	Upstart	2/11/2025	1,524	1,524	1,430
CBM5010059.SRDUP, 29.45%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,307	1,307	1,216
CBM5010162.SRDUP, 29.78%, 2/7/2030 (a)(r)	Upstart	2/11/2025	4,578	4,578	4,259
CBM5010354.SRDUP, 28.98%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	1,429	1,429	420
CBM5010684.SRDUP, 30.25%, 2/7/2028 (a)(r)	Upstart	2/11/2025	4,148	4,160	3,892
CBM5010703.SRDUP, 28.48%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	1,244	1,244	245
CBM5172961.SRDUP, 28.81%, 4/4/2030 (a)(r)	Upstart	4/08/2025	10,185	10,185	9,558
CBM5176915.SRDUP, 28.58%, 4/3/2030 (a)(r)	Upstart	4/07/2025	5,578	5,578	5,214
CBM5177051.SRDUP, 28.85%, 9/3/2030 (a)(n)(r)	Upstart	4/07/2025	1,833	1,833	1,727
CBM5177119.SRDUP, 27.65%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,140	1,140	1,070
CBM5177139.SRDUP, 31.88%, 4/3/2030 (a)(r)	Upstart	4/07/2025	13,588	13,588	12,703
CBM5177162.SRDUP, 28.60%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,203	2,203	2,059
CBM5177169.SRDUP, 25.06%, 4/3/2030 (a)(r)	Upstart	4/07/2025	947	947	888
CBM5177195.SRDUP, 27.35%, 4/3/2028 (a)(r)	Upstart	4/07/2025	4,865	4,880	4,569
CBM5178188.SRDUP, 27.99%, 4/3/2028 (a)(n)(r)	Upstart	4/07/2025	1,919	1,919	1,151
CBM5178198.SRDUP, 30.68%, 4/3/2028 (a)(r)	Upstart	4/07/2025	4,884	4,899	4,568
CBM5178312.SRDUP, 28.35%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,807	1,807	1,695
CBM5178453.SRDUP, 31.96%, 4/3/2030 (a)(r)	Upstart	4/07/2025	11,963	11,963	11,223
CBM5178670.SRDUP, 31.99%, 4/3/2030 (a)(r)	Upstart	4/07/2025	13,769	13,769	12,918
CBM5178699.SRDUP, 27.68%, 4/18/2030 (a)(r)	Upstart	4/07/2025	18,329	18,329	17,128
CBM5178782.SRDUP, 23.69%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,606	1,606	1,506
CBM5178805.SRDUP, 22.93%, 4/3/2030 (a)(r)	Upstart	4/07/2025	20,755	20,755	19,652

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	115

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
CBM5178859.SRDUP, 28.73%, 4/3/2030 (a)(r)	Upstart	4/07/2025	$1,745	$1,745	$1,631
CBM5178910.SRDUP, 29.75%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	1,131	1,131	1,056
CBM5178960.SRDUP, 28.70%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,142	1,142	1,071
CBM5178968.SRDUP, 28.78%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,058	2,058	1,923
CBM5179193.SRDUP, 28.91%, 4/3/2030 (a)(r)	Upstart	4/07/2025	13,303	13,303	12,425
CBM5180060.SRDUP, 30.13%, 4/15/2028 (a)(r)	Upstart	4/07/2025	12,118	12,118	11,378
CBM5180061.SRDUP, 30.45%, 4/3/2028 (a)(n)(r)	Upstart	4/07/2025	1,471	1,476	1,377
CBM5180165.SRDUP, 23.98%, 4/3/2030 (a)(r)	Upstart	4/07/2025	29,077	29,077	27,448
CBM5181163.SRDUP, 28.87%, 4/4/2030 (a)(r)	Upstart	4/08/2025	6,283	6,283	5,896
CBM5181237.SRDUP, 14.35%, 4/4/2030 (a)(r)	Upstart	4/08/2025	5,854	5,854	5,669
CBM5181360.SRDUP, 27.85%, 4/4/2030 (a)(n)(r)	Upstart	4/08/2025	1,171	1,171	228
CBM5181393.SRDUP, 28.85%, 4/4/2030 (a)(r)	Upstart	4/08/2025	1,084	1,084	1,014
CBM5181420.SRDUP, 28.63%, 4/4/2030 (a)(r)	Upstart	4/08/2025	18,081	18,081	16,968
CBM5186368.SRDUP, 31.50%, 4/7/2030 (a)(n)(r)	Upstart	4/09/2025	2,714	2,714	1,424
CBM5186409.SRDUP, 28.79%, 4/7/2030 (a)(r)	Upstart	4/09/2025	4,378	4,378	4,115
CBM5186767.SRDUP, 32.17%, 4/7/2030 (a)(n)(r)	Upstart	4/09/2025	4,538	4,538	4,252
CBM5187005.SRDUP, 24.95%, 4/7/2028 (a)(n)(r)	Upstart	4/09/2025	2,959	2,959	2,775
CBM5187073.SRDUP, 32.14%, 4/7/2030 (a)(r)	Upstart	4/09/2025	4,583	4,583	4,293
CBM5187251.SRDUP, 22.06%, 4/7/2028 (a)(n)(r)	Upstart	4/09/2025	2,032	2,032	597
CBM5187277.SRDUP, 19.84%, 4/10/2030 (a)(r)	Upstart	4/09/2025	1,598	1,598	1,522
CBM5187748.SRDUP, 28.63%, 4/7/2030 (a)(r)	Upstart	4/09/2025	2,569	2,569	2,415
CBM5187939.SRDUP, 22.89%, 4/7/2028 (a)(n)(r)	Upstart	4/09/2025	10,163	10,163	5,792
CBM5377683.SRDUP, 31.07%, 5/22/2030 (a)(r)	Upstart	5/27/2025	5,106	5,106	4,862
CBM5378086.SRDUP, 25.06%, 5/22/2030 (a)(r)	Upstart	5/27/2025	2,200	2,200	2,093
CBM5378420.SRDUP, 28.71%, 5/22/2030 (a)(r)	Upstart	5/27/2025	1,825	1,825	1,738
CBM5380734.SRDUP, 29.88%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	3,342	3,353	3,166
CBM5380834.SRDUP, 22.25%, 5/22/2030 (a)(r)	Upstart	5/27/2025	7,145	7,145	6,858
CBM5381111.SRDUP, 31.47%, 5/22/2030 (a)(r)	Upstart	5/27/2025	5,223	5,233	4,951
CBM5381447.SRDUP, 27.42%, 5/22/2028 (a)(n)(r)	Upstart	5/27/2025	6,007	6,007	5,694
CBM5381662.SRDUP, 20.15%, 5/22/2028 (a)(r)	Upstart	5/27/2025	21,917	21,917	21,187
CBM5381754.SRDUP, 20.06%, 5/22/2028 (a)(r)	Upstart	5/27/2025	3,579	3,579	3,459
CBM5382097.SRDUP, 32.32%, 5/23/2030 (a)(r)	Upstart	5/28/2025	2,043	2,043	1,939
CBM5382282.SRDUP, 28.75%, 5/23/2030 (a)(r)	Upstart	5/28/2025	6,433	6,433	6,096
CBM5382535.SRDUP, 25.26%, 5/23/2030 (a)(r)	Upstart	5/28/2025	2,487	2,487	2,381
CBM5383102.SRDUP, 29.60%, 5/23/2030 (a)(r)	Upstart	5/28/2025	5,770	5,770	5,496
CBM5383862.SRDUP, 28.97%, 5/23/2028 (a)(r)	Upstart	5/28/2025	2,057	2,057	1,994
CBM5384708.SRDUP, 31.48%, 5/23/2030 (a)(r)	Upstart	5/28/2025	2,313	2,313	2,204
CBM5384812.SRDUP, 31.50%, 5/23/2030 (a)(r)	Upstart	5/28/2025	37,203	37,203	35,445
CBM5385024.SRDUP, 28.67%, 5/23/2030 (a)(r)	Upstart	5/28/2025	2,017	2,017	1,921
CBM5385243.SRDUP, 32.33%, 5/23/2030 (a)(r)	Upstart	5/28/2025	6,560	6,560	6,251
CBM5385486.SRDUP, 25.43%, 5/23/2030 (a)(r)	Upstart	5/28/2025	1,053	1,053	1,002
CBM5385607.SRDUP, 22.00%, 5/23/2030 (a)(r)	Upstart	5/28/2025	2,621	2,621	2,536
CBM5385833.SRDUP, 29.90%, 5/23/2030 (a)(r)	Upstart	5/28/2025	3,463	3,475	3,299
CBM5385843.SRDUP, 30.74%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	4,557	4,557	4,158
CBM5385858.SRDUP, 26.32%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	3,772	3,772	3,437
CBM5385899.SRDUP, 29.44%, 5/23/2030 (a)(r)	Upstart	5/28/2025	3,846	3,859	3,663
CBM5386030.SRDUP, 32.25%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	7,791	7,791	1,618
CBM5386051.SRDUP, 17.01%, 10/27/2030 (a)(n)(r)	Upstart	5/28/2025	31,803	31,803	30,981
CBM5386079.SRDUP, 28.92%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	13,900	13,900	1,039
CBM5386083.SRDUP, 28.55%, 5/23/2030 (a)(r)	Upstart	5/28/2025	2,786	2,786	2,653
CBM5386165.SRDUP, 29.28%, 5/23/2030 (a)(r)	Upstart	5/28/2025	1,522	1,522	1,445
CBM5386191.SRDUP, 21.02%, 5/23/2030 (a)(r)	Upstart	5/28/2025	5,802	5,802	5,569

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

116	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
CBM5386226.SRDUP, 28.63%, 5/23/2028 (a)(n)(r)	Upstart	5/28/2025	$2,241	$2,241	$2,129
CBM5577372.SRDUP, 28.57%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,057	1,057	1,012
CBM5577417.SRDUP, 31.20%, 7/1/2030 (a)(r)	Upstart	7/06/2025	5,776	5,776	5,581
CBM5577927.SRDUP, 29.69%, 7/1/2030 (a)(r)	Upstart	7/06/2025	5,953	5,953	5,774
CBM5579167.SRDUP, 31.74%, 7/1/2030 (a)(r)	Upstart	7/06/2025	4,015	4,015	3,879
CBM5579876.SRDUP, 15.44%, 7/1/2028 (a)(r)	Upstart	7/06/2025	6,347	6,347	6,245
CBM5582566.SRDUP, 28.85%, 7/2/2030 (a)(r)	Upstart	7/07/2025	1,857	1,857	1,795
CBM5582778.SRDUP, 29.43%, 7/2/2030 (a)(n)(r)	Upstart	7/07/2025	983	986	978
CBM5584069.SRDUP, 31.12%, 7/2/2030 (a)(r)	Upstart	7/07/2025	8,005	8,005	7,672
CBM5584109.SRDUP, 29.97%, 7/2/2030 (a)(r)	Upstart	7/07/2025	5,715	5,715	5,501
CBM5584469.SRDUP, 28.79%, 7/2/2030 (a)(r)	Upstart	7/07/2025	2,345	2,345	2,267
CBM5585817.SRDUP, 27.60%, 7/2/2030 (a)(r)	Upstart	7/07/2025	1,250	1,250	1,198
CBM5588395.SRDUP, 30.15%, 7/3/2028 (a)(r)	Upstart	7/08/2025	10,229	10,262	9,884
DRB4966203.SRDUP, 28.50%, 2/6/2030 (a)(r)	Upstart	2/10/2025	9,504	9,535	8,838
DRB4987083.SRDUP, 28.86%, 2/3/2030 (a)(r)	Upstart	2/05/2025	6,341	6,361	5,886
DRB4987263.SRDUP, 26.16%, 2/3/2030 (a)(r)	Upstart	2/05/2025	6,628	6,628	6,171
DRB4992582.SRDUP, 30.67%, 2/4/2030 (a)(r)	Upstart	2/06/2025	3,555	3,566	3,302
DRB4995703.SRDUP, 30.81%, 7/3/2030 (a)(n)(r)	Upstart	2/05/2025	1,744	1,744	1,643
DRB4996012.SRDUP, 30.53%, 2/3/2030 (a)(r)	Upstart	2/05/2025	6,870	6,870	6,422
DRB4996138.SRDUP, 26.16%, 2/3/2030 (a)(r)	Upstart	2/05/2025	1,388	1,388	1,341
DRB4996147.SRDUP, 28.73%, 2/3/2030 (a)(r)	Upstart	2/05/2025	6,352	6,352	5,901
DRB4996168.SRDUP, 31.84%, 2/3/2030 (a)(n)(r)	Upstart	2/05/2025	5,554	5,554	808
DRB4996193.SRDUP, 28.71%, 12/3/2030 (a)(n)(r)	Upstart	2/05/2025	11,207	11,207	10,732
DRB4996266.SRDUP, 25.42%, 2/3/2028 (a)(r)	Upstart	2/05/2025	2,671	2,671	2,506
DRB4996402.SRDUP, 27.37%, 2/3/2030 (a)(r)	Upstart	2/05/2025	1,302	1,302	1,209
DRB4996403.SRDUP, 25.61%, 2/3/2030 (a)(r)	Upstart	2/05/2025	927	930	860
DRB4996623.SRDUP, 24.77%, 2/3/2030 (a)(r)	Upstart	2/05/2025	4,163	4,163	3,904
DRB4996672.SRDUP, 28.60%, 2/5/2030 (a)(r)	Upstart	2/09/2025	3,729	3,729	3,465
DRB4996692.SRDUP, 31.86%, 2/4/2030 (a)(r)	Upstart	2/06/2025	4,014	4,014	3,741
DRB4996913.SRDUP, 30.49%, 2/3/2028 (a)(r)	Upstart	2/05/2025	5,845	5,845	5,471
DRB4996939.SRDUP, 21.19%, 2/3/2030 (a)(n)(r)	Upstart	2/05/2025	9,350	9,350	2,498
DRB4996941.SRDUP, 27.74%, 7/3/2030 (a)(n)(r)	Upstart	2/05/2025	14,445	14,445	13,840
DRB4997220.SRDUP, 30.05%, 2/4/2030 (a)(r)	Upstart	2/06/2025	3,925	3,925	3,645
DRB4997488.SRDUP, 24.51%, 2/3/2030 (a)(n)(r)	Upstart	2/05/2025	6,320	6,320	5,931
DRB4997968.SRDUP, 26.49%, 2/4/2030 (a)(r)	Upstart	2/06/2025	7,890	7,890	7,329
DRB4998012.SRDUP, 24.76%, 2/4/2030 (a)(r)	Upstart	2/06/2025	8,419	8,419	7,897
DRB4998045.SRDUP, 28.48%, 2/4/2030 (a)(r)	Upstart	2/06/2025	5,314	5,314	4,936
DRB4998082.SRDUP, 28.52%, 2/5/2030 (a)(r)	Upstart	2/09/2025	256	256	251
DRB4998093.SRDUP, 29.00%, 2/4/2030 (a)(r)	Upstart	2/06/2025	1,119	1,119	1,040
DRB4998236.SRDUP, 28.80%, 2/4/2030 (a)(r)	Upstart	2/06/2025	13,056	13,056	12,127
DRB4998395.SRDUP, 26.06%, 2/4/2030 (a)(r)	Upstart	2/06/2025	1,577	1,577	1,479
DRB4998397.SRDUP, 31.19%, 2/4/2030 (a)(r)	Upstart	2/06/2025	3,698	3,711	3,455
DRB4998463.SRDUP, 29.22%, 2/4/2028 (a)(r)	Upstart	2/06/2025	3,575	3,575	3,352
DRB4998485.SRDUP, 29.89%, 2/4/2028 (a)(r)	Upstart	2/06/2025	1,692	1,692	1,585
DRB4998523.SRDUP, 25.53%, 2/4/2030 (a)(r)	Upstart	2/06/2025	15,105	15,105	14,032
DRB4998613.SRDUP, 18.74%, 2/4/2030 (a)(r)	Upstart	2/06/2025	1,983	1,983	1,885
DRB4998676.SRDUP, 28.96%, 2/4/2030 (a)(r)	Upstart	2/06/2025	6,421	6,421	5,968
DRB4999415.SRDUP, 29.87%, 2/4/2030 (a)(r)	Upstart	2/06/2025	3,363	3,363	3,123
DRB4999529.SRDUP, 30.83%, 2/4/2030 (a)(r)	Upstart	2/06/2025	1,778	1,778	1,652
DRB4999560.SRDUP, 25.87%, 2/4/2030 (a)(r)	Upstart	2/06/2025	958	958	900
DRB4999572.SRDUP, 28.75%, 2/4/2030 (a)(r)	Upstart	2/06/2025	4,195	4,195	3,897
DRB4999705.SRDUP, 30.64%, 2/4/2030 (a)(r)	Upstart	2/06/2025	3,929	3,929	3,649

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	117

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
DRB4999707.SRDUP, 26.75%, 2/4/2028 (a)(r)	Upstart	2/06/2025	$19,409	$19,409	$18,216
DRB4999852.SRDUP, 32.00%, 2/4/2030 (a)(r)	Upstart	2/06/2025	2,250	2,250	2,090
DRB5000370.SRDUP, 25.66%, 2/4/2028 (a)(r)	Upstart	2/06/2025	1,849	1,849	1,734
DRB5000530.SRDUP, 30.50%, 2/4/2030 (a)(n)(r)	Upstart	2/06/2025	1,606	1,606	1,496
DRB5000564.SRDUP, 24.06%, 2/4/2030 (a)(n)(r)	Upstart	2/06/2025	1,155	1,155	85
DRB5001170.SRDUP, 28.72%, 2/4/2030 (a)(r)	Upstart	2/06/2025	4,754	4,754	4,416
DRB5001261.SRDUP, 30.03%, 2/5/2030 (a)(r)	Upstart	2/09/2025	11,068	11,068	10,286
DRB5001264.SRDUP, 30.65%, 2/5/2030 (a)(r)	Upstart	2/09/2025	8,138	8,138	7,563
DRB5001501.SRDUP, 31.45%, 2/5/2030 (a)(r)	Upstart	2/09/2025	2,623	2,623	2,437
DRB5001568.SRDUP, 30.07%, 2/5/2030 (a)(r)	Upstart	2/09/2025	6,942	6,942	6,458
DRB5001698.SRDUP, 32.28%, 2/5/2030 (a)(r)	Upstart	2/09/2025	5,696	5,696	5,293
DRB5001704.SRDUP, 32.13%, 2/5/2030 (a)(r)	Upstart	2/09/2025	4,408	4,408	4,096
DRB5002085.SRDUP, 30.34%, 2/5/2028 (a)(r)	Upstart	2/09/2025	2,191	2,191	2,054
DRB5002237.SRDUP, 30.55%, 2/5/2028 (a)(n)(r)	Upstart	2/09/2025	35,352	35,352	21,537
DRB5002561.SRDUP, 25.67%, 2/5/2028 (a)(r)	Upstart	2/09/2025	4,689	4,689	4,475
DRB5002662.SRDUP, 25.23%, 2/5/2030 (a)(n)(r)	Upstart	2/09/2025	1,591	1,591	824
DRB5002890.SRDUP, 23.87%, 2/5/2030 (a)(r)	Upstart	2/09/2025	3,550	3,550	3,302
DRB5002908.SRDUP, 29.94%, 7/5/2028 (a)(n)(r)	Upstart	2/09/2025	1,474	1,474	1,382
DRB5002911.SRDUP, 30.33%, 2/5/2030 (a)(n)(r)	Upstart	2/09/2025	9,065	9,065	4,755
DRB5002934.SRDUP, 24.49%, 2/5/2030 (a)(r)	Upstart	2/09/2025	3,821	3,821	3,554
DRB5003022.SRDUP, 25.39%, 2/5/2028 (a)(n)(r)	Upstart	2/09/2025	2,071	2,071	427
DRB5003074.SRDUP, 32.02%, 2/5/2030 (a)(r)	Upstart	2/09/2025	2,532	2,532	2,352
DRB5003146.SRDUP, 26.06%, 2/5/2030 (a)(r)	Upstart	2/09/2025	5,101	5,101	4,741
DRB5003213.SRDUP, 28.91%, 2/5/2030 (a)(n)(r)	Upstart	2/09/2025	1,333	1,333	1,240
DRB5003240.SRDUP, 28.76%, 2/5/2030 (a)(r)	Upstart	2/09/2025	5,407	5,425	5,025
DRB5003331.SRDUP, 28.74%, 2/5/2030 (a)(r)	Upstart	2/09/2025	932	932	866
DRB5003508.SRDUP, 31.80%, 2/5/2030 (a)(r)	Upstart	2/09/2025	7,030	7,030	6,532
DRB5003634.SRDUP, 29.87%, 2/5/2030 (a)(n)(r)	Upstart	2/09/2025	4,031	4,031	3,802
DRB5003686.SRDUP, 30.18%, 2/5/2028 (a)(r)	Upstart	2/09/2025	3,978	3,978	3,728
DRB5003731.SRDUP, 24.48%, 2/5/2030 (a)(r)	Upstart	2/09/2025	10,628	10,628	9,906
DRB5004005.SRDUP, 31.43%, 2/5/2030 (a)(r)	Upstart	2/09/2025	2,248	2,248	2,089
DRB5004022.SRDUP, 32.17%, 2/5/2030 (a)(r)	Upstart	2/09/2025	4,453	4,467	4,149
DRB5004031.SRDUP, 29.78%, 2/5/2028 (a)(r)	Upstart	2/09/2025	5,247	5,247	4,919
DRB5004058.SRDUP, 24.70%, 2/5/2028 (a)(r)	Upstart	2/09/2025	4,428	4,428	4,226
DRB5004072.SRDUP, 25.54%, 2/5/2030 (a)(r)	Upstart	2/09/2025	2,506	2,506	2,336
DRB5004259.SRDUP, 22.37%, 2/6/2030 (a)(r)	Upstart	2/10/2025	16,683	16,683	15,557
DRB5004342.SRDUP, 31.27%, 2/6/2030 (a)(r)	Upstart	2/10/2025	2,060	2,060	1,915
DRB5004375.SRDUP, 28.64%, 2/6/2030 (a)(r)	Upstart	2/10/2025	1,771	1,777	1,647
DRB5004545.SRDUP, 22.82%, 2/6/2030 (a)(r)	Upstart	2/10/2025	979	982	931
DRB5004615.SRDUP, 28.49%, 2/6/2030 (a)(n)(r)	Upstart	2/10/2025	2,589	2,589	2,408
DRB5004763.SRDUP, 30.89%, 2/6/2028 (a)(r)	Upstart	2/10/2025	11,865	11,865	11,141
DRB5004785.SRDUP, 29.75%, 2/6/2030 (a)(r)	Upstart	2/10/2025	7,285	7,285	6,773
DRB5004820.SRDUP, 29.94%, 2/6/2030 (a)(r)	Upstart	2/10/2025	2,718	2,718	2,534
DRB5004838.SRDUP, 28.85%, 2/6/2030 (a)(n)(r)	Upstart	2/10/2025	4,346	4,346	347
DRB5004864.SRDUP, 21.66%, 2/6/2030 (a)(r)	Upstart	2/10/2025	4,906	4,906	4,611
DRB5005016.SRDUP, 28.24%, 2/6/2030 (a)(n)(r)	Upstart	2/10/2025	4,501	4,501	4,185
DRB5006349.SRDUP, 28.75%, 2/6/2030 (a)(r)	Upstart	2/10/2025	1,119	1,119	1,040
DRB5006352.SRDUP, 28.94%, 2/6/2030 (a)(r)	Upstart	2/10/2025	10,258	10,258	9,538
DRB5006378.SRDUP, 30.83%, 2/6/2028 (a)(r)	Upstart	2/10/2025	6,910	6,910	6,479
DRB5006380.SRDUP, 28.75%, 2/6/2030 (a)(r)	Upstart	2/10/2025	4,568	4,568	4,247
DRB5006382.SRDUP, 27.18%, 2/6/2030 (a)(r)	Upstart	2/10/2025	13,580	13,580	12,636
DRB5006395.SRDUP, 30.76%, 2/6/2030 (a)(r)	Upstart	2/10/2025	5,052	5,052	4,697

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

118	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
DRB5006407.SRDUP, 28.37%, 2/6/2030 (a)(r)	Upstart	2/10/2025	$932	$932	$866
DRB5006425.SRDUP, 27.22%, 2/6/2030 (a)(r)	Upstart	2/10/2025	45,549	45,549	42,355
DRB5006518.SRDUP, 31.85%, 2/6/2030 (a)(r)	Upstart	2/10/2025	5,999	5,999	5,578
DRB5006536.SRDUP, 25.89%, 2/7/2030 (a)(r)	Upstart	2/11/2025	4,265	4,265	3,968
DRB5006681.SRDUP, 20.46%, 2/6/2030 (a)(r)	Upstart	2/10/2025	26,034	26,034	24,425
DRB5006719.SRDUP, 32.14%, 2/7/2030 (a)(r)	Upstart	2/11/2025	2,532	2,540	2,355
DRB5006726.SRDUP, 29.94%, 2/6/2030 (a)(r)	Upstart	2/10/2025	2,709	2,718	2,519
DRB5006786.SRDUP, 30.19%, 2/7/2030 (a)(r)	Upstart	2/11/2025	18,576	18,641	17,329
DRB5006803.SRDUP, 31.58%, 2/6/2030 (a)(r)	Upstart	2/10/2025	14,616	14,616	13,589
DRB5007015.SRDUP, 13.18%, 2/6/2030 (a)(r)	Upstart	2/10/2025	1,232	1,232	1,220
DRB5007091.SRDUP, 12.26%, 2/6/2030 (a)(r)	Upstart	2/10/2025	7,544	7,544	7,429
DRB5007111.SRDUP, 30.17%, 2/6/2030 (a)(r)	Upstart	2/10/2025	1,929	1,929	1,799
DRB5007186.SRDUP, 27.38%, 2/7/2030 (a)(r)	Upstart	2/11/2025	4,258	4,258	3,967
DRB5007289.SRDUP, 32.39%, 2/6/2030 (a)(r)	Upstart	2/10/2025	7,318	7,318	6,804
DRB5007439.SRDUP, 27.08%, 2/6/2030 (a)(r)	Upstart	2/10/2025	5,111	5,111	4,799
DRB5007468.SRDUP, 28.07%, 2/6/2030 (a)(r)	Upstart	2/10/2025	1,665	1,671	1,579
DRB5007519.SRDUP, 30.76%, 2/6/2028 (a)(r)	Upstart	2/10/2025	2,289	2,289	2,146
DRB5007561.SRDUP, 28.21%, 2/6/2030 (a)(r)	Upstart	2/10/2025	27,381	27,381	25,460
DRB5007569.SRDUP, 27.68%, 2/6/2030 (a)(r)	Upstart	2/10/2025	1,489	1,489	1,385
DRB5007576.SRDUP, 27.68%, 2/6/2030 (a)(r)	Upstart	2/10/2025	2,674	2,674	2,487
DRB5007808.SRDUP, 23.02%, 2/6/2030 (a)(r)	Upstart	2/10/2025	7,282	7,282	6,773
DRB5007907.SRDUP, 13.65%, 2/6/2028 (a)(r)	Upstart	2/10/2025	30,330	30,330	29,729
DRB5008171.SRDUP, 31.98%, 2/7/2030 (a)(r)	Upstart	2/11/2025	5,532	5,532	5,146
DRB5008237.SRDUP, 13.74%, 2/7/2030 (a)(r)	Upstart	2/11/2025	21,471	21,471	21,148
DRB5008302.SRDUP, 31.90%, 2/7/2030 (a)(r)	Upstart	2/11/2025	2,437	2,437	2,267
DRB5008339.SRDUP, 32.27%, 2/7/2030 (a)(r)	Upstart	2/11/2025	8,255	8,255	7,679
DRB5008395.SRDUP, 25.40%, 2/7/2030 (a)(r)	Upstart	2/11/2025	12,042	12,042	11,204
DRB5008401.SRDUP, 32.27%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	890	890	191
DRB5008402.SRDUP, 25.29%, 2/7/2030 (a)(r)	Upstart	2/11/2025	46,649	46,649	43,522
DRB5008412.SRDUP, 32.25%, 2/7/2030 (a)(r)	Upstart	2/11/2025	3,095	3,095	2,879
DRB5008496.SRDUP, 25.62%, 7/7/2030 (a)(n)(r)	Upstart	2/11/2025	8,629	8,629	8,074
DRB5008497.SRDUP, 27.91%, 7/7/2030 (a)(n)(r)	Upstart	2/11/2025	2,872	2,872	2,697
DRB5008505.SRDUP, 14.35%, 2/7/2030 (a)(r)	Upstart	2/11/2025	9,848	9,848	9,532
DRB5008512.SRDUP, 31.19%, 2/7/2030 (a)(r)	Upstart	2/11/2025	5,524	5,524	5,139
DRB5008519.SRDUP, 28.86%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,119	1,119	1,041
DRB5008540.SRDUP, 14.30%, 2/7/2030 (a)(r)	Upstart	2/11/2025	18,881	18,881	18,276
DRB5008542.SRDUP, 24.83%, 2/7/2030 (a)(r)	Upstart	2/11/2025	28,682	28,682	26,934
DRB5008563.SRDUP, 28.53%, 2/7/2030 (a)(r)	Upstart	2/11/2025	5,498	5,498	5,115
DRB5008590.SRDUP, 27.50%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,116	1,116	1,038
DRB5008617.SRDUP, 28.13%, 2/7/2028 (a)(r)	Upstart	2/11/2025	5,391	5,391	5,060
DRB5008645.SRDUP, 26.28%, 2/7/2030 (a)(r)	Upstart	2/11/2025	13,283	13,283	12,366
DRB5008658.SRDUP, 28.76%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,212	1,212	1,127
DRB5008729.SRDUP, 29.34%, 2/7/2030 (a)(r)	Upstart	2/11/2025	4,609	4,609	4,300
DRB5008767.SRDUP, 32.18%, 2/7/2030 (a)(r)	Upstart	2/11/2025	3,964	3,964	3,692
DRB5008894.SRDUP, 31.62%, 2/7/2030 (a)(r)	Upstart	2/11/2025	5,515	5,515	5,130
DRB5009211.SRDUP, 29.79%, 7/7/2030 (a)(n)(r)	Upstart	2/11/2025	5,609	5,629	5,246
DRB5009364.SRDUP, 28.71%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	5,408	5,427	5,031
DRB5009386.SRDUP, 29.97%, 2/7/2030 (a)(r)	Upstart	2/11/2025	8,035	8,061	7,475
DRB5009426.SRDUP, 19.52%, 2/7/2030 (a)(r)	Upstart	2/11/2025	19,440	19,440	18,498
DRB5009544.SRDUP, 28.85%, 2/7/2030 (a)(r)	Upstart	2/11/2025	4,104	4,104	3,818
DRB5009547.SRDUP, 28.81%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,393	1,393	1,296
DRB5009565.SRDUP, 32.01%, 2/7/2030 (a)(r)	Upstart	2/11/2025	5,532	5,532	5,146

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	119

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
DRB5009573.SRDUP, 32.17%, 2/7/2030 (a)(r)	Upstart	2/11/2025	$2,345	$2,345	$2,181
DRB5009608.SRDUP, 30.21%, 2/7/2030 (a)(r)	Upstart	2/11/2025	8,412	8,412	7,826
DRB5009705.SRDUP, 28.88%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,399	1,399	1,301
DRB5009707.SRDUP, 31.28%, 2/7/2030 (a)(r)	Upstart	2/11/2025	2,809	2,809	2,613
DRB5009728.SRDUP, 30.77%, 2/7/2030 (a)(r)	Upstart	2/11/2025	5,520	5,520	5,135
DRB5009733.SRDUP, 31.54%, 2/7/2030 (a)(r)	Upstart	2/11/2025	4,029	4,029	3,747
DRB5009741.SRDUP, 28.46%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	7,684	7,710	4,029
DRB5009742.SRDUP, 29.91%, 2/7/2030 (a)(r)	Upstart	2/11/2025	5,121	5,121	4,765
DRB5009763.SRDUP, 22.47%, 2/7/2028 (a)(r)	Upstart	2/11/2025	4,475	4,475	4,277
DRB5009772.SRDUP, 29.90%, 2/7/2030 (a)(r)	Upstart	2/11/2025	2,429	2,429	2,260
DRB5009777.SRDUP, 23.20%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	4,303	4,303	4,003
DRB5009782.SRDUP, 25.69%, 2/7/2030 (a)(r)	Upstart	2/11/2025	3,142	3,142	2,925
DRB5009784.SRDUP, 13.03%, 2/7/2030 (a)(r)	Upstart	2/11/2025	2,972	2,972	2,877
DRB5009794.SRDUP, 31.14%, 2/7/2030 (a)(r)	Upstart	2/11/2025	2,622	2,622	2,439
DRB5009847.SRDUP, 31.25%, 2/7/2030 (a)(r)	Upstart	2/11/2025	21,109	21,177	19,638
DRB5009854.SRDUP, 28.71%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,585	1,585	1,475
DRB5009885.SRDUP, 23.56%, 2/7/2030 (a)(r)	Upstart	2/11/2025	6,183	6,183	5,881
DRB5009916.SRDUP, 28.73%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,491	1,491	1,388
DRB5009924.SRDUP, 25.48%, 2/7/2030 (a)(r)	Upstart	2/11/2025	5,284	5,299	4,916
DRB5009952.SRDUP, 30.59%, 2/7/2028 (a)(n)(r)	Upstart	2/11/2025	4,633	4,633	277
DRB5009978.SRDUP, 31.03%, 2/7/2030 (a)(r)	Upstart	2/11/2025	2,434	2,434	2,264
DRB5010010.SRDUP, 28.81%, 2/7/2030 (a)(r)	Upstart	2/11/2025	3,484	3,484	3,244
DRB5010011.SRDUP, 31.99%, 2/7/2030 (a)(r)	Upstart	2/11/2025	5,438	5,438	5,059
DRB5010016.SRDUP, 31.66%, 2/7/2030 (a)(r)	Upstart	2/11/2025	2,249	2,250	2,092
DRB5010025.SRDUP, 26.23%, 2/7/2030 (a)(r)	Upstart	2/11/2025	9,278	9,278	8,632
DRB5010035.SRDUP, 29.70%, 2/7/2030 (a)(r)	Upstart	2/11/2025	2,988	2,988	2,780
DRB5010046.SRDUP, 28.32%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,584	1,584	1,473
DRB5010055.SRDUP, 26.20%, 2/7/2030 (a)(r)	Upstart	2/11/2025	2,598	2,598	2,417
DRB5010061.SRDUP, 32.08%, 2/7/2030 (a)(r)	Upstart	2/11/2025	6,470	6,470	6,019
DRB5010071.SRDUP, 28.97%, 2/7/2028 (a)(r)	Upstart	2/11/2025	5,235	5,235	4,912
DRB5010092.SRDUP, 28.86%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	5,789	5,789	5,385
DRB5010118.SRDUP, 29.66%, 2/7/2030 (a)(r)	Upstart	2/11/2025	19,609	19,609	18,242
DRB5010119.SRDUP, 28.78%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	1,546	1,546	1,439
DRB5010124.SRDUP, 28.64%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,398	1,398	1,301
DRB5010126.SRDUP, 27.35%, 2/7/2028 (a)(r)	Upstart	2/11/2025	5,717	5,717	5,366
DRB5010133.SRDUP, 29.82%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,214	1,218	1,130
DRB5010149.SRDUP, 31.61%, 2/7/2030 (a)(r)	Upstart	2/11/2025	2,717	2,717	2,528
DRB5010170.SRDUP, 27.31%, 2/7/2030 (a)(r)	Upstart	2/11/2025	30,496	30,496	28,372
DRB5010176.SRDUP, 28.68%, 2/7/2030 (a)(r)	Upstart	2/11/2025	5,174	5,174	4,817
DRB5010190.SRDUP, 28.84%, 2/7/2030 (a)(r)	Upstart	2/11/2025	5,452	5,452	5,086
DRB5010194.SRDUP, 24.55%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,012	1,012	942
DRB5010195.SRDUP, 30.41%, 2/7/2028 (a)(n)(r)	Upstart	2/11/2025	4,028	4,028	281
DRB5010203.SRDUP, 29.98%, 2/7/2030 (a)(r)	Upstart	2/11/2025	9,027	9,027	8,397
DRB5010205.SRDUP, 31.37%, 2/7/2030 (a)(r)	Upstart	2/11/2025	2,904	2,904	2,701
DRB5010207.SRDUP, 28.71%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,212	1,212	1,127
DRB5010215.SRDUP, 30.29%, 2/7/2030 (a)(r)	Upstart	2/11/2025	2,057	2,057	1,913
DRB5010224.SRDUP, 29.90%, 2/7/2030 (a)(r)	Upstart	2/11/2025	4,391	4,391	4,085
DRB5010226.SRDUP, 30.06%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,205	1,205	1,123
DRB5010239.SRDUP, 28.61%, 7/7/2030 (a)(n)(r)	Upstart	2/11/2025	2,351	2,351	2,192
DRB5010325.SRDUP, 16.17%, 2/7/2028 (a)(r)	Upstart	2/11/2025	1,062	1,065	1,021
DRB5010395.SRDUP, 26.23%, 2/7/2030 (a)(r)	Upstart	2/11/2025	9,278	9,278	8,632
DRB5010432.SRDUP, 26.20%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	916	919	852

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

120	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
DRB5010433.SRDUP, 26.17%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	$5,550	$5,550	$1,611
DRB5010642.SRDUP, 25.78%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,026	1,026	957
DRB5010681.SRDUP, 28.56%, 2/7/2028 (a)(r)	Upstart	2/11/2025	4,133	4,133	3,947
DRB5010720.SRDUP, 20.96%, 2/7/2028 (a)(r)	Upstart	2/11/2025	1,393	1,393	1,331
DRB5010733.SRDUP, 28.66%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	9,311	9,311	8,663
DRB5175618.SRDUP, 23.61%, 4/2/2030 (a)(r)	Upstart	4/06/2025	8,500	8,500	7,966
DRB5175659.SRDUP, 28.60%, 4/2/2030 (a)(r)	Upstart	4/06/2025	952	952	891
DRB5175697.SRDUP, 23.06%, 4/2/2028 (a)(r)	Upstart	4/06/2025	999	999	936
DRB5175717.SRDUP, 31.55%, 4/2/2030 (a)(r)	Upstart	4/06/2025	1,603	1,603	1,498
DRB5175845.SRDUP, 31.39%, 4/2/2030 (a)(r)	Upstart	4/06/2025	2,770	2,770	2,598
DRB5175881.SRDUP, 31.36%, 4/2/2030 (a)(n)(r)	Upstart	4/06/2025	9,634	9,634	4,998
DRB5175945.SRDUP, 29.86%, 4/2/2030 (a)(r)	Upstart	4/06/2025	7,245	7,245	6,792
DRB5176234.SRDUP, 16.97%, 4/2/2028 (a)(r)	Upstart	4/06/2025	34,664	34,664	33,499
DRB5176310.SRDUP, 29.80%, 4/2/2028 (a)(r)	Upstart	4/06/2025	1,244	1,244	1,167
DRB5176387.SRDUP, 30.04%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,002	2,009	1,878
DRB5176475.SRDUP, 30.53%, 4/3/2030 (a)(r)	Upstart	4/07/2025	5,624	5,624	5,253
DRB5176596.SRDUP, 25.43%, 4/3/2030 (a)(r)	Upstart	4/07/2025	5,604	5,604	5,255
DRB5176786.SRDUP, 31.82%, 7/3/2030 (a)(n)(r)	Upstart	4/07/2025	9,719	9,719	9,320
DRB5176827.SRDUP, 26.86%, 4/3/2030 (a)(r)	Upstart	4/07/2025	828	828	792
DRB5176837.SRDUP, 23.23%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	5,310	5,310	4,960
DRB5176843.SRDUP, 29.91%, 4/3/2028 (a)(r)	Upstart	4/07/2025	4,088	4,088	3,839
DRB5176855.SRDUP, 27.28%, 9/3/2030 (a)(n)(r)	Upstart	4/07/2025	1,064	1,064	1,010
DRB5176877.SRDUP, 29.84%, 4/3/2028 (a)(r)	Upstart	4/07/2025	7,020	7,020	6,592
DRB5176887.SRDUP, 29.93%, 4/3/2030 (a)(r)	Upstart	4/07/2025	9,247	9,247	8,675
DRB5176893.SRDUP, 28.52%, 4/3/2030 (a)(r)	Upstart	4/07/2025	9,515	9,515	8,925
DRB5176904.SRDUP, 28.47%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,933	2,933	2,739
DRB5176909.SRDUP, 28.87%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,522	1,527	1,421
DRB5176918.SRDUP, 25.48%, 4/3/2030 (a)(r)	Upstart	4/07/2025	6,391	6,391	5,972
DRB5176925.SRDUP, 28.77%, 4/3/2030 (a)(r)	Upstart	4/07/2025	12,525	12,525	11,706
DRB5176971.SRDUP, 24.17%, 5/3/2030 (a)(r)	Upstart	4/07/2025	14,355	14,355	13,560
DRB5177011.SRDUP, 23.74%, 4/3/2030 (a)(r)	Upstart	4/07/2025	25,033	25,033	23,838
DRB5177029.SRDUP, 30.45%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	34,439	34,439	10,002
DRB5177031.SRDUP, 28.84%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,570	2,570	2,411
DRB5177040.SRDUP, 26.24%, 4/3/2030 (a)(r)	Upstart	4/07/2025	6,638	6,638	6,225
DRB5177057.SRDUP, 25.31%, 4/3/2030 (a)(r)	Upstart	4/07/2025	18,942	18,942	17,943
DRB5177070.SRDUP, 15.43%, 4/3/2030 (a)(r)	Upstart	4/07/2025	18,156	18,156	17,585
DRB5177077.SRDUP, 24.77%, 4/3/2028 (a)(n)(r)	Upstart	4/07/2025	9,417	9,417	1,917
DRB5177106.SRDUP, 28.77%, 4/3/2030 (a)(r)	Upstart	4/07/2025	894	894	839
DRB5177133.SRDUP, 31.52%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,604	1,604	1,547
DRB5177150.SRDUP, 24.73%, 4/3/2028 (a)(n)(r)	Upstart	4/07/2025	5,123	5,123	3,066
DRB5177155.SRDUP, 13.36%, 4/3/2030 (a)(r)	Upstart	4/07/2025	5,570	5,569	5,390
DRB5177173.SRDUP, 27.17%, 4/3/2028 (a)(r)	Upstart	4/07/2025	884	884	830
DRB5177178.SRDUP, 29.35%, 4/3/2030 (a)(r)	Upstart	4/07/2025	5,826	5,826	5,445
DRB5177180.SRDUP, 32.37%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,774	2,774	2,602
DRB5177185.SRDUP, 30.05%, 4/3/2030 (a)(r)	Upstart	4/07/2025	4,281	4,281	4,002
DRB5177189.SRDUP, 30.52%, 4/3/2030 (a)(r)	Upstart	4/07/2025	5,630	5,630	5,282
DRB5177193.SRDUP, 25.66%, 4/3/2030 (a)(r)	Upstart	4/07/2025	14,780	14,780	13,861
DRB5177197.SRDUP, 28.83%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,526	2,526	2,360
DRB5177199.SRDUP, 29.93%, 4/3/2030 (a)(r)	Upstart	4/07/2025	5,148	5,148	4,829
DRB5177215.SRDUP, 28.40%, 4/3/2030 (a)(r)	Upstart	4/07/2025	951	951	892
DRB5177220.SRDUP, 32.29%, 4/3/2030 (a)(r)	Upstart	4/07/2025	3,252	3,252	3,051
DRB5177241.SRDUP, 25.86%, 4/3/2030 (a)(r)	Upstart	4/07/2025	42,080	42,080	39,462

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	121

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
DRB5177242.SRDUP, 31.79%, 4/3/2030 (a)(r)	Upstart	4/07/2025	$28,544	$28,544	$26,912
DRB5177249.SRDUP, 25.78%, 4/3/2028 (a)(r)	Upstart	4/07/2025	23,814	23,814	22,362
DRB5177256.SRDUP, 30.08%, 4/3/2030 (a)(r)	Upstart	4/07/2025	23,553	23,553	22,094
DRB5177258.SRDUP, 32.09%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,486	2,494	2,332
DRB5177269.SRDUP, 27.44%, 4/3/2028 (a)(n)(r)	Upstart	4/07/2025	3,957	3,957	1,227
DRB5177274.SRDUP, 25.31%, 4/3/2030 (a)(r)	Upstart	4/07/2025	5,279	5,279	4,931
DRB5177275.SRDUP, 29.81%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,697	2,697	2,521
DRB5177276.SRDUP, 28.61%, 4/3/2030 (a)(r)	Upstart	4/07/2025	5,692	5,692	5,318
DRB5177277.SRDUP, 31.48%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	1,793	1,793	1,676
DRB5177292.SRDUP, 28.69%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,237	1,237	1,160
DRB5177294.SRDUP, 22.85%, 4/3/2028 (a)(r)	Upstart	4/07/2025	866	866	829
DRB5177303.SRDUP, 27.32%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,867	1,867	1,745
DRB5177334.SRDUP, 9.95%, 4/3/2028 (a)(r)	Upstart	4/07/2025	26,284	26,284	26,026
DRB5177350.SRDUP, 25.28%, 4/3/2028 (a)(r)	Upstart	4/07/2025	1,062	1,062	997
DRB5177357.SRDUP, 30.80%, 4/3/2028 (a)(r)	Upstart	4/07/2025	4,069	4,069	3,807
DRB5177361.SRDUP, 28.67%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,237	1,237	1,160
DRB5177383.SRDUP, 32.28%, 4/3/2030 (a)(r)	Upstart	4/07/2025	5,260	5,260	4,935
DRB5177388.SRDUP, 27.04%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	1,851	1,852	965
DRB5177392.SRDUP, 28.23%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,663	2,663	2,497
DRB5177398.SRDUP, 30.51%, 4/3/2028 (a)(r)	Upstart	4/07/2025	2,136	2,136	2,006
DRB5177420.SRDUP, 22.38%, 4/3/2030 (a)(r)	Upstart	4/07/2025	11,311	11,311	10,768
DRB5177469.SRDUP, 30.43%, 4/3/2030 (a)(r)	Upstart	4/07/2025	5,539	5,539	5,196
DRB5177688.SRDUP, 28.68%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,094	2,093	1,964
DRB5177750.SRDUP, 31.91%, 4/3/2030 (a)(r)	Upstart	4/07/2025	8,794	8,794	8,250
DRB5177853.SRDUP, 11.42%, 4/3/2028 (a)(r)	Upstart	4/07/2025	4,281	4,281	4,212
DRB5177974.SRDUP, 22.72%, 4/3/2030 (a)(r)	Upstart	4/07/2025	29,047	29,046	27,502
DRB5178200.SRDUP, 27.44%, 4/3/2030 (a)(r)	Upstart	4/07/2025	15,200	15,200	14,256
DRB5178216.SRDUP, 20.67%, 4/3/2028 (a)(r)	Upstart	4/07/2025	1,572	1,572	1,506
DRB5178233.SRDUP, 31.93%, 4/3/2030 (a)(r)	Upstart	4/07/2025	3,231	3,242	3,031
DRB5178235.SRDUP, 31.79%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,201	2,201	2,065
DRB5178288.SRDUP, 26.77%, 4/3/2028 (a)(r)	Upstart	4/07/2025	2,551	2,559	2,411
DRB5178293.SRDUP, 28.08%, 4/3/2028 (a)(r)	Upstart	4/07/2025	7,555	7,555	7,076
DRB5178316.SRDUP, 25.74%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	8,113	8,113	7,576
DRB5178375.SRDUP, 31.18%, 4/3/2030 (a)(r)	Upstart	4/07/2025	7,022	7,022	6,564
DRB5178423.SRDUP, 30.67%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,241	1,241	1,164
DRB5178644.SRDUP, 30.47%, 4/3/2028 (a)(n)(r)	Upstart	4/07/2025	5,367	5,367	3,236
DRB5178694.SRDUP, 15.55%, 4/3/2028 (a)(r)	Upstart	4/07/2025	1,918	1,918	1,851
DRB5178717.SRDUP, 28.39%, 4/3/2030 (a)(r)	Upstart	4/07/2025	12,562	12,562	11,906
DRB5178784.SRDUP, 26.18%, 4/3/2028 (a)(r)	Upstart	4/07/2025	163	163	161
DRB5178789.SRDUP, 27.93%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	9,863	9,863	5,068
DRB5178791.SRDUP, 30.06%, 4/3/2030 (a)(r)	Upstart	4/07/2025	23,135	23,135	21,613
DRB5178799.SRDUP, 31.09%, 4/3/2030 (a)(r)	Upstart	4/07/2025	4,419	4,419	4,145
DRB5178800.SRDUP, 29.45%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,143	1,143	1,072
DRB5178807.SRDUP, 32.28%, 4/3/2030 (a)(r)	Upstart	4/07/2025	3,443	3,443	3,230
DRB5178816.SRDUP, 28.87%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	3,733	3,733	3,489
DRB5178832.SRDUP, 24.36%, 4/3/2030 (a)(r)	Upstart	4/07/2025	25,719	25,719	24,494
DRB5178852.SRDUP, 25.95%, 4/3/2030 (a)(r)	Upstart	4/07/2025	21,631	21,631	20,285
DRB5178856.SRDUP, 32.17%, 4/3/2030 (a)(r)	Upstart	4/07/2025	3,591	3,591	3,386
DRB5178879.SRDUP, 16.84%, 4/3/2028 (a)(r)	Upstart	4/07/2025	14,728	14,728	14,236
DRB5178892.SRDUP, 29.74%, 4/3/2030 (a)(r)	Upstart	4/07/2025	4,322	4,322	4,039
DRB5178895.SRDUP, 28.13%, 4/3/2030 (a)(r)	Upstart	4/07/2025	10,595	10,595	9,902
DRB5178921.SRDUP, 30.02%, 4/3/2030 (a)(r)	Upstart	4/07/2025	8,581	8,581	8,050

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

122	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
DRB5178929.SRDUP, 25.63%, 4/3/2030 (a)(r)	Upstart	4/07/2025	$5,400	$5,400	$5,064
DRB5178932.SRDUP, 32.30%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,722	1,722	1,615
DRB5178940.SRDUP, 25.57%, 4/3/2028 (a)(r)	Upstart	4/07/2025	7,694	7,694	7,353
DRB5178942.SRDUP, 24.42%, 4/3/2028 (a)(r)	Upstart	4/07/2025	13,196	13,196	12,392
DRB5178949.SRDUP, 26.84%, 4/3/2030 (a)(r)	Upstart	4/07/2025	6,359	6,359	5,964
DRB5178955.SRDUP, 30.62%, 4/3/2028 (a)(r)	Upstart	4/07/2025	1,513	1,513	1,421
DRB5178971.SRDUP, 31.98%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,390	2,390	2,242
DRB5178973.SRDUP, 21.91%, 4/3/2030 (a)(r)	Upstart	4/07/2025	47,092	47,092	44,580
DRB5178988.SRDUP, 28.44%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,110	1,110	1,038
DRB5178989.SRDUP, 29.82%, 4/3/2028 (a)(r)	Upstart	4/07/2025	4,830	4,830	4,535
DRB5179046.SRDUP, 25.81%, 4/3/2028 (a)(n)(r)	Upstart	4/07/2025	31,927	31,927	30,587
DRB5179132.SRDUP, 31.69%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	4,703	4,703	2,456
DRB5179298.SRDUP, 28.58%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	7,300	7,300	6,882
DRB5179313.SRDUP, 31.93%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,868	2,877	2,690
DRB5179316.SRDUP, 31.75%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	3,228	3,228	622
DRB5179323.SRDUP, 30.27%, 4/3/2028 (a)(r)	Upstart	4/07/2025	3,150	3,150	2,966
DRB5179335.SRDUP, 23.19%, 4/3/2030 (a)(r)	Upstart	4/07/2025	37,951	37,951	35,933
DRB5179336.SRDUP, 32.18%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,817	1,817	1,705
DRB5179356.SRDUP, 13.75%, 4/3/2030 (a)(r)	Upstart	4/07/2025	4,826	4,841	4,673
DRB5179460.SRDUP, 31.99%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,773	2,773	2,601
DRB5179566.SRDUP, 25.38%, 4/3/2030 (a)(r)	Upstart	4/07/2025	9,577	9,577	8,949
DRB5179570.SRDUP, 32.16%, 4/3/2030 (a)(r)	Upstart	4/07/2025	9,467	9,467	8,881
DRB5179656.SRDUP, 32.15%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,295	2,295	2,153
DRB5179830.SRDUP, 28.62%, 4/3/2028 (a)(r)	Upstart	4/07/2025	1,773	1,773	1,665
DRB5179845.SRDUP, 32.37%, 4/3/2030 (a)(r)	Upstart	4/07/2025	3,704	3,704	3,461
DRB5179856.SRDUP, 25.64%, 4/3/2030 (a)(r)	Upstart	4/07/2025	9,285	9,285	8,707
DRB5179864.SRDUP, 29.79%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,288	2,288	2,146
DRB5179866.SRDUP, 30.67%, 4/3/2030 (a)(r)	Upstart	4/07/2025	5,771	5,771	5,413
DRB5179874.SRDUP, 25.74%, 4/3/2028 (a)(n)(r)	Upstart	4/07/2025	1,973	1,973	1,890
DRB5179884.SRDUP, 28.09%, 4/3/2028 (a)(r)	Upstart	4/07/2025	2,897	2,897	2,722
DRB5179885.SRDUP, 31.85%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	12,870	12,870	6,720
DRB5179925.SRDUP, 30.63%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,417	2,417	2,268
DRB5179936.SRDUP, 28.70%, 4/3/2030 (a)(r)	Upstart	4/07/2025	4,687	4,687	4,396
DRB5179962.SRDUP, 31.70%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	24,179	24,179	12,499
DRB5180117.SRDUP, 29.18%, 4/3/2028 (a)(n)(r)	Upstart	4/07/2025	8,360	8,360	7,830
DRB5180196.SRDUP, 30.04%, 4/3/2030 (a)(r)	Upstart	4/07/2025	10,870	10,870	10,305
DRB5180362.SRDUP, 29.87%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,830	2,830	2,646
DRB5180390.SRDUP, 27.53%, 4/3/2028 (a)(r)	Upstart	4/07/2025	7,155	7,155	6,701
DRB5180825.SRDUP, 29.96%, 4/4/2030 (a)(r)	Upstart	4/08/2025	5,654	5,654	5,306
DRB5181026.SRDUP, 31.74%, 4/4/2030 (a)(r)	Upstart	4/08/2025	2,294	2,294	2,153
DRB5181186.SRDUP, 24.75%, 4/4/2030 (a)(r)	Upstart	4/08/2025	653	653	633
DRB5181242.SRDUP, 30.38%, 4/4/2028 (a)(r)	Upstart	4/08/2025	2,426	2,426	2,290
DRB5181277.SRDUP, 28.83%, 4/4/2030 (a)(n)(r)	Upstart	4/08/2025	2,265	2,265	656
DRB5181297.SRDUP, 25.49%, 4/4/2030 (a)(n)(r)	Upstart	4/08/2025	47,094	47,094	24,141
DRB5181308.SRDUP, 32.23%, 4/4/2030 (a)(r)	Upstart	4/08/2025	3,634	3,634	3,411
DRB5181313.SRDUP, 30.74%, 4/4/2028 (a)(n)(r)	Upstart	4/08/2025	6,229	6,229	5,852
DRB5181330.SRDUP, 31.11%, 4/4/2030 (a)(r)	Upstart	4/08/2025	28,619	28,619	26,766
DRB5181331.SRDUP, 30.15%, 4/4/2028 (a)(r)	Upstart	4/08/2025	2,401	2,401	2,255
DRB5181359.SRDUP, 28.76%, 4/4/2030 (a)(r)	Upstart	4/08/2025	2,189	2,189	2,054
DRB5181364.SRDUP, 29.47%, 4/4/2030 (a)(r)	Upstart	4/08/2025	2,456	2,456	2,366
DRB5181372.SRDUP, 28.58%, 4/4/2030 (a)(r)	Upstart	4/08/2025	1,518	1,518	1,419
DRB5181373.SRDUP, 27.49%, 9/4/2028 (a)(r)	Upstart	4/08/2025	32,473	32,473	30,509

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	123

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
DRB5181377.SRDUP, 31.96%, 4/4/2030 (a)(n)(r)	Upstart	4/08/2025	$2,121	$2,129	$2,001
DRB5181399.SRDUP, 28.12%, 4/4/2030 (a)(r)	Upstart	4/08/2025	4,049	4,049	3,791
DRB5181403.SRDUP, 24.73%, 4/4/2030 (a)(r)	Upstart	4/08/2025	5,079	5,079	4,749
DRB5181430.SRDUP, 28.98%, 4/4/2030 (a)(r)	Upstart	4/08/2025	6,760	6,760	6,344
DRB5181455.SRDUP, 25.83%, 4/4/2028 (a)(r)	Upstart	4/08/2025	4,322	4,322	4,061
DRB5181461.SRDUP, 32.24%, 4/4/2030 (a)(r)	Upstart	4/08/2025	7,172	7,172	6,732
DRB5181487.SRDUP, 31.95%, 4/4/2030 (a)(r)	Upstart	4/08/2025	1,818	1,818	1,707
DRB5181496.SRDUP, 31.72%, 4/4/2030 (a)(r)	Upstart	4/08/2025	6,597	6,597	6,192
DRB5186077.SRDUP, 22.05%, 4/7/2028 (a)(r)	Upstart	4/09/2025	17,486	17,486	16,730
DRB5186094.SRDUP, 22.14%, 4/7/2030 (a)(r)	Upstart	4/09/2025	9,073	9,073	8,577
DRB5186096.SRDUP, 20.65%, 4/7/2030 (a)(r)	Upstart	4/09/2025	1,671	1,671	1,592
DRB5186167.SRDUP, 28.72%, 4/7/2030 (a)(r)	Upstart	4/09/2025	1,609	1,609	1,506
DRB5186187.SRDUP, 27.40%, 4/7/2028 (a)(r)	Upstart	4/09/2025	885	885	832
DRB5186221.SRDUP, 30.18%, 4/7/2028 (a)(n)(r)	Upstart	4/09/2025	10,693	10,693	2,181
DRB5186374.SRDUP, 19.65%, 4/7/2028 (a)(r)	Upstart	4/09/2025	12,044	12,044	11,527
DRB5186400.SRDUP, 26.86%, 4/7/2030 (a)(r)	Upstart	4/09/2025	33,221	33,331	31,221
DRB5186404.SRDUP, 32.04%, 4/7/2030 (a)(r)	Upstart	4/09/2025	13,767	13,767	12,943
DRB5186488.SRDUP, 28.50%, 4/7/2030 (a)(r)	Upstart	4/09/2025	1,714	1,714	1,606
DRB5186520.SRDUP, 28.85%, 4/7/2028 (a)(r)	Upstart	4/09/2025	8,693	8,693	8,180
DRB5186579.SRDUP, 30.83%, 4/7/2030 (a)(r)	Upstart	4/09/2025	5,410	5,410	5,069
DRB5186650.SRDUP, 27.93%, 4/7/2030 (a)(r)	Upstart	4/09/2025	5,419	5,419	5,093
DRB5186843.SRDUP, 31.96%, 4/7/2030 (a)(r)	Upstart	4/09/2025	31,451	31,451	29,569
DRB5186851.SRDUP, 13.88%, 4/7/2030 (a)(r)	Upstart	4/09/2025	1,021	1,021	989
DRB5186916.SRDUP, 19.93%, 4/7/2030 (a)(r)	Upstart	4/09/2025	2,347	2,354	2,276
DRB5186917.SRDUP, 29.35%, 4/7/2030 (a)(r)	Upstart	4/09/2025	4,645	4,645	4,348
DRB5187007.SRDUP, 16.03%, 4/7/2030 (a)(r)	Upstart	4/09/2025	10,253	10,286	9,937
DRB5187054.SRDUP, 28.64%, 4/7/2030 (a)(r)	Upstart	4/09/2025	1,743	1,743	1,633
DRB5187253.SRDUP, 26.05%, 4/7/2030 (a)(r)	Upstart	4/09/2025	1,422	1,422	1,349
DRB5187437.SRDUP, 22.81%, 4/7/2030 (a)(r)	Upstart	4/09/2025	1,321	1,321	1,241
DRB5187475.SRDUP, 30.59%, 4/7/2028 (a)(r)	Upstart	4/09/2025	4,199	4,199	3,973
DRB5187511.SRDUP, 28.86%, 4/7/2030 (a)(r)	Upstart	4/09/2025	1,047	1,047	984
DRB5187584.SRDUP, 28.68%, 4/7/2030 (a)(r)	Upstart	4/09/2025	1,326	1,326	1,241
DRB5187652.SRDUP, 22.84%, 4/7/2030 (a)(r)	Upstart	4/09/2025	25,279	25,279	23,967
DRB5187673.SRDUP, 23.88%, 4/7/2028 (a)(r)	Upstart	4/09/2025	1,943	1,943	1,864
DRB5187690.SRDUP, 30.58%, 4/7/2030 (a)(n)(r)	Upstart	4/09/2025	8,859	8,859	8,370
DRB5187909.SRDUP, 32.33%, 4/7/2030 (a)(r)	Upstart	4/09/2025	2,869	2,869	2,698
DRB5188085.SRDUP, 20.89%, 4/7/2028 (a)(r)	Upstart	4/09/2025	3,956	3,956	3,794
DRB5188367.SRDUP, 29.11%, 4/7/2028 (a)(n)(r)	Upstart	4/09/2025	11,106	11,106	3,485
DRB5188582.SRDUP, 28.68%, 4/7/2030 (a)(r)	Upstart	4/09/2025	4,164	4,164	3,897
DRB5188661.SRDUP, 25.72%, 4/7/2030 (a)(n)(r)	Upstart	4/09/2025	7,533	7,533	3,866
DRB5188675.SRDUP, 24.64%, 4/7/2030 (a)(r)	Upstart	4/09/2025	5,392	5,392	5,067
DRB5188846.SRDUP, 31.93%, 4/7/2030 (a)(r)	Upstart	4/09/2025	2,581	2,590	2,427
DRB5189532.SRDUP, 30.76%, 4/7/2028 (a)(r)	Upstart	4/09/2025	5,252	5,252	4,942
DRB5190698.SRDUP, 28.64%, 4/7/2030 (a)(r)	Upstart	4/09/2025	10,087	10,087	9,481
DRB5190855.SRDUP, 29.04%, 4/7/2028 (a)(r)	Upstart	4/09/2025	4,003	4,003	3,766
DRB5191628.SRDUP, 30.89%, 4/7/2028 (a)(r)	Upstart	4/09/2025	2,748	2,748	2,576
DRB5191856.SRDUP, 28.16%, 4/7/2030 (a)(r)	Upstart	4/09/2025	1,611	1,611	1,507
DRB5191885.SRDUP, 21.76%, 4/7/2030 (a)(r)	Upstart	4/09/2025	3,296	3,296	3,124
DRB5192340.SRDUP, 32.14%, 4/7/2030 (a)(r)	Upstart	4/09/2025	7,554	7,554	7,102
DRB5193162.SRDUP, 31.63%, 4/7/2030 (a)(r)	Upstart	4/09/2025	856	856	823
DRB5193218.SRDUP, 26.38%, 4/7/2028 (a)(r)	Upstart	4/09/2025	33,554	33,554	31,574
DRB5364219.SRDUP, 29.41%, 5/23/2030 (a)(r)	Upstart	5/28/2025	1,154	1,154	1,099

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

124	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
DRB5366391.SRDUP, 14.20%, 5/23/2030 (a)(r)	Upstart	5/28/2025	$30,027	$30,027	$29,192
DRB5371131.SRDUP, 27.28%, 5/22/2028 (a)(n)(r)	Upstart	5/27/2025	3,339	3,339	275
DRB5376359.SRDUP, 28.93%, 5/23/2030 (a)(r)	Upstart	5/28/2025	6,534	6,534	6,224
DRB5377434.SRDUP, 30.44%, 5/22/2030 (a)(r)	Upstart	5/27/2025	10,204	10,204	9,716
DRB5377643.SRDUP, 31.26%, 5/22/2030 (a)(r)	Upstart	5/27/2025	5,589	5,589	5,322
DRB5377656.SRDUP, 28.62%, 5/22/2030 (a)(r)	Upstart	5/27/2025	1,952	1,952	1,853
DRB5378042.SRDUP, 29.10%, 5/22/2030 (a)(r)	Upstart	5/27/2025	4,810	4,810	4,579
DRB5378098.SRDUP, 31.20%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	1,914	1,914	1,813
DRB5378219.SRDUP, 29.98%, 5/22/2030 (a)(r)	Upstart	5/27/2025	6,061	6,061	5,771
DRB5378227.SRDUP, 32.38%, 5/22/2030 (a)(r)	Upstart	5/27/2025	4,341	4,341	4,134
DRB5378269.SRDUP, 29.18%, 5/22/2030 (a)(r)	Upstart	5/27/2025	3,076	3,086	2,928
DRB5378335.SRDUP, 27.13%, 5/22/2028 (a)(n)(r)	Upstart	5/27/2025	3,119	3,119	2,958
DRB5378339.SRDUP, 31.79%, 5/22/2030 (a)(r)	Upstart	5/27/2025	1,253	1,253	1,201
DRB5378408.SRDUP, 32.00%, 5/22/2030 (a)(r)	Upstart	5/27/2025	2,454	2,454	2,325
DRB5378415.SRDUP, 29.35%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	1,345	1,349	1,279
DRB5378428.SRDUP, 26.13%, 5/22/2030 (a)(r)	Upstart	5/27/2025	24,560	24,560	23,273
DRB5378614.SRDUP, 30.30%, 5/22/2030 (a)(r)	Upstart	5/27/2025	3,948	3,948	3,919
DRB5378850.SRDUP, 13.38%, 5/22/2030 (a)(r)	Upstart	5/27/2025	47,001	47,001	45,679
DRB5379083.SRDUP, 30.09%, 5/22/2028 (a)(r)	Upstart	5/27/2025	2,000	2,000	1,906
DRB5379907.SRDUP, 28.52%, 5/22/2030 (a)(r)	Upstart	5/27/2025	2,209	2,209	2,103
DRB5379924.SRDUP, 31.86%, 5/22/2030 (a)(r)	Upstart	5/27/2025	3,085	3,096	2,938
DRB5379941.SRDUP, 30.56%, 5/22/2030 (a)(r)	Upstart	5/27/2025	2,022	2,029	1,925
DRB5379956.SRDUP, 29.05%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	2,323	2,323	2,118
DRB5379965.SRDUP, 31.94%, 5/22/2030 (a)(r)	Upstart	5/27/2025	18,707	18,707	17,814
DRB5380048.SRDUP, 30.54%, 5/22/2028 (a)(n)(r)	Upstart	5/27/2025	5,336	5,336	5,058
DRB5380049.SRDUP, 29.39%, 5/22/2028 (a)(n)(r)	Upstart	5/27/2025	6,185	6,185	1,328
DRB5380066.SRDUP, 28.90%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	13,985	13,985	13,247
DRB5380113.SRDUP, 29.91%, 5/22/2030 (a)(r)	Upstart	5/27/2025	3,271	3,271	3,114
DRB5380114.SRDUP, 32.22%, 5/22/2030 (a)(r)	Upstart	5/27/2025	14,416	14,416	13,728
DRB5380234.SRDUP, 30.07%, 5/22/2030 (a)(r)	Upstart	5/27/2025	25,260	25,260	23,957
DRB5380331.SRDUP, 28.32%, 5/22/2030 (a)(r)	Upstart	5/27/2025	1,152	1,152	1,097
DRB5380409.SRDUP, 18.90%, 5/22/2030 (a)(r)	Upstart	5/27/2025	28,638	28,732	27,868
DRB5380476.SRDUP, 28.86%, 5/22/2030 (a)(r)	Upstart	5/27/2025	4,708	4,708	4,482
DRB5380477.SRDUP, 22.88%, 5/22/2030 (a)(r)	Upstart	5/27/2025	5,340	5,340	5,108
DRB5380494.SRDUP, 25.23%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	1,950	1,950	548
DRB5380620.SRDUP, 28.08%, 5/22/2028 (a)(n)(r)	Upstart	5/27/2025	9,080	9,080	1,882
DRB5380679.SRDUP, 29.94%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	46,928	46,928	44,456
DRB5380684.SRDUP, 28.79%, 5/22/2030 (a)(r)	Upstart	5/27/2025	10,455	10,455	9,911
DRB5380750.SRDUP, 31.16%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	1,175	1,175	331
DRB5380839.SRDUP, 15.56%, 5/22/2028 (a)(r)	Upstart	5/27/2025	4,705	4,705	4,576
DRB5380850.SRDUP, 30.68%, 10/22/2028 (a)(n)(r)	Upstart	5/27/2025	3,695	3,708	3,581
DRB5380871.SRDUP, 31.31%, 5/22/2030 (a)(r)	Upstart	5/27/2025	9,095	9,095	8,618
DRB5381026.SRDUP, 27.01%, 5/22/2028 (a)(r)	Upstart	5/27/2025	2,091	2,091	2,030
DRB5381077.SRDUP, 29.95%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	2,303	2,303	2,181
DRB5381091.SRDUP, 25.86%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	6,647	6,647	562
DRB5381099.SRDUP, 30.02%, 5/22/2030 (a)(r)	Upstart	5/27/2025	22,322	22,322	21,253
DRB5381124.SRDUP, 27.01%, 5/22/2030 (a)(r)	Upstart	5/27/2025	16,016	16,016	15,282
DRB5381259.SRDUP, 19.10%, 5/22/2030 (a)(r)	Upstart	5/27/2025	3,604	3,604	3,457
DRB5381264.SRDUP, 28.73%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	2,032	2,032	1,852
DRB5381302.SRDUP, 27.56%, 5/23/2030 (a)(r)	Upstart	5/28/2025	1,055	1,055	1,005
DRB5381347.SRDUP, 32.10%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	5,269	5,269	4,808
DRB5381414.SRDUP, 27.03%, 5/22/2028 (a)(r)	Upstart	5/27/2025	1,544	1,544	1,470

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	125

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
DRB5381418.SRDUP, 30.04%, 5/22/2030 (a)(r)	Upstart	5/27/2025	$1,060	$1,060	$1,009
DRB5381569.SRDUP, 22.05%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	38,075	38,075	10,300
DRB5381623.SRDUP, 28.47%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	1,807	1,807	1,712
DRB5381625.SRDUP, 14.58%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	15,991	15,991	15,524
DRB5381636.SRDUP, 30.66%, 5/22/2028 (a)(n)(r)	Upstart	5/27/2025	1,548	1,548	1,475
DRB5381726.SRDUP, 28.84%, 5/22/2030 (a)(r)	Upstart	5/27/2025	8,227	8,227	7,883
DRB5381752.SRDUP, 29.10%, 5/22/2030 (a)(r)	Upstart	5/27/2025	2,115	2,115	2,013
DRB5381758.SRDUP, 29.62%, 5/22/2030 (a)(r)	Upstart	5/27/2025	2,020	2,020	1,923
DRB5381785.SRDUP, 29.15%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	5,943	5,943	5,632
DRB5381802.SRDUP, 32.14%, 5/23/2030 (a)(r)	Upstart	5/28/2025	3,767	3,767	3,589
DRB5381803.SRDUP, 31.78%, 5/22/2030 (a)(r)	Upstart	5/27/2025	2,121	2,121	2,020
DRB5381846.SRDUP, 28.11%, 5/23/2028 (a)(r)	Upstart	5/28/2025	1,527	1,527	1,449
DRB5381907.SRDUP, 31.01%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	2,890	2,891	2,752
DRB5381924.SRDUP, 29.97%, 5/22/2030 (a)(r)	Upstart	5/27/2025	3,184	3,184	3,033
DRB5382122.SRDUP, 29.77%, 5/22/2030 (a)(r)	Upstart	5/27/2025	9,811	9,811	9,341
DRB5382123.SRDUP, 25.98%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	8,949	8,949	1,852
DRB5382126.SRDUP, 28.78%, 5/22/2030 (a)(r)	Upstart	5/27/2025	15,298	15,298	14,490
DRB5382212.SRDUP, 27.61%, 5/22/2030 (a)(r)	Upstart	5/27/2025	1,041	1,041	997
DRB5382251.SRDUP, 29.53%, 5/22/2030 (a)(r)	Upstart	5/27/2025	4,423	4,424	4,211
DRB5382306.SRDUP, 29.95%, 5/22/2030 (a)(r)	Upstart	5/27/2025	1,539	1,539	1,466
DRB5382309.SRDUP, 25.06%, 5/23/2030 (a)(r)	Upstart	5/28/2025	1,353	1,353	1,304
DRB5382310.SRDUP, 28.75%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	5,988	5,988	5,671
DRB5382375.SRDUP, 27.12%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	1,073	1,073	983
DRB5382382.SRDUP, 30.29%, 5/22/2030 (a)(r)	Upstart	5/27/2025	8,662	8,662	8,247
DRB5382413.SRDUP, 32.17%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	23,237	23,237	4,588
DRB5382444.SRDUP, 23.20%, 5/23/2030 (a)(r)	Upstart	5/28/2025	2,385	2,385	2,282
DRB5382467.SRDUP, 31.50%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	5,977	5,977	5,501
DRB5382567.SRDUP, 23.77%, 5/23/2030 (a)(r)	Upstart	5/28/2025	13,011	13,011	12,460
DRB5382571.SRDUP, 29.32%, 5/23/2030 (a)(r)	Upstart	5/28/2025	5,595	5,595	5,329
DRB5382600.SRDUP, 28.86%, 5/23/2030 (a)(r)	Upstart	5/28/2025	1,057	1,057	1,007
DRB5382695.SRDUP, 29.67%, 5/23/2030 (a)(r)	Upstart	5/28/2025	4,328	4,328	4,123
DRB5382758.SRDUP, 30.05%, 5/23/2030 (a)(r)	Upstart	5/28/2025	1,559	1,559	1,479
DRB5382759.SRDUP, 31.67%, 5/23/2030 (a)(r)	Upstart	5/28/2025	3,470	3,470	3,306
DRB5382766.SRDUP, 22.13%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	6,826	6,826	6,531
DRB5382768.SRDUP, 32.21%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	2,300	2,300	334
DRB5382774.SRDUP, 24.90%, 5/23/2030 (a)(r)	Upstart	5/28/2025	7,075	7,075	6,735
DRB5382780.SRDUP, 24.18%, 5/23/2028 (a)(r)	Upstart	5/28/2025	9,999	9,999	9,671
DRB5382781.SRDUP, 30.93%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	22,699	22,699	21,624
DRB5382798.SRDUP, 13.08%, 5/23/2030 (a)(r)	Upstart	5/28/2025	32,415	32,415	31,505
DRB5382809.SRDUP, 29.58%, 5/23/2030 (a)(r)	Upstart	5/28/2025	1,346	1,346	1,282
DRB5382825.SRDUP, 31.89%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	2,097	2,097	1,989
DRB5382846.SRDUP, 30.04%, 5/23/2030 (a)(r)	Upstart	5/28/2025	1,251	1,251	1,192
DRB5383034.SRDUP, 21.21%, 5/23/2030 (a)(r)	Upstart	5/28/2025	9,609	9,609	9,223
DRB5383226.SRDUP, 32.30%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	16,109	16,109	15,272
DRB5383715.SRDUP, 26.62%, 5/23/2030 (a)(r)	Upstart	5/28/2025	3,833	3,833	3,650
DRB5383771.SRDUP, 28.98%, 5/23/2030 (a)(r)	Upstart	5/28/2025	182	182	182
DRB5383808.SRDUP, 25.26%, 5/23/2030 (a)(r)	Upstart	5/28/2025	1,626	1,626	1,548
DRB5383906.SRDUP, 31.56%, 5/23/2030 (a)(r)	Upstart	5/28/2025	4,241	4,241	4,041
DRB5383911.SRDUP, 29.33%, 5/23/2030 (a)(r)	Upstart	5/28/2025	3,365	3,365	3,205
DRB5383923.SRDUP, 28.78%, 5/23/2030 (a)(r)	Upstart	5/28/2025	4,324	4,338	4,118
DRB5383961.SRDUP, 29.93%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	3,216	3,216	3,051
DRB5384069.SRDUP, 26.43%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	2,182	2,182	2,067

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

126	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
DRB5384090.SRDUP, 28.77%, 5/23/2030 (a)(r)	Upstart	5/28/2025	$2,690	$2,690	$2,562
DRB5384091.SRDUP, 29.90%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	4,668	4,668	4,425
DRB5384098.SRDUP, 28.93%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	2,793	2,793	585
DRB5384169.SRDUP, 30.03%, 5/23/2030 (a)(r)	Upstart	5/28/2025	8,179	8,179	7,791
DRB5384233.SRDUP, 32.37%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	1,973	1,973	605
DRB5384241.SRDUP, 26.19%, 5/23/2030 (a)(r)	Upstart	5/28/2025	3,831	3,844	3,648
DRB5384242.SRDUP, 21.68%, 5/23/2028 (a)(n)(r)	Upstart	5/28/2025	42,459	42,459	40,923
DRB5384269.SRDUP, 28.81%, 5/23/2030 (a)(r)	Upstart	5/28/2025	1,729	1,729	1,647
DRB5384278.SRDUP, 31.32%, 5/23/2030 (a)(r)	Upstart	5/28/2025	5,685	5,685	5,416
DRB5384566.SRDUP, 25.05%, 5/23/2030 (a)(r)	Upstart	5/28/2025	11,476	11,476	10,925
DRB5384590.SRDUP, 29.26%, 5/23/2030 (a)(r)	Upstart	5/28/2025	10,767	10,767	10,255
DRB5384713.SRDUP, 20.63%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	1,080	1,084	210
DRB5384714.SRDUP, 29.82%, 5/23/2028 (a)(r)	Upstart	5/28/2025	10,997	10,996	10,639
DRB5384774.SRDUP, 28.75%, 5/23/2030 (a)(r)	Upstart	5/28/2025	3,939	3,939	3,752
DRB5384840.SRDUP, 31.54%, 10/23/2030 (a)(n)(r)	Upstart	5/28/2025	3,155	3,155	3,083
DRB5384876.SRDUP, 19.07%, 5/23/2030 (a)(r)	Upstart	5/28/2025	22,762	22,762	21,836
DRB5384934.SRDUP, 30.96%, 5/23/2030 (a)(r)	Upstart	5/28/2025	20,998	20,998	20,004
DRB5384958.SRDUP, 28.74%, 5/23/2030 (a)(r)	Upstart	5/28/2025	1,921	1,921	1,830
DRB5384972.SRDUP, 30.00%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	4,361	4,361	1,321
DRB5385000.SRDUP, 29.90%, 5/23/2030 (a)(r)	Upstart	5/28/2025	3,633	3,633	3,454
DRB5385003.SRDUP, 31.57%, 5/23/2030 (a)(r)	Upstart	5/28/2025	3,193	3,193	3,042
DRB5385155.SRDUP, 32.05%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	930	930	926
DRB5385173.SRDUP, 25.54%, 5/23/2030 (a)(r)	Upstart	5/28/2025	3,828	3,828	3,644
DRB5385190.SRDUP, 31.88%, 10/23/2030 (a)(n)(r)	Upstart	5/28/2025	5,946	5,946	5,709
DRB5385217.SRDUP, 28.23%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	4,169	4,169	3,801
DRB5385222.SRDUP, 32.04%, 5/23/2030 (a)(r)	Upstart	5/28/2025	10,897	10,897	10,383
DRB5385309.SRDUP, 28.47%, 5/23/2030 (a)(r)	Upstart	5/28/2025	1,633	1,633	1,555
DRB5385327.SRDUP, 25.98%, 5/23/2030 (a)(r)	Upstart	5/28/2025	13,213	13,213	12,580
DRB5385329.SRDUP, 28.62%, 5/23/2030 (a)(r)	Upstart	5/28/2025	2,233	2,233	2,142
DRB5385366.SRDUP, 23.30%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	3,500	3,500	509
DRB5385388.SRDUP, 29.87%, 5/23/2030 (a)(r)	Upstart	5/28/2025	11,063	11,063	10,538
DRB5385399.SRDUP, 24.09%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	2,774	2,774	2,655
DRB5385404.SRDUP, 29.23%, 5/23/2030 (a)(r)	Upstart	5/28/2025	4,422	4,422	4,212
DRB5385430.SRDUP, 31.27%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	5,847	5,847	5,542
DRB5385438.SRDUP, 28.87%, 5/23/2028 (a)(r)	Upstart	5/28/2025	7,895	7,895	7,526
DRB5385450.SRDUP, 27.14%, 5/23/2030 (a)(r)	Upstart	5/28/2025	1,055	1,058	1,004
DRB5385474.SRDUP, 29.99%, 5/23/2030 (a)(r)	Upstart	5/28/2025	4,330	4,330	4,124
DRB5385551.SRDUP, 28.18%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	1,063	1,063	969
DRB5385553.SRDUP, 25.20%, 5/23/2030 (a)(r)	Upstart	5/28/2025	1,435	1,435	1,374
DRB5385609.SRDUP, 29.88%, 5/23/2030 (a)(r)	Upstart	5/28/2025	3,752	3,752	3,574
DRB5385664.SRDUP, 13.70%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	46,692	46,692	45,329
DRB5385677.SRDUP, 28.98%, 5/23/2030 (a)(r)	Upstart	5/28/2025	2,333	2,332	2,222
DRB5385693.SRDUP, 25.76%, 5/23/2028 (a)(r)	Upstart	5/28/2025	1,946	1,946	1,846
DRB5385696.SRDUP, 29.33%, 5/23/2030 (a)(r)	Upstart	5/28/2025	8,077	8,077	7,693
DRB5385707.SRDUP, 31.25%, 5/23/2030 (a)(r)	Upstart	5/28/2025	1,890	1,890	1,792
DRB5385754.SRDUP, 14.76%, 5/23/2030 (a)(r)	Upstart	5/28/2025	2,544	2,544	2,473
DRB5385756.SRDUP, 25.70%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	5,200	5,200	4,961
DRB5385773.SRDUP, 32.29%, 5/23/2030 (a)(r)	Upstart	5/28/2025	3,955	3,955	3,768
DRB5385802.SRDUP, 31.33%, 5/23/2030 (a)(r)	Upstart	5/28/2025	2,271	2,279	2,153
DRB5385827.SRDUP, 28.79%, 5/23/2030 (a)(r)	Upstart	5/28/2025	3,410	3,410	3,233
DRB5385870.SRDUP, 25.91%, 5/23/2030 (a)(r)	Upstart	5/28/2025	47,390	47,390	45,376
DRB5385873.SRDUP, 20.77%, 5/23/2030 (a)(r)	Upstart	5/28/2025	2,377	2,377	2,273

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	127

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
DRB5385919.SRDUP, 30.36%, 5/23/2030 (a)(r)	Upstart	5/28/2025	$15,979	$15,979	$15,221
DRB5385944.SRDUP, 28.95%, 5/23/2030 (a)(r)	Upstart	5/28/2025	40,072	40,207	38,166
DRB5385960.SRDUP, 22.63%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	10,822	10,822	10,314
DRB5385975.SRDUP, 28.71%, 5/23/2030 (a)(r)	Upstart	5/28/2025	5,092	5,092	4,849
DRB5386026.SRDUP, 30.01%, 5/23/2030 (a)(r)	Upstart	5/28/2025	1,058	1,058	1,008
DRB5386078.SRDUP, 30.66%, 5/23/2028 (a)(n)(r)	Upstart	5/28/2025	18,746	18,745	1,746
DRB5386113.SRDUP, 18.93%, 5/23/2030 (a)(r)	Upstart	5/28/2025	18,491	18,491	17,738
DRB5386124.SRDUP, 26.90%, 10/23/2030 (a)(n)(r)	Upstart	5/28/2025	10,644	10,677	10,213
DRB5386142.SRDUP, 30.74%, 5/23/2028 (a)(r)	Upstart	5/28/2025	2,522	2,522	2,397
DRB5386228.SRDUP, 29.41%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	3,238	3,249	3,093
DRB5386238.SRDUP, 27.20%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	4,953	4,953	1,029
DRB5386249.SRDUP, 25.91%, 5/23/2030 (a)(r)	Upstart	5/28/2025	3,255	3,255	3,099
DRB5386256.SRDUP, 32.26%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	2,300	2,300	334
DRB5386288.SRDUP, 30.52%, 5/23/2028 (a)(r)	Upstart	5/28/2025	2,911	2,911	2,775
DRB5386324.SRDUP, 32.22%, 5/23/2030 (a)(r)	Upstart	5/28/2025	2,218	2,218	2,114
DRB5386338.SRDUP, 28.64%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	8,935	8,966	545
DRB5386355.SRDUP, 9.63%, 5/23/2030 (a)(r)	Upstart	5/28/2025	9,456	9,456	9,335
DRB5569689.SRDUP, 28.75%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	1,200	1,200	96
DRB5572514.SRDUP, 31.36%, 7/1/2030 (a)(r)	Upstart	7/06/2025	31,914	31,914	30,837
DRB5575297.SRDUP, 28.87%, 7/1/2030 (a)(r)	Upstart	7/06/2025	5,024	5,024	4,813
DRB5576448.SRDUP, 30.73%, 7/1/2030 (a)(r)	Upstart	7/06/2025	14,580	14,580	14,088
DRB5576503.SRDUP, 31.22%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,790	2,790	2,675
DRB5576911.SRDUP, 23.46%, 7/1/2030 (a)(r)	Upstart	7/06/2025	13,334	13,379	12,887
DRB5577213.SRDUP, 31.24%, 7/1/2030 (a)(r)	Upstart	7/06/2025	3,956	3,956	3,789
DRB5577254.SRDUP, 28.41%, 7/1/2030 (a)(r)	Upstart	7/06/2025	4,893	4,893	4,728
DRB5577345.SRDUP, 28.66%, 7/1/2030 (a)(r)	Upstart	7/06/2025	5,611	5,611	5,421
DRB5577355.SRDUP, 28.02%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	5,513	5,532	5,279
DRB5577482.SRDUP, 28.49%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,270	1,270	1,227
DRB5577485.SRDUP, 30.50%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,348	2,348	2,269
DRB5577537.SRDUP, 30.64%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	2,600	2,600	192
DRB5577587.SRDUP, 31.49%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,260	2,260	2,184
DRB5577707.SRDUP, 28.61%, 7/1/2030 (a)(r)	Upstart	7/06/2025	8,305	8,305	8,026
DRB5577780.SRDUP, 31.12%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,153	2,153	2,081
DRB5577902.SRDUP, 28.76%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,149	1,149	1,101
DRB5578026.SRDUP, 29.09%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	2,562	2,562	1,321
DRB5578056.SRDUP, 30.62%, 7/1/2030 (a)(r)	Upstart	7/06/2025	5,186	5,186	5,011
DRB5578119.SRDUP, 19.20%, 7/1/2030 (a)(r)	Upstart	7/06/2025	3,394	3,394	3,357
DRB5578234.SRDUP, 31.94%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	2,306	2,306	2,209
DRB5578267.SRDUP, 28.80%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	1,270	1,270	1,227
DRB5578279.SRDUP, 31.99%, 7/1/2030 (a)(r)	Upstart	7/06/2025	14,299	14,299	13,816
DRB5578381.SRDUP, 28.15%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,074	1,074	1,038
DRB5578462.SRDUP, 28.71%, 7/1/2030 (a)(r)	Upstart	7/06/2025	791	794	787
DRB5578491.SRDUP, 30.05%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	3,288	3,288	3,148
DRB5578527.SRDUP, 28.09%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,074	1,074	1,038
DRB5578651.SRDUP, 22.13%, 7/1/2030 (a)(r)	Upstart	7/06/2025	9,722	9,722	9,533
DRB5578653.SRDUP, 31.88%, 7/1/2030 (a)(r)	Upstart	7/06/2025	4,015	4,029	3,880
DRB5578671.SRDUP, 29.97%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	1,498	1,498	432
DRB5578729.SRDUP, 26.10%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,710	1,710	1,639
DRB5578734.SRDUP, 30.07%, 7/1/2030 (a)(r)	Upstart	7/06/2025	7,825	7,825	7,561
DRB5578778.SRDUP, 25.57%, 7/1/2028 (a)(r)	Upstart	7/06/2025	1,439	1,439	1,399
DRB5578794.SRDUP, 28.26%, 7/1/2028 (a)(n)(r)	Upstart	7/06/2025	3,834	3,834	3,668
DRB5578862.SRDUP, 30.03%, 7/1/2030 (a)(r)	Upstart	7/06/2025	6,930	6,930	6,764

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

128	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
DRB5578967.SRDUP, 25.64%, 7/1/2030 (a)(r)	Upstart	7/06/2025	$1,293	$1,293	$1,241
DRB5579041.SRDUP, 29.73%, 7/1/2028 (a)(n)(r)	Upstart	7/06/2025	38,040	38,040	11,763
DRB5579052.SRDUP, 28.85%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,248	2,248	2,195
DRB5579053.SRDUP, 30.80%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,957	1,957	1,891
DRB5579082.SRDUP, 13.02%, 7/1/2028 (a)(r)	Upstart	7/06/2025	20,016	20,080	19,820
DRB5579165.SRDUP, 28.32%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,279	1,279	1,236
DRB5579175.SRDUP, 29.16%, 7/1/2028 (a)(n)(r)	Upstart	7/06/2025	2,555	2,564	787
DRB5579306.SRDUP, 30.44%, 7/1/2030 (a)(r)	Upstart	7/06/2025	5,684	5,684	5,492
DRB5579425.SRDUP, 28.63%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,131	1,131	1,123
DRB5579522.SRDUP, 30.43%, 7/1/2030 (a)(r)	Upstart	7/06/2025	4,794	4,794	4,632
DRB5579533.SRDUP, 27.79%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,172	1,172	1,132
DRB5579542.SRDUP, 29.92%, 7/1/2030 (a)(r)	Upstart	7/06/2025	3,227	3,238	3,119
DRB5579588.SRDUP, 31.24%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,667	1,667	1,611
DRB5579692.SRDUP, 23.45%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,725	2,725	2,634
DRB5579874.SRDUP, 22.88%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,724	2,724	2,660
DRB5579910.SRDUP, 29.12%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	4,621	4,621	4,425
DRB5579919.SRDUP, 26.88%, 7/1/2030 (a)(r)	Upstart	7/06/2025	18,541	18,541	17,918
DRB5580063.SRDUP, 30.85%, 7/1/2028 (a)(r)	Upstart	7/06/2025	6,933	6,933	6,693
DRB5580083.SRDUP, 24.71%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,072	1,072	1,036
DRB5580089.SRDUP, 32.38%, 7/1/2030 (a)(r)	Upstart	7/06/2025	3,282	3,282	3,144
DRB5580196.SRDUP, 20.14%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,052	1,052	1,026
DRB5580258.SRDUP, 30.94%, 7/1/2030 (a)(r)	Upstart	7/06/2025	4,306	4,306	4,161
DRB5580322.SRDUP, 23.80%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,148	1,147	1,120
DRB5580355.SRDUP, 26.20%, 7/1/2030 (a)(r)	Upstart	7/06/2025	6,827	6,827	6,598
DRB5580381.SRDUP, 28.84%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,376	1,376	1,329
DRB5580566.SRDUP, 29.65%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,662	1,662	1,606
DRB5580677.SRDUP, 29.96%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	2,681	2,681	775
DRB5580714.SRDUP, 20.66%, 12/1/2030 (a)(n)(r)	Upstart	7/06/2025	18,658	18,658	18,528
DRB5580718.SRDUP, 31.79%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	2,782	2,782	807
DRB5580783.SRDUP, 29.96%, 7/1/2030 (a)(r)	Upstart	7/06/2025	11,331	11,368	11,059
DRB5580847.SRDUP, 28.67%, 7/1/2030 (a)(r)	Upstart	7/06/2025	12,116	12,116	11,708
DRB5580861.SRDUP, 25.27%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,170	1,170	1,130
DRB5580873.SRDUP, 25.70%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	991	991	459
DRB5580891.SRDUP, 30.33%, 7/1/2030 (a)(r)	Upstart	7/06/2025	4,361	4,361	4,256
DRB5581040.SRDUP, 28.61%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,954	1,954	1,888
DRB5581098.SRDUP, 17.24%, 7/1/2030 (a)(r)	Upstart	7/06/2025	44,531	44,531	44,039
DRB5581194.SRDUP, 29.84%, 7/1/2030 (a)(r)	Upstart	7/06/2025	3,325	3,325	3,213
DRB5581227.SRDUP, 29.58%, 7/1/2030 (a)(r)	Upstart	7/06/2025	9,443	9,443	9,045
DRB5581233.SRDUP, 31.65%, 7/1/2030 (a)(r)	Upstart	7/06/2025	6,385	6,385	6,117
DRB5581239.SRDUP, 31.93%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	2,300	2,308	160
DRB5581246.SRDUP, 28.42%, 7/1/2030 (a)(r)	Upstart	7/06/2025	11,723	11,723	11,329
DRB5581248.SRDUP, 30.11%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,602	2,602	2,493
DRB5581272.SRDUP, 30.64%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,930	1,930	1,848
DRB5581289.SRDUP, 25.64%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,267	1,267	1,225
DRB5581293.SRDUP, 29.83%, 7/1/2030 (a)(r)	Upstart	7/06/2025	9,465	9,466	9,238
DRB5581323.SRDUP, 18.25%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,229	2,229	2,204
DRB5581379.SRDUP, 29.13%, 7/1/2028 (a)(r)	Upstart	7/06/2025	2,082	2,082	2,009
DRB5581621.SRDUP, 23.57%, 7/1/2028 (a)(r)	Upstart	7/06/2025	1,964	1,964	1,911
DRB5581644.SRDUP, 23.21%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,238	2,238	2,186
DRB5581682.SRDUP, 31.85%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,252	2,252	2,176
DRB5581719.SRDUP, 24.85%, 7/1/2028 (a)(r)	Upstart	7/06/2025	2,346	2,346	2,279
DRB5581735.SRDUP, 28.76%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,532	1,532	1,468

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	129

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
DRB5581737.SRDUP, 30.91%, 7/1/2030 (a)(r)	Upstart	7/06/2025	$2,349	$2,349	$2,270
DRB5581841.SRDUP, 30.00%, 7/1/2030 (a)(r)	Upstart	7/06/2025	6,064	6,064	5,859
DRB5581845.SRDUP, 30.59%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,153	2,153	2,080
DRB5581854.SRDUP, 30.07%, 7/1/2028 (a)(r)	Upstart	7/06/2025	1,202	1,202	1,149
DRB5581899.SRDUP, 29.94%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,565	1,570	1,512
DRB5581902.SRDUP, 31.60%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	2,855	2,855	1,486
DRB5581921.SRDUP, 28.56%, 7/1/2030 (a)(r)	Upstart	7/06/2025	3,105	3,105	2,977
DRB5581937.SRDUP, 28.84%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,736	2,736	2,644
DRB5581952.SRDUP, 32.35%, 7/1/2030 (a)(r)	Upstart	7/06/2025	7,739	7,739	7,477
DRB5581961.SRDUP, 24.51%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	3,857	3,857	3,728
DRB5581983.SRDUP, 27.24%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,053	1,056	1,008
DRB5581998.SRDUP, 28.22%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,916	1,922	1,835
DRB5582096.SRDUP, 29.70%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,369	1,369	1,323
DRB5582217.SRDUP, 28.76%, 7/1/2030 (a)(r)	Upstart	7/06/2025	3,322	3,334	3,211
DRB5582402.SRDUP, 28.84%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,466	1,466	1,416
DRB5582408.SRDUP, 28.84%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	1,188	1,188	611
DRB5582492.SRDUP, 26.33%, 7/2/2030 (a)(r)	Upstart	7/07/2025	1,658	1,658	1,603
DRB5582494.SRDUP, 28.88%, 7/2/2030 (a)(r)	Upstart	7/07/2025	6,645	6,645	6,425
DRB5582506.SRDUP, 25.33%, 7/2/2028 (a)(r)	Upstart	7/07/2025	3,206	3,206	3,097
DRB5582510.SRDUP, 28.82%, 7/2/2030 (a)(r)	Upstart	7/07/2025	9,674	9,674	9,353
DRB5582550.SRDUP, 31.59%, 7/2/2030 (a)(r)	Upstart	7/07/2025	2,648	2,649	2,559
DRB5582585.SRDUP, 28.90%, 7/2/2030 (a)(r)	Upstart	7/07/2025	7,623	7,623	7,370
DRB5582608.SRDUP, 30.24%, 7/2/2030 (a)(r)	Upstart	7/07/2025	1,663	1,663	1,608
DRB5582633.SRDUP, 32.32%, 7/2/2030 (a)(n)(r)	Upstart	7/07/2025	3,983	3,983	3,816
DRB5582740.SRDUP, 27.27%, 7/2/2030 (a)(r)	Upstart	7/07/2025	16,030	16,030	15,636
DRB5582809.SRDUP, 29.21%, 7/2/2030 (a)(r)	Upstart	7/07/2025	6,549	6,549	6,332
DRB5582887.SRDUP, 29.41%, 7/2/2030 (a)(r)	Upstart	7/07/2025	3,911	3,911	3,781
DRB5582980.SRDUP, 20.10%, 7/2/2030 (a)(r)	Upstart	7/07/2025	24,360	24,360	23,895
DRB5582991.SRDUP, 26.13%, 7/2/2030 (a)(r)	Upstart	7/07/2025	8,583	8,583	8,298
DRB5583094.SRDUP, 29.03%, 7/2/2030 (a)(r)	Upstart	7/07/2025	9,676	9,676	9,452
DRB5583230.SRDUP, 31.48%, 7/2/2030 (a)(r)	Upstart	7/07/2025	1,958	1,958	1,893
DRB5583267.SRDUP, 30.33%, 7/2/2030 (a)(r)	Upstart	7/07/2025	1,272	1,272	1,230
DRB5583364.SRDUP, 28.68%, 7/2/2030 (a)(r)	Upstart	7/07/2025	1,729	1,729	1,658
DRB5583551.SRDUP, 21.24%, 7/2/2030 (a)(r)	Upstart	7/07/2025	2,237	2,237	2,194
DRB5583607.SRDUP, 28.82%, 7/2/2030 (a)(r)	Upstart	7/07/2025	22,183	22,183	21,447
DRB5583822.SRDUP, 25.81%, 7/2/2030 (a)(r)	Upstart	7/07/2025	2,730	2,730	2,640
DRB5583873.SRDUP, 29.99%, 7/2/2030 (a)(r)	Upstart	7/07/2025	1,467	1,467	1,433
DRB5583929.SRDUP, 30.13%, 7/2/2030 (a)(r)	Upstart	7/07/2025	2,739	2,739	2,648
DRB5584011.SRDUP, 29.89%, 7/2/2030 (a)(r)	Upstart	7/07/2025	3,057	3,057	2,985
DRB5584043.SRDUP, 30.84%, 7/2/2030 (a)(r)	Upstart	7/07/2025	11,156	11,156	10,785
DRB5584136.SRDUP, 31.16%, 7/2/2030 (a)(n)(r)	Upstart	7/07/2025	6,031	6,031	3,123
DRB5584286.SRDUP, 29.62%, 7/3/2030 (a)(r)	Upstart	7/08/2025	9,191	9,191	8,891
DRB5584478.SRDUP, 28.41%, 7/2/2030 (a)(r)	Upstart	7/07/2025	1,348	1,348	1,292
DRB5584678.SRDUP, 26.43%, 7/2/2030 (a)(r)	Upstart	7/07/2025	11,999	11,999	11,722
DRB5584987.SRDUP, 29.27%, 7/2/2030 (a)(r)	Upstart	7/07/2025	2,051	2,051	1,965
DRB5585071.SRDUP, 25.48%, 7/2/2030 (a)(r)	Upstart	7/07/2025	8,773	8,773	8,483
DRB5585409.SRDUP, 30.97%, 7/2/2030 (a)(r)	Upstart	7/07/2025	4,339	4,339	4,158
DRB5585418.SRDUP, 29.80%, 7/2/2030 (a)(r)	Upstart	7/07/2025	3,031	3,031	2,931
DRB5585482.SRDUP, 28.26%, 7/2/2030 (a)(n)(r)	Upstart	7/07/2025	2,212	2,212	2,120
DRB5585767.SRDUP, 29.47%, 7/2/2030 (a)(r)	Upstart	7/07/2025	8,408	8,408	8,129
DRB5585771.SRDUP, 23.82%, 7/2/2030 (a)(r)	Upstart	7/07/2025	10,904	10,904	10,543
DRB5585858.SRDUP, 22.40%, 7/2/2028 (a)(r)	Upstart	7/07/2025	1,106	1,106	1,075

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

130	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
DRB5585959.SRDUP, 28.37%, 7/2/2030 (a)(n)(r)	Upstart	7/07/2025	$2,345	$2,345	$2,267
DRB5586373.SRDUP, 28.07%, 7/2/2030 (a)(r)	Upstart	7/07/2025	5,567	5,567	5,383
DRB5586399.SRDUP, 30.32%, 7/2/2028 (a)(r)	Upstart	7/07/2025	4,780	4,780	4,595
DRB5586648.SRDUP, 31.90%, 7/2/2030 (a)(r)	Upstart	7/07/2025	9,499	9,499	9,183
DRB5586658.SRDUP, 30.87%, 7/2/2030 (a)(r)	Upstart	7/07/2025	2,544	2,544	2,460
DRB5586964.SRDUP, 28.70%, 7/2/2030 (a)(r)	Upstart	7/07/2025	15,634	15,634	15,116
DRB5587135.SRDUP, 27.19%, 7/2/2030 (a)(r)	Upstart	7/07/2025	5,290	5,290	5,071
DRB5587170.SRDUP, 30.80%, 7/2/2030 (a)(n)(r)	Upstart	7/07/2025	8,323	8,323	7,979
DRB5587315.SRDUP, 28.49%, 7/2/2030 (a)(r)	Upstart	7/07/2025	1,270	1,270	1,228
DRB5587317.SRDUP, 29.91%, 7/2/2030 (a)(r)	Upstart	7/07/2025	3,251	3,251	3,175
DRB5587350.SRDUP, 29.20%, 7/2/2030 (a)(r)	Upstart	7/07/2025	2,697	2,697	2,585
DRB5587409.SRDUP, 32.31%, 7/2/2030 (a)(r)	Upstart	7/07/2025	4,800	4,800	4,640
DRB5587619.SRDUP, 30.61%, 7/2/2030 (a)(r)	Upstart	7/07/2025	2,348	2,348	2,270
DRB5587823.SRDUP, 24.39%, 7/2/2030 (a)(n)(r)	Upstart	7/07/2025	10,397	10,397	9,966
DRB5588049.SRDUP, 30.58%, 7/3/2030 (a)(r)	Upstart	7/08/2025	4,999	4,999	4,835
DRB5588089.SRDUP, 31.92%, 7/2/2030 (a)(r)	Upstart	7/07/2025	4,309	4,309	4,166
DRB5588140.SRDUP, 24.97%, 7/2/2030 (a)(r)	Upstart	7/07/2025	3,313	3,313	3,202
DRB5588262.SRDUP, 32.20%, 7/2/2030 (a)(r)	Upstart	7/07/2025	7,346	7,346	7,102
DRB5588391.SRDUP, 29.24%, 7/2/2030 (a)(r)	Upstart	7/07/2025	1,466	1,466	1,418
DRB5588455.SRDUP, 24.87%, 7/2/2030 (a)(n)(r)	Upstart	7/07/2025	1,115	1,115	1,083
DRB5588808.SRDUP, 28.19%, 7/2/2030 (a)(n)(r)	Upstart	7/07/2025	1,390	1,395	711
DRB5588838.SRDUP, 28.86%, 7/2/2030 (a)(r)	Upstart	7/07/2025	5,766	5,766	5,574
DRB5589060.SRDUP, 28.66%, 7/2/2030 (a)(r)	Upstart	7/07/2025	2,052	2,052	1,984
DRB5589064.SRDUP, 31.72%, 7/2/2030 (a)(r)	Upstart	7/07/2025	2,742	2,742	2,651
DRB5589077.SRDUP, 29.87%, 7/2/2030 (a)(r)	Upstart	7/07/2025	2,152	2,152	2,102
DRB5589137.SRDUP, 29.93%, 7/3/2030 (a)(r)	Upstart	7/08/2025	3,423	3,423	3,311
DRB5589294.SRDUP, 29.84%, 7/3/2030 (a)(r)	Upstart	7/08/2025	4,792	4,792	4,635
DRB5589426.SRDUP, 31.29%, 7/3/2030 (a)(r)	Upstart	7/08/2025	2,643	2,643	2,556
DRB5589455.SRDUP, 28.76%, 7/3/2030 (a)(n)(r)	Upstart	7/08/2025	1,906	1,906	1,827
DRB5589803.SRDUP, 29.18%, 7/3/2030 (a)(r)	Upstart	7/08/2025	1,955	1,955	1,891
DRB5590008.SRDUP, 25.32%, 7/3/2030 (a)(r)	Upstart	7/08/2025	4,880	4,880	4,721
DRB5591342.SRDUP, 30.08%, 7/3/2030 (a)(r)	Upstart	7/08/2025	2,445	2,445	2,365
DRB5591570.SRDUP, 31.05%, 7/3/2030 (a)(r)	Upstart	7/08/2025	5,481	5,481	5,302
DRB5593078.SRDUP, 27.48%, 7/3/2030 (a)(r)	Upstart	7/08/2025	2,149	2,149	2,098
DRB5593093.SRDUP, 29.62%, 7/3/2030 (a)(r)	Upstart	7/08/2025	4,889	4,889	4,729
DRB5593520.SRDUP, 28.90%, 7/3/2030 (a)(r)	Upstart	7/08/2025	4,007	4,007	3,876
FW3284922.SRDUP, 15.01%, 5/20/2028 (a)(r)	Upstart	7/25/2022	543	543	544
FW3291237.SRDUP, 11.78%, 12/28/2027 (a)(n)(r)	Upstart	7/22/2022	14,575	14,575	14,643
FW3291332.SRDUP, 25.05%, 7/19/2027 (a)(r)	Upstart	7/22/2022	1,295	1,295	1,309
FW3291622.SRDUP, 29.25%, 7/19/2027 (a)(r)	Upstart	7/22/2022	904	904	921
FW3291688.SRDUP, 14.61%, 7/19/2027 (a)(n)(r)	Upstart	7/22/2022	5,019	5,019	5,037
FW3292015.SRDUP, 26.59%, 1/3/2028 (a)(n)(r)	Upstart	7/22/2022	5,481	5,481	5,645
FW3292062.SRDUP, 23.70%, 7/19/2027 (a)(r)	Upstart	7/22/2022	4,888	4,888	4,946
FW3292064.SRDUP, 29.51%, 7/19/2027 (a)(r)	Upstart	7/22/2022	756	756	772
FW3292131.SRDUP, 14.01%, 7/19/2027 (a)(r)	Upstart	7/22/2022	2,417	2,417	2,426
FW3292176.SRDUP, 26.96%, 7/19/2027 (a)(r)	Upstart	7/22/2022	7,621	7,621	7,790
FW3292200.SRDUP, 21.62%, 7/19/2027 (a)(r)	Upstart	7/22/2022	1,605	1,605	1,625
FW3292416.SRDUP, 29.82%, 7/19/2027 (a)(n)(r)	Upstart	7/22/2022	2,235	2,235	2,203
FW3292451.SRDUP, 15.45%, 7/19/2027 (a)(n)(r)	Upstart	7/22/2022	1,522	1,522	473
FW3292504.SRDUP, 22.89%, 7/19/2027 (a)(r)	Upstart	7/22/2022	1,551	1,551	1,569
FW3292526.SRDUP, 20.12%, 7/19/2027 (a)(r)	Upstart	7/22/2022	4,532	4,532	4,607
FW3292579.SRDUP, 28.37%, 7/19/2027 (a)(r)	Upstart	7/22/2022	4,131	4,131	4,223

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	131

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
FW3293259.SRDUP, 29.68%, 7/22/2027 (a)(r)	Upstart	7/27/2022	$1,361	$1,361	$1,394
FW3294098.SRDUP, 29.96%, 7/21/2027 (a)(n)(r)	Upstart	7/26/2022	1,953	1,953	1,999
FW3294918.SRDUP, 30.07%, 7/20/2027 (a)(r)	Upstart	7/25/2022	2,313	2,313	2,366
FW3295083.SRDUP, 24.09%, 7/20/2027 (a)(r)	Upstart	7/25/2022	4,645	4,645	4,741
FW3295093.SRDUP, 30.02%, 7/20/2027 (a)(r)	Upstart	7/25/2022	1,051	1,051	1,075
FW3295540.SRDUP, 16.35%, 7/20/2027 (a)(n)(r)	Upstart	7/25/2022	2,424	2,424	352
FW3295818.SRDUP, 13.96%, 8/1/2027 (a)(n)(r)	Upstart	7/25/2022	2,255	2,255	2,264
FW3295846.SRDUP, 25.39%, 7/20/2027 (a)(r)	Upstart	7/25/2022	2,493	2,493	2,524
FW3296166.SRDUP, 29.81%, 7/20/2027 (a)(r)	Upstart	7/25/2022	533	533	538
FW3296412.SRDUP, 24.47%, 7/20/2027 (a)(r)	Upstart	7/25/2022	2,313	2,313	2,339
FW3296419.SRDUP, 20.41%, 7/20/2027 (a)(r)	Upstart	7/25/2022	6,811	6,811	6,929
FW3296453.SRDUP, 29.73%, 12/20/2027 (a)(n)(r)	Upstart	7/25/2022	1,192	1,192	1,222
FW3297539.SRDUP, 30.06%, 7/21/2027 (a)(n)(r)	Upstart	7/26/2022	1,396	1,396	1,428
FW3297600.SRDUP, 24.00%, 7/21/2027 (a)(r)	Upstart	7/26/2022	686	686	695
FW3297752.SRDUP, 29.53%, 12/21/2027 (a)(r)	Upstart	7/26/2022	716	716	736
FW3298130.SRDUP, 10.14%, 7/21/2027 (a)(r)	Upstart	7/26/2022	7,360	7,360	7,352
FW3298144.SRDUP, 24.93%, 7/21/2027 (a)(r)	Upstart	7/26/2022	2,778	2,778	2,813
FW3298166.SRDUP, 29.20%, 7/21/2027 (a)(n)(r)	Upstart	7/26/2022	574	574	83
FW3298271.SRDUP, 29.20%, 7/21/2027 (a)(r)	Upstart	7/26/2022	886	886	906
FW3298288.SRDUP, 21.61%, 7/21/2027 (a)(n)(r)	Upstart	7/26/2022	1,442	1,442	1,467
FW3298360.SRDUP, 17.54%, 7/21/2027 (a)(r)	Upstart	7/26/2022	6,788	6,788	6,815
FW3298471.SRDUP, 16.19%, 7/21/2025 (a)(n)(r)(s)	Upstart	7/26/2022	6,464	6,464	940
FW3298486.SRDUP, 24.13%, 7/21/2027 (a)(r)	Upstart	7/26/2022	1,228	1,228	1,244
FW3298488.SRDUP, 29.77%, 7/21/2027 (a)(r)	Upstart	7/26/2022	499	499	508
FW3298539.SRDUP, 9.98%, 7/21/2027 (a)(r)	Upstart	7/26/2022	3,610	3,610	3,605
FW3298544.SRDUP, 26.53%, 7/21/2027 (a)(n)(r)	Upstart	7/26/2022	2,460	2,460	358
FW3298546.SRDUP, 30.05%, 7/21/2027 (a)(r)	Upstart	7/26/2022	648	648	662
FW3298605.SRDUP, 29.81%, 7/21/2027 (a)(r)	Upstart	7/26/2022	577	577	590
FW3298624.SRDUP, 29.97%, 7/21/2027 (a)(r)	Upstart	7/26/2022	627	627	638
FW3298637.SRDUP, 24.42%, 7/21/2027 (a)(r)	Upstart	7/26/2022	4,921	4,921	5,035
FW3300534.SRDUP, 29.83%, 7/22/2027 (a)(r)	Upstart	7/27/2022	629	629	644
FW3301471.SRDUP, 28.94%, 7/22/2027 (a)(r)	Upstart	7/27/2022	446	446	449
FW3301605.SRDUP, 18.56%, 7/22/2027 (a)(n)(r)	Upstart	7/27/2022	1,590	1,590	1,597
FW3301624.SRDUP, 29.92%, 7/22/2027 (a)(n)(r)	Upstart	7/27/2022	513	513	525
FW3301691.SRDUP, 30.02%, 7/22/2027 (a)(r)	Upstart	7/27/2022	509	509	519
FW3301788.SRDUP, 29.88%, 7/27/2027 (a)(r)	Upstart	7/27/2022	4,344	4,344	4,443
FW3301910.SRDUP, 27.83%, 7/22/2027 (a)(r)	Upstart	7/27/2022	5,804	5,804	5,937
FW3301977.SRDUP, 28.81%, 7/22/2027 (a)(n)(r)	Upstart	7/27/2022	10,517	10,517	10,738
FW3302043.SRDUP, 30.03%, 7/22/2027 (a)(n)(r)	Upstart	7/27/2022	1,422	1,422	1,405
FW3302465.SRDUP, 29.11%, 7/22/2027 (a)(r)	Upstart	7/27/2022	7,750	7,750	7,936
FW3302502.SRDUP, 29.44%, 7/22/2027 (a)(r)	Upstart	7/27/2022	7,829	7,829	8,016
FW3302563.SRDUP, 16.90%, 7/22/2027 (a)(n)(r)	Upstart	7/27/2022	2,035	2,035	2,039
FW3302576.SRDUP, 23.40%, 7/22/2027 (a)(r)	Upstart	7/27/2022	1,127	1,127	1,142
FW3302659.SRDUP, 28.21%, 7/22/2027 (a)(r)	Upstart	7/27/2022	2,832	2,832	2,900
FW3302687.SRDUP, 12.86%, 7/22/2027 (a)(n)(r)	Upstart	7/27/2022	11,296	11,296	10,815
FW3302708.SRDUP, 17.05%, 7/22/2027 (a)(r)	Upstart	7/27/2022	2,136	2,136	2,145
FW3302733.SRDUP, 26.10%, 12/22/2027 (a)(n)(r)	Upstart	7/27/2022	3,373	3,379	3,284
FW3302793.SRDUP, 29.58%, 7/22/2027 (a)(r)	Upstart	7/27/2022	2,094	2,094	2,144
FW3302804.SRDUP, 14.21%, 7/22/2027 (a)(n)(r)	Upstart	7/27/2022	11,388	11,388	10,949
FW3302922.SRDUP, 29.90%, 7/22/2027 (a)(r)	Upstart	7/27/2022	682	682	698
FW3302981.SRDUP, 25.78%, 7/22/2027 (a)(r)	Upstart	7/27/2022	1,802	1,802	1,845
FW3303183.SRDUP, 30.04%, 7/22/2027 (a)(n)(r)	Upstart	7/27/2022	1,634	1,634	1,668

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

132	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
FW3303338.SRDUP, 29.27%, 7/22/2027 (a)(r)	Upstart	7/27/2022	$1,042	$1,041	$1,067
FW3304498.SRDUP, 13.39%, 7/27/2027 (a)(r)	Upstart	8/01/2022	2,815	2,815	2,817
FW3304565.SRDUP, 17.02%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	4,856	4,856	1,520
FW3304599.SRDUP, 29.90%, 7/25/2027 (a)(r)	Upstart	7/28/2022	577	577	592
FW3304678.SRDUP, 22.28%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	9,662	9,662	9,812
FW3304684.SRDUP, 24.32%, 7/25/2027 (a)(r)	Upstart	7/28/2022	2,958	2,958	2,997
FW3304697.SRDUP, 29.98%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	823	823	845
FW3304771.SRDUP, 20.26%, 12/25/2027 (a)(r)	Upstart	7/28/2022	3,137	3,137	3,202
FW3305012.SRDUP, 29.80%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	738	738	107
FW3305037.SRDUP, 29.85%, 7/25/2027 (a)(r)	Upstart	7/28/2022	533	533	542
FW3305094.SRDUP, 27.38%, 7/25/2027 (a)(r)	Upstart	7/28/2022	5,104	5,111	5,235
FW3305173.SRDUP, 29.89%, 7/25/2027 (a)(r)	Upstart	7/28/2022	787	787	807
FW3305175.SRDUP, 29.64%, 7/25/2027 (a)(r)	Upstart	7/28/2022	1,518	1,518	1,557
FW3305228.SRDUP, 24.48%, 7/25/2027 (a)(r)	Upstart	7/28/2022	9,868	9,868	10,011
FW3305296.SRDUP, 30.06%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	721	721	738
FW3305370.SRDUP, 25.89%, 7/25/2027 (a)(r)	Upstart	7/28/2022	1,154	1,154	1,183
FW3305447.SRDUP, 17.58%, 7/25/2027 (a)(r)	Upstart	7/28/2022	2,536	2,536	2,548
FW3305451.SRDUP, 15.13%, 7/25/2027 (a)(r)	Upstart	7/28/2022	4,242	4,242	4,261
FW3305654.SRDUP, 14.13%, 5/25/2028 (a)(n)(r)	Upstart	7/28/2022	29,094	29,094	29,257
FW3305698.SRDUP, 26.31%, 7/25/2027 (a)(r)	Upstart	7/28/2022	6,755	6,755	6,852
FW3305845.SRDUP, 24.69%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	14,803	14,803	2,152
FW3308055.SRDUP, 27.97%, 7/28/2027 (a)(r)	Upstart	7/29/2022	1,307	1,307	1,331
FW3308699.SRDUP, 10.39%, 12/26/2027 (a)(n)(r)	Upstart	7/29/2022	25,274	25,274	25,306
FW3308999.SRDUP, 18.40%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	25,172	25,172	8,058
FW3309519.SRDUP, 29.75%, 7/26/2027 (a)(r)	Upstart	7/29/2022	1,207	1,207	1,239
FW3309589.SRDUP, 29.95%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	2,366	2,366	2,399
FW3309638.SRDUP, 29.61%, 7/26/2027 (a)(r)	Upstart	7/29/2022	1,728	1,729	1,774
FW3309698.SRDUP, 23.08%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	834	834	846
FW3309708.SRDUP, 25.54%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	4,220	4,220	4,341
FW3309744.SRDUP, 29.94%, 12/26/2027 (a)(n)(r)	Upstart	7/29/2022	2,055	2,055	299
FW3309749.SRDUP, 29.42%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	650	650	667
FW3309752.SRDUP, 27.05%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	2,973	2,973	3,048
FW3309804.SRDUP, 29.62%, 7/26/2027 (a)(r)	Upstart	7/29/2022	787	787	808
FW3309830.SRDUP, 14.70%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	3,058	3,058	3,074
FW3309864.SRDUP, 19.92%, 7/26/2027 (a)(r)	Upstart	7/29/2022	5,596	5,596	5,704
FW3309870.SRDUP, 21.93%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	854	854	185
FW3310027.SRDUP, 29.97%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	1,470	1,470	214
FW3310226.SRDUP, 15.16%, 7/26/2027 (a)(r)	Upstart	7/29/2022	1,527	1,527	1,535
FW3310524.SRDUP, 13.89%, 7/26/2027 (a)(r)	Upstart	7/29/2022	1,939	1,939	1,949
FW3310561.SRDUP, 28.85%, 7/26/2027 (a)(r)	Upstart	7/29/2022	1,193	1,193	1,225
FW3310566.SRDUP, 24.90%, 7/26/2027 (a)(r)	Upstart	7/29/2022	1,008	1,008	1,025
FW3310610.SRDUP, 26.76%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	3,526	3,526	305
FW3310751.SRDUP, 17.51%, 7/26/2027 (a)(r)	Upstart	7/29/2022	2,240	2,244	2,252
FW3310837.SRDUP, 25.22%, 5/26/2028 (a)(n)(r)	Upstart	7/29/2022	16,724	16,724	17,093
FW3310844.SRDUP, 11.20%, 7/26/2027 (a)(r)	Upstart	7/29/2022	2,325	2,325	2,323
FW3310939.SRDUP, 23.96%, 7/26/2027 (a)(r)	Upstart	7/29/2022	1,378	1,378	1,389
FW3312164.SRDUP, 29.79%, 7/27/2027 (a)(n)(r)	Upstart	8/01/2022	4,620	4,620	4,747
FW3312235.SRDUP, 19.25%, 7/27/2027 (a)(r)	Upstart	8/01/2022	2,313	2,313	2,359
FW3312370.SRDUP, 29.17%, 7/27/2027 (a)(r)	Upstart	8/01/2022	1,409	1,412	1,429
FW3312420.SRDUP, 29.93%, 7/27/2027 (a)(n)(r)	Upstart	8/01/2022	457	457	108
FW3312437.SRDUP, 29.29%, 7/27/2027 (a)(n)(r)	Upstart	8/01/2022	1,361	1,361	1,395
FW3312467.SRDUP, 20.17%, 7/27/2027 (a)(r)	Upstart	8/01/2022	5,715	5,715	5,744

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	133

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
FW3312527.SRDUP, 22.46%, 7/27/2027 (a)(r)	Upstart	8/01/2022	$901	$902	$915
FW3312539.SRDUP, 18.94%, 7/27/2027 (a)(r)	Upstart	8/01/2022	4,606	4,607	4,698
FW3312739.SRDUP, 22.49%, 7/27/2027 (a)(r)	Upstart	8/01/2022	2,409	2,409	2,456
FW3312742.SRDUP, 26.16%, 7/27/2027 (a)(r)	Upstart	8/01/2022	6,235	6,235	6,348
FW3312758.SRDUP, 25.16%, 8/1/2027 (a)(n)(r)	Upstart	8/01/2022	1,237	1,237	180
FW3312883.SRDUP, 26.26%, 7/27/2027 (a)(n)(r)	Upstart	8/01/2022	5,568	5,568	1,286
FW3316977.SRDUP, 25.55%, 8/1/2027 (a)(r)	Upstart	8/04/2022	1,485	1,463	1,503
FW3319830.SRDUP, 30.07%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	6,485	6,290	943
FW3319835.SRDUP, 30.05%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	718	700	728
FW3319846.SRDUP, 29.67%, 8/1/2027 (a)(r)	Upstart	8/04/2022	8,059	7,931	8,165
FW3319852.SRDUP, 18.95%, 8/1/2027 (a)(r)	Upstart	8/04/2022	2,394	2,360	2,421
FW3319854.SRDUP, 18.55%, 8/1/2027 (a)(r)	Upstart	8/04/2022	16,669	16,437	16,858
FW3319916.SRDUP, 29.04%, 8/16/2027 (a)(n)(r)	Upstart	8/04/2022	3,041	2,950	325
FW3319942.SRDUP, 28.69%, 8/1/2027 (a)(r)	Upstart	8/04/2022	1,874	1,844	1,899
FW3319965.SRDUP, 30.01%, 8/1/2027 (a)(r)	Upstart	8/04/2022	2,239	2,201	2,271
FW3319980.SRDUP, 30.04%, 8/1/2027 (a)(r)	Upstart	8/04/2022	1,032	1,015	1,042
FW3320060.SRDUP, 25.75%, 8/1/2027 (a)(r)	Upstart	8/04/2022	1,179	1,157	1,194
FW3320075.SRDUP, 26.11%, 8/1/2027 (a)(r)	Upstart	8/04/2022	2,915	2,870	2,953
FW3320104.SRDUP, 24.09%, 8/1/2027 (a)(r)	Upstart	8/04/2022	7,634	7,521	7,671
FW3320139.SRDUP, 25.88%, 6/1/2028 (a)(n)(r)	Upstart	8/04/2022	6,432	6,239	6,507
FW3320200.SRDUP, 29.91%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	1,412	1,389	1,430
FW3320202.SRDUP, 30.03%, 8/1/2027 (a)(r)	Upstart	8/04/2022	1,915	1,883	1,923
FW3320223.SRDUP, 27.37%, 8/1/2027 (a)(r)	Upstart	8/04/2022	528	520	535
FW3320235.SRDUP, 29.81%, 8/10/2027 (a)(r)	Upstart	8/04/2022	2,479	2,408	2,516
FW3320254.SRDUP, 29.86%, 8/1/2027 (a)(r)	Upstart	8/04/2022	905	890	916
FW3320295.SRDUP, 30.02%, 1/1/2028 (a)(n)(r)	Upstart	8/04/2022	2,262	2,195	1,362
FW3320337.SRDUP, 26.24%, 8/1/2027 (a)(r)	Upstart	8/04/2022	7,223	7,114	7,247
FW3320406.SRDUP, 29.80%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	706	694	715
FW3320408.SRDUP, 26.48%, 8/1/2027 (a)(r)	Upstart	8/04/2022	1,202	1,183	1,208
FW3322508.SRDUP, 19.84%, 8/2/2027 (a)(r)	Upstart	8/05/2022	2,419	2,385	2,419
FW3323459.SRDUP, 17.33%, 8/2/2027 (a)(r)	Upstart	8/05/2022	22,918	22,230	22,922
FW3324067.SRDUP, 29.80%, 8/2/2027 (a)(r)	Upstart	8/05/2022	510	501	511
FW3324396.SRDUP, 29.35%, 8/2/2027 (a)(n)(r)	Upstart	8/05/2022	1,932	1,903	1,958
FW3324853.SRDUP, 10.84%, 8/2/2027 (a)(n)(r)	Upstart	8/05/2022	34,034	33,092	4,949
FW3324933.SRDUP, 29.97%, 8/2/2027 (a)(n)(r)	Upstart	8/05/2022	977	958	991
FW3324961.SRDUP, 24.73%, 8/2/2027 (a)(n)(r)	Upstart	8/05/2022	1,726	1,675	1,751
FW3324995.SRDUP, 15.14%, 8/2/2027 (a)(r)	Upstart	8/05/2022	1,596	1,575	1,597
FW3325086.SRDUP, 29.87%, 8/2/2027 (a)(r)	Upstart	8/05/2022	1,355	1,334	1,374
FW3325207.SRDUP, 30.07%, 8/2/2027 (a)(r)	Upstart	8/05/2022	1,124	1,092	1,139
FW3325256.SRDUP, 30.05%, 1/2/2028 (a)(r)	Upstart	8/05/2022	1,167	1,144	1,193
FW3325340.SRDUP, 29.99%, 8/17/2027 (a)(n)(r)	Upstart	8/05/2022	24,954	24,260	24,395
FW3325509.SRDUP, 14.84%, 8/2/2027 (a)(n)(r)	Upstart	8/05/2022	9,115	8,896	9,117
FW3325611.SRDUP, 15.94%, 8/2/2027 (a)(r)	Upstart	8/05/2022	1,297	1,279	1,296
FW3325648.SRDUP, 24.67%, 8/2/2027 (a)(n)(r)	Upstart	8/05/2022	1,136	1,118	1,142
FW3325668.SRDUP, 26.99%, 8/2/2027 (a)(r)	Upstart	8/05/2022	6,045	5,952	6,128
FW3327976.SRDUP, 27.35%, 8/3/2027 (a)(r)	Upstart	8/08/2022	1,734	1,710	1,754
FW3327988.SRDUP, 25.41%, 1/3/2028 (a)(n)(r)	Upstart	8/08/2022	956	937	975
FW3327990.SRDUP, 29.47%, 8/3/2027 (a)(r)	Upstart	8/08/2022	2,854	2,795	2,892
FW3328140.SRDUP, 29.18%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	581	569	589
FW3328211.SRDUP, 23.94%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	3,300	3,213	480
FW3328364.SRDUP, 13.16%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	3,070	3,031	3,067
FW3328491.SRDUP, 11.48%, 8/3/2027 (a)(r)	Upstart	8/08/2022	1,347	1,330	1,345

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

134	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
FW3328577.SRDUP, 24.90%, 8/3/2027 (a)(r)	Upstart	8/08/2022	$4,937	$4,862	$4,999
FW3328589.SRDUP, 29.59%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	990	974	1,004
FW3328756.SRDUP, 20.86%, 8/3/2027 (a)(r)	Upstart	8/08/2022	4,761	4,693	4,761
FW3328999.SRDUP, 16.13%, 8/3/2027 (a)(r)	Upstart	8/08/2022	462	456	462
FW3329332.SRDUP, 26.46%, 8/3/2027 (a)(r)	Upstart	8/08/2022	7,009	6,890	7,047
FW3329383.SRDUP, 29.72%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	2,912	2,824	953
FW3329402.SRDUP, 29.78%, 8/3/2027 (a)(r)	Upstart	8/08/2022	1,029	1,013	1,044
FW3329630.SRDUP, 29.93%, 8/3/2027 (a)(r)	Upstart	8/08/2022	4,468	4,396	4,529
FW3330488.SRDUP, 30.01%, 8/4/2027 (a)(r)	Upstart	8/09/2022	1,521	1,497	1,543
FW3330687.SRDUP, 27.66%, 8/4/2027 (a)(r)	Upstart	8/09/2022	15,943	15,694	16,180
FW3331079.SRDUP, 30.01%, 8/4/2027 (a)(r)	Upstart	8/09/2022	1,466	1,443	1,488
FW3331251.SRDUP, 20.33%, 8/4/2027 (a)(r)	Upstart	8/09/2022	1,704	1,680	1,725
FW3331257.SRDUP, 16.10%, 8/4/2027 (a)(r)	Upstart	8/09/2022	3,742	3,697	3,743
FW3331303.SRDUP, 26.00%, 8/4/2027 (a)(r)	Upstart	8/09/2022	1,456	1,434	1,473
FW3331448.SRDUP, 22.67%, 8/4/2027 (a)(r)	Upstart	8/09/2022	3,503	3,452	3,526
FW3331621.SRDUP, 29.83%, 8/4/2027 (a)(r)	Upstart	8/09/2022	2,006	1,974	2,036
FW3331708.SRDUP, 12.35%, 8/4/2027 (a)(r)	Upstart	8/09/2022	1,540	1,515	1,537
FW3331725.SRDUP, 26.15%, 8/4/2027 (a)(r)	Upstart	8/09/2022	729	719	738
FW3331760.SRDUP, 28.02%, 8/4/2027 (a)(r)	Upstart	8/09/2022	3,167	3,117	3,203
FW3331788.SRDUP, 26.08%, 8/4/2027 (a)(r)	Upstart	8/09/2022	624	615	628
FW3331907.SRDUP, 30.07%, 8/4/2027 (a)(n)(r)	Upstart	8/09/2022	656	640	666
FW3331977.SRDUP, 16.55%, 8/4/2027 (a)(r)	Upstart	8/09/2022	1,301	1,283	1,301
FW3331979.SRDUP, 19.05%, 8/4/2027 (a)(r)	Upstart	8/09/2022	2,636	2,599	2,637
FW3332008.SRDUP, 26.27%, 8/15/2027 (a)(n)(r)	Upstart	8/09/2022	731	719	735
FW3332086.SRDUP, 29.89%, 1/4/2028 (a)(n)(r)	Upstart	8/09/2022	1,969	1,910	—
FW3332210.SRDUP, 29.87%, 8/4/2027 (a)(r)	Upstart	8/09/2022	705	693	715
FW3332213.SRDUP, 30.02%, 8/4/2027 (a)(r)	Upstart	8/09/2022	1,085	1,068	1,102
FW3332235.SRDUP, 29.08%, 8/4/2027 (a)(r)	Upstart	8/09/2022	591	582	600
FW3332326.SRDUP, 26.16%, 8/4/2027 (a)(r)	Upstart	8/09/2022	1,692	1,661	1,701
FW3332338.SRDUP, 17.03%, 8/4/2027 (a)(n)(r)	Upstart	8/09/2022	23,464	22,873	23,477
FW3332427.SRDUP, 22.31%, 8/4/2027 (a)(r)	Upstart	8/09/2022	1,994	1,968	2,007
FW3334241.SRDUP, 25.18%, 8/5/2027 (a)(r)	Upstart	8/10/2022	2,319	2,284	2,354
FW3334502.SRDUP, 29.93%, 8/5/2027 (a)(n)(r)	Upstart	8/10/2022	4,297	4,220	4,361
FW3334948.SRDUP, 29.94%, 8/5/2027 (a)(r)	Upstart	8/10/2022	2,658	2,616	2,699
FW3334977.SRDUP, 24.24%, 8/5/2027 (a)(r)	Upstart	8/10/2022	17,020	16,765	17,130
FW3334990.SRDUP, 14.73%, 8/5/2027 (a)(r)	Upstart	8/10/2022	10,114	9,980	10,122
FW3335083.SRDUP, 20.95%, 1/5/2028 (a)(r)	Upstart	8/10/2022	2,431	2,364	2,467
FW3335097.SRDUP, 27.02%, 8/5/2027 (a)(r)	Upstart	8/10/2022	9,201	9,063	9,360
FW3335207.SRDUP, 26.84%, 8/5/2027 (a)(n)(r)	Upstart	8/10/2022	398	388	399
FW3335339.SRDUP, 24.77%, 1/5/2028 (a)(n)(r)	Upstart	8/10/2022	4,859	4,744	4,910
FW3335380.SRDUP, 29.91%, 8/5/2027 (a)(n)(r)	Upstart	8/10/2022	3,627	3,518	1,196
FW3335386.SRDUP, 30.08%, 8/25/2027 (a)(r)	Upstart	8/15/2022	2,473	2,434	2,519
FW3335412.SRDUP, 27.67%, 8/5/2027 (a)(r)	Upstart	8/10/2022	688	678	699
FW3336648.SRDUP, 22.91%, 8/8/2027 (a)(r)	Upstart	8/11/2022	2,912	2,869	2,935
FW3336660.SRDUP, 27.43%, 8/8/2027 (a)(r)	Upstart	8/11/2022	2,596	2,538	2,639
FW3336667.SRDUP, 29.74%, 8/8/2027 (a)(n)(r)	Upstart	8/11/2022	2,704	2,658	2,741
FW3336668.SRDUP, 29.34%, 8/8/2027 (a)(n)(r)	Upstart	8/11/2022	738	716	159
FW3336885.SRDUP, 29.07%, 8/8/2027 (a)(r)	Upstart	8/11/2022	635	625	640
FW3336986.SRDUP, 29.53%, 8/8/2027 (a)(n)(r)	Upstart	8/11/2022	700	681	714
FW3337303.SRDUP, 22.63%, 8/23/2027 (a)(n)(r)	Upstart	8/11/2022	10,467	10,329	10,475
FW3337412.SRDUP, 11.40%, 8/8/2027 (a)(r)	Upstart	8/11/2022	14,975	14,782	14,976
FW3337420.SRDUP, 29.30%, 8/8/2027 (a)(r)	Upstart	8/11/2022	1,576	1,551	1,601

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	135

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
FW3337494.SRDUP, 19.77%, 8/8/2027 (a)(r)	Upstart	8/11/2022	$9,672	$9,534	$9,803
FW3337548.SRDUP, 25.39%, 8/8/2027 (a)(r)	Upstart	8/11/2022	1,239	1,221	1,249
FW3337554.SRDUP, 21.23%, 8/8/2027 (a)(r)	Upstart	8/11/2022	827	804	839
FW3337613.SRDUP, 29.37%, 8/8/2027 (a)(n)(r)	Upstart	8/11/2022	980	951	331
FW3337658.SRDUP, 27.81%, 8/23/2027 (a)(n)(r)	Upstart	8/11/2022	3,215	3,155	3,271
FW3337731.SRDUP, 17.92%, 9/8/2028 (a)(n)(r)	Upstart	8/11/2022	5,615	5,447	816
FW3337761.SRDUP, 29.82%, 8/8/2027 (a)(r)	Upstart	8/11/2022	1,246	1,226	1,267
FW3337781.SRDUP, 27.26%, 8/23/2027 (a)(n)(r)	Upstart	8/11/2022	8,255	8,069	8,092
FW3340271.SRDUP, 29.62%, 8/9/2027 (a)(r)	Upstart	8/12/2022	703	691	715
FW3340712.SRDUP, 29.63%, 8/9/2027 (a)(r)	Upstart	8/12/2022	932	917	949
FW3341295.SRDUP, 29.62%, 8/9/2027 (a)(r)	Upstart	8/12/2022	1,082	1,066	1,101
FW3341659.SRDUP, 28.27%, 8/9/2027 (a)(n)(r)	Upstart	8/12/2022	27,351	26,530	3,977
FW3341835.SRDUP, 9.73%, 8/9/2027 (a)(r)	Upstart	8/12/2022	975	963	974
FW3341855.SRDUP, 18.78%, 8/9/2027 (a)(r)	Upstart	8/12/2022	1,863	1,837	1,866
FW3341930.SRDUP, 17.77%, 8/9/2027 (a)(r)	Upstart	8/12/2022	3,285	3,239	3,290
FW3342056.SRDUP, 23.13%, 8/9/2027 (a)(r)	Upstart	8/12/2022	5,032	4,957	5,074
FW3342131.SRDUP, 29.91%, 8/9/2027 (a)(r)	Upstart	8/12/2022	1,167	1,148	1,170
FW3342160.SRDUP, 28.38%, 8/9/2027 (a)(r)	Upstart	8/12/2022	9,072	8,945	9,232
FW3342276.SRDUP, 22.57%, 8/24/2027 (a)(n)(r)	Upstart	8/12/2022	4,690	4,620	4,557
FW3342306.SRDUP, 23.18%, 8/9/2027 (a)(r)	Upstart	8/12/2022	503	496	510
FW3342326.SRDUP, 24.44%, 8/9/2027 (a)(r)	Upstart	8/12/2022	4,587	4,518	4,616
FW3342367.SRDUP, 23.52%, 8/9/2027 (a)(r)	Upstart	8/12/2022	5,561	5,477	5,607
FW3342389.SRDUP, 30.07%, 8/9/2027 (a)(r)	Upstart	8/12/2022	7,988	7,859	8,129
FW3342476.SRDUP, 24.31%, 8/9/2027 (a)(r)	Upstart	8/12/2022	1,497	1,474	1,522
FW3342496.SRDUP, 29.87%, 8/9/2027 (a)(n)(r)	Upstart	8/12/2022	1,025	999	1,040
FW3342541.SRDUP, 10.19%, 8/9/2027 (a)(r)	Upstart	8/12/2022	965	952	963
FW3342553.SRDUP, 29.90%, 8/9/2027 (a)(n)(r)	Upstart	8/12/2022	1,391	1,363	1,417
FW3342569.SRDUP, 20.93%, 1/9/2026 (a)(r)	Upstart	8/12/2022	80	80	80
FW3342621.SRDUP, 29.85%, 1/9/2028 (a)(n)(r)	Upstart	8/12/2022	6,095	5,912	1,284
FW3342637.SRDUP, 29.79%, 8/9/2027 (a)(n)(r)	Upstart	8/12/2022	1,250	1,212	269
FW3342780.SRDUP, 26.32%, 8/24/2027 (a)(n)(r)	Upstart	8/12/2022	14,700	14,260	14,237
FW3343213.SRDUP, 30.01%, 8/10/2027 (a)(r)	Upstart	8/15/2022	1,411	1,389	1,422
FW3343707.SRDUP, 29.96%, 8/10/2027 (a)(r)	Upstart	8/15/2022	597	587	608
FW3343908.SRDUP, 30.06%, 8/10/2027 (a)(r)	Upstart	8/15/2022	1,032	1,016	1,051
FW3344219.SRDUP, 28.72%, 1/10/2028 (a)(n)(r)	Upstart	8/15/2022	8,157	7,912	160
FW3344314.SRDUP, 21.81%, 8/12/2027 (a)(r)	Upstart	8/15/2022	4,463	4,398	4,526
FW3344357.SRDUP, 29.80%, 8/10/2027 (a)(r)	Upstart	8/15/2022	1,463	1,440	1,490
FW3344364.SRDUP, 22.98%, 8/12/2027 (a)(r)	Upstart	8/15/2022	2,212	2,183	2,232
FW3344392.SRDUP, 19.81%, 8/10/2027 (a)(r)	Upstart	8/15/2022	2,545	2,509	2,580
FW3344412.SRDUP, 25.99%, 8/10/2027 (a)(n)(r)	Upstart	8/15/2022	2,067	2,005	2,084
FW3344502.SRDUP, 29.84%, 8/10/2027 (a)(n)(r)	Upstart	8/15/2022	783	761	793
FW3344583.SRDUP, 29.04%, 8/10/2027 (a)(r)	Upstart	8/15/2022	592	583	603
FW3344806.SRDUP, 29.85%, 8/10/2027 (a)(r)	Upstart	8/15/2022	542	533	552
FW3344875.SRDUP, 25.66%, 8/10/2027 (a)(r)	Upstart	8/15/2022	5,191	5,047	5,285
FW3344919.SRDUP, 29.98%, 1/25/2028 (a)(n)(r)	Upstart	8/15/2022	10,815	10,501	11,028
FW3344925.SRDUP, 29.69%, 1/25/2028 (a)(n)(r)	Upstart	8/15/2022	3,772	3,662	3,717
FW3344973.SRDUP, 24.83%, 8/10/2027 (a)(r)	Upstart	8/15/2022	1,898	1,873	1,914
FW3345025.SRDUP, 19.93%, 8/10/2027 (a)(r)	Upstart	8/15/2022	582	573	583
FW3345027.SRDUP, 16.18%, 8/10/2027 (a)(r)	Upstart	8/15/2022	2,341	2,309	2,345
FW3345036.SRDUP, 27.15%, 8/10/2027 (a)(r)	Upstart	8/15/2022	3,257	3,206	3,302
FW3345070.SRDUP, 29.93%, 8/10/2027 (a)(n)(r)	Upstart	8/15/2022	876	852	890
FW3345108.SRDUP, 21.17%, 8/10/2027 (a)(r)	Upstart	8/15/2022	983	969	997

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

136	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
FW3345176.SRDUP, 25.55%, 1/10/2028 (a)(n)(r)	Upstart	8/15/2022	$14,587	$14,151	$8,769
FW3373195.SRDUP, 26.30%, 9/2/2027 (a)(r)	Upstart	9/08/2022	1,509	1,485	1,531
FW3382367.SRDUP, 33.18%, 9/1/2027 (a)(r)	Upstart	9/07/2022	1,445	1,423	1,465
FW3389292.SRDUP, 29.40%, 9/1/2027 (a)(r)	Upstart	9/07/2022	1,209	1,184	1,221
FW3391086.SRDUP, 34.10%, 9/1/2025 (a)(n)(r)(s)	Upstart	9/18/2023	9,500	9,215	1,381
FW3391331.SRDUP, 26.82%, 9/1/2027 (a)(n)(r)	Upstart	9/07/2022	1,805	1,765	1,815
FW3391334.SRDUP, 33.66%, 9/1/2027 (a)(r)	Upstart	9/07/2022	1,916	1,883	1,942
FW3391367.SRDUP, 14.88%, 9/1/2027 (a)(r)	Upstart	9/07/2022	7,741	7,634	7,742
FW3391392.SRDUP, 29.37%, 9/1/2027 (a)(r)	Upstart	9/07/2022	946	931	951
FW3391398.SRDUP, 30.65%, 9/1/2027 (a)(r)	Upstart	9/07/2022	1,522	1,496	1,542
FW3391463.SRDUP, 34.41%, 9/1/2027 (a)(r)	Upstart	9/07/2022	4,261	4,171	4,315
FW3391536.SRDUP, 33.17%, 9/1/2027 (a)(n)(r)	Upstart	9/07/2022	1,336	1,304	1,356
FW3391636.SRDUP, 20.85%, 9/1/2027 (a)(n)(r)	Upstart	9/07/2022	1,035	1,004	1,047
FW3391682.SRDUP, 33.15%, 9/1/2027 (a)(r)	Upstart	9/07/2022	2,080	2,044	2,109
FW3391946.SRDUP, 32.48%, 9/1/2027 (a)(n)(r)	Upstart	9/07/2022	674	659	677
FW3391950.SRDUP, 20.01%, 2/1/2028 (a)(n)(r)	Upstart	9/07/2022	29,482	28,599	29,862
FW3391954.SRDUP, 29.05%, 9/1/2027 (a)(n)(r)	Upstart	9/07/2022	407	395	59
FW3391960.SRDUP, 19.15%, 9/1/2027 (a)(n)(r)	Upstart	9/07/2022	5,224	5,067	760
FW3392065.SRDUP, 29.97%, 9/4/2027 (a)(r)	Upstart	9/07/2022	1,517	1,492	1,524
FW3392163.SRDUP, 28.84%, 9/1/2027 (a)(r)	Upstart	9/07/2022	867	852	878
FW3392184.SRDUP, 17.03%, 9/15/2027 (a)(n)(r)	Upstart	9/07/2022	5,693	5,523	828
FW3393350.SRDUP, 26.53%, 9/15/2027 (a)(r)	Upstart	9/08/2022	2,459	2,416	2,473
FW3393442.SRDUP, 11.33%, 9/2/2027 (a)(r)	Upstart	9/08/2022	4,509	4,450	4,501
FW3393816.SRDUP, 31.66%, 9/2/2027 (a)(r)	Upstart	9/08/2022	9,621	9,459	9,761
FW3393823.SRDUP, 29.39%, 9/16/2027 (a)(n)(r)	Upstart	9/08/2022	24,464	23,730	1,755
FW3393921.SRDUP, 23.46%, 2/2/2028 (a)(n)(r)	Upstart	9/08/2022	1,232	1,200	1,244
FW3393950.SRDUP, 33.75%, 9/2/2027 (a)(n)(r)	Upstart	9/08/2022	3,370	3,269	490
FW3394115.SRDUP, 25.53%, 9/2/2027 (a)(r)	Upstart	9/08/2022	937	922	947
FW3394345.SRDUP, 31.44%, 3/1/2028 (a)(n)(r)	Upstart	9/08/2022	26,429	25,696	25,574
FW3394390.SRDUP, 27.09%, 9/10/2027 (a)(n)(r)	Upstart	9/08/2022	3,036	2,987	3,035
FW3394585.SRDUP, 31.57%, 9/2/2027 (a)(r)	Upstart	9/08/2022	797	783	808
FW3394775.SRDUP, 34.16%, 9/2/2027 (a)(n)(r)	Upstart	9/08/2022	4,080	3,958	1,353
FW3394816.SRDUP, 29.97%, 9/2/2027 (a)(r)	Upstart	9/08/2022	1,880	1,849	1,906
FW3399302.SRDUP, 10.61%, 9/6/2027 (a)(r)	Upstart	9/09/2022	21,349	21,069	21,315
FW3401125.SRDUP, 26.30%, 9/6/2027 (a)(r)	Upstart	9/09/2022	1,822	1,790	1,817
FW3401732.SRDUP, 34.63%, 7/15/2028 (a)(n)(r)	Upstart	9/09/2022	6,863	6,657	998
FW3401741.SRDUP, 32.70%, 9/10/2027 (a)(r)	Upstart	9/09/2022	1,334	1,312	1,357
FW3401844.SRDUP, 13.55%, 9/6/2027 (a)(r)	Upstart	9/09/2022	402	396	401
FW3402005.SRDUP, 33.56%, 9/6/2027 (a)(n)(r)	Upstart	9/09/2022	1,892	1,836	1,251
FW3402261.SRDUP, 34.43%, 2/15/2028 (a)(n)(r)	Upstart	9/09/2022	5,491	5,331	5,432
FW3402478.SRDUP, 34.66%, 9/6/2027 (a)(r)	Upstart	9/09/2022	6,861	6,742	6,976
FW3402560.SRDUP, 29.71%, 9/6/2027 (a)(r)	Upstart	9/09/2022	13,513	13,289	13,735
FW3402647.SRDUP, 18.09%, 9/6/2027 (a)(r)	Upstart	9/09/2022	13,432	13,238	13,445
FW3479023.SRDUP, 29.93%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	1,316	1,290	1,344
FW3499342.SRDUP, 29.93%, 10/13/2027 (a)(r)	Upstart	10/18/2022	3,364	3,314	3,423
FW3499634.SRDUP, 24.31%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,256	1,235	1,270
FW3499709.SRDUP, 23.87%, 3/13/2028 (a)(n)(r)	Upstart	10/18/2022	908	885	923
FW3499772.SRDUP, 28.67%, 10/13/2027 (a)(r)	Upstart	10/18/2022	4,455	4,379	4,556
FW3499818.SRDUP, 19.72%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,765	1,738	1,794
FW3499839.SRDUP, 29.37%, 10/13/2027 (a)(r)	Upstart	10/18/2022	863	848	882
FW3499853.SRDUP, 29.93%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	1,342	1,306	1,372
FW3499856.SRDUP, 26.88%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	216	212	216

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	137

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
FW3499876.SRDUP, 23.10%, 3/13/2028 (a)(r)	Upstart	10/18/2022	$25,003	$24,546	$25,365
FW3499879.SRDUP, 17.31%, 10/13/2027 (a)(r)	Upstart	10/18/2022	3,923	3,872	3,934
FW3499923.SRDUP, 29.63%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	4,184	4,059	298
FW3499968.SRDUP, 19.82%, 10/13/2027 (a)(r)	Upstart	10/18/2022	2,067	2,035	2,101
FW3500039.SRDUP, 29.98%, 10/13/2027 (a)(r)	Upstart	10/18/2022	752	741	769
FW3500123.SRDUP, 27.89%, 3/13/2028 (a)(n)(r)	Upstart	10/18/2022	7,409	7,187	738
FW3500131.SRDUP, 15.16%, 3/13/2028 (a)(n)(r)	Upstart	10/18/2022	20,746	20,189	3,017
FW3500211.SRDUP, 12.15%, 10/13/2027 (a)(r)	Upstart	10/18/2022	4,963	4,898	4,969
FW3500283.SRDUP, 29.57%, 10/13/2027 (a)(r)	Upstart	10/18/2022	922	906	936
FW3500298.SRDUP, 29.50%, 10/13/2027 (a)(r)	Upstart	10/18/2022	634	624	648
FW3500327.SRDUP, 29.67%, 10/16/2027 (a)(n)(r)	Upstart	10/18/2022	9,011	8,853	9,216
FW3500335.SRDUP, 26.54%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	2,242	2,205	2,267
FW3500340.SRDUP, 23.58%, 10/13/2025 (a)(n)(r)(s)	Upstart	10/18/2022	215	209	210
FW3500342.SRDUP, 20.29%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	12,816	12,535	13,020
FW3500372.SRDUP, 23.00%, 10/13/2027 (a)(r)	Upstart	10/18/2022	7,216	7,114	7,298
FW3500397.SRDUP, 29.48%, 10/13/2027 (a)(r)	Upstart	10/18/2022	2,305	2,265	2,357
FW3500435.SRDUP, 29.64%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,096	1,077	1,121
FW3500490.SRDUP, 26.51%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	6,824	6,711	6,963
FW3500536.SRDUP, 12.55%, 10/13/2027 (a)(r)	Upstart	10/18/2022	7,040	6,941	7,048
FW3500552.SRDUP, 23.27%, 10/13/2025 (a)(n)(r)(s)	Upstart	10/18/2022	4,386	4,254	638
FW3500560.SRDUP, 28.60%, 10/13/2027 (a)(r)	Upstart	10/18/2022	12,492	12,280	12,762
FW3500575.SRDUP, 25.61%, 10/13/2027 (a)(r)	Upstart	10/18/2022	3,328	3,279	3,365
FW3500603.SRDUP, 29.08%, 10/13/2027 (a)(r)	Upstart	10/18/2022	8,603	8,456	8,798
FW3500621.SRDUP, 29.79%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,098	1,079	1,123
FW3500778.SRDUP, 26.15%, 10/13/2025 (a)(n)(r)(s)	Upstart	10/18/2022	2	2	2
FW3500941.SRDUP, 22.77%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	969	955	980
FW3500943.SRDUP, 27.44%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	6,321	6,214	6,388
FW3500951.SRDUP, 29.33%, 3/13/2028 (a)(n)(r)	Upstart	10/18/2022	3,447	3,350	3,549
FW3501022.SRDUP, 11.80%, 10/13/2027 (a)(r)	Upstart	10/18/2022	20,972	20,679	20,998
FW3501027.SRDUP, 27.51%, 10/13/2027 (a)(r)	Upstart	10/18/2022	10,668	10,510	10,910
FW3501054.SRDUP, 27.15%, 10/13/2027 (a)(r)	Upstart	10/18/2022	6,188	6,084	6,329
FW3501080.SRDUP, 28.48%, 10/13/2027 (a)(r)	Upstart	10/18/2022	23,490	23,091	24,023
FW3501118.SRDUP, 28.50%, 10/13/2027 (a)(r)	Upstart	10/18/2022	2,542	2,498	2,597
FW3501142.SRDUP, 29.97%, 10/13/2027 (a)(r)	Upstart	10/18/2022	465	458	471
FW3501197.SRDUP, 29.09%, 3/22/2028 (a)(n)(r)	Upstart	10/18/2022	850	826	838
FW3501229.SRDUP, 26.78%, 3/13/2028 (a)(n)(r)	Upstart	10/18/2022	7,215	7,015	7,426
FW3501258.SRDUP, 29.73%, 10/13/2027 (a)(r)	Upstart	10/18/2022	635	624	650
FW3501262.SRDUP, 29.26%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,724	1,694	1,763
FW3501295.SRDUP, 29.80%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,144	1,124	1,169
FW3501308.SRDUP, 28.56%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,982	1,948	1,997
FW3501310.SRDUP, 29.70%, 3/21/2028 (a)(n)(r)	Upstart	10/18/2022	735	713	753
FW3501329.SRDUP, 27.65%, 10/13/2027 (a)(r)	Upstart	10/18/2022	5,077	4,992	5,189
FW3541761.SRDUP, 24.28%, 11/1/2027 (a)(r)	Upstart	11/04/2022	2,820	2,770	2,845
FW3541863.SRDUP, 22.30%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	3,956	3,838	3,999
FW3541903.SRDUP, 20.10%, 11/1/2027 (a)(r)	Upstart	11/04/2022	2,959	2,917	2,990
FW3541940.SRDUP, 27.95%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	539	523	551
FW3541991.SRDUP, 33.42%, 11/1/2027 (a)(r)	Upstart	11/04/2022	1,719	1,692	1,762
FW3542009.SRDUP, 26.08%, 11/1/2027 (a)(r)	Upstart	11/04/2022	11,460	11,266	11,758
FW3542010.SRDUP, 25.74%, 11/1/2027 (a)(r)	Upstart	11/04/2022	1,149	1,130	1,180
FW3542156.SRDUP, 24.72%, 11/1/2027 (a)(r)	Upstart	11/04/2022	28,261	27,790	28,497
FW3542218.SRDUP, 28.57%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	1,086	1,053	162
FW3542332.SRDUP, 25.85%, 11/1/2027 (a)(r)	Upstart	11/04/2022	4,627	4,549	4,667

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

138	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
FW3542352.SRDUP, 25.74%, 11/1/2027 (a)(r)	Upstart	11/04/2022	$2,645	$2,601	$2,707
FW3542370.SRDUP, 25.35%, 11/1/2025 (a)(r)	Upstart	11/04/2022	77	75	76
FW3542396.SRDUP, 17.86%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	16,240	15,754	16,227
FW3542407.SRDUP, 24.57%, 11/1/2027 (a)(r)	Upstart	11/04/2022	7,353	7,246	7,417
FW3542470.SRDUP, 28.64%, 11/2/2027 (a)(r)	Upstart	11/07/2022	3,719	3,613	3,820
FW3542479.SRDUP, 29.50%, 11/1/2027 (a)(r)	Upstart	11/04/2022	652	640	668
FW3542538.SRDUP, 28.16%, 11/16/2027 (a)(r)	Upstart	11/04/2022	2,248	2,209	2,266
FW3542603.SRDUP, 27.86%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	5,637	5,468	506
FW3542644.SRDUP, 28.00%, 11/2/2027 (a)(r)	Upstart	11/07/2022	1,052	1,033	1,060
FW3542659.SRDUP, 27.95%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	1,196	1,172	1,229
FW3542662.SRDUP, 12.00%, 11/1/2027 (a)(r)	Upstart	11/04/2022	1,469	1,448	1,471
FW3542669.SRDUP, 28.32%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	14,572	14,135	2,119
FW3542728.SRDUP, 27.25%, 11/2/2027 (a)(n)(r)	Upstart	11/07/2022	920	903	916
FW3542735.SRDUP, 12.79%, 11/2/2025 (a)(r)	Upstart	11/07/2022	223	216	222
FW3542860.SRDUP, 17.01%, 11/2/2027 (a)(r)	Upstart	11/07/2022	2,599	2,560	2,598
FW3542869.SRDUP, 17.18%, 11/2/2027 (a)(n)(r)	Upstart	11/07/2022	7,833	7,652	7,826
FW3542901.SRDUP, 29.75%, 11/2/2027 (a)(r)	Upstart	11/07/2022	1,306	1,286	1,340
FW3542904.SRDUP, 29.17%, 11/2/2027 (a)(n)(r)	Upstart	11/07/2022	2,805	2,730	408
FW3542919.SRDUP, 22.51%, 11/2/2027 (a)(r)	Upstart	11/07/2022	1,270	1,249	1,283
FW3542964.SRDUP, 25.68%, 11/2/2027 (a)(r)	Upstart	11/07/2022	2,854	2,805	2,930
FW3542972.SRDUP, 14.72%, 4/2/2028 (a)(r)	Upstart	11/07/2022	3,359	3,302	3,357
FW3542975.SRDUP, 25.31%, 4/2/2026 (a)(n)(r)	Upstart	11/07/2022	924	916	922
FW3542980.SRDUP, 20.84%, 4/8/2028 (a)(n)(r)	Upstart	11/07/2022	19,187	18,628	19,133
FW3543054.SRDUP, 25.59%, 11/2/2027 (a)(r)	Upstart	11/07/2022	16,650	16,370	16,794
FW3543067.SRDUP, 23.02%, 11/2/2027 (a)(n)(r)	Upstart	11/07/2022	1,244	1,207	181
FW3904151.SRDUP, 28.76%, 1/2/2029 (a)(n)(r)	Upstart	8/07/2023	17,645	17,556	2,566
FW3909774.SRDUP, 28.77%, 8/2/2028 (a)(r)	Upstart	8/07/2023	803	800	812
FW3909817.SRDUP, 14.88%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	10,174	10,137	10,152
FW3909823.SRDUP, 25.67%, 8/3/2028 (a)(r)	Upstart	8/08/2023	1,214	1,210	1,228
FW3909828.SRDUP, 22.21%, 8/2/2028 (a)(r)	Upstart	8/07/2023	17,238	17,180	17,256
FW3909839.SRDUP, 27.74%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	566	563	197
FW3909860.SRDUP, 26.63%, 8/2/2028 (a)(r)	Upstart	8/07/2023	10,055	10,020	10,173
FW3909883.SRDUP, 24.85%, 8/2/2026 (a)(r)	Upstart	8/07/2023	1,371	1,364	1,361
FW3909903.SRDUP, 27.62%, 8/2/2028 (a)(r)	Upstart	8/07/2023	788	786	797
FW3909923.SRDUP, 20.92%, 8/2/2028 (a)(r)	Upstart	8/07/2023	23,483	23,406	23,540
FW3909927.SRDUP, 28.85%, 1/2/2029 (a)(n)(r)	Upstart	8/07/2023	934	930	906
FW3909942.SRDUP, 26.74%, 8/2/2028 (a)(r)	Upstart	8/07/2023	10,771	10,734	10,918
FW3909983.SRDUP, 28.28%, 8/2/2028 (a)(r)	Upstart	8/07/2023	19,848	19,780	20,079
FW3910012.SRDUP, 23.49%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	1,441	1,434	807
FW3910025.SRDUP, 17.69%, 8/2/2028 (a)(r)	Upstart	8/07/2023	4,428	4,413	4,415
FW3910054.SRDUP, 28.39%, 8/2/2028 (a)(r)	Upstart	8/07/2023	3,347	3,336	3,386
FW3910073.SRDUP, 28.67%, 8/2/2028 (a)(r)	Upstart	8/07/2023	5,831	5,811	5,899
FW3910114.SRDUP, 16.81%, 8/2/2026 (a)(r)	Upstart	8/07/2023	990	988	982
FW3910117.SRDUP, 28.02%, 1/17/2029 (a)(n)(r)	Upstart	8/07/2023	2,271	2,260	2,041
FW3910145.SRDUP, 25.69%, 1/8/2029 (a)(n)(r)	Upstart	8/07/2023	16,945	16,860	16,539
FW3910149.SRDUP, 22.37%, 8/2/2026 (a)(r)	Upstart	8/07/2023	1,906	1,903	1,903
FW3910150.SRDUP, 24.55%, 8/2/2026 (a)(r)	Upstart	8/07/2023	1,591	1,588	1,578
FW3910153.SRDUP, 28.37%, 8/2/2028 (a)(r)	Upstart	8/07/2023	683	681	681
FW3910184.SRDUP, 28.77%, 8/2/2028 (a)(r)	Upstart	8/07/2023	728	726	738
FW3910185.SRDUP, 15.74%, 8/2/2028 (a)(r)	Upstart	8/07/2023	9,900	9,869	9,871
FW3910197.SRDUP, 16.66%, 8/2/2028 (a)(r)	Upstart	8/07/2023	7,931	7,905	7,914
FW3910219.SRDUP, 28.37%, 8/2/2028 (a)(r)	Upstart	8/07/2023	3,492	3,480	3,533

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	139

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
FW3910232.SRDUP, 27.68%, 8/9/2028 (a)(r)	Upstart	8/07/2023	$11,278	$11,239	$11,300
FW3910244.SRDUP, 20.90%, 8/2/2026 (a)(r)	Upstart	8/07/2023	1,200	1,198	1,197
FW3910278.SRDUP, 24.79%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	9,097	9,051	9,121
FW3910397.SRDUP, 30.32%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	765	761	244
FW3910507.SRDUP, 23.63%, 8/2/2026 (a)(r)	Upstart	8/07/2023	2,006	2,002	2,002
FW3910584.SRDUP, 23.46%, 8/2/2028 (a)(r)	Upstart	8/07/2023	30,295	30,193	30,363
FW3910608.SRDUP, 22.13%, 8/3/2028 (a)(n)(r)	Upstart	8/08/2023	2,897	2,883	855
FW3910652.SRDUP, 14.50%, 8/2/2026 (a)(r)	Upstart	8/07/2023	645	644	644
FW3910687.SRDUP, 18.34%, 8/2/2028 (a)(r)	Upstart	8/07/2023	7,690	7,665	7,668
FW3910704.SRDUP, 24.23%, 8/2/2028 (a)(r)	Upstart	8/07/2023	6,852	6,829	6,929
FW3910740.SRDUP, 23.28%, 8/2/2026 (a)(r)	Upstart	8/07/2023	874	872	872
FW3910897.SRDUP, 28.43%, 12/2/2028 (a)(r)	Upstart	8/07/2023	1,216	1,211	1,233
FW3911028.SRDUP, 14.95%, 8/2/2028 (a)(r)	Upstart	8/07/2023	3,582	3,571	3,575
FW3911096.SRDUP, 27.27%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	882	878	275
FW3911228.SRDUP, 26.06%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	6,920	6,885	1,006
FW3911485.SRDUP, 26.15%, 8/3/2028 (a)(r)	Upstart	8/08/2023	3,179	3,168	3,223
FW3911503.SRDUP, 28.50%, 8/3/2028 (a)(n)(r)	Upstart	8/08/2023	3,523	3,506	3,564
FW3911505.SRDUP, 25.70%, 8/3/2026 (a)(r)	Upstart	8/08/2023	1,506	1,502	1,504
FW3911549.SRDUP, 13.22%, 8/3/2028 (a)(r)	Upstart	8/08/2023	1,106	1,102	1,108
FW3911585.SRDUP, 28.61%, 8/18/2028 (a)(n)(r)	Upstart	8/08/2023	12,506	12,463	12,664
FW3911654.SRDUP, 28.54%, 8/3/2028 (a)(r)	Upstart	8/08/2023	6,410	6,388	6,488
FW3911655.SRDUP, 26.17%, 8/3/2028 (a)(r)	Upstart	8/08/2023	1,433	1,428	1,450
FW3911724.SRDUP, 28.00%, 8/3/2026 (a)(r)	Upstart	8/08/2023	487	487	483
FW3911734.SRDUP, 21.53%, 8/3/2028 (a)(r)	Upstart	8/08/2023	2,423	2,414	2,435
FW3911754.SRDUP, 28.55%, 8/3/2028 (a)(r)	Upstart	8/08/2023	1,239	1,234	1,254
FW3912009.SRDUP, 28.31%, 8/3/2028 (a)(r)	Upstart	8/08/2023	873	870	884
FW3912981.SRDUP, 27.47%, 8/3/2028 (a)(r)	Upstart	8/08/2023	10,564	10,535	10,670
FW3913029.SRDUP, 28.58%, 8/3/2028 (a)(r)	Upstart	8/08/2023	693	692	702
FW3913149.SRDUP, 28.30%, 8/4/2028 (a)(r)	Upstart	8/09/2023	6,773	6,748	6,859
FW3913160.SRDUP, 24.43%, 8/4/2026 (a)(r)	Upstart	8/09/2023	496	495	496
FW3913164.SRDUP, 27.55%, 8/4/2026 (a)(r)	Upstart	8/09/2023	610	609	606
FW3913234.SRDUP, 25.83%, 8/4/2028 (a)(r)	Upstart	8/09/2023	857	855	868
FW3913294.SRDUP, 13.71%, 8/4/2028 (a)(r)	Upstart	8/09/2023	18,158	18,101	18,222
FW3913360.SRDUP, 18.96%, 8/4/2026 (a)(n)(r)	Upstart	8/09/2023	1,450	1,443	546
FW3913392.SRDUP, 26.53%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	32,635	32,476	33,057
FW3913393.SRDUP, 28.28%, 8/4/2026 (a)(r)	Upstart	8/09/2023	932	927	926
FW3913458.SRDUP, 28.58%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	633	630	401
FW3913541.SRDUP, 30.04%, 8/4/2028 (a)(r)	Upstart	8/09/2023	1,987	1,980	2,013
FW3913549.SRDUP, 21.56%, 8/4/2028 (a)(r)	Upstart	8/09/2023	4,519	4,503	4,533
FW3913574.SRDUP, 24.39%, 1/18/2029 (a)(n)(r)	Upstart	8/09/2023	19,264	19,229	19,240
FW3913845.SRDUP, 27.67%, 8/4/2026 (a)(r)	Upstart	8/09/2023	2,272	2,268	2,259
FW3913941.SRDUP, 25.75%, 8/4/2028 (a)(r)	Upstart	8/09/2023	857	854	868
FW3914457.SRDUP, 24.99%, 1/4/2029 (a)(n)(r)	Upstart	8/09/2023	19,559	19,461	19,632
FW3914563.SRDUP, 29.04%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	1,828	1,820	1,851
FW3954151.SRDUP, 24.17%, 9/1/2028 (a)(r)	Upstart	9/07/2023	3,906	3,893	3,911
FW3954176.SRDUP, 24.45%, 9/1/2028 (a)(n)(r)	Upstart	9/07/2023	6,101	6,073	6,154
FW3954194.SRDUP, 22.30%, 9/5/2028 (a)(r)	Upstart	9/08/2023	4,446	4,432	4,461
FW3954298.SRDUP, 26.03%, 9/1/2028 (a)(r)	Upstart	9/07/2023	2,914	2,904	2,946
FW3954338.SRDUP, 18.89%, 9/1/2028 (a)(r)	Upstart	9/07/2023	2,771	2,758	2,780
FW3954375.SRDUP, 30.61%, 9/1/2028 (a)(r)	Upstart	9/07/2023	2,680	2,670	2,709
FW3954377.SRDUP, 28.83%, 9/1/2028 (a)(r)	Upstart	9/07/2023	2,294	2,282	2,318
FW3954388.SRDUP, 28.80%, 9/1/2028 (a)(r)	Upstart	9/07/2023	10,067	10,031	10,181

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

140	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
FW3954472.SRDUP, 24.71%, 9/1/2026 (a)(r)	Upstart	9/07/2023	$1,120	$1,118	$1,112
FW3954483.SRDUP, 28.57%, 9/1/2028 (a)(n)(r)	Upstart	9/07/2023	1,059	1,054	626
FW3954538.SRDUP, 29.94%, 9/1/2028 (a)(r)	Upstart	9/07/2023	2,693	2,684	2,725
FW3954565.SRDUP, 28.19%, 9/1/2028 (a)(n)(r)	Upstart	9/07/2023	2,675	2,661	2,692
FW3955057.SRDUP, 24.99%, 9/1/2028 (a)(n)(r)	Upstart	9/07/2023	682	679	688
FW3955825.SRDUP, 26.51%, 9/5/2028 (a)(r)	Upstart	9/08/2023	15,725	15,670	15,939
FW3955871.SRDUP, 20.77%, 2/10/2029 (a)(n)(r)	Upstart	9/08/2023	13,666	13,612	13,681
FW3955977.SRDUP, 25.26%, 9/5/2026 (a)(r)	Upstart	9/08/2023	239	238	236
FW3956006.SRDUP, 21.70%, 9/5/2026 (a)(r)	Upstart	9/08/2023	477	476	475
FW3956036.SRDUP, 24.94%, 9/13/2026 (a)(r)	Upstart	9/08/2023	399	399	399
FW3956062.SRDUP, 22.12%, 9/5/2028 (a)(r)	Upstart	9/08/2023	4,964	4,947	4,993
FW3956066.SRDUP, 27.42%, 9/5/2028 (a)(r)	Upstart	9/08/2023	4,835	4,818	4,898
FW3956078.SRDUP, 24.11%, 9/5/2028 (a)(r)	Upstart	9/08/2023	1,061	1,057	1,048
FW3956150.SRDUP, 22.26%, 9/5/2028 (a)(r)	Upstart	9/08/2023	17,283	17,224	17,340
FW3956162.SRDUP, 24.71%, 9/5/2028 (a)(r)	Upstart	9/08/2023	25,972	25,843	26,044
FW3956211.SRDUP, 29.66%, 9/5/2028 (a)(r)	Upstart	9/08/2023	6,570	6,547	6,661
FW3956309.SRDUP, 22.64%, 9/5/2028 (a)(r)	Upstart	9/08/2023	2,621	2,612	2,635
FW3956343.SRDUP, 17.00%, 9/5/2028 (a)(r)	Upstart	9/08/2023	30,685	30,585	30,618
FW3956371.SRDUP, 31.01%, 9/5/2028 (a)(r)	Upstart	9/08/2023	4,670	4,653	4,734
FW3956386.SRDUP, 27.87%, 2/5/2029 (a)(n)(r)	Upstart	9/08/2023	1,999	1,989	1,990
FW3956410.SRDUP, 19.62%, 9/5/2028 (a)(r)	Upstart	9/08/2023	835	832	840
FW3956413.SRDUP, 25.80%, 9/5/2028 (a)(r)	Upstart	9/08/2023	7,039	7,014	7,129
FW3956414.SRDUP, 30.66%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	984	979	995
FW3956438.SRDUP, 28.92%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	2,385	2,373	156
FW3956469.SRDUP, 29.68%, 9/5/2028 (a)(r)	Upstart	9/08/2023	2,539	2,530	2,574
FW3956629.SRDUP, 27.86%, 9/5/2028 (a)(r)	Upstart	9/08/2023	461	459	459
FW3956677.SRDUP, 24.70%, 9/5/2028 (a)(r)	Upstart	9/08/2023	12,062	12,059	12,224
FW3956853.SRDUP, 26.32%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	1,685	1,679	1,703
FW3956858.SRDUP, 28.89%, 2/5/2029 (a)(n)(r)	Upstart	9/08/2023	6,222	6,191	—
FW3956859.SRDUP, 19.27%, 9/5/2026 (a)(n)(r)	Upstart	9/08/2023	2,747	2,742	2,746
FW3956866.SRDUP, 22.67%, 9/5/2028 (a)(r)	Upstart	9/08/2023	712	712	716
FW3957002.SRDUP, 19.05%, 9/5/2028 (a)(r)	Upstart	9/08/2023	4,158	4,144	4,183
FW3957086.SRDUP, 10.26%, 9/5/2028 (a)(r)	Upstart	9/08/2023	15,780	15,731	15,821
FW3957266.SRDUP, 20.55%, 9/5/2028 (a)(r)	Upstart	9/08/2023	8,807	8,777	8,847
FW3957354.SRDUP, 28.76%, 9/5/2028 (a)(r)	Upstart	9/08/2023	686	684	694
FW3957495.SRDUP, 18.85%, 9/5/2028 (a)(r)	Upstart	9/08/2023	1,571	1,566	1,591
FW3957509.SRDUP, 26.76%, 9/5/2026 (a)(n)(r)	Upstart	9/08/2023	1,122	1,120	1,116
FW3957551.SRDUP, 29.53%, 2/5/2029 (a)(n)(r)	Upstart	9/08/2023	1,570	1,562	1,500
FW3957660.SRDUP, 25.28%, 9/5/2026 (a)(n)(r)	Upstart	9/08/2023	2,662	2,649	2,023
FW3957680.SRDUP, 23.50%, 2/5/2027 (a)(n)(r)	Upstart	9/08/2023	12,457	12,394	4,408
FW3957681.SRDUP, 29.31%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	1,374	1,368	816
FW3957773.SRDUP, 19.39%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	7,202	7,166	1,047
FW3959080.SRDUP, 11.63%, 9/5/2028 (a)(r)	Upstart	9/08/2023	16,300	16,249	16,342
FW3959880.SRDUP, 23.29%, 9/5/2028 (a)(r)	Upstart	9/08/2023	17,881	17,820	17,982
FW3959966.SRDUP, 23.08%, 9/5/2028 (a)(r)	Upstart	9/08/2023	33,596	33,480	33,740
FW3960052.SRDUP, 25.36%, 9/5/2028 (a)(r)	Upstart	9/08/2023	16,838	16,779	17,066
FW3960098.SRDUP, 28.42%, 9/5/2028 (a)(r)	Upstart	9/08/2023	1,774	1,765	1,790
FW3960298.SRDUP, 26.85%, 9/6/2028 (a)(r)	Upstart	9/11/2023	7,331	7,305	7,435
FW3960519.SRDUP, 26.59%, 9/5/2026 (a)(n)(r)	Upstart	9/08/2023	881	877	876
FW3960562.SRDUP, 15.67%, 9/5/2028 (a)(r)	Upstart	9/08/2023	4,857	4,841	4,846
FW3960721.SRDUP, 19.68%, 9/5/2028 (a)(r)	Upstart	9/08/2023	9,472	9,440	9,450
FW3961016.SRDUP, 26.49%, 9/6/2028 (a)(n)(r)	Upstart	9/11/2023	758	755	767

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	141

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
FW3961051.SRDUP, 29.58%, 9/6/2028 (a)(r)	Upstart	9/11/2023	$2,836	$2,826	$2,877
FW3961069.SRDUP, 26.17%, 9/6/2028 (a)(r)	Upstart	9/11/2023	3,649	3,636	3,700
FW4005935.SRDUP, 18.43%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,582	4,566	4,566
FW4007221.SRDUP, 28.32%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,807	3,793	3,848
FW4007629.SRDUP, 24.20%, 10/6/2028 (a)(r)	Upstart	10/12/2023	4,375	4,359	4,388
FW4007971.SRDUP, 27.62%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,502	1,496	1,514
FW4007992.SRDUP, 22.56%, 10/6/2028 (a)(r)	Upstart	10/12/2023	6,977	6,952	6,998
FW4007996.SRDUP, 19.03%, 10/21/2028 (a)(r)	Upstart	10/12/2023	7,918	7,891	7,945
FW4008016.SRDUP, 29.19%, 10/6/2028 (a)(r)	Upstart	10/12/2023	818	814	827
FW4008039.SRDUP, 24.37%, 10/6/2028 (a)(r)	Upstart	10/12/2023	11,877	11,834	11,836
FW4008045.SRDUP, 20.39%, 10/6/2028 (a)(r)	Upstart	10/12/2023	2,789	2,779	2,777
FW4008054.SRDUP, 27.45%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,670	1,664	1,688
FW4008078.SRDUP, 22.78%, 10/6/2028 (a)(r)	Upstart	10/12/2023	8,217	8,187	8,235
FW4008091.SRDUP, 27.87%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	2,391	2,383	2,419
FW4008099.SRDUP, 27.35%, 10/6/2026 (a)(r)	Upstart	10/12/2023	1,706	1,703	1,695
FW4008125.SRDUP, 21.15%, 10/6/2026 (a)(r)	Upstart	10/12/2023	934	931	933
FW4008149.SRDUP, 24.33%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	3,376	3,359	2,047
FW4008183.SRDUP, 20.21%, 10/6/2026 (a)(r)	Upstart	10/12/2023	20,100	20,062	20,090
FW4008218.SRDUP, 22.99%, 10/6/2028 (a)(r)	Upstart	10/12/2023	9,680	9,646	9,713
FW4008289.SRDUP, 28.33%, 10/6/2028 (a)(r)	Upstart	10/12/2023	7,505	7,477	7,593
FW4008328.SRDUP, 26.92%, 10/6/2028 (a)(r)	Upstart	10/12/2023	2,243	2,235	2,262
FW4008330.SRDUP, 29.13%, 10/6/2028 (a)(r)	Upstart	10/12/2023	2,123	2,121	2,141
FW4008335.SRDUP, 28.74%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	1,290	1,285	1,301
FW4008392.SRDUP, 27.29%, 10/6/2026 (a)(r)	Upstart	10/12/2023	803	801	799
FW4008408.SRDUP, 29.06%, 10/6/2028 (a)(r)	Upstart	10/12/2023	2,674	2,664	2,697
FW4008443.SRDUP, 28.73%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,286	1,281	1,296
FW4008449.SRDUP, 14.65%, 10/6/2028 (a)(r)	Upstart	10/12/2023	7,677	7,652	7,656
FW4008454.SRDUP, 16.64%, 10/6/2028 (a)(r)	Upstart	10/12/2023	13,904	13,858	13,848
FW4008460.SRDUP, 29.04%, 10/6/2028 (a)(r)	Upstart	10/12/2023	3,637	3,624	3,667
FW4008467.SRDUP, 29.12%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,739	1,730	1,748
FW4008470.SRDUP, 28.96%, 3/6/2029 (a)(n)(r)	Upstart	10/12/2023	1,041	1,037	1,044
FW4008484.SRDUP, 25.71%, 10/6/2026 (a)(r)	Upstart	10/12/2023	704	703	703
FW4008496.SRDUP, 22.83%, 10/6/2028 (a)(r)	Upstart	10/12/2023	29,418	29,315	29,517
FW4008499.SRDUP, 23.63%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	2,595	2,584	2,622
FW4008501.SRDUP, 22.89%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	1,823	1,821	1,838
FW4008503.SRDUP, 26.00%, 10/6/2026 (a)(r)	Upstart	10/12/2023	1,139	1,137	1,132
FW4008510.SRDUP, 29.01%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,894	1,887	1,910
FW4008543.SRDUP, 27.87%, 3/6/2029 (a)(n)(r)	Upstart	10/12/2023	5,523	5,496	3,079
FW4008566.SRDUP, 28.05%, 10/6/2028 (a)(r)	Upstart	10/12/2023	899	898	910
FW4008607.SRDUP, 23.29%, 10/6/2026 (a)(r)	Upstart	10/12/2023	614	613	615
FW4008610.SRDUP, 29.09%, 10/6/2028 (a)(r)	Upstart	10/12/2023	18,319	18,263	18,414
FW4008617.SRDUP, 29.17%, 10/6/2028 (a)(r)	Upstart	10/12/2023	2,806	2,796	2,829
FW4008631.SRDUP, 29.03%, 10/6/2028 (a)(r)	Upstart	10/12/2023	5,002	4,983	5,043
FW4008646.SRDUP, 28.44%, 10/6/2028 (a)(r)	Upstart	10/12/2023	831	828	838
FW4008651.SRDUP, 29.00%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,268	1,262	1,280
FW4008685.SRDUP, 26.59%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,375	1,368	1,380
FW4008687.SRDUP, 28.72%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,059	1,055	1,068
FW4008692.SRDUP, 30.17%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,455	1,450	1,467
FW4008804.SRDUP, 28.71%, 10/6/2028 (a)(r)	Upstart	10/12/2023	983	980	991
FW4008882.SRDUP, 29.65%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	1,295	1,293	1,306
FW4008911.SRDUP, 28.00%, 10/7/2028 (a)(r)	Upstart	10/12/2023	1,744	1,737	1,762
FW4008932.SRDUP, 28.98%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	1,388	1,381	822

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

142	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
FW4009369.SRDUP, 22.45%, 10/6/2028 (a)(r)	Upstart	10/12/2023	$2,007	$1,999	$2,013
FW4009821.SRDUP, 13.87%, 10/10/2028 (a)(r)	Upstart	10/13/2023	16,985	16,928	16,950
FW4009829.SRDUP, 29.03%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,743	1,736	1,761
FW4009831.SRDUP, 28.59%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,058	1,054	1,069
FW4009840.SRDUP, 28.27%, 10/10/2028 (a)(r)	Upstart	10/13/2023	975	972	989
FW4009883.SRDUP, 28.83%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,255	3,243	3,289
FW4009928.SRDUP, 22.81%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,637	3,624	3,651
FW4009953.SRDUP, 29.11%, 10/10/2028 (a)(r)	Upstart	10/13/2023	5,097	5,071	5,167
FW4010342.SRDUP, 28.14%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	3,905	3,885	568
FW4010758.SRDUP, 28.11%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,821	4,804	4,871
FW4011015.SRDUP, 26.80%, 3/10/2029 (a)(n)(r)	Upstart	10/13/2023	16,738	16,654	16,708
FW4011051.SRDUP, 17.11%, 10/10/2028 (a)(r)	Upstart	10/13/2023	33,151	33,038	33,081
FW4011093.SRDUP, 30.07%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	2,191	2,180	695
FW4011146.SRDUP, 25.63%, 10/10/2026 (a)(n)(r)	Upstart	10/13/2023	3,772	3,754	820
FW4011508.SRDUP, 15.24%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,813	4,797	4,798
FW4011520.SRDUP, 28.77%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	2,297	2,285	134
FW4011911.SRDUP, 29.04%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	2,882	2,868	244
FW4011920.SRDUP, 19.20%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,630	1,625	1,638
FW4011964.SRDUP, 10.66%, 10/10/2026 (a)(r)	Upstart	10/13/2023	8,587	8,572	8,581
FW4011987.SRDUP, 28.54%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	1,268	1,263	1,285
FW4012120.SRDUP, 28.60%, 3/10/2029 (a)(n)(r)	Upstart	10/13/2023	1,123	1,117	1,137
FW4012160.SRDUP, 29.05%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,123	1,118	1,138
FW4012187.SRDUP, 29.15%, 10/10/2028 (a)(r)	Upstart	10/13/2023	986	982	996
FW4012199.SRDUP, 29.05%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,728	2,718	2,757
FW4012200.SRDUP, 28.96%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,318	4,302	4,363
FW4012273.SRDUP, 28.87%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	5,253	5,246	3,079
FW4012360.SRDUP, 24.22%, 10/10/2028 (a)(r)	Upstart	10/13/2023	36,970	36,838	36,844
FW4012438.SRDUP, 23.46%, 3/10/2029 (a)(n)(r)	Upstart	10/13/2023	7,276	7,241	7,236
FW4012468.SRDUP, 29.14%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	2,841	2,830	2,872
FW4012505.SRDUP, 29.18%, 10/10/2028 (a)(r)	Upstart	10/13/2023	11,076	11,035	11,192
FW4012524.SRDUP, 28.37%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,248	2,240	2,279
FW4012577.SRDUP, 15.38%, 10/10/2028 (a)(r)	Upstart	10/13/2023	15,557	15,505	15,507
FW4012581.SRDUP, 27.32%, 10/10/2028 (a)(r)	Upstart	10/13/2023	868	865	879
FW4012596.SRDUP, 29.13%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,820	1,813	1,839
FW4012601.SRDUP, 22.90%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,184	2,176	2,192
FW4012607.SRDUP, 24.61%, 10/15/2026 (a)(r)	Upstart	10/13/2023	2,385	2,380	2,387
FW4012620.SRDUP, 28.65%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	3,481	3,468	3,518
FW4012644.SRDUP, 20.35%, 10/10/2028 (a)(r)	Upstart	10/13/2023	33,378	33,346	33,526
FW4012664.SRDUP, 11.34%, 10/10/2026 (a)(r)	Upstart	10/13/2023	2,230	2,226	2,231
FW4012677.SRDUP, 24.92%, 3/10/2027 (a)(n)(r)	Upstart	10/13/2023	1,674	1,666	1,670
FW4012678.SRDUP, 29.10%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,653	2,644	2,681
FW4012710.SRDUP, 15.44%, 10/10/2028 (a)(r)	Upstart	10/13/2023	12,662	12,606	12,635
FW4012738.SRDUP, 29.08%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,342	1,337	1,360
FW4012743.SRDUP, 26.81%, 10/10/2026 (a)(r)	Upstart	10/13/2023	1,878	1,875	1,871
FW4012796.SRDUP, 29.83%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,164	4,149	4,222
FW4012851.SRDUP, 25.20%, 10/10/2028 (a)(r)	Upstart	10/13/2023	33,070	32,952	33,521
FW4012907.SRDUP, 26.11%, 10/10/2026 (a)(r)	Upstart	10/13/2023	634	632	634
FW4013153.SRDUP, 25.20%, 10/10/2028 (a)(r)	Upstart	10/13/2023	16,659	16,600	16,755
FW4013407.SRDUP, 26.37%, 10/10/2028 (a)(r)	Upstart	10/13/2023	17,027	16,966	17,089
FW4013445.SRDUP, 27.95%, 10/10/2028 (a)(r)	Upstart	10/13/2023	903	900	912
FW4013621.SRDUP, 29.03%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,137	1,133	1,140
FW4013730.SRDUP, 30.08%, 10/17/2028 (a)(n)(r)	Upstart	10/13/2023	3,425	3,421	3,473

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	143

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
FW4014443.SRDUP, 28.95%, 10/10/2028 (a)(r)	Upstart	10/13/2023	$1,742	$1,736	$1,760
FW4014726.SRDUP, 23.06%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,477	2,468	2,492
FW4014758.SRDUP, 26.11%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,307	1,300	1,322
FW4014789.SRDUP, 22.76%, 10/10/2028 (a)(r)	Upstart	10/13/2023	363	361	359
FW4995809.SRDUP, 32.28%, 2/3/2030 (a)(r)	Upstart	2/05/2025	4,453	4,453	4,199
FW4996095.SRDUP, 29.37%, 7/3/2030 (a)(n)(r)	Upstart	2/05/2025	4,327	4,327	97
FW4996103.SRDUP, 22.57%, 2/3/2030 (a)(r)	Upstart	2/05/2025	7,064	7,064	6,742
FW4996118.SRDUP, 28.74%, 2/3/2030 (a)(n)(r)	Upstart	2/05/2025	7,186	7,186	2,083
FW4996165.SRDUP, 31.13%, 2/3/2030 (a)(r)	Upstart	2/05/2025	2,528	2,528	2,346
FW4996213.SRDUP, 28.53%, 2/3/2030 (a)(r)	Upstart	2/05/2025	1,584	1,589	1,471
FW4996241.SRDUP, 18.97%, 2/3/2030 (a)(r)	Upstart	2/05/2025	5,208	5,208	4,947
FW4996250.SRDUP, 21.98%, 2/3/2030 (a)(r)	Upstart	2/05/2025	6,438	6,438	5,979
FW4996276.SRDUP, 25.67%, 2/3/2030 (a)(r)	Upstart	2/05/2025	1,112	1,116	1,033
FW4996289.SRDUP, 15.59%, 2/3/2030 (a)(r)	Upstart	2/05/2025	7,183	7,183	6,957
FW4996382.SRDUP, 32.08%, 2/3/2030 (a)(r)	Upstart	2/05/2025	5,251	5,251	4,874
FW4996422.SRDUP, 24.78%, 2/3/2028 (a)(r)	Upstart	2/05/2025	6,218	6,218	5,937
FW4996455.SRDUP, 25.56%, 2/3/2030 (a)(r)	Upstart	2/05/2025	8,373	8,373	7,796
FW4996710.SRDUP, 29.80%, 2/3/2028 (a)(n)(r)	Upstart	2/05/2025	7,360	7,360	2,322
FW4996832.SRDUP, 25.65%, 12/3/2030 (a)(n)(r)	Upstart	2/05/2025	8,651	8,652	8,115
FW4996891.SRDUP, 22.17%, 2/3/2030 (a)(r)	Upstart	2/05/2025	13,694	13,694	12,837
FW4996982.SRDUP, 24.22%, 7/3/2030 (a)(n)(r)	Upstart	2/05/2025	4,931	4,931	4,694
FW4997114.SRDUP, 25.64%, 2/3/2030 (a)(r)	Upstart	2/05/2025	4,170	4,170	3,872
FW4997714.SRDUP, 16.62%, 2/4/2030 (a)(r)	Upstart	2/06/2025	32,120	32,120	31,085
FW4998036.SRDUP, 13.12%, 2/4/2028 (a)(r)	Upstart	2/06/2025	810	810	794
FW4998047.SRDUP, 28.63%, 2/4/2030 (a)(r)	Upstart	2/06/2025	2,144	2,144	1,991
FW4998246.SRDUP, 32.10%, 2/4/2030 (a)(n)(r)	Upstart	2/06/2025	19,005	19,005	916
FW4998470.SRDUP, 21.87%, 2/19/2030 (a)(r)	Upstart	2/06/2025	4,308	4,308	4,094
FW4998693.SRDUP, 32.17%, 2/4/2030 (a)(n)(r)	Upstart	2/06/2025	9,004	9,004	8,363
FW4998714.SRDUP, 30.81%, 2/4/2028 (a)(r)	Upstart	2/06/2025	21,107	21,107	19,769
FW4999298.SRDUP, 28.54%, 2/4/2030 (a)(r)	Upstart	2/06/2025	3,688	3,688	3,429
FW4999539.SRDUP, 28.78%, 2/4/2030 (a)(n)(r)	Upstart	2/06/2025	6,780	6,780	3,538
FW4999594.SRDUP, 12.64%, 2/4/2028 (a)(r)	Upstart	2/06/2025	1,294	1,294	1,268
FW4999636.SRDUP, 26.35%, 2/4/2030 (a)(n)(r)	Upstart	2/06/2025	11,984	11,984	864
FW4999742.SRDUP, 17.05%, 2/4/2028 (a)(r)	Upstart	2/06/2025	8,924	8,924	8,579
FW4999744.SRDUP, 31.70%, 2/4/2030 (a)(r)	Upstart	2/06/2025	2,155	2,155	2,002
FW4999952.SRDUP, 20.32%, 2/14/2028 (a)(r)	Upstart	2/06/2025	991	991	946
FW5000097.SRDUP, 29.57%, 2/4/2028 (a)(r)	Upstart	2/06/2025	4,128	4,128	3,868
FW5000110.SRDUP, 20.82%, 2/4/2030 (a)(r)	Upstart	2/06/2025	5,138	5,138	4,817
FW5000431.SRDUP, 27.99%, 2/4/2030 (a)(r)	Upstart	2/06/2025	2,515	2,515	2,338
FW5000539.SRDUP, 30.01%, 2/4/2030 (a)(r)	Upstart	2/06/2025	6,634	6,634	6,162
FW5001196.SRDUP, 18.85%, 2/5/2030 (a)(r)	Upstart	2/09/2025	45,668	45,668	44,211
FW5001619.SRDUP, 28.32%, 2/5/2030 (a)(n)(r)	Upstart	2/09/2025	5,400	5,400	2,812
FW5001719.SRDUP, 28.88%, 2/5/2030 (a)(r)	Upstart	2/09/2025	1,865	1,865	1,733
FW5002007.SRDUP, 13.60%, 2/5/2028 (a)(r)	Upstart	2/09/2025	4,946	4,946	4,848
FW5002197.SRDUP, 21.89%, 2/5/2030 (a)(r)	Upstart	2/09/2025	16,069	16,069	15,074
FW5002727.SRDUP, 28.42%, 2/5/2030 (a)(n)(r)	Upstart	2/09/2025	952	952	889
FW5003059.SRDUP, 17.20%, 2/5/2028 (a)(r)	Upstart	2/09/2025	819	819	782
FW5004093.SRDUP, 25.97%, 2/5/2030 (a)(r)	Upstart	2/09/2025	4,173	4,173	3,879
FW5004761.SRDUP, 31.89%, 2/6/2030 (a)(r)	Upstart	2/10/2025	1,875	1,881	1,743
FW5004808.SRDUP, 19.62%, 2/6/2028 (a)(r)	Upstart	2/10/2025	8,100	8,100	7,744
FW5004863.SRDUP, 30.39%, 2/6/2030 (a)(r)	Upstart	2/10/2025	2,150	2,150	1,999
FW5004896.SRDUP, 27.05%, 2/6/2030 (a)(r)	Upstart	2/10/2025	5,074	5,074	4,744

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

144	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
FW5004924.SRDUP, 31.39%, 2/6/2030 (a)(r)	Upstart	2/10/2025	$1,716	$1,716	$1,597
FW5005072.SRDUP, 32.30%, 2/6/2030 (a)(r)	Upstart	2/10/2025	2,064	2,071	1,919
FW5006546.SRDUP, 25.34%, 2/6/2030 (a)(r)	Upstart	2/10/2025	8,145	8,145	7,581
FW5007040.SRDUP, 28.79%, 2/6/2030 (a)(n)(r)	Upstart	2/10/2025	1,533	1,533	1,426
FW5007503.SRDUP, 28.44%, 2/6/2030 (a)(r)	Upstart	2/10/2025	4,193	4,193	3,899
FW5008070.SRDUP, 24.79%, 2/7/2030 (a)(r)	Upstart	2/11/2025	6,106	6,106	5,681
FW5008308.SRDUP, 31.78%, 2/7/2030 (a)(r)	Upstart	2/11/2025	8,246	8,246	7,817
FW5008320.SRDUP, 23.42%, 2/7/2030 (a)(r)	Upstart	2/11/2025	10,148	10,181	9,528
FW5008321.SRDUP, 15.64%, 2/7/2030 (a)(r)	Upstart	2/11/2025	5,466	5,466	5,296
FW5008327.SRDUP, 26.06%, 2/18/2030 (a)(r)	Upstart	2/11/2025	7,364	7,364	6,852
FW5008353.SRDUP, 21.25%, 2/7/2030 (a)(r)	Upstart	2/11/2025	4,867	4,867	4,714
FW5008414.SRDUP, 28.77%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	1,318	1,318	690
FW5008422.SRDUP, 31.96%, 2/7/2030 (a)(r)	Upstart	2/11/2025	3,094	3,094	2,878
FW5008489.SRDUP, 25.67%, 2/7/2030 (a)(r)	Upstart	2/11/2025	3,707	3,719	3,449
FW5008508.SRDUP, 31.54%, 2/7/2030 (a)(r)	Upstart	2/11/2025	6,235	6,255	5,800
FW5008509.SRDUP, 21.46%, 2/7/2030 (a)(r)	Upstart	2/11/2025	3,124	3,124	2,932
FW5008517.SRDUP, 27.69%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,023	1,023	952
FW5008559.SRDUP, 27.70%, 2/15/2030 (a)(r)	Upstart	2/11/2025	2,977	2,977	2,770
FW5008560.SRDUP, 22.44%, 2/7/2030 (a)(r)	Upstart	2/11/2025	9,299	9,299	8,729
FW5008561.SRDUP, 29.91%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	1,623	1,623	849
FW5008565.SRDUP, 25.08%, 2/7/2030 (a)(r)	Upstart	2/11/2025	6,108	6,108	5,687
FW5008566.SRDUP, 28.71%, 2/7/2030 (a)(r)	Upstart	2/11/2025	3,635	3,635	3,382
FW5008581.SRDUP, 30.71%, 7/7/2030 (a)(n)(r)	Upstart	2/11/2025	11,064	11,064	10,389
FW5008613.SRDUP, 31.45%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	2,178	2,178	2,033
FW5008618.SRDUP, 30.79%, 7/7/2028 (a)(n)(r)	Upstart	2/11/2025	18,951	18,951	18,293
FW5008644.SRDUP, 22.13%, 2/7/2030 (a)(r)	Upstart	2/11/2025	14,996	14,996	14,264
FW5008730.SRDUP, 31.52%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	2,539	2,539	199
FW5008833.SRDUP, 32.19%, 2/7/2030 (a)(r)	Upstart	2/11/2025	5,253	5,271	4,887
FW5009470.SRDUP, 24.19%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	4,068	4,068	3,787
FW5009498.SRDUP, 19.28%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,424	1,428	1,362
FW5009539.SRDUP, 32.08%, 2/7/2030 (a)(r)	Upstart	2/11/2025	9,258	9,258	8,612
FW5009552.SRDUP, 32.34%, 2/7/2030 (a)(r)	Upstart	2/11/2025	3,377	3,377	3,142
FW5009689.SRDUP, 28.78%, 2/7/2030 (a)(r)	Upstart	2/11/2025	4,657	4,657	4,333
FW5009743.SRDUP, 20.16%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	10,185	10,185	9,705
FW5009744.SRDUP, 28.67%, 2/7/2030 (a)(r)	Upstart	2/11/2025	2,610	2,610	2,428
FW5009749.SRDUP, 25.53%, 2/7/2030 (a)(r)	Upstart	2/11/2025	12,786	12,786	12,008
FW5009781.SRDUP, 31.09%, 2/7/2030 (a)(r)	Upstart	2/11/2025	2,469	2,469	2,299
FW5009798.SRDUP, 32.18%, 2/7/2030 (a)(r)	Upstart	2/11/2025	6,565	6,565	6,107
FW5009810.SRDUP, 21.71%, 2/7/2030 (a)(r)	Upstart	2/11/2025	7,354	7,354	6,903
FW5009840.SRDUP, 26.76%, 2/7/2030 (a)(r)	Upstart	2/11/2025	12,538	12,538	11,665
FW5009856.SRDUP, 31.87%, 2/21/2030 (a)(n)(r)	Upstart	2/11/2025	6,453	6,453	6,003
FW5009857.SRDUP, 19.53%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,189	1,189	1,131
FW5009868.SRDUP, 14.11%, 2/7/2028 (a)(r)	Upstart	2/11/2025	1,787	1,787	1,719
FW5009886.SRDUP, 28.75%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	39,056	39,056	36,350
FW5009919.SRDUP, 28.65%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,025	1,025	954
FW5009923.SRDUP, 21.45%, 2/14/2030 (a)(r)	Upstart	2/11/2025	8,911	8,911	8,631
FW5009943.SRDUP, 32.22%, 2/7/2030 (a)(r)	Upstart	2/11/2025	19,649	19,649	18,292
FW5009967.SRDUP, 30.36%, 2/7/2030 (a)(r)	Upstart	2/11/2025	2,337	2,337	2,174
FW5009975.SRDUP, 28.77%, 2/18/2030 (a)(r)	Upstart	2/11/2025	26,843	26,843	24,977
FW5009991.SRDUP, 28.93%, 2/15/2030 (a)(r)	Upstart	2/11/2025	2,346	2,346	2,189
FW5010001.SRDUP, 29.47%, 2/7/2028 (a)(r)	Upstart	2/11/2025	4,225	4,225	3,965
FW5010005.SRDUP, 25.71%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,298	1,298	1,207

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	145

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
FW5010040.SRDUP, 28.74%, 2/7/2030 (a)(r)	Upstart	2/11/2025	$2,502	$2,502	$2,328
FW5010135.SRDUP, 26.18%, 2/7/2030 (a)(r)	Upstart	2/11/2025	4,175	4,175	3,885
FW5010143.SRDUP, 29.03%, 2/7/2030 (a)(r)	Upstart	2/11/2025	9,234	9,234	8,590
FW5010168.SRDUP, 31.36%, 2/7/2030 (a)(r)	Upstart	2/11/2025	3,522	3,522	3,279
FW5010179.SRDUP, 31.77%, 2/7/2030 (a)(r)	Upstart	2/11/2025	2,718	2,718	2,528
FW5010185.SRDUP, 32.34%, 2/7/2030 (a)(r)	Upstart	2/11/2025	4,409	4,409	4,102
FW5010213.SRDUP, 25.44%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,575	1,575	1,465
FW5010286.SRDUP, 32.20%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	2,266	2,266	669
FW5010376.SRDUP, 15.29%, 2/7/2030 (a)(r)	Upstart	2/11/2025	39,396	39,396	38,136
FW5010377.SRDUP, 30.23%, 7/22/2030 (a)(n)(r)	Upstart	2/11/2025	8,336	8,336	7,594
FW5010453.SRDUP, 32.33%, 2/7/2030 (a)(r)	Upstart	2/11/2025	13,304	13,304	12,386
FW5010637.SRDUP, 14.74%, 2/7/2028 (a)(r)	Upstart	2/11/2025	844	844	813
FW5010745.SRDUP, 31.56%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	4,316	4,316	4,018
FW5171137.SRDUP, 27.82%, 4/3/2028 (a)(r)	Upstart	4/07/2025	2,125	2,125	1,995
FW5175682.SRDUP, 32.39%, 4/2/2030 (a)(r)	Upstart	4/06/2025	11,287	11,287	10,584
FW5175761.SRDUP, 19.23%, 4/2/2030 (a)(r)	Upstart	4/06/2025	29,844	29,844	28,951
FW5176770.SRDUP, 18.85%, 4/3/2030 (a)(r)	Upstart	4/07/2025	3,748	3,748	3,632
FW5176896.SRDUP, 31.30%, 4/18/2030 (a)(r)	Upstart	4/07/2025	13,925	13,925	13,129
FW5176921.SRDUP, 32.11%, 4/3/2030 (a)(r)	Upstart	4/07/2025	6,406	6,406	6,010
FW5176949.SRDUP, 28.75%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,618	1,618	1,518
FW5176984.SRDUP, 16.64%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,587	1,587	1,537
FW5177008.SRDUP, 31.20%, 4/3/2030 (a)(r)	Upstart	4/07/2025	8,213	8,213	7,705
FW5177065.SRDUP, 28.61%, 4/3/2030 (a)(r)	Upstart	4/07/2025	8,088	8,088	7,587
FW5177071.SRDUP, 10.42%, 4/3/2030 (a)(r)	Upstart	4/07/2025	14,289	14,289	14,097
FW5177083.SRDUP, 31.16%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	2,691	2,691	2,524
FW5177086.SRDUP, 24.71%, 4/3/2030 (a)(r)	Upstart	4/07/2025	9,459	9,459	8,836
FW5177101.SRDUP, 30.00%, 4/3/2030 (a)(r)	Upstart	4/07/2025	11,922	11,933	11,143
FW5177192.SRDUP, 20.20%, 4/3/2030 (a)(r)	Upstart	4/07/2025	15,965	15,965	15,108
FW5177345.SRDUP, 31.81%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,001	2,001	1,869
FW5177346.SRDUP, 32.16%, 4/3/2030 (a)(r)	Upstart	4/07/2025	5,259	5,259	4,934
FW5177356.SRDUP, 17.55%, 4/3/2028 (a)(r)	Upstart	4/07/2025	4,946	4,946	4,781
FW5177433.SRDUP, 29.10%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,476	2,476	2,322
FW5178241.SRDUP, 18.63%, 4/3/2030 (a)(r)	Upstart	4/07/2025	12,362	12,361	11,759
FW5178242.SRDUP, 22.17%, 4/3/2030 (a)(r)	Upstart	4/07/2025	4,711	4,711	4,485
FW5178386.SRDUP, 27.24%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	10,357	10,357	9,783
FW5178610.SRDUP, 31.64%, 4/3/2030 (a)(r)	Upstart	4/07/2025	13,482	13,482	12,648
FW5178646.SRDUP, 31.34%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,959	1,959	1,831
FW5178698.SRDUP, 29.69%, 4/3/2030 (a)(r)	Upstart	4/07/2025	8,768	8,768	8,225
FW5178793.SRDUP, 30.79%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,778	2,778	2,606
FW5178808.SRDUP, 28.06%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	1,178	1,178	229
FW5178825.SRDUP, 17.94%, 4/3/2030 (a)(r)	Upstart	4/07/2025	12,160	12,160	11,565
FW5178830.SRDUP, 17.82%, 4/3/2030 (a)(r)	Upstart	4/07/2025	11,690	11,690	11,117
FW5178855.SRDUP, 27.66%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,140	1,140	1,070
FW5178857.SRDUP, 28.84%, 4/3/2030 (a)(r)	Upstart	4/07/2025	7,425	7,425	6,964
FW5178878.SRDUP, 28.46%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,047	1,050	982
FW5178886.SRDUP, 28.22%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,141	1,141	1,070
FW5178890.SRDUP, 27.41%, 2/3/2029 (a)(n)(r)	Upstart	4/07/2025	14,064	14,064	13,638
FW5178903.SRDUP, 31.42%, 4/3/2030 (a)(r)	Upstart	4/07/2025	9,457	9,457	8,872
FW5178905.SRDUP, 32.11%, 4/3/2030 (a)(r)	Upstart	4/07/2025	3,881	3,881	3,630
FW5178919.SRDUP, 32.19%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,631	1,631	1,530
FW5178920.SRDUP, 14.67%, 4/3/2028 (a)(r)	Upstart	4/07/2025	1,466	1,466	1,442
FW5178923.SRDUP, 22.61%, 4/3/2028 (a)(r)	Upstart	4/07/2025	3,068	3,068	2,939

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

146	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
FW5178972.SRDUP, 32.24%, 4/3/2030 (a)(r)	Upstart	4/07/2025	$1,836	$1,836	$1,716
FW5178977.SRDUP, 29.93%, 4/3/2028 (a)(r)	Upstart	4/07/2025	6,757	6,757	6,344
FW5179002.SRDUP, 26.74%, 4/3/2028 (a)(n)(r)	Upstart	4/07/2025	24,951	24,951	7,743
FW5179216.SRDUP, 26.27%, 4/3/2030 (a)(r)	Upstart	4/07/2025	7,397	7,397	6,937
FW5179372.SRDUP, 28.89%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	7,206	7,206	3,724
FW5179445.SRDUP, 31.45%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,579	2,579	2,420
FW5179825.SRDUP, 27.30%, 4/3/2030 (a)(r)	Upstart	4/07/2025	3,230	3,230	3,030
FW5179833.SRDUP, 22.62%, 4/3/2028 (a)(n)(r)	Upstart	4/07/2025	2,239	2,239	1,265
FW5179841.SRDUP, 31.58%, 9/3/2030 (a)(n)(r)	Upstart	4/07/2025	2,233	2,234	2,122
FW5179889.SRDUP, 26.17%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	1,420	1,420	1,326
FW5179890.SRDUP, 30.61%, 4/3/2028 (a)(r)	Upstart	4/07/2025	1,513	1,513	1,420
FW5180074.SRDUP, 26.45%, 4/3/2028 (a)(r)	Upstart	4/07/2025	1,325	1,329	1,244
FW5180112.SRDUP, 21.44%, 4/3/2030 (a)(r)	Upstart	4/07/2025	47,042	47,042	45,614
FW5180473.SRDUP, 32.38%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,009	2,009	1,885
FW5180751.SRDUP, 17.80%, 4/4/2030 (a)(r)	Upstart	4/08/2025	14,960	14,960	14,231
FW5181217.SRDUP, 25.63%, 4/4/2028 (a)(r)	Upstart	4/08/2025	10,052	10,052	9,444
FW5181234.SRDUP, 31.77%, 4/4/2030 (a)(r)	Upstart	4/08/2025	11,182	11,182	10,496
FW5181273.SRDUP, 22.54%, 9/4/2030 (a)(n)(r)	Upstart	4/08/2025	11,080	11,080	10,590
FW5181280.SRDUP, 20.15%, 4/4/2030 (a)(r)	Upstart	4/08/2025	3,214	3,214	3,042
FW5181293.SRDUP, 32.25%, 4/4/2030 (a)(r)	Upstart	4/08/2025	3,156	3,156	2,962
FW5181314.SRDUP, 25.24%, 4/4/2030 (a)(r)	Upstart	4/08/2025	24,337	24,337	22,947
FW5181386.SRDUP, 17.43%, 4/4/2030 (a)(r)	Upstart	4/08/2025	6,811	6,833	6,593
FW5181387.SRDUP, 32.11%, 4/4/2030 (a)(n)(r)	Upstart	4/08/2025	4,243	4,243	1,244
FW5181478.SRDUP, 22.90%, 4/4/2030 (a)(n)(r)	Upstart	4/08/2025	2,193	2,201	1,042
FW5181500.SRDUP, 13.26%, 4/4/2028 (a)(r)	Upstart	4/08/2025	4,814	4,814	4,737
FW5186286.SRDUP, 20.33%, 4/7/2030 (a)(r)	Upstart	4/09/2025	3,569	3,569	3,382
FW5187280.SRDUP, 17.46%, 4/7/2030 (a)(r)	Upstart	4/09/2025	9,996	9,996	9,492
FW5187543.SRDUP, 29.90%, 4/7/2030 (a)(r)	Upstart	4/09/2025	12,208	12,208	11,476
FW5187709.SRDUP, 18.82%, 4/7/2028 (a)(r)	Upstart	4/09/2025	2,958	2,958	2,837
FW5187834.SRDUP, 22.54%, 4/7/2030 (a)(r)	Upstart	4/09/2025	5,563	5,563	5,226
FW5187841.SRDUP, 28.51%, 4/7/2030 (a)(r)	Upstart	4/09/2025	5,613	5,614	5,276
FW5188140.SRDUP, 28.77%, 4/7/2030 (a)(r)	Upstart	4/09/2025	5,711	5,730	5,368
FW5188607.SRDUP, 20.41%, 4/7/2030 (a)(r)	Upstart	4/09/2025	8,352	8,352	8,128
FW5189531.SRDUP, 30.83%, 4/7/2028 (a)(n)(r)	Upstart	4/09/2025	6,213	6,235	3,734
FW5191891.SRDUP, 31.49%, 4/7/2030 (a)(n)(r)	Upstart	4/09/2025	3,077	3,077	903
FW5375866.SRDUP, 25.80%, 5/22/2030 (a)(r)	Upstart	5/27/2025	4,050	4,050	3,835
FW5378363.SRDUP, 18.18%, 5/22/2030 (a)(r)	Upstart	5/27/2025	2,368	2,368	2,304
FW5378836.SRDUP, 28.86%, 5/22/2030 (a)(r)	Upstart	5/27/2025	11,080	11,080	10,498
FW5379063.SRDUP, 23.08%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	5,410	5,410	5,121
FW5379904.SRDUP, 11.94%, 5/22/2028 (a)(r)	Upstart	5/27/2025	2,910	2,910	2,873
FW5379954.SRDUP, 17.60%, 5/22/2030 (a)(r)	Upstart	5/27/2025	19,970	19,970	19,427
FW5380326.SRDUP, 28.49%, 5/22/2030 (a)(r)	Upstart	5/27/2025	821	821	785
FW5380451.SRDUP, 28.27%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	1,200	1,200	174
FW5380546.SRDUP, 22.79%, 5/22/2030 (a)(r)	Upstart	5/27/2025	1,621	1,621	1,550
FW5380559.SRDUP, 29.82%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	4,006	4,006	3,823
FW5380707.SRDUP, 29.80%, 5/22/2030 (a)(r)	Upstart	5/27/2025	1,347	1,347	1,282
FW5380724.SRDUP, 18.69%, 5/22/2030 (a)(r)	Upstart	5/27/2025	7,866	7,866	7,520
FW5380770.SRDUP, 28.24%, 5/22/2030 (a)(r)	Upstart	5/27/2025	960	960	914
FW5380887.SRDUP, 16.66%, 5/22/2030 (a)(r)	Upstart	5/27/2025	3,213	3,213	3,125
FW5381274.SRDUP, 31.74%, 5/22/2030 (a)(r)	Upstart	5/27/2025	1,957	1,957	1,856
FW5381348.SRDUP, 17.82%, 5/22/2030 (a)(r)	Upstart	5/27/2025	3,219	3,219	3,086
FW5381350.SRDUP, 21.62%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	10,517	10,517	10,059

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	147

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
FW5381382.SRDUP, 28.91%, 5/22/2030 (a)(r)	Upstart	5/27/2025	$4,420	$4,420	$4,208
FW5381497.SRDUP, 17.08%, 5/23/2030 (a)(r)	Upstart	5/28/2025	5,395	5,395	5,249
FW5381702.SRDUP, 30.70%, 5/22/2028 (a)(r)	Upstart	5/27/2025	3,003	3,003	2,861
FW5381826.SRDUP, 12.85%, 5/22/2030 (a)(r)	Upstart	5/27/2025	4,978	4,978	4,905
FW5381867.SRDUP, 29.99%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	4,047	4,047	3,662
FW5381964.SRDUP, 28.32%, 5/22/2030 (a)(r)	Upstart	5/27/2025	960	959	920
FW5382359.SRDUP, 30.40%, 5/23/2028 (a)(r)	Upstart	5/28/2025	4,548	4,548	4,335
FW5382564.SRDUP, 16.42%, 5/23/2030 (a)(r)	Upstart	5/28/2025	6,424	6,424	6,249
FW5382664.SRDUP, 31.73%, 5/23/2030 (a)(r)	Upstart	5/28/2025	4,640	4,640	4,400
FW5382796.SRDUP, 26.18%, 5/23/2030 (a)(r)	Upstart	5/28/2025	10,822	10,858	10,304
FW5383796.SRDUP, 22.70%, 5/23/2030 (a)(r)	Upstart	5/28/2025	5,434	5,434	5,199
FW5383885.SRDUP, 30.19%, 5/23/2030 (a)(r)	Upstart	5/28/2025	5,389	5,389	5,134
FW5384024.SRDUP, 22.83%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	4,064	4,064	369
FW5384116.SRDUP, 27.88%, 5/23/2030 (a)(r)	Upstart	5/28/2025	4,319	4,319	4,113
FW5384265.SRDUP, 29.51%, 5/23/2030 (a)(r)	Upstart	5/28/2025	1,731	1,731	1,649
FW5384458.SRDUP, 23.39%, 5/23/2030 (a)(r)	Upstart	5/28/2025	5,278	5,278	5,031
FW5384618.SRDUP, 19.59%, 5/23/2030 (a)(r)	Upstart	5/28/2025	21,831	21,831	20,946
FW5384619.SRDUP, 24.39%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	3,307	3,307	2,990
FW5384680.SRDUP, 23.24%, 5/23/2030 (a)(r)	Upstart	5/28/2025	16,887	16,887	16,158
FW5385101.SRDUP, 28.74%, 5/23/2030 (a)(r)	Upstart	5/28/2025	4,419	4,434	4,209
FW5385250.SRDUP, 28.80%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	1,899	1,905	1,800
FW5385302.SRDUP, 28.66%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	1,353	1,353	1,234
FW5385363.SRDUP, 11.34%, 5/23/2030 (a)(r)	Upstart	5/28/2025	14,736	14,736	14,549
FW5385365.SRDUP, 27.68%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	5,520	5,520	5,032
FW5385386.SRDUP, 15.22%, 5/23/2030 (a)(r)	Upstart	5/28/2025	3,969	3,969	3,860
FW5385403.SRDUP, 25.42%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	20,376	20,376	6,073
FW5385562.SRDUP, 19.16%, 5/23/2028 (a)(r)	Upstart	5/28/2025	5,628	5,628	5,441
FW5385576.SRDUP, 29.21%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	1,857	1,857	562
FW5385595.SRDUP, 12.61%, 5/23/2030 (a)(r)	Upstart	5/28/2025	4,788	4,804	4,718
FW5385793.SRDUP, 29.90%, 5/23/2030 (a)(r)	Upstart	5/28/2025	962	962	916
FW5385877.SRDUP, 21.71%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	11,788	11,788	11,233
FW5385908.SRDUP, 19.70%, 5/23/2030 (a)(r)	Upstart	5/28/2025	1,424	1,424	1,366
FW5385945.SRDUP, 13.87%, 5/23/2028 (a)(r)	Upstart	5/28/2025	885	888	874
FW5385948.SRDUP, 28.97%, 5/23/2030 (a)(r)	Upstart	5/28/2025	10,536	10,572	9,992
FW5386040.SRDUP, 32.27%, 5/23/2030 (a)(r)	Upstart	5/28/2025	2,122	2,122	2,022
FW5386094.SRDUP, 28.89%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	5,553	5,553	5,263
FW5386150.SRDUP, 31.75%, 5/23/2030 (a)(r)	Upstart	5/28/2025	4,531	4,531	4,317
FW5386188.SRDUP, 28.61%, 5/23/2030 (a)(r)	Upstart	5/28/2025	1,153	1,153	1,098
FW5386203.SRDUP, 16.63%, 5/23/2028 (a)(n)(r)	Upstart	5/28/2025	5,042	5,042	4,893
FW5386229.SRDUP, 15.45%, 5/23/2028 (a)(n)(r)	Upstart	5/28/2025	974	977	945
FW5386245.SRDUP, 30.06%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	11,269	11,269	10,681
FW5386274.SRDUP, 25.59%, 5/23/2028 (a)(r)	Upstart	5/28/2025	1,878	1,878	1,781
FW5570941.SRDUP, 25.77%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	4,388	4,388	4,240
FW5576079.SRDUP, 22.42%, 7/1/2030 (a)(r)	Upstart	7/06/2025	8,056	8,056	7,856
FW5576436.SRDUP, 14.78%, 7/1/2030 (a)(r)	Upstart	7/06/2025	3,091	3,091	3,057
FW5576457.SRDUP, 29.45%, 7/1/2030 (a)(r)	Upstart	7/06/2025	4,791	4,791	4629
FW5577090.SRDUP, 30.09%, 7/1/2028 (a)(r)	Upstart	7/06/2025	1,326	1,326	1,280
FW5577751.SRDUP, 28.29%, 7/1/2030 (a)(r)	Upstart	7/06/2025	4,351	4,351	4,247
FW5577890.SRDUP, 16.22%, 7/1/2028 (a)(r)	Upstart	7/06/2025	1,399	1,399	1,381
FW5578327.SRDUP, 28.69%, 7/1/2030 (a)(r)	Upstart	7/06/2025	3,811	3,824	3,683
FW5578399.SRDUP, 31.24%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,143	2,143	2,052
FW5578789.SRDUP, 30.74%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	14,013	14,013	13,418

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

148	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
FW5579232.SRDUP, 30.00%, 7/1/2030 (a)(r)	Upstart	7/06/2025	$4,927	$4,927	$4,809
FW5579871.SRDUP, 27.71%, 7/1/2030 (a)(r)	Upstart	7/06/2025	4,980	4,980	4,812
FW5580231.SRDUP, 32.23%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,841	2,841	2,745
FW5580232.SRDUP, 28.87%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,466	1,466	1,417
FW5580270.SRDUP, 15.83%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,436	1,436	1,416
FW5580331.SRDUP, 25.08%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,046	2,047	1,978
FW5580430.SRDUP, 17.01%, 7/1/2030 (a)(r)	Upstart	7/06/2025	3,856	3,856	3,802
FW5580869.SRDUP, 20.04%, 7/1/2030 (a)(r)	Upstart	7/06/2025	11,064	11,064	10,941
FW5580932.SRDUP, 24.96%, 7/1/2030 (a)(r)	Upstart	7/06/2025	11,108	11,108	10,735
FW5581256.SRDUP, 28.80%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	7,113	7,113	6,814
FW5581336.SRDUP, 30.93%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,447	2,447	2,364
FW5581347.SRDUP, 13.99%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,220	2,220	2,211
FW5581626.SRDUP, 24.71%, 7/1/2030 (a)(r)	Upstart	7/06/2025	4,871	4,871	4,708
FW5582108.SRDUP, 32.27%, 7/1/2030 (a)(r)	Upstart	7/06/2025	4,310	4,310	4,164
FW5582474.SRDUP, 14.15%, 7/2/2030 (a)(r)	Upstart	7/07/2025	1,641	1,641	1,623
FW5582538.SRDUP, 28.68%, 7/2/2030 (a)(r)	Upstart	7/07/2025	4,202	4,202	4,062
FW5582565.SRDUP, 15.98%, 7/2/2030 (a)(r)	Upstart	7/07/2025	5,436	5,436	5,361
FW5582685.SRDUP, 19.66%, 7/2/2030 (a)(r)	Upstart	7/07/2025	6,141	6,141	6,056
FW5582703.SRDUP, 28.77%, 7/2/2030 (a)(r)	Upstart	7/07/2025	1,269	1,269	1,232
FW5582714.SRDUP, 24.35%, 7/2/2030 (a)(n)(r)	Upstart	7/07/2025	2,264	2,264	1,148
FW5582831.SRDUP, 30.76%, 7/2/2030 (a)(r)	Upstart	7/07/2025	7,143	7,143	6,906
FW5582921.SRDUP, 19.69%, 7/2/2030 (a)(r)	Upstart	7/07/2025	23,285	23,285	22,840
FW5582941.SRDUP, 31.28%, 7/2/2030 (a)(n)(r)	Upstart	7/07/2025	8,046	8,046	7,810
FW5583634.SRDUP, 14.42%, 7/2/2028 (a)(r)	Upstart	7/07/2025	3,081	3,081	3,018
FW5584382.SRDUP, 32.02%, 7/2/2030 (a)(r)	Upstart	7/07/2025	5,973	5,973	5,725
FW5584526.SRDUP, 16.73%, 7/2/2028 (a)(r)	Upstart	7/07/2025	2,337	2,337	2,286
FW5584535.SRDUP, 22.38%, 7/2/2030 (a)(r)	Upstart	7/07/2025	17,503	17,503	17,169
FW5585390.SRDUP, 20.10%, 7/15/2030 (a)(n)(r)	Upstart	7/07/2025	21,116	21,116	20,822
FW5585756.SRDUP, 28.77%, 7/2/2030 (a)(r)	Upstart	7/07/2025	4,326	4,326	4,183
FW5586589.SRDUP, 23.28%, 7/5/2030 (a)(r)	Upstart	7/07/2025	2,242	2,242	2,191
FW5587623.SRDUP, 25.82%, 7/2/2030 (a)(r)	Upstart	7/07/2025	5,460	5,479	5,334
FW5587672.SRDUP, 26.55%, 7/2/2030 (a)(r)	Upstart	7/07/2025	10,927	10,927	10,565
FW5587847.SRDUP, 28.25%, 7/2/2030 (a)(r)	Upstart	7/07/2025	4,298	4,298	4,156
FW5588832.SRDUP, 25.98%, 7/2/2030 (a)(r)	Upstart	7/07/2025	6,631	6,631	6,412
FW5589016.SRDUP, 23.23%, 7/3/2030 (a)(r)	Upstart	7/08/2025	1,143	1,143	1,096
FW5589080.SRDUP, 29.54%, 7/3/2028 (a)(r)	Upstart	7/08/2025	2,174	2,174	2,080
L3265831.SRDUP, 23.14%, 7/20/2027 (a)(r)	Upstart	7/25/2022	729	729	738
L3279284.SRDUP, 24.40%, 7/20/2027 (a)(r)	Upstart	7/25/2022	1,084	1,084	1,097
L3282815.SRDUP, 20.86%, 7/18/2027 (a)(r)	Upstart	7/21/2022	8,981	8,981	9,045
L3283486.SRDUP, 16.28%, 7/22/2027 (a)(r)	Upstart	7/27/2022	1,336	1,336	1,341
L3288889.SRDUP, 20.60%, 7/18/2027 (a)(r)	Upstart	7/21/2022	1,530	1,530	1,532
L3290939.SRDUP, 16.53%, 12/19/2027 (a)(n)(r)	Upstart	7/22/2022	17,358	17,358	17,427
L3291096.SRDUP, 23.75%, 7/19/2027 (a)(r)	Upstart	7/22/2022	587	587	596
L3291098.SRDUP, 19.78%, 7/18/2027 (a)(r)	Upstart	7/21/2022	2,050	2,050	2,084
L3291148.SRDUP, 14.82%, 7/19/2027 (a)(r)	Upstart	7/22/2022	1,747	1,747	1,753
L3291157.SRDUP, 24.36%, 7/18/2027 (a)(n)(r)	Upstart	7/21/2022	5,546	5,546	806
L3291594.SRDUP, 19.14%, 7/19/2027 (a)(n)(r)	Upstart	7/22/2022	3,289	3,289	3,311
L3291615.SRDUP, 24.31%, 7/19/2027 (a)(r)	Upstart	7/22/2022	788	788	801
L3291691.SRDUP, 13.34%, 7/19/2027 (a)(r)	Upstart	7/22/2022	3,404	3,404	3,417
L3291740.SRDUP, 23.24%, 7/19/2027 (a)(r)	Upstart	7/22/2022	6,804	6,804	6,887
L3291813.SRDUP, 24.20%, 8/1/2027 (a)(n)(r)	Upstart	7/22/2022	2,260	2,260	2,289
L3291872.SRDUP, 23.71%, 7/19/2027 (a)(r)	Upstart	7/22/2022	3,088	3,088	3,126

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	149

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
L3291879.SRDUP, 24.41%, 7/19/2027 (a)(n)(r)	Upstart	7/22/2022	$966	$970	$93
L3292091.SRDUP, 9.84%, 7/19/2027 (a)(r)	Upstart	7/22/2022	3,258	3,258	3,254
L3292141.SRDUP, 14.93%, 7/19/2027 (a)(n)(r)	Upstart	7/22/2022	8,576	8,576	8,578
L3292188.SRDUP, 24.20%, 7/19/2027 (a)(r)	Upstart	7/22/2022	738	738	747
L3292269.SRDUP, 21.49%, 7/19/2027 (a)(r)	Upstart	7/22/2022	3,807	3,807	3,871
L3292286.SRDUP, 21.53%, 7/19/2027 (a)(r)	Upstart	7/22/2022	5,915	5,915	6,016
L3292493.SRDUP, 18.76%, 7/19/2027 (a)(r)	Upstart	7/22/2022	545	545	547
L3292501.SRDUP, 17.83%, 7/19/2027 (a)(r)	Upstart	7/22/2022	12,628	12,628	12,673
L3292511.SRDUP, 23.98%, 7/19/2027 (a)(r)	Upstart	7/22/2022	4,991	4,991	5,053
L3292538.SRDUP, 13.06%, 12/19/2027 (a)(n)(r)	Upstart	7/22/2022	2,323	2,329	2,215
L3292584.SRDUP, 15.32%, 7/19/2027 (a)(r)	Upstart	7/22/2022	439	439	441
L3292688.SRDUP, 24.20%, 12/19/2027 (a)(n)(r)	Upstart	7/22/2022	1,318	1,318	1,282
L3294888.SRDUP, 21.11%, 7/20/2027 (a)(r)	Upstart	7/25/2022	1,088	1,088	1,107
L3295171.SRDUP, 20.62%, 7/20/2027 (a)(r)	Upstart	7/25/2022	941	941	944
L3295187.SRDUP, 21.54%, 7/20/2027 (a)(r)	Upstart	7/25/2022	1,431	1,431	1,456
L3295314.SRDUP, 15.36%, 7/20/2027 (a)(r)	Upstart	7/25/2022	4,397	4,397	4,414
L3295330.SRDUP, 17.04%, 7/20/2027 (a)(r)	Upstart	7/25/2022	11,242	11,242	11,285
L3295527.SRDUP, 11.77%, 7/21/2027 (a)(r)	Upstart	7/26/2022	6,697	6,697	6,705
L3295635.SRDUP, 22.54%, 7/22/2027 (a)(r)	Upstart	7/25/2022	10,956	10,956	11,095
L3295719.SRDUP, 21.80%, 7/20/2027 (a)(r)	Upstart	7/25/2022	764	764	777
L3295754.SRDUP, 18.51%, 7/20/2027 (a)(n)(r)	Upstart	7/25/2022	14,144	14,144	2,057
L3295998.SRDUP, 11.03%, 7/21/2025 (a)(n)(r)(s)	Upstart	7/25/2022	661	663	96
L3296144.SRDUP, 24.09%, 7/26/2027 (a)(r)	Upstart	7/25/2022	984	984	1,007
L3296260.SRDUP, 24.28%, 7/20/2027 (a)(r)	Upstart	7/25/2022	1,033	1,033	1,046
L3296889.SRDUP, 9.69%, 8/2/2027 (a)(n)(r)	Upstart	8/05/2022	4,246	4,130	4,238
L3297380.SRDUP, 20.18%, 7/21/2027 (a)(r)	Upstart	7/26/2022	561	561	571
L3297779.SRDUP, 24.20%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	435	435	101
L3298279.SRDUP, 24.37%, 7/21/2027 (a)(r)	Upstart	7/26/2022	3,057	3,064	3,128
L3298280.SRDUP, 16.01%, 12/21/2027 (a)(r)	Upstart	7/26/2022	9,192	9,200	9,231
L3298301.SRDUP, 21.46%, 7/21/2027 (a)(r)	Upstart	7/26/2022	2,663	2,663	2,698
L3298313.SRDUP, 22.74%, 12/21/2027 (a)(n)(r)	Upstart	7/26/2022	3,958	3,958	575
L3298342.SRDUP, 21.97%, 1/1/2028 (a)(n)(r)	Upstart	7/26/2022	18,855	18,855	19,223
L3298354.SRDUP, 14.05%, 7/21/2027 (a)(r)	Upstart	7/26/2022	3,293	3,293	3,306
L3298404.SRDUP, 23.97%, 7/21/2027 (a)(r)	Upstart	7/26/2022	686	686	698
L3298433.SRDUP, 18.50%, 7/21/2027 (a)(r)	Upstart	7/26/2022	1,374	1,374	1,380
L3298448.SRDUP, 15.61%, 7/21/2027 (a)(r)	Upstart	7/26/2022	22,062	22,062	22,151
L3298584.SRDUP, 16.45%, 7/21/2027 (a)(n)(r)	Upstart	7/26/2022	3,386	3,386	492
L3298607.SRDUP, 20.95%, 7/26/2027 (a)(n)(r)	Upstart	7/26/2022	9,231	9,231	9,397
L3298608.SRDUP, 13.55%, 7/21/2027 (a)(n)(r)	Upstart	7/26/2022	861	861	861
L3298613.SRDUP, 19.79%, 7/21/2027 (a)(n)(r)	Upstart	7/26/2022	7,280	7,279	6,999
L3298614.SRDUP, 12.12%, 7/27/2027 (a)(r)	Upstart	7/26/2022	6,319	6,319	6,326
L3298621.SRDUP, 12.01%, 7/21/2027 (a)(r)	Upstart	7/26/2022	5,544	5,544	5,550
L3298658.SRDUP, 17.40%, 7/21/2027 (a)(r)	Upstart	7/26/2022	4,292	4,292	4,309
L3298677.SRDUP, 15.73%, 7/21/2027 (a)(r)	Upstart	7/26/2022	3,535	3,535	3,549
L3298680.SRDUP, 14.00%, 7/21/2027 (a)(r)	Upstart	7/26/2022	1,469	1,469	1,475
L3301225.SRDUP, 12.79%, 8/3/2027 (a)(r)	Upstart	8/08/2022	884	873	884
L3301939.SRDUP, 23.78%, 7/22/2027 (a)(r)	Upstart	7/27/2022	1,212	1,212	1,225
L3302210.SRDUP, 24.30%, 7/22/2027 (a)(r)	Upstart	7/27/2022	1,975	1,975	2,001
L3302433.SRDUP, 24.09%, 7/22/2027 (a)(r)	Upstart	7/27/2022	982	982	999
L3303191.SRDUP, 16.68%, 12/22/2027 (a)(n)(r)	Upstart	7/27/2022	9,531	9,531	9,576
L3303226.SRDUP, 21.72%, 7/22/2025 (a)(n)(r)(s)	Upstart	7/27/2022	1,365	1,370	198
L3303535.SRDUP, 12.58%, 7/26/2027 (a)(r)	Upstart	7/29/2022	5,290	5,298	5,299

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

150	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
L3304210.SRDUP, 20.61%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	$2,318	$2,318	$2,361
L3304312.SRDUP, 15.67%, 7/25/2027 (a)(r)	Upstart	7/28/2022	2,825	2,825	2,839
L3304489.SRDUP, 24.35%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	3,645	3,645	599
L3304544.SRDUP, 24.40%, 7/25/2027 (a)(r)	Upstart	7/28/2022	3,843	3,843	3,941
L3304576.SRDUP, 22.93%, 1/10/2028 (a)(n)(r)	Upstart	7/28/2022	3,844	3,844	3,931
L3304592.SRDUP, 21.37%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	4,208	4,208	4,288
L3304611.SRDUP, 24.36%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	4,608	4,608	4,630
L3304669.SRDUP, 18.76%, 7/25/2027 (a)(r)	Upstart	7/28/2022	2,298	2,298	2,309
L3304686.SRDUP, 14.98%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	4,295	4,295	625
L3304867.SRDUP, 21.38%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	2,060	2,060	2,080
L3304898.SRDUP, 19.25%, 7/25/2027 (a)(r)	Upstart	7/28/2022	285	285	285
L3304935.SRDUP, 12.34%, 7/25/2027 (a)(r)	Upstart	7/28/2022	2,363	2,363	2,367
L3304999.SRDUP, 24.11%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	2,325	2,325	2,361
L3305013.SRDUP, 9.95%, 7/25/2027 (a)(r)	Upstart	7/28/2022	370	370	369
L3305031.SRDUP, 24.40%, 7/25/2027 (a)(r)	Upstart	7/28/2022	1,922	1,922	1,950
L3305130.SRDUP, 21.96%, 7/25/2027 (a)(r)	Upstart	7/28/2022	12,888	12,888	13,135
L3305149.SRDUP, 12.10%, 7/25/2027 (a)(r)	Upstart	7/28/2022	3,544	3,549	3,548
L3305233.SRDUP, 14.86%, 12/25/2027 (a)(r)	Upstart	7/28/2022	10,436	10,436	10,510
L3305259.SRDUP, 24.21%, 12/25/2027 (a)(n)(r)	Upstart	7/28/2022	1,430	1,435	1,463
L3305316.SRDUP, 24.05%, 7/25/2027 (a)(r)	Upstart	7/28/2022	540	540	548
L3305321.SRDUP, 21.67%, 7/25/2027 (a)(r)	Upstart	7/28/2022	4,015	4,015	4,088
L3305582.SRDUP, 11.14%, 7/25/2027 (a)(r)	Upstart	7/28/2022	1,452	1,452	1,454
L3305584.SRDUP, 15.57%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	22,348	22,348	22,458
L3305587.SRDUP, 24.27%, 5/25/2028 (a)(n)(r)	Upstart	7/28/2022	1,917	1,917	1,947
L3305645.SRDUP, 11.17%, 7/25/2027 (a)(r)	Upstart	7/28/2022	3,320	3,320	3,325
L3305703.SRDUP, 20.60%, 7/25/2027 (a)(r)	Upstart	7/28/2022	7,721	7,721	7,775
L3309449.SRDUP, 14.45%, 7/26/2027 (a)(r)	Upstart	7/29/2022	1,476	1,476	1,484
L3309493.SRDUP, 15.78%, 1/1/2028 (a)(n)(r)	Upstart	8/04/2022	6,983	6,774	1,027
L3309530.SRDUP, 23.84%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	2,371	2,371	2,406
L3309580.SRDUP, 24.06%, 7/26/2027 (a)(r)	Upstart	7/29/2022	1,129	1,129	1,146
L3309588.SRDUP, 15.02%, 7/26/2027 (a)(r)	Upstart	7/29/2022	6,742	6,742	6,776
L3309665.SRDUP, 12.61%, 7/26/2027 (a)(r)	Upstart	7/29/2022	3,753	3,753	3,757
L3309713.SRDUP, 15.54%, 7/26/2027 (a)(r)	Upstart	7/29/2022	2,671	2,671	2,683
L3309767.SRDUP, 13.33%, 7/26/2027 (a)(r)	Upstart	7/29/2022	5,061	5,061	5,088
L3309888.SRDUP, 15.74%, 7/26/2027 (a)(r)	Upstart	7/29/2022	2,477	2,477	2,489
L3310016.SRDUP, 17.41%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	3,278	3,278	3,294
L3310076.SRDUP, 14.52%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	3,482	3,482	3,500
L3310251.SRDUP, 19.26%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	277	277	40
L3310473.SRDUP, 15.61%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	2,170	2,170	316
L3310657.SRDUP, 24.27%, 7/26/2027 (a)(r)	Upstart	7/29/2022	1,625	1,625	1,649
L3310701.SRDUP, 21.37%, 12/26/2027 (a)(n)(r)	Upstart	7/29/2022	12,082	12,082	12,295
L3310741.SRDUP, 24.19%, 12/26/2027 (a)(n)(r)	Upstart	7/29/2022	2,967	2,967	431
L3310766.SRDUP, 20.52%, 7/26/2027 (a)(r)	Upstart	7/29/2022	15,291	15,291	15,577
L3310870.SRDUP, 13.32%, 12/26/2027 (a)(n)(r)	Upstart	7/29/2022	1,166	1,166	1,174
L3311095.SRDUP, 24.39%, 7/27/2027 (a)(r)	Upstart	8/01/2022	2,612	2,612	2,653
L3312046.SRDUP, 10.36%, 7/27/2027 (a)(r)	Upstart	8/01/2022	9,347	9,347	9,338
L3312110.SRDUP, 16.75%, 7/27/2027 (a)(r)	Upstart	8/01/2022	21,946	21,946	22,062
L3312122.SRDUP, 13.66%, 7/27/2027 (a)(n)(r)	Upstart	8/01/2022	3,312	3,312	3,330
L3312209.SRDUP, 23.84%, 7/27/2027 (a)(n)(r)	Upstart	8/01/2022	1,460	1,460	212
L3312211.SRDUP, 16.91%, 12/27/2027 (a)(n)(r)	Upstart	8/01/2022	2,425	2,425	277
L3312241.SRDUP, 19.65%, 7/27/2027 (a)(r)	Upstart	8/01/2022	3,255	3,255	3,319
L3312244.SRDUP, 24.04%, 7/27/2027 (a)(r)	Upstart	8/01/2022	534	534	542

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	151

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
L3312274.SRDUP, 24.26%, 7/27/2027 (a)(n)(r)	Upstart	8/01/2022	$777	$777	$113
L3312292.SRDUP, 19.30%, 7/27/2027 (a)(r)	Upstart	8/01/2022	9,721	9,721	9,772
L3312295.SRDUP, 15.02%, 7/27/2027 (a)(r)	Upstart	8/01/2022	6,514	6,514	6,549
L3312329.SRDUP, 18.20%, 7/27/2027 (a)(n)(r)	Upstart	8/01/2022	965	965	140
L3312347.SRDUP, 12.73%, 7/27/2027 (a)(n)(r)	Upstart	8/01/2022	4,202	4,202	4,211
L3312488.SRDUP, 21.64%, 7/27/2027 (a)(r)	Upstart	8/01/2022	7,151	7,151	7,263
L3312490.SRDUP, 16.86%, 7/27/2027 (a)(r)	Upstart	8/01/2022	5,374	5,374	5,403
L3312509.SRDUP, 16.96%, 7/27/2027 (a)(r)	Upstart	8/01/2022	1,572	1,572	1,580
L3312518.SRDUP, 20.84%, 7/27/2027 (a)(r)	Upstart	8/01/2022	2,777	2,777	2,826
L3312563.SRDUP, 24.35%, 7/27/2027 (a)(r)	Upstart	8/01/2022	1,184	1,184	1,201
L3312566.SRDUP, 24.23%, 7/27/2027 (a)(r)	Upstart	8/01/2022	2,556	2,556	2,605
L3312670.SRDUP, 14.56%, 7/27/2027 (a)(r)	Upstart	8/01/2022	2,992	2,992	2,995
L3312683.SRDUP, 11.33%, 7/27/2027 (a)(r)	Upstart	8/01/2022	4,144	4,144	4,139
L3319799.SRDUP, 23.94%, 8/1/2027 (a)(r)	Upstart	8/04/2022	1,168	1,151	1,183
L3319824.SRDUP, 21.32%, 8/1/2027 (a)(r)	Upstart	8/04/2022	2,661	2,623	2,690
L3319826.SRDUP, 15.29%, 8/1/2027 (a)(r)	Upstart	8/04/2022	6,977	6,884	6,978
L3319874.SRDUP, 21.05%, 1/1/2028 (a)(n)(r)	Upstart	8/04/2022	1,665	1,619	1,688
L3319888.SRDUP, 22.24%, 8/1/2027 (a)(r)	Upstart	8/04/2022	1,245	1,227	1,251
L3319940.SRDUP, 16.69%, 8/1/2027 (a)(r)	Upstart	8/04/2022	20,327	20,052	20,321
L3319949.SRDUP, 20.19%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	5,857	5,769	5,856
L3319952.SRDUP, 24.13%, 8/1/2027 (a)(r)	Upstart	8/04/2022	763	752	771
L3320122.SRDUP, 9.83%, 8/1/2027 (a)(r)	Upstart	8/04/2022	21,224	20,993	21,186
L3320129.SRDUP, 24.19%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	1,595	1,555	1,603
L3320133.SRDUP, 20.46%, 8/1/2027 (a)(r)	Upstart	8/04/2022	6,830	6,732	6,906
L3320167.SRDUP, 19.44%, 8/1/2027 (a)(r)	Upstart	8/04/2022	1,637	1,617	1,656
L3320181.SRDUP, 24.06%, 8/4/2027 (a)(n)(r)	Upstart	8/04/2022	4,069	3,947	592
L3320189.SRDUP, 23.86%, 8/1/2027 (a)(r)	Upstart	8/04/2022	812	800	816
L3320197.SRDUP, 15.02%, 8/1/2027 (a)(r)	Upstart	8/04/2022	10,841	10,697	10,840
L3320212.SRDUP, 18.66%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	5,271	5,113	766
L3320219.SRDUP, 22.72%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	4,588	4,520	4,604
L3320275.SRDUP, 12.92%, 8/1/2027 (a)(r)	Upstart	8/04/2022	1,506	1,487	1,505
L3320277.SRDUP, 24.37%, 8/1/2027 (a)(r)	Upstart	8/04/2022	2,756	2,715	2,786
L3320281.SRDUP, 20.67%, 1/1/2028 (a)(r)	Upstart	8/04/2022	12,640	12,430	12,643
L3320357.SRDUP, 11.47%, 8/1/2027 (a)(r)	Upstart	8/04/2022	1,133	1,118	1,131
L3320380.SRDUP, 16.07%, 8/1/2027 (a)(r)	Upstart	8/04/2022	8,983	8,863	8,977
L3321962.SRDUP, 24.06%, 8/2/2027 (a)(r)	Upstart	8/05/2022	864	852	869
L3322357.SRDUP, 24.17%, 8/2/2027 (a)(r)	Upstart	8/05/2022	560	552	563
L3324226.SRDUP, 22.84%, 8/3/2027 (a)(r)	Upstart	8/08/2022	549	541	552
L3324468.SRDUP, 20.96%, 8/3/2027 (a)(r)	Upstart	8/08/2022	9,078	8,947	9,134
L3324749.SRDUP, 19.07%, 8/2/2027 (a)(r)	Upstart	8/05/2022	3,282	3,184	3,321
L3324977.SRDUP, 24.10%, 8/2/2027 (a)(r)	Upstart	8/05/2022	1,970	1,941	1,980
L3324988.SRDUP, 15.03%, 8/2/2027 (a)(r)	Upstart	8/05/2022	3,196	3,153	3,194
L3325038.SRDUP, 15.67%, 6/2/2026 (a)(r)	Upstart	8/05/2022	1,314	1,300	1,305
L3325121.SRDUP, 23.95%, 8/2/2027 (a)(r)	Upstart	8/05/2022	762	751	772
L3325164.SRDUP, 15.51%, 8/2/2027 (a)(r)	Upstart	8/05/2022	4,584	4,522	4,584
L3325178.SRDUP, 21.55%, 8/2/2027 (a)(r)	Upstart	8/05/2022	3,212	3,171	3,230
L3325187.SRDUP, 16.96%, 8/2/2027 (a)(r)	Upstart	8/05/2022	1,516	1,496	1,516
L3325231.SRDUP, 24.33%, 8/2/2027 (a)(r)	Upstart	8/05/2022	2,194	2,161	2,224
L3325286.SRDUP, 12.54%, 8/2/2027 (a)(r)	Upstart	8/05/2022	2,644	2,610	2,642
L3325289.SRDUP, 13.13%, 8/2/2027 (a)(r)	Upstart	8/05/2022	4,443	4,385	4,440
L3325301.SRDUP, 22.48%, 8/2/2027 (a)(r)	Upstart	8/05/2022	5,842	5,766	5,874
L3325310.SRDUP, 23.46%, 8/2/2027 (a)(r)	Upstart	8/05/2022	1,834	1,808	1,842

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

152	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
L3325322.SRDUP, 24.35%, 8/2/2027 (a)(r)	Upstart	8/05/2022	$4,593	$4,524	$4,617
L3325345.SRDUP, 13.12%, 8/2/2027 (a)(r)	Upstart	8/05/2022	670	662	670
L3325407.SRDUP, 13.43%, 8/2/2027 (a)(r)	Upstart	8/05/2022	2,230	2,201	2,228
L3325413.SRDUP, 24.29%, 8/2/2027 (a)(r)	Upstart	8/05/2022	1,428	1,407	1,436
L3325559.SRDUP, 20.27%, 8/2/2027 (a)(r)	Upstart	8/05/2022	1,372	1,352	1,386
L3325602.SRDUP, 24.01%, 8/2/2027 (a)(r)	Upstart	8/05/2022	653	642	654
L3325657.SRDUP, 22.31%, 8/2/2027 (a)(r)	Upstart	8/05/2022	8,723	8,596	8,771
L3325658.SRDUP, 17.45%, 8/2/2027 (a)(r)	Upstart	8/05/2022	4,938	4,871	4,939
L3325663.SRDUP, 23.60%, 8/2/2027 (a)(r)	Upstart	8/05/2022	3,767	3,713	3,770
L3325691.SRDUP, 9.81%, 8/2/2027 (a)(r)	Upstart	8/05/2022	11,301	11,162	11,278
L3327322.SRDUP, 20.74%, 8/3/2027 (a)(r)	Upstart	8/08/2022	2,739	2,700	2,771
L3327539.SRDUP, 20.36%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	6,069	5,891	3,810
L3327884.SRDUP, 17.23%, 8/3/2027 (a)(r)	Upstart	8/08/2022	5,153	5,083	5,155
L3327969.SRDUP, 21.69%, 8/3/2027 (a)(r)	Upstart	8/08/2022	1,584	1,561	1,593
L3327996.SRDUP, 18.13%, 8/3/2027 (a)(r)	Upstart	8/08/2022	2,133	2,103	2,133
L3328160.SRDUP, 21.82%, 8/3/2027 (a)(r)	Upstart	8/08/2022	4,263	4,201	4,288
L3328192.SRDUP, 15.93%, 8/3/2027 (a)(r)	Upstart	8/08/2022	307	302	306
L3328221.SRDUP, 24.24%, 8/3/2027 (a)(r)	Upstart	8/08/2022	561	552	564
L3328315.SRDUP, 23.97%, 8/3/2027 (a)(r)	Upstart	8/08/2022	4,485	4,418	4,532
L3328360.SRDUP, 20.13%, 8/3/2027 (a)(r)	Upstart	8/08/2022	2,137	2,106	2,162
L3328499.SRDUP, 24.16%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	991	961	144
L3328509.SRDUP, 17.07%, 1/5/2028 (a)(r)	Upstart	8/10/2022	3,270	3,216	3,275
L3328586.SRDUP, 17.20%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	2,684	2,615	2,685
L3328771.SRDUP, 19.34%, 8/3/2027 (a)(r)	Upstart	8/08/2022	2,644	2,607	2,645
L3328781.SRDUP, 12.12%, 8/3/2027 (a)(r)	Upstart	8/08/2022	3,234	3,192	3,230
L3328810.SRDUP, 22.40%, 8/3/2027 (a)(r)	Upstart	8/08/2022	848	836	853
L3329055.SRDUP, 14.86%, 1/3/2028 (a)(n)(r)	Upstart	8/08/2022	5,112	4,978	5,114
L3329098.SRDUP, 14.93%, 8/15/2027 (a)(r)	Upstart	8/08/2022	4,570	4,509	4,572
L3329108.SRDUP, 21.00%, 8/3/2027 (a)(r)	Upstart	8/08/2022	589	580	589
L3329112.SRDUP, 24.32%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	2,252	2,190	2,265
L3329189.SRDUP, 24.16%, 8/15/2027 (a)(r)	Upstart	8/08/2022	2,360	2,329	2,374
L3330225.SRDUP, 23.90%, 8/4/2027 (a)(r)	Upstart	8/09/2022	609	600	617
L3330321.SRDUP, 17.99%, 8/4/2027 (a)(n)(r)	Upstart	8/09/2022	6,355	6,167	3,801
L3330502.SRDUP, 10.16%, 8/4/2027 (a)(r)	Upstart	8/09/2022	5,545	5,476	5,536
L3331070.SRDUP, 20.95%, 8/4/2027 (a)(n)(r)	Upstart	8/09/2022	623	613	629
L3331127.SRDUP, 21.27%, 8/4/2027 (a)(r)	Upstart	8/09/2022	605	597	611
L3331188.SRDUP, 23.41%, 8/4/2027 (a)(n)(r)	Upstart	8/09/2022	1,012	996	1,024
L3331252.SRDUP, 24.39%, 8/8/2027 (a)(r)	Upstart	8/09/2022	2,326	2,291	2,340
L3331262.SRDUP, 24.06%, 8/4/2027 (a)(r)	Upstart	8/09/2022	503	494	507
L3331276.SRDUP, 23.86%, 8/4/2027 (a)(r)	Upstart	8/09/2022	761	750	766
L3331514.SRDUP, 22.63%, 8/4/2027 (a)(r)	Upstart	8/09/2022	1,701	1,676	1,722
L3331686.SRDUP, 14.06%, 8/4/2027 (a)(r)	Upstart	8/09/2022	4,945	4,880	4,948
L3331693.SRDUP, 22.32%, 8/4/2027 (a)(r)	Upstart	8/09/2022	3,490	3,439	3,512
L3331769.SRDUP, 21.48%, 8/4/2027 (a)(r)	Upstart	8/09/2022	7,351	7,245	7,355
L3331966.SRDUP, 23.20%, 1/8/2028 (a)(n)(r)	Upstart	8/11/2022	2,271	2,203	330
L3332024.SRDUP, 20.29%, 8/4/2027 (a)(r)	Upstart	8/09/2022	487	480	487
L3332058.SRDUP, 15.34%, 8/4/2027 (a)(r)	Upstart	8/09/2022	2,175	2,146	2,176
L3332224.SRDUP, 23.74%, 8/4/2027 (a)(r)	Upstart	8/09/2022	659	649	663
L3332231.SRDUP, 12.99%, 8/4/2027 (a)(r)	Upstart	8/09/2022	1,020	1,006	1,019
L3332282.SRDUP, 24.25%, 8/4/2027 (a)(r)	Upstart	8/09/2022	612	602	612
L3332323.SRDUP, 24.15%, 8/4/2027 (a)(r)	Upstart	8/09/2022	1,324	1,304	1,332
L3332372.SRDUP, 11.30%, 8/4/2027 (a)(r)	Upstart	8/09/2022	4,333	4,285	4,326

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	153

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
L3332416.SRDUP, 24.21%, 8/4/2027 (a)(r)	Upstart	8/09/2022	$1,019	$1,003	$1,026
L3332419.SRDUP, 21.12%, 8/4/2027 (a)(r)	Upstart	8/09/2022	2,486	2,450	2,512
L3333526.SRDUP, 16.48%, 8/5/2027 (a)(r)	Upstart	8/10/2022	1,021	1,007	1,022
L3334163.SRDUP, 23.85%, 8/5/2027 (a)(r)	Upstart	8/10/2022	761	750	766
L3334276.SRDUP, 13.91%, 8/5/2027 (a)(r)	Upstart	8/10/2022	5,385	5,315	5,383
L3334336.SRDUP, 24.24%, 6/15/2028 (a)(n)(r)	Upstart	8/10/2022	3,521	3,415	512
L3334497.SRDUP, 17.06%, 8/5/2027 (a)(r)	Upstart	8/10/2022	3,273	3,228	3,275
L3334522.SRDUP, 22.20%, 8/5/2027 (a)(n)(r)	Upstart	8/10/2022	1,186	1,157	1,193
L3334644.SRDUP, 16.25%, 8/5/2027 (a)(r)	Upstart	8/10/2022	6,664	6,574	6,669
L3334780.SRDUP, 13.56%, 8/5/2027 (a)(n)(r)	Upstart	8/10/2022	22,443	21,794	22,433
L3334786.SRDUP, 16.68%, 8/6/2027 (a)(r)	Upstart	8/10/2022	3,491	3,443	3,494
L3334820.SRDUP, 24.32%, 8/5/2027 (a)(r)	Upstart	8/10/2022	1,734	1,708	1,745
L3334967.SRDUP, 21.24%, 8/5/2027 (a)(r)	Upstart	8/10/2022	7,773	7,657	7,827
L3335041.SRDUP, 24.28%, 1/5/2028 (a)(n)(r)	Upstart	8/10/2022	1,574	1,528	1,591
L3335049.SRDUP, 24.35%, 8/5/2027 (a)(r)	Upstart	8/10/2022	1,225	1,206	1,239
L3335154.SRDUP, 19.62%, 8/5/2027 (a)(r)	Upstart	8/10/2022	1,110	1,094	1,124
L3335157.SRDUP, 15.14%, 1/5/2028 (a)(n)(r)	Upstart	8/10/2022	10,005	9,848	10,016
L3335206.SRDUP, 11.89%, 8/10/2027 (a)(n)(r)	Upstart	8/15/2022	12,183	11,944	12,180
L3335255.SRDUP, 15.93%, 8/5/2027 (a)(r)	Upstart	8/10/2022	1,382	1,363	1,383
L3335274.SRDUP, 19.94%, 1/5/2028 (a)(n)(r)	Upstart	8/10/2022	10,049	9,873	10,055
L3335293.SRDUP, 24.28%, 1/5/2028 (a)(n)(r)	Upstart	8/10/2022	12,190	11,827	7,250
L3335300.SRDUP, 20.77%, 1/5/2026 (a)(n)(r)	Upstart	8/10/2022	677	671	674
L3335309.SRDUP, 21.34%, 8/5/2027 (a)(r)	Upstart	8/10/2022	492	485	499
L3335310.SRDUP, 17.09%, 8/5/2027 (a)(r)	Upstart	8/10/2022	1,871	1,845	1,872
L3335328.SRDUP, 22.19%, 8/5/2027 (a)(r)	Upstart	8/10/2022	7,468	7,359	7,560
L3335330.SRDUP, 12.79%, 8/5/2027 (a)(r)	Upstart	8/10/2022	2,211	2,183	2,210
L3335372.SRDUP, 12.85%, 8/5/2027 (a)(n)(r)	Upstart	8/10/2022	7,499	7,402	7,493
L3336587.SRDUP, 24.41%, 8/8/2027 (a)(r)	Upstart	8/11/2022	562	554	567
L3336591.SRDUP, 18.08%, 9/1/2027 (a)(r)	Upstart	8/11/2022	4,578	4,517	4,581
L3336614.SRDUP, 24.39%, 8/8/2027 (a)(r)	Upstart	8/11/2022	3,072	3,026	3,092
L3336615.SRDUP, 24.37%, 8/8/2027 (a)(r)	Upstart	8/11/2022	869	856	876
L3336630.SRDUP, 14.29%, 8/8/2027 (a)(r)	Upstart	8/11/2022	1,787	1,763	1,790
L3336710.SRDUP, 14.10%, 8/8/2027 (a)(r)	Upstart	8/11/2022	2,025	1,998	2,025
L3336748.SRDUP, 10.37%, 8/10/2027 (a)(n)(r)	Upstart	8/15/2022	24,088	23,365	4,746
L3336754.SRDUP, 23.89%, 8/8/2027 (a)(r)	Upstart	8/11/2022	454	447	458
L3336939.SRDUP, 24.36%, 8/8/2027 (a)(n)(r)	Upstart	8/11/2022	1,252	1,216	1,263
L3337038.SRDUP, 13.11%, 8/8/2027 (a)(r)	Upstart	8/11/2022	666	658	666
L3337137.SRDUP, 22.45%, 8/10/2027 (a)(r)	Upstart	8/11/2022	1,849	1,825	1,864
L3337164.SRDUP, 13.34%, 8/8/2027 (a)(r)	Upstart	8/11/2022	13,807	13,626	13,827
L3337180.SRDUP, 21.63%, 8/8/2027 (a)(r)	Upstart	8/11/2022	9,631	9,491	9,760
L3337218.SRDUP, 23.75%, 8/8/2027 (a)(n)(r)	Upstart	8/11/2022	2,879	2,806	2,903
L3337295.SRDUP, 18.29%, 8/8/2027 (a)(n)(r)	Upstart	8/11/2022	14,196	13,770	4,292
L3337320.SRDUP, 24.31%, 8/15/2027 (a)(r)	Upstart	8/11/2022	2,246	2,195	2,287
L3337326.SRDUP, 20.19%, 1/8/2028 (a)(n)(r)	Upstart	8/11/2022	629	610	630
L3337328.SRDUP, 18.14%, 8/8/2027 (a)(r)	Upstart	8/11/2022	2,844	2,804	2,847
L3337445.SRDUP, 24.26%, 8/8/2027 (a)(r)	Upstart	8/11/2022	600	591	604
L3337519.SRDUP, 24.31%, 8/8/2027 (a)(r)	Upstart	8/11/2022	1,742	1,709	1,756
L3337620.SRDUP, 24.38%, 8/8/2027 (a)(r)	Upstart	8/11/2022	9,554	9,410	9,626
L3337668.SRDUP, 18.62%, 8/23/2027 (a)(n)(r)	Upstart	8/11/2022	1,724	1,692	1,717
L3337769.SRDUP, 24.32%, 8/8/2027 (a)(r)	Upstart	8/11/2022	8,416	8,289	8,425
L3337784.SRDUP, 24.07%, 8/8/2027 (a)(n)(r)	Upstart	8/11/2022	5,058	4,906	1,037
L3337835.SRDUP, 14.20%, 8/8/2027 (a)(r)	Upstart	8/11/2022	3,128	3,087	3,133

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

154	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
L3337906.SRDUP, 16.31%, 8/8/2027 (a)(r)	Upstart	8/11/2022	$5,033	$4,938	$5,040
L3337947.SRDUP, 17.32%, 1/8/2028 (a)(n)(r)	Upstart	8/11/2022	2,276	2,207	1,295
L3338050.SRDUP, 24.22%, 8/8/2027 (a)(n)(r)	Upstart	8/11/2022	737	715	459
L3338664.SRDUP, 23.49%, 8/10/2027 (a)(n)(r)	Upstart	8/15/2022	1,603	1,603	233
L3340632.SRDUP, 17.80%, 8/19/2027 (a)(r)	Upstart	8/12/2022	12,316	12,144	12,335
L3340846.SRDUP, 14.80%, 8/9/2027 (a)(r)	Upstart	8/12/2022	6,810	6,719	6,821
L3341076.SRDUP, 10.32%, 8/9/2025 (a)(n)(r)(s)	Upstart	8/12/2022	870	844	144
L3341749.SRDUP, 17.51%, 8/24/2027 (a)(n)(r)	Upstart	8/12/2022	3,953	3,859	3,786
L3341805.SRDUP, 23.67%, 8/9/2027 (a)(n)(r)	Upstart	8/12/2022	2,828	2,743	248
L3341816.SRDUP, 20.30%, 1/16/2028 (a)(n)(r)	Upstart	8/12/2022	18,225	17,910	17,636
L3341825.SRDUP, 13.75%, 8/9/2027 (a)(r)	Upstart	8/12/2022	1,747	1,726	1,750
L3341955.SRDUP, 24.40%, 8/9/2027 (a)(r)	Upstart	8/12/2022	1,299	1,276	1,304
L3342073.SRDUP, 23.36%, 8/9/2027 (a)(r)	Upstart	8/12/2022	858	845	865
L3342120.SRDUP, 21.37%, 8/9/2025 (a)(n)(r)(s)	Upstart	8/12/2022	385	373	56
L3342129.SRDUP, 22.43%, 8/9/2027 (a)(r)	Upstart	8/12/2022	4,991	4,917	5,033
L3342154.SRDUP, 21.88%, 8/9/2027 (a)(n)(r)	Upstart	8/12/2022	2,304	2,270	2,325
L3342196.SRDUP, 22.70%, 8/9/2027 (a)(r)	Upstart	8/12/2022	2,559	2,509	2,577
L3342241.SRDUP, 24.40%, 8/9/2027 (a)(r)	Upstart	8/12/2022	2,808	2,766	2,831
L3342287.SRDUP, 22.66%, 8/9/2027 (a)(n)(r)	Upstart	8/12/2022	3,057	2,985	3,100
L3342349.SRDUP, 12.04%, 8/9/2027 (a)(r)	Upstart	8/12/2022	1,926	1,901	1,926
L3342369.SRDUP, 18.65%, 8/9/2027 (a)(n)(r)	Upstart	8/12/2022	5,606	5,439	3,383
L3342371.SRDUP, 13.72%, 8/9/2027 (a)(r)	Upstart	8/12/2022	448	442	448
L3342388.SRDUP, 24.36%, 8/9/2027 (a)(n)(r)	Upstart	8/12/2022	97	94	96
L3342459.SRDUP, 24.34%, 8/9/2027 (a)(n)(r)	Upstart	8/12/2022	5,396	5,235	785
L3342477.SRDUP, 23.12%, 8/9/2027 (a)(r)	Upstart	8/12/2022	1,510	1,488	1,531
L3342485.SRDUP, 24.31%, 8/9/2027 (a)(r)	Upstart	8/12/2022	1,224	1,206	1,234
L3342537.SRDUP, 24.33%, 8/9/2027 (a)(r)	Upstart	8/12/2022	1,269	1,252	1,279
L3342549.SRDUP, 17.64%, 8/9/2027 (a)(r)	Upstart	8/12/2022	707	697	708
L3342573.SRDUP, 24.37%, 8/24/2027 (a)(r)	Upstart	8/12/2022	2,938	2,893	2,963
L3342624.SRDUP, 14.33%, 8/9/2027 (a)(r)	Upstart	8/12/2022	659	650	659
L3342908.SRDUP, 11.90%, 8/10/2027 (a)(r)	Upstart	8/15/2022	5,263	5,196	5,260
L3343140.SRDUP, 19.76%, 8/10/2027 (a)(r)	Upstart	8/15/2022	4,457	4,394	4,522
L3344380.SRDUP, 15.30%, 8/10/2027 (a)(r)	Upstart	8/15/2022	8,227	8,116	8,242
L3344403.SRDUP, 22.37%, 8/10/2027 (a)(r)	Upstart	8/15/2022	998	983	1,006
L3344675.SRDUP, 16.66%, 8/24/2027 (a)(n)(r)	Upstart	8/15/2022	1,124	1,108	1,076
L3344676.SRDUP, 24.00%, 8/10/2027 (a)(n)(r)	Upstart	8/15/2022	16,422	16,076	16,571
L3344681.SRDUP, 15.35%, 8/10/2027 (a)(r)	Upstart	8/15/2022	7,545	7,455	7,559
L3344812.SRDUP, 10.51%, 8/10/2027 (a)(r)	Upstart	8/15/2022	8,570	8,462	8,559
L3344903.SRDUP, 12.02%, 8/15/2027 (a)(r)	Upstart	8/15/2022	10,079	9,949	10,082
L3344977.SRDUP, 21.53%, 8/10/2027 (a)(n)(r)	Upstart	8/15/2022	1,408	1,365	205
L3344994.SRDUP, 13.24%, 1/10/2028 (a)(n)(r)	Upstart	8/15/2022	4,273	4,146	4,287
L3345081.SRDUP, 24.33%, 8/10/2027 (a)(r)	Upstart	8/15/2022	3,859	3,781	3,902
L3390824.SRDUP, 20.97%, 9/1/2027 (a)(n)(r)	Upstart	9/07/2022	10,809	10,514	10,934
L3391202.SRDUP, 16.98%, 9/11/2027 (a)(n)(r)	Upstart	9/07/2022	3,408	3,359	3,408
L3391321.SRDUP, 15.58%, 9/1/2027 (a)(r)	Upstart	9/07/2022	571	563	571
L3391351.SRDUP, 21.08%, 9/11/2027 (a)(r)	Upstart	9/07/2022	2,292	2,258	2,306
L3391362.SRDUP, 14.36%, 9/1/2027 (a)(n)(r)	Upstart	9/07/2022	22,694	22,384	22,696
L3391407.SRDUP, 14.42%, 9/26/2027 (a)(n)(r)	Upstart	9/07/2022	5,972	5,827	5,974
L3391411.SRDUP, 25.21%, 9/1/2027 (a)(r)	Upstart	9/07/2022	533	525	536
L3391434.SRDUP, 23.72%, 9/1/2027 (a)(r)	Upstart	9/07/2022	10,482	10,320	10,539
L3391489.SRDUP, 23.36%, 9/1/2027 (a)(n)(r)	Upstart	9/07/2022	3,537	3,431	3,559
L3391572.SRDUP, 17.31%, 9/1/2027 (a)(r)	Upstart	9/07/2022	9,729	9,591	9,730

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	155

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
L3391613.SRDUP, 28.33%, 9/1/2027 (a)(r)	Upstart	9/07/2022	$2,863	$2,816	$2,903
L3391617.SRDUP, 22.34%, 9/1/2027 (a)(r)	Upstart	9/07/2022	352	347	354
L3391640.SRDUP, 12.14%, 9/1/2027 (a)(r)	Upstart	9/07/2022	13,671	13,489	13,660
L3391974.SRDUP, 26.50%, 9/1/2027 (a)(r)	Upstart	9/07/2022	921	908	935
L3392189.SRDUP, 11.72%, 9/1/2027 (a)(r)	Upstart	9/07/2022	10,743	10,601	10,734
L3392406.SRDUP, 14.33%, 9/2/2027 (a)(r)	Upstart	9/08/2022	4,688	4,624	4,690
L3393918.SRDUP, 13.27%, 9/9/2027 (a)(r)	Upstart	9/08/2022	6,716	6,624	6,714
L3394096.SRDUP, 14.19%, 9/2/2027 (a)(r)	Upstart	9/08/2022	1,082	1,067	1,080
L3394367.SRDUP, 18.49%, 9/6/2027 (a)(n)(r)	Upstart	9/08/2022	4,965	4,826	4,966
L3394413.SRDUP, 21.88%, 9/2/2027 (a)(r)	Upstart	9/08/2022	4,320	4,253	4,371
L3394467.SRDUP, 28.56%, 9/2/2027 (a)(r)	Upstart	9/08/2022	3,919	3,855	3,976
L3394493.SRDUP, 25.08%, 2/2/2028 (a)(r)	Upstart	9/08/2022	30,619	30,019	31,273
L3394593.SRDUP, 28.14%, 2/2/2028 (a)(r)	Upstart	9/08/2022	3,455	3,381	3,528
L3394680.SRDUP, 20.76%, 9/2/2027 (a)(r)	Upstart	9/08/2022	5,779	5,693	5,849
L3394760.SRDUP, 21.48%, 9/2/2027 (a)(r)	Upstart	9/08/2022	2,044	2,013	2,069
L3394784.SRDUP, 13.16%, 9/2/2027 (a)(r)	Upstart	9/08/2022	2,078	2,050	2,077
L3394882.SRDUP, 19.04%, 9/2/2027 (a)(r)	Upstart	9/08/2022	3,725	3,671	3,726
L3394987.SRDUP, 18.43%, 9/9/2027 (a)(r)	Upstart	9/08/2022	2,613	2,580	2,613
L3401194.SRDUP, 22.61%, 2/20/2028 (a)(n)(r)	Upstart	9/09/2022	4,272	4,144	863
L3401316.SRDUP, 15.39%, 9/6/2027 (a)(n)(r)	Upstart	9/09/2022	5,029	4,878	731
L3401321.SRDUP, 15.57%, 9/6/2027 (a)(r)	Upstart	9/09/2022	1,418	1,398	1,420
L3401351.SRDUP, 24.79%, 9/6/2027 (a)(r)	Upstart	9/09/2022	11,395	11,216	11,467
L3401534.SRDUP, 28.45%, 9/6/2027 (a)(r)	Upstart	9/09/2022	6,251	6,149	6,327
L3401599.SRDUP, 17.43%, 9/6/2027 (a)(r)	Upstart	9/09/2022	3,703	3,650	3,707
L3402012.SRDUP, 18.24%, 9/6/2027 (a)(r)	Upstart	9/09/2022	1,202	1,166	1,203
L3402023.SRDUP, 14.02%, 9/6/2027 (a)(r)	Upstart	9/09/2022	5,603	5,526	5,610
L3402156.SRDUP, 17.19%, 9/6/2027 (a)(r)	Upstart	9/09/2022	13,359	13,168	13,374
L3402602.SRDUP, 17.98%, 9/6/2027 (a)(r)	Upstart	9/09/2022	6,851	6,749	6,858
L3470030.SRDUP, 16.60%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	4,614	4,524	4,626
L3484826.SRDUP, 16.21%, 10/13/2027 (a)(r)	Upstart	10/18/2022	19,916	19,621	19,970
L3496979.SRDUP, 10.10%, 10/13/2027 (a)(r)	Upstart	10/18/2022	9,242	9,116	9,240
L3498513.SRDUP, 21.69%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,125	1,107	1,133
L3499728.SRDUP, 26.64%, 3/13/2028 (a)(r)	Upstart	10/18/2022	781	765	793
L3499842.SRDUP, 24.37%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	1,402	1,360	290
L3499895.SRDUP, 14.94%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	2,944	2,900	2,949
L3499928.SRDUP, 21.59%, 7/13/2026 (a)(n)(r)	Upstart	10/18/2022	18,419	17,867	2,678
L3499960.SRDUP, 18.83%, 10/26/2027 (a)(r)	Upstart	10/18/2022	5,083	5,005	5,092
L3500057.SRDUP, 12.99%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	4,060	3,952	1,228
L3500157.SRDUP, 18.67%, 10/28/2027 (a)(r)	Upstart	10/18/2022	1,749	1,720	1,752
L3500169.SRDUP, 22.76%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,020	1,004	1,032
L3500271.SRDUP, 13.28%, 10/13/2027 (a)(r)	Upstart	10/18/2022	22,047	21,549	22,070
L3500293.SRDUP, 14.63%, 10/13/2027 (a)(r)	Upstart	10/18/2022	4,803	4,733	4,801
L3500371.SRDUP, 18.38%, 10/28/2027 (a)(n)(r)	Upstart	10/18/2022	10,828	10,543	11,014
L3500423.SRDUP, 16.29%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	3,258	3,163	3,118
L3500458.SRDUP, 19.10%, 10/13/2027 (a)(r)	Upstart	10/18/2022	4,123	4,060	4,134
L3500482.SRDUP, 15.02%, 10/13/2027 (a)(r)	Upstart	10/18/2022	4,430	4,365	4,442
L3500484.SRDUP, 20.57%, 10/13/2027 (a)(r)	Upstart	10/18/2022	5,861	5,763	5,910
L3500488.SRDUP, 23.52%, 3/13/2028 (a)(n)(r)	Upstart	10/18/2022	18,876	18,310	3,903
L3500563.SRDUP, 14.02%, 10/25/2027 (a)(r)	Upstart	10/18/2022	5,439	5,369	5,453
L3500600.SRDUP, 21.06%, 10/13/2027 (a)(r)	Upstart	10/18/2022	5,271	5,188	5,355
L3500620.SRDUP, 14.71%, 10/13/2027 (a)(r)	Upstart	10/18/2022	8,886	8,757	8,904
L3500652.SRDUP, 10.96%, 10/13/2027 (a)(r)	Upstart	10/18/2022	18,557	18,331	18,541

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

156	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
L3500779.SRDUP, 24.29%, 10/13/2027 (a)(r)	Upstart	10/18/2022	$3,822	$3,760	$3,881
L3500805.SRDUP, 19.56%, 10/28/2027 (a)(n)(r)	Upstart	10/18/2022	1,630	1,591	1,633
L3500820.SRDUP, 24.33%, 10/13/2027 (a)(r)	Upstart	10/18/2022	572	562	573
L3500831.SRDUP, 24.00%, 10/13/2027 (a)(r)	Upstart	10/18/2022	816	803	826
L3500869.SRDUP, 16.64%, 3/13/2028 (a)(n)(r)	Upstart	10/18/2022	1,120	1,098	1,123
L3500895.SRDUP, 24.39%, 10/13/2027 (a)(r)	Upstart	10/18/2022	834	813	847
L3500901.SRDUP, 15.75%, 10/13/2027 (a)(r)	Upstart	10/18/2022	617	608	616
L3500906.SRDUP, 17.79%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	4,055	3,993	4,066
L3501018.SRDUP, 10.44%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	4,641	4,528	4,640
L3501070.SRDUP, 24.23%, 10/23/2027 (a)(r)	Upstart	10/18/2022	1,426	1,403	1,443
L3501081.SRDUP, 21.06%, 10/22/2027 (a)(r)	Upstart	10/18/2022	4,483	4,421	4,555
L3501102.SRDUP, 24.28%, 10/13/2027 (a)(r)	Upstart	10/18/2022	3,275	3,222	3,349
L3501150.SRDUP, 16.65%, 10/13/2027 (a)(r)	Upstart	10/18/2022	2,753	2,712	2,760
L3501266.SRDUP, 23.82%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	605	591	615
L3501280.SRDUP, 17.21%, 10/14/2027 (a)(r)	Upstart	10/18/2022	2,725	2,685	2,728
L3501285.SRDUP, 24.33%, 3/13/2028 (a)(n)(r)	Upstart	10/18/2022	1,146	1,111	239
L3537611.SRDUP, 24.04%, 11/1/2027 (a)(r)	Upstart	11/04/2022	733	720	738
L3540203.SRDUP, 24.39%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	564	554	579
L3540501.SRDUP, 17.42%, 11/1/2027 (a)(r)	Upstart	11/04/2022	9,597	9,450	9,588
L3541676.SRDUP, 15.78%, 11/1/2025 (a)(r)	Upstart	11/04/2022	79	76	78
L3541799.SRDUP, 15.10%, 11/1/2027 (a)(r)	Upstart	11/04/2022	3,558	3,505	3,561
L3541951.SRDUP, 16.90%, 11/1/2027 (a)(r)	Upstart	11/04/2022	7,785	7,667	7,778
L3541957.SRDUP, 10.31%, 11/1/2025 (a)(r)	Upstart	11/04/2022	32	31	32
L3541988.SRDUP, 18.94%, 11/1/2027 (a)(r)	Upstart	11/04/2022	1,913	1,883	1,934
L3542117.SRDUP, 21.53%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	1,471	1,437	1,481
L3542151.SRDUP, 17.15%, 11/1/2027 (a)(r)	Upstart	11/04/2022	1,561	1,538	1,560
L3542213.SRDUP, 12.46%, 11/1/2027 (a)(r)	Upstart	11/04/2022	3,939	3,889	3,943
L3542239.SRDUP, 24.21%, 11/1/2027 (a)(r)	Upstart	11/04/2022	1,237	1,216	1,247
L3542325.SRDUP, 10.23%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	7,696	7,551	7,703
L3542473.SRDUP, 16.92%, 11/1/2027 (a)(r)	Upstart	11/04/2022	4,674	4,602	4,669
L3542487.SRDUP, 23.59%, 11/1/2027 (a)(r)	Upstart	11/04/2022	525	517	521
L3542519.SRDUP, 13.53%, 11/1/2027 (a)(r)	Upstart	11/04/2022	3,991	3,932	3,995
L3542542.SRDUP, 24.36%, 11/1/2027 (a)(r)	Upstart	11/04/2022	732	720	739
L3542586.SRDUP, 12.21%, 11/1/2027 (a)(r)	Upstart	11/04/2022	2,619	2,541	2,619
L3542686.SRDUP, 22.77%, 11/2/2027 (a)(r)	Upstart	11/07/2022	4,289	4,218	4,327
L3542791.SRDUP, 9.84%, 11/2/2027 (a)(r)	Upstart	11/07/2022	10,044	9,904	10,048
L3542817.SRDUP, 21.09%, 11/16/2025 (a)(r)	Upstart	11/07/2022	255	247	253
L3542853.SRDUP, 22.93%, 11/2/2027 (a)(n)(r)	Upstart	11/07/2022	4,240	4,173	4,277
L3542868.SRDUP, 22.09%, 11/2/2027 (a)(r)	Upstart	11/07/2022	1,100	1,082	1,110
L3542873.SRDUP, 18.49%, 11/2/2027 (a)(r)	Upstart	11/07/2022	7,221	7,108	7,214
L3542911.SRDUP, 24.36%, 11/2/2027 (a)(r)	Upstart	11/07/2022	2,665	2,621	2,688
L3542922.SRDUP, 21.55%, 11/2/2027 (a)(r)	Upstart	11/07/2022	7,092	6,978	7,169
L3542965.SRDUP, 24.37%, 11/2/2027 (a)(r)	Upstart	11/07/2022	1,070	1,052	1,099
L3543042.SRDUP, 23.93%, 11/2/2027 (a)(n)(r)	Upstart	11/07/2022	2,934	2,868	2,957
L3543084.SRDUP, 21.49%, 11/2/2027 (a)(n)(r)	Upstart	11/07/2022	17,495	16,970	5,310
L3543101.SRDUP, 24.36%, 11/2/2027 (a)(r)	Upstart	11/07/2022	2,647	2,603	2,670
L3543129.SRDUP, 17.95%, 11/2/2027 (a)(r)	Upstart	11/07/2022	13,661	13,450	13,650
L3896190.SRDUP, 21.26%, 8/2/2028 (a)(r)	Upstart	8/07/2023	4,764	4,748	4,775
L3904726.SRDUP, 21.67%, 8/2/2026 (a)(r)	Upstart	8/07/2023	1,778	1,776	1,775
L3907695.SRDUP, 14.79%, 8/2/2028 (a)(r)	Upstart	8/07/2023	23,544	23,470	23,496
L3909571.SRDUP, 20.41%, 8/2/2028 (a)(r)	Upstart	8/07/2023	12,129	12,089	12,192
L3909780.SRDUP, 14.99%, 8/2/2028 (a)(r)	Upstart	8/07/2023	9,868	9,837	9,841

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	157

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
L3909787.SRDUP, 15.74%, 8/2/2028 (a)(r)	Upstart	8/07/2023	$12,077	$12,039	$12,042
L3909795.SRDUP, 22.37%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	4,844	4,819	4,857
L3909810.SRDUP, 18.39%, 8/2/2026 (a)(r)	Upstart	8/07/2023	1,172	1,170	1,170
L3909816.SRDUP, 16.75%, 8/2/2028 (a)(r)	Upstart	8/07/2023	29,873	29,861	29,808
L3909854.SRDUP, 19.63%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	4,808	4,784	2,633
L3909858.SRDUP, 16.80%, 8/2/2028 (a)(r)	Upstart	8/07/2023	15,186	15,137	15,142
L3909882.SRDUP, 15.31%, 8/2/2028 (a)(r)	Upstart	8/07/2023	5,063	5,047	5,049
L3909895.SRDUP, 17.79%, 8/2/2028 (a)(r)	Upstart	8/07/2023	11,130	11,124	11,106
L3909902.SRDUP, 15.63%, 8/2/2026 (a)(r)	Upstart	8/07/2023	1,428	1,426	1,417
L3909914.SRDUP, 17.54%, 8/2/2026 (a)(r)	Upstart	8/07/2023	139	139	138
L3909918.SRDUP, 13.63%, 1/2/2029 (a)(n)(r)	Upstart	8/07/2023	11,598	11,540	2,204
L3909971.SRDUP, 17.69%, 8/2/2028 (a)(r)	Upstart	8/07/2023	872	869	870
L3909974.SRDUP, 14.89%, 8/2/2028 (a)(r)	Upstart	8/07/2023	3,486	3,475	3,473
L3909992.SRDUP, 19.61%, 8/2/2026 (a)(r)	Upstart	8/07/2023	2,470	2,467	2,466
L3909996.SRDUP, 17.74%, 8/2/2028 (a)(r)	Upstart	8/07/2023	33,560	33,452	33,463
L3910026.SRDUP, 11.22%, 8/2/2028 (a)(r)	Upstart	8/07/2023	7,014	7,014	7,033
L3910069.SRDUP, 20.20%, 8/2/2028 (a)(r)	Upstart	8/07/2023	8,605	8,571	8,646
L3910075.SRDUP, 23.01%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,027	1,024	1,030
L3910082.SRDUP, 20.84%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,993	1,987	2,005
L3910115.SRDUP, 20.80%, 8/2/2028 (a)(r)	Upstart	8/07/2023	27,346	27,226	27,505
L3910116.SRDUP, 16.19%, 8/2/2028 (a)(r)	Upstart	8/07/2023	4,638	4,623	4,652
L3910168.SRDUP, 15.33%, 8/2/2026 (a)(n)(r)	Upstart	8/07/2023	952	948	138
L3910172.SRDUP, 22.51%, 8/2/2028 (a)(r)	Upstart	8/07/2023	8,367	8,339	8,403
L3910210.SRDUP, 23.28%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	1,930	1,921	1,203
L3910221.SRDUP, 15.97%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,190	1,186	1,187
L3910229.SRDUP, 19.53%, 8/2/2026 (a)(r)	Upstart	8/07/2023	1,013	1,012	1,012
L3910245.SRDUP, 19.86%, 8/2/2026 (a)(r)	Upstart	8/07/2023	3,061	3,060	3,054
L3910255.SRDUP, 22.07%, 8/2/2028 (a)(r)	Upstart	8/07/2023	11,355	11,318	11,412
L3910263.SRDUP, 23.08%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,071	1,067	1,071
L3910266.SRDUP, 13.67%, 8/2/2028 (a)(r)	Upstart	8/07/2023	31,364	31,266	31,473
L3910282.SRDUP, 14.16%, 6/2/2029 (a)(r)	Upstart	8/07/2023	19,336	19,239	19,394
L3910314.SRDUP, 15.01%, 8/2/2028 (a)(r)	Upstart	8/07/2023	10,811	10,777	10,789
L3910341.SRDUP, 23.13%, 8/2/2028 (a)(r)	Upstart	8/07/2023	2,311	2,304	2,317
L3910568.SRDUP, 15.76%, 8/2/2026 (a)(r)	Upstart	8/07/2023	392	392	389
L3910699.SRDUP, 20.05%, 8/2/2026 (a)(r)	Upstart	8/07/2023	916	912	914
L3910862.SRDUP, 23.21%, 1/2/2029 (a)(n)(r)	Upstart	8/07/2023	21,436	21,330	21,251
L3910879.SRDUP, 19.74%, 8/2/2028 (a)(r)	Upstart	8/07/2023	9,349	9,320	9,293
L3910902.SRDUP, 23.29%, 8/2/2028 (a)(r)	Upstart	8/07/2023	772	769	773
L3910924.SRDUP, 24.25%, 8/2/2028 (a)(r)	Upstart	8/07/2023	21,192	21,120	21,237
L3910926.SRDUP, 13.94%, 8/2/2028 (a)(r)	Upstart	8/07/2023	5,198	5,182	5,183
L3910932.SRDUP, 23.28%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,293	1,288	1,298
L3911143.SRDUP, 12.39%, 8/2/2026 (a)(r)	Upstart	8/07/2023	1,580	1,577	1,576
L3911507.SRDUP, 19.51%, 8/3/2028 (a)(r)	Upstart	8/08/2023	3,882	3,869	3,901
L3911606.SRDUP, 16.00%, 8/3/2028 (a)(r)	Upstart	8/08/2023	1,991	1,985	1,986
L3911642.SRDUP, 14.25%, 8/17/2026 (a)(n)(r)	Upstart	8/08/2023	899	895	881
L3911680.SRDUP, 18.69%, 8/3/2028 (a)(r)	Upstart	8/08/2023	7,715	7,689	7,694
L3911731.SRDUP, 18.13%, 8/3/2028 (a)(n)(r)	Upstart	8/08/2023	15,621	15,571	15,581
L3911757.SRDUP, 14.93%, 8/3/2028 (a)(n)(r)	Upstart	8/08/2023	14,761	14,687	14,813
L3911872.SRDUP, 23.70%, 8/3/2028 (a)(r)	Upstart	8/08/2023	1,753	1,751	1,759
L3911885.SRDUP, 14.11%, 8/3/2028 (a)(n)(r)	Upstart	8/08/2023	19,717	19,623	19,668
L3911913.SRDUP, 21.27%, 8/3/2028 (a)(r)	Upstart	8/08/2023	1,381	1,377	1,385
L3911996.SRDUP, 15.89%, 8/3/2028 (a)(r)	Upstart	8/08/2023	18,503	18,444	18,454

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

158	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
L3912392.SRDUP, 11.21%, 8/3/2026 (a)(r)	Upstart	8/08/2023	$1,249	$1,247	$1,249
L3912433.SRDUP, 22.83%, 8/3/2028 (a)(r)	Upstart	8/08/2023	684	682	685
L3912606.SRDUP, 16.66%, 8/3/2028 (a)(r)	Upstart	8/08/2023	7,584	7,560	7,564
L3912830.SRDUP, 16.89%, 8/3/2028 (a)(r)	Upstart	8/08/2023	31,975	31,873	31,909
L3912847.SRDUP, 14.07%, 8/3/2028 (a)(r)	Upstart	8/08/2023	3,253	3,243	3,244
L3912865.SRDUP, 14.60%, 8/3/2028 (a)(n)(r)	Upstart	8/08/2023	33,120	32,959	33,037
L3912959.SRDUP, 19.42%, 8/3/2028 (a)(r)	Upstart	8/08/2023	3,402	3,391	3,419
L3913166.SRDUP, 23.26%, 1/4/2029 (a)(n)(r)	Upstart	8/09/2023	5,052	5,027	5,102
L3913218.SRDUP, 15.28%, 8/4/2028 (a)(r)	Upstart	8/09/2023	657	655	656
L3913266.SRDUP, 22.60%, 8/4/2028 (a)(r)	Upstart	8/09/2023	3,977	3,963	3,989
L3913271.SRDUP, 22.11%, 1/4/2029 (a)(n)(r)	Upstart	8/09/2023	773	769	775
L3913278.SRDUP, 23.29%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	3,241	3,225	3,251
L3913328.SRDUP, 20.41%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	2,596	2,588	2,592
L3913333.SRDUP, 21.48%, 8/4/2028 (a)(r)	Upstart	8/09/2023	10,376	10,341	10,429
L3913346.SRDUP, 19.98%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	17,036	17,024	17,150
L3913367.SRDUP, 12.13%, 8/4/2028 (a)(r)	Upstart	8/09/2023	27,660	27,574	27,764
L3913384.SRDUP, 24.07%, 8/4/2028 (a)(r)	Upstart	8/09/2023	3,969	3,949	3,994
L3913394.SRDUP, 21.64%, 1/4/2029 (a)(n)(r)	Upstart	8/09/2023	780	776	412
L3913429.SRDUP, 23.29%, 8/4/2028 (a)(r)	Upstart	8/09/2023	11,347	11,310	11,387
L3913469.SRDUP, 15.92%, 1/4/2029 (a)(n)(r)	Upstart	8/09/2023	884	879	881
L3913486.SRDUP, 23.97%, 8/4/2028 (a)(r)	Upstart	8/09/2023	845	842	857
L3913495.SRDUP, 19.89%, 8/4/2028 (a)(r)	Upstart	8/09/2023	6,637	6,616	6,677
L3913501.SRDUP, 17.54%, 8/7/2028 (a)(r)	Upstart	8/09/2023	5,429	5,412	5,416
L3913525.SRDUP, 21.45%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	1,613	1,605	1,609
L3913536.SRDUP, 20.53%, 8/4/2028 (a)(r)	Upstart	8/09/2023	6,097	6,092	6,136
L3913545.SRDUP, 15.12%, 8/16/2028 (a)(r)	Upstart	8/09/2023	5,079	5,063	5,067
L3913546.SRDUP, 16.42%, 8/4/2028 (a)(r)	Upstart	8/09/2023	1,602	1,597	1,599
L3913562.SRDUP, 15.96%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	18,818	18,724	18,775
L3913597.SRDUP, 20.95%, 8/4/2028 (a)(r)	Upstart	8/09/2023	12,398	12,357	12,438
L3913850.SRDUP, 18.65%, 8/4/2028 (a)(r)	Upstart	8/09/2023	9,798	9,767	9,782
L3913938.SRDUP, 21.98%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	5,673	5,646	3,121
L3913978.SRDUP, 23.13%, 8/4/2028 (a)(r)	Upstart	8/09/2023	1,366	1,362	1,363
L3914153.SRDUP, 23.13%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	401	399	400
L3914229.SRDUP, 23.26%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	2,976	2,966	2,987
L3914293.SRDUP, 20.60%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	956	953	963
L3914550.SRDUP, 22.82%, 8/4/2028 (a)(r)	Upstart	8/09/2023	699	696	701
L3954127.SRDUP, 24.88%, 9/1/2028 (a)(r)	Upstart	9/07/2023	6,935	6,900	7,012
L3954179.SRDUP, 22.25%, 9/1/2028 (a)(r)	Upstart	9/07/2023	3,156	3,145	3,168
L3954255.SRDUP, 18.60%, 9/1/2028 (a)(r)	Upstart	9/07/2023	3,112	3,097	3,100
L3954362.SRDUP, 25.45%, 9/1/2028 (a)(r)	Upstart	9/07/2023	1,412	1,407	1,425
L3954367.SRDUP, 14.41%, 9/1/2026 (a)(r)	Upstart	9/07/2023	352	351	351
L3954459.SRDUP, 22.46%, 9/1/2028 (a)(n)(r)	Upstart	9/07/2023	996	993	994
L3954509.SRDUP, 21.53%, 9/1/2028 (a)(n)(r)	Upstart	9/07/2023	32,911	32,838	33,010
L3954555.SRDUP, 13.54%, 9/1/2028 (a)(r)	Upstart	9/07/2023	18,490	18,431	18,436
L3955689.SRDUP, 21.83%, 9/5/2028 (a)(r)	Upstart	9/08/2023	1,405	1,404	1,409
L3955810.SRDUP, 16.94%, 9/5/2026 (a)(r)	Upstart	9/08/2023	1,253	1,251	1,243
L3955821.SRDUP, 15.08%, 9/5/2026 (a)(r)	Upstart	9/08/2023	196	196	196
L3955835.SRDUP, 23.21%, 9/5/2028 (a)(r)	Upstart	9/08/2023	1,208	1,204	1,213
L3955838.SRDUP, 17.72%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	23,797	23,678	6,602
L3955869.SRDUP, 17.66%, 9/5/2028 (a)(r)	Upstart	9/08/2023	1,234	1,230	1,231
L3955981.SRDUP, 17.11%, 9/19/2028 (a)(r)	Upstart	9/08/2023	16,830	16,774	16,777
L3956047.SRDUP, 14.69%, 9/5/2026 (a)(r)	Upstart	9/08/2023	1,765	1,761	1,751

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	159

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
L3956096.SRDUP, 11.81%, 9/5/2028 (a)(r)	Upstart	9/08/2023	$19,587	$19,525	$19,662
L3956164.SRDUP, 17.83%, 2/5/2029 (a)(r)	Upstart	9/08/2023	11,859	11,800	11,777
L3956173.SRDUP, 24.39%, 2/5/2029 (a)(r)	Upstart	9/08/2023	2,180	2,180	2,145
L3956243.SRDUP, 12.26%, 9/5/2028 (a)(r)	Upstart	9/08/2023	2,950	2,940	2,961
L3956267.SRDUP, 23.84%, 9/20/2028 (a)(r)	Upstart	9/08/2023	14,042	13,995	14,226
L3956273.SRDUP, 21.47%, 2/5/2029 (a)(n)(r)	Upstart	9/08/2023	23,566	23,448	22,931
L3956281.SRDUP, 10.90%, 9/5/2028 (a)(r)	Upstart	9/08/2023	32,385	32,284	32,470
L3956297.SRDUP, 21.53%, 9/5/2028 (a)(r)	Upstart	9/08/2023	1,060	1,056	1,065
L3956327.SRDUP, 20.43%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	7,479	7,442	7,462
L3956466.SRDUP, 21.53%, 2/15/2029 (a)(r)	Upstart	9/08/2023	8,732	8,699	8,708
L3956484.SRDUP, 15.55%, 9/5/2026 (a)(r)	Upstart	9/08/2023	2,846	2,841	2,824
L3956508.SRDUP, 14.39%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	835	831	228
L3956717.SRDUP, 21.62%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	5,048	5,023	2,816
L3956751.SRDUP, 21.26%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	4,756	4,735	4,772
L3957334.SRDUP, 19.23%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	8,572	8,530	4,503
L3957528.SRDUP, 16.67%, 9/5/2028 (a)(r)	Upstart	9/08/2023	32,724	32,616	32,648
L3957863.SRDUP, 20.18%, 7/5/2027 (a)(n)(r)	Upstart	9/08/2023	582	579	582
L3958512.SRDUP, 21.73%, 9/5/2028 (a)(r)	Upstart	9/08/2023	14,143	14,095	14,196
L3958578.SRDUP, 20.17%, 9/5/2028 (a)(r)	Upstart	9/08/2023	769	766	773
L3958903.SRDUP, 16.62%, 9/5/2028 (a)(r)	Upstart	9/08/2023	32,990	32,994	32,914
L3958982.SRDUP, 21.50%, 9/5/2028 (a)(r)	Upstart	9/08/2023	28,828	28,731	28,920
L3959169.SRDUP, 17.84%, 9/5/2028 (a)(r)	Upstart	9/08/2023	10,287	10,253	10,351
L3959379.SRDUP, 15.62%, 9/5/2028 (a)(r)	Upstart	9/08/2023	5,193	5,194	5,182
L3959963.SRDUP, 22.58%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	47,653	47,415	6,929
L3959969.SRDUP, 24.18%, 9/5/2028 (a)(r)	Upstart	9/08/2023	864	861	875
L3960142.SRDUP, 16.19%, 9/5/2028 (a)(r)	Upstart	9/08/2023	10,134	10,101	10,112
L3960552.SRDUP, 20.34%, 9/20/2028 (a)(r)	Upstart	9/11/2023	6,981	6,958	7,015
L3960920.SRDUP, 23.62%, 9/6/2028 (a)(r)	Upstart	9/11/2023	1,415	1,410	1,420
L3961216.SRDUP, 16.08%, 7/6/2029 (a)(n)(r)	Upstart	9/11/2023	26,517	26,386	13,181
L4007525.SRDUP, 12.42%, 10/10/2028 (a)(r)	Upstart	10/13/2023	16,814	16,752	16,873
L4008005.SRDUP, 19.80%, 10/15/2028 (a)(n)(r)	Upstart	10/12/2023	4,322	4,308	4,108
L4008044.SRDUP, 15.34%, 10/6/2026 (a)(r)	Upstart	10/12/2023	3,853	3,846	3,821
L4008049.SRDUP, 21.83%, 10/6/2028 (a)(r)	Upstart	10/12/2023	3,323	3,312	3,331
L4008052.SRDUP, 17.66%, 10/6/2028 (a)(r)	Upstart	10/12/2023	13,242	13,197	13,287
L4008092.SRDUP, 12.27%, 10/6/2028 (a)(r)	Upstart	10/12/2023	22,164	22,079	22,233
L4008129.SRDUP, 22.58%, 10/6/2028 (a)(r)	Upstart	10/12/2023	15,253	15,199	15,286
L4008136.SRDUP, 14.69%, 10/6/2028 (a)(r)	Upstart	10/12/2023	12,404	12,362	12,354
L4008234.SRDUP, 20.38%, 10/6/2028 (a)(r)	Upstart	10/12/2023	17,790	17,729	17,854
L4008235.SRDUP, 22.93%, 10/6/2028 (a)(r)	Upstart	10/12/2023	22,126	22,048	22,198
L4008262.SRDUP, 17.39%, 10/6/2028 (a)(r)	Upstart	10/12/2023	7,143	7,108	7,121
L4008264.SRDUP, 16.33%, 3/6/2029 (a)(n)(r)	Upstart	10/12/2023	14,310	14,252	14,233
L4008279.SRDUP, 16.67%, 10/6/2028 (a)(r)	Upstart	10/12/2023	9,736	9,703	9,696
L4008337.SRDUP, 21.04%, 3/6/2029 (a)(n)(r)	Upstart	10/12/2023	14,597	14,525	14,253
L4008356.SRDUP, 19.19%, 10/6/2026 (a)(n)(r)	Upstart	10/12/2023	928	924	927
L4008357.SRDUP, 22.06%, 10/6/2028 (a)(r)	Upstart	10/12/2023	18,087	18,025	18,127
L4008372.SRDUP, 12.35%, 10/6/2028 (a)(r)	Upstart	10/12/2023	3,762	3,749	3,773
L4008380.SRDUP, 23.45%, 10/15/2028 (a)(r)	Upstart	10/12/2023	735	732	737
L4008385.SRDUP, 14.87%, 10/6/2028 (a)(r)	Upstart	10/12/2023	3,497	3,485	3,483
L4008387.SRDUP, 18.96%, 10/6/2028 (a)(r)	Upstart	10/12/2023	2,117	2,109	2,110
L4008409.SRDUP, 21.11%, 10/6/2028 (a)(r)	Upstart	10/12/2023	10,780	10,742	10,805
L4008451.SRDUP, 17.84%, 10/6/2028 (a)(r)	Upstart	10/12/2023	6,315	6,293	6,289
L4008452.SRDUP, 21.33%, 10/6/2028 (a)(r)	Upstart	10/12/2023	35,992	35,867	36,074

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

160	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
L4008507.SRDUP, 6.00%, 10/16/2028 (a)(n)(r)	Upstart	10/12/2023	$3,379	$3,368	$3,374
L4008508.SRDUP, 20.53%, 3/6/2027 (a)(n)(r)	Upstart	10/12/2023	9,349	9,302	9,319
L4008533.SRDUP, 20.84%, 10/6/2028 (a)(r)	Upstart	10/12/2023	3,291	3,280	3,308
L4008546.SRDUP, 11.15%, 10/6/2026 (a)(r)	Upstart	10/12/2023	853	852	853
L4008561.SRDUP, 22.42%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,959	1,952	1,963
L4008563.SRDUP, 20.43%, 10/6/2028 (a)(r)	Upstart	10/12/2023	9,938	9,904	9,975
L4008571.SRDUP, 22.06%, 10/6/2028 (a)(r)	Upstart	10/12/2023	36,175	36,049	36,280
L4008576.SRDUP, 17.03%, 10/6/2028 (a)(r)	Upstart	10/12/2023	976	973	972
L4008619.SRDUP, 13.75%, 10/21/2028 (a)(n)(r)	Upstart	10/12/2023	22,885	22,865	21,660
L4008663.SRDUP, 16.96%, 10/6/2026 (a)(r)	Upstart	10/12/2023	3,886	3,867	3,857
L4008676.SRDUP, 13.72%, 10/6/2026 (a)(r)	Upstart	10/12/2023	4,086	4,078	4,083
L4008679.SRDUP, 13.51%, 3/18/2029 (a)(n)(r)	Upstart	10/12/2023	41,029	40,968	37,856
L4008683.SRDUP, 13.46%, 10/6/2026 (a)(r)	Upstart	10/12/2023	4,788	4,779	4,781
L4008684.SRDUP, 19.68%, 10/6/2028 (a)(r)	Upstart	10/12/2023	17,783	17,723	17,710
L4008732.SRDUP, 20.94%, 10/6/2028 (a)(r)	Upstart	10/12/2023	35,892	35,768	36,001
L4008799.SRDUP, 17.73%, 10/6/2028 (a)(r)	Upstart	10/12/2023	4,767	4,750	4,783
L4009116.SRDUP, 23.47%, 10/6/2028 (a)(r)	Upstart	10/12/2023	3,942	3,928	3,952
L4009414.SRDUP, 17.39%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,377	2,375	2,372
L4009582.SRDUP, 23.38%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	9,456	9,415	9,492
L4009738.SRDUP, 12.18%, 10/6/2026 (a)(r)	Upstart	10/12/2023	12,691	12,669	12,673
L4009761.SRDUP, 19.74%, 10/6/2026 (a)(n)(r)	Upstart	10/12/2023	402	401	402
L4009943.SRDUP, 23.02%, 10/15/2028 (a)(r)	Upstart	10/13/2023	16,512	16,454	16,575
L4009993.SRDUP, 23.51%, 10/10/2028 (a)(r)	Upstart	10/13/2023	7,275	7,238	7,310
L4010071.SRDUP, 20.99%, 10/10/2028 (a)(r)	Upstart	10/13/2023	11,490	11,450	11,451
L4010303.SRDUP, 18.89%, 10/10/2028 (a)(r)	Upstart	10/13/2023	5,054	5,036	5,086
L4010443.SRDUP, 19.61%, 10/10/2028 (a)(r)	Upstart	10/13/2023	14,219	14,170	14,283
L4010561.SRDUP, 12.05%, 10/10/2028 (a)(r)	Upstart	10/13/2023	33,505	33,395	33,625
L4011063.SRDUP, 20.63%, 10/10/2028 (a)(r)	Upstart	10/13/2023	12,846	12,801	12,926
L4011105.SRDUP, 22.47%, 10/10/2028 (a)(r)	Upstart	10/13/2023	5,738	5,717	5,765
L4011139.SRDUP, 15.25%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,063	2,057	2,057
L4011207.SRDUP, 21.69%, 10/10/2028 (a)(r)	Upstart	10/13/2023	834	831	838
L4011229.SRDUP, 17.78%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,675	2,662	2,669
L4011256.SRDUP, 22.34%, 10/10/2028 (a)(r)	Upstart	10/13/2023	13,983	13,935	14,055
L4011423.SRDUP, 23.22%, 10/10/2028 (a)(r)	Upstart	10/13/2023	9,355	9,322	9,381
L4011503.SRDUP, 13.50%, 10/10/2028 (a)(r)	Upstart	10/13/2023	11,257	11,220	11,295
L4011526.SRDUP, 17.51%, 10/10/2028 (a)(r)	Upstart	10/13/2023	5,249	5,231	5,231
L4011587.SRDUP, 18.07%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	12,915	12,868	12,884
L4012063.SRDUP, 22.95%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,019	1,018	1,024
L4012174.SRDUP, 21.99%, 10/10/2028 (a)(r)	Upstart	10/13/2023	5,062	5,045	5,082
L4012445.SRDUP, 21.66%, 10/10/2026 (a)(r)	Upstart	10/13/2023	1,709	1,706	1,711
L4012536.SRDUP, 21.94%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,176	2,168	2,184
L4012708.SRDUP, 11.54%, 10/10/2026 (a)(r)	Upstart	10/13/2023	1,117	1,116	1,118
L4012802.SRDUP, 14.60%, 10/10/2026 (a)(r)	Upstart	10/13/2023	7,520	7,507	7,513
L4012811.SRDUP, 20.16%, 10/15/2028 (a)(r)	Upstart	10/13/2023	2,433	2,431	2,444
L4012878.SRDUP, 22.72%, 10/10/2028 (a)(r)	Upstart	10/13/2023	16,356	16,299	16,417
L4012893.SRDUP, 13.34%, 10/10/2028 (a)(r)	Upstart	10/13/2023	17,026	16,970	17,094
L4012899.SRDUP, 14.84%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,307	2,299	2,302
L4012951.SRDUP, 20.55%, 10/10/2028 (a)(r)	Upstart	10/13/2023	8,088	8,061	8,061
L4013573.SRDUP, 15.30%, 10/10/2028 (a)(r)	Upstart	10/13/2023	10,319	10,309	10,285
L4014155.SRDUP, 15.84%, 10/10/2028 (a)(r)	Upstart	10/13/2023	34,541	34,425	34,471
L4014639.SRDUP, 11.40%, 10/10/2028 (a)(r)	Upstart	10/13/2023	11,285	11,248	11,314
L4014835.SRDUP, 24.03%, 10/17/2028 (a)(r)	Upstart	10/13/2023	8,205	8,200	8,245

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	161

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
L4015135.SRDUP, 20.62%, 10/10/2028 (a)(r)	Upstart	10/13/2023	$3,541	$3,524	$3,564
L4015484.SRDUP, 15.23%, 10/25/2028 (a)(r)	Upstart	10/13/2023	13,836	13,790	13,792
L4984825.SRDUP, 16.86%, 2/17/2030 (a)(r)	Upstart	2/05/2025	8,967	8,967	8,681
L4986572.SRDUP, 11.49%, 2/4/2030 (a)(r)	Upstart	2/06/2025	43,855	43,855	43,184
L4992465.SRDUP, 22.47%, 2/4/2030 (a)(n)(r)	Upstart	2/06/2025	45,506	45,506	43,436
L4995197.SRDUP, 20.69%, 2/17/2030 (a)(r)	Upstart	2/06/2025	5,266	5,266	5,014
L4996129.SRDUP, 23.26%, 2/3/2030 (a)(r)	Upstart	2/05/2025	2,837	2,846	2,636
L4996189.SRDUP, 18.50%, 2/3/2030 (a)(r)	Upstart	2/05/2025	9,115	9,115	8,659
L4996199.SRDUP, 19.67%, 2/3/2030 (a)(r)	Upstart	2/05/2025	23,701	23,701	22,516
L4996409.SRDUP, 22.96%, 2/3/2030 (a)(n)(r)	Upstart	2/05/2025	4,168	4,168	3,880
L4996413.SRDUP, 14.08%, 2/3/2028 (a)(r)	Upstart	2/05/2025	4,242	4,242	4,155
L4996433.SRDUP, 22.57%, 2/3/2030 (a)(r)	Upstart	2/05/2025	22,260	22,260	21,191
L4996448.SRDUP, 23.68%, 2/3/2030 (a)(r)	Upstart	2/05/2025	45,230	45,230	42,976
L4996550.SRDUP, 23.28%, 2/4/2030 (a)(r)	Upstart	2/06/2025	3,320	3,320	3,114
L4996556.SRDUP, 18.10%, 2/3/2030 (a)(r)	Upstart	2/05/2025	2,006	2,006	1,906
L4996735.SRDUP, 16.89%, 2/3/2030 (a)(r)	Upstart	2/05/2025	12,365	12,365	11,745
L4997295.SRDUP, 14.66%, 2/3/2030 (a)(r)	Upstart	2/05/2025	14,136	14,136	13,679
L4997333.SRDUP, 22.92%, 2/3/2030 (a)(r)	Upstart	2/05/2025	12,902	12,902	12,097
L4997514.SRDUP, 25.92%, 2/3/2030 (a)(r)	Upstart	2/05/2025	4,451	4,451	4,132
L4997676.SRDUP, 20.23%, 2/3/2030 (a)(n)(r)	Upstart	2/05/2025	7,251	7,251	1,350
L4997805.SRDUP, 21.12%, 2/4/2030 (a)(r)	Upstart	2/06/2025	2,111	2,111	2,007
L4997897.SRDUP, 13.43%, 2/3/2030 (a)(r)	Upstart	2/05/2025	6,941	6,941	6,714
L4998181.SRDUP, 18.95%, 2/4/2030 (a)(r)	Upstart	2/06/2025	4,110	4,110	3,905
L4998215.SRDUP, 22.91%, 2/4/2030 (a)(r)	Upstart	2/06/2025	17,117	17,117	16,064
L4998216.SRDUP, 19.38%, 2/4/2030 (a)(n)(r)	Upstart	2/06/2025	7,716	7,716	7,336
L4998224.SRDUP, 18.39%, 2/4/2030 (a)(n)(r)	Upstart	2/06/2025	3,049	3,049	1,413
L4998361.SRDUP, 14.84%, 2/4/2030 (a)(r)	Upstart	2/06/2025	16,641	16,641	16,108
L4998475.SRDUP, 22.22%, 2/19/2030 (a)(r)	Upstart	2/06/2025	4,601	4,601	4,315
L4998509.SRDUP, 15.41%, 2/4/2030 (a)(r)	Upstart	2/06/2025	6,885	6,885	6,662
L4998545.SRDUP, 17.15%, 2/4/2030 (a)(r)	Upstart	2/06/2025	3,662	3,662	3,546
L4998555.SRDUP, 18.95%, 2/4/2030 (a)(r)	Upstart	2/06/2025	25,580	25,580	24,307
L4998564.SRDUP, 23.03%, 2/4/2030 (a)(r)	Upstart	2/06/2025	5,254	5,271	4,882
L4998589.SRDUP, 16.79%, 2/4/2030 (a)(r)	Upstart	2/06/2025	6,090	6,090	5,894
L4998620.SRDUP, 14.42%, 2/4/2030 (a)(r)	Upstart	2/06/2025	3,524	3,524	3,410
L4998678.SRDUP, 22.75%, 2/4/2030 (a)(r)	Upstart	2/06/2025	3,317	3,317	3,081
L4998689.SRDUP, 14.47%, 2/4/2030 (a)(r)	Upstart	2/06/2025	1,536	1,536	1,487
L4998724.SRDUP, 23.11%, 2/4/2030 (a)(r)	Upstart	2/06/2025	3,135	3,145	2,912
L4998755.SRDUP, 21.71%, 2/4/2030 (a)(r)	Upstart	2/06/2025	14,707	14,754	13,977
L4998759.SRDUP, 21.75%, 2/4/2030 (a)(r)	Upstart	2/06/2025	2,574	2,574	2,414
L4998862.SRDUP, 19.21%, 2/4/2030 (a)(r)	Upstart	2/06/2025	3,806	3,806	3,619
L4999526.SRDUP, 15.97%, 2/4/2028 (a)(n)(r)	Upstart	2/06/2025	914	914	103
L4999622.SRDUP, 14.67%, 2/4/2028 (a)(r)	Upstart	2/06/2025	893	893	859
L4999762.SRDUP, 22.63%, 2/4/2030 (a)(r)	Upstart	2/06/2025	5,122	5,122	4,807
L4999839.SRDUP, 17.96%, 2/4/2030 (a)(r)	Upstart	2/06/2025	6,745	6,745	6,528
L4999967.SRDUP, 19.67%, 2/4/2030 (a)(n)(r)	Upstart	2/06/2025	983	983	934
L5000074.SRDUP, 21.69%, 2/4/2030 (a)(r)	Upstart	2/06/2025	43,202	43,202	40,511
L5000089.SRDUP, 19.14%, 2/4/2030 (a)(r)	Upstart	2/06/2025	2,285	2,285	2,171
L5000108.SRDUP, 18.57%, 2/4/2030 (a)(r)	Upstart	2/06/2025	2,008	2,008	1,908
L5000422.SRDUP, 22.39%, 2/4/2030 (a)(r)	Upstart	2/06/2025	9,117	9,117	8,568
L5000484.SRDUP, 13.06%, 2/4/2030 (a)(r)	Upstart	2/06/2025	14,011	14,011	13,557
L5000570.SRDUP, 16.27%, 2/4/2028 (a)(r)	Upstart	2/06/2025	899	899	864
L5001154.SRDUP, 23.12%, 2/4/2030 (a)(r)	Upstart	2/06/2025	10,603	10,603	9,851

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

162	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
L5001203.SRDUP, 19.58%, 2/4/2028 (a)(r)	Upstart	2/06/2025	$3,337	$3,338	$3,195
L5001260.SRDUP, 13.35%, 2/4/2030 (a)(r)	Upstart	2/06/2025	2,794	2,794	2,751
L5001566.SRDUP, 15.96%, 2/5/2028 (a)(r)	Upstart	2/09/2025	898	898	863
L5001696.SRDUP, 24.32%, 2/5/2030 (a)(r)	Upstart	2/09/2025	2,989	2,989	2,779
L5001710.SRDUP, 19.81%, 2/5/2030 (a)(n)(r)	Upstart	2/09/2025	1,075	1,075	281
L5001801.SRDUP, 19.52%, 2/5/2030 (a)(n)(r)	Upstart	2/09/2025	1,904	1,904	1,810
L5001817.SRDUP, 25.93%, 2/5/2030 (a)(r)	Upstart	2/09/2025	6,630	6,630	6,167
L5001851.SRDUP, 23.22%, 2/6/2030 (a)(r)	Upstart	2/10/2025	4,529	4,529	4,260
L5001861.SRDUP, 23.16%, 2/16/2030 (a)(r)	Upstart	2/09/2025	14,857	14,857	13,847
L5001874.SRDUP, 23.16%, 7/15/2030 (a)(n)(r)	Upstart	2/09/2025	15,486	15,486	13,958
L5002548.SRDUP, 18.20%, 2/5/2030 (a)(r)	Upstart	2/09/2025	35,751	35,751	33,979
L5002604.SRDUP, 17.02%, 2/5/2030 (a)(r)	Upstart	2/09/2025	7,913	7,913	7,659
L5002731.SRDUP, 18.22%, 2/5/2030 (a)(r)	Upstart	2/09/2025	2,006	2,006	1,907
L5002759.SRDUP, 21.01%, 2/5/2030 (a)(r)	Upstart	2/09/2025	2,126	2,126	2,025
L5002914.SRDUP, 22.66%, 2/5/2030 (a)(r)	Upstart	2/09/2025	2,765	2,765	2,594
L5002945.SRDUP, 18.87%, 2/5/2030 (a)(r)	Upstart	2/09/2025	1,187	1,187	1,129
L5002954.SRDUP, 21.76%, 2/5/2030 (a)(r)	Upstart	2/09/2025	2,206	2,206	2,070
L5002967.SRDUP, 23.21%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	43,719	43,719	20,986
L5002980.SRDUP, 21.31%, 2/5/2030 (a)(r)	Upstart	2/09/2025	2,112	2,112	2,008
L5002993.SRDUP, 12.30%, 2/5/2030 (a)(r)	Upstart	2/09/2025	1,348	1,348	1,304
L5002995.SRDUP, 21.40%, 2/5/2030 (a)(r)	Upstart	2/09/2025	28,345	28,345	26,958
L5003003.SRDUP, 19.30%, 2/5/2030 (a)(r)	Upstart	2/09/2025	13,258	13,258	12,432
L5003044.SRDUP, 22.29%, 2/5/2030 (a)(r)	Upstart	2/09/2025	41,877	41,878	39,285
L5003046.SRDUP, 16.61%, 2/5/2030 (a)(n)(r)	Upstart	2/09/2025	20,356	20,427	5,103
L5003078.SRDUP, 19.36%, 2/5/2028 (a)(r)	Upstart	2/09/2025	1,565	1,565	1,495
L5003132.SRDUP, 22.27%, 2/5/2030 (a)(r)	Upstart	2/09/2025	8,370	8,370	7,781
L5003133.SRDUP, 22.93%, 2/5/2030 (a)(r)	Upstart	2/09/2025	41,473	41,473	38,551
L5003435.SRDUP, 19.77%, 2/5/2030 (a)(n)(r)	Upstart	2/09/2025	1,056	1,056	1,033
L5003629.SRDUP, 15.74%, 2/5/2030 (a)(n)(r)	Upstart	2/09/2025	28,033	28,033	27,131
L5003862.SRDUP, 18.88%, 2/5/2030 (a)(r)	Upstart	2/09/2025	5,481	5,498	5,139
L5003866.SRDUP, 23.25%, 2/5/2030 (a)(r)	Upstart	2/09/2025	2,582	2,590	2,423
L5003925.SRDUP, 13.80%, 2/5/2028 (a)(r)	Upstart	2/09/2025	2,109	2,109	2,067
L5003993.SRDUP, 23.01%, 2/5/2030 (a)(n)(r)	Upstart	2/09/2025	10,278	10,278	2,030
L5004054.SRDUP, 18.78%, 2/5/2030 (a)(r)	Upstart	2/09/2025	9,801	9,801	9,320
L5004069.SRDUP, 18.85%, 2/5/2030 (a)(r)	Upstart	2/09/2025	34,161	34,161	32,470
L5004114.SRDUP, 14.76%, 2/18/2030 (a)(r)	Upstart	2/09/2025	38,001	38,001	36,792
L5004620.SRDUP, 18.67%, 2/5/2030 (a)(n)(r)	Upstart	2/09/2025	4,931	4,931	4,686
L5004849.SRDUP, 22.69%, 2/6/2030 (a)(r)	Upstart	2/10/2025	4,947	4,947	4,646
L5006362.SRDUP, 19.82%, 2/6/2030 (a)(r)	Upstart	2/10/2025	5,492	5,491	5,318
L5006424.SRDUP, 13.26%, 2/6/2030 (a)(n)(r)	Upstart	2/10/2025	29,107	29,107	28,170
L5006467.SRDUP, 24.33%, 2/6/2030 (a)(r)	Upstart	2/10/2025	1,109	1,109	1,055
L5006674.SRDUP, 18.76%, 2/6/2030 (a)(r)	Upstart	2/10/2025	3,196	3,206	3,095
L5006686.SRDUP, 24.28%, 2/6/2030 (a)(r)	Upstart	2/10/2025	2,961	2,961	2,822
L5006720.SRDUP, 15.17%, 2/6/2028 (a)(r)	Upstart	2/10/2025	896	896	856
L5006993.SRDUP, 19.83%, 2/6/2030 (a)(r)	Upstart	2/10/2025	1,411	1,411	1,361
L5007009.SRDUP, 15.38%, 2/6/2030 (a)(r)	Upstart	2/10/2025	874	874	846
L5007014.SRDUP, 23.91%, 2/6/2030 (a)(r)	Upstart	2/10/2025	2,017	2,017	1,878
L5007449.SRDUP, 21.93%, 2/6/2030 (a)(r)	Upstart	2/10/2025	22,992	22,992	21,862
L5007462.SRDUP, 16.22%, 2/6/2030 (a)(r)	Upstart	2/10/2025	19,789	19,789	19,155
L5007512.SRDUP, 16.15%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,997	1,997	1,933
L5007750.SRDUP, 23.18%, 2/6/2030 (a)(r)	Upstart	2/10/2025	993	996	926
L5007898.SRDUP, 23.22%, 2/6/2030 (a)(r)	Upstart	2/10/2025	6,548	6,548	6,089

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	163

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
L5007953.SRDUP, 19.84%, 2/6/2028 (a)(r)	Upstart	2/10/2025	$4,124	$4,124	$3,967
L5008195.SRDUP, 20.78%, 2/7/2030 (a)(r)	Upstart	2/11/2025	9,082	9,082	8,638
L5008303.SRDUP, 14.54%, 2/7/2028 (a)(n)(r)	Upstart	2/11/2025	777	777	748
L5008312.SRDUP, 21.52%, 2/7/2030 (a)(r)	Upstart	2/11/2025	2,205	2,205	2,097
L5008313.SRDUP, 18.21%, 2/7/2030 (a)(r)	Upstart	2/11/2025	5,107	5,107	4,945
L5008338.SRDUP, 23.27%, 2/7/2030 (a)(r)	Upstart	2/11/2025	22,042	22,042	20,510
L5008345.SRDUP, 25.19%, 2/7/2030 (a)(r)	Upstart	2/11/2025	14,704	14,704	14,133
L5008349.SRDUP, 16.52%, 2/7/2030 (a)(r)	Upstart	2/11/2025	3,997	4,009	3,870
L5008362.SRDUP, 21.47%, 2/7/2030 (a)(r)	Upstart	2/11/2025	10,014	10,046	9,525
L5008386.SRDUP, 17.38%, 2/7/2030 (a)(r)	Upstart	2/11/2025	8,436	8,436	8,168
L5008426.SRDUP, 23.19%, 2/7/2030 (a)(r)	Upstart	2/11/2025	7,377	7,377	6,864
L5008427.SRDUP, 25.68%, 2/7/2030 (a)(r)	Upstart	2/11/2025	22,545	22,592	20,982
L5008431.SRDUP, 15.91%, 2/7/2030 (a)(r)	Upstart	2/11/2025	2,864	2,864	2,787
L5008454.SRDUP, 23.30%, 2/7/2030 (a)(r)	Upstart	2/11/2025	3,689	3,689	3,464
L5008503.SRDUP, 15.43%, 2/7/2028 (a)(r)	Upstart	2/11/2025	5,135	5,135	4,940
L5008504.SRDUP, 19.08%, 2/7/2028 (a)(r)	Upstart	2/11/2025	6,586	6,585	6,293
L5008523.SRDUP, 22.63%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,382	1,382	1,314
L5008549.SRDUP, 19.55%, 2/7/2030 (a)(r)	Upstart	2/11/2025	39,796	39,796	37,847
L5008557.SRDUP, 18.35%, 2/7/2030 (a)(r)	Upstart	2/11/2025	5,200	5,200	4,945
L5008568.SRDUP, 21.72%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,558	1,563	1,463
L5008574.SRDUP, 15.30%, 7/7/2028 (a)(n)(r)	Upstart	2/11/2025	3,189	3,189	3,068
L5008593.SRDUP, 17.54%, 2/7/2030 (a)(r)	Upstart	2/11/2025	5,008	5,008	4,762
L5008595.SRDUP, 15.72%, 2/7/2030 (a)(r)	Upstart	2/11/2025	4,642	4,657	4,496
L5008608.SRDUP, 17.34%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,547	1,547	1,498
L5008668.SRDUP, 22.42%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,842	1,842	1,752
L5008671.SRDUP, 19.90%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,105	1,105	1,052
L5008741.SRDUP, 18.82%, 2/7/2030 (a)(r)	Upstart	2/11/2025	5,206	5,206	4,951
L5008893.SRDUP, 23.18%, 2/7/2030 (a)(r)	Upstart	2/11/2025	9,279	9,279	8,657
L5008928.SRDUP, 13.16%, 2/7/2028 (a)(r)	Upstart	2/11/2025	1,782	1,782	1,747
L5009165.SRDUP, 23.14%, 2/7/2030 (a)(r)	Upstart	2/11/2025	922	922	866
L5009355.SRDUP, 21.23%, 2/7/2030 (a)(r)	Upstart	2/11/2025	4,448	4,448	4,243
L5009517.SRDUP, 14.75%, 7/7/2028 (a)(n)(r)	Upstart	2/11/2025	17,519	17,519	16,872
L5009591.SRDUP, 19.50%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,464	1,464	1,392
L5009611.SRDUP, 23.10%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	5,174	5,174	4,814
L5009735.SRDUP, 12.57%, 2/7/2030 (a)(r)	Upstart	2/11/2025	4,317	4,317	4,252
L5009759.SRDUP, 10.80%, 2/7/2030 (a)(r)	Upstart	2/11/2025	4,655	4,655	4,582
L5009785.SRDUP, 21.94%, 2/7/2030 (a)(r)	Upstart	2/11/2025	10,484	10,484	9,842
L5009790.SRDUP, 15.19%, 2/7/2030 (a)(r)	Upstart	2/11/2025	18,108	18,108	17,529
L5009807.SRDUP, 21.02%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	4,319	4,319	377
L5009816.SRDUP, 23.21%, 2/7/2030 (a)(r)	Upstart	2/11/2025	2,121	2,121	1,991
L5009820.SRDUP, 17.42%, 2/7/2030 (a)(r)	Upstart	2/11/2025	2,227	2,227	2,157
L5009927.SRDUP, 22.97%, 2/7/2030 (a)(r)	Upstart	2/11/2025	2,112	2,112	1,983
L5009972.SRDUP, 13.33%, 2/7/2028 (a)(r)	Upstart	2/11/2025	891	891	857
L5010013.SRDUP, 22.73%, 2/7/2030 (a)(r)	Upstart	2/11/2025	2,579	2,579	2,422
L5010060.SRDUP, 19.77%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	5,052	5,052	4,807
L5010078.SRDUP, 18.70%, 2/7/2030 (a)(r)	Upstart	2/11/2025	609	609	590
L5010083.SRDUP, 20.75%, 2/7/2030 (a)(r)	Upstart	2/11/2025	5,850	5,850	5,595
L5010084.SRDUP, 17.89%, 2/7/2030 (a)(r)	Upstart	2/11/2025	45,566	45,566	44,120
L5010089.SRDUP, 19.03%, 2/7/2030 (a)(r)	Upstart	2/11/2025	7,776	7,776	7,399
L5010090.SRDUP, 22.93%, 2/7/2030 (a)(r)	Upstart	2/11/2025	4,537	4,537	4,261
L5010109.SRDUP, 22.80%, 2/7/2030 (a)(r)	Upstart	2/11/2025	2,764	2,764	2,595
L5010128.SRDUP, 23.13%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	5,316	5,316	2,558

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

164	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
L5010139.SRDUP, 12.64%, 2/7/2028 (a)(r)	Upstart	2/11/2025	$4,181	$4,181	$4,100
L5010145.SRDUP, 23.14%, 2/7/2028 (a)(r)	Upstart	2/11/2025	4,160	4,160	3,974
L5010147.SRDUP, 23.22%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,570	1,570	1,465
L5010156.SRDUP, 20.66%, 2/7/2030 (a)(r)	Upstart	2/11/2025	3,113	3,113	2,924
L5010167.SRDUP, 19.36%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	3,181	3,192	598
L5010169.SRDUP, 18.49%, 2/7/2030 (a)(r)	Upstart	2/11/2025	3,012	3,012	2,916
L5010177.SRDUP, 20.66%, 2/7/2030 (a)(r)	Upstart	2/11/2025	2,109	2,109	1,980
L5010180.SRDUP, 21.16%, 2/7/2030 (a)(r)	Upstart	2/11/2025	13,734	13,734	13,063
L5010193.SRDUP, 23.23%, 2/7/2030 (a)(r)	Upstart	2/11/2025	3,434	3,434	3,231
L5010218.SRDUP, 21.07%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	4,958	4,958	4,802
L5010221.SRDUP, 23.03%, 2/7/2030 (a)(r)	Upstart	2/11/2025	3,120	3,120	2,905
L5010233.SRDUP, 16.18%, 2/7/2028 (a)(r)	Upstart	2/11/2025	3,920	3,920	3,771
L5010251.SRDUP, 18.06%, 2/7/2030 (a)(r)	Upstart	2/11/2025	409	409	405
L5010329.SRDUP, 23.23%, 2/7/2030 (a)(r)	Upstart	2/11/2025	5,349	5,349	5,022
L5010330.SRDUP, 21.97%, 2/7/2030 (a)(r)	Upstart	2/11/2025	2,391	2,391	2,274
L5010331.SRDUP, 19.69%, 2/7/2030 (a)(r)	Upstart	2/11/2025	45,757	45,757	43,517
L5010335.SRDUP, 17.98%, 2/7/2030 (a)(r)	Upstart	2/11/2025	9,900	9,900	9,415
L5010344.SRDUP, 21.49%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,194	1,194	1,136
L5010386.SRDUP, 17.80%, 2/7/2030 (a)(r)	Upstart	2/11/2025	6,345	6,365	6,145
L5010566.SRDUP, 19.32%, 2/7/2030 (a)(r)	Upstart	2/11/2025	12,408	12,408	11,802
L5010619.SRDUP, 26.19%, 2/12/2030 (a)(r)	Upstart	2/11/2025	13,780	13,780	12,856
L5010641.SRDUP, 21.28%, 2/7/2030 (a)(r)	Upstart	2/11/2025	917	917	872
L5010695.SRDUP, 16.04%, 2/7/2030 (a)(r)	Upstart	2/11/2025	2,292	2,292	2,221
L5010700.SRDUP, 15.03%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,354	1,354	1,333
L5010707.SRDUP, 21.42%, 2/7/2030 (a)(r)	Upstart	2/11/2025	2,680	2,680	2,551
L5010713.SRDUP, 24.34%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,701	1,701	1,598
L5010735.SRDUP, 15.07%, 2/7/2030 (a)(r)	Upstart	2/11/2025	38,017	38,017	36,801
L5010736.SRDUP, 19.17%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	2,009	2,009	1,945
L5164054.SRDUP, 13.57%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,484	1,484	1,437
L5173492.SRDUP, 19.23%, 4/3/2030 (a)(r)	Upstart	4/07/2025	4,594	4,594	4,370
L5175703.SRDUP, 20.15%, 4/2/2030 (a)(r)	Upstart	4/06/2025	25,744	25,744	24,432
L5175910.SRDUP, 11.01%, 4/18/2030 (a)(n)(r)	Upstart	4/07/2025	41,714	41,714	41,046
L5176041.SRDUP, 15.86%, 4/2/2030 (a)(r)	Upstart	4/06/2025	15,926	15,926	15,408
L5176178.SRDUP, 14.76%, 4/2/2030 (a)(r)	Upstart	4/06/2025	23,247	23,247	22,510
L5176849.SRDUP, 14.38%, 4/3/2030 (a)(r)	Upstart	4/07/2025	8,327	8,327	8,057
L5176866.SRDUP, 26.14%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,028	2,028	1,897
L5176890.SRDUP, 20.28%, 4/3/2030 (a)(r)	Upstart	4/07/2025	10,560	10,560	9,961
L5176924.SRDUP, 20.87%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,723	2,723	2,584
L5176972.SRDUP, 21.46%, 4/3/2030 (a)(r)	Upstart	4/07/2025	5,364	5,364	5,078
L5176999.SRDUP, 19.54%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,222	1,222	1,162
L5177018.SRDUP, 23.08%, 4/3/2030 (a)(r)	Upstart	4/07/2025	7,977	7,977	7,533
L5177024.SRDUP, 22.66%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,169	2,169	2,053
L5177044.SRDUP, 15.67%, 4/3/2030 (a)(r)	Upstart	4/07/2025	20,781	20,781	20,113
L5177059.SRDUP, 11.48%, 4/3/2030 (a)(r)	Upstart	4/07/2025	5,913	5,913	5,818
L5177104.SRDUP, 23.54%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,459	1,459	1,379
L5177105.SRDUP, 25.26%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,610	1,610	1,509
L5177120.SRDUP, 16.69%, 4/3/2028 (a)(n)(r)	Upstart	4/07/2025	2,223	2,223	1,212
L5177137.SRDUP, 21.63%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	2,578	2,587	2,434
L5177154.SRDUP, 15.32%, 4/3/2030 (a)(r)	Upstart	4/07/2025	4,189	4,189	4,057
L5177160.SRDUP, 17.47%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,506	1,505	1,459
L5177163.SRDUP, 21.50%, 4/3/2030 (a)(r)	Upstart	4/07/2025	47,059	47,059	44,545
L5177171.SRDUP, 14.42%, 4/3/2028 (a)(r)	Upstart	4/07/2025	13,728	13,728	13,243

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	165

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
L5177179.SRDUP, 18.27%, 4/3/2030 (a)(r)	Upstart	4/07/2025	$6,084	$6,084	$5,786
L5177213.SRDUP, 10.83%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,952	2,952	2,913
L5177226.SRDUP, 23.13%, 4/15/2028 (a)(r)	Upstart	4/07/2025	5,302	5,302	5,080
L5177229.SRDUP, 13.40%, 4/3/2030 (a)(r)	Upstart	4/07/2025	45,516	45,661	44,033
L5177245.SRDUP, 10.29%, 4/3/2028 (a)(r)	Upstart	4/07/2025	2,293	2,293	2,272
L5177265.SRDUP, 23.23%, 4/3/2030 (a)(r)	Upstart	4/07/2025	3,209	3,209	3,009
L5177280.SRDUP, 18.72%, 4/3/2030 (a)(r)	Upstart	4/07/2025	5,620	5,620	5,346
L5177282.SRDUP, 23.57%, 4/3/2030 (a)(r)	Upstart	4/07/2025	7,555	7,555	7,154
L5177288.SRDUP, 12.44%, 4/3/2030 (a)(r)	Upstart	4/07/2025	11,293	11,293	11,115
L5177293.SRDUP, 22.41%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,918	2,918	2,753
L5177295.SRDUP, 21.23%, 4/3/2030 (a)(r)	Upstart	4/07/2025	3,951	3,951	3,740
L5177335.SRDUP, 14.72%, 4/3/2030 (a)(r)	Upstart	4/07/2025	19,526	19,526	18,910
L5177347.SRDUP, 20.33%, 4/3/2030 (a)(r)	Upstart	4/07/2025	792	792	762
L5177368.SRDUP, 25.90%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,844	2,844	2,667
L5177376.SRDUP, 18.46%, 4/3/2028 (a)(r)	Upstart	4/07/2025	2,347	2,346	2,248
L5177389.SRDUP, 19.78%, 4/3/2028 (a)(r)	Upstart	4/07/2025	11,388	11,388	10,889
L5177399.SRDUP, 22.25%, 4/3/2030 (a)(r)	Upstart	4/07/2025	5,372	5,371	5,085
L5177405.SRDUP, 16.64%, 4/3/2028 (a)(r)	Upstart	4/07/2025	1,110	1,110	1,089
L5177406.SRDUP, 16.36%, 4/3/2028 (a)(r)	Upstart	4/07/2025	9,434	9,434	9,118
L5177430.SRDUP, 24.49%, 4/3/2028 (a)(r)	Upstart	4/07/2025	20,957	20,957	19,628
L5177464.SRDUP, 23.27%, 4/3/2030 (a)(r)	Upstart	4/07/2025	4,803	4,803	4,533
L5177738.SRDUP, 22.33%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	1,829	1,829	1,727
L5178112.SRDUP, 23.75%, 4/3/2030 (a)(r)	Upstart	4/07/2025	11,336	11,373	10,629
L5178228.SRDUP, 20.90%, 4/3/2030 (a)(r)	Upstart	4/07/2025	5,588	5,588	5,421
L5178245.SRDUP, 12.89%, 4/3/2028 (a)(r)	Upstart	4/07/2025	1,890	1,890	1,859
L5178490.SRDUP, 26.08%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	6,282	6,282	1,805
L5178656.SRDUP, 19.40%, 4/3/2030 (a)(r)	Upstart	4/07/2025	4,126	4,126	3,926
L5178690.SRDUP, 23.62%, 4/3/2030 (a)(r)	Upstart	4/07/2025	5,174	5,174	4,834
L5178697.SRDUP, 15.70%, 4/3/2030 (a)(r)	Upstart	4/07/2025	19,099	19,099	18,500
L5178703.SRDUP, 24.79%, 4/3/2030 (a)(r)	Upstart	4/07/2025	36,901	36,901	34,603
L5178794.SRDUP, 14.67%, 4/3/2030 (a)(r)	Upstart	4/07/2025	4,091	4,091	3,962
L5178803.SRDUP, 15.94%, 4/3/2028 (a)(r)	Upstart	4/07/2025	9,425	9,425	9,110
L5178838.SRDUP, 10.52%, 4/3/2030 (a)(r)	Upstart	4/07/2025	24,410	24,410	24,080
L5178851.SRDUP, 23.11%, 4/3/2030 (a)(r)	Upstart	4/07/2025	3,572	3,572	3,377
L5178870.SRDUP, 18.57%, 4/3/2030 (a)(r)	Upstart	4/07/2025	3,186	3,186	3,088
L5178871.SRDUP, 20.32%, 4/3/2028 (a)(r)	Upstart	4/07/2025	758	758	733
L5178884.SRDUP, 22.90%, 4/3/2030 (a)(r)	Upstart	4/07/2025	5,472	5,472	5,181
L5178907.SRDUP, 21.92%, 4/3/2030 (a)(r)	Upstart	4/07/2025	10,266	10,299	9,772
L5178909.SRDUP, 18.00%, 4/3/2030 (a)(r)	Upstart	4/07/2025	24,510	24,589	23,751
L5178925.SRDUP, 21.65%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	2,665	2,665	1,226
L5178931.SRDUP, 17.06%, 4/3/2030 (a)(r)	Upstart	4/07/2025	3,082	3,092	2,986
L5178944.SRDUP, 23.27%, 4/3/2030 (a)(r)	Upstart	4/07/2025	4,248	4,248	4,022
L5178967.SRDUP, 22.46%, 4/3/2030 (a)(r)	Upstart	4/07/2025	16,497	16,497	15,467
L5178969.SRDUP, 23.81%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,740	2,749	2,595
L5178970.SRDUP, 23.26%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	5,145	5,145	748
L5178974.SRDUP, 17.28%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,019	1,019	988
L5178976.SRDUP, 13.16%, 4/3/2028 (a)(r)	Upstart	4/07/2025	3,438	3,448	3,382
L5178978.SRDUP, 12.81%, 4/3/2028 (a)(r)	Upstart	4/07/2025	892	892	877
L5178993.SRDUP, 19.80%, 4/3/2030 (a)(r)	Upstart	4/07/2025	21,527	21,526	20,496
L5179039.SRDUP, 17.86%, 4/3/2030 (a)(r)	Upstart	4/07/2025	35,637	35,637	33,892
L5179314.SRDUP, 14.89%, 4/3/2030 (a)(r)	Upstart	4/07/2025	9,766	9,766	9,458
L5179315.SRDUP, 21.43%, 4/3/2030 (a)(r)	Upstart	4/07/2025	13,647	13,647	12,887

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

166	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
L5179326.SRDUP, 25.43%, 4/3/2030 (a)(r)	Upstart	4/07/2025	$18,564	$18,564	$17,585
L5179329.SRDUP, 18.68%, 4/3/2028 (a)(r)	Upstart	4/07/2025	1,914	1,914	1,833
L5179333.SRDUP, 16.49%, 4/3/2028 (a)(r)	Upstart	4/07/2025	4,329	4,329	4,184
L5179415.SRDUP, 18.95%, 4/3/2028 (a)(r)	Upstart	4/07/2025	870	870	834
L5179451.SRDUP, 20.04%, 4/3/2030 (a)(r)	Upstart	4/07/2025	8,683	8,683	8,417
L5179493.SRDUP, 16.70%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	20,836	20,836	20,169
L5179532.SRDUP, 19.75%, 4/5/2030 (a)(r)	Upstart	4/07/2025	46,216	46,216	43,972
L5179616.SRDUP, 16.68%, 4/3/2030 (a)(r)	Upstart	4/07/2025	3,733	3,733	3,616
L5179828.SRDUP, 20.61%, 4/3/2030 (a)(r)	Upstart	4/07/2025	46,990	46,990	44,716
L5179837.SRDUP, 24.31%, 4/3/2030 (a)(r)	Upstart	4/07/2025	29,310	29,310	27,759
L5179855.SRDUP, 22.93%, 4/3/2030 (a)(r)	Upstart	4/07/2025	230	230	229
L5179861.SRDUP, 16.42%, 4/3/2030 (a)(r)	Upstart	4/07/2025	13,920	13,920	13,474
L5179870.SRDUP, 18.27%, 4/3/2030 (a)(r)	Upstart	4/07/2025	25,563	25,563	24,257
L5179880.SRDUP, 20.16%, 4/3/2028 (a)(r)	Upstart	4/07/2025	17,446	17,446	16,713
L5179882.SRDUP, 19.59%, 4/3/2028 (a)(r)	Upstart	4/07/2025	5,838	5,838	5,592
L5180255.SRDUP, 22.93%, 4/3/2030 (a)(r)	Upstart	4/07/2025	3,208	3,208	3,007
L5180270.SRDUP, 18.52%, 4/3/2028 (a)(r)	Upstart	4/07/2025	4,956	4,956	4,747
L5180389.SRDUP, 18.75%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,967	1,967	1,871
L5180590.SRDUP, 16.32%, 4/3/2028 (a)(r)	Upstart	4/07/2025	10,017	10,039	9,668
L5180652.SRDUP, 18.20%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,123	1,123	1,068
L5180720.SRDUP, 23.06%, 4/3/2030 (a)(r)	Upstart	4/07/2025	10,285	10,285	9,793
L5180908.SRDUP, 21.03%, 4/3/2030 (a)(r)	Upstart	4/07/2025	5,267	5,267	4,985
L5180945.SRDUP, 19.93%, 4/3/2030 (a)(r)	Upstart	4/07/2025	42,683	42,683	40,492
L5181201.SRDUP, 15.77%, 4/4/2028 (a)(r)	Upstart	4/08/2025	3,285	3,295	3,175
L5181218.SRDUP, 10.67%, 4/4/2028 (a)(r)	Upstart	4/08/2025	2,564	2,564	2,523
L5181238.SRDUP, 15.85%, 4/4/2030 (a)(n)(r)	Upstart	4/08/2025	3,645	3,645	3,531
L5181286.SRDUP, 22.62%, 4/4/2030 (a)(r)	Upstart	4/08/2025	3,206	3,206	3,036
L5181325.SRDUP, 14.19%, 4/4/2028 (a)(r)	Upstart	4/08/2025	12,578	12,578	12,374
L5181351.SRDUP, 19.97%, 4/4/2030 (a)(r)	Upstart	4/08/2025	2,596	2,596	2,495
L5181408.SRDUP, 16.97%, 4/4/2030 (a)(r)	Upstart	4/08/2025	5,042	5,042	4,886
L5181438.SRDUP, 13.07%, 4/4/2030 (a)(r)	Upstart	4/08/2025	6,464	6,463	6,252
L5181448.SRDUP, 12.58%, 4/4/2028 (a)(r)	Upstart	4/08/2025	13,340	13,340	13,116
L5181470.SRDUP, 11.49%, 4/4/2030 (a)(r)	Upstart	4/08/2025	14,597	14,597	14,365
L5186062.SRDUP, 16.80%, 4/7/2028 (a)(r)	Upstart	4/09/2025	1,299	1,299	1,257
L5186108.SRDUP, 17.40%, 4/7/2028 (a)(r)	Upstart	4/09/2025	1,995	1,995	1,913
L5186197.SRDUP, 15.02%, 4/7/2028 (a)(r)	Upstart	4/09/2025	2,417	2,425	2,339
L5186235.SRDUP, 12.33%, 4/7/2028 (a)(r)	Upstart	4/09/2025	8,161	8,161	8,028
L5186529.SRDUP, 13.76%, 4/7/2028 (a)(r)	Upstart	4/09/2025	5,853	5,853	5,760
L5186698.SRDUP, 15.37%, 4/7/2028 (a)(r)	Upstart	4/09/2025	1,814	1,814	1,754
L5186856.SRDUP, 15.30%, 4/7/2030 (a)(r)	Upstart	4/09/2025	6,385	6,385	6,182
L5186908.SRDUP, 23.19%, 4/7/2030 (a)(n)(r)	Upstart	4/09/2025	2,431	2,431	697
L5187375.SRDUP, 22.44%, 4/7/2030 (a)(r)	Upstart	4/09/2025	3,299	3,299	3,128
L5187436.SRDUP, 14.00%, 4/7/2028 (a)(r)	Upstart	4/09/2025	2,917	2,917	2,817
L5187843.SRDUP, 19.47%, 4/7/2028 (a)(r)	Upstart	4/09/2025	8,711	8,711	8,428
L5187913.SRDUP, 18.19%, 4/7/2030 (a)(r)	Upstart	4/09/2025	14,505	14,505	13,810
L5188144.SRDUP, 14.96%, 4/7/2028 (a)(r)	Upstart	4/09/2025	2,732	2,732	2,639
L5188524.SRDUP, 16.54%, 4/7/2030 (a)(r)	Upstart	4/09/2025	5,194	5,211	5,031
L5188643.SRDUP, 22.83%, 4/7/2030 (a)(r)	Upstart	4/09/2025	42,446	42,446	40,243
L5189294.SRDUP, 21.27%, 4/7/2028 (a)(n)(r)	Upstart	4/09/2025	2,556	2,556	1,453
L5190129.SRDUP, 18.63%, 4/7/2030 (a)(r)	Upstart	4/09/2025	1,789	1,789	1,703
L5192052.SRDUP, 16.71%, 4/7/2030 (a)(r)	Upstart	4/09/2025	10,470	10,470	10,141
L5193012.SRDUP, 19.89%, 4/7/2030 (a)(r)	Upstart	4/09/2025	810	810	795

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	167

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
L5376859.SRDUP, 25.91%, 5/22/2030 (a)(r)	Upstart	5/27/2025	$1,628	$1,628	$1,549
L5377869.SRDUP, 22.77%, 5/22/2030 (a)(r)	Upstart	5/27/2025	20,976	20,976	20,062
L5378091.SRDUP, 23.67%, 5/22/2030 (a)(r)	Upstart	5/27/2025	6,878	6,895	6,691
L5378158.SRDUP, 10.76%, 5/22/2030 (a)(r)	Upstart	5/27/2025	14,506	14,506	14,288
L5378188.SRDUP, 23.15%, 5/22/2030 (a)(r)	Upstart	5/27/2025	1,908	1,908	1,825
L5378234.SRDUP, 10.54%, 5/22/2028 (a)(r)	Upstart	5/27/2025	3,694	3,694	3,661
L5378344.SRDUP, 13.35%, 5/22/2030 (a)(r)	Upstart	5/27/2025	1,222	1,222	1,204
L5378554.SRDUP, 14.53%, 5/22/2030 (a)(r)	Upstart	5/27/2025	21,964	21,964	21,351
L5378583.SRDUP, 15.95%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	40,820	40,820	39,642
L5378595.SRDUP, 16.61%, 5/22/2028 (a)(r)	Upstart	5/27/2025	2,045	2,045	1,990
L5378689.SRDUP, 12.38%, 5/22/2030 (a)(r)	Upstart	5/27/2025	20,364	20,364	19,787
L5378743.SRDUP, 16.07%, 5/22/2030 (a)(r)	Upstart	5/27/2025	15,106	15,106	14,690
L5379182.SRDUP, 24.36%, 5/22/2030 (a)(r)	Upstart	5/27/2025	13,472	13,517	12,890
L5379468.SRDUP, 21.16%, 5/22/2028 (a)(n)(r)	Upstart	5/27/2025	3,467	3,467	3,340
L5380041.SRDUP, 15.77%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	3,843	3,843	3,734
L5380132.SRDUP, 26.27%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	2,666	2,666	2,524
L5380421.SRDUP, 18.35%, 5/22/2030 (a)(r)	Upstart	5/27/2025	5,211	5,211	5,070
L5380651.SRDUP, 11.68%, 5/22/2030 (a)(r)	Upstart	5/27/2025	14,835	14,835	14,610
L5380906.SRDUP, 17.75%, 5/22/2030 (a)(r)	Upstart	5/27/2025	5,395	5,395	5,173
L5380964.SRDUP, 24.83%, 5/22/2030 (a)(r)	Upstart	5/27/2025	5,641	5,660	5,367
L5380966.SRDUP, 21.17%, 5/22/2030 (a)(r)	Upstart	5/27/2025	3,185	3,185	3,141
L5381034.SRDUP, 23.42%, 5/22/2030 (a)(r)	Upstart	5/27/2025	4,103	4,103	3,903
L5381306.SRDUP, 12.56%, 5/22/2028 (a)(r)	Upstart	5/27/2025	44,141	44,141	43,582
L5381427.SRDUP, 23.73%, 5/22/2030 (a)(r)	Upstart	5/27/2025	9,547	9,578	9,133
L5381482.SRDUP, 12.38%, 5/22/2028 (a)(r)	Upstart	5/27/2025	44,125	44,261	43,566
L5381589.SRDUP, 16.85%, 5/22/2028 (a)(r)	Upstart	5/27/2025	1,746	1,746	1,694
L5381651.SRDUP, 22.36%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	2,945	2,945	581
L5381660.SRDUP, 22.07%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	2,645	2,645	2,519
L5381761.SRDUP, 15.81%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	1,077	1,077	202
L5381775.SRDUP, 23.40%, 5/22/2030 (a)(r)	Upstart	5/27/2025	1,145	1,145	1,096
L5381917.SRDUP, 20.30%, 5/22/2030 (a)(r)	Upstart	5/27/2025	1,900	1,900	1,823
L5382103.SRDUP, 15.30%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	22,554	22,554	21,900
L5382161.SRDUP, 21.33%, 5/22/2030 (a)(r)	Upstart	5/27/2025	11,281	11,281	10,793
L5382210.SRDUP, 18.54%, 5/22/2030 (a)(r)	Upstart	5/27/2025	3,222	3,222	3,090
L5382220.SRDUP, 24.17%, 5/22/2030 (a)(r)	Upstart	5/27/2025	5,922	5,922	5,634
L5382274.SRDUP, 21.86%, 5/22/2030 (a)(r)	Upstart	5/27/2025	13,391	13,391	12,766
L5382329.SRDUP, 16.11%, 5/22/2028 (a)(r)	Upstart	5/27/2025	1,955	1,955	1,901
L5382349.SRDUP, 14.16%, 5/22/2030 (a)(r)	Upstart	5/27/2025	10,542	10,542	10,390
L5382362.SRDUP, 17.04%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	4,619	4,619	4,486
L5382437.SRDUP, 16.69%, 5/22/2030 (a)(r)	Upstart	5/27/2025	13,419	13,419	13,052
L5382539.SRDUP, 17.10%, 5/22/2030 (a)(r)	Upstart	5/27/2025	3,034	3,034	2,948
L5382718.SRDUP, 13.63%, 5/22/2028 (a)(r)	Upstart	5/27/2025	2,655	2,655	2,621
L5382730.SRDUP, 24.37%, 5/23/2030 (a)(r)	Upstart	5/28/2025	4,968	4,968	4,755
L5382744.SRDUP, 13.59%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	6,530	6,530	6,340
L5382794.SRDUP, 13.21%, 5/22/2028 (a)(r)	Upstart	5/27/2025	972	972	960
L5382812.SRDUP, 16.79%, 5/22/2028 (a)(r)	Upstart	5/27/2025	10,807	10,807	10,490
L5382911.SRDUP, 23.44%, 5/23/2030 (a)(r)	Upstart	5/28/2025	6,593	6,615	6,333
L5382973.SRDUP, 15.40%, 5/23/2030 (a)(r)	Upstart	5/28/2025	5,187	5,187	5,044
L5383174.SRDUP, 18.13%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	5,435	5,435	5,199
L5383450.SRDUP, 24.29%, 5/23/2030 (a)(r)	Upstart	5/28/2025	2,082	2,082	1,993
L5383698.SRDUP, 17.15%, 5/23/2028 (a)(n)(r)	Upstart	5/28/2025	7,043	7,043	6,834
L5383765.SRDUP, 22.74%, 6/7/2030 (a)(n)(r)	Upstart	5/28/2025	42,510	42,510	19,648

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

168	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
L5383780.SRDUP, 18.88%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	$9,406	$9,406	$8,993
L5383857.SRDUP, 21.58%, 5/23/2030 (a)(r)	Upstart	5/28/2025	4,975	4,975	4,763
L5383869.SRDUP, 18.05%, 5/23/2030 (a)(r)	Upstart	5/28/2025	5,303	5,303	5,086
L5383874.SRDUP, 19.53%, 5/23/2028 (a)(n)(r)	Upstart	5/28/2025	1,693	1,693	201
L5383951.SRDUP, 18.17%, 5/23/2030 (a)(r)	Upstart	5/28/2025	15,626	15,626	15,184
L5384030.SRDUP, 22.81%, 5/23/2030 (a)(r)	Upstart	5/28/2025	3,242	3,242	3,102
L5384050.SRDUP, 23.05%, 5/23/2030 (a)(r)	Upstart	5/28/2025	5,532	5,532	5,293
L5384081.SRDUP, 17.16%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	20,505	20,505	19,922
L5384082.SRDUP, 23.16%, 5/23/2030 (a)(r)	Upstart	5/28/2025	8,638	8,638	8,180
L5384099.SRDUP, 19.23%, 5/23/2030 (a)(r)	Upstart	5/28/2025	8,253	8,253	8,033
L5384112.SRDUP, 19.76%, 5/23/2030 (a)(r)	Upstart	5/28/2025	9,494	9,494	9,110
L5384222.SRDUP, 18.28%, 5/23/2028 (a)(n)(r)	Upstart	5/28/2025	975	975	940
L5384329.SRDUP, 16.63%, 5/23/2030 (a)(r)	Upstart	5/28/2025	945	945	919
L5384459.SRDUP, 18.27%, 5/23/2030 (a)(r)	Upstart	5/28/2025	14,794	14,843	14,189
L5384608.SRDUP, 15.80%, 5/23/2028 (a)(r)	Upstart	5/28/2025	4,973	4,973	4,838
L5384687.SRDUP, 19.51%, 5/23/2030 (a)(r)	Upstart	5/28/2025	7,592	7,592	7,284
L5384691.SRDUP, 14.75%, 5/23/2030 (a)(r)	Upstart	5/28/2025	1,884	1,884	1,832
L5384702.SRDUP, 23.27%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	2,876	2,876	2,599
L5384726.SRDUP, 13.99%, 5/23/2028 (a)(r)	Upstart	5/28/2025	7,435	7,435	7,233
L5384751.SRDUP, 14.83%, 5/23/2028 (a)(r)	Upstart	5/28/2025	3,103	3,103	3,018
L5384852.SRDUP, 24.62%, 5/23/2028 (a)(r)	Upstart	5/28/2025	7,211	7,211	6,872
L5384954.SRDUP, 22.74%, 5/23/2030 (a)(r)	Upstart	5/28/2025	5,434	5,434	5,199
L5384969.SRDUP, 13.61%, 5/23/2030 (a)(r)	Upstart	5/28/2025	8,087	8,087	7,970
L5384973.SRDUP, 19.73%, 5/23/2028 (a)(r)	Upstart	5/28/2025	1,074	1,074	1,038
L5384999.SRDUP, 21.70%, 5/23/2030 (a)(r)	Upstart	5/28/2025	1,618	1,618	1,548
L5385017.SRDUP, 18.92%, 5/23/2030 (a)(r)	Upstart	5/28/2025	4,717	4,717	4,510
L5385030.SRDUP, 15.91%, 5/23/2028 (a)(r)	Upstart	5/28/2025	2,221	2,221	2,161
L5385044.SRDUP, 13.71%, 5/23/2030 (a)(r)	Upstart	5/28/2025	8,656	8,656	8,406
L5385058.SRDUP, 22.32%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	11,355	11,355	10,866
L5385100.SRDUP, 19.30%, 5/23/2030 (a)(r)	Upstart	5/28/2025	5,218	5,218	5,079
L5385330.SRDUP, 20.49%, 5/23/2030 (a)(r)	Upstart	5/28/2025	3,231	3,231	3,090
L5385334.SRDUP, 13.63%, 5/23/2030 (a)(r)	Upstart	5/28/2025	1,881	1,881	1,854
L5385335.SRDUP, 21.80%, 5/23/2028 (a)(r)	Upstart	5/28/2025	3,411	3,411	3,291
L5385370.SRDUP, 22.84%, 6/1/2030 (a)(n)(r)	Upstart	5/28/2025	8,230	8,230	7,940
L5385392.SRDUP, 20.13%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	5,589	5,589	1,451
L5385527.SRDUP, 20.43%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	1,061	1,061	965
L5385531.SRDUP, 17.05%, 5/23/2028 (a)(n)(r)	Upstart	5/28/2025	2,215	2,215	2,185
L5385546.SRDUP, 14.24%, 5/23/2028 (a)(n)(r)	Upstart	5/28/2025	1,496	1,496	1,476
L5385563.SRDUP, 23.30%, 5/23/2030 (a)(r)	Upstart	5/28/2025	8,476	8,476	8,082
L5385567.SRDUP, 18.56%, 5/23/2030 (a)(r)	Upstart	5/28/2025	2,369	2,369	2,273
L5385580.SRDUP, 12.10%, 5/23/2030 (a)(r)	Upstart	5/28/2025	21,863	21,863	21,540
L5385584.SRDUP, 22.50%, 5/23/2030 (a)(r)	Upstart	5/28/2025	41,670	41,670	39,883
L5385628.SRDUP, 25.94%, 5/23/2030 (a)(r)	Upstart	5/28/2025	4,117	4,117	3,920
L5385717.SRDUP, 13.97%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	1,330	1,330	1,311
L5385719.SRDUP, 21.76%, 5/23/2030 (a)(r)	Upstart	5/28/2025	47,033	47,033	45,153
L5385722.SRDUP, 19.72%, 5/23/2028 (a)(r)	Upstart	5/28/2025	401	401	395
L5385723.SRDUP, 17.72%, 5/23/2030 (a)(r)	Upstart	5/28/2025	3,313	3,313	3,223
L5385733.SRDUP, 20.45%, 5/23/2030 (a)(r)	Upstart	5/28/2025	8,447	8,447	8,082
L5385735.SRDUP, 17.84%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	3,210	3,210	3,119
L5385740.SRDUP, 21.71%, 5/23/2030 (a)(r)	Upstart	5/28/2025	10,092	10,092	9,827
L5385786.SRDUP, 23.53%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	5,771	5,771	5,466
L5385794.SRDUP, 15.66%, 5/23/2030 (a)(r)	Upstart	5/28/2025	4,410	4,424	4,285

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	169

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
L5385836.SRDUP, 14.35%, 5/23/2030 (a)(r)	Upstart	5/28/2025	$11,016	$11,016	$10,710
L5385840.SRDUP, 19.51%, 5/23/2030 (a)(r)	Upstart	5/28/2025	10,220	10,220	9,774
L5385936.SRDUP, 19.87%, 5/23/2030 (a)(r)	Upstart	5/28/2025	1,935	1,935	1,852
L5385946.SRDUP, 19.82%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	10,754	10,754	1,031
L5386042.SRDUP, 14.89%, 5/23/2028 (a)(r)	Upstart	5/28/2025	2,039	2,039	1,984
L5386054.SRDUP, 19.41%, 5/23/2030 (a)(r)	Upstart	5/28/2025	2,562	2,562	2,494
L5386095.SRDUP, 23.23%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	5,983	5,983	5,440
L5386168.SRDUP, 16.58%, 5/23/2028 (a)(r)	Upstart	5/28/2025	4,534	4,534	4,412
L5386185.SRDUP, 20.07%, 5/23/2030 (a)(r)	Upstart	5/28/2025	767	767	741
L5386207.SRDUP, 12.10%, 5/23/2030 (a)(r)	Upstart	5/28/2025	5,971	5,971	5,881
L5386225.SRDUP, 16.40%, 5/23/2028 (a)(n)(r)	Upstart	5/28/2025	7,070	7,070	6,861
L5386261.SRDUP, 19.30%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	5,398	5,416	5,161
L5386265.SRDUP, 13.82%, 5/23/2030 (a)(r)	Upstart	5/28/2025	7,337	7,337	7,133
L5386284.SRDUP, 14.64%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	5,337	5,337	5,182
L5386303.SRDUP, 21.30%, 5/23/2030 (a)(r)	Upstart	5/28/2025	12,430	12,430	11,909
L5386322.SRDUP, 21.60%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	1,052	1,052	953
L5386332.SRDUP, 19.22%, 5/23/2030 (a)(r)	Upstart	5/28/2025	11,858	11,858	11,541
L5386336.SRDUP, 16.63%, 5/23/2030 (a)(r)	Upstart	5/28/2025	25,892	25,976	25,186
L5386337.SRDUP, 17.32%, 5/23/2028 (a)(r)	Upstart	5/28/2025	1,782	1,782	1,723
L5386357.SRDUP, 19.55%, 5/23/2030 (a)(r)	Upstart	5/28/2025	10,688	10,688	10,223
L5386363.SRDUP, 25.75%, 5/23/2030 (a)(r)	Upstart	5/28/2025	1,436	1,436	1,375
L5571538.SRDUP, 10.71%, 7/1/2030 (a)(r)	Upstart	7/06/2025	19,183	19,183	19,104
L5572653.SRDUP, 18.36%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,229	2,229	2,186
L5576720.SRDUP, 20.44%, 7/1/2030 (a)(r)	Upstart	7/06/2025	4,466	4,466	4,379
L5577323.SRDUP, 20.61%, 7/1/2030 (a)(r)	Upstart	7/06/2025	7,168	7,168	6,991
L5577411.SRDUP, 18.24%, 7/1/2030 (a)(r)	Upstart	7/06/2025	5,033	5,033	4,962
L5577477.SRDUP, 15.45%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,160	1,160	1,147
L5577495.SRDUP, 20.24%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	1,972	1,972	855
L5577586.SRDUP, 14.99%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,063	1,063	1,051
L5577742.SRDUP, 19.01%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,461	1,461	1,433
L5577804.SRDUP, 19.76%, 7/1/2030 (a)(r)	Upstart	7/06/2025	3,202	3,202	3,166
L5577835.SRDUP, 23.21%, 7/1/2030 (a)(r)	Upstart	7/06/2025	3,406	3,406	3,292
L5577850.SRDUP, 20.34%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,391	2,391	2,331
L5577940.SRDUP, 23.14%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,724	2,724	2,661
L5578006.SRDUP, 16.96%, 7/1/2030 (a)(r)	Upstart	7/06/2025	15,872	15,872	15,697
L5578008.SRDUP, 19.09%, 7/1/2030 (a)(r)	Upstart	7/06/2025	5,388	5,388	5,254
L5578109.SRDUP, 22.25%, 7/1/2030 (a)(r)	Upstart	7/06/2025	3,894	3,907	3,803
L5578139.SRDUP, 21.68%, 7/2/2030 (a)(r)	Upstart	7/07/2025	4,081	4,081	3,981
L5578199.SRDUP, 14.74%, 7/1/2030 (a)(r)	Upstart	7/06/2025	12,072	12,072	11,939
L5578365.SRDUP, 22.00%, 7/1/2030 (a)(r)	Upstart	7/06/2025	5,833	5,833	5,696
L5578377.SRDUP, 13.34%, 7/1/2028 (a)(r)	Upstart	7/06/2025	931	930	922
L5578407.SRDUP, 20.16%, 7/1/2028 (a)(r)	Upstart	7/06/2025	396	396	393
L5578512.SRDUP, 18.23%, 7/1/2030 (a)(r)	Upstart	7/06/2025	8,624	8,624	8,528
L5578674.SRDUP, 15.82%, 7/1/2030 (a)(r)	Upstart	7/06/2025	3,321	3,321	3,274
L5578676.SRDUP, 15.89%, 7/1/2030 (a)(r)	Upstart	7/06/2025	6,182	6,182	6,095
L5578764.SRDUP, 19.38%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	12,954	12,954	12,772
L5578776.SRDUP, 20.62%, 7/1/2030 (a)(r)	Upstart	7/06/2025	33,596	33,596	33,224
L5578845.SRDUP, 25.72%, 7/1/2030 (a)(r)	Upstart	7/06/2025	4,777	4,777	4,685
L5578878.SRDUP, 14.03%, 7/1/2030 (a)(r)	Upstart	7/06/2025	5,075	5,075	5,051
L5578965.SRDUP, 18.86%, 7/1/2030 (a)(r)	Upstart	7/06/2025	14,542	14,542	14,261
L5579248.SRDUP, 23.10%, 7/1/2030 (a)(r)	Upstart	7/06/2025	4,384	4,384	4,282
L5579284.SRDUP, 22.27%, 7/1/2030 (a)(r)	Upstart	7/06/2025	33,156	33,156	32,513

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

170	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
L5579342.SRDUP, 19.84%, 7/1/2030 (a)(r)	Upstart	7/06/2025	$38,230	$38,230	$37,490
L5579520.SRDUP, 24.98%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,169	1,169	1,147
L5579927.SRDUP, 19.44%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,612	1,612	1,590
L5580030.SRDUP, 13.97%, 7/1/2028 (a)(n)(r)	Upstart	7/06/2025	3,435	3,435	3,392
L5580116.SRDUP, 21.76%, 7/1/2030 (a)(r)	Upstart	7/06/2025	4,276	4,276	4,177
L5580127.SRDUP, 16.86%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,066	1,069	1,054
L5580180.SRDUP, 14.72%, 7/1/2030 (a)(r)	Upstart	7/06/2025	8,194	8,221	8,079
L5580701.SRDUP, 14.36%, 7/1/2030 (a)(r)	Upstart	7/06/2025	9,654	9,654	9,547
L5580835.SRDUP, 16.73%, 7/1/2028 (a)(r)	Upstart	7/06/2025	1,028	1,028	1,012
L5580886.SRDUP, 20.11%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,718	2,718	2,665
L5581100.SRDUP, 19.36%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,067	1,067	1,055
L5581162.SRDUP, 13.50%, 7/1/2028 (a)(r)	Upstart	7/06/2025	46,573	46,573	46,117
L5581167.SRDUP, 20.89%, 7/1/2030 (a)(r)	Upstart	7/06/2025	3,805	3,805	3,752
L5581187.SRDUP, 22.47%, 7/1/2030 (a)(r)	Upstart	7/06/2025	42,730	42,730	41,669
L5581201.SRDUP, 18.53%, 7/1/2030 (a)(r)	Upstart	7/06/2025	5,815	5,815	5,751
L5581249.SRDUP, 18.41%, 7/1/2030 (a)(r)	Upstart	7/06/2025	19,382	19,382	19,168
L5581283.SRDUP, 21.60%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	14,697	14,697	14,333
L5581315.SRDUP, 19.10%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,230	2,230	2,187
L5581326.SRDUP, 19.30%, 7/1/2028 (a)(r)	Upstart	7/06/2025	1,218	1,218	1,192
L5581476.SRDUP, 16.83%, 7/1/2030 (a)(r)	Upstart	7/06/2025	5,328	5,328	5,269
L5581577.SRDUP, 19.50%, 7/1/2028 (a)(r)	Upstart	7/06/2025	4,054	4,054	3,947
L5581600.SRDUP, 22.69%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,155	1,155	1,121
L5581678.SRDUP, 15.77%, 7/1/2028 (a)(r)	Upstart	7/06/2025	1,089	1,089	1,067
L5581695.SRDUP, 10.54%, 7/1/2028 (a)(r)	Upstart	7/06/2025	1,578	1,578	1,573
L5581826.SRDUP, 17.57%, 7/1/2030 (a)(r)	Upstart	7/06/2025	8,812	8,812	8,715
L5581885.SRDUP, 14.65%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,897	2,897	2,865
L5581990.SRDUP, 19.85%, 7/1/2030 (a)(r)	Upstart	7/06/2025	4,397	4,397	4,288
L5582039.SRDUP, 21.63%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	1,969	1,969	929
L5582059.SRDUP, 23.30%, 7/1/2030 (a)(r)	Upstart	7/06/2025	10,121	10,121	9,884
L5582065.SRDUP, 22.96%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,432	2,432	2,375
L5582080.SRDUP, 12.40%, 7/2/2028 (a)(r)	Upstart	7/07/2025	6,598	6,598	6,517
L5582169.SRDUP, 14.42%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,510	2,510	2,483
L5582315.SRDUP, 16.88%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	5,578	5,578	5,535
L5582364.SRDUP, 20.28%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,636	1,636	1,613
L5582504.SRDUP, 17.83%, 7/1/2030 (a)(r)	Upstart	7/06/2025	11,623	11,623	11,495
L5582505.SRDUP, 22.63%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,461	1,461	1,427
L5582746.SRDUP, 22.80%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,045	2,052	1,998
L5582976.SRDUP, 22.95%, 7/2/2030 (a)(n)(r)	Upstart	7/07/2025	5,750	5,750	1,547
L5583003.SRDUP, 14.17%, 7/2/2030 (a)(r)	Upstart	7/07/2025	2,638	2,638	2,601
L5583137.SRDUP, 19.95%, 7/2/2030 (a)(r)	Upstart	7/07/2025	3,250	3,250	3,170
L5583569.SRDUP, 13.90%, 7/2/2028 (a)(r)	Upstart	7/07/2025	8,133	8,133	8,033
L5583740.SRDUP, 20.46%, 7/2/2030 (a)(r)	Upstart	7/07/2025	950	950	927
L5583751.SRDUP, 22.48%, 7/2/2030 (a)(r)	Upstart	7/07/2025	5,543	5,543	5,416
L5583754.SRDUP, 22.29%, 7/2/2030 (a)(r)	Upstart	7/07/2025	32,603	32,603	31,807
L5583835.SRDUP, 19.73%, 7/2/2030 (a)(n)(r)	Upstart	7/07/2025	2,217	2,217	2,163
L5584329.SRDUP, 21.83%, 7/2/2030 (a)(r)	Upstart	7/07/2025	9,622	9,655	9,401
L5584386.SRDUP, 24.23%, 7/2/2030 (a)(r)	Upstart	7/07/2025	7,791	7,791	7,642
L5584736.SRDUP, 22.77%, 7/2/2030 (a)(r)	Upstart	7/07/2025	2,660	2,660	2,582
L5584804.SRDUP, 16.13%, 7/2/2030 (a)(r)	Upstart	7/07/2025	6,479	6,479	6,409
L5584831.SRDUP, 22.99%, 7/2/2030 (a)(r)	Upstart	7/07/2025	5,722	5,722	5,555
L5585035.SRDUP, 18.11%, 7/2/2028 (a)(r)	Upstart	7/07/2025	10,418	10,418	10,203
L5585502.SRDUP, 12.58%, 7/2/2030 (a)(n)(r)	Upstart	7/07/2025	5,526	5,545	1,348

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	171

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 2.5% (continued)
L5586628.SRDUP, 16.91%, 7/2/2030 (a)(r)	Upstart	7/07/2025	$9,291	$9,291	$9,189
L5586977.SRDUP, 19.71%, 7/2/2030 (a)(r)	Upstart	7/07/2025	1,164	1,164	1,142
L5586981.SRDUP, 18.44%, 7/2/2030 (a)(r)	Upstart	7/07/2025	10,737	10,737	10,588
L5587041.SRDUP, 18.73%, 7/2/2028 (a)(r)	Upstart	7/07/2025	2,623	2,623	2,581
L5587046.SRDUP, 19.41%, 7/2/2030 (a)(n)(r)	Upstart	7/07/2025	11,056	11,056	10,845
L5587344.SRDUP, 20.36%, 7/2/2030 (a)(r)	Upstart	7/07/2025	6,503	6,503	6,343
L5587398.SRDUP, 18.78%, 7/2/2030 (a)(r)	Upstart	7/07/2025	5,816	5,816	5,753
L5587906.SRDUP, 14.44%, 7/2/2030 (a)(r)	Upstart	7/07/2025	3,283	3,283	3,247
L5587975.SRDUP, 14.21%, 7/2/2030 (a)(r)	Upstart	7/07/2025	3,958	3,958	3,915
L5588647.SRDUP, 17.38%, 7/2/2030 (a)(r)	Upstart	7/07/2025	14,227	14,275	14,030
L5588830.SRDUP, 24.79%, 7/2/2028 (a)(r)	Upstart	7/07/2025	47,119	47,119	45,515
L5589100.SRDUP, 23.10%, 7/2/2030 (a)(r)	Upstart	7/07/2025	44,757	44,757	43,901
Total Consumer Loans (Cost $54,109,184)				54,109,184	48,102,692
Small Business Loans - 0.6%
United States - 0.6%
7463273.SRDSQ, 5.19%, 8/3/2025 (a)(n)(r)(s)(t)	Square	2/07/2024	20,028	18,582	6,817
7463664.SRDSQ, 5.44%, 8/4/2025 (a)(n)(r)(s)(t)	Square	2/07/2024	5,747	5,314	1,715
7472065.SRDSQ, 5.43%, 8/7/2025 (a)(n)(r)(s)(t)	Square	2/09/2024	817	755	75
7472099.SRDSQ, 6.00%, 8/7/2025 (a)(n)(r)(s)(t)	Square	2/09/2024	59	55	25
7472943.SRDSQ, 5.19%, 8/7/2025 (a)(n)(r)(s)(t)	Square	2/09/2024	10,790	10,011	846
7473198.SRDSQ, 5.44%, 8/7/2025 (a)(n)(r)(s)(t)	Square	2/09/2024	8,904	8,233	698
7479459.SRDSQ, 4.94%, 8/8/2025 (a)(n)(r)(s)(t)	Square	2/12/2024	3,247	3,023	255
7483217.SRDSQ, 5.76%, 8/10/2025 (a)(n)(r)(s)(t)	Square	2/14/2024	6,911	6,362	3,042
7484468.SRDSQ, 6.42%, 8/11/2025 (a)(n)(r)(s)(t)	Square	2/14/2024	696	635	55
7486633.SRDSQ, 5.38%, 8/12/2025 (a)(n)(r)(t)	Square	2/14/2024	—	—	—
7488383.SRDSQ, 5.99%, 8/13/2025 (a)(n)(r)(s)(t)	Square	2/15/2024	1,411	1,295	111
7491593.SRDSQ, 5.57%, 8/13/2025 (a)(n)(r)(s)(t)	Square	2/15/2024	1,986	1,833	241
7500971.SRDSQ, 5.38%, 8/15/2025 (a)(n)(r)(s)(t)	Square	2/20/2024	10,778	9,974	845
7502056.SRDSQ, 6.01%, 8/15/2025 (a)(n)(r)(s)(t)	Square	2/20/2024	8,346	7,656	654
7502888.SRDSQ, 5.19%, 8/15/2025 (a)(n)(r)(s)(t)	Square	2/20/2024	1,169	1,084	674
7507135.SRDSQ, 5.38%, 8/16/2025 (a)(n)(r)(s)(t)	Square	2/21/2024	23,038	21,318	12,655
7509830.SRDSQ, 5.38%, 8/17/2025 (a)(n)(r)(s)(t)	Square	2/22/2024	1,157	1,070	91
7511286.SRDSQ, 5.38%, 8/19/2025 (a)(n)(r)(s)(t)	Square	2/22/2024	1,816	1,681	142
7511508.SRDSQ, 5.37%, 8/19/2025 (a)(n)(r)(s)(t)	Square	2/22/2024	1,517	1,404	119
7513046.SRDSQ, 5.57%, 8/20/2025 (a)(n)(r)(s)(t)	Square	2/22/2024	9,754	9,003	4,545
7513883.SRDSQ, 5.18%, 8/20/2025 (a)(n)(r)(s)(t)	Square	2/22/2024	2,337	2,169	274
7514012.SRDSQ, 5.19%, 8/20/2025 (a)(n)(r)(s)(t)	Square	2/22/2024	19,718	18,294	1,546
7518060.SRDSQ, 5.57%, 8/21/2025 (a)(n)(r)(s)(t)	Square	2/23/2024	10,077	9,301	790
7521819.SRDSQ, 4.65%, 8/22/2025 (a)(n)(r)(s)(t)	Square	2/26/2024	8,737	8,167	685
7530439.SRDSQ, 4.65%, 8/25/2025 (a)(n)(r)(s)(t)	Square	2/28/2024	8,022	7,498	629
7533182.SRDSQ, 5.57%, 8/26/2025 (a)(n)(r)(s)(t)	Square	2/28/2024	3,356	3,098	568
7534256.SRDSQ, 4.94%, 8/26/2025 (a)(n)(r)(s)(t)	Square	2/28/2024	1,143	1,064	695
7548062.SRDSQ, 5.57%, 8/29/2025 (a)(n)(r)(s)(t)	Square	3/04/2024	97,924	90,378	7,677
7571546.SRDSQ, 4.65%, 9/7/2025 (a)(n)(r)(s)(t)	Square	3/11/2024	69,850	65,292	35,724
7576739.SRDSQ, 4.94%, 9/8/2025 (a)(n)(r)(s)(t)	Square	3/12/2024	58,454	54,423	35,694
7611892.SRDSQ, 4.65%, 9/20/2025 (a)(n)(r)(s)(t)	Square	3/22/2024	75,687	70,748	5,934
7636782.SRDSQ, 6.47%, 9/28/2025 (a)(n)(r)(s)(t)	Square	4/01/2024	720	656	334
7636855.SRDSQ, 4.76%, 9/28/2025 (a)(n)(r)(s)(t)	Square	4/01/2024	658	614	52
7639816.SRDSQ, 4.65%, 9/29/2025 (a)(n)(r)(s)(t)	Square	4/02/2024	7,445	6,959	5,017
7653023.SRDSQ, 6.01%, 10/2/2025 (a)(n)(r)(s)(t)	Square	4/04/2024	3,874	3,554	304
7653230.SRDSQ, 6.00%, 10/2/2025 (a)(n)(r)(s)(t)	Square	4/04/2024	1,788	1,641	140

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

172	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
7655211.SRDSQ, 6.26%, 10/3/2025 (a)(n)(r)(s)(t)	Square	4/05/2024	$8,301	$7,588	$651
7656952.SRDSQ, 6.15%, 10/3/2025 (a)(n)(r)(s)(t)	Square	4/05/2024	386	353	175
7660409.SRDSQ, 5.42%, 10/4/2025 (a)(n)(r)(s)(t)	Square	4/08/2024	606	561	48
7663411.SRDSQ, 4.78%, 10/4/2025 (a)(n)(r)(s)(t)	Square	4/08/2024	2,627	2,451	206
7663618.SRDSQ, 6.41%, 10/4/2025 (a)(n)(r)(s)(t)	Square	4/08/2024	4,821	4,398	378
7663746.SRDSQ, 6.00%, 10/4/2025 (a)(n)(r)(s)(t)	Square	4/08/2024	816	748	568
7665948.SRDSQ, 5.35%, 10/5/2025 (a)(n)(r)(s)(t)	Square	4/09/2024	1,930	1,787	1,115
7667423.SRDSQ, 6.26%, 10/5/2025 (a)(n)(r)(s)(t)	Square	4/09/2024	7,800	7,131	612
7670024.SRDSQ, 6.48%, 10/8/2025 (a)(n)(r)(s)(t)	Square	4/10/2024	4,872	4,441	382
7670512.SRDSQ, 5.38%, 10/8/2025 (a)(n)(r)(s)(t)	Square	4/10/2024	795	736	473
7673546.SRDSQ, 4.94%, 10/8/2025 (a)(n)(r)(s)(t)	Square	4/10/2024	803	748	570
7677408.SRDSQ, 6.26%, 10/10/2025 (a)(n)(r)(s)(t)	Square	4/12/2024	5,128	4,688	402
7680211.SRDSQ, 5.45%, 10/10/2025 (a)(n)(r)(s)(t)	Square	4/12/2024	186	172	72
7682319.SRDSQ, 6.16%, 10/11/2025 (a)(n)(r)(s)(t)	Square	4/15/2024	2,097	1,919	164
7690040.SRDSQ, 5.91%, 10/13/2025 (a)(n)(r)(s)(t)	Square	4/17/2024	3,182	2,923	2,204
7694704.SRDSQ, 4.73%, 10/16/2025 (a)(n)(r)(s)(t)	Square	4/18/2024	555	518	335
7694917.SRDSQ, 4.75%, 10/16/2025 (a)(n)(r)(s)(t)	Square	4/18/2024	372	347	178
7702101.SRDSQ, 6.48%, 10/18/2025 (a)(n)(r)(s)(t)	Square	4/22/2024	16,540	15,076	1,297
7703142.SRDSQ, 5.54%, 10/18/2025 (a)(n)(r)(s)(t)	Square	4/22/2024	1,306	1,206	961
7707340.SRDSQ, 5.72%, 10/21/2025 (a)(n)(r)(s)(t)	Square	4/24/2024	7,778	7,163	5,201
7708982.SRDSQ, 5.54%, 10/22/2025 (a)(n)(r)(s)(t)	Square	4/24/2024	328	303	222
7710771.SRDSQ, 5.91%, 10/23/2025 (a)(n)(r)(s)(t)	Square	4/25/2024	814	747	602
7712337.SRDSQ, 4.75%, 10/23/2025 (a)(n)(r)(t)	Square	4/25/2024	1,088	1,088	640
7716238.SRDSQ, 6.14%, 10/24/2025 (a)(n)(r)(s)(t)	Square	4/26/2024	324	297	153
7721401.SRDSQ, 5.44%, 10/25/2025 (a)(n)(r)(s)(t)	Square	4/29/2024	553	511	43
7723298.SRDSQ, 6.48%, 10/25/2025 (a)(n)(r)(s)(t)	Square	4/29/2024	2,181	1,987	1,265
7723753.SRDSQ, 4.94%, 10/25/2025 (a)(n)(r)(s)(t)	Square	4/29/2024	688	641	423
7724845.SRDSQ, 4.78%, 10/26/2025 (a)(n)(r)(s)(t)	Square	4/30/2024	621	580	460
7727356.SRDSQ, 5.35%, 10/26/2025 (a)(n)(r)(s)(t)	Square	4/30/2024	3,486	3,228	2,010
7728129.SRDSQ, 6.16%, 10/26/2025 (a)(n)(r)(s)(t)	Square	4/30/2024	539	494	230
7730045.SRDSQ, 6.16%, 10/26/2025 (a)(n)(r)(s)(t)	Square	4/30/2024	847	776	508
7730116.SRDSQ, 5.91%, 10/26/2025 (a)(n)(r)(s)(t)	Square	4/30/2024	1,310	1,203	534
8136871.SRDSQ, 4.78%, 2/28/2026 (a)(r)(t)	Square	9/03/2024	1,447	1,351	1,339
8140218.SRDSQ, 6.16%, 2/28/2026 (a)(r)(t)	Square	9/04/2024	221	203	189
8143109.SRDSQ, 5.11%, 2/28/2026 (a)(r)(t)	Square	9/05/2024	2,806	2,608	2,622
8148391.SRDSQ, 6.42%, 3/3/2026 (a)(n)(r)(t)	Square	9/05/2024	4,020	3,666	1,293
8148622.SRDSQ, 4.79%, 3/3/2026 (a)(r)(t)	Square	9/05/2024	1,074	1,002	934
8149441.SRDSQ, 6.54%, 3/4/2026 (a)(n)(r)(t)	Square	9/06/2024	1,135	1,033	342
8150282.SRDSQ, 4.78%, 3/4/2026 (a)(r)(t)	Square	9/06/2024	787	734	777
8151450.SRDSQ, 6.15%, 3/4/2026 (a)(n)(r)(t)	Square	9/06/2024	10,593	9,699	831
8151850.SRDSQ, 5.40%, 3/4/2026 (a)(n)(r)(t)	Square	9/06/2024	1,224	1,132	1,103
8152020.SRDSQ, 4.78%, 3/4/2026 (a)(r)(t)	Square	9/06/2024	4,065	3,793	3,799
8157043.SRDSQ, 5.11%, 3/5/2026 (a)(r)(t)	Square	9/09/2024	4,516	4,194	4,140
8163496.SRDSQ, 5.66%, 3/8/2026 (a)(r)(t)	Square	9/11/2024	400	368	378
8163831.SRDSQ, 6.42%, 3/8/2026 (a)(n)(r)(t)	Square	9/11/2024	2,812	2,565	220
8165158.SRDSQ, 6.15%, 3/9/2026 (a)(n)(r)(t)	Square	9/11/2024	5,653	5,176	443
8172102.SRDSQ, 5.41%, 3/11/2026 (a)(n)(r)(t)	Square	9/13/2024	3,317	3,068	260
8173998.SRDSQ, 6.55%, 3/11/2026 (a)(r)(t)	Square	9/13/2024	1,762	1,604	474
8174040.SRDSQ, 6.15%, 3/11/2026 (a)(n)(r)(t)	Square	9/13/2024	1,783	1,633	140
8174178.SRDSQ, 5.41%, 3/11/2026 (a)(r)(t)	Square	9/13/2024	4,932	4,562	3,628
8179106.SRDSQ, 5.66%, 3/12/2026 (a)(r)(t)	Square	9/16/2024	10,545	9,720	6,529
8191427.SRDSQ, 5.67%, 3/17/2026 (a)(r)(t)	Square	9/19/2024	1,023	943	832

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	173

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
8192083.SRDSQ, 4.78%, 3/17/2026 (a)(r)(t)	Square	9/19/2024	$1,364	$1,273	$1,296
8195780.SRDSQ, 5.62%, 3/18/2026 (a)(r)(t)	Square	9/20/2024	373	344	124
8200390.SRDSQ, 5.11%, 3/19/2026 (a)(r)(t)	Square	9/23/2024	2,212	2,055	2,108
8205306.SRDSQ, 4.78%, 3/20/2026 (a)(r)(t)	Square	9/24/2024	517	483	509
8205869.SRDSQ, 6.15%, 3/20/2026 (a)(n)(r)(t)	Square	9/24/2024	1,907	1,746	757
8211354.SRDSQ, 4.77%, 3/23/2026 (a)(r)(t)	Square	9/25/2024	416	389	405
8211473.SRDSQ, 5.91%, 3/23/2026 (a)(n)(r)(t)	Square	9/25/2024	5,030	4,620	394
8213982.SRDSQ, 6.13%, 3/24/2026 (a)(r)(t)	Square	9/26/2024	1,057	968	306
8216854.SRDSQ, 5.11%, 3/25/2026 (a)(r)(t)	Square	9/27/2024	4,509	4,188	1,512
8282612.SRDSQ, 5.91%, 4/15/2026 (a)(r)(t)	Square	10/17/2024	33,159	30,458	29,409
8297616.SRDSQ, 5.91%, 4/18/2026 (a)(n)(r)(t)	Square	10/22/2024	123,746	113,667	9,702
8306351.SRDSQ, 5.66%, 4/22/2026 (a)(r)(t)	Square	10/24/2024	1,972	1,818	1,941
8316795.SRDSQ, 5.41%, 4/24/2026 (a)(r)(t)	Square	10/28/2024	130,659	120,854	76,584
8331713.SRDSQ, 4.78%, 4/30/2026 (a)(r)(t)	Square	11/01/2024	808	754	780
8332068.SRDSQ, 4.78%, 4/30/2026 (a)(r)(t)	Square	11/01/2024	5,871	5,478	4,260
8336699.SRDSQ, 6.34%, 4/30/2026 (a)(r)(t)	Square	11/04/2024	445	407	363
8336738.SRDSQ, 5.11%, 4/30/2026 (a)(r)(t)	Square	11/04/2024	1,216	1,130	1,134
8336777.SRDSQ, 6.15%, 4/30/2026 (a)(r)(t)	Square	11/04/2024	882	807	863
8337026.SRDSQ, 5.11%, 4/30/2026 (a)(r)(t)	Square	11/04/2024	2,832	2,630	2,578
8338216.SRDSQ, 5.11%, 4/30/2026 (a)(r)(t)	Square	11/04/2024	539	501	533
8338336.SRDSQ, 4.95%, 4/30/2026 (a)(n)(r)(t)	Square	11/04/2024	855	795	67
8338632.SRDSQ, 5.42%, 4/30/2026 (a)(r)(t)	Square	11/04/2024	444	411	410
8338649.SRDSQ, 5.41%, 4/30/2026 (a)(r)(t)	Square	11/04/2024	6,689	6,187	5,990
8338886.SRDSQ, 6.32%, 4/30/2026 (a)(r)(t)	Square	11/04/2024	2,374	2,169	1,308
8338896.SRDSQ, 4.78%, 4/30/2026 (a)(r)(t)	Square	11/04/2024	3,007	2,806	2,575
8339333.SRDSQ, 5.66%, 4/30/2026 (a)(r)(t)	Square	11/04/2024	2,808	2,588	1,729
8340003.SRDSQ, 5.66%, 4/30/2026 (a)(r)(t)	Square	11/04/2024	3,078	2,837	2,511
8340131.SRDSQ, 5.41%, 4/30/2026 (a)(r)(t)	Square	11/04/2024	1,539	1,424	1,302
8340882.SRDSQ, 6.42%, 5/1/2026 (a)(n)(r)(t)	Square	11/05/2024	1,383	1,262	108
8340968.SRDSQ, 6.68%, 5/1/2026 (a)(n)(r)(t)	Square	11/05/2024	7,481	6,800	587
8341144.SRDSQ, 5.41%, 5/1/2026 (a)(r)(t)	Square	11/05/2024	507	469	495
8341203.SRDSQ, 4.78%, 5/1/2026 (a)(r)(t)	Square	11/05/2024	978	913	960
8341858.SRDSQ, 5.11%, 5/1/2026 (a)(n)(r)(t)	Square	11/05/2024	46,206	42,914	18,609
8342936.SRDSQ, 4.77%, 5/1/2026 (a)(r)(t)	Square	11/05/2024	2,053	1,915	1,784
8342960.SRDSQ, 4.78%, 5/1/2026 (a)(r)(t)	Square	11/05/2024	618	576	610
8343422.SRDSQ, 5.66%, 5/1/2026 (a)(r)(t)	Square	11/05/2024	3,159	2,912	2,701
8344545.SRDSQ, 6.54%, 5/2/2026 (a)(n)(r)(t)	Square	11/06/2024	2,325	2,117	182
8344562.SRDSQ, 4.78%, 5/2/2026 (a)(r)(t)	Square	11/06/2024	3,302	3,081	3,224
8345154.SRDSQ, 5.14%, 5/3/2026 (a)(r)(t)	Square	11/06/2024	337	313	311
8345242.SRDSQ, 5.41%, 5/3/2026 (a)(r)(t)	Square	11/06/2024	1,263	1,169	1,231
8345479.SRDSQ, 5.66%, 5/3/2026 (a)(n)(r)(t)	Square	11/06/2024	17,889	16,489	5,073
8345984.SRDSQ, 5.11%, 5/4/2026 (a)(r)(t)	Square	11/06/2024	7,287	6,768	5,980
8347149.SRDSQ, 5.41%, 5/4/2026 (a)(r)(t)	Square	11/06/2024	1,790	1,655	729
8347594.SRDSQ, 5.61%, 5/4/2026 (a)(n)(r)(t)	Square	11/06/2024	624	575	49
8348034.SRDSQ, 5.66%, 5/4/2026 (a)(r)(t)	Square	11/06/2024	75	69	73
8349346.SRDSQ, 6.42%, 5/4/2026 (a)(r)(t)	Square	11/06/2024	902	823	872
8349432.SRDSQ, 6.42%, 5/4/2026 (a)(n)(r)(t)	Square	11/06/2024	372	339	179
8349446.SRDSQ, 6.55%, 5/4/2026 (a)(n)(r)(t)	Square	11/06/2024	4,588	4,178	2,438
8349716.SRDSQ, 5.66%, 5/4/2026 (a)(r)(t)	Square	11/06/2024	4,889	4,506	3,895
8350944.SRDSQ, 5.11%, 5/5/2026 (a)(r)(t)	Square	11/07/2024	19,165	17,800	11,222
8351967.SRDSQ, 4.78%, 5/5/2026 (a)(r)(t)	Square	11/07/2024	483	451	479
8352208.SRDSQ, 6.42%, 5/5/2026 (a)(r)(t)	Square	11/07/2024	631	576	598

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

174	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
8353739.SRDSQ, 4.77%, 5/6/2026 (a)(r)(t)	Square	11/08/2024	$402	$375	$387
8353772.SRDSQ, 6.54%, 5/6/2026 (a)(n)(r)(t)	Square	11/08/2024	2,877	2,620	226
8354133.SRDSQ, 5.91%, 5/6/2026 (a)(r)(t)	Square	11/08/2024	317	291	311
8354584.SRDSQ, 5.11%, 5/6/2026 (a)(r)(t)	Square	11/08/2024	1,584	1,471	1,555
8354991.SRDSQ, 6.14%, 5/6/2026 (a)(n)(r)(t)	Square	11/08/2024	1,265	1,158	284
8356281.SRDSQ, 6.15%, 5/6/2026 (a)(r)(t)	Square	11/08/2024	2,865	2,623	1,624
8356315.SRDSQ, 6.42%, 5/6/2026 (a)(r)(t)	Square	11/08/2024	4,498	4,103	3,982
8360895.SRDSQ, 6.55%, 5/7/2026 (a)(r)(t)	Square	11/12/2024	9,198	8,376	2,655
8362250.SRDSQ, 4.78%, 5/7/2026 (a)(r)(t)	Square	11/12/2024	2,770	2,585	1,878
8362322.SRDSQ, 4.78%, 5/7/2026 (a)(r)(t)	Square	11/12/2024	1,349	1,259	1,320
8362786.SRDSQ, 5.12%, 5/7/2026 (a)(r)(t)	Square	11/12/2024	1,574	1,462	1,059
8362798.SRDSQ, 4.93%, 5/7/2026 (a)(r)(t)	Square	11/12/2024	45	42	33
8363776.SRDSQ, 6.32%, 5/7/2026 (a)(r)(t)	Square	11/12/2024	2,873	2,625	1,902
8363890.SRDSQ, 6.15%, 5/7/2026 (a)(r)(t)	Square	11/12/2024	447	410	410
8364226.SRDSQ, 6.54%, 5/7/2026 (a)(r)(t)	Square	11/12/2024	2,362	2,151	1,837
8364921.SRDSQ, 5.10%, 5/8/2026 (a)(r)(t)	Square	11/13/2024	1,957	1,818	910
8367004.SRDSQ, 6.16%, 5/8/2026 (a)(n)(r)(t)	Square	11/13/2024	2,015	1,844	158
8368126.SRDSQ, 6.33%, 5/8/2026 (a)(r)(t)	Square	11/13/2024	456	417	386
8368134.SRDSQ, 5.11%, 5/8/2026 (a)(r)(t)	Square	11/13/2024	2,305	2,141	2,029
8368753.SRDSQ, 6.68%, 5/9/2026 (a)(r)(t)	Square	11/14/2024	1,342	1,220	742
8368782.SRDSQ, 5.12%, 5/9/2026 (a)(r)(t)	Square	11/14/2024	266	247	261
8368794.SRDSQ, 5.66%, 5/9/2026 (a)(r)(t)	Square	11/14/2024	2,076	1,914	747
8368961.SRDSQ, 4.78%, 5/9/2026 (a)(r)(t)	Square	11/14/2024	4,396	4,102	4,109
8369178.SRDSQ, 4.78%, 5/10/2026 (a)(r)(t)	Square	11/14/2024	2,693	2,513	2,325
8369459.SRDSQ, 4.78%, 5/10/2026 (a)(r)(t)	Square	11/14/2024	1,078	1,006	1,030
8369484.SRDSQ, 4.78%, 5/10/2026 (a)(r)(t)	Square	11/14/2024	2,522	2,353	2,347
8369610.SRDSQ, 6.42%, 5/10/2026 (a)(r)(t)	Square	11/14/2024	7,549	6,885	4,416
8371007.SRDSQ, 6.42%, 5/11/2026 (a)(n)(r)(t)	Square	11/14/2024	9,232	8,421	724
8371047.SRDSQ, 5.91%, 5/11/2026 (a)(n)(r)(t)	Square	11/14/2024	21,897	20,113	1,717
8371299.SRDSQ, 6.42%, 5/11/2026 (a)(r)(t)	Square	11/14/2024	4,473	4,080	1,054
8371481.SRDSQ, 4.78%, 5/11/2026 (a)(r)(t)	Square	11/14/2024	12,002	11,199	11,746
8372394.SRDSQ, 6.42%, 5/12/2026 (a)(r)(t)	Square	11/14/2024	3,139	2,863	590
8372482.SRDSQ, 4.96%, 5/12/2026 (a)(r)(t)	Square	11/14/2024	692	644	160
8372516.SRDSQ, 5.41%, 5/12/2026 (a)(r)(t)	Square	11/14/2024	4,074	3,769	3,706
8372918.SRDSQ, 5.11%, 5/12/2026 (a)(r)(t)	Square	11/14/2024	12,702	11,797	8,848
8373111.SRDSQ, 5.41%, 5/12/2026 (a)(r)(t)	Square	11/14/2024	1,931	1,786	1,192
8373579.SRDSQ, 6.15%, 5/12/2026 (a)(n)(r)(t)	Square	11/14/2024	2,432	2,226	984
8373827.SRDSQ, 6.43%, 5/12/2026 (a)(r)(t)	Square	11/14/2024	1,385	1,263	812
8373843.SRDSQ, 5.11%, 5/12/2026 (a)(r)(t)	Square	11/14/2024	735	682	679
8374190.SRDSQ, 5.11%, 5/12/2026 (a)(r)(t)	Square	11/14/2024	373	346	369
8374326.SRDSQ, 5.11%, 5/12/2026 (a)(r)(t)	Square	11/14/2024	348	323	342
8375337.SRDSQ, 5.41%, 5/13/2026 (a)(n)(r)(t)	Square	11/15/2024	29,609	27,387	2,321
8376127.SRDSQ, 6.15%, 5/13/2026 (a)(n)(r)(t)	Square	11/15/2024	1,330	1,218	104
8376168.SRDSQ, 6.33%, 5/13/2026 (a)(r)(t)	Square	11/15/2024	3,296	3,010	2,004
8376313.SRDSQ, 5.11%, 5/13/2026 (a)(r)(t)	Square	11/15/2024	4,017	3,731	3,790
8376624.SRDSQ, 6.55%, 5/13/2026 (a)(r)(t)	Square	11/15/2024	7,381	6,721	4,447
8376770.SRDSQ, 4.78%, 5/13/2026 (a)(r)(t)	Square	11/15/2024	430	401	425
8377184.SRDSQ, 4.78%, 5/13/2026 (a)(r)(t)	Square	11/15/2024	11,363	10,602	8,222
8377351.SRDSQ, 5.41%, 5/13/2026 (a)(r)(t)	Square	11/15/2024	1,342	1,241	1,279
8377415.SRDSQ, 4.78%, 5/13/2026 (a)(n)(r)(t)	Square	11/15/2024	5,324	4,968	3,543
8377466.SRDSQ, 6.15%, 5/13/2026 (a)(n)(r)(t)	Square	11/15/2024	2,024	1,853	437
8377852.SRDSQ, 6.15%, 5/13/2026 (a)(r)(t)	Square	11/15/2024	449	411	425

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	175

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
8378012.SRDSQ, 4.78%, 5/13/2026 (a)(r)(t)	Square	11/15/2024	$11,960	$11,160	$11,610
8380848.SRDSQ, 6.36%, 5/14/2026 (a)(r)(t)	Square	11/18/2024	294	268	95
8380856.SRDSQ, 6.33%, 5/14/2026 (a)(r)(t)	Square	11/18/2024	8,838	8,072	6,241
8381058.SRDSQ, 5.91%, 5/14/2026 (a)(r)(t)	Square	11/18/2024	10,094	9,272	9,356
8382912.SRDSQ, 6.54%, 5/14/2026 (a)(r)(t)	Square	11/18/2024	1,055	960	322
8383678.SRDSQ, 5.40%, 5/14/2026 (a)(r)(t)	Square	11/18/2024	3,164	2,927	1,992
8383932.SRDSQ, 5.41%, 5/14/2026 (a)(r)(t)	Square	11/18/2024	1,302	1,205	1,241
8383952.SRDSQ, 4.96%, 5/14/2026 (a)(r)(t)	Square	11/18/2024	25,507	23,742	13,616
8385031.SRDSQ, 5.41%, 5/15/2026 (a)(n)(r)(t)	Square	11/19/2024	8,673	8,022	680
8385598.SRDSQ, 4.78%, 5/15/2026 (a)(r)(t)	Square	11/19/2024	5,626	5,249	5,396
8386518.SRDSQ, 5.11%, 5/15/2026 (a)(r)(t)	Square	11/19/2024	4,582	4,255	3,940
8386649.SRDSQ, 4.95%, 5/15/2026 (a)(n)(r)(t)	Square	11/19/2024	6,779	6,310	2,857
8386731.SRDSQ, 4.77%, 5/15/2026 (a)(r)(t)	Square	11/19/2024	350	327	343
8387297.SRDSQ, 5.66%, 5/15/2026 (a)(r)(t)	Square	11/19/2024	722	666	601
8388671.SRDSQ, 5.11%, 5/16/2026 (a)(r)(t)	Square	11/20/2024	101	94	99
8389003.SRDSQ, 6.33%, 5/17/2026 (a)(r)(t)	Square	11/20/2024	364	333	313
8389510.SRDSQ, 5.14%, 5/17/2026 (a)(r)(t)	Square	11/20/2024	270	251	261
8389527.SRDSQ, 6.42%, 5/17/2026 (a)(r)(t)	Square	11/20/2024	6,113	5,576	5,731
8390554.SRDSQ, 6.33%, 5/18/2026 (a)(n)(r)(t)	Square	11/20/2024	1,305	1,192	177
8391009.SRDSQ, 5.91%, 5/18/2026 (a)(n)(r)(t)	Square	11/20/2024	1,714	1,574	1,290
8391137.SRDSQ, 4.78%, 5/18/2026 (a)(r)(t)	Square	11/20/2024	3,775	3,522	3,651
8391257.SRDSQ, 4.78%, 5/18/2026 (a)(r)(t)	Square	11/20/2024	725	676	716
8391450.SRDSQ, 6.43%, 5/18/2026 (a)(r)(t)	Square	11/20/2024	183	167	176
8391677.SRDSQ, 6.42%, 5/18/2026 (a)(n)(r)(t)	Square	11/20/2024	16,396	14,955	1,285
8392812.SRDSQ, 5.01%, 5/18/2026 (a)(n)(r)(t)	Square	11/20/2024	630	586	49
8392817.SRDSQ, 5.41%, 5/18/2026 (a)(n)(r)(t)	Square	11/20/2024	41,787	38,651	3,276
8393564.SRDSQ, 6.33%, 5/19/2026 (a)(n)(r)(t)	Square	11/21/2024	17,782	16,241	14,551
8396072.SRDSQ, 4.78%, 5/19/2026 (a)(r)(t)	Square	11/21/2024	406	379	402
8396252.SRDSQ, 4.78%, 5/19/2026 (a)(r)(t)	Square	11/21/2024	34,279	31,986	30,715
8398691.SRDSQ, 6.15%, 5/20/2026 (a)(r)(t)	Square	11/22/2024	2,598	2,378	2,331
8398789.SRDSQ, 6.67%, 5/20/2026 (a)(n)(r)(t)	Square	11/22/2024	3,060	2,782	649
8398919.SRDSQ, 4.78%, 5/20/2026 (a)(r)(t)	Square	11/22/2024	529	494	523
8398994.SRDSQ, 5.67%, 5/20/2026 (a)(r)(t)	Square	11/22/2024	80	73	78
8399102.SRDSQ, 4.96%, 5/20/2026 (a)(r)(t)	Square	11/22/2024	256	238	187
8399477.SRDSQ, 6.33%, 5/20/2026 (a)(n)(r)(t)	Square	11/22/2024	1,299	1,186	646
8399516.SRDSQ, 4.78%, 5/20/2026 (a)(r)(t)	Square	11/22/2024	11,378	10,617	11,159
8400226.SRDSQ, 6.67%, 5/20/2026 (a)(r)(t)	Square	11/22/2024	3,747	3,408	2,803
8400564.SRDSQ, 5.41%, 5/20/2026 (a)(r)(t)	Square	11/22/2024	19,937	18,441	16,058
8400978.SRDSQ, 5.91%, 5/20/2026 (a)(r)(t)	Square	11/22/2024	3,518	3,232	2,672
8401058.SRDSQ, 5.66%, 5/20/2026 (a)(r)(t)	Square	11/22/2024	2,374	2,189	2,058
8403362.SRDSQ, 5.63%, 5/21/2026 (a)(n)(r)(t)	Square	11/25/2024	7,113	6,558	558
8403621.SRDSQ, 5.12%, 5/21/2026 (a)(r)(t)	Square	11/25/2024	2,247	2,087	2,035
8405683.SRDSQ, 5.11%, 5/21/2026 (a)(r)(t)	Square	11/25/2024	3,828	3,555	2,784
8405736.SRDSQ, 5.41%, 5/21/2026 (a)(r)(t)	Square	11/25/2024	9,358	8,656	7,746
8406297.SRDSQ, 5.11%, 5/21/2026 (a)(r)(t)	Square	11/25/2024	3,229	2,999	3,044
8406409.SRDSQ, 6.54%, 5/21/2026 (a)(r)(t)	Square	11/25/2024	249	227	156
8406826.SRDSQ, 4.78%, 5/21/2026 (a)(r)(t)	Square	11/25/2024	2,425	2,262	2,389
8408637.SRDSQ, 6.42%, 5/22/2026 (a)(r)(t)	Square	11/26/2024	1,259	1,149	766
8409056.SRDSQ, 4.78%, 5/22/2026 (a)(r)(t)	Square	11/26/2024	1,349	1,258	1,289
8409221.SRDSQ, 4.78%, 5/22/2026 (a)(r)(t)	Square	11/26/2024	5,210	4,861	1,440
8410686.SRDSQ, 4.95%, 5/22/2026 (a)(r)(t)	Square	11/26/2024	1,027	956	224
8410705.SRDSQ, 5.66%, 5/22/2026 (a)(r)(t)	Square	11/26/2024	9	8	9

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

176	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
8412872.SRDSQ, 6.15%, 5/22/2026 (a)(r)(t)	Square	11/26/2024	$1,559	$1,428	$1,074
8413327.SRDSQ, 5.66%, 5/23/2026 (a)(n)(r)(t)	Square	11/27/2024	10,581	9,753	830
8413628.SRDSQ, 5.40%, 5/23/2026 (a)(r)(t)	Square	11/27/2024	510	472	500
8413919.SRDSQ, 4.78%, 5/24/2026 (a)(r)(t)	Square	11/27/2024	1,425	1,333	1,383
8414000.SRDSQ, 4.96%, 5/24/2026 (a)(n)(r)(t)	Square	11/27/2024	517	481	449
8415884.SRDSQ, 6.54%, 5/25/2026 (a)(r)(t)	Square	11/27/2024	2,058	1,874	1,442
8416503.SRDSQ, 6.33%, 5/25/2026 (a)(r)(t)	Square	11/27/2024	709	647	384
8416526.SRDSQ, 6.15%, 5/25/2026 (a)(r)(t)	Square	11/27/2024	1,561	1,429	1,485
8417135.SRDSQ, 4.78%, 5/25/2026 (a)(r)(t)	Square	11/27/2024	8,775	8,188	8,218
8417487.SRDSQ, 5.41%, 5/25/2026 (a)(r)(t)	Square	11/27/2024	4,901	4,533	3,545
8417691.SRDSQ, 4.78%, 5/25/2026 (a)(r)(t)	Square	11/27/2024	1,666	1,555	1,604
8417756.SRDSQ, 4.78%, 5/25/2026 (a)(r)(t)	Square	11/27/2024	19,685	18,368	18,989
8419293.SRDSQ, 4.78%, 5/25/2026 (a)(r)(t)	Square	11/27/2024	2,607	2,433	2,509
8421674.SRDSQ, 5.66%, 5/26/2026 (a)(r)(t)	Square	11/29/2024	13,124	12,097	9,049
8422045.SRDSQ, 6.15%, 5/26/2026 (a)(r)(t)	Square	11/29/2024	2,173	1,989	1,793
8423837.SRDSQ, 6.30%, 5/26/2026 (a)(r)(t)	Square	11/29/2024	695	635	281
8543178.SRDSQ, 4.78%, 6/30/2026 (a)(n)(r)(t)	Square	1/02/2025	7,955	7,422	4,781
8543323.SRDSQ, 5.93%, 6/30/2026 (a)(r)(t)	Square	1/02/2025	292	268	282
8543448.SRDSQ, 6.42%, 6/30/2026 (a)(n)(r)(t)	Square	1/02/2025	1,515	1,382	1,218
8543493.SRDSQ, 5.13%, 6/30/2026 (a)(r)(t)	Square	1/02/2025	598	556	570
8543676.SRDSQ, 4.72%, 6/30/2026 (a)(r)(t)	Square	1/02/2025	2,032	1,898	1,934
8543758.SRDSQ, 5.03%, 6/30/2026 (a)(n)(r)(t)	Square	1/02/2025	7,081	6,584	5,711
8546488.SRDSQ, 5.03%, 6/30/2026 (a)(n)(r)(t)	Square	1/03/2025	878	816	850
8546551.SRDSQ, 6.10%, 6/30/2026 (a)(r)(t)	Square	1/03/2025	391	358	376
8550129.SRDSQ, 4.72%, 7/1/2026 (a)(r)(t)	Square	1/06/2025	1,009	942	981
8550167.SRDSQ, 6.44%, 7/1/2026 (a)(n)(r)(t)	Square	1/06/2025	4,548	4,147	726
8550212.SRDSQ, 5.03%, 7/1/2026 (a)(r)(t)	Square	1/06/2025	3,876	3,604	3,576
8550264.SRDSQ, 5.60%, 7/1/2026 (a)(n)(r)(t)	Square	1/06/2025	61,779	56,993	22,628
8550864.SRDSQ, 5.63%, 7/1/2026 (a)(n)(r)(t)	Square	1/06/2025	4,145	3,823	325
8550895.SRDSQ, 5.11%, 7/1/2026 (a)(r)(t)	Square	1/06/2025	10,496	9,748	10,310
8552335.SRDSQ, 5.03%, 7/2/2026 (a)(n)(r)(t)	Square	1/06/2025	7,466	6,942	5,327
8552851.SRDSQ, 6.45%, 7/2/2026 (a)(n)(r)(t)	Square	1/06/2025	3,573	3,258	3,214
8553925.SRDSQ, 6.43%, 7/2/2026 (a)(r)(t)	Square	1/06/2025	598	546	490
8554050.SRDSQ, 6.43%, 7/2/2026 (a)(r)(t)	Square	1/06/2025	116	106	111
8557180.SRDSQ, 6.45%, 7/3/2026 (a)(r)(t)	Square	1/07/2025	3,357	3,061	3,075
8557721.SRDSQ, 5.60%, 7/3/2026 (a)(r)(t)	Square	1/07/2025	22,358	20,626	21,047
8558985.SRDSQ, 4.72%, 7/4/2026 (a)(r)(t)	Square	1/08/2025	1,665	1,555	1,636
8559614.SRDSQ, 6.47%, 7/4/2026 (a)(r)(t)	Square	1/08/2025	340	310	326
8560798.SRDSQ, 5.35%, 7/5/2026 (a)(r)(t)	Square	1/08/2025	1,063	984	819
8561090.SRDSQ, 6.10%, 7/5/2026 (a)(r)(t)	Square	1/08/2025	2,414	2,212	1,398
8561180.SRDSQ, 6.45%, 7/5/2026 (a)(r)(t)	Square	1/08/2025	378	344	350
8590166.SRDSQ, 4.71%, 7/6/2026 (a)(r)(t)	Square	1/08/2025	1,164	1,087	1,112
8590731.SRDSQ, 4.72%, 7/6/2026 (a)(r)(t)	Square	1/08/2025	1,670	1,559	1,637
8590846.SRDSQ, 5.91%, 7/6/2026 (a)(r)(t)	Square	1/08/2025	881	809	848
8591217.SRDSQ, 5.35%, 7/6/2026 (a)(n)(r)(t)	Square	1/08/2025	18,823	17,426	15,753
8592658.SRDSQ, 5.04%, 7/6/2026 (a)(r)(t)	Square	1/08/2025	625	581	607
8593564.SRDSQ, 6.44%, 7/7/2026 (a)(r)(t)	Square	1/09/2025	1,537	1,402	274
8594733.SRDSQ, 5.03%, 7/7/2026 (a)(r)(t)	Square	1/09/2025	21,724	20,199	21,127
8596031.SRDSQ, 4.71%, 7/7/2026 (a)(r)(t)	Square	1/09/2025	690	644	680
8596405.SRDSQ, 4.72%, 7/7/2026 (a)(r)(t)	Square	1/09/2025	6,970	6,510	6,722
8596599.SRDSQ, 4.72%, 7/7/2026 (a)(r)(t)	Square	1/09/2025	4,001	3,736	3,818
8596822.SRDSQ, 6.45%, 7/8/2026 (a)(r)(t)	Square	1/10/2025	1,699	1,549	1,398

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	177

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
8597237.SRDSQ, 4.72%, 7/8/2026 (a)(r)(t)	Square	1/10/2025	$5,213	$4,869	$5,114
8598655.SRDSQ, 5.91%, 7/8/2026 (a)(r)(t)	Square	1/10/2025	13,690	12,575	12,041
8599671.SRDSQ, 4.94%, 7/8/2026 (a)(n)(r)(t)	Square	1/10/2025	12,382	11,529	971
8602229.SRDSQ, 4.72%, 7/8/2026 (a)(r)(t)	Square	1/13/2025	1,109	1,035	1,083
8603105.SRDSQ, 4.72%, 7/9/2026 (a)(r)(t)	Square	1/13/2025	2,289	2,138	2,139
8603615.SRDSQ, 5.03%, 7/9/2026 (a)(r)(t)	Square	1/13/2025	135	126	134
8603968.SRDSQ, 5.60%, 7/9/2026 (a)(r)(t)	Square	1/13/2025	4,732	4,365	4,329
8604203.SRDSQ, 4.72%, 7/9/2026 (a)(r)(t)	Square	1/13/2025	5,105	4,768	4,816
8605484.SRDSQ, 4.72%, 7/9/2026 (a)(r)(t)	Square	1/13/2025	552	515	545
8605597.SRDSQ, 6.45%, 7/9/2026 (a)(r)(t)	Square	1/13/2025	1,756	1,602	1,298
8605640.SRDSQ, 6.27%, 7/9/2026 (a)(r)(t)	Square	1/13/2025	395	361	357
8606040.SRDSQ, 5.62%, 7/10/2026 (a)(r)(t)	Square	1/14/2025	562	518	509
8606105.SRDSQ, 6.43%, 7/10/2026 (a)(r)(t)	Square	1/14/2025	438	399	349
8606131.SRDSQ, 4.72%, 7/10/2026 (a)(r)(t)	Square	1/14/2025	2,077	1,939	2,003
8607361.SRDSQ, 4.72%, 7/10/2026 (a)(r)(t)	Square	1/14/2025	5,119	4,781	5,009
8607790.SRDSQ, 4.72%, 7/10/2026 (a)(r)(t)	Square	1/14/2025	6,827	6,376	6,726
8609467.SRDSQ, 4.72%, 7/11/2026 (a)(r)(t)	Square	1/15/2025	2,349	2,194	2,266
8609778.SRDSQ, 4.72%, 7/11/2026 (a)(r)(t)	Square	1/15/2025	1,987	1,856	1,932
8610127.SRDSQ, 5.64%, 7/11/2026 (a)(r)(t)	Square	1/15/2025	1,565	1,443	256
8610150.SRDSQ, 4.94%, 7/11/2026 (a)(r)(t)	Square	1/15/2025	484	451	370
8610218.SRDSQ, 5.59%, 7/12/2026 (a)(r)(t)	Square	1/15/2025	1,877	1,732	436
8610259.SRDSQ, 6.42%, 7/12/2026 (a)(r)(t)	Square	1/15/2025	364	332	67
8610561.SRDSQ, 5.34%, 7/12/2026 (a)(r)(t)	Square	1/15/2025	435	402	426
8611301.SRDSQ, 6.44%, 7/13/2026 (a)(r)(t)	Square	1/15/2025	2,396	2,185	934
8611364.SRDSQ, 6.28%, 7/13/2026 (a)(n)(r)(t)	Square	1/15/2025	1,085	992	85
8611385.SRDSQ, 5.03%, 7/13/2026 (a)(r)(t)	Square	1/15/2025	8,807	8,189	7,776
8611930.SRDSQ, 4.72%, 7/13/2026 (a)(n)(r)(t)	Square	1/15/2025	18,668	17,434	9,180
8612450.SRDSQ, 5.91%, 7/13/2026 (a)(n)(r)(t)	Square	1/15/2025	1,035	951	81
8612491.SRDSQ, 4.72%, 7/13/2026 (a)(r)(t)	Square	1/15/2025	138	129	136
8612535.SRDSQ, 5.04%, 7/13/2026 (a)(r)(t)	Square	1/15/2025	3,288	3,057	2,568
8612662.SRDSQ, 4.72%, 7/13/2026 (a)(r)(t)	Square	1/15/2025	5,246	4,900	5,138
8613149.SRDSQ, 5.03%, 7/13/2026 (a)(r)(t)	Square	1/15/2025	4,228	3,931	4,108
8614013.SRDSQ, 4.72%, 7/13/2026 (a)(r)(t)	Square	1/15/2025	952	889	935
8614633.SRDSQ, 5.91%, 7/14/2026 (a)(r)(t)	Square	1/16/2025	2,472	2,270	2,428
8615468.SRDSQ, 6.45%, 7/14/2026 (a)(r)(t)	Square	1/16/2025	9,908	9,034	6,062
8616429.SRDSQ, 4.72%, 7/14/2026 (a)(r)(t)	Square	1/16/2025	3,132	2,925	3,062
8616889.SRDSQ, 5.60%, 7/14/2026 (a)(r)(t)	Square	1/16/2025	528	487	506
8618102.SRDSQ, 4.71%, 7/15/2026 (a)(r)(t)	Square	1/17/2025	1,702	1,590	1,549
8618239.SRDSQ, 6.46%, 7/15/2026 (a)(r)(t)	Square	1/17/2025	474	432	381
8618262.SRDSQ, 4.72%, 7/15/2026 (a)(r)(t)	Square	1/17/2025	617	576	609
8619256.SRDSQ, 5.34%, 7/15/2026 (a)(r)(t)	Square	1/17/2025	3,277	3,034	2,486
8619321.SRDSQ, 5.03%, 7/15/2026 (a)(r)(t)	Square	1/17/2025	4,999	4,653	4,268
8619526.SRDSQ, 4.72%, 7/15/2026 (a)(r)(t)	Square	1/17/2025	15,865	14,817	12,233
8621119.SRDSQ, 5.03%, 7/15/2026 (a)(r)(t)	Square	1/17/2025	75,987	70,655	26,242
8624621.SRDSQ, 4.71%, 7/16/2026 (a)(r)(t)	Square	1/21/2025	927	866	907
8629286.SRDSQ, 5.02%, 7/17/2026 (a)(r)(t)	Square	1/22/2025	745	693	693
8629331.SRDSQ, 4.72%, 7/17/2026 (a)(n)(r)(t)	Square	1/22/2025	10,340	9,656	2,254
8630658.SRDSQ, 4.72%, 7/17/2026 (a)(r)(t)	Square	1/22/2025	19,450	18,165	19,086
8631885.SRDSQ, 4.72%, 7/18/2026 (a)(r)(t)	Square	1/23/2025	1,821	1,700	1,756
8631967.SRDSQ, 5.03%, 7/18/2026 (a)(r)(t)	Square	1/23/2025	11,983	11,143	11,576
8632295.SRDSQ, 4.72%, 7/18/2026 (a)(r)(t)	Square	1/23/2025	6,046	5,647	4,632
8633043.SRDSQ, 6.45%, 7/20/2026 (a)(r)(t)	Square	1/23/2025	1,537	1,401	870

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

178	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
8633068.SRDSQ, 4.72%, 7/20/2026 (a)(r)(t)	Square	1/23/2025	$6,269	$5,855	$6,107
8633293.SRDSQ, 5.03%, 7/20/2026 (a)(r)(t)	Square	1/23/2025	3,249	3,021	1,252
8633345.SRDSQ, 6.44%, 7/20/2026 (a)(r)(t)	Square	1/23/2025	400	365	367
8633485.SRDSQ, 4.72%, 7/20/2026 (a)(r)(t)	Square	1/23/2025	883	824	861
8634562.SRDSQ, 4.71%, 7/21/2026 (a)(r)(t)	Square	1/23/2025	1,090	1,018	1,069
8635091.SRDSQ, 4.72%, 7/21/2026 (a)(r)(t)	Square	1/23/2025	789	737	763
8635227.SRDSQ, 6.10%, 7/21/2026 (a)(r)(t)	Square	1/23/2025	2,489	2,281	2,331
8635380.SRDSQ, 4.73%, 7/21/2026 (a)(r)(t)	Square	1/23/2025	930	868	890
8635399.SRDSQ, 4.72%, 7/21/2026 (a)(r)(t)	Square	1/23/2025	6,954	6,494	5,777
8635613.SRDSQ, 5.59%, 7/21/2026 (a)(n)(r)(t)	Square	1/23/2025	2,957	2,728	1,025
8636021.SRDSQ, 4.71%, 7/21/2026 (a)(r)(t)	Square	1/23/2025	3,018	2,819	2,837
8636140.SRDSQ, 6.45%, 7/21/2026 (a)(r)(t)	Square	1/23/2025	445	406	85
8636538.SRDSQ, 6.31%, 7/21/2026 (a)(n)(r)(t)	Square	1/23/2025	440	402	109
8636609.SRDSQ, 5.05%, 7/21/2026 (a)(r)(t)	Square	1/23/2025	755	702	701
8637166.SRDSQ, 5.36%, 7/21/2026 (a)(r)(t)	Square	1/23/2025	888	822	754
8637213.SRDSQ, 4.72%, 7/21/2026 (a)(r)(t)	Square	1/23/2025	2,838	2,651	2,764
8637303.SRDSQ, 4.71%, 7/21/2026 (a)(r)(t)	Square	1/23/2025	2,912	2,719	2,810
8637367.SRDSQ, 4.72%, 7/21/2026 (a)(r)(t)	Square	1/23/2025	1,944	1,816	1,909
8637889.SRDSQ, 4.94%, 7/22/2026 (a)(n)(r)(t)	Square	1/24/2025	1,456	1,356	114
8639647.SRDSQ, 5.35%, 7/22/2026 (a)(r)(t)	Square	1/24/2025	537	497	526
8639706.SRDSQ, 4.72%, 7/22/2026 (a)(r)(t)	Square	1/24/2025	3,547	3,313	3,114
8639774.SRDSQ, 4.72%, 7/22/2026 (a)(r)(t)	Square	1/24/2025	22,755	21,251	21,811
8642973.SRDSQ, 4.72%, 7/23/2026 (a)(r)(t)	Square	1/27/2025	5,286	4,936	4,961
8643790.SRDSQ, 6.45%, 7/23/2026 (a)(n)(r)(t)	Square	1/27/2025	7,119	6,491	1,447
8644660.SRDSQ, 4.72%, 7/23/2026 (a)(r)(t)	Square	1/27/2025	1,048	979	1,033
8644813.SRDSQ, 6.30%, 7/23/2026 (a)(r)(t)	Square	1/27/2025	88	80	86
8646650.SRDSQ, 4.72%, 7/23/2026 (a)(r)(t)	Square	1/27/2025	2,184	2,040	2,136
8647176.SRDSQ, 6.45%, 7/24/2026 (a)(r)(t)	Square	1/28/2025	1,178	1,074	990
8647354.SRDSQ, 4.72%, 7/24/2026 (a)(r)(t)	Square	1/28/2025	1,425	1,330	1,382
8647701.SRDSQ, 6.46%, 7/24/2026 (a)(r)(t)	Square	1/28/2025	1,788	1,630	1,506
8648028.SRDSQ, 6.45%, 7/24/2026 (a)(r)(t)	Square	1/28/2025	1,935	1,765	1,836
8648232.SRDSQ, 5.91%, 7/24/2026 (a)(r)(t)	Square	1/28/2025	4,524	4,155	2,938
8648974.SRDSQ, 6.10%, 7/24/2026 (a)(r)(t)	Square	1/28/2025	2,702	2,475	2,464
8649429.SRDSQ, 5.63%, 7/24/2026 (a)(n)(r)(t)	Square	1/28/2025	5,028	4,636	394
8650841.SRDSQ, 5.60%, 7/25/2026 (a)(r)(t)	Square	1/29/2025	5,561	5,159	4,814
8650925.SRDSQ, 4.96%, 7/25/2026 (a)(n)(r)(t)	Square	1/29/2025	1,433	1,333	634
8650950.SRDSQ, 6.10%, 7/25/2026 (a)(r)(t)	Square	1/29/2025	3,367	3,084	3,208
8651366.SRDSQ, 4.72%, 7/25/2026 (a)(r)(t)	Square	1/29/2025	7,055	6,589	6,772
8651582.SRDSQ, 5.03%, 7/25/2026 (a)(r)(t)	Square	1/29/2025	5,345	4,970	4,409
8651778.SRDSQ, 5.62%, 7/26/2026 (a)(r)(t)	Square	1/29/2025	518	478	479
8651806.SRDSQ, 6.10%, 7/26/2026 (a)(r)(t)	Square	1/29/2025	954	874	766
8652018.SRDSQ, 4.71%, 7/26/2026 (a)(r)(t)	Square	1/29/2025	1,370	1,280	1,142
8652246.SRDSQ, 4.72%, 7/26/2026 (a)(r)(t)	Square	1/29/2025	1,648	1,539	1,615
8653491.SRDSQ, 4.72%, 7/27/2026 (a)(r)(t)	Square	1/29/2025	4,165	3,889	3,351
8653841.SRDSQ, 4.72%, 7/27/2026 (a)(r)(t)	Square	1/29/2025	4,011	3,746	3,737
8654058.SRDSQ, 6.10%, 7/27/2026 (a)(r)(t)	Square	1/29/2025	1,068	978	819
8654925.SRDSQ, 4.71%, 7/27/2026 (a)(r)(t)	Square	1/29/2025	2,951	2,756	2,780
8655009.SRDSQ, 5.35%, 7/27/2026 (a)(r)(t)	Square	1/29/2025	3,992	3,696	3,924
8656596.SRDSQ, 4.72%, 7/28/2026 (a)(r)(t)	Square	1/30/2025	3,507	3,275	3,465
8658833.SRDSQ, 6.45%, 7/28/2026 (a)(r)(t)	Square	1/30/2025	5,054	4,611	2,488
8659185.SRDSQ, 5.35%, 7/28/2026 (a)(r)(t)	Square	1/30/2025	1,569	1,453	1,527
8660861.SRDSQ, 5.03%, 7/28/2026 (a)(r)(t)	Square	1/30/2025	2,785	2,589	2,141

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	179

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
8662534.SRDSQ, 5.60%, 7/29/2026 (a)(r)(t)	Square	1/31/2025	$1,457	$1,344	$1,375
8662673.SRDSQ, 4.71%, 7/29/2026 (a)(r)(t)	Square	1/31/2025	1,872	1,748	1,780
8663001.SRDSQ, 5.03%, 7/29/2026 (a)(r)(t)	Square	1/31/2025	5,355	4,979	5,239
8663684.SRDSQ, 5.03%, 7/29/2026 (a)(r)(t)	Square	1/31/2025	30,251	28,128	22,865
8665598.SRDSQ, 5.35%, 7/29/2026 (a)(r)(t)	Square	1/31/2025	1,378	1,276	1,346
8666822.SRDSQ, 4.72%, 7/29/2026 (a)(r)(t)	Square	1/31/2025	26,563	24,807	24,855
8672958.SRDSQ, 4.72%, 7/30/2026 (a)(r)(t)	Square	2/03/2025	53,827	50,271	51,901
8697347.SRDSQ, 5.03%, 8/5/2026 (a)(r)(t)	Square	2/07/2025	15,036	13,981	14,781
8714960.SRDSQ, 4.72%, 8/10/2026 (a)(r)(t)	Square	2/12/2025	59,603	55,664	56,337
8725817.SRDSQ, 4.72%, 8/12/2026 (a)(r)(t)	Square	2/14/2025	44,958	41,987	43,904
8746621.SRDSQ, 4.72%, 8/18/2026 (a)(r)(t)	Square	2/20/2025	62,446	58,319	59,889
8747951.SRDSQ, 4.72%, 8/19/2026 (a)(r)(t)	Square	2/21/2025	127,655	119,220	105,386
8755684.SRDSQ, 4.72%, 8/20/2026 (a)(r)(t)	Square	2/24/2025	29,993	28,011	29,448
8761373.SRDSQ, 4.72%, 8/22/2026 (a)(r)(t)	Square	2/26/2025	41,775	39,014	40,888
8772076.SRDSQ, 4.72%, 8/25/2026 (a)(r)(t)	Square	2/27/2025	74,726	69,788	63,850
8772179.SRDSQ, 5.35%, 8/26/2026 (a)(n)(r)(t)	Square	2/28/2025	60,148	55,683	52,566
8776635.SRDSQ, 4.72%, 8/26/2026 (a)(r)(t)	Square	2/28/2025	68,566	64,035	66,391
8779311.SRDSQ, 4.72%, 8/27/2026 (a)(r)(t)	Square	3/03/2025	3,705	3,460	3,606
8779489.SRDSQ, 4.70%, 8/27/2026 (a)(r)(t)	Square	3/03/2025	176	165	173
8781105.SRDSQ, 4.72%, 8/27/2026 (a)(r)(t)	Square	3/03/2025	890	831	866
8781177.SRDSQ, 4.72%, 8/27/2026 (a)(n)(r)(t)	Square	3/03/2025	7,857	7,338	2,343
8781310.SRDSQ, 4.72%, 8/27/2026 (a)(r)(t)	Square	3/03/2025	36,263	33,867	31,032
8782140.SRDSQ, 4.72%, 8/27/2026 (a)(r)(t)	Square	3/03/2025	2,278	2,127	2,189
8782227.SRDSQ, 4.72%, 8/27/2026 (a)(r)(t)	Square	3/03/2025	2,407	2,248	2,346
8782303.SRDSQ, 5.03%, 8/27/2026 (a)(r)(t)	Square	3/03/2025	13,590	12,636	13,288
8782871.SRDSQ, 6.10%, 8/27/2026 (a)(n)(r)(t)	Square	3/03/2025	5,739	5,258	2,217
8783389.SRDSQ, 4.72%, 8/27/2026 (a)(r)(t)	Square	3/03/2025	3,971	3,709	3,867
8783511.SRDSQ, 4.71%, 8/27/2026 (a)(r)(t)	Square	3/03/2025	4,206	3,928	3,593
8783633.SRDSQ, 5.60%, 8/27/2026 (a)(r)(t)	Square	3/03/2025	3,467	3,198	3,195
8783706.SRDSQ, 6.10%, 8/27/2026 (a)(r)(t)	Square	3/03/2025	4,919	4,506	3,635
8783833.SRDSQ, 5.04%, 8/27/2026 (a)(r)(t)	Square	3/03/2025	1,013	942	975
8785597.SRDSQ, 6.45%, 8/28/2026 (a)(n)(r)(t)	Square	3/04/2025	1,138	1,038	924
8785634.SRDSQ, 4.72%, 8/28/2026 (a)(r)(t)	Square	3/04/2025	4,992	4,662	4,836
8785844.SRDSQ, 5.03%, 8/28/2026 (a)(r)(t)	Square	3/04/2025	9,223	8,580	8,935
8786224.SRDSQ, 6.44%, 8/28/2026 (a)(r)(t)	Square	3/04/2025	982	896	848
8786249.SRDSQ, 6.44%, 8/28/2026 (a)(n)(r)(t)	Square	3/04/2025	3,881	3,539	304
8787155.SRDSQ, 4.72%, 8/28/2026 (a)(n)(r)(t)	Square	3/04/2025	2,952	2,757	2,726
8787249.SRDSQ, 6.44%, 8/28/2026 (a)(n)(r)(t)	Square	3/04/2025	5,944	5,420	3,839
8787289.SRDSQ, 4.71%, 8/28/2026 (a)(r)(t)	Square	3/04/2025	2,506	2,341	2,194
8787339.SRDSQ, 4.93%, 8/28/2026 (a)(r)(t)	Square	3/04/2025	2,832	2,637	1,183
8787393.SRDSQ, 5.35%, 8/28/2026 (a)(r)(t)	Square	3/04/2025	1,634	1,513	1,576
8787460.SRDSQ, 4.72%, 8/28/2026 (a)(r)(t)	Square	3/04/2025	5,259	4,912	5,093
8787615.SRDSQ, 4.72%, 8/28/2026 (a)(r)(t)	Square	3/04/2025	2,990	2,793	2,943
8787825.SRDSQ, 4.72%, 8/28/2026 (a)(r)(t)	Square	3/04/2025	5,009	4,678	4,729
8787950.SRDSQ, 4.72%, 8/28/2026 (a)(r)(t)	Square	3/04/2025	383	358	372
8788121.SRDSQ, 6.10%, 8/28/2026 (a)(r)(t)	Square	3/04/2025	4,680	4,288	4,028
8789102.SRDSQ, 6.46%, 9/1/2026 (a)(r)(t)	Square	3/05/2025	731	667	568
8789123.SRDSQ, 4.72%, 9/1/2026 (a)(n)(r)(t)	Square	3/05/2025	7,016	6,552	6,767
8789195.SRDSQ, 6.10%, 9/1/2026 (a)(r)(t)	Square	3/05/2025	3,521	3,225	3,398
8789326.SRDSQ, 6.28%, 9/1/2026 (a)(n)(r)(t)	Square	3/05/2025	1,154	1,055	811
8789344.SRDSQ, 4.71%, 9/1/2026 (a)(r)(t)	Square	3/05/2025	1,821	1,701	1,757
8789490.SRDSQ, 5.03%, 9/1/2026 (a)(r)(t)	Square	3/05/2025	6,792	6,315	6,591

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

180	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
8789674.SRDSQ, 5.35%, 9/1/2026 (a)(r)(t)	Square	3/05/2025	$5,047	$4,672	$4,859
8789780.SRDSQ, 5.03%, 9/1/2026 (a)(r)(t)	Square	3/05/2025	1,857	1,727	1,808
8789818.SRDSQ, 5.60%, 9/1/2026 (a)(r)(t)	Square	3/05/2025	1,585	1,463	1,522
8789844.SRDSQ, 4.72%, 9/1/2026 (a)(r)(t)	Square	3/05/2025	634	592	624
8790065.SRDSQ, 5.03%, 9/2/2026 (a)(r)(t)	Square	3/05/2025	4,931	4,585	4,736
8790134.SRDSQ, 6.44%, 9/2/2026 (a)(r)(t)	Square	3/05/2025	1,666	1,519	946
8790146.SRDSQ, 5.34%, 9/2/2026 (a)(r)(t)	Square	3/05/2025	1,241	1,149	1,196
8790165.SRDSQ, 5.04%, 9/2/2026 (a)(r)(t)	Square	3/05/2025	1,168	1,086	1,145
8790392.SRDSQ, 6.47%, 9/2/2026 (a)(r)(t)	Square	3/05/2025	403	368	368
8790632.SRDSQ, 6.46%, 9/2/2026 (a)(r)(t)	Square	3/05/2025	1,254	1,143	1,054
8790645.SRDSQ, 5.03%, 9/2/2026 (a)(r)(t)	Square	3/05/2025	1,695	1,576	1,439
8790678.SRDSQ, 5.03%, 9/2/2026 (a)(r)(t)	Square	3/05/2025	895	832	871
8790703.SRDSQ, 5.92%, 9/2/2026 (a)(r)(t)	Square	3/05/2025	913	838	834
8790844.SRDSQ, 4.72%, 9/3/2026 (a)(r)(t)	Square	3/05/2025	4,222	3,943	4,123
8791188.SRDSQ, 4.72%, 9/3/2026 (a)(r)(t)	Square	3/05/2025	4,192	3,915	4,095
8791734.SRDSQ, 5.35%, 9/3/2026 (a)(r)(t)	Square	3/05/2025	2,295	2,125	2,200
8791900.SRDSQ, 5.03%, 9/3/2026 (a)(r)(t)	Square	3/05/2025	15,449	14,365	14,488
8792437.SRDSQ, 6.44%, 9/3/2026 (a)(r)(t)	Square	3/05/2025	2,542	2,318	2,183
8792493.SRDSQ, 4.72%, 9/3/2026 (a)(r)(t)	Square	3/05/2025	6,369	5,948	5,841
8792595.SRDSQ, 5.60%, 9/3/2026 (a)(r)(t)	Square	3/05/2025	9,036	8,336	8,605
8792902.SRDSQ, 5.35%, 9/3/2026 (a)(r)(t)	Square	3/05/2025	7,888	7,302	7,119
8793012.SRDSQ, 5.35%, 9/3/2026 (a)(r)(t)	Square	3/05/2025	2,719	2,517	2,172
8793082.SRDSQ, 6.45%, 9/3/2026 (a)(r)(t)	Square	3/05/2025	1,066	972	987
8793207.SRDSQ, 4.94%, 9/3/2026 (a)(n)(r)(t)	Square	3/05/2025	8,776	8,171	1,276
8793280.SRDSQ, 4.71%, 9/3/2026 (a)(n)(r)(t)	Square	3/05/2025	5,508	5,144	4,558
8793335.SRDSQ, 4.72%, 9/3/2026 (a)(r)(t)	Square	3/05/2025	18,728	17,491	18,131
8793879.SRDSQ, 4.72%, 9/3/2026 (a)(r)(t)	Square	3/05/2025	13,388	12,503	13,022
8794193.SRDSQ, 5.63%, 9/3/2026 (a)(r)(t)	Square	3/05/2025	970	894	873
8794211.SRDSQ, 4.71%, 9/3/2026 (a)(n)(r)(t)	Square	3/05/2025	1,441	1,346	1,142
8794238.SRDSQ, 5.35%, 9/3/2026 (a)(r)(t)	Square	3/05/2025	10,209	9,451	9,689
8794898.SRDSQ, 5.90%, 9/3/2026 (a)(r)(t)	Square	3/05/2025	1,137	1,044	1,081
8795303.SRDSQ, 4.72%, 9/4/2026 (a)(r)(t)	Square	3/06/2025	3,858	3,603	3,736
8795460.SRDSQ, 4.72%, 9/4/2026 (a)(r)(t)	Square	3/06/2025	6,784	6,336	6,683
8796096.SRDSQ, 4.73%, 9/4/2026 (a)(r)(t)	Square	3/06/2025	796	744	779
8796166.SRDSQ, 5.03%, 9/4/2026 (a)(r)(t)	Square	3/06/2025	1,687	1,569	1,631
8796264.SRDSQ, 6.10%, 9/4/2026 (a)(n)(r)(t)	Square	3/06/2025	16,474	15,093	7,206
8796623.SRDSQ, 6.29%, 9/4/2026 (a)(n)(r)(t)	Square	3/06/2025	2,959	2,704	523
8796788.SRDSQ, 5.03%, 9/4/2026 (a)(r)(t)	Square	3/06/2025	2,924	2,719	2,440
8796868.SRDSQ, 4.72%, 9/4/2026 (a)(n)(r)(t)	Square	3/06/2025	19,785	18,477	6,126
8797376.SRDSQ, 4.72%, 9/4/2026 (a)(r)(t)	Square	3/06/2025	4,773	4,458	4,639
8797586.SRDSQ, 4.72%, 9/4/2026 (a)(r)(t)	Square	3/06/2025	25,980	24,263	25,121
8798132.SRDSQ, 5.03%, 9/4/2026 (a)(r)(t)	Square	3/06/2025	372	346	367
8798280.SRDSQ, 6.44%, 9/4/2026 (a)(r)(t)	Square	3/06/2025	236	215	227
8798433.SRDSQ, 5.35%, 9/4/2026 (a)(n)(r)(t)	Square	3/06/2025	9,357	8,662	6,263
8798521.SRDSQ, 5.60%, 9/4/2026 (a)(n)(r)(t)	Square	3/06/2025	21,605	19,931	17,275
8799195.SRDSQ, 5.91%, 9/4/2026 (a)(r)(t)	Square	3/06/2025	12,078	11,094	11,384
8799494.SRDSQ, 4.72%, 9/4/2026 (a)(r)(t)	Square	3/06/2025	4,191	3,914	4,039
8799745.SRDSQ, 6.10%, 9/5/2026 (a)(r)(t)	Square	3/07/2025	2,024	1,854	1,712
8799880.SRDSQ, 4.71%, 9/5/2026 (a)(r)(t)	Square	3/07/2025	5,856	5,469	2,052
8799944.SRDSQ, 4.72%, 9/5/2026 (a)(r)(t)	Square	3/07/2025	6,680	6,239	6,518
8800194.SRDSQ, 6.32%, 9/5/2026 (a)(r)(t)	Square	3/07/2025	351	321	292
8800204.SRDSQ, 4.72%, 9/5/2026 (a)(r)(t)	Square	3/07/2025	2,610	2,438	2,556

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	181

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
8800401.SRDSQ, 4.72%, 9/5/2026 (a)(r)(t)	Square	3/07/2025	$1,610	$1,503	$1,571
8800500.SRDSQ, 6.09%, 9/5/2026 (a)(r)(t)	Square	3/07/2025	320	293	312
8800524.SRDSQ, 5.91%, 9/5/2026 (a)(r)(t)	Square	3/07/2025	5,803	5,330	5,431
8800855.SRDSQ, 5.91%, 9/5/2026 (a)(r)(t)	Square	3/07/2025	1,512	1,389	1,482
8801067.SRDSQ, 4.72%, 9/5/2026 (a)(r)(t)	Square	3/07/2025	1,243	1,161	1,209
8801113.SRDSQ, 5.03%, 9/5/2026 (a)(r)(t)	Square	3/07/2025	7,246	6,738	6,820
8801261.SRDSQ, 5.35%, 9/5/2026 (a)(r)(t)	Square	3/07/2025	2,662	2,464	2,421
8801305.SRDSQ, 6.46%, 9/5/2026 (a)(r)(t)	Square	3/07/2025	848	773	530
8801437.SRDSQ, 4.72%, 9/5/2026 (a)(r)(t)	Square	3/07/2025	823	769	798
8801479.SRDSQ, 5.02%, 9/5/2026 (a)(r)(t)	Square	3/07/2025	950	883	901
8801509.SRDSQ, 4.72%, 9/5/2026 (a)(r)(t)	Square	3/07/2025	3,576	3,340	3,497
8801665.SRDSQ, 5.03%, 9/5/2026 (a)(r)(t)	Square	3/07/2025	4,791	4,455	3,795
8801763.SRDSQ, 5.35%, 9/5/2026 (a)(r)(t)	Square	3/07/2025	19,349	17,914	17,342
8802343.SRDSQ, 4.72%, 9/5/2026 (a)(r)(t)	Square	3/07/2025	2,871	2,681	2,797
8802554.SRDSQ, 5.03%, 9/5/2026 (a)(r)(t)	Square	3/07/2025	5,187	4,823	5,040
8803257.SRDSQ, 5.91%, 9/5/2026 (a)(r)(t)	Square	3/07/2025	1,892	1,738	1,809
8803430.SRDSQ, 4.71%, 9/5/2026 (a)(r)(t)	Square	3/07/2025	1,626	1,519	1,453
8806265.SRDSQ, 4.72%, 9/6/2026 (a)(r)(t)	Square	3/10/2025	3,999	3,735	3,790
8806392.SRDSQ, 4.72%, 9/6/2026 (a)(r)(t)	Square	3/10/2025	1,913	1,787	1,850
8806476.SRDSQ, 5.91%, 9/6/2026 (a)(r)(t)	Square	3/10/2025	6,429	5,906	5,764
8806922.SRDSQ, 6.44%, 9/6/2026 (a)(r)(t)	Square	3/10/2025	1,408	1,284	1,275
8807405.SRDSQ, 4.73%, 9/6/2026 (a)(r)(t)	Square	3/10/2025	946	884	921
8807451.SRDSQ, 4.72%, 9/6/2026 (a)(r)(t)	Square	3/10/2025	5,437	5,077	5,265
8807706.SRDSQ, 4.72%, 9/6/2026 (a)(r)(t)	Square	3/10/2025	1,325	1,237	1,293
8807780.SRDSQ, 6.45%, 9/6/2026 (a)(r)(t)	Square	3/10/2025	3,870	3,541	2,264
8808156.SRDSQ, 4.72%, 9/6/2026 (a)(r)(t)	Square	3/10/2025	1,438	1,343	1,381
8808256.SRDSQ, 6.29%, 9/6/2026 (a)(r)(t)	Square	3/10/2025	38	34	37
8808569.SRDSQ, 4.72%, 9/6/2026 (a)(r)(t)	Square	3/10/2025	12,472	11,648	11,740
8809095.SRDSQ, 5.03%, 9/6/2026 (a)(r)(t)	Square	3/10/2025	4,196	3,902	4,101
8809310.SRDSQ, 5.63%, 9/6/2026 (a)(r)(t)	Square	3/10/2025	1,683	1,552	206
8809744.SRDSQ, 4.72%, 9/6/2026 (a)(r)(t)	Square	3/10/2025	1,328	1,240	1,305
8809861.SRDSQ, 4.72%, 9/6/2026 (a)(r)(t)	Square	3/10/2025	506	472	484
8809870.SRDSQ, 4.72%, 9/6/2026 (a)(r)(t)	Square	3/10/2025	4,294	4,010	4,132
8809993.SRDSQ, 4.72%, 9/6/2026 (a)(r)(t)	Square	3/10/2025	15,166	14,164	14,393
8810407.SRDSQ, 4.72%, 9/6/2026 (a)(r)(t)	Square	3/10/2025	3,721	3,475	3,640
8810680.SRDSQ, 4.71%, 9/7/2026 (a)(r)(t)	Square	3/11/2025	2,312	2,159	2,236
8810829.SRDSQ, 5.91%, 9/7/2026 (a)(r)(t)	Square	3/11/2025	5,750	5,282	5,602
8811507.SRDSQ, 5.62%, 9/7/2026 (a)(r)(t)	Square	3/11/2025	949	876	771
8812086.SRDSQ, 4.72%, 9/7/2026 (a)(r)(t)	Square	3/11/2025	1,670	1,560	1,626
8813636.SRDSQ, 5.03%, 9/7/2026 (a)(r)(t)	Square	3/11/2025	2,328	2,165	2,295
8813979.SRDSQ, 5.91%, 9/7/2026 (a)(r)(t)	Square	3/11/2025	3,501	3,216	3,365
8814156.SRDSQ, 5.03%, 9/7/2026 (a)(r)(t)	Square	3/11/2025	6,015	5,593	5,825
8814298.SRDSQ, 5.04%, 9/7/2026 (a)(r)(t)	Square	3/11/2025	2,105	1,957	1,794
8814321.SRDSQ, 4.71%, 9/7/2026 (a)(r)(t)	Square	3/11/2025	1,948	1,819	1,893
8814361.SRDSQ, 4.72%, 9/7/2026 (a)(r)(t)	Square	3/11/2025	7,356	6,870	6,269
8814730.SRDSQ, 4.72%, 9/8/2026 (a)(r)(t)	Square	3/12/2025	5,832	5,447	5,678
8814811.SRDSQ, 5.35%, 9/8/2026 (a)(r)(t)	Square	3/12/2025	5,811	5,379	5,567
8814880.SRDSQ, 4.72%, 9/8/2026 (a)(r)(t)	Square	3/12/2025	6,257	5,843	6,043
8814976.SRDSQ, 5.63%, 9/8/2026 (a)(n)(r)(t)	Square	3/12/2025	5,099	4,702	633
8815200.SRDSQ, 5.03%, 9/8/2026 (a)(r)(t)	Square	3/12/2025	2,786	2,590	2,673
8815263.SRDSQ, 5.34%, 9/8/2026 (a)(r)(t)	Square	3/12/2025	1,500	1,388	1,407
8815394.SRDSQ, 4.72%, 9/8/2026 (a)(r)(t)	Square	3/12/2025	8,294	7,746	7,967

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

182	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
8815519.SRDSQ, 5.35%, 9/8/2026 (a)(r)(t)	Square	3/12/2025	$1,254	$1,160	$1,211
8815664.SRDSQ, 4.72%, 9/9/2026 (a)(r)(t)	Square	3/12/2025	4,473	4,177	4,368
8815773.SRDSQ, 5.34%, 9/9/2026 (a)(r)(t)	Square	3/12/2025	2,260	2,092	2,179
8815813.SRDSQ, 5.60%, 9/9/2026 (a)(r)(t)	Square	3/12/2025	5,277	4,869	5,013
8815913.SRDSQ, 5.03%, 9/9/2026 (a)(r)(t)	Square	3/12/2025	1,279	1,189	1,254
8815940.SRDSQ, 6.46%, 9/9/2026 (a)(r)(t)	Square	3/12/2025	826	753	780
8815958.SRDSQ, 4.71%, 9/9/2026 (a)(r)(t)	Square	3/12/2025	4,014	3,749	2,845
8815991.SRDSQ, 6.29%, 9/9/2026 (a)(r)(t)	Square	3/12/2025	198	181	194
8816040.SRDSQ, 6.45%, 9/9/2026 (a)(r)(t)	Square	3/12/2025	1,321	1,205	1,233
8816174.SRDSQ, 4.90%, 9/9/2026 (a)(n)(r)(t)	Square	3/12/2025	403	376	297
8816178.SRDSQ, 5.03%, 9/9/2026 (a)(r)(t)	Square	3/12/2025	6,044	5,620	5,836
8816299.SRDSQ, 6.10%, 9/9/2026 (a)(r)(t)	Square	3/12/2025	1,454	1,332	1,413
8816331.SRDSQ, 6.45%, 9/9/2026 (a)(r)(t)	Square	3/12/2025	10,848	9,891	9,159
8817206.SRDSQ, 5.60%, 9/10/2026 (a)(r)(t)	Square	3/12/2025	2,419	2,232	2,228
8817397.SRDSQ, 5.59%, 9/10/2026 (a)(r)(t)	Square	3/12/2025	1,104	1,019	1,022
8817428.SRDSQ, 4.72%, 9/10/2026 (a)(r)(t)	Square	3/12/2025	2,775	2,592	2,714
8817664.SRDSQ, 5.60%, 9/10/2026 (a)(r)(t)	Square	3/12/2025	7,146	6,592	6,859
8818061.SRDSQ, 5.03%, 9/10/2026 (a)(r)(t)	Square	3/12/2025	3,239	3,011	3,096
8818159.SRDSQ, 4.72%, 9/10/2026 (a)(r)(t)	Square	3/12/2025	22,012	20,557	21,098
8818656.SRDSQ, 4.72%, 9/10/2026 (a)(r)(t)	Square	3/12/2025	1,983	1,852	1,928
8818701.SRDSQ, 5.59%, 9/10/2026 (a)(r)(t)	Square	3/12/2025	521	481	510
8819657.SRDSQ, 5.03%, 9/10/2026 (a)(r)(t)	Square	3/12/2025	4,258	3,959	2,842
8819715.SRDSQ, 4.71%, 9/10/2026 (a)(r)(t)	Square	3/12/2025	1,728	1,613	1,693
8820157.SRDSQ, 5.03%, 9/10/2026 (a)(r)(t)	Square	3/12/2025	1,854	1,724	1,354
8820214.SRDSQ, 4.72%, 9/10/2026 (a)(r)(t)	Square	3/12/2025	7,957	7,431	7,684
8820346.SRDSQ, 5.03%, 9/10/2026 (a)(n)(r)(t)	Square	3/12/2025	2,369	2,203	1,598
8820355.SRDSQ, 5.62%, 9/10/2026 (a)(r)(t)	Square	3/12/2025	829	764	603
8820604.SRDSQ, 6.44%, 9/10/2026 (a)(r)(t)	Square	3/12/2025	530	483	503
8820995.SRDSQ, 4.94%, 9/10/2026 (a)(r)(t)	Square	3/12/2025	3,444	3,206	491
8821753.SRDSQ, 5.03%, 9/11/2026 (a)(r)(t)	Square	3/13/2025	1,969	1,830	1,881
8822076.SRDSQ, 4.71%, 9/11/2026 (a)(r)(t)	Square	3/13/2025	2,370	2,213	2,260
8822571.SRDSQ, 5.34%, 9/11/2026 (a)(r)(t)	Square	3/13/2025	1,367	1,265	1,259
8822655.SRDSQ, 5.03%, 9/11/2026 (a)(r)(t)	Square	3/13/2025	17,872	16,617	17,126
8823658.SRDSQ, 5.03%, 9/11/2026 (a)(r)(t)	Square	3/13/2025	3,565	3,315	3,115
8823698.SRDSQ, 5.03%, 9/11/2026 (a)(r)(t)	Square	3/13/2025	1,717	1,597	1,689
8823996.SRDSQ, 4.72%, 9/11/2026 (a)(r)(t)	Square	3/13/2025	1,883	1,758	1,833
8824055.SRDSQ, 5.60%, 9/11/2026 (a)(r)(t)	Square	3/13/2025	1,338	1,234	193
8824088.SRDSQ, 4.72%, 9/11/2026 (a)(r)(t)	Square	3/13/2025	3,965	3,703	3,863
8824751.SRDSQ, 6.10%, 9/11/2026 (a)(r)(t)	Square	3/13/2025	4,652	4,262	3,926
8825785.SRDSQ, 4.72%, 9/12/2026 (a)(r)(t)	Square	3/14/2025	11,594	10,828	11,281
8827095.SRDSQ, 5.35%, 9/12/2026 (a)(n)(r)(t)	Square	3/14/2025	7,310	6,767	573
8827181.SRDSQ, 5.60%, 9/12/2026 (a)(r)(t)	Square	3/14/2025	2,668	2,463	2,598
8827384.SRDSQ, 5.62%, 9/12/2026 (a)(r)(t)	Square	3/14/2025	210	193	169
8827388.SRDSQ, 5.35%, 9/12/2026 (a)(r)(t)	Square	3/14/2025	6,954	6,438	6,796
8828187.SRDSQ, 5.03%, 9/12/2026 (a)(r)(t)	Square	3/14/2025	1,202	1,118	1,177
8828254.SRDSQ, 6.45%, 9/12/2026 (a)(r)(t)	Square	3/14/2025	11,582	10,560	7,126
8829307.SRDSQ, 4.72%, 9/12/2026 (a)(r)(t)	Square	3/14/2025	6,958	6,498	6,748
8829482.SRDSQ, 4.72%, 9/12/2026 (a)(r)(t)	Square	3/14/2025	34,446	32,170	32,083
8829958.SRDSQ, 4.73%, 9/12/2026 (a)(r)(t)	Square	3/14/2025	963	899	940
8830097.SRDSQ, 6.11%, 9/12/2026 (a)(r)(t)	Square	3/14/2025	2,036	1,865	404
8830289.SRDSQ, 4.72%, 9/12/2026 (a)(r)(t)	Square	3/14/2025	6,626	6,188	6,429
8834391.SRDSQ, 4.72%, 9/12/2026 (a)(r)(t)	Square	3/17/2025	3,485	3,255	3,427

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	183

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
8836138.SRDSQ, 5.60%, 9/13/2026 (a)(r)(t)	Square	3/17/2025	$8,936	$8,243	$8,529
8836467.SRDSQ, 4.72%, 9/13/2026 (a)(r)(t)	Square	3/17/2025	16,903	15,788	16,461
8836957.SRDSQ, 4.72%, 9/13/2026 (a)(r)(t)	Square	3/17/2025	3,201	2,990	3,106
8837029.SRDSQ, 5.35%, 9/13/2026 (a)(r)(t)	Square	3/17/2025	14,348	13,282	14,042
8837541.SRDSQ, 4.72%, 9/13/2026 (a)(r)(t)	Square	3/17/2025	1,330	1,242	1,300
8837995.SRDSQ, 5.91%, 9/13/2026 (a)(r)(t)	Square	3/17/2025	760	698	748
8838124.SRDSQ, 4.72%, 9/13/2026 (a)(r)(t)	Square	3/17/2025	2,278	2,127	2,204
8838190.SRDSQ, 6.10%, 9/13/2026 (a)(r)(t)	Square	3/17/2025	4,514	4,151	751
8838586.SRDSQ, 4.72%, 9/13/2026 (a)(r)(t)	Square	3/17/2025	2,409	2,249	2,338
8838649.SRDSQ, 4.93%, 9/13/2026 (a)(r)(t)	Square	3/17/2025	173	161	169
8838686.SRDSQ, 5.91%, 9/13/2026 (a)(r)(t)	Square	3/17/2025	13,855	12,727	12,964
8839505.SRDSQ, 6.47%, 9/14/2026 (a)(r)(t)	Square	3/18/2025	655	597	464
8839608.SRDSQ, 5.60%, 9/14/2026 (a)(r)(t)	Square	3/18/2025	7,923	7,310	7,516
8839898.SRDSQ, 4.71%, 9/14/2026 (a)(r)(t)	Square	3/18/2025	1,709	1,597	1,660
8840004.SRDSQ, 4.72%, 9/14/2026 (a)(r)(t)	Square	3/18/2025	3,133	2,925	3,028
8840263.SRDSQ, 4.72%, 9/14/2026 (a)(r)(t)	Square	3/18/2025	2,820	2,633	2,721
8840333.SRDSQ, 4.72%, 9/14/2026 (a)(r)(t)	Square	3/18/2025	5,800	5,416	4,953
8840481.SRDSQ, 5.03%, 9/14/2026 (a)(r)(t)	Square	3/18/2025	7,526	6,998	4,834
8840601.SRDSQ, 5.03%, 9/14/2026 (a)(r)(t)	Square	3/18/2025	3,021	2,809	2,938
8840776.SRDSQ, 4.72%, 9/14/2026 (a)(r)(t)	Square	3/18/2025	5,331	4,979	4,841
8841684.SRDSQ, 5.60%, 9/14/2026 (a)(r)(t)	Square	3/18/2025	11,785	10,872	11,256
8842167.SRDSQ, 4.72%, 9/14/2026 (a)(r)(t)	Square	3/18/2025	10,952	10,228	10,681
8842571.SRDSQ, 5.60%, 9/14/2026 (a)(r)(t)	Square	3/18/2025	38,796	35,791	36,357
8843494.SRDSQ, 6.10%, 9/14/2026 (a)(n)(r)(t)	Square	3/18/2025	7,107	6,511	5,742
8843606.SRDSQ, 5.03%, 9/14/2026 (a)(r)(t)	Square	3/18/2025	8,033	7,469	7,029
8843674.SRDSQ, 4.72%, 9/14/2026 (a)(r)(t)	Square	3/18/2025	5,311	4,960	5,096
8843910.SRDSQ, 5.35%, 9/14/2026 (a)(r)(t)	Square	3/18/2025	28,314	26,212	26,030
8844126.SRDSQ, 5.35%, 9/14/2026 (a)(r)(t)	Square	3/18/2025	1,306	1,209	1,061
8844173.SRDSQ, 4.72%, 9/15/2026 (a)(r)(t)	Square	3/19/2025	1,994	1,862	1,924
8844205.SRDSQ, 5.60%, 9/15/2026 (a)(r)(t)	Square	3/19/2025	10,393	9,588	9,882
8844329.SRDSQ, 4.72%, 9/15/2026 (a)(r)(t)	Square	3/19/2025	1,966	1,836	1,925
8844378.SRDSQ, 6.45%, 9/15/2026 (a)(r)(t)	Square	3/19/2025	2,518	2,296	2,366
8844417.SRDSQ, 4.72%, 9/15/2026 (a)(r)(t)	Square	3/19/2025	10,964	10,239	10,401
8844536.SRDSQ, 4.72%, 9/15/2026 (a)(r)(t)	Square	3/19/2025	3,745	3,497	3,672
8844638.SRDSQ, 4.72%, 9/15/2026 (a)(r)(t)	Square	3/19/2025	15,969	14,914	15,511
8845010.SRDSQ, 6.45%, 9/15/2026 (a)(r)(t)	Square	3/19/2025	847	772	816
8845029.SRDSQ, 5.03%, 9/15/2026 (a)(r)(t)	Square	3/19/2025	2,474	2,300	2,413
8845080.SRDSQ, 6.45%, 9/15/2026 (a)(r)(t)	Square	3/19/2025	3,044	2,775	2,866
8845130.SRDSQ, 4.72%, 9/15/2026 (a)(r)(t)	Square	3/19/2025	2,047	1,912	1,990
8845164.SRDSQ, 4.72%, 9/15/2026 (a)(r)(t)	Square	3/19/2025	5,613	5,242	5,475
8845230.SRDSQ, 5.90%, 9/15/2026 (a)(r)(t)	Square	3/19/2025	778	715	743
8845247.SRDSQ, 5.34%, 9/15/2026 (a)(r)(t)	Square	3/19/2025	4,808	4,451	4,447
8845302.SRDSQ, 4.72%, 9/15/2026 (a)(r)(t)	Square	3/19/2025	5,507	5,143	5,373
8845660.SRDSQ, 5.60%, 9/15/2026 (a)(r)(t)	Square	3/19/2025	4,283	3,951	3,488
8845711.SRDSQ, 5.91%, 9/15/2026 (a)(r)(t)	Square	3/19/2025	1,060	974	947
8845733.SRDSQ, 6.10%, 9/15/2026 (a)(r)(t)	Square	3/19/2025	4,435	4,063	4,299
8845856.SRDSQ, 4.72%, 9/15/2026 (a)(r)(t)	Square	3/19/2025	2,246	2,097	2,173
8845904.SRDSQ, 5.91%, 9/15/2026 (a)(r)(t)	Square	3/19/2025	4,146	3,808	2,409
8845935.SRDSQ, 5.03%, 9/15/2026 (a)(r)(t)	Square	3/19/2025	4,337	4,033	4,013
8845991.SRDSQ, 5.03%, 9/15/2026 (a)(r)(t)	Square	3/19/2025	25,144	23,379	21,420
8846200.SRDSQ, 6.45%, 9/16/2026 (a)(r)(t)	Square	3/19/2025	2,312	2,108	2,043
8846244.SRDSQ, 6.28%, 9/16/2026 (a)(r)(t)	Square	3/19/2025	2,238	2,045	313

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

184	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
8846293.SRDSQ, 6.10%, 9/16/2026 (a)(r)(t)	Square	3/19/2025	$2,211	$2,026	$1,648
8846316.SRDSQ, 4.72%, 9/16/2026 (a)(r)(t)	Square	3/19/2025	3,487	3,257	3,379
8846369.SRDSQ, 4.72%, 9/16/2026 (a)(r)(t)	Square	3/19/2025	11,641	10,872	11,344
8846590.SRDSQ, 4.93%, 9/16/2026 (a)(n)(r)(t)	Square	3/19/2025	206	192	154
8846627.SRDSQ, 4.72%, 9/16/2026 (a)(r)(t)	Square	3/19/2025	4,898	4,574	4,753
8846905.SRDSQ, 5.34%, 9/16/2026 (a)(r)(t)	Square	3/19/2025	1,464	1,356	1,132
8846921.SRDSQ, 4.72%, 9/16/2026 (a)(r)(t)	Square	3/19/2025	2,106	1,967	2,049
8846965.SRDSQ, 4.72%, 9/16/2026 (a)(r)(t)	Square	3/19/2025	9,326	8,710	7,642
8848174.SRDSQ, 5.03%, 9/17/2026 (a)(r)(t)	Square	3/19/2025	4,766	4,431	4,061
8848219.SRDSQ, 4.72%, 9/17/2026 (a)(r)(t)	Square	3/19/2025	4,155	3,881	4,021
8849104.SRDSQ, 4.72%, 9/17/2026 (a)(r)(t)	Square	3/19/2025	2,207	2,061	2,125
8849245.SRDSQ, 5.92%, 9/17/2026 (a)(r)(t)	Square	3/19/2025	748	687	709
8849354.SRDSQ, 5.60%, 9/17/2026 (a)(r)(t)	Square	3/19/2025	2,166	1,998	2,032
8849410.SRDSQ, 4.72%, 9/17/2026 (a)(r)(t)	Square	3/19/2025	4,789	4,473	4,535
8849459.SRDSQ, 5.34%, 9/17/2026 (a)(r)(t)	Square	3/19/2025	2,120	1,963	1,949
8852824.SRDSQ, 6.45%, 9/18/2026 (a)(r)(t)	Square	3/20/2025	196	178	187
8852893.SRDSQ, 6.09%, 9/18/2026 (a)(r)(t)	Square	3/20/2025	737	675	716
8852992.SRDSQ, 4.72%, 9/18/2026 (a)(r)(t)	Square	3/20/2025	3,370	3,147	3,275
8853637.SRDSQ, 5.35%, 9/18/2026 (a)(r)(t)	Square	3/20/2025	4,493	4,159	4,322
8855650.SRDSQ, 4.72%, 9/18/2026 (a)(r)(t)	Square	3/20/2025	15,379	14,363	14,560
8856006.SRDSQ, 5.03%, 9/18/2026 (a)(r)(t)	Square	3/20/2025	1,279	1,189	1,219
8856044.SRDSQ, 5.58%, 9/18/2026 (a)(r)(t)	Square	3/20/2025	210	193	206
8856346.SRDSQ, 4.71%, 9/18/2026 (a)(r)(t)	Square	3/20/2025	2,309	2,157	2,176
8856410.SRDSQ, 6.45%, 9/18/2026 (a)(n)(r)(t)	Square	3/20/2025	46,650	42,537	9,077
8857117.SRDSQ, 6.10%, 9/18/2026 (a)(r)(t)	Square	3/20/2025	2,485	2,277	2,373
8857210.SRDSQ, 4.72%, 9/18/2026 (a)(r)(t)	Square	3/20/2025	5,247	4,900	5,142
8857576.SRDSQ, 4.72%, 9/18/2026 (a)(r)(t)	Square	3/20/2025	5,098	4,761	4,938
8857741.SRDSQ, 4.73%, 9/18/2026 (a)(r)(t)	Square	3/21/2025	805	752	786
8857880.SRDSQ, 4.72%, 9/19/2026 (a)(r)(t)	Square	3/21/2025	3,855	3,600	3,748
8858047.SRDSQ, 4.72%, 9/19/2026 (a)(r)(t)	Square	3/21/2025	4,964	4,636	4,778
8858134.SRDSQ, 5.03%, 9/19/2026 (a)(r)(t)	Square	3/21/2025	6,162	5,730	5,160
8858414.SRDSQ, 5.60%, 9/19/2026 (a)(r)(t)	Square	3/21/2025	12,577	11,603	12,138
8858736.SRDSQ, 4.72%, 9/19/2026 (a)(r)(t)	Square	3/21/2025	12,975	12,117	12,567
8859734.SRDSQ, 4.72%, 9/19/2026 (a)(r)(t)	Square	3/21/2025	2,166	2,022	2,134
8860299.SRDSQ, 5.03%, 9/19/2026 (a)(r)(t)	Square	3/21/2025	6,005	5,584	5,894
8861479.SRDSQ, 4.72%, 9/19/2026 (a)(r)(t)	Square	3/21/2025	10,510	9,815	10,117
8861763.SRDSQ, 5.35%, 9/19/2026 (a)(n)(r)(t)	Square	3/21/2025	4,406	4,078	2,728
8861841.SRDSQ, 4.72%, 9/19/2026 (a)(r)(t)	Square	3/21/2025	1,457	1,361	1,420
8861885.SRDSQ, 4.72%, 9/19/2026 (a)(r)(t)	Square	3/21/2025	6,378	5,957	6,187
8861990.SRDSQ, 4.71%, 9/19/2026 (a)(r)(t)	Square	3/21/2025	3,979	3,716	3,808
8862050.SRDSQ, 5.91%, 9/19/2026 (a)(n)(r)(t)	Square	3/21/2025	8,415	7,729	660
8864960.SRDSQ, 6.44%, 9/20/2026 (a)(r)(t)	Square	3/24/2025	3,286	2,996	2,620
8865022.SRDSQ, 4.72%, 9/20/2026 (a)(r)(t)	Square	3/24/2025	1,943	1,814	1,864
8865123.SRDSQ, 4.72%, 9/20/2026 (a)(r)(t)	Square	3/24/2025	4,382	4,092	3,772
8865752.SRDSQ, 4.72%, 9/20/2026 (a)(r)(t)	Square	3/24/2025	1,784	1,666	1,727
8865825.SRDSQ, 6.44%, 9/20/2026 (a)(r)(t)	Square	3/24/2025	1,294	1,180	720
8865945.SRDSQ, 4.71%, 9/20/2026 (a)(r)(t)	Square	3/24/2025	1,248	1,165	1,213
8865962.SRDSQ, 6.09%, 9/20/2026 (a)(r)(t)	Square	3/24/2025	532	487	513
8865982.SRDSQ, 6.45%, 9/20/2026 (a)(r)(t)	Square	3/24/2025	4,863	4,434	4,067
8866113.SRDSQ, 4.71%, 9/20/2026 (a)(r)(t)	Square	3/24/2025	2,725	2,545	2,629
8866360.SRDSQ, 5.03%, 9/20/2026 (a)(r)(t)	Square	3/24/2025	3,312	3,079	3,227
8866439.SRDSQ, 6.29%, 9/20/2026 (a)(r)(t)	Square	3/24/2025	6,197	5,662	5,341

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	185

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
8866572.SRDSQ, 4.72%, 9/20/2026 (a)(r)(t)	Square	3/24/2025	$16,827	$15,715	$16,228
8867456.SRDSQ, 5.03%, 9/20/2026 (a)(r)(t)	Square	3/24/2025	6,168	5,735	5,955
8867649.SRDSQ, 5.60%, 9/20/2026 (a)(r)(t)	Square	3/24/2025	4,350	4,014	4,145
8867697.SRDSQ, 6.10%, 9/20/2026 (a)(r)(t)	Square	3/24/2025	341	312	330
8867705.SRDSQ, 5.03%, 9/20/2026 (a)(n)(r)(t)	Square	3/24/2025	12,243	11,384	3,947
8867810.SRDSQ, 5.35%, 9/20/2026 (a)(r)(t)	Square	3/24/2025	2,994	2,772	2,289
8869200.SRDSQ, 5.03%, 9/20/2026 (a)(r)(t)	Square	3/25/2025	4,369	4,062	3,986
8869289.SRDSQ, 4.97%, 9/20/2026 (a)(r)(t)	Square	3/25/2025	248	231	103
8869291.SRDSQ, 5.60%, 9/20/2026 (a)(n)(r)(t)	Square	3/25/2025	4,977	4,591	390
8869309.SRDSQ, 4.72%, 9/20/2026 (a)(r)(t)	Square	3/25/2025	33,585	31,365	12,630
8869487.SRDSQ, 5.35%, 9/20/2026 (a)(r)(t)	Square	3/25/2025	1,119	1,036	1,076
8869499.SRDSQ, 4.72%, 9/20/2026 (a)(r)(t)	Square	3/25/2025	10,322	9,640	9,983
8869599.SRDSQ, 4.71%, 9/20/2026 (a)(r)(t)	Square	3/25/2025	2,364	2,207	2,284
8869716.SRDSQ, 4.72%, 9/20/2026 (a)(r)(t)	Square	3/25/2025	1,426	1,331	1,228
8869727.SRDSQ, 4.72%, 9/20/2026 (a)(r)(t)	Square	3/25/2025	3,932	3,672	3,811
8869753.SRDSQ, 4.72%, 9/20/2026 (a)(r)(t)	Square	3/25/2025	29,312	27,375	28,240
8870438.SRDSQ, 5.35%, 9/21/2026 (a)(r)(t)	Square	3/25/2025	3,467	3,210	3,319
8870491.SRDSQ, 5.91%, 9/21/2026 (a)(r)(t)	Square	3/25/2025	1,004	922	983
8871038.SRDSQ, 4.72%, 9/21/2026 (a)(r)(t)	Square	3/25/2025	1,797	1,679	1,756
8871388.SRDSQ, 5.59%, 9/21/2026 (a)(r)(t)	Square	3/25/2025	1,268	1,170	1,240
8871430.SRDSQ, 6.09%, 9/21/2026 (a)(r)(t)	Square	3/25/2025	2,290	2,098	380
8871441.SRDSQ, 6.29%, 9/21/2026 (a)(r)(t)	Square	3/25/2025	1,763	1,611	1,175
8871941.SRDSQ, 5.35%, 9/21/2026 (a)(r)(t)	Square	3/25/2025	916	848	856
8872229.SRDSQ, 6.08%, 9/21/2026 (a)(r)(t)	Square	3/25/2025	774	710	633
8872259.SRDSQ, 6.11%, 9/21/2026 (a)(r)(t)	Square	3/25/2025	473	433	455
8872294.SRDSQ, 4.72%, 9/21/2026 (a)(r)(t)	Square	3/25/2025	2,159	2,016	2,096
8872551.SRDSQ, 5.63%, 9/21/2026 (a)(n)(r)(t)	Square	3/25/2025	1,824	1,682	224
8873116.SRDSQ, 6.11%, 9/21/2026 (a)(r)(t)	Square	3/25/2025	1,173	1,075	1,061
8873142.SRDSQ, 4.71%, 9/21/2026 (a)(r)(t)	Square	3/25/2025	1,305	1,219	1,270
8873158.SRDSQ, 4.72%, 9/21/2026 (a)(r)(t)	Square	3/25/2025	3,271	3,055	2,799
8873402.SRDSQ, 4.72%, 9/21/2026 (a)(r)(t)	Square	3/25/2025	11,868	11,084	11,387
8875165.SRDSQ, 5.03%, 9/22/2026 (a)(r)(t)	Square	3/26/2025	5,679	5,280	5,576
8875356.SRDSQ, 5.60%, 9/22/2026 (a)(r)(t)	Square	3/26/2025	4,158	3,836	3,760
8875459.SRDSQ, 5.91%, 9/22/2026 (a)(n)(r)(t)	Square	3/26/2025	3,535	3,247	2,761
8875498.SRDSQ, 4.72%, 9/22/2026 (a)(r)(t)	Square	3/26/2025	1,583	1,478	1,523
8875520.SRDSQ, 4.71%, 9/22/2026 (a)(r)(t)	Square	3/26/2025	1,532	1,430	1,302
8875529.SRDSQ, 4.72%, 9/22/2026 (a)(r)(t)	Square	3/26/2025	4,356	4,069	4,231
8875654.SRDSQ, 4.71%, 9/22/2026 (a)(r)(t)	Square	3/26/2025	2,224	2,077	2,163
8875700.SRDSQ, 4.72%, 9/22/2026 (a)(r)(t)	Square	3/26/2025	4,005	3,741	3,884
8875748.SRDSQ, 5.60%, 9/22/2026 (a)(r)(t)	Square	3/26/2025	1,143	1,054	1,107
8875778.SRDSQ, 5.91%, 9/22/2026 (a)(r)(t)	Square	3/26/2025	6,064	5,570	5,877
8875914.SRDSQ, 5.03%, 9/22/2026 (a)(r)(t)	Square	3/26/2025	4,250	3,951	3,566
8875945.SRDSQ, 4.72%, 9/22/2026 (a)(r)(t)	Square	3/26/2025	20,023	18,700	3,593
8876090.SRDSQ, 4.72%, 9/22/2026 (a)(r)(t)	Square	3/26/2025	2,773	2,590	2,677
8876248.SRDSQ, 5.03%, 9/23/2026 (a)(r)(t)	Square	3/26/2025	1,462	1,360	1,402
8876403.SRDSQ, 4.74%, 9/23/2026 (a)(r)(t)	Square	3/26/2025	330	308	324
8876496.SRDSQ, 6.29%, 9/23/2026 (a)(n)(r)(t)	Square	3/26/2025	5,978	5,462	470
8876521.SRDSQ, 6.46%, 9/23/2026 (a)(r)(t)	Square	3/26/2025	167	153	160
8876605.SRDSQ, 5.60%, 9/23/2026 (a)(r)(t)	Square	3/26/2025	1,607	1,483	1,565
8876628.SRDSQ, 6.48%, 9/23/2026 (a)(r)(t)	Square	3/26/2025	509	464	393
8876684.SRDSQ, 6.46%, 9/23/2026 (a)(r)(t)	Square	3/26/2025	965	880	845
8876801.SRDSQ, 6.30%, 9/23/2026 (a)(r)(t)	Square	3/26/2025	93	85	88

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

186	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
8876805.SRDSQ, 6.10%, 9/23/2026 (a)(r)(t)	Square	3/26/2025	$1,903	$1,744	$1,657
8876835.SRDSQ, 6.45%, 9/23/2026 (a)(r)(t)	Square	3/26/2025	5,838	5,323	732
8877289.SRDSQ, 6.45%, 9/24/2026 (a)(n)(r)(t)	Square	3/26/2025	2,193	2,000	1,202
8877317.SRDSQ, 4.72%, 9/24/2026 (a)(r)(t)	Square	3/26/2025	3,978	3,715	3,766
8878305.SRDSQ, 6.45%, 9/24/2026 (a)(n)(r)(t)	Square	3/26/2025	3,150	2,872	402
8878575.SRDSQ, 4.72%, 9/24/2026 (a)(r)(t)	Square	3/26/2025	6,462	6,035	6,055
8879147.SRDSQ, 6.43%, 9/24/2026 (a)(r)(t)	Square	3/26/2025	289	263	274
8881139.SRDSQ, 5.35%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	140	129	136
8881195.SRDSQ, 5.60%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	1,097	1,012	1,017
8881204.SRDSQ, 5.91%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	1,746	1,603	1,711
8881294.SRDSQ, 6.45%, 9/25/2026 (a)(n)(r)(t)	Square	3/27/2025	964	879	460
8881313.SRDSQ, 4.72%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	2,155	2,012	2,070
8881347.SRDSQ, 4.72%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	936	874	903
8881357.SRDSQ, 6.47%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	45	41	43
8881361.SRDSQ, 4.72%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	1,029	961	1,004
8881399.SRDSQ, 5.91%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	5,244	4,817	4,948
8881462.SRDSQ, 6.44%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	6,630	6,046	4,727
8881513.SRDSQ, 4.72%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	4,228	3,949	4,048
8881710.SRDSQ, 4.72%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	3,868	3,612	3,749
8881798.SRDSQ, 5.60%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	2,348	2,166	2,281
8881921.SRDSQ, 4.72%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	4,708	4,397	4,562
8882110.SRDSQ, 6.44%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	3,463	3,157	3,021
8882227.SRDSQ, 4.72%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	8,506	7,944	8,185
8882512.SRDSQ, 4.72%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	4,050	3,782	3,872
8882663.SRDSQ, 4.72%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	6,996	6,533	6,737
8883135.SRDSQ, 4.72%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	4,112	3,840	4,003
8883554.SRDSQ, 6.11%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	2,259	2,070	2,179
8883615.SRDSQ, 4.72%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	16,318	15,240	13,847
8884404.SRDSQ, 6.44%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	4,029	3,674	3,260
8884440.SRDSQ, 5.03%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	9,939	9,242	9,507
8884922.SRDSQ, 5.03%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	3,051	2,837	2,721
8884987.SRDSQ, 4.74%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	698	651	678
8885015.SRDSQ, 4.71%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	1,702	1,589	1,671
8885116.SRDSQ, 5.62%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	358	330	346
8886324.SRDSQ, 4.71%, 9/26/2026 (a)(r)(t)	Square	3/28/2025	3,476	3,246	3,259
8887833.SRDSQ, 4.72%, 9/26/2026 (a)(r)(t)	Square	3/28/2025	1,032	964	1,015
8887901.SRDSQ, 4.72%, 9/26/2026 (a)(r)(t)	Square	3/28/2025	1,364	1,274	1,321
8887948.SRDSQ, 4.72%, 9/26/2026 (a)(r)(t)	Square	3/28/2025	4,236	3,956	4,103
8888137.SRDSQ, 4.71%, 9/26/2026 (a)(r)(t)	Square	3/28/2025	2,100	1,961	2,052
8888188.SRDSQ, 5.60%, 9/26/2026 (a)(r)(t)	Square	3/28/2025	3,989	3,680	3,777
8888269.SRDSQ, 4.72%, 9/26/2026 (a)(r)(t)	Square	3/28/2025	4,293	4,010	4,137
8888372.SRDSQ, 4.71%, 9/26/2026 (a)(r)(t)	Square	3/28/2025	3,547	3,312	3,401
8888455.SRDSQ, 6.28%, 9/26/2026 (a)(r)(t)	Square	3/28/2025	515	471	424
8888522.SRDSQ, 4.72%, 9/26/2026 (a)(r)(t)	Square	3/28/2025	6,544	6,112	6,390
8888639.SRDSQ, 5.02%, 9/26/2026 (a)(r)(t)	Square	3/28/2025	921	856	847
8888664.SRDSQ, 5.62%, 9/26/2026 (a)(r)(t)	Square	3/28/2025	980	904	795
8889346.SRDSQ, 5.03%, 9/26/2026 (a)(r)(t)	Square	3/28/2025	2,645	2,459	1,996
8889357.SRDSQ, 4.72%, 9/26/2026 (a)(r)(t)	Square	3/28/2025	16,972	15,850	14,160
8889689.SRDSQ, 4.72%, 9/26/2026 (a)(r)(t)	Square	3/28/2025	6,788	6,339	6,592
8889894.SRDSQ, 5.59%, 9/26/2026 (a)(r)(t)	Square	3/28/2025	1,179	1,091	844
8889969.SRDSQ, 4.94%, 9/26/2026 (a)(r)(t)	Square	3/28/2025	1,525	1,420	1,408
8890027.SRDSQ, 6.45%, 9/26/2026 (a)(r)(t)	Square	3/28/2025	30,969	28,238	23,946

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	187

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
8890429.SRDSQ, 4.72%, 9/26/2026 (a)(r)(t)	Square	3/28/2025	$4,160	$3,885	$4,031
8890516.SRDSQ, 4.72%, 9/26/2026 (a)(r)(t)	Square	3/28/2025	4,135	3,862	3,539
8890709.SRDSQ, 5.63%, 9/26/2026 (a)(r)(t)	Square	3/28/2025	4,312	3,976	3,418
8890760.SRDSQ, 4.72%, 9/26/2026 (a)(r)(t)	Square	3/28/2025	15,193	14,189	13,780
8893805.SRDSQ, 5.34%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	601	557	583
8894047.SRDSQ, 4.72%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	2,261	2,111	2,140
8894107.SRDSQ, 5.61%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	979	903	893
8894133.SRDSQ, 4.72%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	2,812	2,627	2,752
8894456.SRDSQ, 6.28%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	1,271	1,162	1,178
8894516.SRDSQ, 6.08%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	363	333	352
8894527.SRDSQ, 5.04%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	1,382	1,285	1,330
8894734.SRDSQ, 5.04%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	938	872	918
8894926.SRDSQ, 6.10%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	932	854	814
8894961.SRDSQ, 4.72%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	5,384	5,028	5,221
8895156.SRDSQ, 4.72%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	42,895	40,061	41,383
8896015.SRDSQ, 6.45%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	5,319	4,850	5,010
8896160.SRDSQ, 4.72%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	2,889	2,698	2,669
8896208.SRDSQ, 5.04%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	979	910	961
8896300.SRDSQ, 4.72%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	7,034	6,569	6,400
8896515.SRDSQ, 6.45%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	989	901	964
8896567.SRDSQ, 4.72%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	6,009	5,612	5,740
8896967.SRDSQ, 4.72%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	1,130	1,056	1,107
8897381.SRDSQ, 5.35%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	257	238	254
8897433.SRDSQ, 5.60%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	16,541	15,259	15,840
8897701.SRDSQ, 4.72%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	3,562	3,326	3,497
8897788.SRDSQ, 5.35%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	10,325	9,558	6,592
8897901.SRDSQ, 6.45%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	4,367	3,982	1,034
8897918.SRDSQ, 5.03%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	3,997	3,717	3,755
8897970.SRDSQ, 5.60%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	140	129	138
8897977.SRDSQ, 4.72%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	4,865	4,543	4,684
8898031.SRDSQ, 5.03%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	2,057	1,913	2,012
8898145.SRDSQ, 6.10%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	2,238	2,050	1,905
9019873.SRDSQ, 6.45%, 10/29/2026 (a)(n)(r)(t)	Square	5/01/2025	6,037	5,506	4,503
9021612.SRDSQ, 5.60%, 10/29/2026 (a)(r)(t)	Square	5/01/2025	3,267	3,014	3,190
9021953.SRDSQ, 4.72%, 10/29/2026 (a)(r)(t)	Square	5/01/2025	17,695	16,525	17,071
9023542.SRDSQ, 5.03%, 10/29/2026 (a)(r)(t)	Square	5/01/2025	9,333	8,694	9,109
9024534.SRDSQ, 5.36%, 10/29/2026 (a)(n)(r)(t)	Square	5/01/2025	1,610	1,490	380
9025256.SRDSQ, 5.61%, 10/30/2026 (a)(r)(t)	Square	5/02/2025	186	172	180
9025302.SRDSQ, 5.63%, 10/30/2026 (a)(r)(t)	Square	5/02/2025	1,491	1,375	1,272
9025640.SRDSQ, 4.72%, 10/30/2026 (a)(r)(t)	Square	5/02/2025	6,445	6,019	5,064
9026349.SRDSQ, 4.72%, 10/30/2026 (a)(r)(t)	Square	5/02/2025	9,112	8,510	8,903
9027356.SRDSQ, 6.45%, 10/30/2026 (a)(r)(t)	Square	5/02/2025	10,092	9,202	9,195
9028338.SRDSQ, 5.03%, 10/30/2026 (a)(r)(t)	Square	5/02/2025	7,208	6,702	6,812
9029045.SRDSQ, 6.09%, 10/30/2026 (a)(r)(t)	Square	5/02/2025	682	625	655
9029110.SRDSQ, 5.35%, 10/30/2026 (a)(r)(t)	Square	5/02/2025	8,278	7,664	6,280
9032048.SRDSQ, 5.60%, 11/1/2026 (a)(r)(t)	Square	5/05/2025	2,191	2,022	1,732
9032834.SRDSQ, 5.60%, 11/1/2026 (a)(r)(t)	Square	5/05/2025	1,048	967	1,012
9033015.SRDSQ, 5.03%, 11/1/2026 (a)(n)(r)(t)	Square	5/05/2025	2,053	1,909	478
9033116.SRDSQ, 4.72%, 11/1/2026 (a)(r)(t)	Square	5/05/2025	6,343	5,924	6,201
9034005.SRDSQ, 4.72%, 11/1/2026 (a)(r)(t)	Square	5/05/2025	17,720	16,550	17,172
9036259.SRDSQ, 4.72%, 11/1/2026 (a)(r)(t)	Square	5/05/2025	4,984	4,655	4,699
9036666.SRDSQ, 6.29%, 11/1/2026 (a)(r)(t)	Square	5/05/2025	4,132	3,776	3,434

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

188	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
9036861.SRDSQ, 4.73%, 11/1/2026 (a)(r)(t)	Square	5/05/2025	$2,246	$2,097	$2,138
9036947.SRDSQ, 4.72%, 11/2/2026 (a)(r)(t)	Square	5/06/2025	2,739	2,558	2,675
9037328.SRDSQ, 4.72%, 11/2/2026 (a)(r)(t)	Square	5/06/2025	44,907	41,940	43,056
9040940.SRDSQ, 5.91%, 11/2/2026 (a)(n)(r)(t)	Square	5/06/2025	15,284	14,039	2,050
9041355.SRDSQ, 6.45%, 11/3/2026 (a)(r)(t)	Square	5/07/2025	755	688	719
9041428.SRDSQ, 4.72%, 11/3/2026 (a)(r)(t)	Square	5/07/2025	4,090	3,819	3,916
9041913.SRDSQ, 6.08%, 11/3/2026 (a)(r)(t)	Square	5/07/2025	1,288	1,180	1,049
9042530.SRDSQ, 5.03%, 11/4/2026 (a)(r)(t)	Square	5/07/2025	2,079	1,933	1,971
9042656.SRDSQ, 6.45%, 11/4/2026 (a)(r)(t)	Square	5/07/2025	1,294	1,180	1,205
9042786.SRDSQ, 5.59%, 11/4/2026 (a)(r)(t)	Square	5/07/2025	4,895	4,516	4,314
9043119.SRDSQ, 4.72%, 11/4/2026 (a)(r)(t)	Square	5/07/2025	3,598	3,360	3,155
9043307.SRDSQ, 5.34%, 11/4/2026 (a)(r)(t)	Square	5/07/2025	2,332	2,159	2,244
9044311.SRDSQ, 4.72%, 11/5/2026 (a)(r)(t)	Square	5/07/2025	4,791	4,474	4,463
9044512.SRDSQ, 4.72%, 11/5/2026 (a)(r)(t)	Square	5/07/2025	8,756	8,177	8,207
9045580.SRDSQ, 6.10%, 11/5/2026 (a)(r)(t)	Square	5/07/2025	4,337	3,973	3,992
9045970.SRDSQ, 4.72%, 11/5/2026 (a)(r)(t)	Square	5/07/2025	1,295	1,210	1,232
9046121.SRDSQ, 6.45%, 11/5/2026 (a)(r)(t)	Square	5/07/2025	8,406	7,665	7,832
9047192.SRDSQ, 4.72%, 11/5/2026 (a)(r)(t)	Square	5/07/2025	2,406	2,247	2,292
9047850.SRDSQ, 6.45%, 11/5/2026 (a)(r)(t)	Square	5/07/2025	873	796	752
9047910.SRDSQ, 6.28%, 11/5/2026 (a)(n)(r)(t)	Square	5/07/2025	3,642	3,328	286
9048239.SRDSQ, 6.10%, 11/5/2026 (a)(r)(t)	Square	5/07/2025	3,512	3,217	3,287
9049076.SRDSQ, 4.72%, 11/6/2026 (a)(r)(t)	Square	5/08/2025	5,928	5,537	5,698
9050019.SRDSQ, 6.09%, 11/6/2026 (a)(r)(t)	Square	5/08/2025	1,536	1,408	1,093
9050115.SRDSQ, 4.74%, 11/6/2026 (a)(r)(t)	Square	5/08/2025	880	822	846
9050433.SRDSQ, 6.48%, 11/6/2026 (a)(r)(t)	Square	5/08/2025	719	655	543
9050858.SRDSQ, 6.45%, 11/6/2026 (a)(r)(t)	Square	5/08/2025	544	496	508
9051070.SRDSQ, 5.35%, 11/6/2026 (a)(r)(t)	Square	5/08/2025	10,811	10,009	10,385
9051869.SRDSQ, 6.45%, 11/6/2026 (a)(r)(t)	Square	5/08/2025	6,921	6,311	3,678
9052172.SRDSQ, 6.11%, 11/6/2026 (a)(r)(t)	Square	5/08/2025	1,158	1,060	1,120
9052411.SRDSQ, 5.91%, 11/6/2026 (a)(r)(t)	Square	5/08/2025	8,990	8,258	8,615
9053199.SRDSQ, 6.11%, 11/7/2026 (a)(r)(t)	Square	5/09/2025	1,193	1,093	1,080
9053400.SRDSQ, 6.44%, 11/7/2026 (a)(r)(t)	Square	5/09/2025	498	454	470
9053481.SRDSQ, 4.93%, 11/7/2026 (a)(r)(t)	Square	5/09/2025	2,630	2,449	2,499
9054151.SRDSQ, 5.03%, 11/7/2026 (a)(r)(t)	Square	5/09/2025	20,961	19,490	18,078
9055746.SRDSQ, 5.91%, 11/7/2026 (a)(r)(t)	Square	5/09/2025	2,370	2,177	2,280
9055905.SRDSQ, 5.03%, 11/7/2026 (a)(r)(t)	Square	5/09/2025	22,399	20,827	21,409
9057341.SRDSQ, 5.03%, 11/7/2026 (a)(r)(t)	Square	5/09/2025	7,453	6,930	7,217
9060155.SRDSQ, 6.10%, 11/8/2026 (a)(r)(t)	Square	5/12/2025	4,868	4,460	4,426
9060631.SRDSQ, 4.72%, 11/8/2026 (a)(r)(t)	Square	5/12/2025	6,252	5,839	6,074
9061976.SRDSQ, 4.72%, 11/8/2026 (a)(r)(t)	Square	5/12/2025	1,813	1,693	1,652
9062095.SRDSQ, 4.72%, 11/8/2026 (a)(r)(t)	Square	5/12/2025	2,740	2,559	2,634
9062404.SRDSQ, 4.71%, 11/8/2026 (a)(r)(t)	Square	5/12/2025	1,784	1,666	1,563
9064240.SRDSQ, 5.60%, 11/8/2026 (a)(r)(t)	Square	5/12/2025	27,242	25,132	5,380
9064995.SRDSQ, 5.59%, 11/9/2026 (a)(r)(t)	Square	5/13/2025	2,450	2,260	2,306
9065677.SRDSQ, 6.45%, 11/9/2026 (a)(r)(t)	Square	5/13/2025	947	864	756
9065732.SRDSQ, 4.72%, 11/9/2026 (a)(r)(t)	Square	5/13/2025	16,482	15,393	15,929
9067877.SRDSQ, 4.94%, 11/9/2026 (a)(r)(t)	Square	5/13/2025	1,433	1,334	1,209
9068017.SRDSQ, 5.03%, 11/9/2026 (a)(r)(t)	Square	5/13/2025	4,800	4,464	3,729
9070646.SRDSQ, 6.44%, 11/10/2026 (a)(r)(t)	Square	5/14/2025	2,655	2,421	1,054
9070751.SRDSQ, 5.34%, 11/10/2026 (a)(r)(t)	Square	5/14/2025	4,514	4,179	3,401
9071140.SRDSQ, 4.72%, 11/10/2026 (a)(r)(t)	Square	5/14/2025	7,123	6,652	6,897
9071830.SRDSQ, 5.03%, 11/11/2026 (a)(r)(t)	Square	5/14/2025	35,870	33,353	14,977

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	189

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
9074956.SRDSQ, 4.72%, 11/12/2026 (a)(r)(t)	Square	5/14/2025	$4,585	$4,282	$4,359
9075466.SRDSQ, 6.10%, 11/12/2026 (a)(r)(t)	Square	5/14/2025	8,080	7,402	7,894
9076754.SRDSQ, 6.29%, 11/13/2026 (a)(r)(t)	Square	5/15/2025	577	528	560
9077287.SRDSQ, 4.72%, 11/13/2026 (a)(r)(t)	Square	5/15/2025	1,283	1,198	1,212
9077621.SRDSQ, 4.73%, 11/13/2026 (a)(r)(t)	Square	5/15/2025	1,774	1,657	1,627
9077846.SRDSQ, 4.72%, 11/13/2026 (a)(r)(t)	Square	5/15/2025	5,175	4,833	5,003
9079006.SRDSQ, 6.10%, 11/13/2026 (a)(r)(t)	Square	5/15/2025	1,309	1,199	1,260
9079256.SRDSQ, 6.10%, 11/13/2026 (a)(r)(t)	Square	5/15/2025	1,689	1,547	1,632
9079684.SRDSQ, 5.35%, 11/13/2026 (a)(r)(t)	Square	5/15/2025	3,067	2,839	2,976
9080203.SRDSQ, 4.72%, 11/13/2026 (a)(r)(t)	Square	5/15/2025	9,263	8,651	8,871
9081110.SRDSQ, 6.32%, 11/13/2026 (a)(r)(t)	Square	5/15/2025	716	654	116
9081139.SRDSQ, 6.46%, 11/13/2026 (a)(r)(t)	Square	5/15/2025	448	408	429
9081182.SRDSQ, 5.34%, 11/13/2026 (a)(r)(t)	Square	5/15/2025	2,341	2,168	2,203
9081390.SRDSQ, 5.03%, 11/13/2026 (a)(r)(t)	Square	5/15/2025	2,910	2,705	2,824
9081657.SRDSQ, 6.45%, 11/14/2026 (a)(r)(t)	Square	5/16/2025	19,286	17,585	18,595
9084417.SRDSQ, 6.31%, 11/14/2026 (a)(r)(t)	Square	5/16/2025	347	317	321
9084818.SRDSQ, 4.72%, 11/14/2026 (a)(r)(t)	Square	5/16/2025	3,484	3,254	3,383
9085403.SRDSQ, 4.72%, 11/14/2026 (a)(r)(t)	Square	5/16/2025	27,904	26,060	26,929
9088501.SRDSQ, 6.45%, 11/15/2026 (a)(r)(t)	Square	5/19/2025	3,433	3,130	3,133
9090510.SRDSQ, 6.29%, 11/15/2026 (a)(r)(t)	Square	5/19/2025	31,194	28,505	20,472
9092526.SRDSQ, 4.72%, 11/15/2026 (a)(r)(t)	Square	5/19/2025	12,745	11,903	12,301
9092764.SRDSQ, 4.72%, 11/16/2026 (a)(r)(t)	Square	5/20/2025	8,835	8,251	7,873
9094587.SRDSQ, 4.72%, 11/16/2026 (a)(r)(t)	Square	5/20/2025	6,324	5,906	6,093
9097161.SRDSQ, 4.71%, 11/16/2026 (a)(r)(t)	Square	5/21/2025	3,761	3,513	3,284
9098032.SRDSQ, 5.03%, 11/17/2026 (a)(r)(t)	Square	5/21/2025	8,837	8,217	8,541
9098936.SRDSQ, 5.63%, 11/18/2026 (a)(n)(r)(t)	Square	5/21/2025	3,124	2,880	682
9099113.SRDSQ, 4.72%, 11/18/2026 (a)(r)(t)	Square	5/21/2025	4,899	4,575	4,690
9099417.SRDSQ, 4.72%, 11/18/2026 (a)(r)(t)	Square	5/21/2025	3,678	3,435	3,496
9100061.SRDSQ, 4.73%, 11/19/2026 (a)(r)(t)	Square	5/21/2025	2,153	2,011	2,069
9100580.SRDSQ, 4.72%, 11/19/2026 (a)(r)(t)	Square	5/21/2025	8,989	8,394	8,623
9101713.SRDSQ, 5.60%, 11/19/2026 (a)(r)(t)	Square	5/21/2025	2,615	2,413	2,553
9102068.SRDSQ, 4.71%, 11/19/2026 (a)(r)(t)	Square	5/21/2025	2,065	1,929	1,999
9102280.SRDSQ, 4.72%, 11/19/2026 (a)(r)(t)	Square	5/21/2025	22,559	21,069	21,054
9104420.SRDSQ, 4.72%, 11/20/2026 (a)(r)(t)	Square	5/22/2025	4,957	4,630	4,809
9107116.SRDSQ, 4.72%, 11/20/2026 (a)(r)(t)	Square	5/22/2025	33,849	31,613	32,850
9108907.SRDSQ, 4.72%, 11/21/2026 (a)(r)(t)	Square	5/23/2025	5,365	5,011	5,130
9109780.SRDSQ, 5.34%, 11/21/2026 (a)(r)(t)	Square	5/23/2025	1,441	1,334	1,368
9110091.SRDSQ, 5.91%, 11/21/2026 (a)(r)(t)	Square	5/23/2025	2,006	1,842	1,936
9110483.SRDSQ, 6.10%, 11/21/2026 (a)(r)(t)	Square	5/23/2025	10,882	9,970	10,227
9117805.SRDSQ, 4.72%, 11/22/2026 (a)(r)(t)	Square	5/27/2025	3,323	3,103	3,163
9118055.SRDSQ, 6.29%, 11/22/2026 (a)(r)(t)	Square	5/27/2025	9,252	8,455	8,093
9120505.SRDSQ, 5.60%, 11/22/2026 (a)(r)(t)	Square	5/27/2025	1,995	1,841	1,846
9120764.SRDSQ, 5.35%, 11/22/2026 (a)(r)(t)	Square	5/27/2025	17,075	15,807	16,203
9122411.SRDSQ, 5.03%, 11/22/2026 (a)(r)(t)	Square	5/28/2025	7,602	7,069	6,879
9123840.SRDSQ, 6.11%, 11/23/2026 (a)(r)(t)	Square	5/28/2025	1,887	1,728	1,829
9124453.SRDSQ, 6.45%, 11/23/2026 (a)(r)(t)	Square	5/28/2025	3,441	3,138	3,265
9125089.SRDSQ, 6.11%, 11/23/2026 (a)(r)(t)	Square	5/28/2025	791	724	770
9125602.SRDSQ, 6.10%, 11/23/2026 (a)(r)(t)	Square	5/28/2025	1,763	1,615	1,554
9125771.SRDSQ, 5.60%, 11/23/2026 (a)(r)(t)	Square	5/28/2025	8,918	8,227	8,466
9126683.SRDSQ, 6.11%, 11/23/2026 (a)(r)(t)	Square	5/28/2025	1,024	938	958
9126764.SRDSQ, 4.73%, 11/23/2026 (a)(r)(t)	Square	5/28/2025	1,408	1,314	1,364
9127503.SRDSQ, 4.72%, 11/24/2026 (a)(r)(t)	Square	5/29/2025	8,619	8,050	8,097

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

190	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
9128000.SRDSQ, 4.72%, 11/24/2026 (a)(r)(t)	Square	5/29/2025	$11,296	$10,549	$10,767
9128595.SRDSQ, 4.72%, 11/25/2026 (a)(r)(t)	Square	5/29/2025	5,119	4,781	4,873
9128821.SRDSQ, 5.59%, 11/25/2026 (a)(r)(t)	Square	5/29/2025	597	551	579
9128886.SRDSQ, 5.91%, 11/25/2026 (a)(r)(t)	Square	5/29/2025	1,395	1,281	1,320
9128990.SRDSQ, 4.94%, 11/25/2026 (a)(r)(t)	Square	5/29/2025	2,203	2,051	2,121
9129610.SRDSQ, 5.91%, 11/26/2026 (a)(r)(t)	Square	5/29/2025	7,809	7,173	6,939
9129965.SRDSQ, 6.45%, 11/26/2026 (a)(r)(t)	Square	5/29/2025	4,386	3,999	3,310
9131093.SRDSQ, 6.12%, 11/27/2026 (a)(r)(t)	Square	5/29/2025	260	238	254
9131212.SRDSQ, 5.60%, 11/27/2026 (a)(r)(t)	Square	5/29/2025	1,513	1,396	1,461
9131682.SRDSQ, 4.72%, 11/27/2026 (a)(r)(t)	Square	5/29/2025	4,195	3,918	3,979
9132282.SRDSQ, 4.71%, 11/27/2026 (a)(r)(t)	Square	5/29/2025	2,163	2,020	2,096
9132497.SRDSQ, 5.91%, 11/27/2026 (a)(r)(t)	Square	5/29/2025	3,020	2,774	2,560
9132643.SRDSQ, 6.45%, 11/27/2026 (a)(r)(t)	Square	5/29/2025	1,117	1,018	1,055
9132740.SRDSQ, 6.10%, 11/27/2026 (a)(r)(t)	Square	5/29/2025	6,154	5,638	5,709
9133280.SRDSQ, 5.03%, 11/27/2026 (a)(r)(t)	Square	5/29/2025	13,815	12,845	12,944
9134367.SRDSQ, 5.03%, 11/27/2026 (a)(r)(t)	Square	5/29/2025	4,056	3,771	3,923
9137325.SRDSQ, 6.45%, 11/28/2026 (a)(r)(t)	Square	5/30/2025	3,645	3,323	3,461
9137902.SRDSQ, 6.28%, 11/28/2026 (a)(r)(t)	Square	5/30/2025	897	820	785
9138176.SRDSQ, 5.60%, 11/28/2026 (a)(r)(t)	Square	5/30/2025	3,073	2,835	1,957
9138765.SRDSQ, 6.10%, 11/28/2026 (a)(r)(t)	Square	5/30/2025	4,402	4,033	4,213
9139085.SRDSQ, 4.72%, 11/28/2026 (a)(r)(t)	Square	5/30/2025	17,619	16,455	15,205
9140033.SRDSQ, 4.72%, 11/28/2026 (a)(r)(t)	Square	5/30/2025	1,985	1,854	1,933
9268031.SRDSQ, 5.36%, 12/27/2026 (a)(r)(t)	Square	7/01/2025	1,924	1,780	1,532
9268262.SRDSQ, 5.36%, 12/27/2026 (a)(r)(t)	Square	7/01/2025	1,655	1,532	1,596
9268527.SRDSQ, 5.34%, 12/27/2026 (a)(r)(t)	Square	7/01/2025	4,061	3,759	3,766
9268848.SRDSQ, 6.10%, 12/27/2026 (a)(r)(t)	Square	7/01/2025	6,686	6,125	6,343
9269701.SRDSQ, 4.72%, 12/27/2026 (a)(r)(t)	Square	7/01/2025	3,986	3,722	3,790
9270050.SRDSQ, 4.72%, 12/27/2026 (a)(r)(t)	Square	7/01/2025	7,691	7,183	7,215
9270730.SRDSQ, 5.91%, 12/27/2026 (a)(r)(t)	Square	7/01/2025	3,524	3,237	3,434
9271094.SRDSQ, 5.59%, 12/27/2026 (a)(r)(t)	Square	7/01/2025	2,606	2,404	2,321
9271176.SRDSQ, 5.59%, 12/27/2026 (a)(r)(t)	Square	7/01/2025	2,049	1,891	1,954
9271519.SRDSQ, 6.10%, 12/27/2026 (a)(r)(t)	Square	7/01/2025	2,335	2,139	2,279
9272086.SRDSQ, 5.03%, 12/27/2026 (a)(r)(t)	Square	7/01/2025	4,180	3,886	4,011
9272723.SRDSQ, 4.94%, 12/28/2026 (a)(r)(t)	Square	7/02/2025	1,624	1,512	1,555
9272882.SRDSQ, 5.60%, 12/28/2026 (a)(r)(t)	Square	7/02/2025	2,787	2,571	2,716
9273117.SRDSQ, 5.04%, 12/28/2026 (a)(r)(t)	Square	7/02/2025	3,924	3,649	3,664
9273276.SRDSQ, 6.45%, 12/28/2026 (a)(r)(t)	Square	7/02/2025	3,795	3,460	3,588
9273540.SRDSQ, 6.29%, 12/28/2026 (a)(r)(t)	Square	7/02/2025	2,275	2,079	2,134
9273699.SRDSQ, 4.71%, 12/29/2026 (a)(r)(t)	Square	7/02/2025	3,364	3,142	3,155
9273857.SRDSQ, 5.03%, 12/29/2026 (a)(r)(t)	Square	7/02/2025	9,358	8,702	8,967
9274372.SRDSQ, 6.10%, 12/29/2026 (a)(r)(t)	Square	7/02/2025	3,201	2,933	2,997
9274519.SRDSQ, 6.44%, 12/29/2026 (a)(n)(r)(t)	Square	7/02/2025	905	826	717
9274555.SRDSQ, 5.03%, 12/29/2026 (a)(r)(t)	Square	7/02/2025	24,920	23,171	23,711
9278266.SRDSQ, 4.72%, 12/30/2026 (a)(r)(t)	Square	7/02/2025	722	674	692
9278339.SRDSQ, 5.03%, 12/30/2026 (a)(r)(t)	Square	7/02/2025	7,085	6,588	6,636
9278832.SRDSQ, 6.45%, 12/30/2026 (a)(r)(t)	Square	7/02/2025	17,306	15,780	16,752
9280998.SRDSQ, 4.72%, 1/1/2027 (a)(r)(t)	Square	7/03/2025	8,283	7,736	7,347
9281805.SRDSQ, 6.45%, 1/1/2027 (a)(r)(t)	Square	7/03/2025	2,192	1,999	2,106
9282373.SRDSQ, 6.45%, 1/1/2027 (a)(r)(t)	Square	7/03/2025	26,389	24,062	25,351
9284667.SRDSQ, 6.45%, 1/1/2027 (a)(r)(t)	Square	7/03/2025	21,364	19,480	20,560
9290600.SRDSQ, 6.45%, 1/1/2027 (a)(r)(t)	Square	7/07/2025	8,128	7,411	7,665
9291613.SRDSQ, 6.10%, 1/2/2027 (a)(r)(t)	Square	7/07/2025	3,446	3,157	3,325

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	191

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
9292302.SRDSQ, 4.72%, 1/2/2027 (a)(r)(t)	Square	7/07/2025	$4,271	$3,988	$4,054
9292528.SRDSQ, 6.45%, 1/2/2027 (a)(r)(t)	Square	7/07/2025	6,927	6,317	6,771
9294126.SRDSQ, 4.72%, 1/2/2027 (a)(r)(t)	Square	7/07/2025	11,970	11,179	11,465
9295166.SRDSQ, 4.72%, 1/2/2027 (a)(r)(t)	Square	7/07/2025	4,812	4,493	4,587
9295453.SRDSQ, 5.35%, 1/2/2027 (a)(r)(t)	Square	7/07/2025	16,292	15,083	15,586
9298336.SRDSQ, 5.63%, 1/3/2027 (a)(r)(t)	Square	7/08/2025	4,119	3,799	3,932
9298854.SRDSQ, 5.91%, 1/3/2027 (a)(r)(t)	Square	7/08/2025	2,536	2,329	2,382
9298994.SRDSQ, 4.72%, 1/3/2027 (a)(r)(t)	Square	7/08/2025	8,890	8,303	8,601
9299692.SRDSQ, 5.33%, 1/3/2027 (a)(r)(t)	Square	7/08/2025	1,533	1,419	1,438
9299852.SRDSQ, 5.03%, 1/3/2027 (a)(r)(t)	Square	7/08/2025	3,402	3,163	3,210
9300188.SRDSQ, 4.72%, 1/3/2027 (a)(r)(t)	Square	7/08/2025	6,771	6,324	6,438
9300663.SRDSQ, 4.71%, 1/3/2027 (a)(r)(t)	Square	7/08/2025	3,620	3,381	3,389
9300890.SRDSQ, 5.60%, 1/4/2027 (a)(r)(t)	Square	7/09/2025	5,282	4,872	4,773
9301101.SRDSQ, 4.72%, 1/4/2027 (a)(r)(t)	Square	7/09/2025	8,631	8,061	8,198
9301631.SRDSQ, 5.60%, 1/4/2027 (a)(r)(t)	Square	7/09/2025	43,292	39,938	41,891
9306498.SRDSQ, 4.72%, 1/7/2027 (a)(r)(t)	Square	7/09/2025	3,600	3,362	3,470
9306838.SRDSQ, 6.45%, 1/7/2027 (a)(r)(t)	Square	7/09/2025	3,189	2,908	2,670
9307024.SRDSQ, 5.03%, 1/7/2027 (a)(r)(t)	Square	7/09/2025	12,641	11,754	12,159
9308038.SRDSQ, 6.27%, 1/7/2027 (a)(r)(t)	Square	7/09/2025	212	193	206
9309900.SRDSQ, 5.64%, 1/8/2027 (a)(r)(t)	Square	7/10/2025	1,277	1,177	916
9310443.SRDSQ, 5.60%, 1/8/2027 (a)(r)(t)	Square	7/10/2025	4,915	4,534	4,539
9311558.SRDSQ, 5.60%, 1/8/2027 (a)(r)(t)	Square	7/10/2025	8,210	7,574	7,746
9312450.SRDSQ, 6.10%, 1/8/2027 (a)(r)(t)	Square	7/10/2025	7,071	6,478	6,592
9312952.SRDSQ, 5.91%, 1/8/2027 (a)(r)(t)	Square	7/10/2025	1,515	1,391	1,471
9313078.SRDSQ, 6.45%, 1/8/2027 (a)(r)(t)	Square	7/10/2025	3,228	2,943	3,007
9313217.SRDSQ, 4.72%, 1/8/2027 (a)(r)(t)	Square	7/10/2025	9,777	9,131	9,135
9313593.SRDSQ, 6.11%, 1/8/2027 (a)(n)(r)(t)	Square	7/10/2025	4,546	4,165	1,398
9313747.SRDSQ, 6.29%, 1/8/2027 (a)(r)(t)	Square	7/10/2025	3,545	3,239	3,423
9314488.SRDSQ, 4.72%, 1/9/2027 (a)(r)(t)	Square	7/11/2025	4,913	4,588	4,744
9315120.SRDSQ, 5.47%, 1/9/2027 (a)(r)(t)	Square	7/11/2025	24,267	22,426	23,163
9316958.SRDSQ, 6.10%, 1/9/2027 (a)(r)(t)	Square	7/11/2025	8,287	7,592	7,923
9317475.SRDSQ, 4.73%, 1/9/2027 (a)(r)(t)	Square	7/11/2025	1,238	1,156	1,208
9317576.SRDSQ, 5.73%, 1/9/2027 (a)(r)(t)	Square	7/11/2025	4,571	4,209	4,347
9317754.SRDSQ, 6.67%, 1/9/2027 (a)(r)(t)	Square	7/11/2025	1,208	1,098	1,057
9317807.SRDSQ, 5.90%, 1/9/2027 (a)(r)(t)	Square	7/11/2025	2,348	2,157	2,267
9317952.SRDSQ, 5.91%, 1/9/2027 (a)(r)(t)	Square	7/11/2025	10,840	9,957	10,173
9318572.SRDSQ, 4.72%, 1/9/2027 (a)(r)(t)	Square	7/11/2025	7,179	6,704	6,906
9318939.SRDSQ, 6.30%, 1/9/2027 (a)(r)(t)	Square	7/11/2025	883	807	832
9321730.SRDSQ, 4.73%, 1/10/2027 (a)(r)(t)	Square	7/14/2025	1,823	1,703	1,744
9322899.SRDSQ, 4.72%, 1/10/2027 (a)(r)(t)	Square	7/14/2025	7,309	6,826	6,931
9323490.SRDSQ, 5.91%, 1/10/2027 (a)(r)(t)	Square	7/14/2025	9,908	9,101	8,693
9324036.SRDSQ, 5.03%, 1/10/2027 (a)(r)(t)	Square	7/14/2025	17,587	16,353	17,197
9325742.SRDSQ, 5.60%, 1/10/2027 (a)(r)(t)	Square	7/14/2025	25,076	23,134	23,469
9326269.SRDSQ, 6.67%, 1/11/2027 (a)(r)(t)	Square	7/15/2025	10,774	9,794	9,135
9327400.SRDSQ, 6.43%, 1/11/2027 (a)(r)(t)	Square	7/15/2025	1,580	1,441	586
9327506.SRDSQ, 5.47%, 1/11/2027 (a)(r)(t)	Square	7/15/2025	1,567	1,448	1,513
9327730.SRDSQ, 5.35%, 1/11/2027 (a)(r)(t)	Square	7/15/2025	23,583	21,832	22,714
9329587.SRDSQ, 4.72%, 1/11/2027 (a)(r)(t)	Square	7/15/2025	47,213	44,093	45,059
9330589.SRDSQ, 5.03%, 1/12/2027 (a)(r)(t)	Square	7/16/2025	1,203	1,119	1,133
9330648.SRDSQ, 5.35%, 1/12/2027 (a)(r)(t)	Square	7/16/2025	5,028	4,654	4,794
9330911.SRDSQ, 5.47%, 1/12/2027 (a)(r)(t)	Square	7/16/2025	3,125	2,888	2,496
9331019.SRDSQ, 4.72%, 1/12/2027 (a)(r)(t)	Square	7/16/2025	11,448	10,691	10,813

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

192	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
9331754.SRDSQ, 4.72%, 1/13/2027 (a)(r)(t)	Square	7/16/2025	$11,846	$11,063	$11,373
9334062.SRDSQ, 5.60%, 1/14/2027 (a)(r)(t)	Square	7/16/2025	6,216	5,734	6,061
9335045.SRDSQ, 5.50%, 1/14/2027 (a)(r)(t)	Square	7/16/2025	371	343	338
9335081.SRDSQ, 4.72%, 1/14/2027 (a)(r)(t)	Square	7/16/2025	2,963	2,767	2,841
9335428.SRDSQ, 6.67%, 1/14/2027 (a)(r)(t)	Square	7/16/2025	7,789	7,081	7,587
9337070.SRDSQ, 6.67%, 1/14/2027 (a)(r)(t)	Square	7/16/2025	6,824	6,204	6,227
9337572.SRDSQ, 4.73%, 1/14/2027 (a)(r)(t)	Square	7/16/2025	2,661	2,485	2,560
9337721.SRDSQ, 6.44%, 1/14/2027 (a)(r)(t)	Square	7/16/2025	3,280	2,991	3,205
9338241.SRDSQ, 4.72%, 1/15/2027 (a)(r)(t)	Square	7/17/2025	3,781	3,531	3,618
9338715.SRDSQ, 4.72%, 1/15/2027 (a)(r)(t)	Square	7/17/2025	19,753	18,448	18,819
9340564.SRDSQ, 5.73%, 1/15/2027 (a)(r)(t)	Square	7/17/2025	1,138	1,048	1,093
9340619.SRDSQ, 4.72%, 1/15/2027 (a)(r)(t)	Square	7/17/2025	31,197	29,135	29,836
9342315.SRDSQ, 4.72%, 1/15/2027 (a)(r)(t)	Square	7/17/2025	15,750	14,709	15,211
9342573.SRDSQ, 6.67%, 1/16/2027 (a)(r)(t)	Square	7/18/2025	5,557	5,052	5,224
9343558.SRDSQ, 5.60%, 1/16/2027 (a)(r)(t)	Square	7/18/2025	4,016	3,705	3,785
9343861.SRDSQ, 4.72%, 1/16/2027 (a)(r)(t)	Square	7/18/2025	3,010	2,811	2,895
9344018.SRDSQ, 6.51%, 1/16/2027 (a)(r)(t)	Square	7/18/2025	7,838	7,140	4,788
9344429.SRDSQ, 6.67%, 1/16/2027 (a)(r)(t)	Square	7/18/2025	5,671	5,155	5,400
9345028.SRDSQ, 5.97%, 1/16/2027 (a)(r)(t)	Square	7/18/2025	5,632	5,169	5,278
9345365.SRDSQ, 5.03%, 1/16/2027 (a)(r)(t)	Square	7/18/2025	6,479	6,024	6,090
9346014.SRDSQ, 5.15%, 1/16/2027 (a)(r)(t)	Square	7/18/2025	2,020	1,875	1,872
9346210.SRDSQ, 4.71%, 1/16/2027 (a)(r)(t)	Square	7/18/2025	3,769	3,520	3,591
9346407.SRDSQ, 4.94%, 1/16/2027 (a)(r)(t)	Square	7/18/2025	13,331	12,412	2,985
9348931.SRDSQ, 6.36%, 1/17/2027 (a)(r)(t)	Square	7/21/2025	2,806	2,562	2,701
9349320.SRDSQ, 6.45%, 1/17/2027 (a)(r)(t)	Square	7/21/2025	5,378	4,904	5,197
9350246.SRDSQ, 6.09%, 1/17/2027 (a)(r)(t)	Square	7/21/2025	569	522	557
9350427.SRDSQ, 6.35%, 1/17/2027 (a)(r)(t)	Square	7/21/2025	6,125	5,592	5,635
9350774.SRDSQ, 6.67%, 1/17/2027 (a)(r)(t)	Square	7/21/2025	13,599	12,362	13,060
9352021.SRDSQ, 5.47%, 1/17/2027 (a)(r)(t)	Square	7/21/2025	7,328	6,773	6,932
9352512.SRDSQ, 5.49%, 1/17/2027 (a)(r)(t)	Square	7/21/2025	837	773	804
9352652.SRDSQ, 6.35%, 1/17/2027 (a)(r)(t)	Square	7/21/2025	14,115	12,887	13,356
9353811.SRDSQ, 6.34%, 1/18/2027 (a)(r)(t)	Square	7/22/2025	841	768	798
9353878.SRDSQ, 4.72%, 1/18/2027 (a)(r)(t)	Square	7/22/2025	10,498	9,804	9,883
9355023.SRDSQ, 5.16%, 1/18/2027 (a)(r)(t)	Square	7/22/2025	9,191	8,531	8,749
9355788.SRDSQ, 5.03%, 1/18/2027 (a)(r)(t)	Square	7/22/2025	4,966	4,617	4,775
9356339.SRDSQ, 5.35%, 1/18/2027 (a)(r)(t)	Square	7/22/2025	9,108	8,432	8,631
9357127.SRDSQ, 4.71%, 1/18/2027 (a)(r)(t)	Square	7/22/2025	3,277	3,061	3,138
9357397.SRDSQ, 6.67%, 1/19/2027 (a)(r)(t)	Square	7/23/2025	6,007	5,461	5,494
9357676.SRDSQ, 4.72%, 1/19/2027 (a)(r)(t)	Square	7/23/2025	4,598	4,294	4,395
9357847.SRDSQ, 6.35%, 1/19/2027 (a)(r)(t)	Square	7/23/2025	7,597	6,936	7,076
9358208.SRDSQ, 6.67%, 1/20/2027 (a)(r)(t)	Square	7/23/2025	5,309	4,827	4,858
9358434.SRDSQ, 6.35%, 1/20/2027 (a)(r)(t)	Square	7/23/2025	4,856	4,433	4,452
9358628.SRDSQ, 4.72%, 1/20/2027 (a)(r)(t)	Square	7/23/2025	4,682	4,372	4,472
9358801.SRDSQ, 5.97%, 1/20/2027 (a)(r)(t)	Square	7/23/2025	10,164	9,328	9,613
9360946.SRDSQ, 4.71%, 1/21/2027 (a)(r)(t)	Square	7/23/2025	4,770	4,455	4,606
9361355.SRDSQ, 4.72%, 1/21/2027 (a)(r)(t)	Square	7/23/2025	7,982	7,455	7,721
9362029.SRDSQ, 6.66%, 1/21/2027 (a)(r)(t)	Square	7/23/2025	1,120	1,019	1,007
9362094.SRDSQ, 6.35%, 1/21/2027 (a)(r)(t)	Square	7/23/2025	24,405	22,282	22,766
9363550.SRDSQ, 5.47%, 1/21/2027 (a)(r)(t)	Square	7/23/2025	659	609	558
9363597.SRDSQ, 6.35%, 1/21/2027 (a)(r)(t)	Square	7/23/2025	6,336	5,785	5,822
9363936.SRDSQ, 5.74%, 1/21/2027 (a)(r)(t)	Square	7/23/2025	1,819	1,675	1,730
9364047.SRDSQ, 4.72%, 1/22/2027 (a)(r)(t)	Square	7/24/2025	22,172	20,707	21,199

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	193

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
9366107.SRDSQ, 4.72%, 1/22/2027 (a)(r)(t)	Square	7/24/2025	$14,012	$13,086	$13,345
9366691.SRDSQ, 6.37%, 1/22/2027 (a)(r)(t)	Square	7/24/2025	1,404	1,282	1,286
9366774.SRDSQ, 5.47%, 1/22/2027 (a)(r)(t)	Square	7/24/2025	29,790	27,531	28,170
9368055.SRDSQ, 6.67%, 1/23/2027 (a)(r)(t)	Square	7/25/2025	2,609	2,372	2,510
9368622.SRDSQ, 6.67%, 1/23/2027 (a)(r)(t)	Square	7/25/2025	4,677	4,252	4,434
9369392.SRDSQ, 4.72%, 1/23/2027 (a)(r)(t)	Square	7/25/2025	2,456	2,294	2,336
9369641.SRDSQ, 4.72%, 1/23/2027 (a)(r)(t)	Square	7/25/2025	4,946	4,619	4,752
9369903.SRDSQ, 5.98%, 1/23/2027 (a)(r)(t)	Square	7/25/2025	2,204	2,022	2,108
9370067.SRDSQ, 4.72%, 1/23/2027 (a)(r)(t)	Square	7/25/2025	47,805	44,646	45,245
9374556.SRDSQ, 4.73%, 1/24/2027 (a)(r)(t)	Square	7/28/2025	2,528	2,361	2,236
9374890.SRDSQ, 5.16%, 1/24/2027 (a)(r)(t)	Square	7/28/2025	3,820	3,546	3,658
9375506.SRDSQ, 4.72%, 1/24/2027 (a)(r)(t)	Square	7/28/2025	3,516	3,283	3,394
9375879.SRDSQ, 5.97%, 1/24/2027 (a)(r)(t)	Square	7/28/2025	12,090	11,096	11,415
9377181.SRDSQ, 5.97%, 1/24/2027 (a)(r)(t)	Square	7/28/2025	3,474	3,188	2,626
9377368.SRDSQ, 5.97%, 1/24/2027 (a)(r)(t)	Square	7/28/2025	7,171	6,581	6,785
9377872.SRDSQ, 6.36%, 1/24/2027 (a)(r)(t)	Square	7/28/2025	2,506	2,288	2,367
9378105.SRDSQ, 6.67%, 1/24/2027 (a)(r)(t)	Square	7/28/2025	10,547	9,589	9,016
9378912.SRDSQ, 4.71%, 1/25/2027 (a)(r)(t)	Square	7/29/2025	3,237	3,023	3,083
9379229.SRDSQ, 5.99%, 1/25/2027 (a)(r)(t)	Square	7/29/2025	2,766	2,538	1,931
9381028.SRDSQ, 6.29%, 1/25/2027 (a)(r)(t)	Square	7/29/2025	2,948	2,694	2,802
9381416.SRDSQ, 4.72%, 1/25/2027 (a)(n)(r)(t)	Square	7/29/2025	7,847	7,328	3,910
9383985.SRDSQ, 4.72%, 1/25/2027 (a)(r)(t)	Square	7/29/2025	48,493	45,289	46,718
9453782.SRDSQ, 5.16%, 1/26/2027 (a)(r)(t)	Square	7/30/2025	7,824	7,262	7,438
9459931.SRDSQ, 4.72%, 1/26/2027 (a)(r)(t)	Square	7/30/2025	4,103	3,832	3,899
9463282.SRDSQ, 6.67%, 1/26/2027 (a)(r)(t)	Square	7/30/2025	3,657	3,325	3,448
9466617.SRDSQ, 4.72%, 1/26/2027 (a)(r)(t)	Square	7/30/2025	4,579	4,276	4,378
9473172.SRDSQ, 4.72%, 1/27/2027 (a)(r)(t)	Square	7/30/2025	2,342	2,187	2,268
9475112.SRDSQ, 4.72%, 1/27/2027 (a)(r)(t)	Square	7/30/2025	2,597	2,426	2,452
9480337.SRDSQ, 4.72%, 1/27/2027 (a)(r)(t)	Square	7/30/2025	2,278	2,128	2,164
9482981.SRDSQ, 6.35%, 1/27/2027 (a)(r)(t)	Square	7/30/2025	6,529	5,961	6,156
9511671.SRDSQ, 5.16%, 1/28/2027 (a)(r)(t)	Square	7/30/2025	2,726	2,531	2,638
9579121.SRDSQ, 4.72%, 1/28/2027 (a)(r)(t)	Square	7/30/2025	7,291	6,809	6,913
9586180.SRDSQ, 4.72%, 1/28/2027 (a)(r)(t)	Square	7/30/2025	11,851	11,068	11,216
9587038.SRDSQ, 4.72%, 1/28/2027 (a)(r)(t)	Square	7/30/2025	6,037	5,638	5,131
9587391.SRDSQ, 4.72%, 1/28/2027 (a)(r)(t)	Square	7/30/2025	2,884	2,694	2,747
9587579.SRDSQ, 4.72%, 1/28/2027 (a)(r)(t)	Square	7/30/2025	30,854	28,815	29,570
9609356.SRDSQ, 6.67%, 1/29/2027 (a)(r)(t)	Square	7/31/2025	538	489	525
9609642.SRDSQ, 5.16%, 1/29/2027 (a)(r)(t)	Square	7/31/2025	4,961	4,605	4,675
9610218.SRDSQ, 6.34%, 1/29/2027 (a)(r)(t)	Square	7/31/2025	814	744	791
9610515.SRDSQ, 4.72%, 1/29/2027 (a)(r)(t)	Square	7/31/2025	4,244	3,964	4,025
9610766.SRDSQ, 4.72%, 1/29/2027 (a)(r)(t)	Square	7/31/2025	26,694	24,930	25,547
9612817.SRDSQ, 5.49%, 1/29/2027 (a)(r)(t)	Square	7/31/2025	1,478	1,365	1,391
9612887.SRDSQ, 6.36%, 1/29/2027 (a)(r)(t)	Square	7/31/2025	2,560	2,337	2,386
9613054.SRDSQ, 5.16%, 1/29/2027 (a)(r)(t)	Square	7/31/2025	18,242	16,932	17,070
9615585.SRDSQ, 4.72%, 1/30/2027 (a)(r)(t)	Square	8/01/2025	133,935	125,085	127,835
9622101.SRDSQ, 5.47%, 1/31/2027 (a)(r)(t)	Square	8/04/2025	109,457	101,154	100,915
9624549.SRDSQ, 4.72%, 1/31/2027 (a)(r)(t)	Square	8/04/2025	104,789	97,865	99,484
9628069.SRDSQ, 4.72%, 2/1/2027 (a)(r)(t)	Square	8/05/2025	103,702	96,850	98,043
9633697.SRDSQ, 4.72%, 2/4/2027 (a)(r)(t)	Square	8/06/2025	135,883	126,904	129,332
9636049.SRDSQ, 4.72%, 2/4/2027 (a)(r)(t)	Square	8/06/2025	92,183	86,091	87,440
9640092.SRDSQ, 4.72%, 2/5/2027 (a)(r)(t)	Square	8/07/2025	191,204	178,569	181,845
9642903.SRDSQ, 4.72%, 2/6/2027 (a)(r)(t)	Square	8/08/2025	139,851	130,610	132,113

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

194	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
9649593.SRDSQ, 6.35%, 2/7/2027 (a)(r)(t)	Square	8/11/2025	$124,966	$114,095	$116,352
9651395.SRDSQ, 4.72%, 2/7/2027 (a)(r)(t)	Square	8/11/2025	89,781	83,849	85,221
9655096.SRDSQ, 5.72%, 2/8/2027 (a)(r)(t)	Square	8/12/2025	139,086	128,089	132,045
9662239.SRDSQ, 5.16%, 2/11/2027 (a)(r)(t)	Square	8/13/2025	184,232	171,003	171,950
9667221.SRDSQ, 4.72%, 2/12/2027 (a)(r)(t)	Square	8/14/2025	202,176	188,816	191,792
9670195.SRDSQ, 4.72%, 2/13/2027 (a)(r)(t)	Square	8/15/2025	123,955	115,764	117,735
9671767.SRDSQ, 4.72%, 2/13/2027 (a)(r)(t)	Square	8/15/2025	157,878	147,445	143,725
9677053.SRDSQ, 4.72%, 2/14/2027 (a)(r)(t)	Square	8/18/2025	104,652	97,736	98,710
9678930.SRDSQ, 5.16%, 2/14/2027 (a)(r)(t)	Square	8/18/2025	105,682	98,094	99,763
9679937.SRDSQ, 5.16%, 2/15/2027 (a)(r)(t)	Square	8/19/2025	182,770	169,647	171,443
9688697.SRDSQ, 4.72%, 2/18/2027 (a)(r)(t)	Square	8/20/2025	101,328	94,632	96,232
9691179.SRDSQ, 4.72%, 2/18/2027 (a)(r)(t)	Square	8/20/2025	100,655	94,004	95,536
9692562.SRDSQ, 4.72%, 2/19/2027 (a)(r)(t)	Square	8/21/2025	96,713	90,322	91,321
9694878.SRDSQ, 6.35%, 2/19/2027 (a)(r)(t)	Square	8/21/2025	100,553	91,806	94,202
9698361.SRDSQ, 5.47%, 2/20/2027 (a)(r)(t)	Square	8/22/2025	136,383	126,038	127,722
9703655.SRDSQ, 4.72%, 2/21/2027 (a)(r)(t)	Square	8/25/2025	103,296	96,470	97,857
9709703.SRDSQ, 4.72%, 2/22/2027 (a)(r)(t)	Square	8/26/2025	124,490	116,263	117,706
9716921.SRDSQ, 4.72%, 2/25/2027 (a)(r)(t)	Square	8/27/2025	150,832	140,865	143,115
9719853.SRDSQ, 5.16%, 2/26/2027 (a)(r)(t)	Square	8/28/2025	110,885	102,923	104,196
9724328.SRDSQ, 4.72%, 2/27/2027 (a)(r)(t)	Square	8/29/2025	210,673	196,752	197,866
9732085.SRDSQ, 6.36%, 2/28/2027 (a)(r)(t)	Square	9/02/2025	2,826	2,580	2,619
9732329.SRDSQ, 4.72%, 2/28/2027 (a)(r)(t)	Square	9/02/2025	26,936	25,156	25,480
9734243.SRDSQ, 6.35%, 2/28/2027 (a)(r)(t)	Square	9/02/2025	4,799	4,381	4,417
9734523.SRDSQ, 4.72%, 2/28/2027 (a)(r)(t)	Square	9/02/2025	7,518	7,021	7,129
9734945.SRDSQ, 5.72%, 2/28/2027 (a)(r)(t)	Square	9/02/2025	1,459	1,344	1,365
9735059.SRDSQ, 4.71%, 2/28/2027 (a)(r)(t)	Square	9/02/2025	1,556	1,453	1,472
9735131.SRDSQ, 4.73%, 2/28/2027 (a)(r)(t)	Square	9/02/2025	3,280	3,063	3,099
9735281.SRDSQ, 5.15%, 2/28/2027 (a)(r)(t)	Square	9/02/2025	4,469	4,148	4,217
9735472.SRDSQ, 6.35%, 2/28/2027 (a)(r)(t)	Square	9/02/2025	2,042	1,864	1,816
9735674.SRDSQ, 4.74%, 2/28/2027 (a)(r)(t)	Square	9/02/2025	1,370	1,279	1,297
9735750.SRDSQ, 6.66%, 2/28/2027 (a)(r)(t)	Square	9/02/2025	2,891	2,628	2,525
9735885.SRDSQ, 5.47%, 2/28/2027 (a)(r)(t)	Square	9/02/2025	4,362	4,031	4,141
9736256.SRDSQ, 5.47%, 2/28/2027 (a)(r)(t)	Square	9/02/2025	9,993	9,235	9,460
9736798.SRDSQ, 4.72%, 2/28/2027 (a)(r)(t)	Square	9/03/2025	7,675	7,168	7,241
9737495.SRDSQ, 6.52%, 2/28/2027 (a)(r)(t)	Square	9/03/2025	1,116	1,017	809
9737550.SRDSQ, 4.72%, 2/28/2027 (a)(r)(t)	Square	9/03/2025	4,634	4,328	4,383
9737917.SRDSQ, 6.66%, 2/28/2027 (a)(r)(t)	Square	9/03/2025	982	893	927
9738105.SRDSQ, 5.16%, 2/28/2027 (a)(r)(t)	Square	9/03/2025	5,538	5,141	5,178
9738522.SRDSQ, 5.98%, 2/28/2027 (a)(r)(t)	Square	9/03/2025	3,026	2,777	2,509
9738924.SRDSQ, 6.51%, 2/28/2027 (a)(r)(t)	Square	9/03/2025	4,881	4,446	4,221
9739264.SRDSQ, 4.72%, 2/28/2027 (a)(r)(t)	Square	9/03/2025	4,131	3,858	3,913
9739658.SRDSQ, 4.72%, 2/28/2027 (a)(r)(t)	Square	9/03/2025	18,184	16,983	17,156
9740818.SRDSQ, 4.72%, 2/28/2027 (a)(r)(t)	Square	9/03/2025	12,303	11,489	11,640
9741803.SRDSQ, 4.72%, 2/28/2027 (a)(r)(t)	Square	9/04/2025	7,137	6,665	6,751
9742042.SRDSQ, 6.66%, 2/28/2027 (a)(r)(t)	Square	9/04/2025	3,043	2,766	2,299
9742109.SRDSQ, 4.72%, 2/28/2027 (a)(r)(t)	Square	9/04/2025	7,436	6,944	6,995
9742307.SRDSQ, 4.72%, 2/28/2027 (a)(r)(t)	Square	9/04/2025	24,280	22,675	22,793
9743186.SRDSQ, 5.47%, 2/28/2027 (a)(r)(t)	Square	9/04/2025	7,300	6,746	6,834
9743464.SRDSQ, 6.35%, 2/28/2027 (a)(r)(t)	Square	9/04/2025	2,172	1,983	2,031
9743545.SRDSQ, 5.16%, 3/1/2027 (a)(r)(t)	Square	9/04/2025	2,085	1,935	1,967
9743626.SRDSQ, 6.51%, 3/1/2027 (a)(r)(t)	Square	9/04/2025	17,535	15,975	16,500
9744304.SRDSQ, 5.16%, 3/1/2027 (a)(r)(t)	Square	9/04/2025	3,727	3,459	3,439

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	195

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
9744412.SRDSQ, 6.65%, 3/1/2027 (a)(r)(t)	Square	9/04/2025	$510	$464	$487
9744464.SRDSQ, 5.47%, 3/1/2027 (a)(r)(t)	Square	9/04/2025	6,388	5,903	6,026
9744652.SRDSQ, 5.15%, 3/1/2027 (a)(r)(t)	Square	9/04/2025	4,332	4,022	4,081
9744773.SRDSQ, 5.47%, 3/1/2027 (a)(r)(t)	Square	9/04/2025	11,826	10,929	11,120
9746504.SRDSQ, 5.51%, 3/2/2027 (a)(r)(t)	Square	9/04/2025	2,269	2,096	2,152
9746762.SRDSQ, 5.72%, 3/2/2027 (a)(r)(t)	Square	9/04/2025	18,999	17,496	17,948
9748031.SRDSQ, 5.97%, 3/2/2027 (a)(r)(t)	Square	9/04/2025	2,229	2,046	2,112
9748255.SRDSQ, 5.72%, 3/2/2027 (a)(r)(t)	Square	9/04/2025	10,395	9,573	9,680
9748688.SRDSQ, 6.35%, 3/2/2027 (a)(r)(t)	Square	9/04/2025	18,763	17,131	17,281
9749486.SRDSQ, 5.72%, 3/2/2027 (a)(r)(t)	Square	9/04/2025	4,601	4,237	4,303
9749732.SRDSQ, 5.98%, 3/2/2027 (a)(r)(t)	Square	9/04/2025	5,207	4,778	4,346
9749962.SRDSQ, 5.51%, 3/2/2027 (a)(r)(t)	Square	9/04/2025	759	701	678
9749976.SRDSQ, 4.71%, 3/2/2027 (a)(r)(t)	Square	9/04/2025	2,481	2,317	2,334
9750068.SRDSQ, 4.72%, 3/3/2027 (a)(r)(t)	Square	9/05/2025	24,056	22,466	22,743
9751903.SRDSQ, 5.50%, 3/3/2027 (a)(r)(t)	Square	9/05/2025	5,321	4,915	5,048
9752419.SRDSQ, 6.51%, 3/3/2027 (a)(r)(t)	Square	9/05/2025	4,473	4,075	4,210
9752690.SRDSQ, 4.72%, 3/3/2027 (a)(r)(t)	Square	9/05/2025	7,843	7,324	7,397
9753013.SRDSQ, 6.35%, 3/3/2027 (a)(r)(t)	Square	9/05/2025	2,747	2,508	2,530
9753138.SRDSQ, 5.98%, 3/3/2027 (a)(r)(t)	Square	9/05/2025	2,170	1,991	2,051
9753257.SRDSQ, 6.51%, 3/3/2027 (a)(r)(t)	Square	9/05/2025	16,849	15,350	15,770
9753963.SRDSQ, 5.16%, 3/3/2027 (a)(r)(t)	Square	9/05/2025	2,727	2,531	2,583
9754152.SRDSQ, 4.72%, 3/3/2027 (a)(r)(t)	Square	9/05/2025	18,494	17,272	17,484
9757355.SRDSQ, 5.47%, 3/4/2027 (a)(r)(t)	Square	9/08/2025	4,583	4,236	4,254
9757629.SRDSQ, 6.34%, 3/4/2027 (a)(r)(t)	Square	9/08/2025	1,685	1,539	1,375
9757719.SRDSQ, 4.72%, 3/4/2027 (a)(r)(t)	Square	9/08/2025	28,036	26,184	26,509
9759715.SRDSQ, 4.72%, 3/4/2027 (a)(r)(t)	Square	9/08/2025	59,500	55,568	56,229
9762311.SRDSQ, 5.98%, 3/5/2027 (a)(r)(t)	Square	9/09/2025	6,126	5,622	5,737
9762788.SRDSQ, 4.72%, 3/5/2027 (a)(r)(t)	Square	9/09/2025	7,341	6,856	6,719
9763568.SRDSQ, 6.50%, 3/5/2027 (a)(r)(t)	Square	9/09/2025	2,483	2,262	2,336
9763731.SRDSQ, 4.71%, 3/5/2027 (a)(r)(t)	Square	9/09/2025	1,445	1,350	1,367
9763833.SRDSQ, 4.72%, 3/5/2027 (a)(r)(t)	Square	9/09/2025	5,052	4,718	4,769
9764071.SRDSQ, 5.48%, 3/5/2027 (a)(r)(t)	Square	9/09/2025	5,524	5,105	5,235
9764382.SRDSQ, 4.72%, 3/5/2027 (a)(r)(t)	Square	9/09/2025	22,457	20,973	21,169
9765425.SRDSQ, 6.67%, 3/5/2027 (a)(r)(t)	Square	9/09/2025	1,757	1,597	1,634
9765484.SRDSQ, 4.73%, 3/5/2027 (a)(r)(t)	Square	9/09/2025	2,386	2,228	2,254
9765609.SRDSQ, 5.49%, 3/5/2027 (a)(r)(t)	Square	9/09/2025	1,754	1,620	1,628
9765697.SRDSQ, 5.16%, 3/5/2027 (a)(r)(t)	Square	9/09/2025	3,978	3,692	3,730
9765837.SRDSQ, 4.72%, 3/5/2027 (a)(r)(t)	Square	9/09/2025	1,712	1,599	1,617
9765903.SRDSQ, 5.72%, 3/5/2027 (a)(r)(t)	Square	9/09/2025	5,671	5,222	5,300
9766099.SRDSQ, 6.67%, 3/5/2027 (a)(r)(t)	Square	9/09/2025	13,362	12,148	12,090
9766675.SRDSQ, 5.72%, 3/5/2027 (a)(r)(t)	Square	9/09/2025	3,707	3,414	3,437
9766819.SRDSQ, 4.72%, 3/6/2027 (a)(r)(t)	Square	9/10/2025	4,612	4,307	4,366
9766933.SRDSQ, 5.14%, 3/6/2027 (a)(r)(t)	Square	9/10/2025	1,626	1,509	1,524
9766981.SRDSQ, 4.72%, 3/6/2027 (a)(r)(t)	Square	9/10/2025	953	890	901
9767015.SRDSQ, 5.16%, 3/6/2027 (a)(r)(t)	Square	9/10/2025	18,395	17,074	16,968
9767471.SRDSQ, 5.98%, 3/6/2027 (a)(r)(t)	Square	9/10/2025	15,246	13,991	14,278
9767948.SRDSQ, 4.72%, 3/7/2027 (a)(r)(t)	Square	9/10/2025	3,946	3,685	3,734
9768051.SRDSQ, 4.72%, 3/7/2027 (a)(r)(t)	Square	9/10/2025	28,207	26,343	26,666
9770627.SRDSQ, 6.67%, 3/8/2027 (a)(r)(t)	Square	9/10/2025	13,233	12,030	12,518
9771427.SRDSQ, 6.26%, 3/8/2027 (a)(r)(t)	Square	9/10/2025	853	780	801
9771442.SRDSQ, 5.71%, 3/8/2027 (a)(r)(t)	Square	9/10/2025	1,577	1,452	1,484
9771484.SRDSQ, 6.28%, 3/8/2027 (a)(r)(t)	Square	9/10/2025	1,401	1,280	1,315

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

196	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
9771546.SRDSQ, 5.16%, 3/8/2027 (a)(r)(t)	Square	9/10/2025	$5,093	$4,727	$4,700
9771851.SRDSQ, 6.35%, 3/8/2027 (a)(r)(t)	Square	9/10/2025	2,704	2,469	2,560
9772160.SRDSQ, 4.72%, 3/8/2027 (a)(r)(t)	Square	9/10/2025	30,992	28,944	29,328
9773445.SRDSQ, 6.67%, 3/8/2027 (a)(r)(t)	Square	9/10/2025	3,231	2,937	3,084
9773749.SRDSQ, 6.66%, 3/8/2027 (a)(r)(t)	Square	9/10/2025	1,560	1,418	1,028
9773807.SRDSQ, 5.98%, 3/8/2027 (a)(r)(t)	Square	9/10/2025	2,805	2,574	2,637
9773923.SRDSQ, 5.73%, 3/8/2027 (a)(r)(t)	Square	9/10/2025	5,511	5,075	5,186
9774101.SRDSQ, 6.66%, 3/9/2027 (a)(r)(t)	Square	9/11/2025	7,073	6,431	6,565
9774735.SRDSQ, 4.71%, 3/9/2027 (a)(r)(t)	Square	9/11/2025	3,279	3,063	3,098
9775110.SRDSQ, 6.66%, 3/9/2027 (a)(r)(t)	Square	9/11/2025	2,415	2,195	2,276
9775352.SRDSQ, 5.98%, 3/9/2027 (a)(r)(t)	Square	9/11/2025	8,644	7,932	8,128
9775831.SRDSQ, 5.97%, 3/9/2027 (a)(r)(t)	Square	9/11/2025	1,424	1,307	1,319
9775894.SRDSQ, 4.72%, 3/9/2027 (a)(r)(t)	Square	9/11/2025	1,147	1,071	1,085
9775957.SRDSQ, 5.72%, 3/9/2027 (a)(r)(t)	Square	9/11/2025	2,110	1,943	1,958
9776041.SRDSQ, 6.67%, 3/9/2027 (a)(r)(t)	Square	9/11/2025	1,597	1,452	1,252
9776101.SRDSQ, 4.72%, 3/9/2027 (a)(r)(t)	Square	9/11/2025	16,953	15,833	16,004
9776701.SRDSQ, 6.36%, 3/9/2027 (a)(r)(t)	Square	9/11/2025	2,723	2,486	2,248
9776785.SRDSQ, 4.72%, 3/9/2027 (a)(r)(t)	Square	9/11/2025	9,028	8,432	8,551
9777235.SRDSQ, 4.72%, 3/9/2027 (a)(r)(t)	Square	9/11/2025	5,331	4,978	5,024
9777429.SRDSQ, 5.47%, 3/9/2027 (a)(r)(t)	Square	9/11/2025	1,965	1,816	1,862
9777526.SRDSQ, 5.72%, 3/9/2027 (a)(r)(t)	Square	9/11/2025	25,239	23,244	23,730
9778303.SRDSQ, 4.72%, 3/9/2027 (a)(r)(t)	Square	9/11/2025	14,567	13,604	13,701
9778504.SRDSQ, 6.67%, 3/10/2027 (a)(r)(t)	Square	9/12/2025	4,503	4,094	3,599
9778844.SRDSQ, 4.73%, 3/10/2027 (a)(r)(t)	Square	9/12/2025	3,247	3,032	3,064
9779128.SRDSQ, 5.96%, 3/10/2027 (a)(r)(t)	Square	9/12/2025	2,343	2,151	2,204
9779411.SRDSQ, 6.51%, 3/10/2027 (a)(r)(t)	Square	9/12/2025	18,378	16,744	17,152
9780545.SRDSQ, 5.16%, 3/10/2027 (a)(r)(t)	Square	9/12/2025	41,343	38,374	38,156
9782178.SRDSQ, 6.67%, 3/10/2027 (a)(r)(t)	Square	9/12/2025	12,081	10,983	11,230
9785195.SRDSQ, 6.67%, 3/11/2027 (a)(r)(t)	Square	9/15/2025	15,478	14,071	14,587
9786763.SRDSQ, 6.35%, 3/11/2027 (a)(r)(t)	Square	9/15/2025	91,539	83,576	84,992
9789730.SRDSQ, 6.52%, 3/12/2027 (a)(r)(t)	Square	9/16/2025	1,927	1,755	1,783
9789867.SRDSQ, 4.72%, 3/12/2027 (a)(r)(t)	Square	9/16/2025	9,628	8,991	9,070
9790852.SRDSQ, 6.29%, 3/12/2027 (a)(r)(t)	Square	9/16/2025	6,710	6,132	6,055
9791242.SRDSQ, 4.74%, 3/12/2027 (a)(r)(t)	Square	9/16/2025	1,289	1,203	1,216
9791345.SRDSQ, 4.72%, 3/12/2027 (a)(r)(t)	Square	9/16/2025	24,107	22,514	22,775
9793149.SRDSQ, 6.29%, 3/12/2027 (a)(r)(t)	Square	9/16/2025	1,750	1,599	1,626
9793233.SRDSQ, 6.67%, 3/12/2027 (a)(r)(t)	Square	9/16/2025	3,787	3,442	3,516
9793401.SRDSQ, 6.51%, 3/12/2027 (a)(r)(t)	Square	9/16/2025	9,852	8,975	7,616
9793756.SRDSQ, 5.51%, 3/12/2027 (a)(r)(t)	Square	9/16/2025	2,497	2,307	2,303
9793900.SRDSQ, 4.72%, 3/12/2027 (a)(r)(t)	Square	9/16/2025	2,541	2,373	2,399
9793994.SRDSQ, 4.72%, 3/12/2027 (a)(r)(t)	Square	9/16/2025	28,671	26,776	27,050
9794319.SRDSQ, 6.36%, 3/13/2027 (a)(r)(t)	Square	9/17/2025	2,459	2,245	2,284
9794404.SRDSQ, 6.66%, 3/13/2027 (a)(r)(t)	Square	9/17/2025	2,671	2,429	2,420
9794476.SRDSQ, 5.50%, 3/13/2027 (a)(r)(t)	Square	9/17/2025	21,978	20,302	20,284
9795325.SRDSQ, 4.71%, 3/14/2027 (a)(r)(t)	Square	9/17/2025	5,873	5,485	5,544
9795502.SRDSQ, 4.72%, 3/14/2027 (a)(r)(t)	Square	9/17/2025	7,489	6,994	7,074
9795749.SRDSQ, 4.72%, 3/14/2027 (a)(r)(t)	Square	9/17/2025	4,582	4,280	4,337
9796677.SRDSQ, 4.73%, 3/15/2027 (a)(r)(t)	Square	9/17/2025	2,526	2,359	2,384
9796930.SRDSQ, 6.49%, 3/15/2027 (a)(r)(t)	Square	9/17/2025	1,221	1,113	1,152
9797035.SRDSQ, 4.72%, 3/15/2027 (a)(r)(t)	Square	9/17/2025	7,267	6,786	6,856
9797872.SRDSQ, 4.71%, 3/15/2027 (a)(r)(t)	Square	9/17/2025	3,176	2,967	2,997
9798086.SRDSQ, 6.67%, 3/15/2027 (a)(r)(t)	Square	9/17/2025	2,843	2,584	2,641

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	197

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
9798282.SRDSQ, 5.72%, 3/15/2027 (a)(r)(t)	Square	9/17/2025	$6,800	$6,263	$6,396
9798800.SRDSQ, 6.35%, 3/15/2027 (a)(r)(t)	Square	9/17/2025	35,908	32,785	33,564
9800825.SRDSQ, 5.17%, 3/15/2027 (a)(r)(t)	Square	9/17/2025	1,784	1,655	1,672
9800868.SRDSQ, 5.16%, 3/15/2027 (a)(r)(t)	Square	9/17/2025	4,075	3,782	3,832
9800960.SRDSQ, 6.52%, 3/15/2027 (a)(r)(t)	Square	9/17/2025	1,779	1,620	1,657
9801078.SRDSQ, 5.16%, 3/15/2027 (a)(r)(t)	Square	9/17/2025	6,209	5,764	5,882
9801337.SRDSQ, 4.72%, 3/16/2027 (a)(r)(t)	Square	9/18/2025	4,899	4,576	4,628
9801746.SRDSQ, 6.54%, 3/16/2027 (a)(r)(t)	Square	9/18/2025	838	763	660
9801846.SRDSQ, 6.67%, 3/16/2027 (a)(r)(t)	Square	9/18/2025	3,083	2,803	2,505
9802354.SRDSQ, 5.97%, 3/16/2027 (a)(r)(t)	Square	9/18/2025	12,328	11,314	11,495
9803100.SRDSQ, 5.97%, 3/16/2027 (a)(r)(t)	Square	9/18/2025	13,612	12,493	12,694
9803939.SRDSQ, 4.72%, 3/16/2027 (a)(r)(t)	Square	9/18/2025	6,162	5,755	5,821
9804265.SRDSQ, 4.73%, 3/16/2027 (a)(r)(t)	Square	9/18/2025	2,902	2,710	2,739
9804429.SRDSQ, 5.53%, 3/16/2027 (a)(r)(t)	Square	9/18/2025	813	751	767
9804502.SRDSQ, 5.73%, 3/16/2027 (a)(r)(t)	Square	9/18/2025	2,638	2,429	2,478
9804619.SRDSQ, 6.68%, 3/16/2027 (a)(r)(t)	Square	9/18/2025	1,002	911	957
9804739.SRDSQ, 5.16%, 3/16/2027 (a)(r)(t)	Square	9/18/2025	20,624	19,143	19,337
9805373.SRDSQ, 5.16%, 3/17/2027 (a)(r)(t)	Square	9/19/2025	25,397	23,574	23,886
9807126.SRDSQ, 6.51%, 3/17/2027 (a)(r)(t)	Square	9/19/2025	51,515	46,933	46,737
9809298.SRDSQ, 4.72%, 3/17/2027 (a)(r)(t)	Square	9/19/2025	8,892	8,304	8,188
9812255.SRDSQ, 4.71%, 3/18/2027 (a)(r)(t)	Square	9/22/2025	6,994	6,532	6,614
9812859.SRDSQ, 5.50%, 3/18/2027 (a)(r)(t)	Square	9/22/2025	19,767	18,260	18,659
9814116.SRDSQ, 4.74%, 3/18/2027 (a)(r)(t)	Square	9/22/2025	1,721	1,607	1,623
9814282.SRDSQ, 5.72%, 3/18/2027 (a)(r)(t)	Square	9/22/2025	6,215	5,724	5,447
9814735.SRDSQ, 5.47%, 3/18/2027 (a)(r)(t)	Square	9/22/2025	990	915	929
9814785.SRDSQ, 5.16%, 3/18/2027 (a)(r)(t)	Square	9/22/2025	4,213	3,910	3,992
9815024.SRDSQ, 5.72%, 3/18/2027 (a)(r)(t)	Square	9/22/2025	2,246	2,069	1,969
9815130.SRDSQ, 4.72%, 3/18/2027 (a)(r)(t)	Square	9/22/2025	25,152	23,490	23,729
9816289.SRDSQ, 4.72%, 3/18/2027 (a)(r)(t)	Square	9/22/2025	15,694	14,657	14,451
9817072.SRDSQ, 5.16%, 3/19/2027 (a)(r)(t)	Square	9/23/2025	24,713	22,939	23,238
9818267.SRDSQ, 6.35%, 3/19/2027 (a)(r)(t)	Square	9/23/2025	3,856	3,520	3,594
9818497.SRDSQ, 4.71%, 3/19/2027 (a)(r)(t)	Square	9/23/2025	5,230	4,885	4,939
9818932.SRDSQ, 5.48%, 3/19/2027 (a)(r)(t)	Square	9/23/2025	6,273	5,797	5,536
9819340.SRDSQ, 5.97%, 3/19/2027 (a)(r)(t)	Square	9/23/2025	1,401	1,286	1,330
9819511.SRDSQ, 5.52%, 3/19/2027 (a)(r)(t)	Square	9/23/2025	820	757	783
9819591.SRDSQ, 5.98%, 3/19/2027 (a)(r)(t)	Square	9/23/2025	2,022	1,855	1,894
9819638.SRDSQ, 6.67%, 3/19/2027 (a)(r)(t)	Square	9/23/2025	3,533	3,212	3,312
9819802.SRDSQ, 6.29%, 3/19/2027 (a)(r)(t)	Square	9/23/2025	4,863	4,444	4,629
9820097.SRDSQ, 4.72%, 3/19/2027 (a)(r)(t)	Square	9/23/2025	89,142	83,251	84,160
9821373.SRDSQ, 6.51%, 3/20/2027 (a)(r)(t)	Square	9/24/2025	5,166	4,707	4,885
9821563.SRDSQ, 4.72%, 3/20/2027 (a)(r)(t)	Square	9/24/2025	5,167	4,825	4,872
9821749.SRDSQ, 6.65%, 3/20/2027 (a)(r)(t)	Square	9/24/2025	1,403	1,276	1,300
9821799.SRDSQ, 5.15%, 3/20/2027 (a)(r)(t)	Square	9/24/2025	1,820	1,690	1,704
9821867.SRDSQ, 5.16%, 3/20/2027 (a)(r)(t)	Square	9/24/2025	4,133	3,836	3,867
9821969.SRDSQ, 5.16%, 3/20/2027 (a)(r)(t)	Square	9/24/2025	13,135	12,192	12,292
9822353.SRDSQ, 4.72%, 3/21/2027 (a)(r)(t)	Square	9/24/2025	6,439	6,013	6,071
9822498.SRDSQ, 6.67%, 3/21/2027 (a)(r)(t)	Square	9/24/2025	14,674	13,340	13,515
9822954.SRDSQ, 5.98%, 3/21/2027 (a)(r)(t)	Square	9/24/2025	3,123	2,866	2,929
9823890.SRDSQ, 4.72%, 3/22/2027 (a)(r)(t)	Square	9/24/2025	15,886	14,837	14,982
9825415.SRDSQ, 4.72%, 3/22/2027 (a)(r)(t)	Square	9/24/2025	29,866	27,892	28,201
9827047.SRDSQ, 6.36%, 3/22/2027 (a)(r)(t)	Square	9/24/2025	11,559	10,553	9,870
9827454.SRDSQ, 5.72%, 3/22/2027 (a)(r)(t)	Square	9/24/2025	46,786	43,087	43,721

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

198	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
9828704.SRDSQ, 5.16%, 3/22/2027 (a)(r)(t)	Square	9/25/2025	$12,999	$12,065	$12,250
9830077.SRDSQ, 4.72%, 3/23/2027 (a)(r)(t)	Square	9/25/2025	18,041	16,848	17,011
9831124.SRDSQ, 5.97%, 3/23/2027 (a)(r)(t)	Square	9/25/2025	6,836	6,273	6,380
9831549.SRDSQ, 6.35%, 3/23/2027 (a)(r)(t)	Square	9/25/2025	21,115	19,278	19,494
9832303.SRDSQ, 4.72%, 3/23/2027 (a)(r)(t)	Square	9/25/2025	43,922	41,020	41,417
9833416.SRDSQ, 6.65%, 3/24/2027 (a)(r)(t)	Square	9/26/2025	1,461	1,329	1,359
9833560.SRDSQ, 6.35%, 3/24/2027 (a)(r)(t)	Square	9/26/2025	24,380	22,259	22,870
9836525.SRDSQ, 6.67%, 3/24/2027 (a)(r)(t)	Square	9/26/2025	3,832	3,484	3,612
9836729.SRDSQ, 4.72%, 3/24/2027 (a)(r)(t)	Square	9/26/2025	12,083	11,284	11,421
9837297.SRDSQ, 5.50%, 3/24/2027 (a)(r)(t)	Square	9/26/2025	3,329	3,075	3,144
9837526.SRDSQ, 4.72%, 3/24/2027 (a)(r)(t)	Square	9/26/2025	7,155	6,682	6,754
9837871.SRDSQ, 4.72%, 3/24/2027 (a)(r)(t)	Square	9/26/2025	16,936	15,817	15,970
9838690.SRDSQ, 6.35%, 3/24/2027 (a)(r)(t)	Square	9/26/2025	28,525	26,043	26,641
9842363.SRDSQ, 5.47%, 3/25/2027 (a)(r)(t)	Square	9/29/2025	11,920	11,016	11,108
9843951.SRDSQ, 6.35%, 3/25/2027 (a)(r)(t)	Square	9/29/2025	2,724	2,487	2,347
9844158.SRDSQ, 5.16%, 3/25/2027 (a)(r)(t)	Square	9/29/2025	5,984	5,554	5,611
9844767.SRDSQ, 4.72%, 3/25/2027 (a)(r)(t)	Square	9/29/2025	13,767	12,857	12,975
9845618.SRDSQ, 4.71%, 3/25/2027 (a)(r)(t)	Square	9/29/2025	4,696	4,386	4,422
9845954.SRDSQ, 5.50%, 3/25/2027 (a)(r)(t)	Square	9/29/2025	10,337	9,549	9,743
9846854.SRDSQ, 6.66%, 3/25/2027 (a)(r)(t)	Square	9/29/2025	2,733	2,485	2,593
9847035.SRDSQ, 6.68%, 3/25/2027 (a)(r)(t)	Square	9/29/2025	2,016	1,833	1,808
9847171.SRDSQ, 5.47%, 3/25/2027 (a)(r)(t)	Square	9/29/2025	58,361	53,935	54,389
9847734.SRDSQ, 4.72%, 3/26/2027 (a)(r)(t)	Square	9/30/2025	26,711	24,945	25,054
9849976.SRDSQ, 6.35%, 3/26/2027 (a)(r)(t)	Square	9/30/2025	28,467	25,991	26,589
9852177.SRDSQ, 5.16%, 3/26/2027 (a)(r)(t)	Square	9/30/2025	46,709	43,355	44,059
Total Small Business Loans (Cost $12,305,143)				12,305,143	11,130,330
Student Loans - 0.0% (j)
United States - 0.0% (j)
L3283479.SRDUP, 17.33%, 7/22/2027 (a)(r)	Upstart	7/25/2022	3,019	3,019	3,031
L3291812.SRDUP, 17.77%, 7/22/2027 (a)(r)	Upstart	7/27/2022	2,194	2,194	2,203
L3321408.SRDUP, 15.62%, 1/4/2028 (a)(n)(r)	Upstart	8/09/2022	6,790	6,599	6,796
L3324892.SRDUP, 17.55%, 8/5/2027 (a)(n)(r)	Upstart	8/10/2022	566	557	566
L3382376.SRDUP, 16.97%, 9/1/2027 (a)(r)	Upstart	9/07/2022	2,034	2,006	2,035
L3899746.SRDUP, 19.55%, 8/2/2026 (a)(r)	Upstart	8/07/2023	1,461	1,457	1,457
Total Student Loans (Cost $15,832)				15,832	16,088
Total Whole Loans (Cost $66,430,159)				66,430,159	59,249,110
TOTAL INVESTMENTS (Cost $1,752,121,961) - 93.3%					1,798,481,650
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.7%					128,535,769
TOTAL NET ASSETS - 100.0%					$1,927,017,419

Principal amounts stated in U.S. dollars unless otherwise stated.
Percentages are stated as a percent of net assets.
CORRA - Canadian Overnight Repo Rate Average
EURIBOR - Euro Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
CAD - Canadian Dollar
EUR - Euro
GBP - Great Britain Pound

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	199

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

NZD - New Zealand Dollar
(a)	Security is fair valued by a third-party valuation specialist pursuant to procedures approved by the Board of Trustees. Value is determined using significant unobservable inputs.
(b)	Security is restricted to resale to institutional investors. The aggregate value of these securities is $378,816,168, which represents 19.7% of net assets.
(c)	Underlying holdings are consumer loans.
(d)	Underlying holdings are mortgages.
(e)	Country shown is geographic area of peril risk.
(f)
Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at October 31, 2025 was $564,392,169, which represents 29.3% of net assets.

(g)	Security is restricted as to resale.
(h)
Foreign issued security. Total foreign securities by country of domicile are $703,811,653. Foreign concentration is as follows: Bermuda: 33.0%, Cayman Islands: 1.2%, Supranational: 0.7%, Singapore: 0.7%, Ireland: 0.5%, Great Britain: 0.5%, and Hong Kong 0.0%.

(i)	Step coupon bond. The rate disclosed is as of October 31, 2025.
(j)	Rounds to zero.
(k)	Value determined using significant unobservable inputs.
(l)	Affiliated company. See Note 3.
(m)
Security is fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $113,737,159, which represents 5.9% of net assets.

(n)	Non-income producing security.
(o)	Rate shown is the 7-day effective yield.
(p)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(q)	All or a portion of this security is held as collateral for derivative contracts.
(r)	Security may be deemed restricted to resale to institutional investors. The aggregate value of these securities is $59,249,110 which represents 3.1% of net assets.
(s)	Delinquent or defaulted loans that have matured but are still in the repayment process. The aggregate value of these securities as of October 31, 2025 is $208,022, which represents 0.0% of net assets.
(t)	Rate of return to the Fund is implied based on an 18-month final maturity.

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

200	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Open Forward Currency Contracts

COUNTERPARTY	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
BNP PARIBAS	1/13/2026	Australian Dollar	7,255,182	United States Dollar	4,789,219	$(38,779)
BNP PARIBAS	1/13/2026	Brazilian Real	15,281,118	United States Dollar	2,796,312	(5,602)
MORGAN STANLEY & CO. INCORPORATED	1/13/2026	Brazilian Real	462,527	United States Dollar	82,569	1,900
BNP PARIBAS	1/12/2026	Canadian Dollar	82,143,729	United States Dollar	59,846,572	(1,054,137)
MORGAN STANLEY & CO. INCORPORATED	1/12/2026	Canadian Dollar	4,584,661	United States Dollar	3,281,273	90
MORGAN STANLEY & CO. INCORPORATED	1/14/2026	Colombian Peso	260,417,030,189	United States Dollar	65,862,333	989,730
BNP PARIBAS	1/13/2026	Euro	53,800,692	United States Dollar	63,585,504	(1,308,905)
BNP PARIBAS	1/13/2026	Hungarian Forint	935,226,548	United States Dollar	2,796,312	(29,825)
MORGAN STANLEY & CO. INCORPORATED	1/13/2026	Indian Rupee	3,980,754,583	United States Dollar	44,884,929	(220,707)
MORGAN STANLEY & CO. INCORPORATED	1/13/2026	Indian Rupee	476,372,109	United States Dollar	5,339,836	5,078
BNP PARIBAS	1/13/2026	Indonesian Rupiah	791,342,445,470	United States Dollar	47,345,884	200,657
BNP PARIBAS	1/14/2026	Japanese Yen	8,539,749,597	United States Dollar	58,329,710	(2,487,874)
MORGAN STANLEY & CO. INCORPORATED	1/13/2026	Mexican Peso	464,935,686	United States Dollar	24,881,801	(55,254)
BNP PARIBAS	1/13/2026	New Taiwan Dollar	774,888,955	United States Dollar	25,377,074	(40,216)
MORGAN STANLEY & CO. INCORPORATED	1/13/2026	Peruvian Sol	155,846,361	United States Dollar	45,423,676	762,375
MORGAN STANLEY & CO. INCORPORATED	1/13/2026	South African Rand	879,361,408	United States Dollar	50,224,765	228,731
MORGAN STANLEY & CO. INCORPORATED	1/13/2026	United States Dollar	2,878,881	Chilean Peso	2,776,018,582	(66,445)
MORGAN STANLEY & CO. INCORPORATED	1/14/2026	United States Dollar	15,637,568	Colombian Peso	62,256,129,346	(344,300)
BNP PARIBAS	1/13/2026	United States Dollar	50,224,765	Czech Koruna	1,035,577,297	1,080,490
MORGAN STANLEY & CO. INCORPORATED	1/13/2026	United States Dollar	2,796,312	Hungarian Forint	952,754,587	(22,025)
BNP PARIBAS	1/13/2026	United States Dollar	44,884,929	Israeli New Shekel	149,398,364	(984,114)
MORGAN STANLEY & CO. INCORPORATED	1/13/2026	United States Dollar	2,460,955	Israeli New Shekel	8,166,218	(46,279)
MORGAN STANLEY & CO. INCORPORATED	1/13/2026	United States Dollar	28,255,955	New Taiwan Dollar	845,542,500	608,909
BNP PARIBAS	1/13/2026	United States Dollar	55,186,052	Norwegian Krone	547,843,803	1,110,947
MORGAN STANLEY & CO. INCORPORATED	1/13/2026	United States Dollar	3,143,658	Norwegian Krone	32,048,128	(19,663)
BNP PARIBAS	1/13/2026	United States Dollar	44,884,929	Polish Zloty	163,179,159	732,454
MORGAN STANLEY & CO. INCORPORATED	1/13/2026	United States Dollar	2,460,955	Polish Zloty	9,069,970	6,833
BNP PARIBAS	1/13/2026	United States Dollar	58,466,114	Pound Sterling	43,379,797	1,476,792
MORGAN STANLEY & CO. INCORPORATED	1/13/2026	United States Dollar	2,878,881	Singapore Dollar	3,669,789	43,575
BNP PARIBAS	1/13/2026	United States Dollar	50,224,765	South Korean Won	69,800,425,851	1,060,534
MORGAN STANLEY & CO. INCORPORATED	1/13/2026	United States Dollar	4,798,135	Swedish Krona	44,892,605	51,546
BNP PARIBAS	1/13/2026	United States Dollar	67,925,980	Swiss Franc	53,369,881	1,015,415
						$2,651,931

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	201

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Total Return Swap Contracts

COUNTERPARTY	PAYMENTS RECEIVED (PAID) BY FUND	TOTAL RETURN RECEIVED BY OR PAID BY FUND	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	VALUE	UPFRONT PREMIUM RECEIVED	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley Capital Services LLC	(0.05)%	AMSTERDAM IDX FUT Nov25 - Short	Nov 21 2025	At Maturity	3,780,819(1)	$(115,796)	$—	$(115,796)
Morgan Stanley Capital Services LLC	(0.05)%	KOSPI2 INX FUT Dec25 - Short	Dec 11 2025	At Maturity	7,332,434,064(2)	(768,023)	—	(768,023)
TOTAL RETURN SWAP CONTRACTS								$ (883,819)

(1)	Euro.
(2)	South Korean Won.

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

202	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Australian Dollar, December 2025 Settlement	299	$(19,572,540)	$140,550
Brent Crude Future, January 2026 Settlement	198	(12,824,460)	(221,653)
British Pound, December 2025 Settlement	2,075	(170,409,375)	832,664
Canadian Dollar, December 2025 Settlement	879	(62,861,685)	89,391
Coffee ‘C’, March 2026 Settlement	35	(4,885,781)	(565,957)
Copper, March 2026 Settlement	98	(12,634,650)	(1,192,401)
Corn Future, December 2025 Settlement	261	(5,631,075)	(270,161)
Cotton No. 2, December 2025 Settlement	1,171	(38,373,670)	(1,068,205)
Cotton No. 2, March 2026 Settlement	210	(7,006,650)	(180,588)
E-Mini Nasdaq 100, December 2025 Settlement	60	(31,204,800)	(879,439)
E-Mini Russ 2000, December 2025 Settlement	70	(8,714,650)	(41,311)
E-Mini S&P 500 Index, December 2025 Settlement	271	(93,142,700)	(1,290,423)
Euro Fx, December 2025 Settlement	1,174	(169,525,600)	573,003
FTSE 100 Index Futures, December 2025 Settlement	170	(21,765,610)	(786,377)
FTSE/JSE Top 40 Index Futures, December 2025 Settlement	537	(31,855,134)	451,053
Gold 100 Oz. Futures, April 2026 Settlement	51	(20,700,900)	661,129
Hang Seng Index Futures, November 2025 Settlement	30	(5,000,997)	126,546
IBEX 35 Index, November 2025 Settlement	180	(33,199,073)	(1,077,474)
Japanese Yen Futures, December 2025 Settlement	1,820	(148,250,375)	1,678,685
KC HRW Wheat, March 2026 Settlement	129	(3,462,038)	(191,935)
Lean Hogs Futures, December 2025 Settlement	504	(16,385,040)	95,346
Lean Hogs Futures, April 2026 Settlement	131	(4,518,190)	147,354
Live Cattle Futures, December 2025 Settlement	209	(19,200,830)	(287,159)
Low Sulphur Gas Oil Futures, April 2026 Settlement	74	(4,839,600)	(298,621)
MSCI Taiwan Index Futures, November 2025 Settlement	376	(34,843,920)	(333,841)
Natural Gas Futures, April 2026 Settlement	840	(30,752,400)	(1,844,221)
NY Harbor ULSD Futures, April 2026 Settlement	52	(4,945,450)	(326,529)
Silver Futures, March 2026 Settlement	98	(23,888,480)	(3,253,417)
Soybean Meal Futures, December 2025 Settlement	180	(5,788,800)	(852,895)
Soybean Meal Futures, March 2026 Settlement	250	(8,150,000)	(1,059,140)
Soybean Oil Futures, March 2026 Settlement	153	(4,555,116)	152,444
Sugar No. 11 Futures, March 2026 Settlement	2,340	(37,818,144)	998,781
Wheat Futures, December 2025 Settlement	126	(3,364,200)	(217,409)
Yen Demon Nikkei, December 2025 Settlement	33	(5,599,036)	(594,691)
TOTAL FUTURES CONTRACTS SOLD		$(1,105,670,969)	$(10,886,901)
FUTURES CONTRACTS PURCHASED
Brent Crude Future, April 2026 Settlement	467	29,747,900	969,259
CAC40 Index, November 2025 Settlement	354	33,181,507	849,338
CBOE VIX, November 2025 Settlement	50	956,540	(575)
Cocoa, December 2025 Settlement	425	26,141,750	(928,820)
Coffee ‘C’, December 2025 Settlement	80	11,761,500	(838,388)
Copper, December 2025 Settlement	15	1,908,375	(55,686)
Corn Future, March 2026 Settlement	218	4,839,600	84,448
DAX Index, December 2025 Settlement	8	5,540,533	(49,372)
Euro Stoxx 50, December 2025 Settlement	87	5,684,878	265,134
FTSE China A50 Index Futures, November 2025 Settlement	2,168	33,064,168	(732,243)
FTSE MIB Index Futures, December 2025 Settlement	132	32,604,032	973,987
Gold 100 Oz. Futures, December 2025 Settlement	140	55,951,000	(5,428,422)
Live Cattle Futures, April 2026 Settlement	74	6,711,060	(639,092)
Natural Gas Futures, December 2025 Settlement	1,921	79,222,040	1,918,037
OMXS30 Futures, November 2025 Settlement	199	5,802,268	131,366
Platinum Futures, January 2026 Settlement	4	315,080	(6,474)

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	203

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
RBOB Gasoline Futures, April 2026 Settlement	352	$30,639,840	$1,347,157
S&P/TSX 60 Index Futures, December 2025 Settlement	89	22,610,588	418,559
Silver Futures, December 2025 Settlement	36	8,668,800	(700,330)
Soybean Futures, January 2026 Settlement	579	32,286,488	355,191
Soybean Futures, March 2026 Settlement	91	5,113,063	273,686
Soybean Meal Futures, December 2025 Settlement	216	32,826,095	(583,637)
Soybean Oil Futures, December 2025 Settlement	97	2,833,176	(156,257)
SPI 200TM Index Futures, December 2025 Settlement	38	5,527,137	9,883
Sugar No. 11 Futures, May 2026 Settlement	1,716	27,002,976	(2,419,163)
Wheat Futures, March 2026 Settlement	182	4,991,350	305,219
WTI Crude Futures, December 2025 Settlement	10	609,800	37,877
WTI Crude Futures, April 2026 Settlement	496	29,755,040	911,394
TOTAL FUTURES CONTRACTS PURCHASED		$536,296,584	$(3,687,924)

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

204	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
CALL OPTIONS
Australian Dollar Future, Expires 11/07/2025 Strike Price $65.50	25	$1,636,500	$5,750
Australian Dollar Future, Expires 11/07/2025 Strike Price $65.75	42	2,749,320	5,460
Australian Dollar Future, Expires 11/07/2025 Strike Price $66.00	286	18,721,560	17,160
Australian Dollar Future, Expires 11/07/2025 Strike Price $66.25	295	19,310,700	7,375
Australian Dollar Future, Expires 11/07/2025 Strike Price $66.50	493	32,271,780	4,930
Australian Dollar Future, Expires 11/07/2025 Strike Price $66.75	239	15,644,940	2,390
Australian Dollar Future, Expires 11/07/2025 Strike Price $67.00	312	20,423,520	3,120
Australian Dollar Future, Expires 11/07/2025 Strike Price $67.25	43	2,814,780	430
Australian Dollar Future, Expires 11/07/2025 Strike Price $67.50	162	10,604,520	1,620
Australian Dollar Future, Expires 11/07/2025 Strike Price $68.00	60	3,927,600	300
Australian Dollar Future, Expires 11/07/2025 Strike Price $68.50	155	10,146,300	775
Australian Dollar Future, Expires 12/05/2025 Strike Price $67.00	71	4,647,660	8,520
Australian Dollar Future, Expires 12/05/2025 Strike Price $67.50	63	4,123,980	4,410
Australian Dollar Future, Expires 12/05/2025 Strike Price $68.00	85	5,564,100	3,400
Australian Dollar Future, Expires 12/05/2025 Strike Price $68.50	27	1,767,420	540
British Pound Future, Expires 11/07/2025 Strike Price $133.50	44	3,613,500	550
British Pound Future, Expires 11/07/2025 Strike Price $133.75	48	3,942,000	600
British Pound Future, Expires 11/07/2025 Strike Price $134.00	175	14,371,875	1,094
British Pound Future, Expires 11/07/2025 Strike Price $134.25	79	6,487,875	494
British Pound Future, Expires 11/07/2025 Strike Price $134.50	205	16,835,625	1,281
British Pound Future, Expires 11/07/2025 Strike Price $134.75	89	7,309,125	556
British Pound Future, Expires 11/07/2025 Strike Price $135.00	341	28,004,625	2,131
British Pound Future, Expires 11/07/2025 Strike Price $135.25	243	19,956,375	1,519
British Pound Future, Expires 11/07/2025 Strike Price $135.50	556	45,661,500	3,475
British Pound Future, Expires 11/07/2025 Strike Price $135.75	239	19,627,875	1,494
British Pound Future, Expires 11/07/2025 Strike Price $136.00	396	32,521,500	2,475
British Pound Future, Expires 11/07/2025 Strike Price $136.25	119	9,772,875	744
British Pound Future, Expires 11/07/2025 Strike Price $136.50	215	17,656,875	1,344
British Pound Future, Expires 11/07/2025 Strike Price $136.75	25	2,053,125	156
British Pound Future, Expires 11/07/2025 Strike Price $137.00	118	9,690,750	737
British Pound Future, Expires 11/07/2025 Strike Price $137.50	76	6,241,500	475
British Pound Future, Expires 11/07/2025 Strike Price $138.00	5	410,625	31
British Pound Future, Expires 11/07/2025 Strike Price $139.50	3	246,375	19
Canadian Dollar Future, Expires 11/07/2025 Strike Price $72.50	95	6,794,400	475
Canadian Dollar Future, Expires 11/07/2025 Strike Price $73.00	621	44,413,920	3,105
Canadian Dollar Future, Expires 11/07/2025 Strike Price $73.50	447	31,969,440	2,235
CBOE SPX Volatility Index, Expires 11/19/2025 Strike Price $25.00	50	87,200	4,000
CBOE SPX Volatility Index, Expires 11/19/2025 Strike Price $28.00	50	87,200	3,100
CBOE SPX Volatility Index, Expires 11/19/2025 Strike Price $29.00	51	88,944	2,958
CBOE SPX Volatility Index, Expires 11/19/2025 Strike Price $30.00	178	310,432	9,701
CBOE SPX Volatility Index, Expires 11/19/2025 Strike Price $31.00	276	481,344	14,076
CBOE SPX Volatility Index, Expires 11/19/2025 Strike Price $32.00	1366	2,382,304	66,934
CBOE SPX Volatility Index, Expires 11/19/2025 Strike Price $33.00	825	1,438,800	37,537
CBOE SPX Volatility Index, Expires 11/19/2025 Strike Price $34.00	175	305,200	7,612
CBOE SPX Volatility Index, Expires 11/19/2025 Strike Price $35.00	1642	2,863,648	68,143
CBOE SPX Volatility Index, Expires 11/19/2025 Strike Price $36.00	450	784,800	17,325
CBOE SPX Volatility Index, Expires 11/19/2025 Strike Price $37.00	553	964,432	20,184
CBOE SPX Volatility Index, Expires 11/19/2025 Strike Price $38.00	1050	1,831,200	36,750
CBOE SPX Volatility Index, Expires 11/19/2025 Strike Price $39.00	66	115,104	2,211
CBOE SPX Volatility Index, Expires 11/19/2025 Strike Price $40.00	1171	2,042,224	36,301
Cocoa Future, Expires 11/14/2025 Strike Price $6,150.00	50	3,075,500	87,500
Cocoa Future, Expires 11/14/2025 Strike Price $6,200.00	80	4,920,800	120,800
Cocoa Future, Expires 11/14/2025 Strike Price $6,250.00	125	7,688,750	163,750
Cocoa Future, Expires 11/14/2025 Strike Price $6,300.00	220	13,532,200	246,400
Cocoa Future, Expires 11/14/2025 Strike Price $6,350.00	146	8,980,460	140,160

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	205

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Cocoa Future, Expires 11/14/2025 Strike Price $6,400.00	171	$10,518,210	$140,220
Cocoa Future, Expires 11/14/2025 Strike Price $6,450.00	194	11,932,940	135,800
Cocoa Future, Expires 11/14/2025 Strike Price $6,500.00	125	7,688,750	73,750
Cocoa Future, Expires 11/14/2025 Strike Price $6,550.00	160	9,841,600	81,600
Cocoa Future, Expires 11/14/2025 Strike Price $6,600.00	87	5,351,370	37,410
Cocoa Future, Expires 11/14/2025 Strike Price $6,650.00	100	6,151,000	37,000
Cocoa Future, Expires 11/14/2025 Strike Price $6,700.00	75	4,613,250	23,250
Cocoa Future, Expires 11/14/2025 Strike Price $6,750.00	125	7,688,750	33,750
Cocoa Future, Expires 11/14/2025 Strike Price $6,800.00	55	3,383,050	12,650
Cocoa Future, Expires 11/14/2025 Strike Price $6,850.00	45	2,767,950	9,000
Cocoa Future, Expires 11/14/2025 Strike Price $7,700.00	10	615,100	300
Cocoa Future, Expires 11/14/2025 Strike Price $7,750.00	60	3,690,600	1,200
Cocoa Future, Expires 11/14/2025 Strike Price $7,800.00	24	1,476,240	480
Cocoa Future, Expires 11/14/2025 Strike Price $7,850.00	30	1,845,300	600
Cocoa Future, Expires 11/14/2025 Strike Price $7,900.00	60	3,690,600	1,200
Cocoa Future, Expires 11/14/2025 Strike Price $7,950.00	10	615,100	200
Cocoa Future, Expires 11/14/2025 Strike Price $8,000.00	81	4,982,310	1,620
Cocoa Future, Expires 11/14/2025 Strike Price $8,050.00	36	2,214,360	720
Cocoa Future, Expires 11/14/2025 Strike Price $8,100.00	50	3,075,500	500
Cocoa Future, Expires 11/14/2025 Strike Price $8,150.00	56	3,444,560	560
Cocoa Future, Expires 11/14/2025 Strike Price $8,200.00	50	3,075,500	500
Cocoa Future, Expires 11/14/2025 Strike Price $8,250.00	56	3,444,560	560
Cocoa Future, Expires 11/14/2025 Strike Price $8,350.00	76	4,674,760	760
Cocoa Future, Expires 11/14/2025 Strike Price $8,400.00	1	61,510	10
Cocoa Future, Expires 11/14/2025 Strike Price $8,450.00	56	3,444,560	560
Cocoa Future, Expires 11/14/2025 Strike Price $8,500.00	59	3,629,090	590
Cocoa Future, Expires 11/14/2025 Strike Price $8,600.00	59	3,629,090	590
Cocoa Future, Expires 11/14/2025 Strike Price $8,750.00	59	3,629,090	590
Coffee ‘C’ Future, Expires 11/12/2025 Strike Price $432.50	6	882,113	2,925
Coffee ‘C’ Future, Expires 11/12/2025 Strike Price $435.00	36	5,292,675	15,390
Coffee ‘C’ Future, Expires 11/12/2025 Strike Price $437.50	27	3,969,506	10,226
Coffee ‘C’ Future, Expires 11/12/2025 Strike Price $440.00	76	11,173,425	25,365
Coffee ‘C’ Future, Expires 11/12/2025 Strike Price $442.50	119	17,495,231	34,807
Coffee ‘C’ Future, Expires 11/12/2025 Strike Price $445.00	111	16,319,081	28,721
Coffee ‘C’ Future, Expires 11/12/2025 Strike Price $447.50	72	10,585,350	16,470
Coffee ‘C’ Future, Expires 11/12/2025 Strike Price $450.00	80	11,761,500	16,200
Coffee ‘C’ Future, Expires 11/12/2025 Strike Price $452.50	102	14,995,913	18,742
Coffee ‘C’ Future, Expires 11/12/2025 Strike Price $455.00	131	19,259,456	21,124
Coffee ‘C’ Future, Expires 11/12/2025 Strike Price $460.00	88	12,937,650	11,550
Coffee ‘C’ Future, Expires 11/12/2025 Strike Price $465.00	74	10,879,388	8,047
Coffee ‘C’ Future, Expires 11/12/2025 Strike Price $470.00	202	29,697,788	18,180
Coffee ‘C’ Future, Expires 11/12/2025 Strike Price $475.00	48	7,056,900	3,780
Coffee ‘C’ Future, Expires 11/12/2025 Strike Price $480.00	39	5,733,731	2,632
Coffee ‘C’ Future, Expires 11/12/2025 Strike Price $485.00	30	4,410,563	1,800
Coffee ‘C’ Future, Expires 11/12/2025 Strike Price $550.00	11	1,617,206	165
Corn Future, Expires 11/21/2025 Strike Price $425.00	555	11,974,125	260,156
Corn Future, Expires 11/21/2025 Strike Price $430.00	196	4,228,700	62,475
Corn Future, Expires 11/21/2025 Strike Price $435.00	195	4,207,125	39,000
Corn Future, Expires 11/21/2025 Strike Price $440.00	250	5,393,750	31,250
Corn Future, Expires 11/21/2025 Strike Price $445.00	100	2,157,500	7,500
Corn Future, Expires 11/21/2025 Strike Price $446.00	40	863,000	2,134
Corn Future, Expires 11/21/2025 Strike Price $447.00	185	3,991,375	9,868
Corn Future, Expires 11/21/2025 Strike Price $448.00	161	3,473,575	7,713
Corn Future, Expires 11/21/2025 Strike Price $449.00	334	7,206,050	16,700
Corn Future, Expires 11/21/2025 Strike Price $450.00	361	7,788,575	15,794
Corn Future, Expires 11/21/2025 Strike Price $451.00	598	12,901,850	26,162
Corn Future, Expires 11/21/2025 Strike Price $452.00	418	9,018,350	15,675
Corn Future, Expires 11/21/2025 Strike Price $453.00	253	5,458,475	9,487

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

206	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Corn Future, Expires 11/21/2025 Strike Price $454.00	50	$1,078,750	$1,729
Corn Future, Expires 11/21/2025 Strike Price $455.00	119	2,567,425	3,719
Cotton Future, Expires 11/07/2025 Strike Price $64.00	160	5,243,200	132,800
Cotton Future, Expires 11/07/2025 Strike Price $65.00	229	7,504,330	99,615
Cotton Future, Expires 11/07/2025 Strike Price $66.00	50	1,638,500	9,750
Cotton Future, Expires 11/07/2025 Strike Price $67.00	137	4,489,490	11,645
Cotton Future, Expires 11/07/2025 Strike Price $68.00	465	15,238,050	18,600
Cotton Future, Expires 11/07/2025 Strike Price $69.00	328	10,748,560	8,200
Cotton Future, Expires 11/07/2025 Strike Price $70.00	494	16,188,380	7,410
Cotton Future, Expires 11/07/2025 Strike Price $71.00	539	17,663,030	8,085
Cotton Future, Expires 11/07/2025 Strike Price $72.00	296	9,699,920	2,960
Cotton Future, Expires 11/07/2025 Strike Price $73.00	22	720,940	110
Cotton Future, Expires 12/19/2025 Strike Price $67.00	59	1,968,535	37,170
Cotton Future, Expires 12/19/2025 Strike Price $68.00	14	467,110	6,230
Cotton Future, Expires 12/19/2025 Strike Price $69.00	49	1,634,885	14,700
Crude Oil Future, Expires 11/17/2025 Strike Price $67.00	13	792,740	3,640
Crude Oil Future, Expires 11/17/2025 Strike Price $68.00	25	1,524,500	5,250
Crude Oil Future, Expires 11/25/2025 Strike Price $67.00	41	2,655,570	42,640
Crude Oil Future, Expires 11/25/2025 Strike Price $67.25	140	9,067,800	137,200
Crude Oil Future, Expires 11/25/2025 Strike Price $67.50	67	4,339,590	61,640
Crude Oil Future, Expires 11/25/2025 Strike Price $67.75	119	7,707,630	102,340
Crude Oil Future, Expires 11/25/2025 Strike Price $68.00	175	11,334,750	140,000
Crude Oil Future, Expires 11/25/2025 Strike Price $68.25	113	7,319,010	84,750
Crude Oil Future, Expires 11/25/2025 Strike Price $68.50	176	11,399,520	124,960
Crude Oil Future, Expires 11/25/2025 Strike Price $68.75	275	17,811,750	181,500
Crude Oil Future, Expires 11/25/2025 Strike Price $69.00	290	18,783,300	179,800
Crude Oil Future, Expires 11/25/2025 Strike Price $69.25	275	17,811,750	162,250
Crude Oil Future, Expires 11/25/2025 Strike Price $69.50	290	18,783,300	159,500
Crude Oil Future, Expires 11/25/2025 Strike Price $69.75	243	15,739,110	126,360
Crude Oil Future, Expires 11/25/2025 Strike Price $70.00	289	18,718,530	141,610
Crude Oil Future, Expires 11/25/2025 Strike Price $70.25	118	7,642,860	54,280
Crude Oil Future, Expires 11/25/2025 Strike Price $70.50	170	11,010,900	74,800
Crude Oil Future, Expires 11/25/2025 Strike Price $70.75	185	11,982,450	75,850
Crude Oil Future, Expires 11/25/2025 Strike Price $71.00	184	11,917,680	71,760
Crude Oil Future, Expires 11/25/2025 Strike Price $71.25	145	9,391,650	53,650
Crude Oil Future, Expires 11/25/2025 Strike Price $71.50	38	2,461,260	13,300
Crude Oil Future, Expires 11/25/2025 Strike Price $71.75	56	3,627,120	18,480
Crude Oil Future, Expires 11/25/2025 Strike Price $72.00	55	3,562,350	17,600
Crude Oil Future, Expires 11/25/2025 Strike Price $72.25	56	3,627,120	16,800
Crude Oil Future, Expires 11/25/2025 Strike Price $72.50	72	4,663,440	20,880
Crude Oil Future, Expires 11/25/2025 Strike Price $73.50	5	323,850	1,200
Crude Oil Future, Expires 11/25/2025 Strike Price $74.00	25	1,619,250	5,500
Crude Oil Future, Expires 11/25/2025 Strike Price $74.50	27	1,748,790	5,400
Euro FX Future, Expires 11/07/2025 Strike Price $1.1700	91	13,195,000	2,275
Euro FX Future, Expires 11/07/2025 Strike Price $1.1725	111	16,095,000	1,387
Euro FX Future, Expires 11/07/2025 Strike Price $1.1750	179	25,955,000	1,119
Euro FX Future, Expires 11/07/2025 Strike Price $1.1775	292	42,340,000	1,825
Euro FX Future, Expires 11/07/2025 Strike Price $1.1800	294	42,630,000	1,837
Euro FX Future, Expires 11/07/2025 Strike Price $1.1825	306	44,370,000	1,912
Euro FX Future, Expires 11/07/2025 Strike Price $1.1850	390	56,550,000	2,437
Euro FX Future, Expires 11/07/2025 Strike Price $1.1875	57	8,265,000	356
Euro FX Future, Expires 11/07/2025 Strike Price $1.1900	201	29,145,000	1,256
Euro FX Future, Expires 11/07/2025 Strike Price $1.1925	25	3,625,000	156
Euro FX Future, Expires 11/07/2025 Strike Price $1.1950	427	61,915,000	2,669
Euro FX Future, Expires 11/07/2025 Strike Price $1.2000	49	7,105,000	306
Euro FX Future, Expires 11/07/2025 Strike Price $1.2050	51	7,395,000	319
Euro FX Future, Expires 11/07/2025 Strike Price $1.2100	23	3,335,000	144
Euro FX Future, Expires 11/07/2025 Strike Price $1.2200	17	2,465,000	106

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	207

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Euro FX Future, Expires 12/05/2025 Strike Price $1.1950	12	$1,740,000	$600
Euro FX Future, Expires 12/05/2025 Strike Price $1.2000	61	8,845,000	2,287
Euro FX Future, Expires 12/05/2025 Strike Price $1.2050	28	4,060,000	875
Euro FX Future, Expires 12/05/2025 Strike Price $1.2100	56	8,120,000	1,400
Euro FX Future, Expires 12/05/2025 Strike Price $1.2150	25	3,625,000	469
Gold Future, Expires 11/24/2025 Strike Price $4,200.00	25	9,991,250	62,250
Gold Future, Expires 11/24/2025 Strike Price $4,210.00	25	9,991,250	58,250
Gold Future, Expires 11/24/2025 Strike Price $4,225.00	20	7,993,000	42,000
Gold Future, Expires 11/24/2025 Strike Price $4,230.00	20	7,993,000	40,600
Gold Future, Expires 11/24/2025 Strike Price $4,235.00	20	7,993,000	39,200
Gold Future, Expires 11/24/2025 Strike Price $4,240.00	20	7,993,000	38,000
Gold Future, Expires 11/24/2025 Strike Price $4,250.00	20	7,993,000	35,400
Gold Future, Expires 11/24/2025 Strike Price $4,255.00	20	7,993,000	34,200
Gold Future, Expires 11/24/2025 Strike Price $4,260.00	20	7,993,000	33,200
Gold Future, Expires 11/24/2025 Strike Price $4,265.00	20	7,993,000	32,000
Gold Future, Expires 11/24/2025 Strike Price $4,270.00	20	7,993,000	31,000
Gold Future, Expires 11/24/2025 Strike Price $4,275.00	10	3,996,500	14,900
Gold Future, Expires 11/24/2025 Strike Price $4,280.00	20	7,993,000	28,800
Gold Future, Expires 11/24/2025 Strike Price $4,285.00	24	9,591,600	33,360
Gold Future, Expires 11/24/2025 Strike Price $4,290.00	30	11,989,500	40,500
Gold Future, Expires 11/24/2025 Strike Price $4,295.00	14	5,595,100	18,200
Gold Future, Expires 11/24/2025 Strike Price $4,300.00	50	19,982,500	63,000
Gold Future, Expires 11/24/2025 Strike Price $4,305.00	34	13,588,100	41,480
Gold Future, Expires 11/24/2025 Strike Price $4,310.00	52	20,781,800	61,360
Gold Future, Expires 11/24/2025 Strike Price $4,315.00	74	29,574,100	84,360
Gold Future, Expires 11/24/2025 Strike Price $4,320.00	21	8,392,650	23,100
Gold Future, Expires 11/24/2025 Strike Price $4,325.00	55	21,980,750	58,300
Gold Future, Expires 11/24/2025 Strike Price $4,330.00	49	19,582,850	50,470
Gold Future, Expires 11/24/2025 Strike Price $4,335.00	105	41,963,250	105,000
Gold Future, Expires 11/24/2025 Strike Price $4,340.00	51	20,382,150	48,960
Gold Future, Expires 11/24/2025 Strike Price $4,345.00	75	29,973,750	69,750
Gold Future, Expires 11/24/2025 Strike Price $4,350.00	28	11,190,200	25,200
Gold Future, Expires 11/24/2025 Strike Price $4,355.00	13	5,195,450	11,310
Gold Future, Expires 11/24/2025 Strike Price $4,360.00	11	4,396,150	9,350
Gold Future, Expires 11/24/2025 Strike Price $4,365.00	34	13,588,100	27,880
Gold Future, Expires 11/24/2025 Strike Price $4,370.00	38	15,186,700	30,020
Gold Future, Expires 11/24/2025 Strike Price $4,375.00	33	13,188,450	25,410
Gold Future, Expires 11/24/2025 Strike Price $4,380.00	26	10,390,900	19,500
Gold Future, Expires 11/24/2025 Strike Price $4,385.00	38	15,186,700	27,360
Gold Future, Expires 11/24/2025 Strike Price $4,390.00	15	5,994,750	10,500
Gold Future, Expires 11/24/2025 Strike Price $4,395.00	31	12,389,150	21,080
Gold Future, Expires 11/24/2025 Strike Price $4,400.00	56	22,380,400	36,960
Gold Future, Expires 11/24/2025 Strike Price $4,405.00	102	40,764,300	65,280
Gold Future, Expires 11/24/2025 Strike Price $4,410.00	78	31,172,700	48,360
Gold Future, Expires 11/24/2025 Strike Price $4,415.00	39	15,586,350	23,790
Gold Future, Expires 11/24/2025 Strike Price $4,420.00	65	25,977,250	38,350
Gold Future, Expires 11/24/2025 Strike Price $4,425.00	70	27,975,500	39,900
Gold Future, Expires 11/24/2025 Strike Price $4,430.00	45	17,984,250	25,200
Gold Future, Expires 11/24/2025 Strike Price $4,435.00	19	7,593,350	10,260
Gold Future, Expires 11/24/2025 Strike Price $4,440.00	42	16,785,300	22,260
Gold Future, Expires 11/24/2025 Strike Price $4,445.00	45	17,984,250	22,950
Gold Future, Expires 11/24/2025 Strike Price $4,450.00	19	7,593,350	9,500
Gold Future, Expires 11/24/2025 Strike Price $4,455.00	15	5,994,750	7,350
Gold Future, Expires 11/24/2025 Strike Price $4,460.00	28	11,190,200	13,160
Gold Future, Expires 11/24/2025 Strike Price $4,475.00	15	5,994,750	6,600
HG Copper Future, Expires 11/24/2025 Strike Price $532.00	4	508,900	6,150
HG Copper Future, Expires 11/24/2025 Strike Price $533.00	38	4,834,550	56,525
HG Copper Future, Expires 11/24/2025 Strike Price $534.00	55	6,997,375	79,062

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

208	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
HG Copper Future, Expires 11/24/2025 Strike Price $535.00	57	$7,251,825	$78,375
HG Copper Future, Expires 11/24/2025 Strike Price $536.00	28	3,562,300	37,100
HG Copper Future, Expires 11/24/2025 Strike Price $537.00	29	3,689,525	36,975
HG Copper Future, Expires 11/24/2025 Strike Price $540.00	88	11,195,800	100,100
HG Copper Future, Expires 11/24/2025 Strike Price $541.00	78	9,923,550	85,800
HG Copper Future, Expires 11/24/2025 Strike Price $545.00	111	14,121,975	104,062
HG Copper Future, Expires 11/24/2025 Strike Price $546.00	83	10,559,675	74,700
HG Copper Future, Expires 11/24/2025 Strike Price $550.00	84	10,686,900	64,050
HG Copper Future, Expires 11/24/2025 Strike Price $555.00	94	11,959,150	59,925
HG Copper Future, Expires 11/24/2025 Strike Price $560.00	30	3,816,750	15,750
HG Copper Future, Expires 11/24/2025 Strike Price $565.00	28	3,562,300	12,250
HG Copper Future, Expires 11/24/2025 Strike Price $570.00	17	2,162,825	6,162
HG Copper Future, Expires 11/24/2025 Strike Price $575.00	35	4,452,875	10,937
HG Copper Future, Expires 11/24/2025 Strike Price $580.00	9	1,145,025	2,475
HG Copper Future, Expires 11/24/2025 Strike Price $585.00	28	3,562,300	6,650
HG Copper Future, Expires 11/24/2025 Strike Price $590.00	2	254,450	400
HG Copper Future, Expires 12/23/2025 Strike Price $530.00	150	19,338,750	575,625
HG Copper Future, Expires 12/23/2025 Strike Price $535.00	74	9,540,450	253,450
HG Copper Future, Expires 12/23/2025 Strike Price $615.00	1	128,925	487
Japanese Yen Future, Expires 11/07/2025 Strike Price $66.25	63	5,132,138	1,969
Japanese Yen Future, Expires 11/07/2025 Strike Price $66.50	168	13,685,700	3,150
Japanese Yen Future, Expires 11/07/2025 Strike Price $66.75	227	18,491,988	4,256
Japanese Yen Future, Expires 11/07/2025 Strike Price $67.00	99	8,064,788	1,237
Japanese Yen Future, Expires 11/07/2025 Strike Price $67.25	217	17,677,363	1,356
Japanese Yen Future, Expires 11/07/2025 Strike Price $67.50	163	13,278,388	1,019
Japanese Yen Future, Expires 11/07/2025 Strike Price $67.75	327	26,638,238	2,044
Japanese Yen Future, Expires 11/07/2025 Strike Price $68.00	255	20,772,938	1,594
Japanese Yen Future, Expires 11/07/2025 Strike Price $68.25	99	8,064,788	619
Japanese Yen Future, Expires 11/07/2025 Strike Price $68.50	60	4,887,750	375
Japanese Yen Future, Expires 11/07/2025 Strike Price $69.00	167	13,604,238	1,044
Japanese Yen Future, Expires 11/07/2025 Strike Price $69.50	174	14,174,475	1,087
Japanese Yen Future, Expires 11/07/2025 Strike Price $70.00	217	17,677,363	1,356
Japanese Yen Future, Expires 11/07/2025 Strike Price $70.50	102	8,309,175	637
Japanese Yen Future, Expires 11/07/2025 Strike Price $71.00	94	7,657,475	588
Japanese Yen Future, Expires 11/07/2025 Strike Price $71.50	18	1,466,325	113
Japanese Yen Future, Expires 11/07/2025 Strike Price $72.00	5	407,313	31
Japanese Yen Future, Expires 12/05/2025 Strike Price $66.50	25	2,036,563	7,188
Japanese Yen Future, Expires 12/05/2025 Strike Price $67.00	30	2,443,875	5,625
Japanese Yen Future, Expires 12/05/2025 Strike Price $67.50	66	5,376,525	8,250
Japanese Yen Future, Expires 12/05/2025 Strike Price $68.00	93	7,576,013	8,138
Japanese Yen Future, Expires 12/05/2025 Strike Price $69.00	37	3,014,113	1,619
Japanese Yen Future, Expires 12/05/2025 Strike Price $69.50	120	9,775,500	3,000
Japanese Yen Future, Expires 12/05/2025 Strike Price $70.00	58	4,724,825	1,088
Japanese Yen Future, Expires 12/05/2025 Strike Price $70.50	65	5,295,063	1,219
Japanese Yen Future, Expires 12/05/2025 Strike Price $71.00	45	3,665,813	563
Lean Hogs Future, Expires 11/14/2025 Strike Price $101.00	15	487,680	75
Lean Hogs Future, Expires 11/14/2025 Strike Price $85.00	100	3,251,200	6,000
Lean Hogs Future, Expires 11/14/2025 Strike Price $86.00	275	8,940,800	8,250
Lean Hogs Future, Expires 11/14/2025 Strike Price $87.00	236	7,672,832	4,720
Lean Hogs Future, Expires 11/14/2025 Strike Price $88.00	227	7,380,224	2,270
Lean Hogs Future, Expires 11/14/2025 Strike Price $89.00	192	6,242,304	1,920
Lean Hogs Future, Expires 11/14/2025 Strike Price $90.00	52	1,690,624	520
Lean Hogs Future, Expires 11/14/2025 Strike Price $92.00	22	715,264	110
Lean Hogs Future, Expires 11/14/2025 Strike Price $94.00	25	812,800	125
Lean Hogs Future, Expires 11/14/2025 Strike Price $95.00	74	2,405,888	370
Lean Hogs Future, Expires 11/14/2025 Strike Price $96.00	26	845,312	130
Lean Hogs Future, Expires 11/14/2025 Strike Price $97.00	94	3,056,128	470
Lean Hogs Future, Expires 11/14/2025 Strike Price $98.00	100	3,251,200	500

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	209

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Lean Hogs Future, Expires 12/16/2025 Strike Price $89.00	25	$812,800	$1,250
Lean Hogs Future, Expires 12/16/2025 Strike Price $90.00	3	97,536	120
Lean Hogs Future, Expires 12/16/2025 Strike Price $92.00	25	812,800	500
Live Cattle Future, Expires 11/07/2025 Strike Price $240.00	100	9,187,200	2,000
Live Cattle Future, Expires 11/07/2025 Strike Price $241.00	100	9,187,200	1,000
Live Cattle Future, Expires 11/07/2025 Strike Price $242.00	150	13,780,800	1,500
Live Cattle Future, Expires 11/07/2025 Strike Price $243.00	150	13,780,800	1,500
Live Cattle Future, Expires 11/07/2025 Strike Price $244.00	200	18,374,400	1,000
Live Cattle Future, Expires 11/07/2025 Strike Price $245.00	100	9,187,200	500
Live Cattle Future, Expires 11/07/2025 Strike Price $246.00	50	4,593,600	250
Live Cattle Future, Expires 11/07/2025 Strike Price $247.00	50	4,593,600	250
Live Cattle Future, Expires 11/07/2025 Strike Price $248.00	75	6,890,400	375
Live Cattle Future, Expires 11/07/2025 Strike Price $249.00	25	2,296,800	125
Live Cattle Future, Expires 11/07/2025 Strike Price $250.00	25	2,296,800	125
Live Cattle Future, Expires 11/07/2025 Strike Price $252.00	25	2,296,800	125
Natural Gas Future, Expires 11/24/2025 Strike Price $3.80	75	3,090,000	330,150
Natural Gas Future, Expires 11/24/2025 Strike Price $3.85	344	14,172,800	1,404,208
Natural Gas Future, Expires 11/24/2025 Strike Price $3.90	691	28,469,200	2,610,598
Natural Gas Future, Expires 11/24/2025 Strike Price $3.95	845	34,814,000	2,950,740
Natural Gas Future, Expires 11/24/2025 Strike Price $4.00	796	32,795,200	2,565,508
Natural Gas Future, Expires 11/24/2025 Strike Price $4.05	628	25,873,600	1,865,160
Natural Gas Future, Expires 11/24/2025 Strike Price $4.10	534	22,000,800	1,459,422
Natural Gas Future, Expires 11/24/2025 Strike Price $4.15	224	9,228,800	562,688
Natural Gas Future, Expires 11/24/2025 Strike Price $4.20	203	8,363,600	467,915
Natural Gas Future, Expires 11/24/2025 Strike Price $4.25	181	7,457,200	382,453
Natural Gas Future, Expires 11/24/2025 Strike Price $4.30	100	4,120,000	193,400
Natural Gas Future, Expires 12/26/2025 Strike Price $4.50	12	524,400	45,420
Natural Gas Future, Expires 12/26/2025 Strike Price $4.55	12	524,400	43,404
Natural Gas Future, Expires 12/26/2025 Strike Price $4.60	74	3,233,800	255,744
Natural Gas Future, Expires 12/26/2025 Strike Price $4.75	10	437,000	30,200
Natural Gas Future, Expires 12/26/2025 Strike Price $4.80	20	874,000	57,760
Platinum Future, Expires 11/19/2025 Strike Price $1,710.00	12	945,240	10,080
Platinum Future, Expires 11/19/2025 Strike Price $1,725.00	20	1,575,400	14,700
Platinum Future, Expires 11/19/2025 Strike Price $1,735.00	14	1,102,780	9,380
Platinum Future, Expires 11/19/2025 Strike Price $1,750.00	20	1,575,400	11,700
Platinum Future, Expires 11/19/2025 Strike Price $1,760.00	17	1,339,090	9,095
Platinum Future, Expires 11/19/2025 Strike Price $1,770.00	12	945,240	5,820
Platinum Future, Expires 11/19/2025 Strike Price $1,780.00	22	1,732,940	9,680
Platinum Future, Expires 11/19/2025 Strike Price $1,785.00	20	1,575,400	8,400
Platinum Future, Expires 11/19/2025 Strike Price $1,790.00	20	1,575,400	8,000
Platinum Future, Expires 11/19/2025 Strike Price $1,795.00	3	236,310	1,155
Platinum Future, Expires 11/19/2025 Strike Price $1,800.00	16	1,260,320	5,840
Platinum Future, Expires 11/19/2025 Strike Price $1,805.00	10	787,700	3,500
Platinum Future, Expires 11/19/2025 Strike Price $1,810.00	19	1,496,630	6,365
Platinum Future, Expires 11/19/2025 Strike Price $1,815.00	17	1,339,090	5,440
Platinum Future, Expires 11/19/2025 Strike Price $1,820.00	18	1,417,860	5,490
Platinum Future, Expires 11/19/2025 Strike Price $1,825.00	51	4,017,270	14,790
Platinum Future, Expires 11/19/2025 Strike Price $1,830.00	12	945,240	3,300
Platinum Future, Expires 11/19/2025 Strike Price $1,835.00	14	1,102,780	3,710
Platinum Future, Expires 11/19/2025 Strike Price $1,840.00	52	4,096,040	13,260
Platinum Future, Expires 11/19/2025 Strike Price $1,845.00	10	787,700	2,400
Platinum Future, Expires 11/19/2025 Strike Price $1,850.00	58	4,568,660	13,340
Platinum Future, Expires 11/19/2025 Strike Price $1,860.00	20	1,575,400	4,200
Platinum Future, Expires 11/19/2025 Strike Price $1,865.00	5	393,850	1,025
Platinum Future, Expires 11/19/2025 Strike Price $1,875.00	42	3,308,340	7,980
Platinum Future, Expires 11/19/2025 Strike Price $1,890.00	4	315,080	680
Platinum Future, Expires 11/19/2025 Strike Price $1,895.00	4	315,080	660
Platinum Future, Expires 11/19/2025 Strike Price $1,900.00	75	5,907,750	12,000

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

210	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Platinum Future, Expires 11/19/2025 Strike Price $1,925.00	73	$5,750,210	$9,855
Platinum Future, Expires 11/19/2025 Strike Price $1,950.00	50	3,938,500	5,750
Platinum Future, Expires 11/19/2025 Strike Price $1,975.00	4	315,080	400
Platinum Future, Expires 11/19/2025 Strike Price $2,000.00	1	78,770	85
Silver Future, Expires 11/24/2025 Strike Price $52.50	1	240,800	2,015
Silver Future, Expires 11/24/2025 Strike Price $53.25	2	481,600	3,260
Silver Future, Expires 11/24/2025 Strike Price $53.30	6	1,444,800	9,630
Silver Future, Expires 11/24/2025 Strike Price $53.35	14	3,371,200	22,190
Silver Future, Expires 11/24/2025 Strike Price $53.40	15	3,612,000	23,400
Silver Future, Expires 11/24/2025 Strike Price $53.50	30	7,224,000	45,600
Silver Future, Expires 11/24/2025 Strike Price $53.75	20	4,816,000	28,400
Silver Future, Expires 11/24/2025 Strike Price $54.00	30	7,224,000	39,900
Silver Future, Expires 11/24/2025 Strike Price $54.25	23	5,538,400	28,635
Silver Future, Expires 11/24/2025 Strike Price $54.50	39	9,391,200	45,630
Silver Future, Expires 11/24/2025 Strike Price $54.75	28	6,742,400	30,800
Silver Future, Expires 11/24/2025 Strike Price $55.00	47	11,317,600	48,645
Silver Future, Expires 11/24/2025 Strike Price $55.25	22	5,297,600	21,450
Silver Future, Expires 11/24/2025 Strike Price $55.50	47	11,317,600	43,240
Silver Future, Expires 11/24/2025 Strike Price $55.75	11	2,648,800	9,570
Silver Future, Expires 11/24/2025 Strike Price $56.00	40	9,632,000	33,000
Silver Future, Expires 11/24/2025 Strike Price $56.25	11	2,648,800	8,580
Silver Future, Expires 11/24/2025 Strike Price $56.50	32	7,705,600	23,680
Silver Future, Expires 11/24/2025 Strike Price $56.75	7	1,685,600	4,935
Silver Future, Expires 11/24/2025 Strike Price $57.00	23	5,538,400	15,410
Silver Future, Expires 11/24/2025 Strike Price $57.50	11	2,648,800	6,710
Silver Future, Expires 11/24/2025 Strike Price $58.00	15	3,612,000	8,325
Silver Future, Expires 11/24/2025 Strike Price $58.50	10	2,408,000	5,100
Silver Future, Expires 11/24/2025 Strike Price $59.00	15	3,612,000	7,050
Silver Future, Expires 11/24/2025 Strike Price $59.50	10	2,408,000	4,300
Silver Future, Expires 11/24/2025 Strike Price $60.00	15	3,612,000	6,000
Silver Future, Expires 11/24/2025 Strike Price $60.50	10	2,408,000	3,700
Silver Future, Expires 11/24/2025 Strike Price $62.00	14	3,371,200	4,200
Silver Future, Expires 11/24/2025 Strike Price $63.00	15	3,612,000	3,900
Silver Future, Expires 11/24/2025 Strike Price $65.00	10	2,408,000	2,050
Soybean Future, Expires 11/21/2025 Strike Price $1,070.00	184	10,260,300	441,600
Soybean Future, Expires 11/21/2025 Strike Price $1,080.00	167	9,312,338	329,825
Soybean Future, Expires 11/21/2025 Strike Price $1,090.00	290	16,171,125	458,563
Soybean Future, Expires 11/21/2025 Strike Price $1,100.00	274	15,278,925	337,363
Soybean Future, Expires 11/21/2025 Strike Price $1,110.00	87	4,851,338	81,563
Soybean Future, Expires 11/21/2025 Strike Price $1,120.00	24	1,338,300	16,650
Soybean Future, Expires 11/21/2025 Strike Price $1,130.00	3	167,288	1,519
Soybean Future, Expires 11/21/2025 Strike Price $1,140.00	5	278,813	1,813
Soybean Future, Expires 11/21/2025 Strike Price $1,144.00	94	5,241,675	29,963
Soybean Future, Expires 11/21/2025 Strike Price $1,146.00	242	13,494,525	71,088
Soybean Future, Expires 11/21/2025 Strike Price $1,148.00	156	8,698,950	42,900
Soybean Future, Expires 11/21/2025 Strike Price $1,150.00	147	8,197,088	37,669
Soybean Future, Expires 11/21/2025 Strike Price $1,152.00	32	1,784,400	6,307
Soybean Future, Expires 11/21/2025 Strike Price $1,154.00	161	8,977,763	26,331
Soybean Future, Expires 11/21/2025 Strike Price $1,156.00	193	10,762,163	29,438
Soybean Future, Expires 11/21/2025 Strike Price $1,158.00	211	11,765,888	30,461
Soybean Future, Expires 11/21/2025 Strike Price $1,160.00	286	15,948,075	51,838
Soybean Future, Expires 11/21/2025 Strike Price $1,162.00	144	8,029,800	17,800
Soybean Future, Expires 11/21/2025 Strike Price $1,170.00	363	20,241,788	47,644
Soybean Oil Future, Expires 11/21/2025 Strike Price $51.50	24	700,992	3,359
Soybean Oil Future, Expires 11/21/2025 Strike Price $51.75	31	905,448	4,092
Soybean Oil Future, Expires 11/21/2025 Strike Price $52.00	116	3,388,128	13,920
Soybean Oil Future, Expires 11/21/2025 Strike Price $52.25	175	5,111,400	18,900
Soybean Oil Future, Expires 11/21/2025 Strike Price $52.50	212	6,192,096	20,988

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	211

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Soybean Oil Future, Expires 11/21/2025 Strike Price $52.75	172	$5,023,776	$15,480
Soybean Oil Future, Expires 11/21/2025 Strike Price $53.00	272	7,944,576	22,848
Soybean Oil Future, Expires 11/21/2025 Strike Price $53.25	104	3,037,632	8,112
Soybean Oil Future, Expires 11/21/2025 Strike Price $53.50	260	7,594,080	18,720
Soybean Oil Future, Expires 11/21/2025 Strike Price $54.00	269	7,856,952	16,947
Soybean Oil Future, Expires 11/21/2025 Strike Price $54.50	295	8,616,360	15,930
Soybean Oil Future, Expires 11/21/2025 Strike Price $55.00	300	8,762,400	14,400
Soybean Oil Future, Expires 11/21/2025 Strike Price $55.50	294	8,587,152	13,230
Soybean Oil Future, Expires 11/21/2025 Strike Price $56.00	138	4,030,704	5,382
Soybean Oil Future, Expires 11/21/2025 Strike Price $56.50	102	2,979,216	3,672
Soybean Oil Future, Expires 11/21/2025 Strike Price $57.00	73	2,132,184	2,190
Soybean Oil Future, Expires 11/21/2025 Strike Price $57.50	70	2,044,560	1,890
Soybean Oil Future, Expires 11/21/2025 Strike Price $58.00	64	1,869,312	1,536
Soybean Oil Future, Expires 11/21/2025 Strike Price $58.50	50	1,460,400	1,200
Soybean Oil Future, Expires 11/21/2025 Strike Price $59.00	50	1,460,400	1,050
Sugar Future, Expires 11/17/2025 Strike Price $14.25	50	808,080	24,080
Sugar Future, Expires 11/17/2025 Strike Price $14.50	163	2,634,341	52,942
Sugar Future, Expires 11/17/2025 Strike Price $14.75	25	404,040	5,600
Sugar Future, Expires 11/17/2025 Strike Price $15.00	25	404,040	3,640
Sugar Future, Expires 11/17/2025 Strike Price $15.75	206	3,329,290	6,922
Sugar Future, Expires 11/17/2025 Strike Price $16.00	160	2,585,856	3,584
Sugar Future, Expires 11/17/2025 Strike Price $16.25	135	2,181,816	1,512
Sugar Future, Expires 11/17/2025 Strike Price $16.50	425	6,868,680	4,760
Sugar Future, Expires 11/17/2025 Strike Price $16.75	500	8,080,800	5,600
Sugar Future, Expires 11/17/2025 Strike Price $17.00	485	7,838,376	5,432
Sugar Future, Expires 11/17/2025 Strike Price $17.25	335	5,414,136	3,752
Sugar Future, Expires 11/17/2025 Strike Price $17.50	125	2,020,200	1,400
Sugar Future, Expires 11/17/2025 Strike Price $17.75	75	1,212,120	840
Sugar Future, Expires 11/17/2025 Strike Price $18.00	25	404,040	280
Sugar Future, Expires 11/17/2025 Strike Price $18.75	25	404,040	280
Sugar Future, Expires 12/15/2025 Strike Price $15.00	100	1,616,160	33,600
Sugar Future, Expires 12/15/2025 Strike Price $15.25	400	6,464,640	103,040
Sugar Future, Expires 12/15/2025 Strike Price $15.50	640	10,343,424	129,024
Sugar Future, Expires 12/15/2025 Strike Price $15.75	315	5,090,904	45,864
Sugar Future, Expires 12/15/2025 Strike Price $16.00	350	5,656,560	39,200
Sugar Future, Expires 12/15/2025 Strike Price $16.25	250	4,040,400	22,400
Sugar Future, Expires 12/15/2025 Strike Price $16.50	425	6,868,680	28,560
Sugar Future, Expires 12/15/2025 Strike Price $16.75	275	4,444,440	15,400
Sugar Future, Expires 12/15/2025 Strike Price $17.00	126	2,036,362	4,234
Sugar Future, Expires 12/15/2025 Strike Price $17.25	75	1,212,120	2,520
Sugar Future, Expires 12/15/2025 Strike Price $17.50	50	808,080	1,120
Sugar Future, Expires 12/15/2025 Strike Price $17.75	53	856,565	1,187
Sugar Future, Expires 12/15/2025 Strike Price $18.00	100	1,616,160	1,120
Sugar Future, Expires 12/15/2025 Strike Price $18.25	50	808,080	560
Sugar Future, Expires 12/15/2025 Strike Price $18.50	25	404,040	280
Wheat Future, Expires 11/21/2025 Strike Price $525.00	11	293,700	8,181
Wheat Future, Expires 11/21/2025 Strike Price $530.00	34	907,800	20,400
Wheat Future, Expires 11/21/2025 Strike Price $535.00	23	614,100	10,925
Wheat Future, Expires 11/21/2025 Strike Price $540.00	123	3,284,100	46,125
Wheat Future, Expires 11/21/2025 Strike Price $545.00	113	3,017,100	33,194
Wheat Future, Expires 11/21/2025 Strike Price $550.00	107	2,856,900	24,744
Wheat Future, Expires 11/21/2025 Strike Price $552.00	35	959,875	3,548
Wheat Future, Expires 11/21/2025 Strike Price $554.00	81	2,162,700	15,694
Wheat Future, Expires 11/21/2025 Strike Price $555.00	231	6,167,700	41,869
Wheat Future, Expires 11/21/2025 Strike Price $556.00	130	3,471,000	21,938
Wheat Future, Expires 11/21/2025 Strike Price $558.00	138	3,684,600	20,700
Wheat Future, Expires 11/21/2025 Strike Price $560.00	272	7,262,400	37,400
Wheat Future, Expires 11/21/2025 Strike Price $565.00	122	3,257,400	12,963

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

212	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Wheat Future, Expires 11/21/2025 Strike Price $570.00	86	$2,296,200	$6,988
Wheat Future, Expires 11/21/2025 Strike Price $575.00	35	934,500	2,188
Wheat Future, Expires 11/21/2025 Strike Price $580.00	10	267,000	500
TOTAL CALL OPTIONS (Premiums Received $33,814,402)			27,601,869
PUT OPTIONS
Australian Dollar Future, Expires 11/07/2025 Strike Price $62.50	25	1,636,500	125
Australian Dollar Future, Expires 11/07/2025 Strike Price $63.00	25	1,636,500	125
Australian Dollar Future, Expires 11/07/2025 Strike Price $63.50	131	8,575,260	655
Australian Dollar Future, Expires 11/07/2025 Strike Price $63.75	28	1,832,880	280
Australian Dollar Future, Expires 11/07/2025 Strike Price $64.00	219	14,335,740	3,285
Australian Dollar Future, Expires 11/07/2025 Strike Price $64.25	116	7,593,360	2,320
Australian Dollar Future, Expires 11/07/2025 Strike Price $64.50	408	26,707,680	14,280
Australian Dollar Future, Expires 11/07/2025 Strike Price $64.75	211	13,812,060	12,660
Australian Dollar Future, Expires 11/07/2025 Strike Price $65.00	506	33,122,760	50,600
Australian Dollar Future, Expires 11/07/2025 Strike Price $65.25	307	20,096,220	52,190
Australian Dollar Future, Expires 11/07/2025 Strike Price $65.50	518	33,908,280	139,860
Australian Dollar Future, Expires 12/05/2025 Strike Price $62.00	22	1,440,120	880
Australian Dollar Future, Expires 12/05/2025 Strike Price $62.50	34	2,225,640	2,040
Australian Dollar Future, Expires 12/05/2025 Strike Price $63.00	34	2,225,640	2,720
Australian Dollar Future, Expires 12/05/2025 Strike Price $63.50	50	3,273,000	6,000
Australian Dollar Future, Expires 12/05/2025 Strike Price $64.00	75	4,909,500	14,250
Australian Dollar Future, Expires 12/05/2025 Strike Price $64.50	43	2,814,780	12,470
Australian Dollar Future, Expires 12/05/2025 Strike Price $65.00	13	850,980	5,590
British Pound Future, Expires 11/07/2025 Strike Price $129.50	7	574,875	262
British Pound Future, Expires 11/07/2025 Strike Price $130.00	35	2,874,375	2,406
British Pound Future, Expires 11/07/2025 Strike Price $130.50	56	4,599,000	6,650
British Pound Future, Expires 11/07/2025 Strike Price $130.75	25	2,053,125	4,062
British Pound Future, Expires 11/07/2025 Strike Price $131.00	112	9,198,000	23,100
British Pound Future, Expires 11/07/2025 Strike Price $131.50	76	6,241,500	25,650
British Pound Future, Expires 11/07/2025 Strike Price $132.00	221	18,149,625	116,025
British Pound Future, Expires 11/07/2025 Strike Price $132.25	102	8,376,750	65,025
British Pound Future, Expires 11/07/2025 Strike Price $132.50	423	34,738,875	322,537
British Pound Future, Expires 11/07/2025 Strike Price $132.75	354	29,072,250	316,387
British Pound Future, Expires 11/07/2025 Strike Price $133.00	471	38,680,875	485,719
British Pound Future, Expires 11/07/2025 Strike Price $133.25	283	23,241,375	332,525
British Pound Future, Expires 11/07/2025 Strike Price $133.50	489	40,159,125	647,925
British Pound Future, Expires 11/07/2025 Strike Price $133.75	157	12,893,625	231,575
British Pound Future, Expires 11/07/2025 Strike Price $134.00	256	21,024,000	417,600
British Pound Future, Expires 11/07/2025 Strike Price $134.25	25	2,053,125	44,687
Canadian Dollar Future, Expires 11/07/2025 Strike Price $71.00	85	6,079,200	1,700
Canadian Dollar Future, Expires 11/07/2025 Strike Price $71.50	513	36,689,760	71,820
Canadian Dollar Future, Expires 11/07/2025 Strike Price $72.00	650	46,488,000	325,000
Canadian Dollar Future, Expires 11/07/2025 Strike Price $72.50	385	27,535,200	381,150
CBOE S&P 500 Index, Expires 11/03/2025 Strike Price $6,675.00	56	38,305,120	4,200
CBOE S&P 500 Index, Expires 11/03/2025 Strike Price $6,680.00	35	23,940,700	2,887
CBOE S&P 500 Index, Expires 11/03/2025 Strike Price $6,685.00	47	32,148,940	4,112
CBOE S&P 500 Index, Expires 11/03/2025 Strike Price $6,690.00	30	20,520,600	2,850
CBOE S&P 500 Index, Expires 11/03/2025 Strike Price $6,695.00	75	51,301,500	7,687
CBOE S&P 500 Index, Expires 11/03/2025 Strike Price $6,700.00	43	29,412,860	4,730
CBOE S&P 500 Index, Expires 11/03/2025 Strike Price $6,705.00	51	34,885,020	6,120
CBOE S&P 500 Index, Expires 11/03/2025 Strike Price $6,710.00	36	24,624,720	4,680
CBOE S&P 500 Index, Expires 11/03/2025 Strike Price $6,715.00	49	33,516,980	6,982
CBOE S&P 500 Index, Expires 11/03/2025 Strike Price $6,720.00	45	30,780,900	6,975
CBOE S&P 500 Index, Expires 11/03/2025 Strike Price $6,725.00	18	12,312,360	3,060
CBOE S&P 500 Index, Expires 11/03/2025 Strike Price $6,730.00	25	17,100,500	4,687
CBOE S&P 500 Index, Expires 11/05/2025 Strike Price $6,620.00	25	17,100,500	6,437
CBOE S&P 500 Index, Expires 11/05/2025 Strike Price $6,635.00	24	16,416,480	7,200

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	213

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
CBOE S&P 500 Index, Expires 11/05/2025 Strike Price $6,640.00	18	$12,312,360	$5,760
CBOE S&P 500 Index, Expires 11/05/2025 Strike Price $6,645.00	36	24,624,720	12,060
CBOE S&P 500 Index, Expires 11/05/2025 Strike Price $6,650.00	17	11,628,340	5,950
CBOE S&P 500 Index, Expires 11/05/2025 Strike Price $6,655.00	34	23,256,680	12,580
CBOE S&P 500 Index, Expires 11/05/2025 Strike Price $6,660.00	63	43,093,260	24,570
CBOE S&P 500 Index, Expires 11/05/2025 Strike Price $6,665.00	36	24,624,720	14,940
CBOE S&P 500 Index, Expires 11/07/2025 Strike Price $6,575.00	18	12,312,360	7,596
CBOE S&P 500 Index, Expires 11/07/2025 Strike Price $6,580.00	18	12,312,360	8,136
CBOE S&P 500 Index, Expires 11/07/2025 Strike Price $6,585.00	44	30,096,880	19,360
CBOE S&P 500 Index, Expires 11/07/2025 Strike Price $6,590.00	37	25,308,740	17,390
CBOE S&P 500 Index, Expires 11/07/2025 Strike Price $6,595.00	38	25,992,760	18,696
CBOE S&P 500 Index, Expires 11/07/2025 Strike Price $6,600.00	21	14,364,420	10,920
CBOE S&P 500 Index, Expires 11/07/2025 Strike Price $6,605.00	69	47,197,380	37,605
CBOE S&P 500 Index, Expires 11/07/2025 Strike Price $6,610.00	81	55,405,620	45,927
CBOE S&P 500 Index, Expires 11/07/2025 Strike Price $6,615.00	64	43,777,280	37,184
CBOE S&P 500 Index, Expires 11/07/2025 Strike Price $6,620.00	70	47,881,400	42,000
CBOE S&P 500 Index, Expires 11/07/2025 Strike Price $6,625.00	69	47,197,380	45,195
CBOE S&P 500 Index, Expires 11/07/2025 Strike Price $6,630.00	25	17,100,500	16,625
CBOE S&P 500 Index, Expires 11/07/2025 Strike Price $6,635.00	43	29,412,860	30,186
CBOE S&P 500 Index, Expires 11/07/2025 Strike Price $6,640.00	23	15,732,460	16,790
Coffee ‘C’ Future, Expires 11/12/2025 Strike Price $332.50	37	5,439,694	6,937
Coffee ‘C’ Future, Expires 11/12/2025 Strike Price $335.00	45	6,615,844	8,944
Coffee ‘C’ Future, Expires 11/12/2025 Strike Price $337.50	45	6,615,844	9,450
Coffee ‘C’ Future, Expires 11/12/2025 Strike Price $340.00	73	10,732,369	16,425
Coffee ‘C’ Future, Expires 11/12/2025 Strike Price $342.50	88	12,937,650	21,450
Coffee ‘C’ Future, Expires 11/12/2025 Strike Price $345.00	44	6,468,825	11,880
Coffee ‘C’ Future, Expires 11/12/2025 Strike Price $347.50	32	4,704,600	9,600
Coffee ‘C’ Future, Expires 11/12/2025 Strike Price $350.00	68	9,997,275	22,695
Coffee ‘C’ Future, Expires 11/12/2025 Strike Price $352.50	74	10,879,388	28,027
Coffee ‘C’ Future, Expires 11/12/2025 Strike Price $355.00	42	6,174,788	18,112
Coffee ‘C’ Future, Expires 11/12/2025 Strike Price $357.50	14	2,058,263	6,930
Coffee ‘C’ Future, Expires 11/12/2025 Strike Price $360.00	14	2,058,263	7,980
Coffee ‘C’ Future, Expires 11/12/2025 Strike Price $362.50	13	1,911,244	8,629
Corn Future, Expires 11/21/2025 Strike Price $410.00	251	5,415,325	9,412
Corn Future, Expires 11/21/2025 Strike Price $415.00	610	13,160,750	34,312
Corn Future, Expires 11/21/2025 Strike Price $419.00	50	1,078,750	3,750
Corn Future, Expires 11/21/2025 Strike Price $420.00	828	17,864,100	67,275
Corn Future, Expires 11/21/2025 Strike Price $421.00	53	1,143,475	4,969
Corn Future, Expires 11/21/2025 Strike Price $422.00	222	4,789,650	23,587
Corn Future, Expires 11/21/2025 Strike Price $423.00	265	5,717,375	31,469
Corn Future, Expires 11/21/2025 Strike Price $424.00	543	11,715,225	71,269
Corn Future, Expires 11/21/2025 Strike Price $425.00	745	16,073,375	107,094
Corn Future, Expires 11/21/2025 Strike Price $426.00	274	5,911,550	44,525
Corn Future, Expires 11/21/2025 Strike Price $427.00	357	7,702,275	64,706
Corn Future, Expires 11/21/2025 Strike Price $428.00	221	4,768,075	44,200
Corn Future, Expires 11/21/2025 Strike Price $429.00	129	2,783,175	28,219
Corn Future, Expires 11/21/2025 Strike Price $430.00	121	2,610,575	29,494
Corn Future, Expires 12/26/2025 Strike Price $425.00	57	1,265,400	7,481
Corn Future, Expires 12/26/2025 Strike Price $430.00	280	6,216,000	50,750
Corn Future, Expires 12/26/2025 Strike Price $435.00	218	4,839,600	55,862
Corn Future, Expires 12/26/2025 Strike Price $440.00	88	1,953,600	30,800
Cotton Future, Expires 11/07/2025 Strike Price $62.00	48	1,572,960	960
Cotton Future, Expires 11/07/2025 Strike Price $63.00	718	23,528,860	21,540
Cotton Future, Expires 11/07/2025 Strike Price $64.00	590	19,334,300	35,400
Cotton Future, Expires 11/07/2025 Strike Price $65.00	521	17,073,170	85,965
Cotton Future, Expires 11/07/2025 Strike Price $66.00	700	22,939,000	297,500
Cotton Future, Expires 11/07/2025 Strike Price $67.00	613	20,088,010	499,595
Cotton Future, Expires 11/07/2025 Strike Price $68.00	134	4,391,180	170,180

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

214	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Cotton Future, Expires 12/19/2025 Strike Price $65.00	72	$2,402,280	$24,480
Cotton Future, Expires 12/19/2025 Strike Price $66.00	61	2,035,265	31,720
Crude Oil Future, Expires 11/17/2025 Strike Price $45.00	50	3,049,000	500
Crude Oil Future, Expires 11/25/2025 Strike Price $57.25	21	1,360,170	3,780
Crude Oil Future, Expires 11/25/2025 Strike Price $57.50	50	3,238,500	9,500
Crude Oil Future, Expires 11/25/2025 Strike Price $58.00	24	1,554,480	5,280
Crude Oil Future, Expires 11/25/2025 Strike Price $58.25	43	2,785,110	10,320
Crude Oil Future, Expires 11/25/2025 Strike Price $58.50	60	3,886,200	15,600
Crude Oil Future, Expires 11/25/2025 Strike Price $58.75	110	7,124,700	30,800
Crude Oil Future, Expires 11/25/2025 Strike Price $59.00	175	11,334,750	52,500
Crude Oil Future, Expires 11/25/2025 Strike Price $59.25	220	14,249,400	72,600
Crude Oil Future, Expires 11/25/2025 Strike Price $59.50	237	15,350,490	82,950
Crude Oil Future, Expires 11/25/2025 Strike Price $59.75	265	17,164,050	100,700
Crude Oil Future, Expires 11/25/2025 Strike Price $60.00	290	18,783,300	121,800
Crude Oil Future, Expires 11/25/2025 Strike Price $60.25	275	17,811,750	123,750
Crude Oil Future, Expires 11/25/2025 Strike Price $60.50	300	19,431,000	147,000
Crude Oil Future, Expires 11/25/2025 Strike Price $60.75	267	17,293,590	141,510
Crude Oil Future, Expires 11/25/2025 Strike Price $61.00	297	19,236,690	172,260
Crude Oil Future, Expires 11/25/2025 Strike Price $61.25	220	14,249,400	138,600
Crude Oil Future, Expires 11/25/2025 Strike Price $61.50	261	16,904,970	177,480
Crude Oil Future, Expires 11/25/2025 Strike Price $61.75	232	15,026,640	171,680
Crude Oil Future, Expires 11/25/2025 Strike Price $62.00	164	10,622,280	131,200
Crude Oil Future, Expires 11/25/2025 Strike Price $62.25	80	5,181,600	72,274
Crude Oil Future, Expires 11/25/2025 Strike Price $62.50	22	1,424,940	20,685
Crude Oil Future, Expires 12/23/2025 Strike Price $55.50	50	3,210,000	22,000
Crude Oil Future, Expires 12/23/2025 Strike Price $55.75	25	1,605,000	11,750
Crude Oil Future, Expires 12/23/2025 Strike Price $56.00	1	64,200	490
Euro FX Future, Expires 11/07/2025 Strike Price $1.1350	16	2,320,000	300
Euro FX Future, Expires 11/07/2025 Strike Price $1.1400	14	2,030,000	525
Euro FX Future, Expires 11/07/2025 Strike Price $1.1450	20	2,900,000	1,750
Euro FX Future, Expires 11/07/2025 Strike Price $1.1500	203	29,435,000	38,062
Euro FX Future, Expires 11/07/2025 Strike Price $1.1525	62	8,990,000	17,825
Euro FX Future, Expires 11/07/2025 Strike Price $1.1550	332	48,140,000	136,950
Euro FX Future, Expires 11/07/2025 Strike Price $1.1575	304	44,080,000	174,800
Euro FX Future, Expires 11/07/2025 Strike Price $1.1600	306	44,370,000	240,975
Euro FX Future, Expires 11/07/2025 Strike Price $1.1625	116	16,820,000	118,900
Euro FX Future, Expires 11/07/2025 Strike Price $1.1650	451	65,395,000	580,662
Euro FX Future, Expires 11/07/2025 Strike Price $1.1675	25	3,625,000	39,375
Euro FX Future, Expires 11/07/2025 Strike Price $1.1700	206	29,870,000	386,250
Euro FX Future, Expires 12/05/2025 Strike Price $1.1300	15	2,175,000	2,437
Euro FX Future, Expires 12/05/2025 Strike Price $1.1350	27	3,915,000	6,412
Euro FX Future, Expires 12/05/2025 Strike Price $1.1450	93	13,485,000	46,500
Euro FX Future, Expires 12/05/2025 Strike Price $1.1500	77	11,165,000	53,900
Euro FX Future, Expires 12/05/2025 Strike Price $1.1550	14	2,030,000	13,475
Euro FX Future, Expires 12/05/2025 Strike Price $1.1600	40	5,800,000	52,000
Euro FX Future, Expires 12/05/2025 Strike Price $1.1650	161	23,345,000	275,713
Euro FX Future, Expires 12/05/2025 Strike Price $1.1700	118	17,110,000	258,125
HG Copper Future, Expires 11/24/2025 Strike Price $464.00	23	2,926,175	9,200
HG Copper Future, Expires 11/24/2025 Strike Price $465.00	2	254,450	850
HG Copper Future, Expires 11/24/2025 Strike Price $466.00	3	381,675	1,350
HG Copper Future, Expires 11/24/2025 Strike Price $467.00	7	890,575	3,325
HG Copper Future, Expires 11/24/2025 Strike Price $468.00	11	1,399,475	5,500
HG Copper Future, Expires 11/24/2025 Strike Price $469.00	5	636,125	2,625
HG Copper Future, Expires 11/24/2025 Strike Price $470.00	15	1,908,375	8,250
HG Copper Future, Expires 11/24/2025 Strike Price $471.00	10	1,272,250	5,750
HG Copper Future, Expires 11/24/2025 Strike Price $472.00	9	1,145,025	5,400
HG Copper Future, Expires 11/24/2025 Strike Price $473.00	19	2,417,275	12,113
HG Copper Future, Expires 11/24/2025 Strike Price $474.00	41	5,216,225	27,675

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	215

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
HG Copper Future, Expires 11/24/2025 Strike Price $475.00	49	$6,234,025	$34,300
HG Copper Future, Expires 11/24/2025 Strike Price $476.00	34	4,325,650	25,075
HG Copper Future, Expires 11/24/2025 Strike Price $477.00	24	3,053,400	18,900
HG Copper Future, Expires 11/24/2025 Strike Price $478.00	63	8,015,175	51,975
HG Copper Future, Expires 11/24/2025 Strike Price $479.00	36	4,580,100	31,050
HG Copper Future, Expires 11/24/2025 Strike Price $480.00	22	2,798,950	20,075
HG Copper Future, Expires 11/24/2025 Strike Price $481.00	55	6,997,375	52,938
HG Copper Future, Expires 11/24/2025 Strike Price $482.00	40	5,089,000	40,500
HG Copper Future, Expires 11/24/2025 Strike Price $483.00	48	6,106,800	51,000
HG Copper Future, Expires 11/24/2025 Strike Price $484.00	43	5,470,675	47,838
HG Copper Future, Expires 11/24/2025 Strike Price $485.00	44	5,597,900	51,700
HG Copper Future, Expires 11/24/2025 Strike Price $486.00	55	6,997,375	68,063
HG Copper Future, Expires 11/24/2025 Strike Price $487.00	17	2,162,825	22,100
HG Copper Future, Expires 11/24/2025 Strike Price $488.00	2	254,450	2,725
Japanese Yen Future, Expires 11/07/2025 Strike Price $64.25	18	1,466,325	338
Japanese Yen Future, Expires 11/07/2025 Strike Price $64.50	68	5,539,450	3,400
Japanese Yen Future, Expires 11/07/2025 Strike Price $64.75	52	4,236,050	5,850
Japanese Yen Future, Expires 11/07/2025 Strike Price $65.00	214	17,432,975	45,475
Japanese Yen Future, Expires 11/07/2025 Strike Price $65.25	101	8,227,713	36,613
Japanese Yen Future, Expires 11/07/2025 Strike Price $65.50	189	15,396,413	108,675
Japanese Yen Future, Expires 11/07/2025 Strike Price $66.00	319	25,986,538	346,913
Japanese Yen Future, Expires 11/07/2025 Strike Price $66.25	148	12,056,450	205,350
Japanese Yen Future, Expires 11/07/2025 Strike Price $66.50	320	26,068,000	540,000
Japanese Yen Future, Expires 11/07/2025 Strike Price $66.75	40	3,258,500	80,000
Japanese Yen Future, Expires 11/07/2025 Strike Price $67.00	381	31,037,213	876,300
Japanese Yen Future, Expires 11/07/2025 Strike Price $67.50	337	27,452,863	985,725
Japanese Yen Future, Expires 11/07/2025 Strike Price $68.00	27	2,199,488	95,513
Japanese Yen Future, Expires 12/05/2025 Strike Price $63.50	39	3,177,038	5,850
Japanese Yen Future, Expires 12/05/2025 Strike Price $64.00	124	10,101,350	32,550
Japanese Yen Future, Expires 12/05/2025 Strike Price $64.50	85	6,924,313	37,188
Japanese Yen Future, Expires 12/05/2025 Strike Price $65.00	171	13,930,088	119,700
Japanese Yen Future, Expires 12/05/2025 Strike Price $65.50	134	10,915,975	140,700
Japanese Yen Future, Expires 12/05/2025 Strike Price $66.00	158	12,871,075	233,050
Japanese Yen Future, Expires 12/05/2025 Strike Price $66.50	176	14,337,400	343,200
Japanese Yen Future, Expires 12/05/2025 Strike Price $67.00	179	14,581,788	443,025
Japanese Yen Future, Expires 12/05/2025 Strike Price $67.50	143	11,649,138	434,363
Lean Hogs Future, Expires 11/14/2025 Strike Price $77.00	54	1,755,648	2,700
Lean Hogs Future, Expires 11/14/2025 Strike Price $78.00	71	2,308,352	5,680
Lean Hogs Future, Expires 11/14/2025 Strike Price $79.00	275	8,940,800	35,750
Lean Hogs Future, Expires 11/14/2025 Strike Price $80.00	296	9,623,552	65,120
Lean Hogs Future, Expires 11/14/2025 Strike Price $81.00	295	9,591,040	109,150
Lean Hogs Future, Expires 11/14/2025 Strike Price $82.00	275	8,940,800	159,500
Lean Hogs Future, Expires 12/16/2025 Strike Price $75.00	29	942,848	2,900
Lean Hogs Future, Expires 12/16/2025 Strike Price $76.00	54	1,755,648	7,020
Lean Hogs Future, Expires 12/16/2025 Strike Price $77.00	123	3,998,976	20,910
Lean Hogs Future, Expires 12/16/2025 Strike Price $78.00	25	812,800	5,750
Lean Hogs Future, Expires 12/16/2025 Strike Price $79.00	75	2,438,400	24,000
Live Cattle Future, Expires 11/07/2025 Strike Price $218.00	10	918,720	400
Live Cattle Future, Expires 11/07/2025 Strike Price $219.00	16	1,469,952	800
Live Cattle Future, Expires 11/07/2025 Strike Price $220.00	25	2,296,800	1,500
Live Cattle Future, Expires 11/07/2025 Strike Price $221.00	51	4,685,472	3,570
Live Cattle Future, Expires 11/07/2025 Strike Price $222.00	51	4,685,472	5,100
Live Cattle Future, Expires 11/07/2025 Strike Price $223.00	85	7,809,120	11,050
Live Cattle Future, Expires 11/07/2025 Strike Price $224.00	92	8,452,224	15,640
Live Cattle Future, Expires 11/07/2025 Strike Price $225.00	101	9,279,072	22,220
Live Cattle Future, Expires 11/07/2025 Strike Price $226.00	95	8,727,840	27,550
Live Cattle Future, Expires 11/07/2025 Strike Price $227.00	110	10,105,920	41,800
Live Cattle Future, Expires 11/07/2025 Strike Price $228.00	100	9,187,200	49,000

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

216	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Live Cattle Future, Expires 11/07/2025 Strike Price $229.00	25	$2,296,800	$16,000
Live Cattle Future, Expires 11/07/2025 Strike Price $230.00	72	6,614,784	59,040
Live Cattle Future, Expires 11/07/2025 Strike Price $231.00	25	2,296,800	26,000
NASDAQ 100 Stock Index, Expires 11/03/2025 Strike Price $24,800.00	6	15,514,878	1,470
NASDAQ 100 Stock Index, Expires 11/03/2025 Strike Price $24,900.00	16	41,373,008	4,720
NASDAQ 100 Stock Index, Expires 11/03/2025 Strike Price $25,000.00	24	62,059,512	8,880
NASDAQ 100 Stock Index, Expires 11/03/2025 Strike Price $25,100.00	18	46,544,634	8,280
NASDAQ 100 Stock Index, Expires 11/03/2025 Strike Price $25,200.00	3	7,757,439	1,860
NASDAQ 100 Stock Index, Expires 11/05/2025 Strike Price $24,700.00	6	15,514,878	5,850
NASDAQ 100 Stock Index, Expires 11/05/2025 Strike Price $24,800.00	6	15,514,878	7,320
NASDAQ 100 Stock Index, Expires 11/05/2025 Strike Price $24,900.00	6	15,514,878	9,300
NASDAQ 100 Stock Index, Expires 11/05/2025 Strike Price $25,000.00	3	7,757,439	5,955
NASDAQ 100 Stock Index, Expires 11/05/2025 Strike Price $25,100.00	2	5,171,626	5,170
NASDAQ 100 Stock Index, Expires 11/07/2025 Strike Price $24,700.00	6	15,514,878	14,628
NASDAQ 100 Stock Index, Expires 11/07/2025 Strike Price $24,725.00	10	25,858,130	24,300
NASDAQ 100 Stock Index, Expires 11/07/2025 Strike Price $24,750.00	18	46,544,634	50,040
NASDAQ 100 Stock Index, Expires 11/07/2025 Strike Price $24,775.00	22	56,887,886	55,660
NASDAQ 100 Stock Index, Expires 11/07/2025 Strike Price $24,800.00	20	51,716,260	61,400
NASDAQ 100 Stock Index, Expires 11/07/2025 Strike Price $24,825.00	19	49,130,447	52,440
NASDAQ 100 Stock Index, Expires 11/07/2025 Strike Price $24,850.00	18	46,544,634	52,920
NASDAQ 100 Stock Index, Expires 11/07/2025 Strike Price $24,875.00	14	36,201,382	43,960
NASDAQ 100 Stock Index, Expires 11/07/2025 Strike Price $24,900.00	2	5,171,626	6,460
Natural Gas Future, Expires 11/24/2025 Strike Price $3.25	100	4,120,000	18,000
Natural Gas Future, Expires 11/24/2025 Strike Price $3.30	206	8,487,200	44,290
Natural Gas Future, Expires 11/24/2025 Strike Price $3.35	393	16,191,600	101,394
Natural Gas Future, Expires 11/24/2025 Strike Price $3.40	412	16,974,400	127,720
Natural Gas Future, Expires 11/24/2025 Strike Price $3.45	537	22,124,400	199,227
Natural Gas Future, Expires 11/24/2025 Strike Price $3.50	682	28,098,400	302,126
Natural Gas Future, Expires 11/24/2025 Strike Price $3.55	540	22,248,000	285,120
Natural Gas Future, Expires 11/24/2025 Strike Price $3.60	204	8,404,800	127,704
Natural Gas Future, Expires 11/24/2025 Strike Price $3.65	137	5,644,400	101,106
Natural Gas Future, Expires 11/24/2025 Strike Price $3.70	45	1,854,000	38,970
Natural Gas Future, Expires 11/24/2025 Strike Price $3.75	74	3,048,800	85,035
Russell 2000 Index, Expires 11/03/2025 Strike Price $2,450.00	2	495,876	700
Russell 2000 Index, Expires 11/03/2025 Strike Price $2,455.00	39	9,669,582	15,600
Russell 2000 Index, Expires 11/03/2025 Strike Price $2,470.00	45	11,157,210	35,550
Russell 2000 Index, Expires 11/05/2025 Strike Price $2,330.00	20	4,958,760	850
Russell 2000 Index, Expires 11/05/2025 Strike Price $2,360.00	9	2,231,442	720
Russell 2000 Index, Expires 11/05/2025 Strike Price $2,365.00	30	7,438,140	3,150
Russell 2000 Index, Expires 11/05/2025 Strike Price $2,370.00	12	2,975,256	1,230
Russell 2000 Index, Expires 11/05/2025 Strike Price $2,375.00	39	9,669,582	4,583
Russell 2000 Index, Expires 11/07/2025 Strike Price $2,335.00	24	5,950,512	7,368
Russell 2000 Index, Expires 11/07/2025 Strike Price $2,340.00	13	3,223,194	2,080
Russell 2000 Index, Expires 11/07/2025 Strike Price $2,345.00	23	5,702,574	5,290
Russell 2000 Index, Expires 11/07/2025 Strike Price $2,355.00	6	1,487,628	1,512
Russell 2000 Index, Expires 11/07/2025 Strike Price $2,360.00	28	6,942,264	6,692
Russell 2000 Index, Expires 11/07/2025 Strike Price $2,365.00	12	2,975,256	3,120
Silver Future, Expires 11/24/2025 Strike Price $43.00	6	1,444,800	4,650
Silver Future, Expires 11/24/2025 Strike Price $43.25	9	2,167,200	7,785
Silver Future, Expires 11/24/2025 Strike Price $43.50	28	6,742,400	27,020
Silver Future, Expires 11/24/2025 Strike Price $43.75	13	3,130,400	14,040
Silver Future, Expires 11/24/2025 Strike Price $44.00	6	1,444,800	7,260
Soybean Future, Expires 11/21/2025 Strike Price $1,000.00	43	2,397,788	806
Soybean Future, Expires 11/21/2025 Strike Price $1,010.00	96	5,353,200	1,800
Soybean Future, Expires 11/21/2025 Strike Price $1,020.00	40	2,230,500	1,000
Soybean Future, Expires 11/21/2025 Strike Price $1,026.00	8	446,100	250
Soybean Future, Expires 11/21/2025 Strike Price $1,028.00	21	1,171,013	656
Soybean Future, Expires 11/21/2025 Strike Price $1,030.00	341	19,015,013	10,656

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	217

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Soybean Future, Expires 11/21/2025 Strike Price $1,032.00	2	$111,525	$75
Soybean Future, Expires 11/21/2025 Strike Price $1,034.00	12	669,150	450
Soybean Future, Expires 11/21/2025 Strike Price $1,036.00	55	3,066,938	2,406
Soybean Future, Expires 11/21/2025 Strike Price $1,038.00	131	7,304,888	5,731
Soybean Future, Expires 11/21/2025 Strike Price $1,040.00	426	23,754,825	18,638
Soybean Future, Expires 11/21/2025 Strike Price $1,042.00	127	7,081,838	6,350
Soybean Future, Expires 11/21/2025 Strike Price $1,044.00	103	5,743,538	5,794
Soybean Future, Expires 11/21/2025 Strike Price $1,046.00	80	4,461,000	4,500
Soybean Future, Expires 11/21/2025 Strike Price $1,048.00	47	2,620,838	2,938
Soybean Future, Expires 11/21/2025 Strike Price $1,050.00	472	26,319,900	29,500
Soybean Future, Expires 11/21/2025 Strike Price $1,052.00	182	10,148,775	12,513
Soybean Future, Expires 11/21/2025 Strike Price $1,054.00	307	17,119,088	23,025
Soybean Future, Expires 11/21/2025 Strike Price $1,056.00	191	10,650,638	20,813
Soybean Future, Expires 11/21/2025 Strike Price $1,058.00	188	10,483,350	21,628
Soybean Future, Expires 11/21/2025 Strike Price $1,060.00	310	17,286,375	29,063
Soybean Future, Expires 11/21/2025 Strike Price $1,062.00	45	2,509,313	5,238
Soybean Future, Expires 11/21/2025 Strike Price $1,064.00	56	3,122,700	6,925
Soybean Future, Expires 11/21/2025 Strike Price $1,066.00	5	278,813	642
Soybean Future, Expires 11/21/2025 Strike Price $960.00	5	278,813	63
Soybean Future, Expires 11/21/2025 Strike Price $970.00	16	892,200	200
Soybean Future, Expires 11/21/2025 Strike Price $980.00	94	5,241,675	1,175
Soybean Future, Expires 11/21/2025 Strike Price $990.00	39	2,174,738	731
Soybean Meal Future, Expires 11/21/2025 Strike Price $245.00	44	1,415,040	660
Soybean Meal Future, Expires 11/21/2025 Strike Price $250.00	45	1,447,200	900
Soybean Meal Future, Expires 11/21/2025 Strike Price $255.00	138	4,438,080	3,450
Soybean Meal Future, Expires 11/21/2025 Strike Price $260.00	299	9,615,840	7,475
Soybean Meal Future, Expires 11/21/2025 Strike Price $265.00	291	9,358,560	8,730
Soybean Meal Future, Expires 11/21/2025 Strike Price $270.00	300	9,648,000	10,500
Soybean Meal Future, Expires 11/21/2025 Strike Price $275.00	154	4,952,640	6,160
Soybean Meal Future, Expires 11/21/2025 Strike Price $276.00	69	2,219,040	2,760
Soybean Meal Future, Expires 11/21/2025 Strike Price $278.00	153	4,920,480	6,885
Soybean Meal Future, Expires 11/21/2025 Strike Price $280.00	169	5,435,040	8,450
Soybean Meal Future, Expires 11/21/2025 Strike Price $281.00	16	514,560	698
Soybean Meal Future, Expires 11/21/2025 Strike Price $282.00	249	8,007,840	12,450
Soybean Meal Future, Expires 11/21/2025 Strike Price $283.00	5	160,800	275
Soybean Meal Future, Expires 11/21/2025 Strike Price $284.00	3	96,480	165
Soybean Meal Future, Expires 11/21/2025 Strike Price $285.00	186	5,981,760	10,230
Soybean Meal Future, Expires 11/21/2025 Strike Price $286.00	184	5,917,440	11,040
Soybean Meal Future, Expires 11/21/2025 Strike Price $287.00	18	578,880	1,080
Soybean Meal Future, Expires 11/21/2025 Strike Price $288.00	70	2,251,200	4,200
Soybean Meal Future, Expires 11/21/2025 Strike Price $289.00	75	2,412,000	4,412
Soybean Meal Future, Expires 11/21/2025 Strike Price $290.00	120	3,859,200	7,800
Sugar Future, Expires 11/17/2025 Strike Price $13.00	50	808,080	1,120
Sugar Future, Expires 11/17/2025 Strike Price $13.25	65	1,050,504	2,912
Sugar Future, Expires 11/17/2025 Strike Price $13.50	175	2,828,280	11,760
Sugar Future, Expires 11/17/2025 Strike Price $13.75	275	4,444,440	30,800
Sugar Future, Expires 11/17/2025 Strike Price $14.00	475	7,676,760	85,120
Sugar Future, Expires 11/17/2025 Strike Price $14.25	450	7,272,720	126,000
Sugar Future, Expires 11/17/2025 Strike Price $14.50	337	5,446,459	135,878
Sugar Future, Expires 11/17/2025 Strike Price $14.75	475	7,676,760	276,640
Sugar Future, Expires 11/17/2025 Strike Price $15.00	475	7,676,760	372,400
Sugar Future, Expires 11/17/2025 Strike Price $15.25	500	8,080,800	504,000
Sugar Future, Expires 11/17/2025 Strike Price $15.50	500	8,080,800	627,200
Sugar Future, Expires 11/17/2025 Strike Price $15.75	294	4,751,510	444,528
Sugar Future, Expires 11/17/2025 Strike Price $16.00	340	5,494,944	605,472
Sugar Future, Expires 11/17/2025 Strike Price $16.25	365	5,898,984	748,104
Sugar Future, Expires 11/17/2025 Strike Price $16.50	75	1,212,120	174,720
Sugar Future, Expires 12/15/2025 Strike Price $12.50	50	808,080	2,800

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

218	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Sugar Future, Expires 12/15/2025 Strike Price $12.75	150	$2,424,240	$11,760
Sugar Future, Expires 12/15/2025 Strike Price $13.00	225	3,636,360	25,200
Sugar Future, Expires 12/15/2025 Strike Price $13.25	50	808,080	7,840
Sugar Future, Expires 12/15/2025 Strike Price $13.50	150	2,424,240	31,920
Sugar Future, Expires 12/15/2025 Strike Price $13.75	350	5,656,560	101,920
Wheat Future, Expires 11/21/2025 Strike Price $490.00	29	774,300	906
Wheat Future, Expires 11/21/2025 Strike Price $495.00	43	1,148,100	1,613
Wheat Future, Expires 11/21/2025 Strike Price $500.00	234	6,247,800	11,700
Wheat Future, Expires 11/21/2025 Strike Price $505.00	271	7,235,700	18,631
Wheat Future, Expires 11/21/2025 Strike Price $506.00	10	274,250	2,252
Wheat Future, Expires 11/21/2025 Strike Price $508.00	76	2,084,300	18,973
Wheat Future, Expires 11/21/2025 Strike Price $510.00	277	7,395,900	27,700
Wheat Future, Expires 11/21/2025 Strike Price $512.00	156	4,165,200	18,525
Wheat Future, Expires 11/21/2025 Strike Price $514.00	153	4,085,100	21,038
Wheat Future, Expires 11/21/2025 Strike Price $515.00	217	5,793,900	31,194
Wheat Future, Expires 11/21/2025 Strike Price $516.00	183	4,886,100	28,594
Wheat Future, Expires 11/21/2025 Strike Price $518.00	136	3,631,200	24,650
Wheat Future, Expires 11/21/2025 Strike Price $520.00	158	4,218,600	32,588
Wheat Future, Expires 11/21/2025 Strike Price $522.00	15	400,500	3,563
Wheat Future, Expires 12/26/2025 Strike Price $500.00	52	1,426,100	4,875
Wheat Future, Expires 12/26/2025 Strike Price $505.00	22	603,350	2,750
Wheat Future, Expires 12/26/2025 Strike Price $510.00	66	1,810,050	10,725
Wheat Future, Expires 12/26/2025 Strike Price $515.00	51	1,398,675	10,519
Wheat Future, Expires 12/26/2025 Strike Price $520.00	32	877,600	8,600
TOTAL PUT OPTIONS (Premiums Received $22,676,426)			24,347,816
TOTAL WRITTEN OPTIONS (Premiums Received $56,490,828)			$51,949,685

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	219

Consolidated Schedule of Investments	as of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Open Risk Share Contracts
Description: Consumer Loans - United States
Type: Receive
Strike: Actual losses greater than expected losses

Reference Entity Investment	Lending Platform	Reference Entity Vintage	Reference Entity Interest Rate Range	Reference Entity Maturity Date Range	Termination Date	Notional Value	Unrealized Appreciation
Contract 033 (1)(2)(3)	B	April 1, 2024 - June 30, 2024	10.74.% - 23.740%	April 22, 2026 - April 30, 2029	December 31, 2025	149,785	$—
Contract 047 (1)(2)(3)(4)	D	February 1, 2025 - February 28, 2025	10.800% - 32.390%	February 3, 2028 - December 3, 2030	February 28, 2026	4,036,572	140,094
Contract 051 (1)(2)(3)(4)	D	April 1, 2025 - April 30, 2025	9.950% - 10.290%	April 2, 2028 - September 4, 2030	October 31, 2026	3,650,788	42,725
Contract 052 (1)(2)(3)(4)	D	May 1, 2025 - May 31, 2025	9.630% - 10.540%	May 22, 2028 - October 27, 2030	November 30, 2026	2,912,534	51,324
Contract 056 (1)(2)(3)(4)	D	July 1, 2025 - July 31, 2025	10.540% - 32.380%	July 1, 2028 - December 1, 2030	July 31, 2027	2,006,925	(5,992)
Total Open Risk Share Contracts - Consumer Loans							228,151
Description: Asset-Backed Securities - United States
Type: Receive
Strike: Actual losses greater than expected losses
Contract 053 (1)(2)(3)(4)	D	June 1, 2025 - June 30, 2025	0.000% - 0.000%	August 20, 2055 - August 20, 2055	June 30, 2027	46,666,969	—
Contract 058 (1)(2)(3)(4)	D	August 1, 2025 - August 30, 2025	0.000% - 0.000%	October 20, 2055 - October 20, 2055	August 31, 2027	58,064,281	(215,300)
Total Open Risk Share Contracts - Asset-Backed Securities							(215,300)
Total Open Risk Share Contracts							12,851

(1)
Contract is non-income producing and is fair valued by a third-party valuation specialist pursuant to procedures approved by the Board of Trustees. Value is determined using significant unobservable inputs.

(2)	Contract is restricted to resale to institutional investors. The aggregate value of these contracts is $12,851 which represents 0.00% of net assets.
(3)
If the current expected losses on whole loan vintages are greater than initial expected losses, the Fund will receive from the alternative lending platform an amount equal to such deficit (subject to a Cap.)

(4)
If the current expected losses of select whole loan vintages are less than initial expected losses, the Fund must pay the alternative lending platform an amount equal to such deficit (subject to a Cap.)

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.

220	Stone Ridge Funds | Annual Report | October 31, 2025

Statement of Assets and Liabilities	As of October 31, 2025

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
ASSETS:
Investments, at fair value(1)	$3,964,993,778
Interest receivable	29,984,917
Receivable for fund shares sold	2,786,393
Foreign currencies at custodian, at fair value(2)	1,217,113
Dividends receivable	510,663
Other assets	82,729
Total assets	3,999,575,593
LIABILITIES:
Reverse repurchase agreements	5,000,000
Payable for investment securities purchased	20,065,656
Payable for fund shares redeemed	4,066,280
Payable to Adviser	4,997,341
Payable to Trustees	112,070
Accrued distribution fees	9,364
Payable for Chief Compliance Officer compensation	5,000
Other accrued expenses	1,088,010
Total liabilities	35,343,721
Total net assets	$3,964,231,872
NET ASSETS CONSIST OF:
Capital stock	$3,995,776,263
Total accumulated losses	(31,544,391)
Total net assets	$3,964,231,872
Class I
Net assets	$3,890,124,086
Shares outstanding	422,476,793
Class I Net asset value, offering and redemption price per share	$9.21
Class M
Net assets	$74,107,786
Shares outstanding	8,031,176
Class M Net asset value, offering and redemption price per share	$9.23
(1)Cost of Investments	$3,733,911,072
(2)Cost of Foreign currencies at custodian	1,236,298

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	221

Consolidated Statement of Assets and Liabilities	As of October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND
ASSETS:
Investments, at fair value(1):
Unaffiliated issuers	$1,697,291,481
Affiliated issuers.	101,190,169
Cash held at custodians	207,835
Unrealized appreciation on risk share contracts	234,143
Unrealized appreciation on forward currency contracts	9,376,056
Restricted cash collateral held at broker(2)	169,383,526
Restricted foreign cash collateral held at brokers(2)(3)	8,687,297
Foreign currencies at brokers, at value(3)	5,111,731
Foreign currencies at custodian, at value(4)	413,139
Receivable for investment securities sold	9,542,302
Receivable for fund shares sold	1,617,545
Interest receivable	6,763,500
Dividend receivable	352,699
Other assets	700,174
Total assets	2,010,871,597
LIABILITIES:
Written options, at fair value(5)	51,949,685
Unrealized depreciation on forward currency contracts	6,724,125
Variation margin payable	5,899,489
Unrealized depreciation on swap contracts	883,819
Unrealized depreciation on risk share contracts	221,292
Due to brokers	3,489,169
Payable for fund shares redeemed	7,465,556
Payable for investment securities purchased	3,929,453
Payable to Adviser.	2,339,846
Payable to Trustees	52,731
Payable for Chief Compliance Officer compensation.	5,000
Other accrued expenses	894,013
Total liabilities	83,854,178
Total net assets	$1,927,017,419
NET ASSETS CONSIST OF:
Capital stock	$2,013,361,467
Total accumulated losses	(86,344,048)
Total net assets	$1,927,017,419
Class I
Net assets	$1,864,942,535
Shares outstanding.	175,984,154
Class I Net asset value, offering and redemption price per share.	$10.60
Class J
Net assets	$62,074,884
Shares outstanding.	5,902,773
Class J Net asset value, offering and redemption price per share.	$10.52
(1)Cost of Investments
Unaffiliated issuers	$1,652,907,683
Affiliated issuers (See note 9)	99,214,278
(2)Represents a cash deposit held at brokers to cover the Fund’s initial margin obligation under its derivative contracts
(3)Cost of foreign currencies at brokers	13,913,366
(4)Cost of foreign currencies at custodian	419,086
(5)Premiums received	56,490,828

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

222	Stone Ridge Funds | Annual Report | October 31, 2025

Statement of Operations	For the Year Ended October 31, 2025

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
INVESTMENT INCOME:
Interest income	$358,355,752
Dividend income	86,292,420
Total investment income	444,648,172
EXPENSES
Advisory fees (See Note 4)	53,817,977
Interest expense	3,056,039
Fund accounting and administration fees	2,103,633
Transfer agency fees and expenses	558,066
Legal fees	539,813
Trustees fees and expenses.	426,698
Federal and state registration fees	230,274
Audit and tax related fees	226,745
Custody fees	219,574
Distribution (12b-1) fees — Class M Only	88,041
Chief Compliance Officer compensation.	60,000
Other expenses	327,629
Total expenses before Adviser recoupment	61,654,489
Expenses recouped by Adviser (See Note 4)	125,016
Total net expenses	61,779,505
Net investment income	382,868,667
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(4,859,428)
Foreign currencies	49,537
Net change in unrealized appreciation (depreciation) on:
Investments	109,218,259
Foreign currencies	38,913
Net realized and unrealized gain	104,447,281
Net increase in net assets resulting from operations	$487,315,948

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	223

Consolidated Statement of Operations	For the Year Ended October 31, 2025

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND
INVESTMENT INCOME:
Interest income	$131,972,697
Dividend income:
Affiliated issuers	8,265,810
Unaffiliated issuers	15,294,521
Total investment income	155,533,028
EXPENSES
Advisory fees (See Note 4)	24,297,046
Fund accounting and administration fees	1,639,715
Loan servicing fees.	1,095,215
Compliance fees	833,270
Interest expense	731,325
Audit and tax related fees	343,526
Transfer agency fees and expenses	332,650
Investment expense	311,970
Legal fees	288,213
Federal and state registration fees	248,924
Trustees fees and expenses	195,344
Custody fees	126,744
Chief Compliance Officer compensation	60,000
Other expenses	699,303
Total expenses before Adviser recoupment	31,203,245
Expenses recouped by Adviser (See Note 4)	1,749,023
Total net expenses	32,952,268
Net investment income	122,580,760
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(30,031,559)
Affiliated issuers	(1,756,759)
Foreign currencies	344,716
Forward currency contracts	(814,191)
Futures contracts.	(455,664,745)
Risk share contracts	866,638
Swap contracts	(4,478,898)
Written options	384,802,571
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	21,349,493
Affiliated issuers	792,759
Foreign currencies	(93,232)
Forward currency contracts	4,143,069
Futures contracts	(13,475,774)
Risk share contracts	(1,676,405)
Swap contracts	(427,923)
Written options	1,109,480
Net realized and unrealized loss	(95,010,760)
Net increase in net assets resulting from operations	$27,570,000

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

224	Stone Ridge Funds | Annual Report | October 31, 2025

Statement of Changes in Net Assets

	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
	Year Ended October 31, 2025	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$382,868,667	$310,124,212
Net realized gain (loss) on:
Investments	(4,859,428)	(11,411,956)
Foreign currencies	49,537	(303,767)
Net change in unrealized appreciation (depreciation) on:
Investments	109,218,259	112,874,941
Foreign currencies	38,913	(5,126)
Net increase in net assets resulting from operations	487,315,948	411,278,304
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions — Class I	(491,915,900)	(355,378,612)
Distributions — Class M	(9,191,637)	(12,321,398)
Total distributions	(501,107,537)	(367,700,010)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	1,373,534,776	1,339,755,185
Proceeds from shares sold — Class M	14,665,390	13,468,407
Proceeds from shares issued to holders in reinvestment of dividends — Class I	107,008,796	97,311,435
Proceeds from shares issued to holders in reinvestment of dividends — Class M	3,795,216	6,359,692
Cost of shares redeemed — Class I	(798,546,728)	(471,631,420)
Cost of shares redeemed — Class M	(33,682,931)	(33,421,679)
Net increase in net assets from capital share transactions	666,774,519	951,841,620
Total increase in net assets	652,982,930	995,419,914
NET ASSETS:
Beginning of year.	3,311,248,942	2,315,829,028
End of year	$3,964,231,872	$3,311,248,942

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	225

Consolidated Statement of Changes in Net Assets

	STONE RIDGE DIVERSIFIED ALTERNATIVES FUND
	Year Ended October 31, 2025	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$122,580,760	$94,103,498
Net realized gain (loss) on investments:
Unaffiliated issuers	(30,031,559)	(31,632,476)
Affiliated issuers	(1,756,759)	—
Foreign currencies	344,716	380,538
Forward currency contracts	(814,191)	5,829,266
Futures contracts	(455,664,745)	(282,664,871)
Risk share contracts	866,638	—
Swap contracts.	(4,478,898)	(1,075,810)
Written options	384,802,571	276,535,648
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	21,349,493	13,929,057
Affiliated issuers	792,759	933,381
Foreign currencies.	(93,232)	(23,413)
Forward currency contracts	4,143,069	(3,936,496)
Futures contracts	(13,475,774)	(681,062)
Risk share contracts	(1,676,405)	1,689,256
Swap contracts	(427,923)	(617,162)
Written options	1,109,480	(1,603,976)
Net increase in net assets resulting from operations	27,570,000	71,165,378
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions — Class I	(107,158,663)	(128,437,263)
Distributions — Class J	(5,160,922)	(4,676,587)
Total distributions	(112,319,585)	(133,113,850)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	969,065,328	680,558,614
Proceeds from shares sold — Class J	19,035,996	40,428,272
Proceeds from shares issued to holders in reinvestment of dividends — Class I.	48,626,659	72,814,486
Proceeds from shares issued to holders in reinvestment of dividends — Class J	2,841,286	4,053,866
Cost of shares redeemed — Class I	(426,988,654)	(343,472,949)
Cost of shares redeemed — Class J	(23,808,324)	(20,016,812)
Net increase in net assets from capital share transactions	588,772,291	434,365,477
Total increase in net assets	504,022,706	372,417,005
NET ASSETS:
Beginning of year.	1,422,994,713	1,050,577,708
End of year	$1,927,017,419	$1,422,994,713

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

226	Stone Ridge Funds | Annual Report | October 31, 2025

Statement of Cash Flows	For the Year Ended October 31, 2025

Stone Ridge High Yield Reinsurance Risk Premium Fund
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$487,315,948
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized loss on investments	4,859,428
Net change in unrealized appreciation on investments	(109,218,259)
Net realized gain on foreign currencies	(49,537)
Net change in unrealized appreciation on foreign currencies	(38,913)
Amortization and accretion of premium and discount	(591,655)
Changes in assets and liabilities:
Interest receivable	(2,509,580)
Dividends receivable	191,475
Other assets	9,973
Payable to Custodian	(31,555)
Payable to Trustees	15,870
Accrued distribution fees	(2,159)
Other accrued expenses	(446,779)
Payable to Adviser	901,025
Purchases of investments	(1,447,223,602)
Proceeds from sale of investments	761,363,539
Proceeds from cost adjustments	30,527,995
Net purchases and sales of short-term investments	17,204,903
Net cash used in operating activities	(257,721,883)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	1,389,755,944
Payment on shares redeemed	(740,767,578)
Cash distributions to shareholders	(390,303,525)
Proceeds from reverse repurchase agreements	643,864,435
Payments on reverse repurchase agreements	(643,864,436)
Net cash provided by financing activities	258,684,840
Effect of exchange rate changes on cash	88,450
Net increase in cash and restricted cash	1,051,407
Cash and restricted cash, beginning of year	165,706
Cash and restricted cash, end of year	$1,217,113
Supplemental Disclosures of Cash Flow and Non-Cash Information:
Reinvested distributions	$110,804,012
Cash paid for interest on reverse repurchase agreements	$(3,054,374)
Payment in-kind on shares redeemed by Affiliate (see Note 9)	$(88,203,504)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds | Annual Report | October 31, 2025	227

Consolidated Statement of Cash Flows	For the Year Ended October 31, 2025

Stone Ridge Diversified Alternatives Fund
CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$27,570,000
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Net realized gain on investments.	(353,014,253)
Net change in unrealized appreciation on investments	(23,251,732)
Net change in unrealized depreciation on risk share contracts	1,676,405
Net change in unrealized appreciation on forward currency contracts	(4,143,069)
Net change in unrealized depreciation on swaps	427,923
Net realized gain on foreign currencies	(344,716)
Net change in unrealized depreciation on foreign currencies	93,232
Amortization and accretion of premium and discount	(5,269,940)
Changes in assets and liabilities:
Interest receivable	(2,046,881)
Dividend receivable	(475)
Other assets	349,053
Payable to Trustees	14,149
Variation margin payable	4,675,053
Other accrued expenses	106,013
Payable to Adviser	819,790
Due to Brokers	2,523,706
Purchases of investments	(807,509,570)
Proceeds from sale of investments	222,574,562
Proceeds from cost adjustments	54,445,992
Net purchases and sales of short-term investments	427,656,946
Net cash used in operating activities	(452,647,812)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	988,322,707
Payment on shares redeemed	(443,802,985)
Cash distributions to shareholders	(60,851,640)
Proceeds from reverse repurchase agreements	30,655,854
Payments on reverse repurchase agreements	(37,767,850)
Net cash provided by financing activities	476,556,086
Effect of exchange rate changes on cash	251,484
Net increase in cash and restricted cash	24,159,758
Cash and restricted cash, beginning of year	159,643,770
Cash and restricted cash, end of year	$183,803,528
Supplemental Disclosures of Cash Flow and Non-Cash Information:
Reinvested distributions	$51,467,945
Cash paid during the period for interest	$(846,096)
Redemption in-kind on investment in Affiliate (see Note 9)	$88,203,504
Investments acquired in-kind on redemption from Affiliate (see Note 9)	$(88,203,504)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

228	Stone Ridge Funds | Annual Report | October 31, 2025

Financial Highlights	October 31, 2025

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND — CLASS I
Year Ended October 31, 2025	$9.28	0.96	0.25	1.21
Year Ended October 31, 2024	$9.19	1.00	0.32	1.32
Year Ended October 31, 2023	$8.09	0.79	1.00	1.79(4)
Year Ended October 31, 2022	$9.01	0.44	(0.99)	(0.55)
Year Ended October 31, 2021	$9.28	0.43	(0.23)	0.20
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND — CLASS M
Year Ended October 31, 2025	$9.28	0.95	0.26	1.21
Year Ended October 31, 2024	$9.20	0.98	0.32	1.30
Year Ended October 31, 2023	$8.09	0.78	1.01	1.79
Year Ended October 31, 2022	$9.01	0.43	(0.99)	(0.56)
Year Ended October 31, 2021	$9.29	0.42	(0.25)	0.17

(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(3)	Includes borrowing and investment-related expenses not covered by the Fund’s expense limitation agreement. See Note 4.
(4)	Includes increase in payments by Affiliates of less than $0.01.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds | Annual Report | October 31, 2025	229

Financial Highlights	October 31, 2025

					SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)(3)(4)	Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)(3)(4)	Ratio of Net Investment Income to Average Net Assets (Before Expense Reimbursement/ Recoupment)(3)(4)	Ratio of Net Investment Income to Average Net Assets (After Expense Reimbursement/ Recoupment)(3)(4)	Portfolio Turnover Rate

(1.28)	—	(1.28)	$9.21	14.27%	$3,890,124	1.72%	1.72%	10.67%	10.67%	24.72%
(1.23)	—	(1.23)	$9.28	15.48%	$3,221,833	1.75%	1.75%	10.95%	10.94%	28.58%
(0.69)	—	(0.69)	$9.19	22.92%	$2,213,275	1.75%	1.76%	9.07%	9.06%	31.98%
(0.37)	—	(0.37)	$8.09	(6.40)%	$1,420,941	1.74%	1.72%	4.97%	4.99%	25.70%
(0.47)	—	(0.47)	$9.01	2.16%	$1,269,044	1.73%	1.69%	4.73%	4.77%	28.45%

(1.26)	—	(1.26)	$9.23	14.23%	$74,108	1.84%	1.84%	10.52%	10.52%	24.72%
(1.22)	—	(1.22)	$9.28	15.26%	$89,416	1.85%	1.86%	10.74%	10.74%	28.58%
(0.68)	—	(0.68)	$9.20	22.93%	$102,554	1.80%	1.81%	8.98%	8.97%	31.98%
(0.36)	—	(0.36)	$8.09	(6.49)%	$126,416	1.82%	1.80%	4.83%	4.85%	25.70%
(0.45)	—	(0.45)	$9.01	1.90%	$148,332	1.88%	1.84%	4.57%	4.61%	28.45%

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

230	Stone Ridge Funds | Annual Report | October 31, 2025

Consolidated Financial Highlights	October 31, 2025

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income(1)(3)	Net Realized and Unrealized Gains(3)	Total from Investment Operations(3)
STONE RIDGE DIVERSIFIED ALTERNATIVES FUND — CLASS I
Year Ended October 31, 2025	$11.29	0.76	(0.58)	0.18
Year Ended October 31, 2024	$12.31	0.87	(0.30)	0.57
Year Ended October 31, 2023	$10.11	0.74	1.79	2.53(5)
Year Ended October 31, 2022	$11.19	0.25	(0.40)	(0.15)
Year Ended October 31, 2021	$10.42	0.14	0.95	1.09
STONE RIDGE DIVERSIFIED ALTERNATIVES FUND — CLASS J*
Year Ended October 31, 2025	$11.21	0.72	(0.56)	0.16
Year Ended October 31, 2024	$12.23	0.84	(0.31)	0.53
Year Ended October 31, 2023	$10.05	0.67	1.82	2.49
Year Ended October 31, 2022	$11.15	0.22	(0.40)	(0.18)
Year Ended October 31, 2021	$10.42	0.08	0.96	1.04

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(3)
Per share amounts include income and expenses of the Stone Ridge Diversified Alternatives Fund, which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investee funds.

(4)	Includes investment-related expenses not covered by the Fund’s expense limitation agreement. See Note 4.
(5)	Includes increase in payments by Affiliates of less than $0.01.
*	On January 22, 2021, the Fund’s Class M shares were redesignated as Class J shares.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds | Annual Report | October 31, 2025	231

Consolidated Financial Highlights	October 31, 2025

						SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)(4)	Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)(4)	Portfolio Turnover Rate

(0.87)	—	—	(0.87)	$10.60	1.61%	$1,864,943	1.83%	1.93%	7.33%	7.23%	27.93%
(1.37)	(0.22)	—	(1.59)	$11.29	5.59%	$1,354,572	2.04%	2.07%	7.97%	7.94%	35.60%
(0.11)	(0.22)	—	(0.33)	$12.31	25.59%	$1,005,021	1.87%	1.77%	6.47%	6.57%	21.62%
(0.78)	(0.15)	—	(0.93)	$10.11	(1.51)%	$420,024	1.53%	1.27%	2.15%	2.41%	24.56%
(0.26)	(0.06)	—	(0.32)	$11.19	10.70%	$201,434	2.13%	1.15%	0.30%	1.28%	33.34%

(0.85)	—	—	(0.85)	$10.52	1.38%	$62,075	2.13%	2.23%	6.97%	6.87%	27.93%
(1.33)	(0.22)	—	(1.55)	$11.21	5.16%	$68,423	2.34%	2.37%	7.75%	7.71%	35.60%
(0.09)	(0.22)	—	(0.31)	$12.23	25.29%	$45,556	2.13%	2.03%	6.00%	6.10%	21.62%
(0.77)	(0.15)	—	(0.92)	$10.05	(1.80)%	$31,569	1.83%	1.57%	1.85%	2.11%	24.56%
(0.25)	(0.06)	—	(0.31)	$11.15	10.25%	$13,115	2.35%	1.46%	−0.19%	0.70%	33.34%

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

232	Stone Ridge Funds | Annual Report | October 31, 2025

Notes to Financial Statements	October 31, 2025
1. Organization
Stone Ridge Trust (the “Trust”) was organized as a Delaware statutory trust on September 28, 2012 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing shares in multiple series, each series representing a distinct portfolio with its own investment objectives and policies. As of October 31, 2025, the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Reinsurance Fund”) and the Stone Ridge Diversified Alternatives Fund (the “Diversified Alternatives Fund”) were each series of the Trust. The High Yield Reinsurance Fund is non-diversified, while the Diversified Alternatives Fund is diversified. The High Yield Reinsurance Fund commenced operations on February 1, 2013. The Diversified Alternatives Fund commenced operations on May 1, 2020. The High Yield Reinsurance Fund offers two classes of shares to investors: Class I shares, with no front-end or back-end sales charges, and no 12b-1 fees; and Class M shares, with no front-end or back-end sales charges, and a 0.15% 12b-1 fee. The Diversified Alternatives Fund offers two classes of shares to investors: Class I shares and Class J shares, with no front-end or back-end sales charges, and no 12b-1 fees; for Class J shares, unlike Class I shares, intermediary fees are paid out of the Fund’s Class J shares’ assets on an ongoing basis. The Funds do not charge redemption fees. There are an unlimited number of authorized shares.
The investment objective of the High Yield Reinsurance Fund is to seek a high level of total return consisting of income and preservation of capital. The High Yield Reinsurance Fund pursues its investment objective by investing primarily in reinsurance-related securities, including event-linked bonds, preference shares or participation notes issued in connection with quota shares (“Quota Share Notes”), and, to a lesser extent, preference shares or participation notes issued in connection with industry loss warranties (“ILW Notes”), event-linked swaps, equity securities (publicly or privately offered) or the derivatives of equity securities of companies in the reinsurance and insurance industry (collectively, “reinsurance-related securities”). The investment objective of the Diversified Alternatives Fund is to seek total return. The Diversified Alternatives Fund pursues its investment objective by generating income from diverse investment strategies that have potential for attractive returns such as reinsurance, market risk transfer, style premium investing, alternative lending, and single family real estate.
The consolidated financial statements include the account of Stone Ridge Diversified Alternatives Sub Fund Ltd (the “Subsidiary”), which is a wholly-owned and controlled subsidiary of the Diversified Alternatives Fund. Reference made within this report to schedules of investments, statements of operations or statements of assets and liabilities refer to Consolidated Schedule of Investments, Consolidated Statement of Operations or Consolidated Statement of Assets and Liabilities for the Diversified Alternatives Fund. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives such as commodity-linked futures, options and swaps. As of October 31, 2025, the Subsidiary’s net assets were $240,094,377, which represented 12.5% of the Diversified Alternatives Fund’s net assets.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.
(a) Investment Valuation and Fair Value Measurement. The Board of Trustees (the “Board”) has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (the “Adviser”) to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by the Funds (as needed), and periodically assessing and managing any material valuation risks and establishing and applying fair value methodologies subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.
Stone Ridge Funds | Annual Report | October 31, 2025	233

Notes to Financial Statements	October 31, 2025
Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:
With respect to pricing of insurance-linked securities for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Funds typically utilize an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).
Other insurance-linked securities are valued using an insurance industry model pursuant to procedures approved by the Board.
The Diversified Alternatives Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related securities, and the Diversified Alternatives Fund’s holdings in mortgage loans, mezzanine loans and certain other types of single-family real estate debt investments, are typically fair valued based on prices provided by a third-party pricing service. Each loan and fractional loan is fair valued using inputs that take into account individual borrower-level data (e.g., payment history) that is updated periodically to reflect new information regarding the borrower or loan.
Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.
Reverse repurchase agreements are accounted for at amortized cost, which approximates fair value. Reverse repurchase agreements are categorized as Level 2 within the fair value hierarchy.
For investments in investment companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.
The Diversified Alternatives Fund’s holdings in private funds, if any, are fair valued based on valuations of the Diversified Alternatives Fund’s interests in such private funds provided by the managers of such private funds or their agents. Valuations will be provided to the Diversified Alternatives Fund on a monthly or quarterly basis based on the interim unaudited financial statements of such private funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the completion of the audit of such financial statements and may fluctuate as a result. The Diversified Alternatives Fund will perform an independent review of such valuations and will consider all relevant information, including the reliability of the pricing information provided by the managers of the private funds. The Diversified Alternatives Fund may conclude, in certain circumstances, that the valuation provided by the manager of a private fund is not indicative of what actual fair value would be in an active, liquid or established market. In those circumstances, the Diversified Alternatives Fund may value its interests in the private fund at a discount or a premium to the valuation it receives from the private fund. Additionally, between the monthly or quarterly dates on which such private fund provides a net asset value, the valuation of the Diversified Alternatives Fund’s interest in such private fund may be adjusted more frequently based on the estimated total return that such private fund will generate during such period and other general market or private fund-specific changes the Adviser is aware of. At the end of the month or quarter, as applicable, each private fund’s net asset value is adjusted based on the actual income and appreciation or depreciation realized by such private fund when the monthly or quarterly valuations and income are reported.
Equity securities (other than insurance-linked securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the
234	Stone Ridge Funds | Annual Report | October 31, 2025

Notes to Financial Statements	October 31, 2025
primary exchange on which they are traded. The values of the Funds’ investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).
Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.
Non-exchange traded derivatives, including over-the-counter (“OTC”) options, swaps, and forwards, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).
Generally, each Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Funds determine fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.
Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.
A substantial portion of the Funds’ investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.
The Funds adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the year. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;
Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;
Level 3 Inputs: significant unobservable inputs for the asset or liability.
Stone Ridge Funds | Annual Report | October 31, 2025	235

Notes to Financial Statements	October 31, 2025
Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.
There were transfers between Level 2 and Level 3 during the reporting period. The transfers from Level 2 to Level 3 occurred because there was no longer observable market data for these securities as of October 31, 2025. The following table summarizes the inputs used to value the Funds’ investments as of October 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
High Yield Reinsurance Fund
Assets
Event-Linked Bonds
Canada	$—	$8,654,797	$—	$8,654,797
Chile	—	27,450,229	—	27,450,229
Europe	—	65,142,994	1,844,232	66,987,226
France	—	2,540,367	—	2,540,367
Global(2)	—	209,694,492	3,199,426	212,893,918
Great Britain	—	27,922,816	—	27,922,816
Jamaica	—	—	60,662	60,662
Japan	—	77,136,189	—	77,136,189
Mexico	—	53,969,656	—	53,969,656
New Zealand	—	9,697,086	—	9,697,086
United States	—	2,726,281,279	13,306,610	2,739,587,889
Total Event-Linked Bonds	—	3,208,489,905	18,410,930	3,226,900,835
Quota Shares and Other Reinsurance-Related Securities
Participation Notes(1)	—	—	76,371,322	76,371,322
Preference Shares(1)(2)
Global	—	—	454,359,409	454,359,409
United States	—	—	24,755,052	24,755,052
Total Preference Shares	—	—	479,114,461	479,114,461
Total Quota Shares and Other Reinsurance-Related Securities	—	—	555,485,783	555,485,783
Money Market Funds	182,607,160	—	—	182,607,160
Total Assets	$182,607,160	$3,208,489,905	$573,896,713	$3,964,993,778
Diversified Alternatives Fund
Assets
Asset-Backed Securities	$—	$—	$378,816,168	$378,816,168
Event Linked Bonds
Canada	—	1,740,957	—	1,740,957
Chile	—	5,371,171	—	5,371,171
Europe	—	10,553,123	—	10,553,123
France	—	356,949	—	356,949
Global(2)	—	33,090,189	419,135	33,509,324
Great Britain	—	4,349,967	—	4,349,967
Jamaica	—	—	10,463	10,463
Japan	—	12,147,150	—	12,147,150
Mexico	—	8,719,776	—	8,719,776

236	Stone Ridge Funds | Annual Report | October 31, 2025

Notes to Financial Statements	October 31, 2025

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
New Zealand	$—	$1,938,830	$—	$1,938,830
United States(2)	—	473,253,899	2,375,469	475,629,368
Total Event-Linked Bonds	—	551,522,011	2,805,067	554,327,078
Investment Companies
Closed End	—	22,347,374	—	22,347,374
Open End	78,842,795	—	—	78,842,795
Total Investment Securities	78,842,795	22,437,374	—	101,190,169
Quota Shares and Other Reinsurance-Related Securities
Participation Notes(1)	—	—	45,812,507	45,812,507
Preference Shares(1)	—	—	103,672,068	103,672,068
Total Quota Shares and Other Reinsurance-Related Securities	—	—	149,484,575	149,484,575
Purchased Options	12,050,257	153,700	—	12,203,957
Money Market Funds	91,882,556	—	—	91,882,556
U.S. Treasury Bills	—	451,328,037	—	451,328,037
Whole Loans
Consumer Loans(1)(2)	—	—	48,102,692	48,102,692
Small Business Loans(1)(2)	—	—	11,130,330	11,130,330
Student Loans(1)	—	—	16,088	16,088
Total Whole Loans	—	—	59,249,110	59,249,110
Total Assets	$182,775,608	$1,025,351,122	$590,354,920	$1,798,481,650
Liabilities
Written Options	$51,551,422	$398,263	$—	$51,949,685
Total Liabilities	$51,551,422	$398,263	$—	$51,949,685
Other Financial Instruments*
Unrealized appreciation on forward currency contracts	$—	$9,376,056	$—	$9,376,056
Unrealized depreciation on forward currency contracts	—	(6,724,125)	—	(6,724,125)
Unrealized appreciation on futures contracts	14,797,481	—	—	14,797,481
Unrealized depreciation on futures contracts	(29,372,306)	—	—	(29,372,306)
Unrealized appreciation on risk share contracts	—	—	234,143	234,143
Unrealized depreciation on risk share contracts	—	—	(221,292)	(221,292)
Unrealized depreciation on swap contracts	—	(883,819)	—	(883,819)
Total Other Financial Instruments	$(14,574,825)	$1,768,112	$12,851	$(12,793,862)

(1)	For further security characteristics, see the Funds’ Schedules of Investments.
(2)	Includes Level 3 investments with a value of zero.
*	These investments are reflected at the unrealized appreciation (depreciation) on the instrument.
Below is a reconciliation that details the activity of securities in Level 3 during the year ended October 31, 2025:

	High Yield Reinsurance Fund
	Event-Linked Bonds	Participation Notes	Preference Shares
Beginning Balance – November 1, 2024	$12,565,733	$70,113,192	$342,949,634
Acquisitions	61	63,875,918	88,477,001
Dispositions	(8,767,861)	(66,934,646)	—
Realized gain (loss)	(5,336,005)	6,144,717	—
Return of capital	—	—	(30,527,995)
Change in unrealized appreciation	9,669,513	3,172,141	78,215,821
Transfers into Level 3	10,279,489	—	—
Transfers out of Level 3	—	—	—
Ending Balance – October 31, 2025	$18,410,930	$76,371,322	$479,114,461

Stone Ridge Funds | Annual Report | October 31, 2025	237

Notes to Financial Statements	October 31, 2025

	Diversified Alternatives Fund
	Asset- Backed Securities	Event- Linked Bonds	Participation Notes	Preference Shares	Risk Share Contracts	Whole Loan- Consumer Loans	Whole Loan- Small Business Loans	Whole Loan- Student Loans
Beginning Balance – November 1, 2024	$118,750,272	$2,246,229	$40,459,738	$57,044,707	$1,689,256	$48,841,392	$9,056,667	$37,165
Acquisitions	322,855,805	108,570	35,500,071	25,000,000	—	32,411,725	40,733,117	95
Dispositions/paydowns	(56,756,520)	(1,921,145)	(35,507,389)	—	(866,638)	(26,700,191)	(37,700,444)	(25,108)
Realized gain (loss)	594,658	(373,704)	1,963,741	—	866,638	(5,867,327)	(35,126)	19
Return of capital	(142,183)	—	—	—	—	—	—	—
Change in unrealized appreciation depreciation	(6,485,864)	750,058	3,396,346	21,627,361	(1,676,405)	(582,907)	(923,884)	3,917
Transfers into Level 3	—	1,995,059	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—	—	—
Ending Balance – October 31, 2025	$378,816,168	$2,805,067	$45,812,507	$103,672,068	$12,851	$48,102,692	$11,130,330	$16,088

As of October 31, 2025, the change in unrealized appreciation (depreciation) on Level 3 positions still held in the High Yield Reinsurance Fund was $(33,504,931) for Event-Linked Bonds, $2,916,285 for Participation Notes, and $78,215,820 for Preference Shares. As of October 31, 2025, the change in unrealized appreciation (depreciation) on positions held in the Diversified Alternatives Fund was $(7,721,478) for Asset-Backed Securities, $(7,131,458) for Event-Linked Bonds, $4,950,837 for Participation Notes, $21,627,362 for Preference Shares, $(1,676,405) for Risk Share Contracts, $(3,452,505) for Whole Loan- Consumer Loans, $(886,732) Whole Loan- Small Business Loans, and $4,460 for Whole Loan- Student Loans.
Unobservable inputs for participation notes and preference shares included losses from severe weather events, other natural and non-natural catastrophes and insurance and estimated reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes and preference shares are monitored daily for significant events that could affect the value of the instruments.
The value of asset-backed securities is determined by the forecast performance of alternative lending loans and single-family rental homes in each security’s respective underlying asset pool and the priority the security has with respect to the cash flows of such assets. Because the securities have exposure to the underlying loans and homes, any deterioration of the assets (indicated through higher prepayment, default, severity and discount rates) may result in a markdown of fair values.
The value of risk share contracts held by the Fund are determined using a discounted cash flow framework that takes into account the underlying loans pertaining to each contract’s actual losses as of October 31, 2025 and estimated loss forecasts through each contract’s maturity date. The loss forecasts are based on industry and platform historical loan performance. Higher expectations of losses relative to initial expected losses (subject to a cap), due to factors such as rising delinquencies within each contract vintage or a deteriorating macroeconomic environment, would result in an increase in a contract’s unrealized gain.
Whole Loans are valued using a discounted cash flow framework that takes into account the original purchase price, the scheduled loan payments, and forecast losses. The loss and discount rate forecasts are based on industry and platform historical loan performance, as well as evaluation of the current underwriting environment. Higher expectations of losses and higher discount rates, due to factors such as rising delinquencies on a platform’s loans or a deteriorating macroeconomic environment, would result in a markdown of fair values.
238	Stone Ridge Funds | Annual Report | October 31, 2025

Notes to Financial Statements	October 31, 2025
The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of October 31, 2025.
High Yield Reinsurance Fund

Type of Security	Industry	Fair Value at 10/31/2025	Valuation Techniques	Unobservable Inputs	Range	Weighted Average(1)
Participation Notes	Financial Services	$51,940,113	Insurance industry model	Estimated losses:	$0.8MM-$8.4MM	$3.4MM
				Estimated premium earned:	$3.5MM-$10.8MM	$7.5MM
Preference Shares	Financial Services	$479,114,461	Insurance industry model	Estimated losses:	$0.0MM-$49.6MM	$9.2MM
				Estimated premium earned:	$0.4MM-$49.3MM	$29.1MM

(1)	Weighted by relative fair value
The Level 3 securities listed above were fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee using indicative bids pursuant to procedures approved by the Board and have a value equal to $18,410,930 for Event-Linked Bonds, $24,431,209 for Participation Notes, and $0 for Preference Shares.
Diversified Alternatives Fund

Type of Security	Industry	Fair Value at 10/31/2025	Valuation Techniques	Unobservable Inputs	Range	Weighted Average(1)
Asset-Backed Securities	Financial Services	$378,816,168	Discounted Cash Flow	Constant Prepayment Rate:	0.00%-34.52%	11.46%
				Constant Default Rate:	0.00%-32.26%	10.08%
				Severity:	84.33%-100.00%	88.16%
				Discount Rate:	5.96%-53.74%	12.63%
Participation Notes	Financial Services	$10,065,091	Insurance industry model	Estimated losses:	$0.4MM-$1.1MM	$1.0MM
				Estimated premium earned:	$0.5MM-$2.1MM	$1.9MM
Preference Shares	Financial Services	$103,672,068	Insurance industry model	Estimated losses:	$6.5MM-$22.7MM	$15.9MM
				Estimated premium earned:	$26.0MM-$59.3MM	$59.1MM
Risk Share Contracts - Consumer Loans	Financial Services	$228,151	Discounted Cash Flow	Loss-Adjusted Discounted Rate:	14.50%-14.50%	14.50%
				Projected Loss Rate:	8.50%-12.36%	12.32%
Risk Share Contracts - Asset-Backed Securities	Financial Services	$(215,300)	Discounted Cash Flow	Loss-Adjusted Discounted Rate:	14.50%-14.50%	14.50%
				Projected Loss Rate:	15.77%-17.16%	16.39%
Whole Loans - Consumer Loans	Financial Services	$48,102,692	Discounted Cash Flow	Loss-Adjusted Discounted Rate:	8.07%-10.90%	9.20%
				Projected Loss Rate:	18.48%-21.58%	19.71%
Whole Loans - Small Business Loans	Financial Services	$11,130,330	Discounted Cash Flow	Loss-Adjusted Discounted Rate:	4.00%-14.13%	11.32%
				Projected Loss Rate:	0.61%-70.05%	12.60%
Whole Loans - Student Loans	Financial Services	$16,088	Discounted Cash Flow	Loss-Adjusted Discounted Rate:	7.44%-9.38%	9.21%
				Projected Loss Rate:	3.73%-5.52%	5.35%

(1)	Weighted by relative fair value
The Level 3 securities listed above were fair valued by the Adviser Valuation Committee using an insurance industry model or discounted cash flow model pursuant to procedures approved by the Board. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee using indicative bids pursuant to procedures approved by the Board and have a value equal to $2,805,067 for Event-Linked Bonds, and $35,747,416 for Participation Notes.
Derivative Transactions – The Funds may engage in derivatives for hedging and speculative purposes during the year ended October 31, 2025. The Diversified Alternatives Fund also engaged in derivatives to generate income from premiums.
Futures Contracts – The Funds may purchase and sell futures contracts. The Diversified Alternatives Fund held futures contracts during the year ended October 31, 2025. The High Yield Reinsurance Fund and Diversified Alternatives Fund may use futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Funds deposit and
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Notes to Financial Statements	October 31, 2025
maintain as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract the Funds agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses and included in cash held at broker and foreign currencies held at broker on the Consolidated Statement of Assets and Liabilities of Diversified Alternatives Fund. Variation margin is settled daily. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The average notional amount of futures contracts during the year ended October 31, 2025, was as follows:

Diversified Alternatives Fund
Total long futures contracts	$632,233,582
Total short futures contracts	704,132,814

Options – The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions for speculative purposes or for hedging and risk management purposes. The Diversified Alternatives Fund writes put and call options to earn premium income. The Diversified Alternatives Fund purchased and wrote call or put options during the year ended October 31, 2025. With exchange-traded options, there is minimal counterparty credit risk to the Funds since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during or at the expiration of the exercise period. As a writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during or at the expiration of the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.
A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (the exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during or at the expiration of the exercise period. When a written put option (call option) is exercised, the premium originally received decreases the cost basis of the security sold short (or increases the proceeds on the underlying security), and the Funds realize a gain or loss from the closing of the short sale (or from the sale of the security).
Options on indices are similar to options on securities, except that upon exercise, index options require cash payments and do not involve the actual purchase or sale of securities.
The average market values of purchased and written options for the year ended October 31, 2025, were as follows:

Diversified Alternatives Fund
Purchased Options	$8,791,982
Written Options	47,701,915

Swaps – The Diversified Alternatives Fund enters into total return swaps. In a swap transaction, two parties generally agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested in a particular security or other asset or in a “basket” of securities representing
240	Stone Ridge Funds | Annual Report | October 31, 2025

Notes to Financial Statements	October 31, 2025
a particular index). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Diversified Alternatives Fund uses swaps for both speculative and hedging purposes.
The average market value of the total return swaps held during the year ended October 31, 2025, was $191,724 for long contracts and $(473,526) for short contracts.
Forward Currency Contracts – The Funds may enter into forward currency contracts for speculative purposes or for hedging and risk management purposes. The Diversified Alternatives Fund entered into forward currency contracts during the year ended October 31, 2025. When entering into a forward currency contract, in the case of a deliverable contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date or in the case of a non-deliverable contract to settle the equivalent in U.S. dollar. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts. The average notional amount of forward currency contracts during the year ended October 31, 2025 was $1,031,191,003 for long contracts and $(1,035,328,100) for short contracts.
Risk Share Contracts – The Diversified Alternatives Fund has entered into risk share contracts with several alternative lending platforms. These contracts track performance of select whole loan vintages. At the end of the contract, if the current expected losses of the select whole loan vintage are greater than initial expected losses, the alternative lending platform must pay the Fund an amount equal to such excess (subject to a cap between 1.0% and 5.0% of purchased notional per vintage and with a weighted average of 4.8% (“Cap”)). Accordingly, the Fund recognizes an unrealized gain throughout the life of the contract (subject to a Cap) if the vintage’s current expected losses are greater than initial expected losses and recognizes a realized gain when at the contract’s maturity, the vintage’s actual losses are greater than initial expected losses. At the end of a subset of risk share contracts, if the current expected losses of select whole loan vintages are less than initial expected losses, the Fund must pay the alternative lending platform an amount equal to such deficit (subject to a Cap - between 3.3% and 5.0% of purchased notional per vintage and with a weighted average of 4.9%). Accordingly, the Fund recognizes an unrealized loss throughout the life of the contract (subject to a Cap) if the vintage’s current expected losses are less than initial expected losses and recognizes a realized loss when at the contract’s maturity, the vintage’s actual losses are less than the initial expected losses. The average notional amount of risk share contracts during the year ended October 31, 2025 was $50,648,564 for long contracts.
The tables below reflect the values of derivative assets and liabilities as reflected in the Statement of Assets and Liabilities.

	ASSET DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Diversified Alternatives Fund
Forwards
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$9,376,056
Futures
Commodity contracts	Net assets – Unrealized appreciation*	8,257,322
Equity contracts	Net assets – Unrealized appreciation*	3,225,866
Foreign exchange contracts	Net assets – Unrealized appreciation*	3,314,293
Options
Equity contracts	Investments, at fair value	12,050,257
Foreign exchange contracts	Investments, at fair value	153,700
Risk Share Contracts
Risk Share Contracts	Unrealized appreciation on risk share contracts	234,143

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Consolidated Schedule of Investments.
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Notes to Financial Statements	October 31, 2025

	LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Diversified Alternatives Fund
Forwards
Foreign exchange contracts	Unrealized depreciation on forward currency contracts	$6,724,125
Futures
Commodity contracts	Net assets – Unrealized depreciation*	23,369,151
Equity contracts	Net assets – Unrealized depreciation*	6,003,155
Written options
Commodity contracts	Written options, at fair value	38,730,799
Equity contracts	Written options, at fair value	1,337,967
Foreign exchange contracts	Written options, at fair value	11,880,919
Risk Share Contracts
Risk Share Contracts	Unrealized depreciation on risk share contracts	221,292
Swap Contracts
Foreign exchange contracts	Unrealized depreciation on swap contracts	883,819

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Consolidated Schedule of Investments.
The tables below reflect the effect of derivative instruments on the Statement of Operations for the year ended October 31, 2025.

	AMOUNT OF REALIZED GAIN ON DERIVATIVES TRANSACTIONS
	FORWARD CURRENCY CONTRACTS	FUTURES CONTRACTS	PURCHASED OPTIONS*	WRITTEN OPTIONS	RISK SHARE CONTRACTS	SWAP CONTRACTS	TOTAL
Diversified Alternatives Fund
Commodity contracts	$—	$(347,586,000)	$(6,793,904)	$308,972,892	$—	$—	$(45,407,012)
Equity contracts	—	(33,706,339)	8,625,297	(3,592,441)	—	(4,478,898)	(33,152,381)
Foreign exchange contracts	(814,191)	(74,498,168)	4,282,084	79,472,800	—	—	8,442,525
Interest rate contracts	—	125,762	—	(50,680)	—	—	75,082
Risk share contracts	—	—	—	—	866,638	—	866,638

*	Realized gains (losses) on purchased options are included in realized gain (loss) on investments in unaffiliated issuers on the Consolidated Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
	FORWARD CURRENCY CONTRACTS	FUTURES CONTRACTS	PURCHASED OPTIONS*	WRITTEN OPTIONS	RISK SHARE CONTRACTS	SWAP CONTRACTS	TOTAL
Diversified Alternatives Fund
Commodity contracts	$—	$(9,837,671)	$—	$(4,627,607)	$—	$—	$(14,465,278)
Equity contracts	—	(4,765,729)	(702,120)	1,619,183	—	(427,923)	(4,276,589)
Foreign exchange contracts	4,143,069	1,266,474	(918,548)	4,117,904	—	—	8,608,899
Interest rate contracts	—	(138,848)	—	—	—	—	(138,848)
Risk share contracts	—	—	—	—	(1,676,405)	—	(1,676,405)

*
Change in unrealized appreciation (depreciation) on purchased options are included in change in unrealized appreciation (depreciation) on investments in unaffiliated issuers on the Consolidated Statement of Operations.

(b) Offsetting on the Statement of Assets and Liabilities. Offsetting on the Statement of Assets and Liabilities. FASB ASC 210-20, Disclosures about Offsetting Assets and Liabilities, requires the Fund to disclose both gross and net information for assets and liabilities related to over-the-counter derivatives, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement to enable users of its
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Notes to Financial Statements	October 31, 2025
financial statements to understand the effect of those arrangements on its financial position. The International Swap and Derivative Association Master Agreements (“ISDA Master Agreements”) specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.
The Diversified Alternatives Fund is subject to ISDA Master Agreements, which govern the terms of certain transactions with select counterparties. The ISDA Master Agreements allow the Diversified Alternatives Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The ISDA Master Agreements also specify collateral posting arrangements at prearranged exposure levels. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged.
The Funds may enter into reverse repurchase agreements under a Global Master Repurchase Agreement (“GMRA”) which governs the transaction between the Fund and its counterparty. The GMRA allows the Fund and its counterparty to set off the sums due from one party against the sums due from the other. Typically, a Fund and counterparty under a GMRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. As of October 31, 2025, only the High Yield Reinsurance Fund was party to a reverse repurchase agreement.
High Yield Reinsurance Fund

Liabilities:	Gross Amount of Recognized Liabilities	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities
				Financial Instruments	Collateral Pledged*	Net Amount
Reverse Repurchase Agreements	$5,000,000	$—	$5,000,000	$—	$(5,000,000)	$—
	$5,000,000	$—	$5,000,000	$—	$(5,000,000)	$—

Diversified Alternatives Fund

Assets:	Gross Amount of Recognized Assets	Gross Amount Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
				Financial Instruments	Collateral Received	Net Amount
Forward Currency Contracts	$9,376,056	$—	$9,376,056	$(6,724,125)	$—	$2,651,931
Risk Share Contracts	234,143	—	234,143	—	—	234,143
	$9,610,199	$—	$9,610,199	$(6,724,125)	$—	$2,886,074

Liabilities:	Gross Amount of Recognized Liabilities	Gross Amount Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
				Financial Instruments	Collateral Pledged*	Net Amount
Forward Currency Contracts	$6,724,125	$—	$6,724,125	$(6,724,125)	$—	$—
Risk Share Contracts	221,292	—	221,292	—	—	221,292
Swap Contracts	883,819	—	883,819	—	—	883,819
	$7,829,236	$—	$7,829,236	$(6,724,125)	$—	$1,105,111

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Notes to Financial Statements	October 31, 2025
*
The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities. If this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

(c) Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
(d) Indemnifications. In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.
(e) Federal Income Taxes. The Funds qualify and intend to continue to qualify as “regulated investment companies” (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended. As RICs, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.
(f) Reverse Repurchase Agreements. The Funds intend to enter into reverse repurchase agreements with banks and brokers, with the Funds as the initial seller of securities to the banks or brokers. In this case, a reverse repurchase agreement involves a sale by a fund of portfolio securities concurrently with an agreement by a fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, an individual fund continues to receive principal and interest payments on the securities. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to a Fund. In such situations, a Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while a Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. For the year ended October 31, 2025, the average reverse repurchase agreement balance at the High Yield Reinsurance Fund was $52,986,420 and the weighted average interest rate was 5.69%. For the year ended October 31, 2025, the average reverse repurchase agreement balance at the Diversified Alternative Fund was $404,931 and the weighted average interest rate was 6.24%.
If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the fund’s right to repurchase the securities. Furthermore, in that situation a fund may be unable to recover the securities it sold in connection with a reverse repurchase agreement and as a result would realize a loss equal to the difference between the value of the securities and the payment it received for them. This loss would be greater to the extent the buyer paid less than the value of the securities the fund sold to it (e.g., a buyer may only be willing to pay $95 for a security with a market value of $100). A fund’s use of reverse repurchase agreements also subjects the fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as OTC derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. The Diversified Alternatives Fund has elected to treat reverse repurchase agreements as derivatives pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”). As required by Rule 18f-4, the Fund’s derivatives exposure (including its use of reverse repurchase agreements) will be limited through a value-at risk (“VaR”) test. Very generally, VaR is an estimate of an instrument’s or portfolio’s losses over a given time horizon at a specified confidence level. Under Rule 18f-4, the Diversified Alternatives Fund is required to limit the VaR of the Fund’s portfolio to less than 20% of the value of the Fund’s net assets. The High Yield Reinsurance Fund has elected to treat reverse repurchase agreements as borrowings pursuant to Rule 18f-4.
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Notes to Financial Statements	October 31, 2025
The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity is as follows:
High Yield Reinsurance Fund

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Event Linked Bonds	$—	$5,000,000	$—	$—	$5,000,000
Total	$—	$5,000,000	$—	$—	$5,000,000

(g) Event-Linked Bonds. Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) and/or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the Funds may lose all or a portion of their principal and forgo additional interest. In this regard, event-linked bonds typically have a special condition that states that if the sponsor suffers a loss from a particular pre-defined catastrophe or other event that results in physical and/or economic loss, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if the Funds hold a bond that covers a sponsor’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such sponsor, then the Funds will lose all or a portion of their principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the Funds will recover their principal plus interest. Interest typically accrues and is paid on a quarterly basis for the specified duration of the bond, as long as the trigger event(s) does not occur. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond, as long as the trigger event(s) does not occur. The Funds may invest in event-linked bonds directly or indirectly through certain derivative instruments. The Funds may pursue other types of event-linked derivative strategies using derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events may include hurricanes, earthquakes and weather-related phenomena, non-natural catastrophes, such as plane crashes, or other events resulting in a specified level of physical or economic loss, such as mortality or longevity.
(h) Quota Share Notes. Investments in Quota Share Notes provide exposure to a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, a special purpose vehicle (“SPV”) would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the Funds, as a holder of a Quota Share Note issued by the SPV, would be entitled to their pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.
(i) ILW Notes. ILW Notes provide exposure to a transaction through which one party (typically, an insurance company or reinsurance company, or a reinsurance-related asset manager) purchases protection based on the total loss arising from a catastrophic event to the entire insurance industry rather than the losses of any particular insurer. For example, the buyer of a “$100 million limit U.S. Wind ILW attaching at $20 billion” will pay an upfront premium to a protection writer (i.e., the reinsurer or an SPV) and in return will receive $100 million if total losses to the insurance industry from a single U.S. hurricane exceed $20 billion. The industry loss ($20 billion in this case) is often referred to as the “trigger” and is reported by an independent third party after an event has occurred. The amount of protection offered by the contract ($100 million in this case) is referred to as the “limit.” ILW Notes could also provide exposure to transactions linked to an index not linked to insurance industry losses, such as wind speed or earthquake magnitude and location. The Funds, as a holder of an ILW Note, would be entitled to a return linked to the premium paid by the sponsor and the occurrence or non-occurrence of the trigger event. During the year ended October 31, 2025 the Funds had no exposure to ILW Notes.
(j) Alternative Lending. The Diversified Alternatives Fund invests in alternative lending-related securities. Alternative lending, which is sometimes referred to as fintech, online lending or marketplace lending, is a method of financing in which an alternative lending platform facilitates the borrowing and lending of money while generally not relying on deposits for capital to fund loans. It is considered an alternative to more traditional debt financing done through a bank. There are several
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Notes to Financial Statements	October 31, 2025
different models of alternative lending but, very generally, a platform typically matches consumers, small or medium-sized businesses or other types of borrowers with investors that are interested in gaining investment exposure to the loans made to such borrowers. Prospective borrowers are usually required to provide or give access to certain financial information to the platform, such as the intended purpose of the loan, income, employment information, credit score, debt-to-income ratio, credit history (including defaults and delinquencies) and home ownership status, and, in the case of small business loans, business financial statements and personal credit information regarding any guarantor, some of which information is made available to prospective lenders. Often, platforms charge fees to borrowers to cover these screening and administrative costs. Based on this and other relevant supplemental information, the platform usually assigns its own credit rating to the borrower and sets the interest rate for the requested borrowing. Platforms then post the borrowing requests online and investors may choose among the loans, based on the interest rates the loans are expected to yield less any servicing or origination fees charged by the platform or others involved in the lending arrangement, the background data provided on the borrowers, and the credit rating assigned by the platform. In some cases, a platform partners with a bank to originate a loan to a borrower, after which the bank sells the loan to the platform or directly to the investor; alternatively, some platforms may originate loans themselves. Some investors, including the Fund, may not review the particular characteristics of the loans in which they invest at the time of investment, but rather negotiate in advance with platforms the general criteria of the investments.
Other alternative lending platforms are non-traditional intermediaries. Unlike marketplace lenders, non-traditional intermediaries do not themselves (either alone or working with a bank) originate loans. Instead, they intermediate sales of loans originated by more traditional lenders to buyers that utilize alternative sources of capital (i.e., capital other than bank deposits).
Platforms may set minimum eligibility standards for borrowers to participate in alternative lending arrangements and may limit the maximum permitted borrowings. Depending on the purpose and nature of the loan, its term may, for example, be as short as six months or shorter, or as long as thirty years or longer. Set forth below is additional information about some of the Diversified Alternatives Fund’s alternative lending-related investments.
(k) Whole Loans. When the Diversified Alternatives Fund invests directly or indirectly in whole loans, it typically purchases all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform or its affiliate. The platform or a third-party servicer typically continues to service the loans, collecting payments and distributing them to investors, less any servicing fees assessed against the Fund, and the servicing entity typically will make all decisions regarding any modification, forbearance or other form of relief that may be provided to a borrower experiencing financial hardship and acceleration or enforcement of the loans following any default by a borrower. Where a platform or its affiliate acts as the loan servicer, there is typically a backup servicer in place in case that platform or affiliate ceases or fails to perform these servicing functions. The Diversified Alternatives Fund, as an investor in a whole loan, would be entitled to receive payment only from the borrower and/or any guarantor, and would not be able to recover any deficiency from the platform, except under very narrow circumstances, which may include fraud by the borrower in some cases. The whole loans in which the Diversified Alternatives Fund may invest may be secured or unsecured. Cash segregated for the purchase of whole loans, if any, is located in other assets on the Consolidated Statement of Assets and Liabilities.
(l) Loan Participations. The Diversified Alternatives Fund may invest in participation interests in whole loans, which are typically originated by an alternative lending platform in partnership with a bank or other financial institutions. When the Fund invests in participation interests, the Diversified Alternatives Fund typically purchases a fractional or full economic interest in the underlying whole loans and the originating bank retains the legal title to such loans. As with the Diversified Alternatives Fund’s investments in whole loans, the alternative lending platform or a third party servicer typically continues to service the loans, collecting payments and distributing them to investors in the loan participations, less any servicing fees assessed against the Diversified Alternatives Fund, and the servicing entity typically will make all decisions regarding any modification, forbearance or other form of relief that may be provided to a borrower experiencing financial hardship and acceleration or enforcement of the loans following any default by a borrower. The servicing entity may distribute payments of principal and interest from the borrower directly to the Fund as a holder of participation interests. Alternatively, the Diversified Alternatives Fund may receive payments of principal and interest as passed through by the bank or other financial institution originating the whole loans and issuing the participation interests. The participation interests in which the Diversified Alternatives Fund invests may be in whole loans that are secured or unsecured.
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Notes to Financial Statements	October 31, 2025
(m) Pass-Through Certificates. The Diversified Alternatives Fund may invest in pass-through certificates, which are a form of asset-backed security that is backed by a pool of whole loans originated or sourced by one or more alternative lending platforms and that represents the right of the holder to receive specified distributions in respect of such whole loans; specifically, holders are entitled to receive payments on account of principal and interest payments made by borrowers on the underlying loans, as well as proceeds from the sale or liquidation of any loan underlying the pass-through certificate, net of fees, expenses and other amounts payable to the issuer, trustee, originating platform(s) or other third parties as required. Unlike many other asset-backed securities, pass-through certificates are generally not issued with multiple tranches; instead, all holders of a particular certificate share a pro rata interest in the underlying pool of whole loans and distributions with respect thereto.
(n) Asset-Backed Securities. The Diversified Alternatives Fund may invest in, and may sell certain of its alternative lending-related investments to, securitization vehicles, formed by alternative lending platforms or third parties for the purpose of acquiring alternative lending-related investments and issuing securities, the payments on which are funded by payments received on such entities’ underlying investments. Such asset-backed securities, including mortgage-backed securities, may be issued in different tranches of debt and residual equity interests with different rights and preferences. The Diversified Alternatives Fund may hold any tranche of such asset-backed securities. The volume and frequency of the Diversified Alternatives Fund’s sales of pools of loans to securitization vehicles may increase as a more active and reliable secondary market develops over time.
(o) Shares, Certificates, Notes or Other Securities. The Diversified Alternatives Fund may invest in shares, certificates, notes or other securities representing the right to receive principal and interest payments due on fractions of whole loans or pools of whole loans. The platform or a separate special purpose entity organized by or on behalf of the platform may hold the whole loans underlying such investments on its books and issue to the Diversified Alternatives Fund, as an investor, a share, certificate, note or other security, the payments on which track and depend upon the borrower payments on the underlying loans. As with whole loans, the platforms or third-party servicers typically continue to service the underlying loans on which the performance of such securities is based. Such securities may be linked to any of the types of whole loans in which the Diversified Alternatives Fund may invest directly. Such securities may also track fractions of a whole loan. These securities may be sold through publicly registered offerings or through unregistered private offerings.
(p) Equity Securities. The Diversified Alternatives Fund may invest directly or indirectly in equity securities of both non-U.S. and U.S. small and mid-cap companies.
(q) Debt Securities. The Diversified Alternatives Fund may have exposure to the debt securities of U.S. or non-U.S. issuers. These debt securities may have fixed or floating interest rates; may or may not be collateralized; and may be below investment grade or unrated but judged by the Adviser to be of comparable quality (debt securities that are below investment grade are commonly called “junk bonds”). The Diversified Alternatives Fund has no limits as to the maturity of debt securities in which it invests directly or indirectly. Such investments may be within any maturity range (short, medium or long) depending on the Adviser’s evaluation of investment opportunities available within the debt securities market. Similarly, the Diversified Alternatives Fund has no limits as to the market capitalization range of the issuers.
(r) Distributions to Shareholders. The Funds intend to distribute to their shareholders substantially all investment company taxable income and net realized capital gains, if any, at least annually. The Funds may not declare or pay distributions to their shareholders if it does not meet asset coverage ratios under the 1940 Act. Distributions are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.
(s) Foreign Securities and Currency Transactions. The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.
Stone Ridge Funds | Annual Report | October 31, 2025	247

Notes to Financial Statements	October 31, 2025
The Funds may invest in reinsurance-related securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of reinsurance-related security issuers are domiciled outside the United States, the Funds will normally invest a significant amount of their assets in non-U.S. entities. Accordingly, the Funds may invest without limitation in securities issued by non-U.S. entities, including those in emerging market countries. Certain SPVs in which the Funds invests may be sponsored by non-U.S. insurers that are not subject to the same regulation as that to which U.S. ceding insurers are subject. Such SPVs may pose a greater risk of loss, for example due to less stringent underwriting and/or risk-retention requirements. The Funds’ investments will consist primarily of event-linked bonds, Quota Share Notes and ILW Notes that provide the Funds with contractual rights under the terms of the bond issuance. While the contractual rights of such instruments are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the United States. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the Funds’ investments in foreign securities. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Funds’ assets.
If the Funds invest in foreign issuers by purchasing American Depositary Receipts (“ADRs”) (U.S. dollar-denominated depositary receipts issued generally by banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or over-the counter in the United States), the Funds are exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.
(t) Allocation of Income, Expenses, Gains/Losses. Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each fund are allocated daily to each share class based upon the ratio of net assets represented by each class as a percentage of the net assets of each fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated based on average net assets, with the exception of the High Yield Reinsurance Fund’s 12b-1 fees, which are expensed at 0.15% of average daily net assets of the Class M shares.
(u) Other. Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method. Realized gains and losses on securities sold are calculated on a first-in, first-out basis.
(v) Restricted Securities. The Funds may invest a substantial portion of their assets in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid.
(w) REIT Distributions. The character of distributions received from real estate investment trusts (“REITs”) held by the Funds is generally made up of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(x) Rule 18f-4. The SEC adopted regulations under the 1940 Act governing the use of derivatives and certain related instruments by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a Fund can enter into, eliminates the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The High Yield Reinsurance
248	Stone Ridge Funds | Annual Report | October 31, 2025

Notes to Financial Statements	October 31, 2025
Fund qualifies as a “limited derivatives user” as defined under Rule 18f-4 and as such, has adopted policies and procedures reasonably designed to manage such fund’s derivatives risk to ensure the Fund’s derivatives exposure remains limited. As required by Rule 18f-4, the Diversified Alternatives Fund has adopted and implemented a derivatives risk management program to govern its use of derivatives and appointed a derivatives risk manager. The derivatives risk manager is appointed by the Board and conducts periodic reviews of the derivatives risk management program and reports findings back to the Board. Rule 18f-4 restricts each Fund’s ability to engage in certain derivatives transactions and may increase the costs related to the Fund’s use of such derivatives transactions, which could adversely affect the value or performance of a Fund. In addition, the Diversified Alternatives Fund has elected to treat reverse repurchase agreements and similar financing transactions as derivatives for purposes of Rule 18f-4.
(y) New Accounting Pronouncements. In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial positions or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chief Executive Officer of Stone Ridge Asset Management is the CODM of each Fund. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocations are pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s Schedule of Investments, total returns, and changes in net assets from operations, subscriptions and redemptions, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets of each Fund are reflected on the accompanying Statements of Assets and Liabilities as “total assets”.
(z) Market Volatility. The value of the securities in the Funds may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Funds and their investments, including hampering the ability of the Adviser to invest the Funds’ assets as intended.
3. Federal Tax Matters
Provisions for federal income taxes or excise taxes have not been made because the Funds intend to be taxed as RICs and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.
For the year October 31, 2025, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	TOTAL DISTRIBUTABLE EARNINGS/(LOSS)	PAID IN CAPITAL
High Yield Reinsurance Fund	$—	$—
Diversified Alternatives Fund	38,796,585	(38,796,585)

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Notes to Financial Statements	October 31, 2025
These differences primarily relate to investments in controlled foreign corporations, equalization credits utilized, and non-deductible excise taxes paid.

	High Yield Reinsurance Risk Premium Fund	Diversified Alternatives Fund
Tax cost of investments	$4,026,927,507	$2,045,402,327
Unrealized appreciation	308,646,253	111,121,904
Unrealized depreciation	(370,549,558)	(219,530,167)
Net unrealized appreciation (depreciation)	(61,903,305)	(108,408,263)
Undistributed ordinary income	145,159,923	134,043,805
Undistributed long-term gain (capital loss carryover)	(144,594,239)	(123,108,789)
Distributable earnings	565,684	10,935,016
Other temporary differences	29,793,230	11,129,199
Total accumulated gain (loss)	$(31,544,391)	$(86,344,048)

The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to mark-to market adjustments on passive foreign investment companies and derivatives, basis adjustments on investments in controlled foreign corporations and subsidiaries, differences in amortization of interest income between book and tax and partial worthlessness differences on distressed loans.
The tax character of distributions paid during the year ended October 31, 2025 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
High Yield Reinsurance Fund	$501,107,537	$ —	$ —	$501,107,537
Diversified Alternatives Fund	112,319,585	—	—	112,319,585

The tax character of distributions paid during the year ended October 31, 2024 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
High Yield Reinsurance Fund	$367,700,010	$ —	$ —	$367,700,010
Diversified Alternatives Fund	133,113,850	—	—	133,113,850

As of October 31, 2025 certain Funds have tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
High Yield Reinsurance Fund	$(18,229,598)	$(126,364,641)	$(144,594,239)
Diversified Alternatives Fund	(79,958,436)	(43,150,353)	(123,108,789)

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended October 31, 2025, or for any other tax years which are open for exam. As of October 31, 2025, open tax years include the years ended October 31, 2022, 2023 and 2024. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.
4. Agreements
(a) Investment Management Agreement. The Adviser is the Funds’ investment adviser and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Funds.
250	Stone Ridge Funds | Annual Report | October 31, 2025

Notes to Financial Statements	October 31, 2025
As compensation for its services, the Adviser is paid by the High Yield Reinsurance Fund a fee, computed daily and paid monthly in arrears, at the annual rate of 1.50% of the Fund’s average daily net assets. As compensation for its services, the Adviser is paid by the Diversified Alternatives Fund a fee, computed daily and paid monthly in arrears, at the annual rate of (i) 0.00% of the Fund’s average daily net assets invested in any other fund advised by the Adviser and (ii) 1.50% of the Fund’s average daily net assets invested in other investments.
Through February 28, 2026 for the High Yield Reinsurance Fund, the Adviser has agreed to waive its advisory fee and/or pay or otherwise bear operating and other expenses of the Fund or classes thereof (excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business collectively, the (“Excluded Expenses”) solely to the extent necessary to limit the Fund’s total annual fund operating expenses, other than the Excluded Expenses, to 1.70% for Class I shares and 1.85% for Class M shares of the High Yield Reinsurance Fund. Through February 28, 2027 for the Diversified Alternatives Fund, the Adviser has agreed to waive its advisory fee and/or pay or otherwise bear operating and other expenses of the Fund or classes thereof (excluding the Fund’s investment management fee, financial intermediary fees and expenses (including shareholder servicing fees and expenses, sub-transfer agency servicing fees and expenses and fees and expenses for custodial services rendered to shareholders), brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest payments on borrowed funds, loan servicing fees, loan collection and administration fees and expenses; interest and commitment fees; short dividend expense; acquired fund fees and expenses; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Diversified Alternatives Expenses”)) solely to the extent necessary to limit the Diversified Alternatives Fund’s total annual fund operating expenses, other than Excluded Diversified Alternatives Expenses, to 0.40% for the Class I and Class J shares of the Diversified Alternatives Fund (prior to January 22, 2021, 0.55% for the Class J shares, previously Class M shares, of the Diversified Alternatives Fund). With respect to each Fund, the Adviser is permitted to recoup in later periods expenses attributable to a Class that the Adviser has paid or otherwise borne (whether through reduction of its advisory fee or otherwise) to the extent that the expenses for the Class of shares fall below the annual limitation rate in effect at the time of the actual waiver/reimbursement and to the extent that they do not cause the Class to exceed the annual rate in effect at the time of the recoupment. However, the Adviser shall not be, and under the expense limitation agreements that were in place during the period covered by this report the Adviser was not, permitted to recoup any such fees or expenses beyond three years from the month end in which the Adviser reduced a fee or reimbursed an expense. The Adviser has waived and recouped amounts as disclosed in each Fund’s Statement of Operations. As of October 31, 2025, the remaining amount of waived fees subject to be recouped in future years are as follows:

Fund	Remaining Amount to be Recouped (Expiring by October 31, 2026)	Remaining Amount to be Recouped (Expiring by October 31, 2027)	Remaining Amount to be Recouped (Expiring by October 31, 2028)
High Yield Reinsurance Fund	$—	$—	$—
Diversified Alternatives Fund	—	—	—

(b) Custodian, Administrator and Transfer Agent. The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Transfer Agent”), an affiliate of U.S. Bank, N.A.
(c) Distributor. Foreside Global Services, LLC (the “Distributor”) serves as the Funds’ distributor.
5. Distribution and Service Arrangements
Financial intermediaries may provide varying investment products, programs, platforms and accounts for the benefit of shareholders. Such intermediaries generally charge fees in connection with a variety of services, which may include (i) personal and account maintenance services, sub-transfer agency services and custodial services rendered to shareholders who are customers of the intermediary, including electronic transmission and processing of orders, electronic fund transfers between shareholders and the relevant Fund, reinvestment of distributions, settlement and reconciliation of transactions, liaising with the Transfer Agent, facilitation of electronic delivery to shareholders of Fund documentation,
Stone Ridge Funds | Annual Report | October 31, 2025	251

Notes to Financial Statements	October 31, 2025
monitoring shareholder accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and other similar services (fees for such services, “servicing fees”) and/or (ii) activities or expenses primarily intended to result in the sale of shares (fees for such services, if any, “distribution fees” and, together with servicing fees, “intermediary fees”). Such fees may be based on the number of accounts or may be a percentage of the average value of accounts for which the intermediary provides services, and are intended to compensate intermediaries for their provision of services of the type that would be provided by the Transfer Agent or other service providers if the shares were registered on the books of the relevant Fund. The Funds do not believe that any portion of fees currently paid to financial intermediaries are distribution fees.
For the High Yield Reinsurance Fund, intermediary fees may be paid pursuant to a Distribution Plan (“12b-1 Plan”) adopted by the Fund with respect to its Class M shares, at the maximum annual rate of 0.15% of the Fund’s average daily net assets attributable to Class M. These fees are paid out of the Fund’s Class M shares’ assets on an ongoing basis and may be administered or facilitated by the Distributor. Because Rule 12b-1 fees are paid out of the Fund’s Class M shares’ assets on an ongoing basis, over time these fees will increase the cost of a shareholder’s investment and may cost a shareholder more than other types of sales charges. If amounts remain from the Rule 12b-1 fees after the intermediaries have been paid, such amounts are reimbursed to the Fund. The Distributor does not retain any portion of the Rule 12b-1 fees. To the extent that there are expenses associated with shareholder services that exceed the amounts payable pursuant to the 12b-1 Plan, the Class M shares of the Fund will bear such expenses. For Class I shares of the Fund, the Adviser pays all intermediary fees.
For the Diversified Alternatives Fund, intermediary fees may be paid out of the Fund’s Class J shares’ assets on an ongoing basis. Because these intermediary fees are paid out of the Fund’s Class J shares’ assets on an ongoing basis, over time these fees will increase the cost of a shareholder’s investment and may cost a shareholder more than other types of charges. For Class J shares, the Adviser pays a portion of the intermediary fees, and the Class J shares bear the remainder. For Class I shares, the Adviser pays all intermediary fees. For the year ended October 31, 2025 intermediary fees of $190,038 were paid by Class J shares.
6. Related Parties
Certain officers of the Trust are also employees of the Adviser. The officers, with the exception of the Chief Compliance Officer, are not compensated by the Trust. The Trust pays a portion of the Chief Compliance Officer’s salary.
7. Investment Transactions
For the year ended October 31, 2025, aggregate purchases and sales of securities (excluding short-term securities) by the Funds were as follows:

	HIGH YIELD REINSURANCE FUND	DIVERSIFIED ALTERNATIVES FUND
Purchases	$1,467,170,768	$883,289,657
Sales	854,731,997	361,465,060

8. Capital Share Transactions

High Yield Reinsurance Fund - Class I	Year Ended October 31, 2025	Year Ended October 31, 2024
Shares sold	152,163,933	147,570,833
Shares issued to holders in reinvestment of dividends	12,012,433	10,866,446
Shares redeemed	(89,030,053)	(51,929,419)
Net increase in shares	75,146,313	106,507,860
Shares outstanding:
Beginning of year	347,330,480	240,822,620
End of year	422,476,793	347,330,480

252	Stone Ridge Funds | Annual Report | October 31, 2025

Notes to Financial Statements	October 31, 2025

High Yield Reinsurance Fund - Class M	YEAR Ended October 31, 2025	Year Ended October 31, 2024
Shares sold	1,624,061	1,477,986
Shares issued to holders in reinvestment of dividends	425,072	710,008
Shares redeemed	(3,649,275)	(3,704,077)
Net decrease in shares	(1,600,142)	(1,516,083)
Shares outstanding:
Beginning of year	9,631,318	11,147,401
End of year	8,031,176	9,631,318

Diversified Alternatives Fund - Class I
Shares sold	92,298,135	62,418,375
Shares issued to holders in reinvestment of dividends	4,596,144	6,869,291
Shares redeemed	(40,915,077)	(30,952,417)
Net increase in shares	55,979,202	38,335,249
Shares outstanding:
Beginning of year	120,004,952	81,669,703
End of year	175,984,154	120,004,952

Diversified Alternatives Fund - Class J
Shares sold	1,826,881	3,761,049
Shares issued to holders in reinvestment of dividends	269,827	383,889
Shares redeemed	(2,295,061)	(1,768,905)
Net increase/(decrease) in shares	(198,353)	2,376,033
Shares outstanding:
Beginning of year	6,101,126	3,725,093
End of year	5,902,773	6,101,126

9. Transactions with Affiliate
The following is a summary of transactions during the year ended October 31, 2025 in which the issuers were affiliates of the fund as defined in Section (2)(a)(3) of the 1940 Act:

Diversified Alternatives Fund(1)
	Stone Ridge High Yield Reinsurance Risk Premium - Class I(2)	Stone Ridge Art Risk Premium Fund - Common Shares	Total
November 1, 2024 Balance
Shares	7,154,010	1,198,422	8,352,432
Cost	$65,004,227	$13,001,000	$78,005,227
Additions
Shares	12,116,813	921,822	13,038,635
Cost	$108,265,810	$9,700,000	$117,965,810
Reductions
Shares	10,710,259	—	10,710,259
Cost	$96,756,759	$—	$96,756,759
October 31, 2025 Balance
Shares	8,560,564	2,120,244	10,680,808
Cost	$76,513,278	$22,701,000	$99,214,278
Value	$78,842,795	$22,347,374	$101,190,169
Dividend Income	$8,265,810	$—	$8,265,810
Realized Gain/(Loss)	$(1,756,759)	$—	$(1,756,759)
Change in Unrealized Appreciation (Depreciation)	$944,530	$(151,771)	$792,759

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Notes to Financial Statements	October 31, 2025
(1)
The Diversified Alternatives Fund is not paying advisory fees on its holdings of the High Yield Reinsurance Fund or Stone Ridge Art Risk Premium Fund as the Adviser is paid an advisory fee from the High Yield Reinsurance Fund and Stone Ridge Art Risk Premium Fund.

(2)
On February 7, 2025, the Diversified Alternatives Fund redeemed 10,710,259 shares of the High Yield Reinsurance Fund with a value of $95,000,000. The redemption was satisfied with a cash payment in the amount of $6,796,496, and an in kind payment of securities that had a value of $88,203,504. The Diversified Alternatives Fund recorded a realized loss of $1,756,759 on the in kind redemption. The High Yield Reinsurance Fund recorded a realized gain of $490,773 on the payment in kind on shares redeemed by the Diversified Alternatives Fund.

10. Financing Facility
The Funds may obtain leverage through borrowings in seeking to achieve their investment objectives. The Funds share a $150,000,000 umbrella line of credit in the form of an unsecured loan agreement with U.S. Bank National Association, which is effective November 28, 2017 through October 17, 2026. With respect to the High Yield Reinsurance Fund and the Diversified Alternatives Fund, the maximum withdrawal capacity for each Fund is 33.33% of the net market value of the assets of such Fund (not to exceed $150,000,000 outstanding across all Funds). The Funds did not borrow from the umbrella line of credit during the year ended October 31, 2025.
11. Subsequent Events Evaluation
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.
254	Stone Ridge Funds | Annual Report | October 31, 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders of Stone Ridge High Yield Reinsurance Risk Premium Fund and Stone Ridge Diversified Alternatives Fund and the Board of Trustees of Stone Ridge Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities (consolidated for Stone Ridge Diversified Alternatives Fund) of Stone Ridge High Yield Reinsurance Risk Premium Fund and Stone Ridge Diversified Alternatives Fund (collectively referred to as the “Funds”), (two of the funds constituting Stone Ridge Trust (the “Trust”)), including the schedules of investments (consolidated for Stone Ridge Diversified Alternatives Fund), as of October 31, 2025, and the related statements of operations (consolidated for Stone Ridge Diversified Alternatives Fund) and cash flows (consolidated for Stone Ridge Diversified Alternatives Fund) for the year then ended, the statements of changes in net assets (consolidated for Stone Ridge Diversified Alternatives Fund) for each of the two years in the period then ended, the financial highlights (consolidated for Stone Ridge Diversified Alternatives Fund) for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position (consolidated for Stone Ridge Diversified Alternatives Fund) of each of the Funds (two of the funds constituting Stone Ridge Trust) at October 31, 2025, the results of their operations (consolidated for Stone Ridge Diversified Alternatives Fund) and their cash flows (consolidated for Stone Ridge Diversified Alternatives Fund) for the year then ended, the changes in their net assets (consolidated for Stone Ridge Diversified Alternatives Fund) for each of the two years in the period then ended and their financial highlights (consolidated for Stone Ridge Diversified Alternatives Fund) for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Stone Ridge investment companies since 2013.
Minneapolis, Minnesota
December 30, 2025

Stone Ridge Funds | Annual Report | October 31, 2025	255

Additional Information (Unaudited)
1. Board Approval of the Continuation of the Investment Management Agreements
Throughout the year, the Board of Trustees (the “Board”) of Stone Ridge Trust (the “Trust”), including the members of the Board who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), considers matters bearing on the investment management agreements between Stone Ridge Asset Management LLC (the “Adviser”) and the Trust, on behalf of each series of the Trust. On an annual basis, the Board, including the Independent Trustees, holds a meeting to determine whether to approve the continuation, ordinarily for an additional one-year period, of any investment management agreements that are proposed to be renewed.
At an in person meeting held on October 28, 2025, the Board, including a majority of the Independent Trustees, considered and approved the continuation for a one-year period of each of the investment management agreements (the “Existing Agreements”) between the Adviser and the Trust on behalf of Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Reinsurance Fund”) and Stone Ridge Diversified Alternatives Fund (the “Diversified Alternatives Fund” and together with High Yield Reinsurance Fund, the “Funds”). Prior to the meeting, the Independent Trustees received a memorandum from independent counsel describing their responsibilities in connection with the approval of the Existing Agreements. In evaluating each Existing Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Existing Agreements.
The Board’s consideration of each Existing Agreement included but was not limited to: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Funds and the Adviser; (3) the cost of the services provided and the profits and other benefits realized by the Adviser from its relationship with each Fund; and (4) the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect such economies of scale for the benefit of shareholders of the Funds. In determining whether to approve the continuation of the Existing Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative; individual trustees may have evaluated the information presented differently from one another, giving different weights to various factors.
In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the investment management services provided by the Adviser, including management of each Fund’s portfolio in accordance with its investment objective, investment policies, investment restrictions and applicable law; the unique and complex nature of the Funds’ investment programs in the registered fund space; investment selection and monitoring; selection of trading counterparties and order management; the creation and implementation of ongoing analytical and risk management strategies; the Adviser’s investment in infrastructure, proprietary software, technology and personnel needed to implement each Fund’s investment program; and the oversight and/or implementation of policies and procedures necessary to fulfill these responsibilities.
The Board also considered other services provided by the Adviser, including proxy voting (to the extent applicable), monitoring potential conflicts of interest and maintaining regulatory compliance programs for the Funds. In addition, the Board considered the qualifications and professional backgrounds of the Adviser’s personnel who provide significant advisory or other services to each Fund under the applicable Existing Agreement and analyzed the Adviser’s ongoing ability to service the Funds through such personnel. Based on this and related information, the Board, including the Independent Trustees, concluded that the nature, extent and quality of services supported the continuation of the Existing Agreements.
In considering the investment performance of the Funds and the Adviser, the Board reviewed information provided by the Adviser relating to each Fund’s performance together with the performance of each Fund’s corresponding indices. For each Fund, the Board considered the performance information for the one-month, three-month, six-month, one-year, three-year, five-year and ten-year (High Yield Reinsurance Fund) periods ended August 31, 2025, as well as for the period ended August 31, 2025 since each Fund’s inception. The Board also reviewed performance information for funds within Morningstar categories of U.S. non-traditional bond fund strategies and U.S. fund miscellaneous fixed income strategies (for the High Yield Reinsurance Fund) and U.S. fund multi-strategies (for the Diversified Alternatives Fund), in each case, with specified characteristics and within a specified size range relative to the Funds, as determined by the Adviser in consultation
256	Stone Ridge Funds | Annual Report | October 31, 2025

Additional Information (Unaudited)
with the Funds’ third-party administrator (the “peer groups”). The Board considered the performance information for any comparable registered investment funds managed by the Adviser. The Board also considered the Adviser’s explanation that it does not manage any other accounts with strategies similar to those of the Funds and that there are very few, if any, funds that follow investment strategies similar to those of the Funds due to the unique nature of the Funds’ investment strategies among registered funds, thus making it difficult to identify appropriate peer groups for the Funds and that the peer groups identified were based on an assessment of how the Adviser and the Funds’ third-party administrator believed Morningstar would likely categorize the Funds. The Board, including the Independent Trustees, concluded that each Fund’s performance in light of all relevant factors supported the renewal of the Existing Agreement relating to that Fund.
In considering the cost of services provided and the benefits realized by the Adviser from its relationship with each Fund, the Board considered the fees paid under each Existing Agreement, the expense ratio for each Fund and any contractual expense limitation undertaken by the Adviser. In considering the appropriateness of the management fees, expense ratios and expense limitations applicable to the Funds, the Board also compared this data against the corresponding information for the funds in the applicable peer group. The Board took into consideration information provided by the Adviser relating to the Adviser’s financial health, profitability and the benefits that the Adviser derives from the Existing Agreements. The Board also noted that the Adviser may receive reputational benefits from its relationships with the Funds. Based on the foregoing information and other factors deemed relevant, the Board, including the Independent Trustees, concluded that the management fee arrangements applicable to each of the Funds pursuant to the Existing Agreements were fair and reasonable and that the costs of the services the Adviser provided and the related benefits to the Adviser in respect of its relationships with the Funds supported the continuation of the Existing Agreements.
Finally, the Board considered the extent to which economies of scale in the provision of services by the Adviser would be realized as the Funds grow and whether the Funds’ fee levels reflect such economies of scale, such as through breakpoints in their investment management fees or through expense waiver and/or limitation agreements. The Board noted the Adviser’s views regarding its ability to achieve economies of scale in respect of the different asset classes represented by the Funds’ investment programs. In addition, the Board noted that each of the Funds was subject to a contractual expense limitation agreement. The Board noted that the Adviser generally sets the expense limitations for the Funds, if any, at levels that it believes reflect market levels for the services provided to, and expenses borne by, the Funds. After reviewing this and related information, the Board, including the Independent Trustees, concluded that the extent to which economies of scale currently are shared with the Funds supported the continuation of the Existing Agreements.
Based on a consideration and evaluation of all factors deemed to be relevant, including the foregoing matters and the Board’s determination that the continuation of each of the Existing Agreements was in the best interests of the shareholders, the Board, including the Independent Trustees, concluded that each of the Existing Agreements should be continued for a one-year period.
2. Shareholder Notification of Federal Tax Status
For the fiscal year ended October 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
Diversified Alternatives Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year October 31, 2025 was as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
Diversified Alternatives Fund	0.00%

Stone Ridge Funds | Annual Report | October 31, 2025	257

Additional Information (Unaudited)
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
Diversified Alternatives Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Section 871(k)(1)(C) for each Fund were as follows:

PERCENTAGES
High Yield Reinsurance Fund	3.52%
Diversified Alternatives Fund	26.77%

Shareholders should not use the above information to prepare their tax returns. Since the Funds’ fiscal year is not the calendar year, another notification is available with respect to calendar year 2025. Such notification, which reflects the amount to be used by calendar year taxpayers on their Federal income tax returns, will be made in conjunction with shareholder year-end tax reporting in February 2026. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.
3. Disclosure Regarding Fund Trustees and Officers
Independent Trustees(1)

Name (Year of Birth)	Position(s) Held with the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee(3)	Other Directorships / Trusteeships Held by Trustee During the Past 5 Years
Jeffery Ekberg (1965)	Trustee	since inception	Self-employed (personal investing), since 2011; Principal, TPG Capital, L.P. (private equity firm) until 2011; Chief Financial Officer, Newbridge Capital, LLC (subsidiary of TPG Capital, L.P.) until 2011	17	None.
Daniel Charney (1970)	Trustee	since inception	Co-Head of Global Markets, TD Securities (investment bank) and Vice Chair of TD Cowen, a division of TD Securities (financial services firm) since 2023; Co-President, Cowen and Company, Cowen Inc. (financial services firm) 2012-2023	17	None.

Interested Trustee

Name (Year of Birth)	Position(s) Held with the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee(3)	Other Directorships / Trusteeships Held by Trustee During the Past 5 Years
Ross Stevens (1969)(4)	Trustee, Chairman	since inception	Founder and Chief Executive Officer of Stone Ridge since 2012	17	None.

258	Stone Ridge Funds | Annual Report | October 31, 2025

Additional Information (Unaudited)
(1)	Information as of October 31, 2025.
(2)	Each Trustee serves until resignation or removal from the Board.
(3)	The Fund Complex includes the Trust and Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust V, and Stone Ridge Trust VIII, other investment companies managed by the Adviser.
(4)	Mr. Stevens is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, due to his position with the Adviser.
Officers of the Trust

Name (Year of Birth) and Address(1)(2)	Position(s) Held with the Trust	Term of Office and Length of Time Served(3)	Principal Occupation(s) During Past 5 Years
Ross Stevens (1969)	President, Chief Executive Officer and Principal Executive Officer	since inception	Founder and Chief Executive Officer of the Adviser, since 2012.
Lauren D. Macioce (1978)	Chief Compliance Officer, Secretary, Chief Legal Officer and Anti-Money Laundering Compliance Officer	since 2016	General Counsel and Chief Compliance Officer of the Adviser, since 2016.
Maura Keselowsky (1983)	Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer	since July 2024	Supervising Fund Controller at the Adviser, since 2022; member of Finance at the Adviser, since 2018
Anthony Zuco (1975)	Assistant Treasurer	since 2018	Supervising Fund Controller at the Adviser, since 2015-2022; member of Finance at the Adviser, since 2015.
Alexander Nyren (1980)	Assistant Secretary	since 2018	Head of Reinsurance of the Adviser, since 2018; member of Reinsurance portfolio management team at the Adviser, since 2013.
Leson Lee (1975)	Assistant Treasurer	since 2019	Member of Operations at the Adviser, since 2018.
Domingo Encarnacion (1983)	Assistant Treasurer	since 2020	Tax Manager at the Adviser, since 2016.
Stanley Weinberg (1989)	Assistant Treasurer	since 2023	Member of Operations at the Adviser, since 2019.
Daniel Gross (1984)	Assistant Treasurer	since 2023	Member of Operations at the Adviser, since 2019.
Connor O’Neill (1990)	Assistant Treasurer	since April 2024	Member of Operations at the Adviser, since 2020; Operations Manager at Junto Capital Management (2015-2019).
Shamil Kotecha (1986)	Assistant Treasurer	since October 2024	Member of Legal and Compliance at the Adviser, since 2018.
James Corley (1986)	Assistant Treasurer	since January 2025	Member of Operations at the Adviser, since 2019

(1)	Each officer’s mailing address is c/o Stone Ridge Asset Management LLC, One Vanderbilt Avenue, 65th Floor, New York, NY 10017.
(2)	Each of the officers is an affiliated person of the Adviser as a result of his or her position with the Adviser.
(3)	The term of office of each officer is indefinite.
Stone Ridge Funds | Annual Report | October 31, 2025	259

Additional Information (Unaudited)
4. Availability of Quarterly Portfolio Holdings Schedules
The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ filings on Part F of Form N-PORT are available without charge on the SEC’s website, www.sec.gov, or upon request by calling 1.855.609.3680.
5. Proxy Voting Policies and Procedures and Proxy Voting Record
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov. The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.
6. Liquidity Risk Management Program
The Funds have adopted a liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the 1940 Act for the purpose of assessing and managing the Funds’ liquidity risk, which is the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Board has designated the Adviser to administer the Program, and the Adviser has established a Liquidity Risk Management Committee to be responsible for the Program’s operation. Under the Program, the Liquidity Risk Management Committee manages the Funds’ liquidity risk by monitoring the liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools available to the Funds for meeting shareholder redemptions, among other means. From November 1, 2024, through October 31, 2025, the Program supported the Funds’ ability to honor redemption requests timely and the Adviser’s management of the Funds’ liquidity risk. There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.
7. Form N-CSR Items 8-11
Set forth below is the information required to be provided in Items 8-11 of Form N-CSR.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
This information is included as part of the financial statements filed under Item 7 above for Stone Ridge High Yield Reinsurance Risk Premium Fund and Stone Ridge Diversified Alternatives Fund. For more information see the expense items “Trustee fees and expenses” and “Chief Compliance Officer compensation” within each Fund’s Statement of Operations and Note 6 within the Notes to the Financial Statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.
260	Stone Ridge Funds | Annual Report | October 31, 2025

Investment Adviser
Stone Ridge Asset Management LLC
One Vanderbilt Avenue, 65th Floor
New York, NY 10017
Independent Registered Public Accounting Firm
Ernst & Young LLP
700 Nicollet Mall, Suite 500
Minneapolis, MN 55402
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199
Custodians
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
Inspira Financial Trust, LLC
2001 Spring Road #700
Oak Brook, IL 60523
Distributor
Foreside Global Services, LLC
Three Canal Plaza, Suite 100
Portland, Main 04101
Administrator, Transfer Agent and Dividend Disbursing Agent
U.S. Bancorp Fund Services, LLC,
doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
This report has been prepared for shareholders and must be preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ investment objectives, risks, experience of its management and other information.

Stone Ridge Funds P.O. Box 701 Milwaukee, WI 53201-0701
855-609-3680 www.stoneridgefunds.com	SQANNU

(b)	Financial Highlights are included within the report to shareholders filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included as part of the financial statements filed under Item 7 above for Stone Ridge High Yield Reinsurance Risk Premium Fund and Stone Ridge Diversified Alternatives Fund. For more information see the expense items “Trustee fees and expenses” and “Chief Compliance Officer compensation” within each Fund’s Statement of Operations and Note 6 within the Notes to the Financial Statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The registrant’s President and Treasurer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	1/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	1/9/2026

By (Signature and Title)*	/s/ Maura Keselowsky
Maura Keselowsky, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date	1/9/2026